UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta 270 Park Avenue New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2010 through February 28, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

J.P. Morgan Money Market Funds

February 28, 2011

JPMorgan Prime Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 21, 2011 (Unaudited)

Dear Shareholder:

For many investors, the old adage “What’s old is new again,” may be the best way to describe the current economic recovery. While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.

In the U.S., economic momentum and growth appear to be accelerating, helped by pent-up consumer demand, improved balance sheets, and an extension of the Bush-era tax cuts. Additionally, this recovery has seen a sharp rebound in corporate profits. Investors responded enthusiastically to these developments, sending stock markets on an impressive rally, and leading to double-digit gains in 2010.

“While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.”

On the other hand, heightened tensions in the Middle East and renewed concerns about European debt resulted in an increase in market volatility, while the devastating earthquake and tsunami in Japan and the uncertain aftermath is likely to have lingering macroeconomic and market implications.

While positive tailwinds may continue to fuel economic growth, we remain concerned about the scope and potential impact of political unrest and other crises on global markets and economies.

U.S. Treasuries experience broad gains

Investors have continued to focus their investments on fixed income securities, particularly mortgage, investment grade corporate and high yield areas of the market. However, the heightened publicity surrounding the fiscal woes of state and local governments, and the expiration of the Build America Bond Program led many investors away from municipal bonds, which contributed to an increase in market volatility.

The Barclays Capital High Yield Index returned 17.5%, while the Barclays Capital U.S. Aggregate Bond Index returned 4.9%, and the Barclays Capital Emerging Markets Index returned 11.3% for the 12-month period ended February 28, 2011. The Barclays Capital Municipal Index returned 1.7% for the same period.

A late year U.S. stock market rally did little to reverse broad gains experienced by U.S. Treasuries in 2010. Stock market volatility, rising oil prices, and concerns about unrest in the

Middle East generally led to higher prices and lower yields for U.S. Treasuries and other safe haven investments. As of the end of the 12-month period ended February 28, 2011, the yield on the 10-year U.S. Treasury bond declined from 3.6% to 3.4%. Yields on the 30-year U.S. Treasury bond dropped slightly, from 4.6% to 4.5%, while yields on the 2-year U.S. Treasury bond dipped from 0.8% to 0.7% as of the end of the annual reporting period.

Improved economic outlook fuels equity rally

Stocks were supported by improved economic expectations and job growth, as well as the combination of the Federal Reserve’s launch of quantitative easing (QE2) and Congress’ extension of the Bush-era tax cuts. As of the 12-month reporting period ended February 28, 2011, the S&P 500 Index had reached a level of 1,327, an increase of 22.6% from 12 months prior.

Recently, however, risky assets have become more volatile as investors grew concerned about how the disaster in Japan, rising oil prices, and Middle East turmoil will impact the global recovery.

Rely on diversification to prepare for geopolitical risks

While the global economic recovery has demonstrated resiliency, the world is witnessing ongoing turmoil in the Middle East and uncertainty surrounding the fallout from the tragedy in Japan. Additionally, we continue to experience concerns about European sovereign debt.

This environment reminds us of the importance of preparing portfolios for shocks that could not only potentially derail the economic recovery, but also our investment goals. As “uncertainty” is often the only certainty, it makes sense for investors to prepare by maintaining a diversified approach to investing within the context of a balanced portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

Sincerely yours,

George C.W. Gatch

CEO-Investment Management Americas

J.P. Morgan Asset Management

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Prime Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Capital, Cash Management, Direct, Eagle Class, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 2/28/2011	$133.6 Billion
Weighted Average Maturity^	47 days
Weighted Average Life^^.	81 days
S&P rating* (a)	AAAm
Moody’s rating* (b)	Aaa

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share.

(a)	Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.
(b)	Rating incorporate Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund.

MATURITY SCHEDULE**^
1 day	28.7%
2–7 days	10.7
8–30 days	16.2
31–60 days	11.2
61–90 days	16.4
91–180 days	13.5
181+ days	3.3

7-DAY SEC YIELD (1)
Class B Shares	0.01%
Class C Shares	0.01
Agency Shares	0.06
Capital Shares	0.14
Cash Management Shares	0.01
Direct Shares	0.02
Eagle Class Shares	0.01
Institutional Class Shares	0.11
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of February 28, 2011.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.84)%, (0.84)%, 0.01%, 0.11%, (0.64)%, 0.01%, (0.39)%, 0.06%, (0.19)%, (0.20)%, (0.14)%, (0.40)% and (0.74)% for Class B Shares, Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 2/28/2011	$9.7 Billion
Weighted Average Maturity^	47 days
Weighted Average Life^^.	75 days

MATURITY SCHEDULE*^
1 day	31.4%
2–7 days	11.1
8–30 days	13.7
31–60 days	14.0
61–90 days	11.8
91–180 days	14.3
181+ days	3.7

7-DAY SEC YIELD (1)
Class B Shares	0.01%
Class C Shares	0.01
Agency Shares	0.07
Capital Shares	0.15
E*Trade	0.05
Institutional Class Shares	0.12
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2011.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.86)%, (0.86)%, (0.01)%, 0.09%, (0.76)%, 0.04%, (0.20)%, (0.31)%, (0.16)%, (0.43)% and (0.78)% for Class B Shares, Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan U.S. Government Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Direct, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 2/28/2011	$65.5 Billion
Weighted Average Maturity^	49 days
Weighted Average Life^^.	84 days
S&P rating* (a)	AAAm
Moody’s rating* (b)	Aaa

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share.

(a)	Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.
(b)	Rating incorporate Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund.

MATURITY SCHEDULE**^
1 day	18.2%
2–7 days	13.5
8–30 days	17.9
31–60 days	24.0
61–90 days	10.2
91–180 days	11.1
181+ days	5.1

7-DAY SEC YIELD (1)
Agency Shares	0.00%
Capital Shares	0.03
Direct Shares	0.00
Institutional Class Shares	0.00
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of February 28, 2011.
(1)	The yields for Agency Shares, Capital Shares, Direct Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.09)%, 0.01%, (0.09)%, (0.04)%, (0.29)%, (0.40)%, (0.24)%, (0.52)% and (0.84)% for Agency Shares, Capital Shares, Direct Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Direct, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 2/28/2011	$12.4 Billion
Weighted Average Maturity^	48 days
Weighted Average Life^^.	48 days
S&P rating* (a)	AAAm
Moody’s rating* (b)	Aaa

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share.

(a)	Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.
(b)	Rating incorporate Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund.

MATURITY SCHEDULE**^
1 day	45.0%
2–7 days	12.2
8–30 days	12.5
31–60 days	6.1
61–90 days	0.5
91–180 days	11.8
181+ days	11.9

7-DAY SEC YIELD (1)
Class B Shares	0.00%
Class C Shares	0.00
Agency Shares	0.00
Direct Shares	0.00
Institutional Class Shares	0.00
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of February 28, 2011.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Direct Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.99)%, (0.99)%, (0.14)%, (0.14)%, (0.09)%, (0.34)%, (0.44)%, (0.29)%, (0.54)% and (0.89)% for Class B Shares, Class C Shares, Agency Shares, Direct Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan Federal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

Objective	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of 2/28/2011	$7.2 Billion
Weighted Average Maturity^	47 days
Weighted Average Life^^.	80 days
S&P rating* (a)	AAAm
Moody’s rating* (b)	Aaa

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share.

(a)	Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.
(b)	Rating incorporate Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund.

MATURITY SCHEDULE**^
1 day	4.9%
2–7 days	19.6
8–30 days	31.2
31–60 days	19.7
61–90 days	6.5
91–180 days	13.6
181+ days	4.5

7-DAY SEC YIELD (1)
Agency Shares	0.00%
Institutional Class Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of February 28, 2011.
(1)	The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.12)%, (0.07)%, (0.42)%, (0.27)% and (0.52)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of 2/28/2011	$16.8 Billion
Weighted Average Maturity^	45 days
Weighted Average Life^^.	45 days
S&P rating* (a)	AAAm-G
Moody’s rating* (b)	Aaa

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The ‘G’ designation in the S&P rating means that the Fund’s portfolio consists primarily of U.S. Government securities.

(a)	Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.
(b)	Rating incorporate Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund.

MATURITY SCHEDULE**^
1 day	0.0%
2–7 days	16.5
8–30 days	42.2
31–60 days	15.2
61–90 days	16.5
91–180 days	3.6
181+ days	6.0

7-DAY SEC YIELD (1)
Agency Shares	0.00%
Capital Shares	0.00
Institutional Class Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of February 28, 2011.
(1)	The yields for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.15)%, (0.05)%, (0.10)%, (0.45)%, (0.30)%, (0.55)% and (0.90)% for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan Tax Free Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of 2/28/2011	$22.4 Billion
Weighted Average Maturity^	28 days
Weighted Average Life^^.	28 days
S&P rating** (a)	AAAm
Moody’s rating** (b)	Aaa

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share.

(a)	Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.
(b)	Rating incorporate Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund.

MATURITY SCHEDULE***^
1 day	12.6%
2–7 days	72.5
8–30 days	0.7
31–60 days	1.7
61–90 days	0.2
91–180 days	4.7
181+ days	7.6

7-DAY SEC YIELD (1)
Agency Shares	0.04%
Direct Shares	0.00
Eagle Class Shares	0.01
Institutional Class Shares	0.09
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
***	Percentages indicated are based upon total investments as of February 28, 2011.
(1)	The yields for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.01)%, (0.01)%, (0.41)%, 0.04%, (0.31)%, (0.16)% and (0.41)% for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

JPMorgan Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of 2/28/2011	$3.5 Billion
Weighted Average Maturity^	37 days
Weighted Average Life^^.	37 days

MATURITY SCHEDULE**^
1 day	13.2%
2–7 days	65.3
8–30 days	3.2
31–60 days	2.4
61–90 days	1.4
91–180 days	5.2
181+ days	9.3

7-DAY SEC YIELD (1)
Agency Shares	0.13%
E*Trade	0.03
Institutional Class Shares	0.18
Morgan Shares	0.02
Premier Shares	0.02
Reserve Shares	0.02
Service Shares	0.02

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 28, 2011.
(1)	The yields for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.06%, (0.69)%, 0.11%, (0.24)%, (0.09)%, (0.34)% and (0.69)% for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Certificates of Deposit — 48.3%
	ABN Amro Bank N.V.,
500,000	0.305%, 03/31/11	500,002
300,000	0.305%, 03/09/11	300,000
	Australia & New Zealand Banking Group Ltd.,
138,000	0.310%, 03/17/11	138,000
125,000	0.310%, 05/19/11	124,992
285,000	0.320%, 03/14/11	285,000
250,000	0.340%, 05/11/11	250,000
9,000	0.340%, 05/19/11	9,000
250,000	0.340%, 05/26/11	250,000
294,575	Bank of Montreal, 0.190%, 03/04/11	294,575
	Bank of Nova Scotia,
224,000	0.260%, 03/18/11	224,000
460,000	0.260%, 04/18/11	460,000
200,000	0.260%, 03/01/11	200,000
894,000	0.270%, 05/25/11	894,000
269,000	0.270%, 04/10/11	269,000
518,000	0.280%, 05/18/11	518,000
1,132,400	0.350%, 07/06/11	1,132,400
488,150	0.430%, 09/06/11	488,150
173,000	0.430%, 09/07/11	173,000
150,000	0.430%, 09/09/11	150,000
300,000	0.430%, 09/12/11	300,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
109,600	0.380%, 03/14/11	109,600
348,000	0.380%, 05/02/11	348,000
569,000	0.400%, 08/03/11	569,000
242,000	0.420%, 08/18/11	242,011
300,000	Banque Federative du Credit Mutuel, 0.350%, 03/11/11	300,000
	Barclays Bank plc,
675,000	0.360%, 03/02/11	675,000
690,000	0.363%, 03/18/11	690,000
850,000	0.400%, 03/07/11	850,000
530,000	0.400%, 03/10/11	530,000
	BNP Paribas,
240,000	0.352%, 03/30/11	240,000
500,000	0.352%, 03/22/11	500,000
1,064,000	0.362%, 03/20/11	1,064,000
360,000	0.373%, 03/22/11	360,000
471,000	0.380%, 05/02/11	471,000
465,000	0.400%, 04/01/11	465,000
966,730	0.400%, 05/03/11	966,730
437,000	0.560%, 08/09/11	437,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	BPCE,
44,000	0.380%, 04/06/11	44,000
164,000	0.390%, 04/12/11	164,002
383,000	0.410%, 05/10/11	383,007
	Caisse des Depots et Consignation,
1,193,000	0.410%, 08/01/11	1,193,043
320,000	0.420%, 08/09/11	320,000
87,000	0.570%, 09/13/11	87,000
400,000	0.580%, 09/02/11	400,020
	Clydesdale Bank plc,
90,000	0.340%, 05/27/11	90,002
140,000	0.360%, 05/16/11	140,003
273,000	0.410%, 04/15/11	273,004
	Commonwealth Bank of Australia, Ltd.
273,500	0.315%, 05/10/11	273,503
240,000	0.340%, 03/15/11	240,000
	Credit Agricole S.A.,
632,450	0.340%, 03/15/11	632,450
512,000	0.350%, 05/23/11	512,000
1,509,000	0.360%, 05/09/11	1,509,000
339,375	0.380%, 05/02/11	339,375
	Credit Industriel Et Commercial,
1,110,000	0.295%, 04/11/11	1,110,006
590,000	0.340%, 03/07/11	590,001
166,000	0.350%, 03/10/11	166,000
	Credit Suisse First Boston,
631,000	0.260%, 03/01/11	631,000
428,000	0.260%, 03/01/11	428,000
622,000	0.350%, 07/05/11	622,000
582,000	0.260%, 03/01/11	582,000
	Danske Bank A/S,
420,000	0.280%, 03/11/11	420,000
496,000	0.285%, 03/08/11	496,000
	Deutsche Bank AG,
550,000	0.270%, 03/01/11	550,000
159,000	0.340%, 04/04/11	159,000
817,000	0.340%, 05/16/11	817,000
696,000	0.350%, 05/26/11	696,000
	DnB NOR Bank ASA,
200,000	0.285%, 04/12/11	200,000
425,000	0.290%, 04/12/11	425,000
537,000	0.295%, 04/12/11	537,003
	DZ Bank AG,
522,000	0.280%, 03/25/11	522,000
253,000	0.300%, 03/07/11	253,000
266,000	0.310%, 03/04/11	266,000

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Certificates of Deposit — Continued
1,000,000	Erste Bank Der Oesterreichischen Sparkas, 0.250%, 03/04/11	1,000,000
	HSBC Bank plc,
300,000	0.310%, 03/10/11	300,000
543,000	0.340%, 06/01/11	543,000
285,000	0.345%, 05/19/11	285,003
487,000	0.350%, 08/26/11	487,000
300,000	0.465%, 09/16/11	300,000
215,000	0.510%, 08/23/11	215,000
750,000	0.530%, 08/22/11	750,000
600,000	0.570%, 08/19/11	600,014
73,000	0.580%, 08/16/11	73,000
580,000	0.590%, 08/16/11	580,014
	ING Bank N.V.,
535,000	0.310%, 04/08/11	535,000
2,004,000	0.320%, 05/06/11	2,004,000
538,000	Lloyds TSB Bank plc, 0.287%, 03/28/11	538,000
	Mitsubishi UFJ Trust & Banking Corp.,
100,000	0.340%, 04/07/11	100,000
100,000	0.350%, 03/03/11	100,000
150,000	0.385%, 05/05/11	149,896
137,000	0.390%, 08/30/11	137,000
100,000	0.390%, 05/06/11	100,000
300,000	0.398%, 08/15/11	300,000
155,000	0.400%, 05/31/11	155,000
160,000	0.470%, 04/29/11	160,003
	Mizuho Corporate Bank Ltd.,
382,000	0.280%, 03/10/11	382,000
427,000	0.290%, 03/08/11	427,000
910,000	0.300%, 05/05/11	910,000
939,000	0.310%, 05/03/11	939,000
	National Australia Bank Ltd.,
473,000	0.335%, 03/07/11	473,000
480,000	0.350%, 06/09/11	480,000
159,000	0.390%, 06/09/11	159,000
	Natixis,
802,000	0.350%, 03/01/11	802,000
123,000	0.410%, 05/24/11	123,000
250,000	0.440%, 05/06/11	250,000
112,000	Nederlandse Waterschapsbank N.V., 0.395%, 04/06/11	111,956
	Nordea Bank Finland plc,
400,000	0.330%, 03/02/11	400,000
700,000	0.335%, 03/03/11	700,000
100,000	0.340%, 05/24/11	100,000
247,000	0.370%, 07/13/11	247,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Norinchukin Bank-New York,
445,000	0.340%, 04/04/11	445,000
276,000	0.340%, 04/28/11	276,000
559,000	0.350%, 03/29/11	559,000
82,000	Rabobank Australia Ltd., 0.350%, 05/16/11	81,939
	Rabobank Nederland N.V.,
330,000	0.330%, 04/06/11	330,000
536,000	0.331%, 05/29/11	536,000
567,800	0.342%, 03/22/11	567,800
200,000	0.352%, 03/31/11	200,000
268,000	0.400%, 08/10/11	267,519
104,000	0.400%, 08/25/11	103,796
544,000	0.460%, 09/06/11	544,028
325,000	0.475%, 08/19/11	325,000
565,000	0.495%, 09/13/11	565,015
594,220	0.500%, 08/17/11	594,220
	Royal Bank of Canada,
273,000	0.350%, 03/01/11	273,000
410,000	0.350%, 03/01/11	410,000
	Royal Bank of Scotland plc,
813,000	0.260%, 03/11/11	813,000
	Shizuoka Bank,
23,500	0.300%, 04/04/11	23,500
31,900	0.340%, 05/03/11	31,900
	Societe Generale,
115,000	0.340%, 04/25/11	115,000
555,000	0.350%, 03/11/11	555,000
164,000	0.360%, 03/14/11	164,001
452,000	0.367%, 04/08/11	452,000
500,000	0.370%, 03/01/11	500,000
293,000	0.380%, 03/01/11	293,000
	Sumitomo Mitsui Banking Corp.,
378,000	0.305%, 05/03/11	377,997
564,000	0.315%, 05/12/11	564,000
363,000	0.345%, 08/24/11	362,994
80,000	0.350%, 08/25/11	80,000
242,000	VAR, 0.353%, 04/25/11	242,000
531,600	0.360%, 08/12/11	531,600
175,000	0.360%, 03/18/11	175,000
280,000	0.370%, 03/14/11	280,000
316,000	0.370%, 03/16/11	316,000
	Sumitomo Trust & Banking Co., Ltd.,
60,000	0.310%, 04/15/11	60,000
100,000	0.330%, 05/04/11	99,942
48,000	0.345%, 05/03/11	47,971
103,000	0.360%, 05/03/11	102,935

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Certificates of Deposit — Continued
	Svenska Handelsbanken, Inc.,
327,000	0.285%, 04/04/11	327,000
500,000	0.325%, 03/08/11	500,001
595,000	0.350%, 07/13/11	595,000
200,000	0.355%, 09/01/11	200,005
489,500	0.360%, 06/08/11	489,500
995,000	Swedbank AB, 0.190%, 03/03/11	995,000
	Toronto Dominion Bank,
164,000	0.300%, 03/14/11	164,000
170,000	0.350%, 07/12/11	170,000
260,000	UBS AG, 0.300%, 05/13/11	260,000
	Westpac Banking Corp.,
269,000	0.250%, 03/01/11	269,000
500,000	0.250%, 03/01/11	500,000

	Total Certificates of Deposit (Cost $64,499,428 )	64,499,428

Commercial Paper — 17.9% (n)
	Alpine Securitization Corp.,
146,400	0.180%, 03/01/11 (e)	146,400
100,000	0.250%, 03/11/11 (e)	99,993
	Amsterdam Funding Corp.,
100,000	0.240%, 03/08/11 (e)	99,995
54,809	0.270%, 03/07/11 (e)	54,807
112,210	Antalis U.S. Funding Corp., 0.290%, 03/04/11 (e)	112,207
	Argento Variable Funding LLC,
70,000	0.270%, 03/07/11 (e)	69,997
92,000	0.270%, 03/02/11 (e)	91,999
326,000	0.270%, 03/04/11 (e)	325,988
	Atlantic Asset Securitization LLC,
306,017	0.180%, 03/01/11 (e)	306,017
50,000	0.250%, 03/02/11 (e)	50,000
	Atlantis One Funding Corp.,
563,000	0.331%, 05/04/11 (e)	562,670
211,337	0.331%, 05/09/11 (e)	211,203
176,000	0.331%, 04/04/11 (e) (m)	175,945
388,000	0.371%, 08/23/11 (e)	387,302
	Australia & New Zealand Banking Group Ltd.,
470,000	0.341%, 05/27/11 (e)	469,614
263,000	0.351%, 06/08/11 (e)	262,747
450,000	0.361%, 05/31/11 (e)	449,590
43,000	Banque et Caisse d’Epargne de L’Etat, 0.310%, 04/04/11	42,987
200,000	Barclays Bank plc, 0.340%, 05/12/11 (e)	199,864
417,100	Barclays U.S. Funding Corp., 0.381%, 05/18/11	416,756

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Belmont Funding LLC,
121,000	0.450%, 03/18/11 (e)	120,974
23,000	0.450%, 03/10/11 (e)	22,998
	BNP Paribas,
162,000	0.401%, 05/03/11	161,886
125,496	0.562%, 08/09/11	125,182
	BPCE,
240,800	0.380%, 03/23/11 (e)	240,744
266,000	0.380%, 04/05/11 (e)	265,902
230,000	0.380%, 03/31/11 (e)	229,927
	Caisse d’Amortissement de la Dette Socia,
100,000	0.340%, 06/07/11 (e)	99,908
128,000	0.345%, 05/10/11 (e)	127,914
211,000	0.345%, 05/12/11 (e)	210,854
800,000	0.366%, 07/07/11 (e)	798,962
136,000	0.391%, 07/20/11 (e)	135,792
	Cancara Asset Securitisation LLC,
130,000	0.265%, 03/11/11 (e)	129,990
146,000	0.280%, 03/21/11 (e)	145,977
108,663	0.280%, 03/24/11 (e)	108,644
100,000	Citigroup Funding, Inc., 0.260%, 03/03/11	99,998
	Commonwealth Bank of Australia Ltd.,
453,000	0.265%, 05/09/11 (e)	452,770
95,000	0.300%, 03/09/11 (e)	94,994
500,000	0.300%, 03/14/11 (e)	499,946
190,000	0.351%, 06/15/11 (e)	189,804
141,000	0.354%, 07/07/11 (e)	140,823
500,000	Danske Corp., 0.270%, 03/31/11 (e)	499,887
25,000	Deutsche Bank Financial LLC, 0.341%, 05/16/11	24,982
153,500	Ebbets Funding LLC, 0.330%, 03/01/11 (e)	153,500
212,357	Erste Finance Delaware LLC, 0.180%, 03/01/11 (e)	212,357
530,000	European Investment Bank, 0.400%, 03/25/11	529,859
100,000	GDF Suez, 0.270%, 03/21/11 (e)	99,985
185,000	Gemini Securitization Corp., 0.280%, 03/08/11 (e)	184,990
	General Electric Capital Corp.,
150,000	0.150%, 03/01/11	150,000
155,000	0.240%, 03/04/11	154,997
375,000	0.240%, 03/03/11	374,995
500,000	0.250%, 04/07/11	499,872
31,000	0.250%, 04/06/11	30,992
50,000	General Electric Capital Services, Inc., 0.150%, 03/01/11	50,000

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Paper — Continued
	Grampian Funding LLC,
383,000	0.270%, 03/03/11 (e)	382,984
	Kells Funding LLC,
100,000	0.340%, 06/09/11	99,905
200,000	0.360%, 06/22/11 (e)	199,774
200,000	0.360%, 06/23/11	199,772
150,000	0.391%, 07/06/11 (e)	149,794
170,000	0.411%, 08/02/11	169,702
100,000	Kreditanstalt Fur Wiederaufbau, 0.331%, 07/08/11 (e)	99,882
25,000	Liberty Street Funding Corp., 0.280%, 04/25/11 (e)	24,989
	Macquarie Bank Ltd.,
50,000	0.300%, 03/08/11 (e)	49,997
50,000	0.300%, 03/10/11 (e)	49,996
100,000	0.300%, 03/16/11 (e)	99,987
200,000	0.300%, 03/28/11 (e)	199,953
50,000	0.300%, 03/15/11 (e)	49,994
	MetLife Short Term Funding LLC,
72,125	0.270%, 03/14/11 (e)	72,118
76,500	0.270%, 04/26/11 (e)	76,468
90,000	0.270%, 04/11/11 (e)	89,972
150,000	0.280%, 04/21/11 (e)	149,941
60,000	0.280%, 05/02/11 (e)	59,971
44,000	0.280%, 04/08/11 (e)	43,987
	Mizuho Funding LLC,
160,600	0.290%, 03/02/11 (e)	160,599
123,500	0.320%, 04/20/11 (e)	123,445
242,000	National Australia Funding Delaware, Inc., 0.341%, 07/01/11 (e)	241,721
	Nordea North America, Inc.,
196,450	0.275%, 05/02/11	196,357
139,997	0.371%, 07/12/11	139,806
150,000	0.376%, 07/07/11	149,800
	NRW Bank Corp.,
117,000	0.290%, 05/02/11	116,941
849,600	0.300%, 05/09/11	849,108
40,000	0.351%, 07/11/11	39,949
200,000	0.361%, 04/06/11	199,928
794,000	0.396%, 03/10/11	793,922
	Old Line Funding LLC,
50,000	0.270%, 03/04/11 (e)	49,999
39,197	0.270%, 04/11/11 (e)	39,185
125,000	Private Export Funding Corp., 0.321%, 03/08/11 (e)	124,992
57,522	Regency Markets No. 1 LLC, 0.250%, 03/09/11 (e)	57,519

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

140,000	Royal Bank of Scotland plc, 0.260%, 03/11/11	139,990
	Royal Park Investment Funding Corp.,
184,000	0.480%, 03/17/11 (e)	183,961
150,000	0.480%, 03/14/11 (e)	149,974
40,000	Salisbury Receivables Co. LLC, 0.260%, 03/15/11 (e)	39,996
	Scaldis Capital LLC,
130,000	0.270%, 03/03/11 (e)	129,998
175,000	0.280%, 03/07/11 (e)	174,992
200,000	0.280%, 03/09/11 (e)	199,987
118,000	Societe de Prise de Participation de l’Etat, 0.290%, 04/06/11 (e)	117,966
529,100	Societe Generale North America, Inc., 0.170%, 03/01/11	529,100
	Straight-A Funding LLC,
70,462	0.250%, 05/02/11	70,432
218,729	0.250%, 03/01/11 (e)	218,729
542,143	0.250%, 03/11/11	541,981
161,683	0.250%, 03/08/11	161,675
	Sumitomo Mitsui Banking Corp.,
252,875	0.305%, 05/02/11 (e)	252,742
100,000	0.316%, 05/12/11 (e)	99,937
101,000	0.351%, 03/21/11 (e)	100,980
	Thames Asset Global Securitization No. 1, Inc.,
180,662	0.240%, 03/09/11 (e)	180,652
174,850	0.240%, 03/04/11 (e)	174,847
121,000	Total Capital Canada Ltd., 0.321%, 03/03/11 (e)	120,998
	Toyota Credit Canada, Inc.,
100,000	0.300%, 03/31/11	99,975
30,000	0.300%, 03/08/11	29,998
	Toyota Motor Credit Corp.,
41,500	0.250%, 04/04/11	41,490
97,500	0.280%, 04/29/11	97,455
45,000	0.300%, 03/08/11	44,998
54,000	Versailles Commercial Paper LLC, 0.340%, 05/19/11 (e)	53,960
	Westpac Banking Corp.,
267,000	0.300%, 03/08/11 (e)	266,985
275,000	0.300%, 03/18/11 (e)	274,961
410,000	0.311%, 04/05/11 (e)	409,876
500,000	0.311%, 04/11/11 (e)	499,824
100,000	0.311%, 04/12/11 (e)	99,964
552,750	0.341%, 07/05/11 (e)	552,092
287,000	0.351%, 06/10/11 (e)	286,718

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Paper — Continued
109,250	Westpac Securities NZ Ltd., 0.270%, 03/16/11 (e)	109,238
30,000	Windmill Funding I Corp., 0.240%, 03/08/11 (e)	29,999

	Total Commercial Paper (Cost $23,945,413 )	23,945,413

Corporate Notes — 0.8%
	Financials — 0.5%
	Commercial Banks — 0.5%
546,250	Australia & New Zealand Banking Group Ltd., 0.360%, 06/15/11 (e)	546,250
88,000	Kreditanstalt Fur Wiederaufbau, 3.750%, 06/27/11	88,938

		635,188

	Supranational — 0.3%
479,070	World Bank, 0.314%, 03/13/11	479,070

	Total Corporate Notes (Cost $1,114,258)	1,114,258

Foreign Government Security — 0.1%
121,520	Kingdom of Denmark, 2.750%, 11/15/11 (Cost $123,459)	123,459

Repurchase Agreements — 7.2%
362,085	Barclays Capital, Inc., 0.180%, dated 02/28/11, due 03/01/11, repurchase price $362,087, collateralized by U.S. Government Agency Securities with a value of $369,327.	362,085
400,000	Barclays Capital, Inc., 0.200%, dated 02/28/11, due 03/01/11, repurchase price $400,002, collateralized by U.S. Government Agency Securities with a value of $408,001.	400,000
425,000	Citigroup, Inc., 0.720%, dated 02/28/11, due 07/12/11, repurchase price $426,139, collateralized by Corporate Bonds and Notes with a value of $433,500. (i)	425,000
425,000	Citigroup, Inc., 0.920%, dated 02/28/11, due 07/12/11, repurchase price $426,455, collateralized by Corporate Bonds and Notes with a value of $433,500. (i)	425,000
836,686	Deutsche Bank Securities, Inc., 0.200%, dated 02/28/11, due 03/01/11, repurchase price $836,691, collateralized by U.S. Government Agency Securities with a value of $853,420.	836,686

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

500,000	Deutsche Bank Securities, Inc., 0.200%, dated 02/28/11, due 03/01/11, repurchase price $500,003, collateralized by U.S. Government Agency Securities with a value of $510,000.	500,000
350,000	Deutsche Bank Securities, Inc., 0.410%, dated 02/28/11, due 03/01/11, repurchase price $350,004, collateralized by Corporate Bonds and Notes with a value of $360,500.	350,000
496,000	Deutsche Bank Securities, Inc., 0.500%, dated 02/28/11, due 04/19/11, repurchase price $496,344, collateralized by Corporate Bonds and Notes and U.S. Government Agency Securities with a value of $510,864. (i)	496,000
460,000	Deutsche Bank Securities, Inc., 0.500%, dated 02/28/11, due 04/26/11, repurchase price $460,364, collateralized by Corporate Bonds and Notes with a value of $473,800. (i)	460,000
775,000	Goldman Sachs & Co., 0.190%, dated 02/28/11, due 03/01/11, repurchase price $775,004, collateralized by U.S. Government Agency Securities with a value of $790,500.	775,000
250,000	Goldman Sachs & Co., 0.200%, dated 02/28/11, due 03/01/11, repurchase price $250,001, collateralized by U.S. Government Agency Securities with a value of $255,000.	250,000
365,000	HSBC Securities USA, Inc., 0.300%, dated 02/28/11, due 03/01/11, repurchase price $365,003, collateralized by Corporate Bonds and Notes with a value of $375,952.	365,000
728,465	Merrill Lynch & Co., Inc., 0.200%, dated 02/28/11, due 03/01/11, repurchase price $728,469, collateralized by U.S. Government Agency Securities with a value of $750,146.	728,465
294,000	Merrill Lynch & Co., Inc., 0.400%, dated 02/28/11, due 11/04/11, repurchase price $294,813, collateralized by Corporate Bonds and Notes and U.S. Government Agency Securities with a value of $308,298. (i)	294,000
1,400,000	Merrill Lynch & Co., Inc., 0.850%, dated 02/28/11, due 09/15/11, repurchase price $1,406,578, collateralized by Corporate Bonds and Notes with a value of $1,470,000. (i)	1,400,000

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — Continued
913,500	RBS Securities, Inc., 0.480%, dated 02/28/11, due 03/01/11, repurchase price $913,512, collateralized by Corporate Bonds and Notes with a value of $959,179.	913,500
246,500	UBS Warburg LLC, 0.400%, dated 02/28/11, due 05/16/11, repurchase price $246,711, collateralized by Corporate Bonds and Notes with a value of $258,825. (i)	246,500
377,000	UBS Warburg LLC, 0.500%, dated 02/28/11, due 05/16/11, repurchase price $377,403, collateralized by U.S. Government Agency Securities with a value of $395,850. (i)	377,000

	Total Repurchase Agreements (Cost $9,604,236 )	9,604,236

Time Deposits — 19.0%
	Bank of America N.A.,
2,194,475	0.150%, 03/01/11	2,194,475
1,000,000	Banque Federative du Credit Mutuel, 0.180%, 03/01/11	1,000,000
1,000,000	BPCE, 0.190%, 03/01/11	1,000,000
500,000	Canadian Imperial Bank of Commerce, 0.130%, 03/01/11	500,000
	Citibank N.A.,
500,000	0.180%, 03/03/11	500,000
549,575	0.180%, 03/03/11	549,575
1,650,000	Commerzbank AG, 0.180%, 03/04/11	1,650,000
	Credit Agricole S.A.,
600,000	0.170%, 03/01/11	600,000
1,065,000	0.190%, 03/01/11	1,065,000
	DnB NOR Bank ASA,
3,000,000	0.170%, 03/01/11	3,000,000
500,000	DZ Bank AG, 0.200%, 03/04/11	500,000
800,000	Erste Bank Der Oesterreichischen Sparkas, 0.190%, 03/01/11	800,000
1,000,000	Intesa Sanpaolo S.p.A., 0.190%, 03/01/11	1,000,000
	KBC Bank N.V.,
1,300,000	0.170%, 03/01/11	1,300,000
1,000,000	0.180%, 03/01/11	1,000,000
	Landesbank Hessen-Thueringen Girozentral,
700,000	0.200%, 03/02/11	700,000
500,000	Natixis, 0.190%, 03/01/11	500,000
	Royal Bank of Canada,
500,000	0.180%, 03/01/11	500,000
1,764,342	0.200%, 03/01/11	1,764,342

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

500,000	Skandinaviska Enskilda Banken, 0.190%, 03/01/11	500,000
1,300,000	Societe Generale, 0.190%, 03/01/11	1,300,000
1,000,000	Svenska Handelsbanken, Inc., 0.170%, 03/01/11	1,000,000
1,500,000	UBS AG, 0.180%, 03/01/11	1,500,000
1,000,000	UniCredit Bank AG, 0.220%, 03/03/11	1,000,000

	Total Time Deposits (Cost $25,423,392 )	25,423,392

U.S. Government Agency Securities — 6.2%
	Federal Home Loan Bank,
632,000	VAR, 0.154%, 04/30/11	631,849
409,000	VAR, 0.271%, 05/07/11	408,888
	Federal Home Loan Mortgage Corp.,
550,000	VAR, 0.212%, 03/29/11	549,770
200,000	VAR, 0.224%, 03/14/11	199,937
600,000	VAR, 0.225%, 03/16/11	599,807
466,550	VAR, 0.233%, 03/03/11	466,346
509,900	VAR, 0.262%, 03/26/11	509,765
687,000	VAR, 0.350%, 03/01/11	686,613
	Federal National Mortgage Association,
561,000	DN, 0.513%, 05/02/11 (n)	560,507
416,000	VAR, 0.282%, 03/23/11	415,813
900,000	VAR, 0.292%, 03/28/11	899,667
423,000	VAR, 0.293%, 03/20/11	422,845
1,082,250	VAR, 0.360%, 03/01/11	1,081,866
835,000	VAR, 0.390%, 03/01/11	834,741

	Total U.S. Government Agency Securities (Cost $8,268,414 )	8,268,414

U.S. Treasury Obligations — 0.6%
	U.S. Treasury Notes — 0.6%
273,000	0.875%, 01/31/12	274,294
553,000	0.875%, 02/29/12	555,891

		830,185

	Total U.S. Treasury Obligations (Cost $830,185 )	830,185

	Total Investments — 100.1% (Cost $133,808,785)*	133,808,785

	Liabilities in Excess of Other Assets — (0.1)%	(176,715)

	NET ASSETS — 100.0%	$133,632,070

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Certificates of Deposit — 49.7%
	ABN Amro Bank N.V.,
35,000	0.305%, 03/31/11	35,000
50,000	0.305%, 03/09/11	50,000
	Australia & New Zealand Banking Group Ltd.,
11,000	0.310%, 03/17/11	11,000
19,000	0.320%, 03/14/11	19,000
18,000	0.340%, 05/19/11	18,000
10,000	0.350%, 06/01/11	10,000
	Bank of Nova Scotia,
9,000	0.260%, 03/18/11	9,000
40,000	0.260%, 04/18/11	40,000
34,000	0.260%, 03/01/11	34,000
19,000	0.270%, 05/25/11	19,000
15,000	0.270%, 04/10/11	15,000
38,000	0.280%, 05/18/11	38,000
37,000	0.350%, 07/06/11	37,000
37,000	0.430%, 09/06/11	37,000
12,000	0.430%, 09/07/11	12,000
20,000	0.430%, 09/09/11	20,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
15,000	0.360%, 03/23/11	15,000
8,000	0.380%, 03/14/11	8,000
20,000	0.380%, 04/25/11	20,000
23,000	0.380%, 05/02/11	23,000
213,000	0.400%, 07/20/11	213,000
3,000	0.950%, 07/14/11	3,006
	Barclays Bank plc,
35,000	0.362%, 03/22/11	35,000
60,000	0.400%, 03/07/11	60,000
	BNP Paribas,
37,000	0.352%, 03/29/11	37,000
18,000	0.352%, 03/30/11	18,000
70,000	0.362%, 03/20/11	70,000
68,000	0.373%, 03/22/11	68,000
32,000	0.380%, 05/02/11	32,000
34,000	0.400%, 04/01/11	34,000
33,000	0.400%, 05/03/11	33,000
43,000	0.560%, 08/09/11	43,000
20,000	BPCE S.A., 0.410%, 05/10/11	20,000
	Caisse des Depots et Consignation,
113,000	0.410%, 07/28/11	113,004
23,000	0.420%, 08/09/11	23,000
15,000	0.570%, 09/13/11	15,000
30,000	0.580%, 09/02/11	30,002
	Clydesdale Bank plc,
9,000	0.340%, 05/27/11	9,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

19,000	0.410%, 04/15/11	19,001
10,000	Commonwealth Bank of Australia Ltd., 0.340%, 05/26/11	10,000
	Credit Agricole Corporate & Investment Bank,
40,000	0.340%, 03/15/11	40,000
10,000	0.350%, 05/23/11	10,000
98,000	0.360%, 05/09/11	98,000
19,000	0.380%, 05/02/11	19,000
80,000	Credit Industriel et Commercial, 0.295%, 04/14/11	80,001
	Credit Suisse,
46,000	0.260%, 03/01/11	46,000
29,000	0.260%, 03/01/11	29,000
36,000	0.260%, 03/01/11	36,000
	Danske Bank A/S,
210,000	0.280%, 03/11/11	210,001
36,000	0.285%, 03/08/11	36,000
	Deutsche Bank AG,
20,000	0.340%, 05/16/11	20,000
47,000	0.350%, 05/26/11	47,000
55,000	DnB NOR Bank ASA, 0.295%, 04/12/11	55,000
	DZ Bank AG,
18,000	0.280%, 03/31/11	18,000
18,000	0.300%, 03/07/11	18,000
19,000	0.310%, 03/04/11	19,000
	HSBC Bank plc,
18,000	0.340%, 06/01/11	18,000
20,000	0.345%, 05/19/11	20,000
100,000	0.465%, 09/16/11	100,000
100,000	0.510%, 08/23/11	100,000
106,000	0.530%, 08/22/11	106,000
50,000	0.590%, 08/16/11	50,001
	ING Bank N.V.,
40,000	0.310%, 04/08/11	40,000
108,000	0.320%, 05/06/11	108,000
39,000	Lloyds TSB Bank plc, 0.287%, 03/28/11	39,000
	Mitsubishi UFJ Trust & Banking Corp.,
10,000	0.390%, 08/30/11	10,000
10,000	0.400%, 05/31/11	10,000
25,000	0.405%, 06/01/11	25,000
50,000	0.470%, 04/29/11	50,001
	Mizuho Corporate Bank Ltd.,
18,000	0.290%, 03/11/11	18,000
40,000	0.300%, 05/09/11	40,000
61,000	0.310%, 05/03/11	61,000

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Certificates of Deposit — Continued
	National Australia Bank Ltd.,
35,000	0.315%, 05/10/11	35,000
33,000	0.335%, 03/07/11	33,000
34,000	0.350%, 06/09/11	34,000
11,000	0.390%, 06/09/11	11,000
	Natixis,
51,000	0.360%, 03/01/11	51,000
9,000	0.410%, 05/24/11	9,000
10,000	0.440%, 05/06/11	10,000
150,000	0.450%, 04/26/11	150,000
8,000	Nederlandse Waterschapsbank N.V., 0.395%, 04/06/11	7,997
	Nordea Bank Finland plc,
84,000	0.330%, 03/02/11	84,000
15,000	0.340%, 05/24/11	15,000
42,000	0.370%, 07/13/11	42,000
	Norinchukin Bank-New York,
61,000	0.340%, 04/04/11	61,000
49,000	0.350%, 03/29/11	49,000
	Rabobank Nederland N.V.,
24,000	0.330%, 04/06/11	24,000
35,000	0.331%, 05/29/11	35,000
38,000	0.342%, 03/22/11	38,000
10,000	0.350%, 05/16/11	9,993
15,000	0.352%, 03/31/11	15,000
20,000	0.400%, 08/10/11	19,964
7,000	0.400%, 08/25/11	6,986
38,000	0.460%, 09/06/11	38,002
20,000	0.475%, 08/19/11	20,000
	Royal Bank of Canada,
26,000	0.310%, 03/01/11	26,000
81,000	0.325%, 03/01/11	81,000
20,000	0.350%, 03/01/11	20,000
29,000	0.350%, 03/01/11	29,000
	Royal Bank of Scotland plc,
138,000	0.260%, 04/08/11	138,000
	Shizuoka Bank,
5,000	0.300%, 04/04/11	5,000
35,000	0.340%, 05/03/11	35,000
	Societe Generale,
8,000	0.340%, 04/25/11	8,000
11,000	0.360%, 03/14/11	11,000
33,000	0.367%, 04/08/11	33,000
80,000	0.370%, 03/01/11	80,000
22,000	0.380%, 03/01/11	22,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Sumitomo Mitsui Banking Corp.,
27,000	0.305%, 05/03/11	27,000
43,000	0.345%, 08/24/11	42,999
18,000	VAR, 0.353%, 04/25/11	18,000
48,000	0.360%, 08/12/11	48,000
15,000	0.360%, 03/18/11	15,000
40,000	0.370%, 03/16/11	40,000
	Sumitomo Trust & Banking Co., Ltd.,
10,000	0.310%, 04/15/11	10,000
5,000	0.345%, 05/03/11	4,997
5,000	0.350%, 04/26/11	5,000
8,000	0.360%, 05/03/11	7,995
	Svenska Handelsbanken,
24,000	0.285%, 04/04/11	24,000
38,000	0.320%, 03/08/11	38,000
27,000	0.350%, 08/25/11	27,000
29,000	0.355%, 09/01/11	29,001
39,000	0.360%, 06/08/11	39,000
100,000	Swedbank AB, 0.190%, 03/03/11	100,000
12,000	Toronto Dominion Bank, 0.300%, 03/14/11	12,000
19,000	UBS AG, 0.300%, 05/13/11	19,000
	Westpac Banking Corp.,
18,000	0.250%, 03/01/11	18,000
75,000	0.250%, 03/01/11	75,000

	Total Certificates of Deposit (Cost $4,817,951 )	4,817,951

Commercial Paper - 19.6% (n)
22,699	Amsterdam Funding Corp., 0.240%, 03/02/11 (e)	22,699
45,000	Antalis U.S. Funding Corp., 0.300%, 03/08/11 (e)	44,997
50,000	Argento Variable Funding Co. LLC, 0.270%, 03/02/11 (e)	50,000
231,934	Atlantic Asset Securitization LLC, 0.180%, 03/01/11 (e)	231,934
	Atlantis One Funding Corp.,
13,000	0.331%, 04/04/11 (e) (m)	12,996
16,000	0.331%, 05/09/11 (e)	15,990
15,000	0.341%, 03/21/11 (e)	14,997
27,000	0.371%, 08/23/11 (e)	26,951
	Australia & New Zealand Banking Group Ltd.,
25,000	0.310%, 03/16/11 (e)	24,997
30,000	0.341%, 05/27/11 (e)	29,975
18,000	0.351%, 06/08/11 (e)	17,983
50,000	0.361%, 05/31/11 (e)	49,954
27,000	Barclays U.S. Funding Corp., 0.381%, 05/18/11	26,978

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Paper — Continued
20,000	Belmont Funding LLC, 0.450%, 03/18/11 (e)	19,996
30,000	BNP Paribas, 0.401%, 05/03/11	29,979
	BPCE S.A.,
30,000	0.380%, 03/23/11 (e)	29,993
16,000	0.380%, 03/31/11 (e)	15,995
	Caisse d’Amortissement de la Dette Sociale,
68,000	0.345%, 05/10/11 (e)	67,954
15,000	0.345%, 05/12/11 (e)	14,990
55,000	0.366%, 07/07/11 (e)	54,929
9,000	0.391%, 07/20/11 (e)	8,986
	Commonwealth Bank of Australia Ltd.,
5,000	0.351%, 06/09/11 (e)	4,995
10,000	0.351%, 07/07/11 (e)	9,988
20,000	Credit Agricole North America, Inc., 0.355%, 04/21/11	19,990
180,000	Erste Finance (Delaware) LLC, 0.250%, 03/03/11 (e)	179,997
97,000	European Investment Bank, 0.400%, 03/25/11	96,974
	General Electric Capital Corp.,
20,000	0.240%, 03/04/11	20,000
35,000	0.250%, 04/06/11	34,991
	Kells Funding LLC,
20,000	0.401%, 08/02/11	19,966
50,000	0.411%, 08/01/11 (e)	49,913
	Macquarie Bank Ltd.,
10,000	0.295%, 03/24/11 (e)	9,998
15,000	0.300%, 03/09/11 (e)	14,999
50,000	0.300%, 03/15/11 (e)	49,994
38,500	MetLife Short Term Funding LLC, 0.260%, 04/04/11 (e)	38,491
65,000	Mizuho Funding LLC, 0.290%, 03/02/11 (e)	64,999
16,000	National Australia Funding (Delaware), Inc., 0.341%, 07/01/11 (e)	15,982
	NRW Bank Corp.,
9,000	0.290%, 05/02/11	8,996
29,000	0.300%, 05/03/11	28,985
10,000	0.351%, 07/11/11	9,987
50,000	0.361%, 07/12/11	49,933
51,000	0.396%, 03/10/11	50,995
10,000	Royal Park Investments Funding Corp., 0.480%, 03/10/11	9,999
50,000	Scaldis Capital LLC, 0.280%, 03/07/11 (e)	49,998
	Straight-A Funding LLC,
66,369	0.250%, 03/01/11	66,365
	Sumitomo Mitsui Banking Corp.,
10,000	0.305%, 05/02/11 (e)	9,995

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

50,000	0.351%, 03/21/11 (e)	49,990
30,000	Total Capital Canada Ltd., 0.321%, 03/03/11 (e)	29,999
10,000	Toyota Motor Credit Corp., 0.300%, 03/08/11	9,999
	Westpac Banking Corp.,
19,000	0.300%, 03/08/11 (e)	18,999
30,000	0.310%, 04/05/11 (e)	29,991
14,000	0.341%, 07/05/11 (e)	13,983
15,000	0.351%, 06/10/11 (e)	14,985

	Total Commercial Paper (Cost $1,897,749 )	1,897,749

Corporate Notes — 0.6%
	Financials — 0.6%
	Commercial Banks — 0.3%
35,000	Australia & New Zealand Banking Group Ltd., 0.360%, 06/15/11 (e)	35,000

	Supranational — 0.3%
30,000	World Bank, VAR, 0.314%, 03/13/11	30,000

	Total Corporate Notes (Cost $65,000)	65,000

Discount Note — 0.1%
	Supranational — 0.1%
13,800	Inter-American Development Bank, 5.220%, 04/11/11 (Cost $13,868)	13,868

Repurchase Agreements — 13.0%
75,000	Citigroup Global Markets, Inc., 0.730%, dated 02/28/11, due 07/12/11, repurchase price $75,204, collateralized by Corporate Bonds and Notes with a value of $76,500. (i)	75,000
75,000	Citigroup Global Markets, Inc., 0.930%, dated 02/28/11, due 07/12/11, repurchase price $75,260, collateralized by Corporate Bonds and Notes with a value of $76,500. (i)	75,000
541,930	Deutsche Bank Securities, 0.200%, dated 02/28/11, due 03/01/11, repurchase price $541,933, collateralized by U.S. Government Agency Securities with a value of $552,769.	541,930
150,000	Deutsche Bank Securities, 0.410%, dated 02/28/11, due 03/01/11, repurchase price $150,002, collateralized by Corporate Bonds and Notes with a value of $154,500.	150,000
40,000	Deutsche Bank Securities, 0.500%, dated 02/28/11, due 04/26/11, repurchase price $40,032, collateralized by Corporate Bonds and Notes with a value of $41,200. (i)	40,000

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — Continued
35,000	HSBC Securities, 0.300%, dated 02/28/11, due 03/01/11, repurchase price $35,000, collateralized by Corporate Bonds and Notes with a value of $36,052.	35,000
150,000	Merrill Lynch PFS, Inc., 0.200%, dated 02/28/11, due 03/01/11, repurchase price $150,001, collateralized by U.S. Government Agency Securities with a value of $153,000.	150,000
100,000	Merrill Lynch PFS, Inc., 0.880%, dated 02/28/11, due 09/15/11, repurchase price $100,486, collateralized by Corporate Bonds and Notes and U.S. Treasury Securities with a value of $105,000. (i)	100,000
75,000	RBS Securities, Inc., 0.480%, dated 02/28/11, due 03/01/11, repurchase price $75,001, collateralized by Corporate Bonds and Notes and U.S. Government Agency Securities with a value of $76,851.	75,000
20,000	UBS Securities LLC, 0.500%, dated 02/28/11, due 05/16/11, repurchase price $20,021, collateralized by Corporate Bonds and Notes with a value of $21,000. (i)	20,000

	Total Repurchase Agreements (Cost $1,261,930 )	1,261,930

Time Deposits — 13.0%
150,000	Citibank N.A., 0.180%, 03/03/11	150,000
185,000	Commerzbank AG, 0.180%, 03/04/11	185,000
200,000	Erste Bank, 0.190%, 03/01/11	200,000
300,000	Intesa Sanpaolo S.p.A., 0.190%, 03/01/11	300,000
200,000	KBC Bank N.V., 0.180%, 03/01/11	200,000
25,000	Landesbank Hessen, 0.200%, 03/03/11	25,000
200,000	Societe Generale, 0.190%, 03/01/11	200,000

	Total Time Deposits (Cost $1,260,000 )	1,260,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — 4.7%
	Federal Home Loan Bank,
46,000	VAR, 0.154%, 04/30/11	45,989
30,600	VAR, 0.271%, 05/07/11	30,592
	Federal Home Loan Mortgage Corp.,
40,000	VAR, 0.212%, 03/29/11	39,983
40,000	VAR, 0.262%, 03/26/11	39,989
48,000	VAR, 0.350%, 03/01/11	47,973
	Federal National Mortgage Association,
41,000	DN, 0.513%, 05/02/11 (n)	40,964
50,000	VAR, 0.282%, 03/23/11	49,978
50,000	VAR, 0.292%, 03/28/11	49,981
76,000	VAR, 0.360%, 03/01/11	75,973
33,000	VAR, 0.390%, 03/01/11	32,990

	Total U.S. Government Agency Securities (Cost $454,412 )	454,412

U.S. Treasury Obligations — 0.6%
	U.S. Treasury Notes — 0.6%
19,000	0.875%, 01/31/12	19,089
39,000	0.875%, 02/29/12	39,204

	Total U.S. Treasury Obligations (Cost $58,293 )	58,293

	Total Investments — 101.3% (Cost $9,829,203)*	9,829,203
	Liabilities in Excess of Other Assets — (1.3)%	(127,577)

	NET ASSETS — 100.0%	$9,701,626

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Government Agency Securities — 69.5%
	Federal Farm Credit Bank — 0.6%
100,000	DN, 0.200%, 07/01/11 (n)	99,932
50,000	VAR, 0.284%, 03/12/11	49,992
250,000	VAR, 0.320%, 03/01/11	249,764

		399,688

	Federal Home Loan Bank — 25.2%
50,000	0.190%, 08/04/11	49,995
350,000	0.190%, 08/11/11	349,951
390,000	0.200%, 04/21/11	389,977
660,000	0.200%, 04/29/11	659,975
374,000	0.210%, 03/30/11	373,988
257,000	0.260%, 11/18/11	256,937
50,000	0.320%, 12/09/11	49,983
234,200	0.330%, 04/25/11	234,227
217,195	0.340%, 05/03/11	217,226
100,000	0.350%, 12/07/11	99,981
419,000	0.530%, 06/28/11	419,401
220,000	3.250%, 03/11/11	220,182
1,733,000	DN, 0.150%, 03/09/11 (n)	1,732,942
1,552,550	DN, 0.166%, 03/02/11 (n)	1,552,543
592,347	DN, 0.170%, 03/23/11 (n)	592,286
221,095	DN, 0.170%, 03/25/11 (n)	221,070
974,000	DN, 0.170%, 04/06/11 (n)	973,834
566,089	DN, 0.170%, 05/06/11 (n)	565,913
300,000	DN, 0.170%, 05/09/11 (n)	299,902
384,000	DN, 0.170%, 05/04/11 (n)	383,884
398,000	DN, 0.175%, 04/13/11 (n)	397,917
650,000	DN, 0.179%, 04/20/11 (n)	649,839
1,325,998	DN, 0.180%, 03/04/11 (n)	1,325,978
508,500	DN, 0.181%, 04/15/11 (n)	508,385
575,000	DN, 0.183%, 04/08/11 (n)	574,889
200,000	DN, 0.190%, 03/30/11 (n)	199,969
437,650	DN, 0.203%, 05/11/11 (n)	437,475
15,000	DN, 0.210%, 04/27/11 (n)	14,995
110,500	DN, 0.210%, 05/25/11 (n)	110,445
225,000	DN, 0.215%, 07/06/11 (n)	224,830
95,000	DN, 0.225%, 05/13/11 (n)	94,957
283,000	DN, 0.230%, 05/27/11 (n)	282,843
449,500	VAR, 0.163%, 04/15/11	449,415
419,000	VAR, 0.173%, 04/26/11	418,932
405,000	VAR, 0.192%, 05/10/11	404,927
253,500	VAR, 0.212%, 03/25/11	253,481
300,000	VAR, 0.223%, 03/01/11	299,908
200,000	VAR, 0.227%, 03/26/11	199,945

		16,493,327

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Mortgage Corp. — 24.5%
51,271	5.125%, 04/18/11	51,605
566,299	DN, 0.175%, 03/07/11 (n)	566,283
450,000	DN, 0.175%, 04/18/11 (n)	449,895
345,000	DN, 0.180%, 08/22/11 (n)	344,700
188,549	DN, 0.180%, 08/23/11 (n)	188,384
986,159	DN, 0.184%, 04/11/11 (n)	985,952
250,000	DN, 0.190%, 04/08/11 (n)	249,950
745,000	DN, 0.195%, 03/15/11 (n)	744,944
366,700	DN, 0.195%, 04/01/11 (n)	366,638
200,000	DN, 0.190%, 08/30/11 (n)	199,808
200,000	DN, 0.200%, 05/02/11 (n)	199,931
475,000	DN, 0.200%, 07/08/11 (n)	474,659
175,000	DN, 0.200%, 07/19/11 (n)	174,864
275,000	DN, 0.200%, 08/17/11 (n)	274,742
450,000	DN, 0.200%, 10/19/11 (n)	449,420
201,500	DN, 0.200%, 11/01/11 (n)	201,226
404,000	DN, 0.200%, 03/28/11 (n)	403,940
475,000	DN, 0.200%, 07/07/11 (n)	474,662
496,253	DN, 0.200%, 05/09/11 (n)	496,063
15,000	DN, 0.210%, 09/07/11 (n)	14,983
356,021	DN, 0.210%, 03/14/11 (n)	355,994
234,000	DN, 0.210%, 05/10/11 (n)	233,905
750,000	DN, 0.212%, 07/13/11 (n)	749,409
192,400	DN, 0.215%, 08/04/11 (n)	192,221
250,000	DN, 0.215%, 08/05/11 (n)	249,765
637,625	DN, 0.218%, 04/26/11 (n)	637,409
928,320	DN, 0.219%, 04/04/11 (n)	928,128
350,000	DN, 0.220%, 07/26/11 (n)	349,685
551,000	DN, 0.220%, 04/06/11 (n)	550,879
516,278	DN, 0.221%, 07/05/11 (n)	515,879
540,344	DN, 0.222%, 04/27/11 (n)	540,154
175,000	DN, 0.225%, 05/16/11 (n)	174,917
300,000	DN, 0.230%, 04/05/11 (n)	299,933
560,000	DN, 0.261%, 06/21/11 (n)	559,547
690,320	VAR, 0.212%, 03/29/11	690,031
323,000	VAR, 0.224%, 03/14/11	322,898
150,000	VAR, 0.225%, 03/16/11	149,952
496,700	VAR, 0.353%, 04/07/11	496,690
271,994	VAR, 0.363%, 04/01/11	272,034
475,000	VAR, 0.372%, 03/09/11 (m)	474,999

		16,057,078

	Federal National Mortgage Association — 19.2%
550,000	1.375%, 04/28/11	551,024
300,000	DN, 0.130%, 04/15/11 (n)	299,951

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — Continued
	Federal National Mortgage Association — Continued
50,000	DN, 0.160%, 03/09/11 (n)	49,998
1,200,000	DN, 0.160%, 03/17/11 (n)	1,199,915
50,000	DN, 0.170%, 05/11/11 (n)	49,983
470,000	DN, 0.175%, 04/13/11 (n)	469,902
198,000	DN, 0.175%, 08/17/11 (n)	197,837
117,000	DN, 0.180%, 08/03/11 (n)	116,909
350,000	DN, 0.186%, 03/21/11 (n)	349,964
378,500	DN, 0.190%, 04/26/11 (n)	378,388
371,000	DN, 0.190%, 05/04/11 (n)	370,875
222,206	DN, 0.197%, 03/23/11 (n)	222,179
201,500	DN, 0.200%, 08/10/11 (n)	201,319
275,000	DN, 0.200%, 04/27/11 (n)	274,913
450,000	DN, 0.200%, 10/03/11 (n)	449,460
618,700	DN, 0.201%, 05/02/11 (n)	618,486
392,930	DN, 0.208%, 05/16/11 (n)	392,758
200,000	DN, 0.210%, 07/06/11 (n)	199,852
450,000	DN, 0.210%, 05/17/11 (n)	449,798
362,500	DN, 0.214%, 05/18/11 (n)	362,332
136,254	DN, 0.220%, 03/16/11 (n)	136,241
346,000	DN, 0.240%, 03/28/11 (n)	345,938
1,292,000	DN, 0.261%, 04/11/11 (n)	1,291,616
375,100	DN, 0.280%, 03/02/11 (n)	375,097
552,000	DN, 0.325%, 07/11/11 (n)	551,344
250,000	DN, 0.492%, 04/01/11 (n)	249,895
100,000	VAR, 0.192%, 05/13/11	99,989
331,000	VAR, 0.282%, 03/23/11	330,851
350,000	VAR, 0.292%, 03/28/11	349,870
350,000	VAR, 0.293%, 03/20/11	349,872
296,900	VAR, 0.293%, 03/18/11	296,802
533,000	VAR, 0.360%, 03/01/11	532,814
484,000	VAR, 0.360%, 03/01/11	483,743

		12,599,915

	Total U.S. Government Agency Securities (Cost $45,550,008)	45,550,008

U.S. Treasury Obligations — 5.1%
	U.S. Treasury Bills — 2.3% (n)
1,150,000	0.161%, 03/17/11	1,149,918
350,000	0.173%, 09/01/11	349,695

		1,499,613

	U.S. Treasury Notes — 2.8%
200,000	0.875%, 03/31/11	200,105
185,000	0.875%, 01/31/12	185,903
192,000	0.875%, 02/29/12	192,984

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Notes — Continued
528,000	1.000%, 09/30/11	530,311
300,000	1.125%, 06/30/11	300,945
320,000	4.500%, 09/30/11	327,893
36,000	4.625%, 08/31/11	36,792
50,000	4.875%, 05/31/11	50,580

		1,825,513

	Total U.S. Treasury Obligations (Cost $3,325,126)	3,325,126

Repurchase Agreements — 25.9%
1,000,000	Barclays Capital, Inc., 0.170%, dated 02/28/11, due 03/01/11, repurchase price $1,000,005, collateralized by U.S. Government Agency Securities with a value of $1,034,298.	1,000,000
1,000,000	Barclays Capital, Inc., 0.170%, dated 02/28/11, due 03/02/11, repurchase price $1,000,009, collateralized by U.S. Government Agency Securities with a value of $1,030,184.	1,000,000
1,000,000	Barclays Capital, Inc., 0.180%, dated 02/28/11, due 03/01/11, repurchase price $1,000,005, collateralized by U.S. Government Agency Securities with a value of $1,020,002.	1,000,000
2,198,000	Barclays Capital, Inc., 0.200%, dated 02/28/11, due 03/01/11, repurchase price $2,198,012, collateralized by U.S. Government Agency Securities with a value of $2,256,959.	2,198,000
991,000	Citibank N.A., 0.210%, dated 02/28/11, due 03/01/11, repurchase price $991,006, collateralized by U.S. Government Agency Securities with a value of $1,010,820.	991,000
2,275,901	Deutsche Bank AG, 0.200%, dated 02/28/11, due 03/01/11, repurchase price $2,275,914, collateralized by U.S. Government Agency Securities with a value of $2,321,419.	2,275,901
1,500,000	Goldman Sachs & Co., 0.180%, dated 02/28/11, due 03/02/11, repurchase price $1,500,015, collateralized by U.S. Government Agency Securities with a value of $1,530,000.	1,500,000
1,500,000	Goldman Sachs & Co., 0.180%, dated 02/28/11, due 03/03/11, repurchase price $1,500,023, collateralized by U.S. Government Agency Securities with a value of $1,530,000.	1,500,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — Continued
500,000	Goldman Sachs & Co., 0.200%, dated 02/28/11, due 03/01/11, repurchase price $500,003, collateralized by U.S. Government Agency Securities with a value of $510,000.	500,000
183,129	Merrill Lynch & Co., Inc., 0.200%, dated 02/28/11, due 03/01/11, repurchase price $183,130, collateralized by U.S. Government Agency Securities with a value of $188,623.	183,129
1,100,000	RBS Securities, Inc., 0.170%, dated 02/28/11, due 03/02/11, repurchase price $1,100,010, collateralized by U.S. Government Agency Securities with a value of $1,130,596.	1,100,000
1,491,000	RBS Securities, Inc., 0.210%, dated 02/28/11, due 03/01/11, repurchase price $1,491,009, collateralized by U.S. Treasury Securities with a value of $1,520,822.	1,491,000
475,000	RBS Securities, Inc., 0.250%, dated 02/28/11, due 05/03/11, repurchase price $475,211, collateralized by U.S. Government Agency Securities with a value of $485,978. (i)	475,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,000,000	RBS Securities, Inc., 0.250%, dated 02/28/11, due 04/11/11, repurchase price $1,000,292, collateralized by U.S. Government Agency Securities with a value of $1,030,001. (i)	1,000,000
741,000	UBS Warburg LLC, 0.210%, dated 02/28/11, due 03/01/11, repurchase price $741,004, collateralized by U.S. Government Agency Securities with a value of $755,821.	741,000

	Total Repurchase Agreements (Cost $16,955,030)	16,955,030

	Total Investments — 100.5% (Cost $65,830,164)*	65,830,164
	Liabilities in Excess of Other Assets — (0.5)%	(339,612)

	NET ASSETS — 100.0%	$65,490,552

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Treasury Obligations — 42.8%
	U.S. Treasury Bills — 16.5% (n)
900,000	0.114%, 03/17/11 (m)	899,954
500,000	0.142%, 03/10/11	499,982
66,500	0.186%, 05/19/11	66,473
75,000	0.187%, 07/28/11	74,942
150,000	0.200%, 03/24/11	149,981
200,000	0.200%, 03/31/11	199,967
150,000	0.202%, 07/07/11	149,892

		2,041,191

	U.S. Treasury Notes — 26.3%
296,500	0.750%, 11/30/11	297,594
350,000	0.875%, 03/31/11	350,194
120,000	0.875%, 05/31/11	120,208
35,000	0.875%, 01/31/12	35,171
100,000	0.875%, 02/29/12	100,514
100,000	1.000%, 07/31/11	100,349
270,000	1.000%, 08/31/11	271,043
200,000	1.000%, 09/30/11	200,844
300,000	1.000%, 10/31/11	301,463
250,000	1.125%, 06/30/11	250,761
75,000	1.125%, 12/15/11	75,486
100,000	1.750%, 11/15/11	101,054
80,000	4.500%, 09/30/11	81,973
200,000	4.750%, 03/31/11	200,751
350,000	4.875%, 05/31/11	354,069
399,000	5.125%, 06/30/11	405,484

		3,246,958

	Total U.S. Treasury Obligations (Cost $5,288,149)	5,288,149

Repurchase Agreements — 57.1%
172,901	Barclays Capital, Inc., 0.180%, dated 02/28/11, due 03/01/11, repurchase price $172,902, collateralized by U.S. Treasury Securities with a value of $176,359.	172,901
400,000	Barclays Capital, Inc., 0.180%, dated 02/28/11, due 03/01/11, repurchase price $400,002, collateralized by U.S. Treasury Securities with a value of $408,000.	400,000
2,000,000	Barclays Capital, Inc., 0.180%, dated 02/28/11, due 03/01/11, repurchase price $2,000,010, collateralized by U.S. Treasury Securities with a value of $2,040,000.	2,000,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,000,000	Credit Suisse First Boston USA, Inc., 0.180%, dated 02/28/11, due 03/01/11, repurchase price $1,000,005, collateralized by U.S. Treasury Securities with a value of $1,020,000.	1,000,000
1,000,000	Deutsche Bank Securities, Inc., 0.170%, dated 02/28/11, due 03/01/11, repurchase price $1,000,005, collateralized by U.S. Treasury Securities with a value of $1,020,000.	1,000,000
500,000	Deutsche Bank Securities, Inc., 0.130%, dated 02/28/11, due 03/01/11, repurchase price $500,002, collateralized by U.S. Treasury Securities with a value of $510,000	500,000
500,000	Goldman Sachs & Co., 0.130%, dated 02/28/11, due 03/02/11, repurchase price $500,004, collateralized by U.S. Government Agency Securities with a value of $510,000.	500,000
75,926	Merrill Lynch & Co., Inc., 0.170%, dated 02/28/11, due 03/01/11, repurchase price $75,926, collateralized by U.S. Treasury Securities with a value of $77,445	75,926
1,000,000	RBS Securities, Inc., 0.140%, dated 02/28/11, due 03/02/11, repurchase price $1,000,008, collateralized by U.S. Treasury Securities with a value of $1,020,000.	1,000,000
400,000	UBS Warburg LLC, 0.180%, dated 02/28/11, due 03/01/11, repurchase price $400,002, collateralized by U.S. Treasury Securities with a value of $408,000.	400,000

	Total Repurchase Agreements (Cost $7,048,827)	7,048,827

	Total Investments — 99.9% (Cost $12,336,976) *	12,336,976
	Other Assets in Excess of Liabilities — 0.1%	16,255

	NET ASSETS — 100.0%	$12,353,231

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Government Agency Securities — 60.2%
	Federal Farm Credit Bank — 16.1%
25,000	DN, 0.210%, 05/26/11 (m)(n)	24,987
150,000	DN, 0.210%, 06/10/11 (m)(n)	149,912
50,000	DN, 0.210%, 06/13/11 (m)(n)	49,970
25,000	DN, 0.220%, 03/01/11 (m)(n)	25,000
25,000	DN, 0.220%, 03/18/11 (m)(n)	24,997
25,000	DN, 0.220%, 03/22/11 (m)(n)	24,997
232,200	VAR, 0.160%, 03/01/11 (m)	232,200
181,685	VAR, 0.184%, 03/10/11	181,682
69,000	VAR, 0.202%, 03/15/11	68,999
33,000	VAR, 0.223%, 03/21/11	33,000
92,250	VAR, 0.223%, 03/06/11	92,218
115,000	VAR, 0.284%, 03/14/11	115,029
50,000	VAR, 0.284%, 03/12/11	49,992
50,000	VAR, 0.310%, 03/01/11	50,014
30,000	VAR, 0.330%, 03/01/11	29,972

		1,152,969

	Federal Home Loan Bank — 44.1%
24,000	0.190%, 08/04/11	23,998
75,000	0.190%, 08/11/11	74,989
25,000	0.200%, 07/25/11	24,998
50,000	0.200%, 04/21/11	49,997
50,000	0.200%, 04/29/11	49,998
55,000	0.210%, 03/14/11	55,000
55,000	0.210%, 03/30/11	54,998
31,000	0.260%, 11/18/11	30,992
65,000	0.300%, 04/21/11	65,003
35,000	0.320%, 12/09/11	34,988
60,000	0.350%, 03/21/11	60,004
15,000	0.500%, 04/08/11	14,999
50,000	0.530%, 06/28/11	50,048
21,505	0.700%, 04/18/11	21,510
100,000	0.750%, 03/18/11	100,010
25,000	1.625%, 07/27/11	25,132
24,200	3.250%, 03/11/11	24,220
88,000	DN, 0.001%, 04/27/11 (n)	87,983
105,000	DN, 0.110%, 03/11/11 (n)	104,997

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Bank — Continued
125,000	DN, 0.125%, 03/25/11 (n)	124,990
45,000	DN, 0.130%, 05/23/11 (n)	44,987
425,190	DN, 0.137%, 03/02/11 (n)	425,188
312,143	DN, 0.159%, 03/23/11 (n)	312,113
222,517	DN, 0.160%, 03/30/11 (n)	222,487
200,000	DN, 0.164%, 03/18/11 (n)	199,985
125,000	DN, 0.170%, 03/09/11 (n)	124,995
25,000	DN, 0.180%, 04/15/11 (n)	24,994
200,000	DN, 0.180%, 04/25/11 (n)	199,945
25,000	DN, 0.210%, 07/06/11 (n)	24,981
35,000	DN, 0.210%, 05/25/11 (n)	34,983
50,000	DN, 0.230%, 05/27/11 (n)	49,972
70,000	VAR, 0.154%, 04/30/11	69,983
70,000	VAR, 0.163%, 04/15/11	69,987
60,000	VAR, 0.173%, 04/26/11	59,990
55,000	VAR, 0.192%, 05/10/11	54,990
17,000	VAR, 0.216%, 03/15/11	16,997
25,000	VAR, 0.224%, 03/01/11	24,992
25,000	VAR, 0.227%, 03/26/11	24,993
50,000	VAR, 0.232%, 03/26/11	49,986
50,000	VAR, 0.273%, 04/13/11	50,033

		3,165,435

	Total U.S. Government Agency Securities (Cost $4,318,404)	4,318,404

U.S. Treasury Obligations — 43.5%
	U.S. Treasury Bills — 34.2% (n)
72,105	0.114%, 03/17/11	72,100
500,000	0.130%, 04/15/11	499,919
29,058	0.142%, 03/10/11	29,057
275,000	0.143%, 06/02/11	274,901
940,000	0.156%, 03/03/11	939,992
200,000	0.186%, 05/19/11	199,937
400,000	0.200%, 03/24/11	399,970
40,000	0.230%, 06/30/11	39,969

		2,455,845

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
	U.S. Treasury Notes — 9.3%
125,000	0.875%, 03/31/11	125,069
20,000	0.875%, 01/31/12	20,098
10,000	0.875%, 02/29/12	10,052
25,000	1.000%, 08/31/11	25,087
125,000	1.000%, 09/30/11	125,516
50,000	1.000%, 10/31/11	50,236
100,000	1.125%, 06/30/11	100,315
35,000	1.125%, 12/15/11	35,227
125,000	4.875%, 05/31/11	126,450
50,000	5.125%, 06/30/11	50,815

		668,865

	Total U.S. Treasury Obligations (Cost $3,124,710)	3,124,710

	Total Investments — 103.7% (Cost $7,443,114)*	7,443,114
	Liabilities in Excess of Other Assets — (3.7)%	(266,492)

	NET ASSETS — 100.0%	$7,176,622

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Treasury Obligations — 107.7%
	U.S. Treasury Bills — 96.2% (n)
1,000,000	0.130%, 04/15/11	999,837
1,000,000	0.135%, 03/31/11	999,895
250,000	0.136%, 04/07/11	249,965
3,319,585	0.137%, 03/24/11	3,319,295
2,566,303	0.140%, 03/17/11	2,566,144
1,400,000	0.143%, 05/12/11	1,399,601
300,000	0.143%, 06/02/11	299,892
1,750,000	0.148%, 03/10/11	1,749,935
938,152	0.149%, 05/05/11	937,900
550,000	0.150%, 05/19/11	549,819
2,989,917	0.156%, 03/03/11 (m)	2,989,891
100,000	0.202%, 05/26/11	99,952

		16,162,126

	U.S. Treasury Notes — 11.5%
226,000	0.750%, 11/30/11	226,816
500,000	0.875%, 03/31/11	500,279

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Notes — Continued
160,000	0.875%, 05/31/11	160,277
45,000	0.875%, 01/31/12	45,219
100,000	0.875%, 02/29/12	100,514
220,000	1.000%, 08/31/11	220,823
195,000	1.000%, 09/30/11	195,799
200,000	1.000%, 10/31/11	201,007
100,000	1.125%, 06/30/11	100,315
90,000	1.125%, 12/15/11	90,584
100,000	5.125%, 06/30/11	101,631

		1,943,264

	Total Investments — 107.7% (Cost $18,105,390)*	18,105,390

	Liabilities in Excess of Other Assets — (7.7)%	(1,297,054)

	NET ASSETS — 100.0%	$16,808,336

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 95.3%
	Alabama — 2.0%
13,000	Columbia Industrial Development Board, Alabama Power Co., Project, Rev., VRDO, 0.240%, 03/01/11	13,000
24,600	Series C, Rev., VRDO, 0.240%, 03/01/11	24,600
9,750	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	9,750
30,470	Eclipse Funding Trust, Solar Eclipse, Mobile, Series 2006-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.230%, 03/01/11	30,470
81,698	Lower Alabama Gas District, Series A, Rev., VRDO, LIQ: Societe Generale, 0.300%, 03/07/11	81,698
22,965	Mobile Industrial Development Board, Dock & Wharf, Holnam, Inc. Project, Series A, Rev., VRDO, LOC: Bayerische Landesbank, 0.260%, 03/07/11	22,965
228,820	Southeast Alabama Gas District, Supply Project, Series A, Rev., VRDO, 0.250%, 03/01/11	228,820
30,000	University of Alabama, Birmingham Project, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 03/07/11	30,000

		441,303

	Alaska — 0.6%
	Alaska Housing Finance Corp.,
10,935	Series 1407, Rev., VRDO, GNMA/FNMA, 0.400%, 03/07/11	10,935
55,000	Series D, Rev., VRDO, 0.270%, 03/07/11	55,000
15,000	Alaska Industrial Development & Export Authority, Greater Fairbanks, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.250%, 03/07/11	15,000
36,750	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project, Rev., VRDO, 0.160%, 03/01/11	36,750
23,475	Eclipse Funding Trust, Solar Eclipse, Alaska, Series 2007-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.230%, 03/01/11	23,475

		141,160

	Arizona — 0.6%
10,700	Apache County IDA, Tucson Electric Power Co., Series 83-C, Rev., VRDO, LOC: Bank of New York, 0.230%, 03/07/11	10,700

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Arizona — Continued
7,700	Apache County IDA, Tucson Electric Power Co., Springerville Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 03/07/11	7,700
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 03/07/11	7,160
15,760	Phoenix Civic Improvement Corp., Series ROCS-RR-II-R-11732, Rev., VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.270%, 03/07/11 (e)	15,760
2,000	Phoenix IDA, Multi-Family Housing, Del Mar Terrace, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 03/07/11	2,000
21,800	Pima County IDA, Tucson Electric, Rev., VRDO, LOC: Bank of New York, 0.280%, 03/07/11	21,800
21,700	Pima County IDA, Tucson Electric Irvington, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 03/07/11	21,700
25,585	Pinal County Electric District No.3, Series U-2, Rev., VRDO, 0.380%, 03/07/11	25,585
26,565	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 03/07/11	26,565
4,365	Yavapai County, Highway Construction, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.340%, 03/07/11	4,365

		143,335

	California — 4.0%
900	Abag Finance Authority for Nonprofit Corps., Charleston Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.240%, 03/01/11 (m)	900
2,385	Abag Finance Authority for Nonprofit Corps., Colma Bart Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 03/07/11 (m)	2,385
3,900	Abag Finance Authority for Nonprofit Corps., On Lok Senior Health Services, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.200%, 03/07/11 (m)	3,900
11,400	Abag Finance Authority for Nonprofit Corps., San Francisco Friends School, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 03/07/11 (m)	11,400
5,000	Austin Trust Various States, Series 2008-3305, Rev., VRDO, LIQ: Bank of America N.A., 0.320%, 03/07/11	5,000
50,000	Bay Area Toll Authority, Series G-1, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 03/07/11	50,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	California — Continued
10,480	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of The West, 0.200%, 03/07/11	10,480
23,940	California Housing Finance Agency, Series N, Rev., VRDO, AMT, LOC: FNMA, 0.260%, 03/07/11	23,940
110	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank of California N.A., 0.310%, 03/07/11	110
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 03/07/11	1,610
6,050	California Infrastructure & Economic Development Bank, Pacific Gas & Electric, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 03/01/11	6,050
305	California Infrastructure & Economic Development Bank, Rand Corp., Series B, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 03/01/11	305
	California Statewide Communities Development Authority,
10,600	Series 176, COP, VRDO, AGM, LIQ: Morgan Stanley Bank, 0.280%, 03/07/11	10,600
20,495	Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.330%, 03/07/11 (e)	20,495
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	3,420
15,000	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	15,000
9,800	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank of California N.A., 0.270%, 03/07/11	9,800
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	3,950
600	City of Irvine, Improvement Bond Act of 1915, District No. 87-8, Special Assessment, VRDO, LOC: KBC Bank N.V., 0.290%, 03/01/11	600
4,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 03/07/11	4,800

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
17,000	City of Ontario, Multi-Family Housing, Park Centre Apartments, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.230%, 03/07/11	17,000
9,350	City of Riverside, Series A, Rev., VRDO, 0.250%, 03/07/11	9,350
4,625	City of Tracy, Multi-Family Housing, Sycamore, Series A, Rev., VRDO, LOC: FHLMC, 0.310%, 03/07/11	4,625
	Deutsche Bank Spears/Lifers Trust Various States,
11,945	Series DB-332, GO, VRDO, LIQ: Deutsche Bank AG, 0.300%, 03/07/11	11,945
10,275	Series DB-416, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.280%, 03/07/11	10,275
18,860	Series DB-419, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.280%, 03/07/11	18,860
31,425	Series DB-424, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.280%, 03/07/11 (e)	31,425
9,805	Series DB-429, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.280%, 03/07/11	9,805
11,095	Series DB-432, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.280%, 03/07/11	11,095
7,785	Deutsche Bank Spears/Lifers Trust Various States, Tax Allocation, Series DB-318, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.280%, 03/07/11	7,785
33,385	Dexia Credit Local Certificates Trust, Various States, Series 2008-066, GO, VRDO, AGM, LIQ: Dexia Credit Local, 0.390%, 03/07/11	33,385
29,900	Eclipse Funding Trust, Solar Eclipse, Castai, Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	29,900
11,670	Eclipse Funding Trust, Solar Eclipse, Corona, Tax Allocation, Series 2006-0099, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	11,670
13,365	Eclipse Funding Trust, Solar Eclipse, Sacramento, Series 2006-0079, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	13,365
13,765	Eclipse Funding Trust, Solar Eclipse, South San Francisco,Tax Allocation, Series 2006-0067, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	13,765
16,500	Los Angeles Community College District, Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.260%, 03/07/11 (e)	16,500

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	California — Continued
7,160	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.420%, 03/07/11	7,160
5,000	Los Angeles County, Multi-Family Housing, Valencia Housing Project, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.450%, 03/07/11	5,000
9,500	Metropolitan Water District of Southern California, Series C-1, Rev., VRDO, 0.160%, 03/01/11	9,500
	Orange County, WLCO LF Partners,
2,200	Series G1, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 03/07/11	2,200
4,150	Series G3, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 03/07/11	4,150
27,925	Pasadena Public Financing Authority, Rose Bowl Refinancing & Improvement, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 03/07/11	27,925
	Puttable Floating Option Tax-Exempt Receipts,
9,810	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.420%, 03/07/11	9,810
8,165	Series PT-4161, Rev., VRDO, 0.420%, 03/07/11	8,165
7,160	Series PT-4554, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 03/07/11	7,160
6,970	Series PT-4555, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 03/07/11 (e)	6,970
5,775	Series PT-4561, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 03/07/11	5,775
4,145	Series PT-4571, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 03/07/11	4,145
3,445	Series PT-4585, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 03/07/11	3,445
6,290	Series PT-4589, VRDO, FHLMC, LIQ: FHLMC, 0.350%, 03/07/11	6,290
8,025	Series PT-4597, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 03/07/11	8,025
11,495	Series PT-4647, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.320%, 03/07/11 (e)	11,495
12,665	Series PT-4648, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.320%, 03/07/11 (e)	12,665
5,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford Heights Apartments, Series H, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	5,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
800	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 03/01/11	800
71,935	Sacramento Transportation Authority, Limited Tax Measure A, Series C, Rev., VRDO, 0.250%, 03/07/11	71,935
12,595	San Diego City Housing Authority, Multifamily Housing, Hillside Garden Appartments, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	12,595
15,720	San Francisco City & County Airports Commission, Series 36B, Rev., VRDO, LOC: Union Bank N.A., 0.210%, 03/07/11	15,720
16,310	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.290%, 03/07/11	16,310
11,230	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.440%, 03/07/11	11,230
1,800	San Jose Multi-Family Housing, Villa Monterey Apartments, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.470%, 03/07/11	1,800
12,000	South Placer Wastewater Authority, Series A, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.220%, 03/07/11	12,000
62,870	Southern California Public Power Authority, Subordinated Southern Transmission, Series A, Rev., VRDO, AGM, 0.320%, 03/07/11	62,870
9,195	Stanilaus County Capital Improvements Financing Authority, Gallo Center For The Arts Project, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 03/07/11	9,195
1,400	State of California, Economic Recovery, Series C-3, GO, VRDO, LOC: Bank of America N.A., 0.190%, 03/01/11	1,400
8,700	University of California, Series 2902, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Bank, 0.280%, 03/07/11	8,700
17,985	University of California Regents Medical Center, Series B-2, Rev., VRDO, 0.190%, 03/01/11	17,985
	Wells Fargo Stage Trust,
19,750	Series 1C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.250%, 03/07/11 (e)	19,750
9,780	Series 20C, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.250%, 03/07/11 (e)	9,780
25,400	Series 38C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.250%, 03/07/11 (e)	25,400

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	California — Continued
9,970	Series 56C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.250%, 03/07/11 (e)	9,970

		887,815

	Colorado — 1.6%
15,010	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 03/07/11	15,010
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.270%, 03/07/11	1,000
20,500	Colorado Educational & Cultural Facilities Authority, Nature Conservatory, Series A, Rev., VRDO, 0.300%, 03/07/11	20,500
19,100	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.240%, 03/01/11	19,100
400	Colorado Health Facilities Authority, Hospital, NCMC, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.210%, 03/01/11	400
17,330	Colorado Housing & Finance Authority, Series AA-3, Class I, Rev., VRDO, LOC: FNMA, 0.240%, 03/07/11	17,330
1,885	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.270%, 03/07/11	1,885
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project, Class I, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 03/07/11	1,600
15,000	Colorado Housing & Finance Authority, Single Family Mortgage, Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.240%, 03/07/11	15,000
	Denver City & County, Airport,
40,980	Series 2365, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 0.330%, 03/07/11	40,980
38,800	Subseries C1, Rev., VRDO, AMT, LOC: KBC Bank N.V., 0.290%, 03/07/11	38,800
73,700	Subseries G1, Rev., VRDO, AGC, 0.300%, 03/01/11	73,700
71,700	Subseries G2, Rev., VRDO, AGC, 0.300%, 03/01/11	71,700
11,275	Moffat County, PCR, Tri-State Generation Association Project, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 03/07/11	11,275
18,385	Puttable Floating Option Tax-Exempt Receipts, Series MT-645, Rev., VRDO, LIQ: Bank of America N.A., 0.380%, 03/07/11 (e)	18,385

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Colorado — Continued
5,500	University of Colorado, Enterprise System, Series PT-3840, Rev., VRDO, NATL-RE, LIQ: Dexia Credit Local, 0.400%, 03/07/11	5,500

		352,165

	Connecticut — 0.8%
20,450	City of New Britain, GO, BAN, 1.750%, 03/29/11	20,470
27,500	City of New Haven, GO, BAN, 2.000%, 03/24/11	27,527
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
14,545	Series A-3, Rev., VRDO, AMT, AMBAC, 0.270%, 03/07/11	14,545
47,100	Series B-3, Rev., VRDO, AMT, AMBAC, 0.270%, 03/07/11	47,100
15,345	Series B-3, Rev., VRDO, AMT, AMBAC, 0.310%, 03/07/11	15,345
32,500	Series D-3, Rev., VRDO, AMBAC, 0.310%, 03/07/11	32,500
900	Connecticut State Health & Educational Facility Authority, Community Renewal Team, Series A, Rev., VRDO, LOC: Fleet National Bank, 0.490%, 03/07/11	900
8,800	Connecticut State Health & Educational Facility Authority, Masonicare, Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 03/01/11	8,800
17,060	Wells Fargo Stage Trust, Series 61C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.250%, 03/07/11 (e)	17,060

		184,247

	Delaware — 0.2%
15,000	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.250%, 03/07/11	15,000
28,155	New Castle County, Multifamily Housing, Fairfield English Village Project, Series FA, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	28,155
5,725	University of Delaware, Series B, Rev., VRDO, 0.200%, 03/01/11	5,725

		48,880

	District of Columbia — 2.3%
43,860	Anacostia Waterfront Corp., MERLOTS, Series F02, Rev., VRDO, 0.260%, 03/07/11	43,860
203,000	District of Columbia, GO, TRAN, 2.000%, 09/30/11	204,928

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	District of Columbia — Continued
2,945	District of Columbia Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project, Rev., VRDO, LOC: Bank of America N.A., 0.460%, 03/07/11	2,945
11,450	District of Columbia Water & Sewer Authority, Series 2979, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.260%, 03/07/11 (e)	11,450
2,220	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 03/07/11	2,220
43,150	District of Columbia, American University, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 03/01/11	43,150
13,675	District of Columbia, Edmund Burke School, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 03/07/11	13,675
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York, 0.300%, 03/07/11	7,500
31,055	District of Columbia, MERLOTS, Series B-34, GO, VRDO, AGM, 0.260%, 03/07/11	31,055
11,850	District of Columbia, Multimodal, American University, Rev., VRDO, 0.220%, 03/07/11	11,850
3,810	District of Columbia, National Children’s Center, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.520%, 03/07/11	3,810
23,770	District of Columbia, National Geographic Society, Rev., VRDO, 0.260%, 03/07/11	23,770
12,913	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 03/07/11	12,913
15,620	District of Columbia, Trinity College Issue, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 03/07/11	15,620
27,750	Eclipse Funding Trust, Solar Eclipse, Series 2007-0056, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	27,750
15,225	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006-0110, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	15,225
31,080	Eclipse Funding Trust, Solar Eclipse, Washington D.C., Series 2007-0221, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	31,080
21,985	Metropolitan Washington Airports Authority, Series 3140, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.290%, 03/07/11 (e)	21,985

		524,786

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — 6.5%
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.460%, 03/07/11	11,150
4,570	Broward County Educational Facilities Authority, Nova Southeastern University, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 03/01/11	4,570
32,820	Broward County School Board, COP, VRDO, AGM, 0.330%, 03/07/11	32,820
8,850	City of Fort Myers, Series 2077, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.250%, 03/07/11 (e)	8,850
93,090	City of West Palm Beach, Utility System, Series C, Rev., VRDO, AGC, 0.300%, 03/07/11	93,090
	Deutsche Bank Spears/Lifers Trust Various States,
6,070	Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.290%, 03/07/11	6,070
105,980	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.280%, 03/07/11	105,980
	Eclipse Funding Trust, Solar Eclipse,
8,305	Series 2006-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11 (e)	8,305
20,750	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	20,750
53,910	Series 2007-0055, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	53,910
24,000	Eclipse Funding Trust, Solar Eclipse, Golden, Series 2006-0125, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11 (e)	24,000
	Eclipse Funding Trust, Solar Eclipse, Miami,
11,155	Series 2006-0049, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	11,155
18,400	Series 2006-0059, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	18,400
13,270	Series 2007-0045, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.230%, 03/01/11	13,270
10,595	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	10,595

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Florida — Continued
18,815	Eclipse Funding Trust, Solar Eclipse, Peace, Series 2006-0144, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	18,815
8,600	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	8,600
35,295	Eclipse Funding Trust, Solar Eclipse, South, Series 2007-0035, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	35,295
6,350	Florida Housing Finance Corp., Multi-Family Housing, Banyon Bay Partners, Series FF, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	6,350
9,590	Florida Housing Finance Corp., Multi-Family Housing, Heron Park Project, Series U, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.280%, 03/07/11	9,590
8,225	Florida Housing Finance Corp., Multi-Family Housing, Monterey Lake, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.260%, 03/07/11	8,225
18,375	Highlands County Health Facilities Authority, Hospital, Adventist Health Systems, Series A, Rev., VRDO, 0.230%, 03/07/11	18,375
16,595	Hillsborough Community College Foundation, Inc. (The), Rev., VRDO, LOC: Bank of America N.A., 0.250%, 03/07/11	16,595
	Hillsborough County Aviation Authority,
6,750	Series PT-2723, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.470%, 03/07/11	6,750
6,530	Series PT-3878, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.400%, 03/07/11	6,530
20,500	Hillsborough County School Board, Master Lease, Series C, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.210%, 03/01/11	20,500
7,030	Hillsborough County School Board, Master Lease Program, Series A, COP, VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.210%, 03/01/11	7,030
	Jacksonville Health Facilities Authority, Baptist Medical,
14,000	Rev., VRDO, LOC: Bank of America N.A., 0.270%, 03/01/11	14,000
2,810	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 03/01/11	2,810

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — Continued
14,675	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.210%, 03/01/11	14,675
31,790	JEA, Electric Systems, Subseries D, Rev., VRDO, 0.230%, 03/07/11	31,790
1,340	Miami Health Facilities Authority, Mercy Hospital Project, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 03/07/11	1,340
10,000	Miami-Dade County, Aviation, Series 3041, Rev., VRDO, BHAC-CR, ACG-ICC, XLCA, LIQ: Morgan Stanley Bank, 0.290%, 03/07/11 (e)	10,000
17,120	Miami-Dade County, Aviation, EAGLE, Series 2006-0029, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.270%, 03/07/11	17,120
22,540	Miami-Dade County, Transit System, EAGLE, Series 2006-0101, Class A, Rev., VRDO, AGC-ICC, XLCA, LIQ: Citibank N.A., 0.270%, 03/07/11	22,540
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 03/07/11	6,700
7,645	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 03/07/11	7,645
9,201	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, LOC: Nationsbank N.A., 0.280%, 03/07/11	9,201
3,420	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 03/07/11	3,420
28,410	Orange County IDA, Diocese Orlando Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 03/07/11	28,410
22,285	Orange County, Tourist Development, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.250%, 03/07/11	22,285
	Orlando & Orange County Expressway Authority,
60,000	Series C-2, Rev., VRDO, AGM, 0.310%, 03/07/11	60,000
49,225	Subseries B-1, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 03/07/11	49,225
8,650	Orlando Utilities Commission, Water & Electric Revenue, Series PT-3791, Rev., VRDO, LIQ: Dexia Credit Local, 0.400%, 03/07/11	8,650

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Florida — Continued
6,980	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 03/07/11	6,980
125,000	Palm Beach County Solid Waste Authority, Solid Improvement, Rev., VAR, 1.000%, 01/12/12	125,626
75,215	Pinellas County Health Facility Authority, Baycare Health System, Series B-1, Rev., VRDO, AGM, 0.300%, 03/07/11	75,215
	Puttable Floating Option Tax-Exempt Receipts,
34,725	Series MT-683, Rev., VRDO, LIQ: Bank of America N.A., 0.410%, 03/07/11 (e)	34,725
104,290	Series PT-4615, COP, VRDO, LIQ: Dexia Credit Local, 0.400%, 03/07/11	104,290
78,500	Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 03/07/11	78,500
	South Miami Health Facilities Authority,
20,375	Series 2833, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.260%, 03/07/11	20,375
8,615	Series 3119, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.260%, 03/07/11 (e)	8,615
8,265	State of Florida, MERLOTS, Series C07, GO, VRDO, 0.260%, 03/07/11	8,265
12,700	Tohopekaliga Water Authority, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.270%, 03/07/11	12,700
33,950	USF Financing Corp., Master Lease Program, Series B-1, COP, VRDO, AMBAC, LOC: Wells Fargo Bank N.A., 0.250%, 03/07/11	33,950
	Volusia County Health Facilities Authority,
23,640	Series MT-151, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.400%, 03/07/11	23,640
35,115	Series MT-317, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 0.430%, 03/07/11	35,115

		1,463,377

	Georgia — 0.9%
4,745	Atlanta Urban Residential Finance Authority, Multi-Family Housing, The Park at Lakewood, Rev., VRDO, LOC: FHLMC, 0.490%, 03/07/11	4,745
7,650	DeKalb County Development Authority, Inland Fresh Seafood Corp., Rev., VRDO, LOC: Bank of America N.A., 0.460%, 03/07/11	7,650

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Georgia — Continued
8,460	DeKalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 03/07/11	8,460
11,345	DeKalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 03/07/11	11,345
10,735	DeKalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 03/07/11	10,735
4,865	DeKalb Private Hospital Authority, Children’s Healthcare, Rev., VRDO, 0.260%, 03/07/11	4,865
9,600	DeKalb County, Water & Sewage, Series ROCS-RR-II-R-11900, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.260%, 03/07/11 (e)	9,600
15,185	Eclipse Funding Trust, Solar Eclipse, Series 2007-0117, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	15,185
21,355	Eclipse Funding Trust, Solar Eclipse, Cobb County, Series 2006-0105, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	21,355
9,795	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	9,795
6,865	Fulton County Development Authority, St. George Village CCRC Project, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 03/07/11	6,865
17,645	Fulton County Hospital Authority, Northside Hospital Inc., Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 03/07/11	17,645
4,370	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.490%, 03/07/11	4,370
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VRDO, BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.270%, 03/07/11	5,940
600	Marietta Housing Authority, Multi-Family Housing, Concepts 21 Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 03/07/11	600

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Georgia — Continued
43,445	Monroe County Development Authority, Oglethorpe Power Corp., Rev., VRDO, LOC: Bank of America N.A., 0.240%, 03/07/11	43,445
9,710	Puttable Floating Option Tax-Exempt Receipts, Metropolitan, Series PT-4017, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.400%, 03/07/11	9,710
19,295	Wells Fargo Stage Trust, Series 57C, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.260%, 03/07/11 (e)	19,295

		211,605

	Hawaii — 0.4%
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,820	Series 2006-0096, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	13,820
9,300	Series 2006-0123, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	9,300
19,485	Hawaii State Department of Budget & Finance, Series 2135, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.250%, 03/07/11	19,485
10,557	Hawaii State Department of Budget & Finance, Special Purpose, Wailuku River Hydroelectric, ACES, Rev., VRDO, LOC: Union Bank of California N.A., 0.350%, 03/07/11	10,557
29,660	Puttable Floating Option Tax-Exempt Receipts, Series MT-685, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.470%, 03/07/11 (e)	29,660

		82,822

	Idaho — 0.6%
27,560	Eclipse Funding Trust, Solar Eclipse, Boise, Series 2007-0002, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	27,560
	Idaho Housing & Finance Association, Single Family Mortgage,
12,815	Series D-1, Class I, Rev., VRDO, LOC: FNMA, 0.280%, 03/07/11	12,815
22,000	Series F-1, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.280%, 03/07/11	22,000
9,340	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.270%, 03/07/11	9,340
52,000	State of Idaho, Rev., TAN, 2.000%, 06/30/11	52,273

		123,988

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — 4.9%
	Chicago Board of Education,
37,370	Series B, GO, VRDO, AGM, 0.330%, 03/07/11	37,370
23,300	Series PT-2931, GO, VRDO, AMBAC, LIQ: Dexia Credit Local, 0.400%, 03/07/11	23,300
7,910	Series PT-3620, GO, VRDO, AMBAC, LIQ: Dexia Credit Local, 0.400%, 03/07/11	7,910
	Chicago O’Hare International Airport,
21,135	Series ROCS-RR-II-R-11430, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.310%, 03/07/11	21,135
19,180	Series ROCS-RR-II-R-11517, Rev., VRDO, AGC-ICC, NATL-RE, LIQ: Citibank N.A., 0.310%, 03/07/11	19,180
26,765	Series ROCS-RR-II-R-12245, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.310%, 03/07/11 (e)	26,765
31,680	Series ROCS-RR-II-R-12246, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.310%, 03/07/11 (e)	31,680
2,500	Chicago O’Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 0.270%, 03/07/11	2,500
6,000	Chicago O’Hare International Airport, General Airport, Second Lien, ACES, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.280%, 03/07/11	6,000
10,380	City of Chicago, Neighborhoods Alive 21, Series B-4, GO, VRDO, LOC: Bank of New York, 0.180%, 03/01/11	10,380
	City of Chicago, Water, Senior Lien,
19,720	Subseries 04-1, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.260%, 03/07/11	19,720
9,860	Subseries 04-2, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.260%, 03/07/11	9,860
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: Lasalle National Bank, 0.330%, 03/07/11	4,300
	Deutsche Bank Spears/Lifers Trust Various States,
23,130	Series DB-288, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 03/07/11	23,130
25,585	Series DB-300, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 03/07/11	25,585
10,345	Series DB-307, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 03/07/11	10,345
23,835	Series DB-309, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.290%, 03/07/11	23,835

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Illinois — Continued
18,965	Series DB-315, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.290%, 03/07/11	18,965
15,710	Series DB-322, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 03/07/11	15,710
10,945	Series DB-368, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.290%, 03/07/11	10,945
5,235	Series DB-400, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.290%, 03/07/11	5,235
16,130	Series DB-475, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.270%, 03/07/11	16,130
	Eclipse Funding Trust, Solar Eclipse, Chicago,
9,060	Series 2006-0003, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	9,060
10,270	Series 2006-0131, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	10,270
	Eclipse Funding Trust, Solar Eclipse, Illinois,
27,365	Series 2006-0098, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	27,365
41,265	Series 2006-0104, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.230%, 03/01/11 (e)	41,265
28,850	Eclipse Funding Trust, Solar Eclipse, Springfield, Series 2006-0007, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	28,850
11,990	Illinois Educational Facilities Authority, ACI/Cultural Pooled Financing, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 03/07/11	11,990
3,400	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 0.330%, 03/07/11	3,400
30,175	Illinois Finance Authority, Series 3089, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.260%, 03/07/11 (e)	30,175
3,286	Illinois Finance Authority, IDR, Metropolitan Family Services, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 03/07/11	3,286
10,000	Illinois Finance Authority, IDR, Residential Rental, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 03/07/11	10,000
15,000	Illinois Finance Authority, Loyola University Health System, Series B, Rev., VRDO, LOC: Harris N.A., 0.230%, 03/07/11	15,000
8,500	Illinois Finance Authority, North Central College, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 03/07/11	8,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — Continued
14,905	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-3, Rev., VRDO, 0.230%, 03/07/11	14,905
	Illinois Finance Authority, OSF Healthcare System,
70,000	Series F, Rev., VRDO, AGM, 0.270%, 03/07/11	70,000
7,275	Series G, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 03/01/11	7,275
2,435	Illinois Finance Authority, Toughy Ltd. Partnership Project, Rev., VRDO, LOC: Lasalle National Bank, 0.500%, 03/07/11	2,435
8,057	Illinois Finance Authority, University of Chicago, Series B, Rev., VRDO, 0.190%, 03/07/11	8,057
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VRDO, AMT, 0.260%, 03/07/11	10,175
7,500	Series C-3, Rev., VRDO, AMT, 0.280%, 03/07/11	7,500
5,450	Illinois Housing Development Authority, Multi-Family Housing, Southern Hills/Orlando, Series B, Rev., VRDO, AGM, 0.320%, 03/07/11	5,450
	Illinois State Toll Highway Authority,
66,600	Series A-1B, Rev., VRDO, AGM, 0.290%, 03/07/11	66,600
79,700	Series B, Rev., VRDO, AGM, 0.300%, 03/07/11	79,700
	Illinois State Toll Highway Authority, Senior Priority,
38,000	Series A-1, Rev., VRDO, 0.380%, 03/07/11	38,000
47,440	Series A-2, Rev., VRDO, 0.380%, 03/07/11	47,440
19,700	Jackson-Union Counties Regional Port District, Enron Transaction Services, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 03/07/11	19,700
1,640	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.440%, 03/07/11	1,640
	Puttable Floating Option Tax-Exempt Receipts,
13,635	Series PT-4681, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.330%, 03/07/11 (e)	13,635
13,620	Series PT-4682, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.330%, 03/07/11 (e)	13,620

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Illinois — Continued
	Regional Transportation Authority,
17,955	Series DCL-020, Rev., VRDO, AGM, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.320%, 03/07/11	17,955
14,495	Series PT-2394, GO, VRDO, FGIC, 0.400%, 03/07/11	14,495
16,800	University of Illinois, Health Services Facilities System, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 03/07/11	16,800
53,498	University of Illinois, Utility Infrastructure Projects, COP, VRDO, 0.250%, 03/07/11	53,498
10,700	Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 03/07/11	10,700

		1,088,721

	Indiana — 1.5%
5,000	De Kalb County, Economic Development, New Process Steel Project, Rev., VRDO, LOC: Bank of America N.A., 0.460%, 03/07/11	5,000
26,460	Deutsche Bank Spears/Lifers Trust Various States, Series DB-355, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.290%, 03/07/11	26,460
9,495	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	9,495
13,580	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	13,580
25,720	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	25,720
	Eclipse Funding Trust, Solar Eclipse, Indiana,
17,295	Series 2006-0092, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	17,295
14,485	Series 2006-0100, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	14,485
21,325	Series 2006-0138, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	21,325
24,125	Indiana Finance Authority, Ascension, Series E-8, Rev., VRDO, 0.230%, 03/07/11	24,125

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Indiana — Continued
14,400	Indiana Finance Authority, Duke Energy Industry Project, Series A-4, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 03/01/11	14,400
15,000	Indiana Finance Authority, Parkview Health System, Series D, Rev., VRDO, LOC: Citibank N.A., 0.230%, 03/07/11	15,000
18,585	Indiana Health & Educational Facilities Financing Authority, Clarian Health Obligation, Rev., VRDO, AGM, 0.320%, 03/07/11	18,585
33,200	Indiana Health Facility Financing Authority, Ascension, Series A-2, Rev., VRDO, 0.230%, 03/07/11	33,200
2,385	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 03/07/11	2,385
6,020	Indiana Housing & Community Development Authority, Series 1423-R, Rev., VRDO, GNMA/FNMA, 0.400%, 03/07/11	6,020
6,900	Indiana State Finance Authority, Ispat Inland, Inc., Rev., VRDO, LOC: Royal Bank of Scotland, 0.230%, 03/07/11	6,900
28,045	Indiana Transportation Finance Authority, Series PT-3610, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.400%, 03/07/11	28,045
5,115	Indianapolis Local Public Improvement Bond Bank, Series PT-3532, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 0.470%, 03/07/11	5,115
	Puttable Floating Option Tax-Exempt Receipts,
13,905	Series PT-3961, Rev., VRDO, NATL-RE, LIQ: Dexia Credit Local, 0.400%, 03/07/11	13,905
5,730	Series PT-3962, Rev., VRDO, NATL-RE, LIQ: Dexia Credit Local, 0.400%, 03/07/11	5,730
10,025	Series PT-3986, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.260%, 03/07/11	10,025
19,405	Wells Fargo Stage Trust, Series 2009-77C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.260%, 03/07/11 (e)	19,405
11,490	Zionsville Community Schools Building Corp., Series DCL 047, Rev., VRDO, AGM, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.320%, 03/07/11	11,490

		347,690

	Iowa — 0.4%
24,500	City of Iowa City, Rev., VRDO, 0.230%, 03/01/11	24,500

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Iowa — Continued
18,415	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	18,415
30,200	Iowa Finance Authority, Private College Facility, Drake University Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 03/01/11	30,200
	Iowa Finance Authority, Single Family Mortgage,
4,400	Series F, Rev., VRDO, GNMA/FNMA, FHA/VA, 0.270%, 03/07/11	4,400
5,545	Series I, Rev., VRDO, GNMA/FNMA/COLL, 0.270%, 03/07/11	5,545

		83,060

	Kansas — 0.6%
9,780	City of Overland Park, Series SG-155, GO, VRDO, 0.260%, 03/07/11	9,780
	Kansas Development Finance Authority, Sisters of Charity,
17,710	Series C, Rev., VRDO, 0.200%, 03/01/11	17,710
56,600	Series D, Rev., VRDO, 0.200%, 03/01/11	56,600
12,700	Kansas State Department of Transportation, Highway, Series D, Rev., VRDO, LIQ: Dexia Credit Local, 0.310%, 03/07/11	12,700
40,470	Wyandotte County-Kansas City Unified Government, Temporary Notes, GO, 0.400%, 03/01/12	40,470

		137,260

	Kentucky — 2.7%
8,880	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VRDO, LOC: U.S. Bank N.A., 0.230%, 03/07/11	8,880
	Kentucky Housing Corp.,
19,350	Series F, Rev., VRDO, AMT, 0.340%, 03/07/11	19,350
21,925	Series H, Rev., VRDO, AMT, 0.340%, 03/07/11	21,925
21,000	Series M, Rev., VRDO, AMT, 0.340%, 03/07/11	21,000
	Kentucky Public Energy Authority,
222,849	Series A-1, Rev., VRDO, 0.320%, 03/07/11	222,849
208,135	Series A-2, Rev., VRDO, 0.320%, 03/07/11	208,135
7,990	Kentucky State Property & Buildings Commission, Series ROCS-RR-II-R-11767, Rev., VRDO, AGC, LIQ: Citibank N.A., 0.270%, 03/07/11 (e)	7,990

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Kentucky — Continued
40,000	Lexington-Fayette Urban County Government, Series E, GO, BAN, 2.000%, 08/01/11	40,260
39,500	Louisville Regional Airport Authority, Ohio LLC Project, Series A, Rev., VRDO, 0.200%, 03/01/11	39,500
6,810	Puttable Floating Option Tax-Exempt Receipts, Series PT-4149, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.400%, 03/07/11	6,810

		596,699

	Louisiana — 0.6%
13,200	East Baton Rouge Parish Industrial Development Board, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.330%, 03/07/11	13,200
2,300	East Baton Rouge Parish Industrial Development Board, Inc., Exxonmobil Project, Series B, Rev., VRDO, 0.160%, 03/01/11	2,300
	Eclipse Funding Trust, Solar Eclipse,
21,110	Series 2007-0042, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	21,110
19,620	Series 2007-0059, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.230%, 03/01/11 (e)	19,620
18,030	Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	18,030
19,810	Parish of St. James, Pollution Control, Texaco Project, Series A, Rev., VRDO, 0.170%, 03/01/11	19,810
19,760	Parish of St. John Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.250%, 03/07/11	19,760
10,000	State of Louisiana, Gas & Fuels Tax, Series ROCS-RR-II-R-11769, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.270%, 03/07/11 (e)	10,000
6,490	State of Louisiana, Gas And Fuels Tax, Series ROCS RR II R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.270%, 03/07/11 (e)	6,490

		130,320

	Maine — 0.4%
13,005	Finance Authority of Maine, Jackson Lab Issue, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 03/07/11	13,005
68,300	Maine Health & Higher Educational Facilities Authority, Series H, Rev., VRDO, AGM, 0.250%, 03/07/11	68,300

		81,305

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Maryland — 2.0%
2,635	Austin Trust Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.400%, 03/07/11	2,635
20,525	Baltimore IDA, Baltimore Capital Acquisition, Rev., VRDO, LOC: Bayerische Landesbank, 0.350%, 03/07/11	20,525
19,220	Maryland Community Development Administration, Series J, Rev., VRDO, 0.290%, 03/07/11	19,220
14,200	Maryland Community Development Administration, Residential, Series C, Rev., VRDO, 0.260%, 03/07/11	14,200
39,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System, Series B, Rev., VRDO, LOC: Manufacturers and Traders, 0.260%, 03/07/11	39,000
3,135	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 03/07/11	3,135
9,320	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Fort Washington Development, Series A, Rev., VRDO, LOC: Citibank N.A., 0.290%, 03/07/11	9,320
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	6,400
18,000	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Residential, Series I, Rev., VRDO, AMT, 0.260%, 03/07/11	18,000
11,700	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 03/07/11	11,700
15,200	Maryland State Community Development Administration, Multi-Family, Series E, Rev., VRDO, LOC: Suntrust Bank, 0.330%, 03/07/11	15,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Maryland — Continued
	Maryland State Community Development Administration, Residential,
44,305	Series F, Rev., VRDO, 0.290%, 03/07/11	44,305
29,050	Series M, Rev., VRDO, 0.290%, 03/07/11	29,050
9,865	Maryland State Economic Development Corp., U.S. Pharmacopeial, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 03/01/11	9,865
21,170	Maryland State Health & Higher Educational Facilities Authority, Loyola College, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 03/07/11	21,170
27,268	Maryland State Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 03/07/11	27,268
24,700	Maryland State Health & Higher Educational Facilities Authority, University of Maryland Medical Systems, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.170%, 03/01/11	24,700
15,160	Maryland State Health & Higher Educational Facilities Authority, Upper Chesapeake Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 03/01/11	15,160
27,650	Montgomery County Housing Opportunities Commission Housing Revenue, Oakfield Apartments, Issue I, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.320%, 03/07/11	27,650
53,365	Montgomery County Housing Opportunities Commission Housing Revenue, The Grand-Issue I, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	53,365
	Washington Suburban Sanitation District,
13,860	Series A, BAN, GO, VRDO, 0.260%, 03/07/11	13,860
8,100	Series A, BAN, GO, VRDO, 0.270%, 03/07/11	8,100
5,100	Washington Suburban Sanitation District, Multimodal, Series A, BAN, GO, VRDO, 0.270%, 03/07/11	5,100
21,000	Wells Fargo Stage Trust, Series 16C, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.260%, 03/07/11 (e)	21,000

		459,928

	Massachusetts — 3.0%
6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 03/07/11	6,030

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Massachusetts — Continued
16,480	City of Boston, Water & Sewer Commission, Series SG-75, Rev., VRDO, LIQ: Societe Generale, 0.290%, 03/07/11 (e)	16,480
	Commonwealth of Massachusetts,
50,000	Series A, GO, RAN, 2.000%, 04/28/11	50,135
25,350	Series B, GO, VRDO, 0.280%, 03/07/11	25,350
18,900	Commonwealth of Massachusetts, Central Artery, Series B, GO, VRDO, 0.200%, 03/01/11	18,900
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
13,790	Series 2007-0010, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	13,790
30,860	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	30,860
	Macon Trust Various States,
77,210	Series 2007-343, Rev., VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 0.450%, 03/07/11	77,210
62,649	Series 2007-344, Rev., VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 0.450%, 03/07/11	62,649
6,000	Massachusetts Development Finance Agency, Series PT-923, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.360%, 03/07/11	6,000
30,025	Massachusetts Development Finance Agency, Boston University, Series U-6E, Rev., VRDO, LOC: Bank of Nova Scotia, 0.180%, 03/07/11	30,025
9,600	Massachusetts Development Finance Agency, Eaglebrook School, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 03/07/11	9,600
3,800	Massachusetts Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.430%, 03/07/11	3,800
4,500	Massachusetts Development Finance Agency, Simmons College, Series G, Rev., VRDO, LOC: TD Banknorth N.A., 0.270%, 03/07/11	4,500
14,790	Massachusetts Educational Financing Authority, Education Loan, Series ROCS-RR-II-R-11649, Rev., VRDO, AGC, LIQ: Citibank N.A., 0.320%, 03/07/11 (e)	14,790
14,800	Massachusetts Health & Educational Facilities Authority, Series J-2, Rev., VRDO, 0.210%, 03/01/11	14,800

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Massachusetts — Continued
	Massachusetts Health & Educational Facilities Authority, Amherst College,
14,792	Series H, Rev., VAR, 0.430%, 03/07/11	14,792
14,110	Series I, Rev., VRDO, 0.220%, 03/07/11	14,110
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
26,900	Series E, Rev., VRDO, LOC: Fleet National Bank, 0.200%, 03/01/11	26,900
12,200	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 03/07/11	12,200
57,600	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A-1, Rev., VRDO, 0.230%, 03/01/11	57,600
9,520	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.290%, 03/07/11 (e)	9,520
10,480	Massachusetts Water Resources Authority, Series A, Rev., VRDO, 0.280%, 03/07/11	10,480
	Massachusetts Water Resources Authority, Multimodal,
55,650	Series B, Rev., VRDO, LOC: Helaba, 0.230%, 03/07/11	55,650
11,950	Subseries D, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.230%, 03/01/11	11,950
13,440	Puttable Floating Option Tax-Exempt Receipts, Series MT-558, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.360%, 03/07/11	13,440
13,700	University of Massachusetts Building Authority, Series 3, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 03/07/11	13,700
9,000	University of Massachusetts Building Authority, Senior Community Guaranteed, Series 4, Rev., VRDO, 0.240%, 03/07/11	9,000
39,170	Wells Fargo Stage Trust, Series 22C, Rev., VRDO, AMBAC, LIQ: Wells Fargo Bank N.A., 0.260%, 03/07/11 (e)	39,170

		673,431

	Michigan — 1.8%
	Detroit City School District,
25,730	Series DCL 045, GO, VRDO, AGM, Q-SBLF, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.460%, 03/07/11	25,730
80,045	Series PT-3480, GO, VRDO, AGM, Q-SBLF, LIQ: Dexia Credit Local, 0.420%, 03/07/11	80,045
12,500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thuringen, 0.300%, 03/07/11	12,500

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Michigan — Continued
	Michigan State Housing Development Authority, Rental Housing,
65,125	Series C, Rev., VRDO, AMT, 0.310%, 03/07/11	65,125
62,975	Series D, Rev., VRDO, AMT, 0.320%, 03/07/11	62,975
7,300	Michigan State Housing Development Authority, Single Family Mortgage, Series C, Rev., VRDO, 0.270%, 03/07/11	7,300
1,600	Michigan State University, Rev., VRDO, 0.220%, 03/07/11	1,600
16,595	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.300%, 03/07/11	16,595
	Puttable Floating Option Tax-Exempt Receipts,
7,885	Series MT-631, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.480%, 03/07/11 (e)	7,885
10,000	Series PT-4668, Rev., VRDO, LIQ: Bank of America N.A., 0.330%, 03/07/11 (e)	10,000
	RBC Municipal Products, Inc. Trust, Floater Certificates,
48,745	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.300%, 03/07/11	48,745
26,295	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.300%, 03/07/11	26,295
7,440	University of Michigan, Hospital, Series A, Rev., VRDO, 0.190%, 03/01/11	7,440
	University of Michigan, Medical Services Plan,
17,550	Series A, Rev., VRDO, 0.200%, 03/07/11	17,550
19,740	Series A-1, Rev., VRDO, 0.100%, 03/01/11	19,740

		409,525

	Minnesota — 1.7%
12,915	Center City Health Care Facilities, Hazelden Foundation Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.230%, 03/01/11	12,915
	City of Robbinsdale, North Memorial,
24,900	Series A-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 03/01/11	24,900
13,070	Series A-4, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 03/01/11	13,070
67,850	Hennepin County Sales Tax Revenue, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.250%, 03/07/11	67,850

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Minnesota — Continued
13,900	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 03/07/11	13,900
21,800	Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Health Care Facilities, Series A, Rev., VRDO, AGM, 0.240%, 03/01/11	21,800
11,000	Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Hospital & Clinics, Series A, Rev., VRDO, AGM, 0.240%, 03/01/11	11,000
	Minnesota Housing Finance Agency, Residential Housing,
5,000	Series B, Rev., VRDO, AMT, 0.270%, 03/07/11	5,000
24,965	Series C, Rev., VRDO, AMT, 0.270%, 03/07/11	24,965
4,685	Series J, Rev., VRDO, AMT, 0.270%, 03/07/11	4,685
135,125	Minnesota School District Capital Equipment Borrowing Program, Series B, COP, 2.000%, 09/01/11	136,245
22,490	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.260%, 03/07/11 (e)	22,490
14,895	Wells Fargo State Trust, Series 52C, Rev., VRDO, AMBAC, LIQ: Wells Fargo Bank N.A., 0.260%, 03/07/11 (e)	14,895

		373,715

	Mississippi — 0.5%
	Mississippi Business Finance Corp., Chevron USA, Inc.,
11,250	Series F, Rev., VRDO, 0.180%, 03/07/11	11,250
34,600	Series G, Rev., VRDO, 0.170%, 03/01/11	34,600
	Mississippi Business Finance Corp., Chevron USA, Inc.,
7,300	Series K, Rev., VRDO, 0.170%, 03/01/11	7,300
5,100	Series L, Rev., VRDO, 0.170%, 03/01/11	5,100
300	Mississippi Business Finance Corp., Chevron USA, Inc. Project, Series F, Rev., VRDO, 0.170%, 03/01/11	300
25,000	Mississippi Development Bank Special Obligation, Harrison County Coliseum, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 03/07/11	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Mississippi — Continued
25,000	Perry County Pollution Control, Leaf River Forest Product Project, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 03/07/11	25,000

		108,550

	Missouri — 1.1%
17,500	City of North Kansas, City Hospital, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 03/01/11	17,500
11,875	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	11,875
1,950	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.540%, 03/07/11	1,950
49,355	Missouri Development Finance Board, Kauffman Center for Performing Arts, Series A, Rev., VRDO, 0.260%, 03/01/11	49,355
17,250	Missouri State Environmental Improvement & Energy Resources Authority, Series 1567, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Morgan Stanley Bank, 0.290%, 03/07/11	17,250
10,000	Missouri State Health & Educational Facilities Authority, Series ROCS-RR-II-R-11532, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.310%, 03/07/11	10,000
29,850	Missouri State Health & Educational Facilities Authority, Bethesda Health Group, Rev., VRDO, LOC: U.S. Bank N.A., 0.230%, 03/01/11	29,850
14,790	Missouri State Health & Educational Facilities Authority, Rockhurst University, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 03/01/11	14,790
16,900	Missouri State Health & Educational Facilities Authority, SSM Health Care Services, Series C-4, Rev., VRDO, AGM, 0.260%, 03/07/11	16,900
7,710	Missouri State Health & Educational Facilities Authority, St. Francis Medical Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 03/01/11	7,710
	Missouri State Health & Educational Facilities Authority, St. Louis University,
9,390	Rev., VRDO, 0.190%, 03/01/11	9,390
43,530	Series B, Rev., VRDO, 0.200%, 03/01/11	43,530
	Missouri State Health & Educational Facilities Authority, Washington University,
10,025	Series B, Rev., VRDO, 0.170%, 03/01/11	10,025

		240,125

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Montana — 0.1%
30,000	Montana Board of Investments, Colstrip Project, Rev., VRDO, LOC: Union Bank N.A., 0.250%, 03/07/11	30,000

	Nebraska — 0.1%
18,955	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11 (e)	18,955

	Nevada — 1.1%
42,750	City of Reno, Series 2634, Rev., VRDO, BHAC-CR, LIQ: Morgan Stanley Bank, 0.260%, 03/07/11	42,750
14,800	City of Reno, Capital Improvements, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 03/07/11	14,800
37,345	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.250%, 03/07/11	37,345
13,100	Director of the State of Nevada Department of Business & Industry, Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.350%, 03/07/11	13,100
12,000	Director of the State of Nevada Department of Business & Industry, Nevada Cancer Institute Project, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 03/07/11	12,000
12,780	Eclipse Funding Trust, Solar Eclipse, Henderson, Series 2006-0094, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	12,780
9,835	Eclipse Funding Trust, Solar Eclipse, Truckee Meadows, Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	9,835
	Nevada Housing Division, Multi-Unit Housing,
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.390%, 03/07/11	10,900
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 03/07/11	8,750
3,190	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.330%, 03/07/11	3,190
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 0.330%, 03/07/11 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Exchange Bank, 0.330%, 03/07/11	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	3,430

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Nevada — Continued
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	12,710
11,000	Nevada Housing Division, Vintage at Laughlin Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	11,000
21,000	Nevada Housing Division, Vista Creek Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	21,000

		248,740

	New Hampshire — 0.3%
11,580	New Hampshire Business Finance Authority, Mark H. Wentworth Home, Rev., VRDO, LOC: TD Banknorth N.A., 0.190%, 03/07/11	11,580
30,400	New Hampshire Health & Education Facilities Authority, Saint Anselm College, Rev., VRDO, LOC: RBS Citizens N.A., 0.260%, 03/07/11	30,400
16,775	New Hampshire Housing Finance Authority, Series 1404, Rev., VRDO, 0.400%, 03/07/11	16,775
12,610	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.280%, 03/07/11	12,610
5,200	New Hampshire Housing Finance Authority, Multi-Family Housing, EQR Board Partnership Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.210%, 03/07/11	5,200

		76,565

	New Jersey — 2.4%
575	Austin Trust Various States, Series 2008-1045, Rev., VRDO, LIQ: Bank of America N.A., 0.320%, 03/07/11	575
17,700	Deutsche Bank Spears/Lifers Trust Various States, Series DB-339, Rev., VRDO, AGM, AMBAC, LIQ: Deutsche Bank AG, 0.280%, 03/07/11	17,700
15,000	New Jersey EDA, Pivotal Utility, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, 0.190%, 03/01/11	15,000
13,520	New Jersey EDA, Presbyterian Homes Association, Series A, Rev., VRDO, LOC: Commerce Bank N.A., 0.190%, 03/07/11	13,520

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Jersey — Continued
37,910	New Jersey Health Care Facilities Financing Authority, Series 3018, Rev., VRDO, AGC, LIQ: Morgan Stanley Bank, 0.260%, 03/07/11 (e)	37,910
1,500	New Jersey Health Care Facilities Financing Authority, Meridian Health Systems, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 03/07/11	1,500
16,095	New Jersey Health Care Facilities Financing Authority, MERLOTS, Series F01, Rev., VRDO, 0.260%, 03/07/11	16,095
14,065	New Jersey Health Care Facilities Financing Authority, Somerset Medical Center, Rev., VRDO, LOC: TD Bank N.A., 0.190%, 03/07/11	14,065
1,300	New Jersey Health Care Facilities Financing Authority, St. Peter’s University Hospital, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 03/07/11	1,300
19,750	New Jersey Health Care Facilities Financing Authority, Virtua Health, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.190%, 03/07/11	19,750
12,960	New Jersey State Housing & Mortgage Finance Agency, Single Family Housing, Series P, Rev., VRDO, 0.330%, 03/07/11	12,960
6,070	New Jersey State Turnpike Authority, Series PT-3602, Rev., VRDO, NATL-RE-IBC, LIQ: Dexia Credit Local, 0.390%, 03/07/11	6,070
	New Jersey Transportation Trust Fund Authority,
21,950	Series PT-2500, Rev., VRDO, NATL-RE, 0.390%, 03/07/11	21,950
5,760	Series PT-2711, Rev., VRDO, FGIC, 0.390%, 03/07/11	5,760
	New Jersey Transportation Trust Fund Authority, MERLOTS,
27,020	Series B-03, Rev., VRDO, NATL-RE, 0.260%, 03/07/11	27,020
29,200	Series B-04, Rev., VRDO, NATL-RE, 0.260%, 03/07/11	29,200
22,965	Series B23, Rev., VRDO, AMBAC-TCRS-BNY, 0.260%, 03/07/11	22,965
25,000	Nuveen New Jersey Investment Quality Municipal Fund, Inc., VRDO, LIQ: Citibank N.A., 0.510%, 03/07/11	25,000
	Puttable Floating Option Tax-Exempt Receipts,
31,700	Series MT-639, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.320%, 03/07/11 (e)	31,700

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New Jersey — Continued
12,000	Series PT-4643, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.470%, 03/07/11 (e)	12,000
14,075	Series PT-4689, Rev., VRDO, LIQ: Bank of America N.A., 0.320%, 03/07/11 (e)	14,075
13,300	Puttable Floating Option Tax-Exempt Receipts, New Jersey EDA, Series PT-4014, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 0.390%, 03/07/11	13,300
180,700	State of New Jersey, Rev., TRAN, 2.000%, 06/23/11	181,644

		541,059

	New Mexico — 0.2%
42,520	Puttable Floating Option Tax-Exempt Receipts, Series MT-637, Rev., VRDO, 0.400%, 03/07/11	42,520

	New York — 13.3%
15,980	Austin Trust Various States, Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 0.390%, 03/07/11	15,980
47,411	County of Albany, Various Purpose, GO, 1.250%, 12/08/11	47,706
24,075	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	24,075
10,495	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	10,495
	Eclipse Funding Trust, Solar Eclipse, New York,
11,385	Series 2006-0029, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	11,385
11,305	Series 2006-0112, Rev., VRDO, AGM-CR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11 (e)	11,305
20,815	Series 2006-0159, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	20,815
8,200	Long Island Power Authority, Electric Systems, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.180%, 03/01/11	8,200
	Metropolitan Transportation Authority,
74,090	Series A, Rev., VRDO, AGM, 0.330%, 03/07/11	74,090
60,750	Series B, Rev., VRDO, AGM, 0.330%, 03/07/11	60,750

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
87,200	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 03/07/11	87,200
1,800	Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.230%, 03/01/11	1,800
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.270%, 03/07/11	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.270%, 03/07/11	19,050
	New York City,
11,250	Series 3015, GO, VRDO, LIQ: Morgan Stanley Bank, 0.260%, 03/07/11 (e)	11,250
21,000	Series B4, GO, VRDO, 0.260%, 03/07/11	21,000
8,900	Series E, Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 0.220%, 03/01/11	8,900
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.270%, 03/07/11	11,500
27,100	Series H, Subseries H-2, GO, VRDO, NATL-RE, 0.190%, 03/01/11	27,100
13,400	Series H, Subseries H-4, GO, VRDO, AMBAC, 0.220%, 03/07/11	13,400
27,400	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.210%, 03/01/11	27,400
1,500	Series I, Subseries I-5, GO, VRDO, LOC: California Public Employee Retirement Fund, 0.220%, 03/01/11	1,500
8,900	Series I, Subseries I-8, GO, VRDO, LOC: Bank of America N.A., 0.170%, 03/01/11	8,900
9,750	Subseries A-3, GO, VRDO, LOC: BNP Paribas, 0.250%, 03/07/11	9,750
100	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.210%, 03/01/11	100
16,105	Subseries A-4, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.230%, 03/01/11	16,105
11,000	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.230%, 03/07/11	11,000
6,815	Subseries A-5, GO, VRDO, LOC: KBC Bank N.V., 0.110%, 03/01/11	6,815
14,510	Subseries A-6, GO, VRDO, LOC: Helaba, 0.240%, 03/07/11	14,510
15,750	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.280%, 03/07/11	15,750
13,090	Subseries C-5, GO, VRDO, LOC: Bank of New York, 0.220%, 03/07/11	13,090
3,700	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.120%, 03/01/11	3,700

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
2,900	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.180%, 03/01/11	2,900
100	Subseries H-1, GO, VRDO, LOC: Bank of New York, 0.130%, 03/01/11	100
18,300	Subseries H-2, GO, VRDO, LOC: Bank of New York, 0.220%, 03/07/11	18,300
7,600	Subseries H-4, GO, VRDO, LOC: Bank of New York, 0.100%, 03/01/11	7,600
19,015	Subseries H-7, GO, VRDO, LOC: KBC Bank N.V., 0.210%, 03/01/11	19,015
18,600	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.120%, 03/01/11	18,600
13,090	Subseries L-6, GO, VRDO, 0.120%, 03/01/11	13,090
9,400	New York City Capital Resources Corp., Loan Enhanced Assistance, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 03/07/11	9,400
	New York City Housing Development Corp., Multi-Family Housing,
41,665	Series C-3, Rev., VRDO, LIQ: Bank of America N.A., 0.260%, 03/07/11	41,665
10,155	Series ROCS-RR-II-R-11667, Rev., VRDO, GNMA COLL, FHA, LIQ: Citibank N.A., 0.270%, 03/07/11	10,155
23,000	Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.280%, 03/07/11 (e)	23,000
35,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 03/07/11	35,000
13,500	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.220%, 03/07/11	13,500
7,255	New York City Housing Development Corp., Multi-Family Housing, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 03/07/11	7,255
15,900	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 03/07/11	15,900
10,300	New York City Housing Development Corp., Multi-Family Housing, 90 West Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 03/07/11	10,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
13,500	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 03/07/11	13,500
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 03/07/11	3,070
13,600	New York City Housing Development Corp., Multi-Family Housing, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	13,600
19,400	New York City Housing Development Corp., Multi-Family Housing, Lexington Courts, Series A, Rev., VRDO, LIQ: FHLMC, 0.220%, 03/07/11	19,400
4,300	New York City Housing Development Corp., Multi-Family Housing, Monterey, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 03/07/11	4,300
15,000	New York City Housing Development Corp., Multi-Family Housing, One Columbus Place Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 03/07/11	15,000
7,800	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 03/07/11	7,800
8,875	New York City Housing Development Corp., Multi-Family Housing, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.270%, 03/07/11	8,875
12,930	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.260%, 03/07/11	12,930
40,000	New York City Housing Development Corp., Multi-Family Housing, West End Towers, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 03/07/11	40,000
21,200	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.250%, 03/07/11	21,200
4,710	New York City Industrial Development Agency, Planned Parenthood Project, Rev., VRDO, LOC: Bank of America N.A., 0.490%, 03/07/11	4,710
8,000	New York City Municipal Water Finance Authority, Series F, Subseries F-2, Rev., VRDO, 0.250%, 03/01/11	8,000

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
	New York City Municipal Water Finance Authority, 2nd Generation,
14,600	Series DD-1, Class A, Rev., VRDO, 0.120%, 03/01/11	14,600
24,000	Series DD-3B, Rev., VRDO, 0.140%, 03/01/11	24,000
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
2,500	Series 2008-BB-1, Rev., VRDO, 0.160%, 03/01/11	2,500
7,850	Series BB-1, Rev., VRDO, 0.210%, 03/01/11	7,850
74,390	Series CC-1, Rev., VRDO, 0.190%, 03/01/11	74,390
15,400	New York City Municipal Water Finance Authority, Water & Sewer Systems, Subseries B-4, Rev., VRDO, 0.230%, 03/07/11	15,400
	New York City Transitional Finance Authority,
15,000	Series ROCS-RR-II-R-12319, Rev., VRDO, LIQ: Citibank N.A., 0.250%, 03/07/11 (e)	15,000
21,610	Series ROCS-RR-II-R-12054, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.300%, 03/07/11	21,610
7,280	Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.220%, 03/07/11	7,280
	New York City Transitional Finance Authority, EAGLE,
3,360	Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.270%, 03/07/11	3,360
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.270%, 03/07/11	36,060
100	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., VRDO, 0.210%, 03/01/11	100
	New York City Transitional Finance Authority, New York City Recovery,
3,660	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.280%, 03/07/11	3,660
14,000	Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.230%, 03/07/11	14,000
12,430	Series 3, Subseries 3-B, Rev., VRDO, 0.160%, 03/01/11	12,430
18,285	Series 3, Subseries 3-C, Rev., VRDO, 0.330%, 03/07/11	18,285
31,845	Series 3, Subseries 3-D, Rev., VRDO, 0.330%, 03/07/11	31,845

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
34,135	Series 3, Subseries 3-E, Rev., VRDO, 0.250%, 03/01/11	34,135
14,770	Series 3, Subseries 3-H, Rev., VRDO, 0.110%, 03/01/11	14,770
	New York City Trust for Cultural Resources, American Museum of Natural History,
950	Series A1, Rev., VRDO, 0.140%, 03/01/11	950
10,250	Series A2, Rev., VRDO, 0.210%, 03/01/11	10,250
	New York City, Fiscal 2008,
31,150	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.200%, 03/01/11	31,150
4,150	Subseries J-9, GO, VRDO, 0.220%, 03/07/11	4,150
11,110	Subseries J-10, GO, VRDO, 0.230%, 03/07/11	11,110
3,750	Subseries J-11, GO, VRDO, 0.250%, 03/07/11	3,750
49,500	New York Convention Center Operating Corp., EAGLE, Series 2006-0072, Class A, Rev., VRDO, BHAC, AGC-ICC, AMBAC, LIQ: Citibank N.A., 0.270%, 03/07/11	49,500
	New York Liberty Development Corp., World Trade Center Project,
355,000	Rev., VRDO, 0.350%, 08/04/11	355,000
50,000	Series A-1, Rev., VRDO, 0.420%, 01/19/12	50,000
16,160	New York Liberty Development Project, Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.270%, 03/07/11 (e)	16,160
	New York Local Government Assistance Corp.,
11,421	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 03/07/11	11,421
10,300	Series SG-100, Rev., VRDO, NATL-RE-IBC, 0.280%, 03/07/11	10,300
4,400	New York Mortgage Agency, Series ROCS-RR-II-R-11708, Rev., VRDO, LIQ: Citibank N.A., 0.310%, 03/07/11 (e)	4,400
1,200	New York Mortgage Agency, Homeowner Mortgage, Series 150, Rev., VRDO, AMT, 0.200%, 03/01/11	1,200
20,800	New York State Dormitory Authority, City University, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.190%, 03/07/11	20,800
87,200	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.250%, 03/07/11	87,200
	New York State Dormitory Authority, Mental Health Services,
11,055	Subseries D-2E, Rev., VRDO, LOC: Royal Bank of Canada, 0.230%, 03/07/11	11,055

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
7,215	Subseries D-2H, Rev., VRDO, LOC: Royal Bank of Canada, 0.230%, 03/07/11	7,215
10,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 03/07/11	10,490
17,460	New York State Environmental Facilities Corp., MERLOTS, Series B-20, Rev., VRDO, 0.260%, 03/07/11	17,460
1,800	New York State Housing Finance Agency, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	1,800
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 03/07/11	2,755
8,000	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 03/07/11	8,000
	New York State Housing Finance Agency, 150 East 44th Street,
37,200	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 03/07/11	37,200
4,100	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	4,100
65,800	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.330%, 03/07/11	65,800
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, 0.230%, 03/07/11	4,200
30,600	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 03/07/11	30,600
7,200	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 03/07/11	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	3,200
9,600	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 03/07/11	9,600
50,000	New York State Housing Finance Agency, 600 West 42nd Street Housing, Series A, Rev., VRDO, LOC: Bank of New York, 0.280%, 03/07/11	50,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
98,900	New York State Housing Finance Agency, 88 Leonard Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.230%, 03/07/11	98,900
10,300	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	10,300
9,550	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	9,550
39,000	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 03/07/11	39,000
45,900	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 03/07/11	45,900
24,300	New York State Housing Finance Agency, Historic Front Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 03/07/11	24,300
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 03/07/11	7,050
22,400	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 03/07/11	22,400
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.260%, 03/07/11	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.260%, 03/07/11	11,300
30,800	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 03/07/11	30,800
4,850	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 03/07/11	4,850
10,000	New York State Housing Finance Agency, Victory Housing, Series 2002-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.260%, 03/07/11	10,000
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 03/07/11	7,700

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 03/07/11	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	100
	New York State Housing Finance Agency, Worth Street,
5,500	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	5,500
16,275	New York State Urban Development Corp., Series 2008-053, Rev., VRDO, NATL-RE, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.290%, 03/07/11	16,275
31,000	Nuveen New York Select Quality Municipal Fund, Inc., VRDO, LIQ: Citibank N.A., 0.510%, 03/07/11	31,000
47,825	Onondaga County, New York Trust Cultural, Syracuse University Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 03/07/11	47,825
33,905	Sales Tax Asset Receivable Corp., Series ROCS-RR-II-R-10395, Rev., VRDO, AGM-CR, MBIA, 0.260%, 03/07/11 (e)	33,905
	Triborough Bridge & Tunnel Authority,
7,685	Subseries B-3, Rev., VRDO, 0.260%, 03/07/11	7,685
84,550	Subseries B-4, Rev., VRDO, 0.280%, 03/07/11	84,550
60,855	Subseries CD, Rev., VRDO, AGM, 0.270%, 03/07/11	60,855
6,450	Trust for Cultural Resources, Lincoln Center, Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 03/01/11	6,450
17,890	Wells Fargo Stage Trust, Series 2009-12C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.260%, 03/07/11 (e)	17,890

		2,985,142

	North Carolina — 3.6%
	Buncombe County Metropolitan Sewerage District,
32,480	Series A, Rev., VRDO, 0.260%, 03/07/11	32,480
20,605	Series B, Rev., VRDO, 0.260%, 03/07/11	20,605
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare,
50,955	Series F, Rev., VRDO, AGM, 0.330%, 03/07/11	50,955

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Carolina — Continued
23,420	Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 03/01/11	23,420
27,475	City of Charlotte, Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 03/07/11	27,475
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.280%, 03/07/11	6,820
1,500	City of Durham, Water & Sewer Utility Systems, Rev., VRDO, 0.270%, 03/07/11	1,500
	City of Greensboro, Combined Enterprise System,
22,690	Series B, Rev., VRDO, 0.240%, 03/07/11	22,690
29,460	Mecklenburg County, Series D, GO, VRDO, 0.360%, 09/26/11 (i)	29,460
	New Hanover County, Hospital, New Hanover Regional Medical,
6,265	Series A-2, Rev., VRDO, AGM, 0.350%, 03/07/11	6,265
23,690	Series B-2, Rev., VRDO, AGM, 0.350%, 03/07/11	23,690
48,000	North Carolina Capital Facilities Finance Agency, EAGLE, Series 2007-0016, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.260%, 03/07/11	48,000
4,355	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 03/07/11	4,355
18,045	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 03/07/11	18,045
11,350	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 03/07/11	11,350
16,260	North Carolina Capital Facilities Finance Agency, YMCA of Greater Charlotte Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 03/07/11	16,260
6,100	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 03/07/11	6,100
4,160	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.350%, 03/07/11	4,160
18,480	North Carolina Medical Care Commission, Cleveland County Health, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 03/01/11	18,480

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	North Carolina — Continued
16,920	North Carolina Medical Care Commission, Duke University Hospital Project, Series A, GO, VRDO, 0.240%, 03/07/11	16,920
28,900	North Carolina Medical Care Commission, FirstHealth Carolinas Project, Rev., VRDO, 0.250%, 03/07/11	28,900
44,610	North Carolina Medical Care Commission, Hugh Chatham Memorial Hospital Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 03/07/11	44,610
14,570	North Carolina Medical Care Commission, Iredell Memorial Hospital, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.210%, 03/01/11	14,570
	North Carolina Medical Care Commission, Moses Cone Health System,
43,540	Rev., VRDO, 0.200%, 03/01/11	43,540
34,350	Series A, Rev., VRDO, 0.250%, 03/07/11	34,350
32,300	Series B, Rev., VRDO, 0.250%, 03/07/11	32,300
4,800	North Carolina Medical Care Commission, Wake Forest University, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 03/07/11	4,800
29,300	North Carolina State Education Assistance Authority, Student Loan, Series A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.280%, 03/07/11	29,300
16,625	Person County Industrial Facilities & Pollution Control Financing Authority, Certainteed Gypsum, Inc., Rev., VRDO, LOC: Credit Industriel et Commercial, 0.280%, 03/07/11	16,625
5,560	State of North Carolina, Public Improvement, Series D, GO, VRDO, 0.230%, 03/07/11	5,560
19,800	University of North Carolina at Chapel Hill, EAGLE, Series 2006-0024, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.260%, 03/07/11	19,800
	University of North Carolina at Chapel Hill, University Hospital,
35,690	Series A, Rev., VRDO, 0.220%, 03/01/11	35,690
11,400	Series A, Rev., VRDO, 0.250%, 03/07/11	11,400
39,975	Series A, Rev., VRDO, 0.260%, 03/07/11	39,975
18,700	Series B, Rev., VRDO, 0.220%, 03/01/11	18,700
	Wake County, School,
18,100	Series A, GO, VRDO, 0.280%, 03/07/11	18,100
11,500	Series B, GO, VRDO, 0.280%, 03/07/11	11,500
15,800	Winston-Salem City, Series C, COP, VRDO, 0.250%, 03/07/11	15,800

		814,550

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Dakota — 0.1%
11,085	City of Grand Forks, The United Hospital Obligation Group, Series A, Rev., VRDO, LOC: Lasalle National Bank, 0.270%, 03/01/11	11,085
	North Dakota State Housing Finance Agency, Home Mortgage,
1,500	Series A, Rev., VRDO, 0.280%, 03/07/11	1,500
9,205	Series B, Rev., VRDO, 0.280%, 03/07/11	9,205
12,000	Series C, Rev., VRDO, 0.280%, 03/07/11	12,000

		33,790

	Ohio — 1.7%
	Allen County, Catholic Healthcare,
28,000	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 03/01/11	28,000
640	Series C, Rev., VRDO, LOC: Bank of Nova Scotia, 0.200%, 03/01/11	640
7,909	Austin Trust Various States, Series 2008-3308, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Bank of America N.A., 0.400%, 03/07/11	7,909
1,375	County of Cuyahoga, Health Care Facilities, Franciscan Communities, Series E, Rev., VRDO, LOC: Lasalle Bank N.A., 0.280%, 03/07/11	1,375
3,070	County of Hamilton, Series 2706, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Bank, 0.330%, 03/07/11	3,070
11,445	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	11,445
5,860	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	5,860
3,100	Franklin County, Holy Cross Health System, Rev., VRDO, 0.250%, 03/07/11	3,100
5,300	Ohio Housing Finance Agency, Residential Mortgage, Series 1422-R, Rev., VRDO, GNMA/FNMA, LIQ: Merrill Lynch Capital Services, 0.400%, 03/07/11	5,300
20,175	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program, Series M, Rev., VRDO, AMT, GNMA/FNMA, 0.260%, 03/07/11	20,175
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
19,100	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.270%, 03/07/11	19,100

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Ohio — Continued
28,070	Series F, Rev., VRDO, AMT, GNMA/FNMA, 0.260%, 03/07/11	28,070
32,200	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.260%, 03/07/11	32,200
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
25,850	Series A, Rev., VRDO, 0.220%, 03/01/11	25,850
900	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 03/01/11	900
7,510	Ohio State Turnpike Commission, Series PT-3839, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.400%, 03/07/11	7,510
	Puttable Floating Option Tax-Exempt Receipts,
44,350	Rev., VRDO, LIQ: Bank of America N.A., 0.380%, 03/07/11 (e)	44,350
39,170	Series MT-567, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.430%, 03/07/11	39,170
32,585	Series MT-667, Rev., VRDO, LIQ: Bank of America N.A., 0.490%, 03/07/11 (e)	32,585
51,730	Series MT-670, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.490%, 03/07/11 (e)	51,730
8,145	Series PT-4481, Rev., VRDO, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.400%, 03/07/11	8,145

		376,484

	Oklahoma — 0.3%
20,000	Oklahoma Development Finance Authority, Series A2, Rev., VRDO, AGC, 0.250%, 03/07/11	20,000
15,305	Oklahoma State Capital Improvement Authority, Higher Education, Series D1, Rev., VRDO, 0.270%, 03/01/11	15,305
14,665	Oklahoma University Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 03/07/11	14,665
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	10,490

		60,460

	Oregon — 1.1%
7,800	City of Portland, Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment, Rev., VRDO, AMT, FHLMC, 0.360%, 03/07/11	7,800

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oregon — Continued
15,450	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.230%, 03/07/11	15,450
6,925	Oregon State Housing & Community Services Department, Covenant Retirement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.280%, 03/07/11	6,925
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
13,685	Series F, Rev., VRDO, AMT, 0.250%, 03/07/11	13,685
35,000	Series F, Rev., VRDO, AMT, 0.370%, 03/07/11	35,000
30,000	Series H, Rev., VRDO, AMT, 0.280%, 03/07/11	30,000
17,300	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 03/01/11	17,300
57,800	Port of Portland, Portland Bulk Terminal, Rev., VRDO, LOC: Canadian Imperial Bank, 0.280%, 03/07/11	57,800
64,040	Port of Portland, Portland International Airport, Series 18, Subseries 18B, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.250%, 03/07/11	64,040

		248,000

	Other Territories — 5.1%
7,500	Austin Trust Various States, Series 2008-1091, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.330%, 03/07/11	7,500
	Deutsche Bank Spears/Lifers Trust Various States,
17,405	Series DB-292, Rev., VRDO, LIQ: Deutsche Bank AG, 0.290%, 03/07/11	17,405
8,445	Series DB-295, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 03/07/11	8,445
11,345	Series DB-325, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.290%, 03/07/11	11,345
14,110	Series DB-327, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.290%, 03/07/11	14,110
70,130	Series DB-331, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 03/07/11	70,130
11,960	Series DB-343, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.280%, 03/07/11	11,960
28,625	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.330%, 03/07/11	28,625

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Territories — Continued
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
19,100	Rev., VRDO, LIQ: FHLMC, 0.330%, 03/07/11	19,100
94,075	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 03/07/11	94,075
18,979	Series M019, Class A, Rev., VRDO, FHLMC, 0.310%, 03/07/11	18,979
25,113	Series M020, Class A, Rev., VRDO, FHLMC, 0.310%, 03/07/11	25,113
19,790	Series M023, Class A, Rev., VRDO, FHLMC, 0.310%, 03/07/11	19,790
130,000	Nuveen Insured Municipal Bond, 0.510%, 03/07/11	130,000
74,500	Nuveen Municipal Market Opportunity Fund, Inc., VRDO, LIQ: Deutsche Bank AG, 0.460%, 03/07/11 (e)	74,500
	Puttable Floating Option Tax-Exempt Receipts,
51,850	Series MT-389, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.400%, 03/07/11	51,850
38,620	Series PPT-34, Class A, FHLMC, LIQ: FHLMC, 0.360%, 03/07/11	38,620
93,025	Series PPT-1001, Class C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.290%, 03/07/11	93,025
170,830	Series PPT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.360%, 03/07/11	170,830
193,845	Series PPT-1008, Class A, GO, VRDO, FHLMC, LIQ: FHLMC, 0.290%, 03/07/11	193,845
26,900	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., LIQ: FHLMC, 0.410%, 03/07/11	26,900
8,380	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.330%, 03/07/11	8,380

		1,134,527

	Pennsylvania — 2.6%
51,975	Allegheny County Higher Education Building Authority, Carnegie Mellon University, Rev., VRDO, 0.200%, 03/01/11	51,975
15,400	Beaver County IDA, Firstenergy Generation, Pollution Control, Rev., VRDO, LOC: Barclays Bank plc, 0.200%, 03/01/11	15,400
12,600	Beaver County IDA, Firstenergy Nuclear, Pollution Control, Series B, Rev., VRDO, LOC: Citibank N.A., 0.230%, 03/07/11	12,600
8,395	Bucks County IDA, Grand View Hospital, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.210%, 03/07/11	8,395

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pennsylvania — Continued
64,000	City of Philadelphia, Series A, GO, TRAN, 2.000%, 06/30/11	64,274
33,000	Dallastown Area School District, GO, VAR, 1.530%, 04/01/11	33,038
41,020	Delaware River Port Authority, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.190%, 03/07/11	41,020
16,390	Delaware Valley Regional Financial Authority, Municipal Securities Trust Receipts, Series SGC-20, Class A, Rev., VRDO, LIQ: Societe Generale, 0.260%, 03/07/11	16,390
11,700	Doylestown Hospital Authority, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.220%, 03/07/11	11,700
8,515	Lancaster County Hospital Authority, Health Systems, Lancaster General Hospital, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 03/01/11	8,515
18,435	Luzerne County IDA, Multifamily Housing, Series 35G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, LOC: Goldman Sachs & Co., 0.280%, 03/07/11	18,435
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	4,810
2,205	Series A-T2, Rev., VRDO, LIQ: FNMA, 0.260%, 03/07/11	2,205
16,780	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	16,780
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, VRDO, LIQ: Citibank N.A., 0.510%, 03/07/11	17,500
21,530	Pennsylvania Economic Development Financing Authority, MERLOTS, Series F01, Rev., VRDO, 0.260%, 03/07/11	21,530
740	Pennsylvania Energy Development Authority, B&W Ebensburg Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.290%, 03/07/11	740
22,500	Pennsylvania Higher Educational Facilties Authority, Drexel University, Second Series, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 03/07/11	22,500
1,835	Pennsylvania Housing Finance Agency, MERLOTS, Series C-32, Rev., VRDO, 0.260%, 03/07/11	1,835

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Pennsylvania — Continued
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
25,000	Series 82-C, Rev., VRDO, AMT, 0.310%, 03/07/11	25,000
21,800	Series 83-C, Rev., VRDO, AMT, LOC: FNMA, 0.260%, 03/07/11	21,800
15,000	Series 85-B, Rev., VRDO, 0.260%, 03/07/11	15,000
27,425	Series 90C, Rev., VRDO, AMT, 0.260%, 03/07/11	27,425
26,100	Pennsylvania State Public School Building Authority, Series 1552, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.260%, 03/07/11	26,100
1,400	Pennsylvania Turnpike Commission, Series B-3, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 03/07/11	1,400
10,400	Philadelphia Authority for Industrial Development, Regional Performing Arts Center Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.250%, 03/07/11	10,400
	RBC Municipal Products, Inc. Trust, Floater Certificates,
19,800	Series E-15, Rev., VRDO, LIQ: Royal Bank of Canada, 0.270%, 03/07/11 (e)	19,800
30,000	Series E-16, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.260%, 03/07/11 (e)	30,000
14,000	State Public School Building Authority, Series 1479, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.260%, 03/07/11	14,000
14,135	Wells Fargo Stage Trust, Series 2008-1C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.260%, 03/07/11 (e)	14,135

		574,702

	Puerto Rico — 0.1%
26,950	Austin Trust Various States, Series 2008-355, Rev., VRDO, LOC: Bank of America N.A., 0.440%, 03/07/11	26,950

	Rhode Island — 0.5%
9,770	Puttable Floating Option Tax-Exempt Receipts, Series PT-4670, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.400%, 03/07/11 (e)	9,770
23,380	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University, Series B, Rev., VRDO, 0.220%, 03/07/11	23,380

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Rhode Island — Continued
2,080	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VRDO, LOC: Fleet National Bank, 0.550%, 03/07/11	2,080
	Rhode Island Health & Educational Building Corp., Rhode Island School of Design,
11,100	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 03/07/11	11,100
6,650	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 03/07/11	6,650
14,145	Rhode Island Health & Educational Building Corp., St. George’s School, Rev., VRDO, LIQ: Bank of America N.A., 0.430%, 03/07/11	14,145
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.340%, 03/07/11	7,000
22,400	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.340%, 03/07/11	22,400
2,650	Rhode Island Industrial Facilities Corp., ExxonMobil Project, Rev., VRDO, 0.160%, 03/01/11	2,650
13,000	Rhode Island Student Loan Authority, Loan amount Program, Series B-4, Rev., VRDO, AMT, LOC: State Street Bank & Trust Co., 0.250%, 03/07/11	13,000

		112,175

	South Carolina — 1.2%
3,000	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 03/07/11	3,000
17,760	City of Charleston, Waterworks & Sewers, Capital Improvements, Series B, Rev., VRDO, 0.250%, 03/07/11	17,760
12,130	City of North Charleston, Public Facilities Convention, COP, VRDO, LOC: Bank of America N.A., 0.280%, 03/07/11	12,130
16,370	Clarendon Hospital District, Health Care Facilities, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 03/07/11	16,370
26,805	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	26,805
19,400	Greenville Hospital System Board, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 03/07/11	19,400

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	South Carolina — Continued
124,734	South Carolina Association of Governmental Organizations, COP, TAN, SCSDE, 2.000%, 04/15/11	124,984
10,510	South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.210%, 03/01/11	10,510
900	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.550%, 03/07/11	900
18,000	South Carolina Jobs & EDA, CPF Properties II LLC Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 03/07/11	18,000
1,585	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VRDO, LOC: Bank of America N.A., 0.520%, 03/07/11	1,585
3,765	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 0.490%, 03/07/11	3,765
10,000	South Carolina State Public Service Authority, EAGLE, Series 2006-0007, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.270%, 03/07/11	10,000

		265,209

	South Dakota — 0.7%
16,960	South Dakota Health & Educational Facilities Authority, Series 3109, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.260%, 03/07/11 (e)	16,960
28,000	South Dakota Health & Educational Facilities Authority, Regional Health, Rev., VRDO, LOC: U.S. Bank N.A., 0.230%, 03/01/11	28,000
	South Dakota Housing Development Authority, Home Ownership Mortgage,
14,525	Series A, Rev., VRDO, 0.230%, 03/07/11	14,525
45,000	Series C, Rev., VRDO, 0.280%, 03/07/11	45,000
12,000	Series C, Rev., VRDO, AMT, 0.300%, 03/07/11	12,000
19,200	Series C-1, Rev., VRDO, 0.280%, 03/07/11	19,200
10,300	Series D, Rev., VRDO, 0.300%, 03/07/11	10,300
5,000	Series F, Rev., VRDO, 0.310%, 03/07/11	5,000
8,700	Series G, Rev., VRDO, 0.280%, 03/07/11	8,700

		159,685

	Tennessee — 1.1%
	Blount County Public Building Authority, Local Government Public Improvement,
20,165	Series E-3-B, Rev., VRDO, LOC: KBC Bank N.V., 0.250%, 03/01/11	20,165

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tennessee — Continued
14,125	Series E-3-C, Rev., VRDO, LOC: KBC Bank N.V., 0.250%, 03/01/11	14,125
2,800	Series E-3-D, Rev., VRDO, LOC: KBC Bank N.V., 0.250%, 03/01/11	2,800
8,555	Series E-3-E, Rev., VRDO, LOC: KBC Bank N.V., 0.250%, 03/01/11	8,555
10,100	Series E-4-A, Rev., VRDO, LOC: KBC Bank N.V., 0.250%, 03/01/11	10,100
19,110	Chattanooga Health Educational & Housing Facility Board, Catholic Health, Series C, Rev., VRDO, 0.230%, 03/07/11	19,110
17,600	Clarksville Public Building Authority, Morristown Loans, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 03/01/11	17,600
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Board,
12,020	Rev., VRDO, LOC: Bank of America N.A., 0.270%, 03/01/11	12,020
2,630	Rev., VRDO, LOC: Bank of America N.A., 0.320%, 03/07/11	2,630
14,575	Memphis Health Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.260%, 03/07/11	14,575
6,405	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., VRDO, 0.200%, 03/07/11	6,405
23,710	Metropolitan Government Nashville & Davidson County, Industrial Development Board, YMCA Project, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 03/07/11	23,710
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
31,285	Rev., VRDO, LOC: Bank of America N.A., 0.270%, 03/01/11	31,285
5,760	Rev., VRDO, LOC: Bank of America N.A., 0.300%, 03/07/11	5,760
	Sevier County Public Building Authority, Local Government Public Improvement,
16,150	Series A-1, Rev., VRDO, LOC: KBC Bank N.V., 0.250%, 03/01/11	16,150
9,725	Series A-2, Rev., VRDO, LOC: KBC Bank N.V., 0.250%, 03/01/11	9,725
10,095	Series A-3, Rev., VRDO, LOC: KBC Bank N.V., 0.250%, 03/01/11	10,095
7,140	Series E-1, Rev., VRDO, LOC: KBC Bank N.V., 0.310%, 03/07/11	7,140
4,735	Series M-1, Rev., VRDO, 0.500%, 03/07/11	4,735

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Tennessee — Continued
4,625	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 03/07/11	4,625

		241,310

	Texas — 9.4%
	Austin Trust Various States,
5,000	Series 2008-1147, GO, VRDO, LIQ: Bank of America N.A., 0.330%, 03/07/11	5,000
5,605	Series 2008-3023X, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.330%, 03/07/11	5,605
9,335	Series 2008-3315, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.330%, 03/07/11 (e)	9,335
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 03/07/11	9,100
1,200	Calhoun County Port Authority, Formosa Plastics Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 03/07/11	1,200
13,200	City of Houston, Series ROCS-RR-II-R-12046, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.310%, 03/07/11	13,200
40,000	City of Houston, First Lien, Series B1, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 03/07/11	40,000
64,665	City of Houston, MERLOTS, Series B17, Rev., VRDO, NATL-RE, 0.260%, 03/07/11 (e)	64,665
	City of San Antonio, Electric & Gas,
24,200	Series SG-104, Rev., VRDO, LIQ: Societe Generale, 0.260%, 03/07/11 (p)	24,200
4,195	Series SG-105, LOC: Societe Generale, 0.260%, 03/07/11 (p)	4,195
11,000	City of San Antonio, Electric & Gas Systems, Junior Lien, Rev., VRDO, 0.270%, 03/07/11	11,000
6,435	City of San Antonio, Water Revenue, Series SG-159, Rev., VRDO, AGM, 0.260%, 03/07/11	6,435
48,500	County of Harris, Toll Road, Senior Lien, Series A-2, Rev., VAR, 2.000%, 08/15/11	48,865
19,040	Crawford Educational Facilities Corp., Southwestern University Project, Series B, Rev., VRDO, 0.240%, 03/07/11	19,040
6,800	Dallas Performing Arts Cultural Facilities Corp., Dallas Center Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 03/01/11	6,800

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — Continued
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.250%, 03/07/11	5,000
	Deutsche Bank Spears/Lifers Trust Various States,
24,965	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.280%, 03/07/11	24,965
9,700	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.260%, 03/07/11	9,700
13,490	Series DB-638, Rev., VRDO, LIQ: Deutsche Bank AG, 0.280%, 03/07/11	13,490
10,770	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	10,770
15,845	Eclipse Funding Trust, Solar Eclipse, Houston, Series 2007-0033, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	15,845
5,600	Eclipse Funding Trust, Solar Eclipse, North East Independent School District, Series 2006-0058, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	5,600
19,210	Eclipse Funding Trust, Solar Eclipse, Texas, Series 2006-0088, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.240%, 03/07/11	19,210
10,085	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	10,085
25,019	Garland Health Facilities Development Corp., Chambrel Club Hill, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	25,019
12,500	Gulf Coast Waste Disposal Authority, Amoco Oil, Rev., VRDO, 0.190%, 03/01/11	12,500
	Gulf Coast Waste Disposal Authority, Exxon Mobil Project,
4,100	Rev., VRDO, 0.180%, 03/01/11	4,100
35,000	Harris County Cultural Education Facilities Finance Corp., Hermann Memorial Hospital, Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 0.250%, 03/07/11	35,000
50,600	Harris County Flood Control District, Series ROCS-RR-II-R-10396, GO, VRDO, 0.260%, 03/07/11 (e)	50,600
20,000	Harris County Industrial Development Corp., Hfotco LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 03/07/11	20,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Texas — Continued
30,000	Harris County, EAGLE, Series 2007-0078, Class A, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.270%, 03/07/11	30,000
41,100	Houston Higher Education Finance Corp., Rice University Project, Series A, Rev., VRDO, 0.170%, 03/01/11	41,100
7,435	Judson Independent School District, Series ROCS-RR-II-R-11521, GO, VRDO, AGC, LIQ: Citibank N.A., 0.280%, 03/07/11	7,435
19,185	Lamar Consolidated Independent School District, Schoolhouse, GO, VRDO, PSF-GTD, 0.260%, 03/07/11	19,185
	Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project,
5,575	Series A, Rev., VRDO, 0.160%, 03/01/11	5,575
100	Series A-2, Rev., VRDO, 0.160%, 03/01/11	100
4,600	Subseries B-2, Rev., VRDO, 0.170%, 03/01/11	4,600
24,465	Mansfield Independent School District, MERLOTS, Series B11, GO, VRDO, PSF-GTD, 0.260%, 03/07/11	24,465
	North Texas Health Facility Development Corp., Baylor Health Care System Project,
53,000	0.300%, 03/07/11	53,000
55,735	Series C, Rev., VRDO, AGM, 0.250%, 03/07/11	55,735
10,000	North Texas Higher Education Authority, Series A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.280%, 03/07/11	10,000
36,280	North Texas Tollway Authority, Series 2903, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.260%, 03/07/11	36,280
16,125	Pasadena Independent School District, Series A, GO, VRDO, PSF-GTD, 0.270%, 03/07/11	16,125
600	Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.280%, 03/07/11	600
	Puttable Floating Option Tax-Exempt Receipts,
15,335	Series MT-635, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.380%, 03/07/11 (e)	15,335
25,090	Series MT-641, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.380%, 03/07/11 (e)	25,090
13,330	Series PT-4651, GO, VRDO, LIQ: Merrill Lynch Capital Services, 0.330%, 03/07/11 (e)	13,330
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-14, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.260%, 03/07/11 (e)	20,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — Continued
9,300	Southeast Texas Housing Finance Corp.,Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	9,300
998,170	State of Texas, Rev., TRAN, 2.000%, 08/31/11	1,006,347
23,000	State of Texas, College Student Loan, GO, VRDO, 0.290%, 03/07/11	23,000
37,600	State of Texas, EAGLE, Series 2006-0126, Class A, GO, VRDO, LIQ: Citibank N.A., 0.260%, 03/07/11	37,600
	State of Texas, Veterans Housing Assistance Fund,
6,500	Series A-1, GO, VRDO, LIQ: Texas State Treasurer, 0.250%, 03/07/11	6,500
6,665	Series II-A, GO, VRDO, 0.280%, 03/07/11	6,665
16,745	Series II-B, GO, VRDO, 0.290%, 03/07/11	16,745
15,145	State of Texas, Veterans Land, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.250%, 03/07/11	15,145
9,875	Tarrant County Cultural Education Facilities Finance Corp., Series 1760, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.270%, 03/07/11	9,875
23,335	Tarrant County Health Facilities Development Corp., Cook Children’s Medical Center, Series C, Rev., VRDO, 0.220%, 03/07/11	23,335
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 03/07/11	8,700
14,040	Texas Department of Housing & Community Affairs, Multi-Family Housing, Lancaster Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 03/07/11	14,040
9,650	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Pond Apartments, Senior, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.290%, 03/07/11	9,650
1,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 03/07/11	1,000
9,705	Waco Health Facilities Development Corp., Series 2919, Rev., VRDO, NATL-RE, FHA, LIQ: Morgan Stanley Bank, 0.270%, 03/07/11	9,705

		2,106,086

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Utah — 1.2%
3,978	Austin Trust Various States, Series 2008-3300, Rev., VRDO, LIQ: Bank of America N.A., 0.400%, 03/07/11	3,978
	Central Utah Water Conservancy District,
49,405	Series A, Rev., VRDO, 0.310%, 03/07/11	49,405
13,400	Series B, GO, VRDO, 0.310%, 03/07/11	13,400
31,285	Central Utah Water Conservancy District, Limited Tax, Series B, GO, VRDO, LIQ: Helaba, 0.310%, 03/07/11	31,285
25,000	Emery County, Pacific Corp., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 03/07/11	25,000
10,080	Park City, U.S. Ski & Snowboard Association, Series U, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 03/07/11	10,080
10,355	Salt Lake City, Valley Mental Health Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 03/07/11	10,355
	Utah Housing Corp., Single Family Mortgage,
13,700	Series A, Class I, Rev., VRDO, 0.260%, 03/07/11	13,700
5,220	Series A, Class I, Rev., VRDO, 0.280%, 03/07/11	5,220
16,000	Series B, Class I, Rev., VRDO, 0.260%, 03/07/11	16,000
6,805	Series E-1, Class I, Rev., VRDO, 0.280%, 03/07/11	6,805
11,800	Series I, Rev., VRDO, 0.270%, 03/07/11	11,800
	Utah Housing Finance Agency, Single Family Mortgage,
3,300	Series C-1, Class I, Rev., VRDO, 0.280%, 03/07/11	3,300
7,420	Series D-1, Rev., VRDO, AMT, 0.280%, 03/07/11	7,420
7,560	Series E-1, Rev., VRDO, AMT, 0.280%, 03/07/11	7,560
6,590	Series F-2, Class I, Rev., VRDO, 0.300%, 03/07/11	6,590
7,350	Utah Transit Authority, Subseries A, Rev., VRDO, LOC: BNP Paribas, 0.200%, 03/01/11	7,350
13,500	Utah Transit Authority, Sales Tax Revenue, Series 3006, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.260%, 03/07/11 (e)	13,500
12,500	Washington County-St. George Interlocal Agency, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 03/07/11	12,500
6,000	Weber County, IHC Health Care Services, Series A, Rev., VRDO, 0.210%, 03/01/11	6,000

		261,248

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Vermont — 0.2%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.270%, 03/07/11	15,475
28,945	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.210%, 03/07/11	28,945

		44,420

	Virginia — 1.2%
6,900	Albermarle County EDA, Health Services Foundation, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 03/01/11	6,900
5,635	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.490%, 03/07/11	5,635
32,225	Clarke County IDA, Winchester Medical Center Inc., Rev., VRDO, AGM, 0.320%, 03/07/11	32,225
4,400	Fairfax County EDA, Public Broadcasting Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 03/07/11	4,400
24,255	Fairfax County EDA, The Lorton Arts Foundation Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 03/07/11	24,255
12,000	Harrisonburg Redevelopment & Housing Authority, Multi-family Housing, Series MT-323, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.290%, 03/07/11	12,000
20,220	James City County EDA, United Methodist Homes, Series C, Rev., VRDO, LOC: Lasalle Bank N.A., 0.290%, 03/07/11	20,220
9,500	James City County IDA, Housing Chambrel Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	9,500
16,030	Lexington IDA, MERLOTS, Series E01, Rev., VRDO, 0.260%, 03/07/11	16,030
	Loudoun County IDA, Howard Hughes Medical Center,
22,000	Series B, Rev., VRDO, 0.240%, 03/07/11	22,000
11,465	Series C, Rev., VRDO, 0.240%, 03/07/11	11,465
3,930	Virginia College Building Authority, 21st Century College, Series C, Rev., VRDO, 0.210%, 03/01/11	3,930
800	Virginia College Building Authority, Shenandoah University Project, Rev., VRDO, LOC: Branch Banking & Trust, 0.210%, 03/01/11	800

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Virginia — Continued
	Virginia College Building Authority, University of Richmond Project,
27,245	Rev., VRDO, 0.210%, 03/01/11	27,245
35,800	Rev., VRDO, 0.260%, 03/07/11	35,800
20,525	Virginia Commonwealth University, Series B, Rev., VRDO, AMBAC, LOC: Wachovia Bank N.A., 0.220%, 03/01/11	20,525
13,680	Virginia Small Business Financing Authority, Virginia State University Real Estate, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 03/01/11	13,680

		266,610

	Washington — 2.6%
4,000	City of Seattle, Municipal Securities Trust Receipts, Series SGA-142, GO, VRDO, LIQ: Societe Generale, 0.280%, 03/07/11	4,000
31,750	County of King, Series A, GO, VRDO, 0.270%, 03/07/11	31,750
8,915	Eagle Tax-Exempt Trust, Series 2009-0049, Class A, Rev., VRDO, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.260%, 03/07/11 (e)	8,915
35,950	Eclipse Funding Trust, Solar Eclipse, Port Seattle, Series 2006-0063, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11 (e)	35,950
10,695	Eclipse Funding Trust, Solar Eclipse, Washington, Series 2006-0009, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	10,695
5,305	Port of Seattle, Series PT-3475, Rev., VRDO, AGM, LIQ: Dexia Credit Local, 0.470%, 03/07/11	5,305
79,600	Port of Tacoma, Sub Lien, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 03/01/11	79,600
760	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.280%, 03/07/11	760
9,000	Snohomish County Public Hospital District No. 2, Stevens Healthcare, GO, VRDO, LOC: Bank of America N.A., 0.470%, 03/07/11	9,000
26,100	State of Washington, Series VR-96A, GO, VRDO, 0.210%, 03/07/11	26,100
	State of Washington, MERLOTS,
21,485	Series B-22, GO, VRDO, AGM, 0.260%, 03/07/11	21,485
28,930	Series B-22, GO, VRDO, FGIC, MBIA, 0.260%, 03/07/11	28,930

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Washington — Continued
33,050	Series B-23, GO, VRDO, NATL-RE, 0.260%, 03/07/11	33,050
4,900	Washington Economic Development Finance Authority, Novelty Hill Properties LLC, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.410%, 03/07/11	4,900
	Washington Health Care Facilities Authority, Multicare Health System,
35,605	Series C, Rev., VRDO, AGM, 0.270%, 03/07/11	35,605
53,230	Series D, Rev., VRDO, AGM, 0.210%, 03/01/11	53,230
6,770	Washington Health Care Facilities Authority, Southwest Washington Medical Center, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 03/07/11	6,770
28,000	Washington Health Care Facilities Authority, Swedish Health Services, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.230%, 03/07/11	28,000
11,000	Washington State Housing Finance Commission, Series PA-1430-R, Rev., VRDO, GNMA/FNMA/FHLMC, 0.400%, 03/07/11	11,000
4,500	Washington State Housing Finance Commission, Bush School Project, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 03/07/11	4,500
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 03/07/11	2,545
280	Washington State Housing Finance Commission, Multi-Family Housing, JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.200%, 03/01/11	280
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 03/07/11	13,600
29,240	Washington State Housing Finance Commission, Multi-Family Housing, Merrill Gardens, Kirkland, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 03/07/11	29,240
25,180	Washington State Housing Finance Commission, Multi-Family Housing, Queen Anne Project, Series A, Rev., VRDO, LIQ: FNMA, 0.260%, 03/07/11	25,180

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Washington — Continued
10,600	Washington State Housing Finance Commission, Seattle County Day School, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 03/07/11	10,600
13,430	Washington State Housing Finance Commission, Single Family Housing, Single Family Program, Series 1A, Rev., VRDO, GNMA/FNMA/FHLMC, 0.300%, 03/07/11	13,430
4,690	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.500%, 03/07/11	4,690
15,410	Washington State Housing Finance Commission, St. Thomas School Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 03/07/11	15,410
14,005	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 03/01/11	14,005
20,475	Wells Fargo Stage Trust, Series 35-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.260%, 03/07/11 (e)	20,475

		589,000

	West Virginia — 0.4%
15,430	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2006-0050, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	15,430
19,315	Eclipse Funding Trust, Solar Eclipse, West Virginia, Series 2006-0132, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	19,315
47,100	West Virginia State Parkways Economic Development & Tourism Authority, Rev., VRDO, 0.310%, 03/07/11	47,100

		81,845

	Wisconsin — 2.9%
32,500	City of Milwaukee, GO, RAN, 2.000%, 06/27/11	32,673
64,000	Madison Metropolitan School District, Rev., TRAN, 1.500%, 09/02/11	64,355
91,200	Puttable Floating Option Tax-Exempt Receipts, Series MT-628, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.430%, 03/07/11 (e)	91,200
28,300	Racine Unified School District, GO, TRAN, 2.000%, 07/18/11	28,464

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wisconsin — Continued
171,500	State of Wisconsin, Rev., TAN, 2.000%, 06/15/11	172,248
19,940	Wells Fargo Stage Trust, Series 2009-10C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.270%, 03/07/11 (e)	19,940
	Wisconsin Health & Educational Facilities Authority,
19,260	Series 3114, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.260%, 03/07/11 (e)	19,260
24,715	Series PT-761, Rev., VRDO, NATL-RE, 0.380%, 03/07/11	24,715
15,000	Wisconsin Health & Educational Facilities Authority, Foedtert & Community Health, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.240%, 03/07/11	15,000
25,650	Wisconsin Health & Educational Facilities Authority, Hospital Sister’s Services, Inc., Series B-1, Rev., VRDO, AGM, 0.290%, 03/07/11	25,650
29,240	Wisconsin Health & Educational Facilities Authority, Meriter Hospital, Inc., Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.230%, 03/01/11	29,240
23,900	Wisconsin Health & Educational Facilities Authority, Wheaton Franciscan Services, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.230%, 03/07/11	23,900
	Wisconsin Housing & EDA,
31,825	Series A, Rev., VRDO, 0.300%, 03/07/11	31,825
14,920	Series A, Rev., VRDO, 0.340%, 03/07/11	14,920
67,850	Series D, Rev., VRDO, LOC: FNMA, 0.280%, 03/07/11	67,850
560	Series E, Rev., VRDO, 0.280%, 03/07/11	560

		661,800

	Wyoming — 0.1%
10,600	Platte County, PCR, Series A, Rev., VRDO, LOC: National Rural Utility Financing, 0.350%, 03/01/11	10,600
4,955	Wyoming Community Development Authority, Series PA-1452-R, Rev., VRDO, 0.400%, 03/07/11	4,955
10,000	Wyoming Community Development Authority, Single-Family Mortgage, Series A, Rev., VRDO, 0.250%, 03/07/11	10,000

		25,555

	Total Municipal Bonds (Cost $21,363,199)	21,363,199

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	57

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Commercial Paper — 4.7% (n)
	California — 0.1%
22,500	California Statewide Communities Development Authority, 0.370%, 06/09/11	22,500

	District of Columbia — 0.1%
27,000	District of Columbia, 0.300%, 03/02/11	27,000

	Florida — 0.4%
25,000	Alachua County Health Facilities Authority, 0.290%, 03/07/11	25,000
43,829	City of Cape Coral, 0.300%, 03/07/11	43,829
29,592	Florida Local Government Finance Commission, 0.300%, 03/04/11	29,592

		98,421

	Georgia — 0.2%
51,900	Municipal Electricity Authority, 0.280%, 03/08/11	51,900

	Maryland — 0.6%
21,400	Baltimore County, 0.300%, 04/07/11	21,400
	Maryland Health & Higher Educational Facilities Authority,
44,550	0.280%, 03/02/11	44,550
58,970	0.300%, 04/07/11	58,970

		124,920

	Massachusetts — 0.2%
45,600	Massachusetts Water Resources Authority, 0.310%, 05/02/11	45,600

	Michigan — 0.2%
38,000	University of Michigan, 0.250%, 03/02/11	38,000

	Minnesota — 0.8%
50,000	City of Rochester, 0.280%, 03/17/11 (e)	50,000
30,000	Regents of the University of Minnesota, 0.300%, 03/02/11	30,000
90,600	Rochester, Minnesota Health Care Facilities, 0.280%, 03/04/11	90,600

		170,600

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Nevada — 0.5%
112,400	Las Vegas Valley Water District, 0.300%, 03/02/11	112,400

	Ohio — 0.2%
48,000	Cuyahoga County, 0.270%, 03/07/11	48,000

	Tennessee — 0.5%
	Metropolitan Government Nashville & Davidson County,
49,205	0.340%, 06/01/11	49,205
50,000	0.350%, 04/05/11	50,000

		99,205

	Texas — 0.2%
37,000	City of Garland, 0.300%, 03/07/11	37,000

	Washington — 0.2%
19,785	Port of Seattle, 0.300%, 04/11/11	19,785
28,000	University of Washington, 0.280%, 04/04/11	28,000

		47,785

	Wisconsin — 0.5%
	State of Wisconsin,
50,249	0.270%, 03/07/11	50,249
36,316	0.280%, 03/07/11	36,316
29,275	0.290%, 04/04/11	29,275

		115,840

	Total Municipal Commercial Paper (Cost $1,039,171)	1,039,171

	Total Investments — 100.0% (Cost $22,402,370)*	22,402,370
	Other Assets in Excess of Liabilities — 0.0% (g)	10,374

	NET ASSETS — 100.0%	$22,412,744

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Commercial Paper — 8.7% (n)
	California — 4.6%
35,000	California Statewide Communities Development Authority, 0.370%, 07/08/11	35,000
42,150	San Gabriel Valley Council of Governments, 0.380%, 03/17/11	42,150
	State of California,
16,290	0.300%, 03/04/11	16,290
50,000	0.320%, 03/03/11	50,000
15,000	0.320%, 03/04/11	15,000

		158,440

	Florida — 1.2%
40,000	Hillsborouh Aviation, 0.330%, 04/08/11	40,000

	Indiana — 1.7%
	State of Indiana,
18,000	0.320%, 03/07/11	18,000
40,000	0.350%, 03/08/11	40,000

		58,000

	Massachusetts — 0.8%
	Massachusetts Water Resources Authority,
19,400	0.310%, 03/17/11	19,400
10,000	0.350%, 03/18/11	10,000

		29,400

	Michigan — 0.4%
15,000	Michigan State Housing Development Authority, 0.400%, 05/05/11	15,000

	Total Commercial Paper (Cost $300,840)	300,840

Daily Demand Notes — 13.1%
	Alabama — 1.3%
46,600	Southeast Alabama Gas District, Supply Project, Series A, Rev., VRDO, 0.250%, 03/01/11	46,600

	Delaware — 1.0%
	Delaware State EDA, Clean Power Project,
10,000	Series B, Rev., VRDO, 0.230%, 03/01/11	10,000
25,000	Series C, Rev., VRDO, 0.240%, 03/01/11	25,000

		35,000

	Florida — 3.0%
13,000	Collier County Educational Facilities Authority, Limited Obligation, Ave Maria University, Rev., VRDO, LOC: Comerica Bank, 0.250%, 03/01/11	13,000
12,000	Jacksonville Health Facilities Authority, Series C, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.210%, 03/01/11	12,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — Continued
	Jacksonville Health Facilities Authority, Baptist Medical,
21,900	Rev., VRDO, LOC: Bank of America N.A., 0.270%, 03/01/11	21,900
31,300	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 03/01/11	31,300
25,950	Orange County Health Facilities Authority, Orlando Regional Healthcare, Series A-2, Rev., VRDO, AGM, 0.330%, 03/01/11	25,950

		104,150

	Georgia — 0.4%
13,400	Gainesville & Hall County Hospital Authority, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.210%, 03/01/11	13,400

	Michigan — 0.7%
5,120	Michigan State Hospital Finance Authority, Crittenton Hospital, Series A, Rev., VRDO, LOC: Comerica Bank, 0.250%, 03/01/11	5,120
20,900	Michigan State Housing Development Authority, Rental Housing, Series A, Rev., VRDO, AMT, AGM, 0.320%, 03/01/11	20,900

		26,020

	Missouri — 0.5%
15,975	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series C, Rev., VRDO, 0.250%, 03/01/11	15,975

	New York — 0.4%
13,850	Albany Industrial Development Agency, Civic Facilities, St. Rose, Series A, Rev., VRDO, NATL-RE, LOC: Bank of America N.A., 0.500%, 03/01/11	13,850

	Ohio — 0.4%
5,950	Allen County, Catholic Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 03/01/11	5,950
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
4,550	Series A, Rev., VRDO, 0.220%, 03/01/11	4,550
615	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 03/01/11	615
3,340	Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 03/01/11	3,340
600	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.210%, 03/01/11	600

		15,055

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	59

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Daily Demand Notes — Continued
	Oklahoma — 1.6%
	Oklahoma State Capital Improvement Authority, Higher Education,
15,300	Series D2, Rev., VRDO, 0.270%, 03/01/11	15,300
17,745	Series D3, Rev., VRDO, 0.270%, 03/01/11	17,745
22,725	Series D4, Rev., VRDO, 0.270%, 03/01/11	22,725

		55,770

	South Carolina — 0.8%
14,500	Charleston County, Hospital Facilities, Carealliance Health, Series B-2, Rev., VRDO, AGM, LOC: Wells Fargo Bank N.A., 0.210%, 03/01/11	14,500
14,280	South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.210%, 03/01/11	14,280

		28,780

	Tennessee — 0.9%
29,900	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 03/01/11	29,900

	Texas — 0.2%
8,000	San Gabriel Industrial Development Corp., Airborn, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.250%, 03/01/11	8,000

	Virginia — 1.1%
13,900	Albermarle County EDA, Martha Jefferson Hospital, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.210%, 03/01/11	13,900
5,720	Norfolk Redevelopment & Housing Authority, Old Dominion University Project, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 03/01/11	5,720
16,900	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.210%, 03/01/11	16,900

		36,520

	West Virginia — 0.8%
28,315	West Virginia Hospital Finance Authority, United Health System, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 03/01/11	28,315

	Total Daily Demand Notes (Cost $457,335)	457,335

Municipal Bonds — 13.1%
	Connecticut — 0.6%
20,000	City of Hartford, GO, BAN, 2.500%, 04/14/11	20,048

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	District of Columbia — 0.3%
10,000	District of Columbia, GO, TRAN, 2.000%, 09/30/11	10,094

	Florida — 0.3%
9,965	City of Tampa, Utility Tax & Special Revenue, Tax Allocation, AMBAC, 6.750%, 10/01/11	10,320

	Michigan — 1.2%
40,000	State of Michigan, Series A, GO, 2.000%, 09/30/11	40,365

	New Hampshire — 0.7%
9,980	County of Carroll, GO, TAN, 2.000%, 12/30/11	10,071
14,000	County of Cheshire, GO, TAN, 1.500%, 12/30/11	14,084

		24,155

	New Jersey — 2.7%
22,646	County of Passaic, GO, BAN, 1.500%, 04/12/11	22,669
18,360	Township of Livingston, GO, BAN, 1.500%, 02/02/12	18,503
34,360	Township of Monroe, Middlesex County, GO, BAN, 2.000%, 02/07/12	34,712
17,965	Township of South Orange Village, Series A, GO, BAN, 2.000%, 01/31/12	18,196

		94,080

	New York — 4.4%
11,690	Addison Central School District, GO, BAN, 1.500%, 06/24/11	11,719
10,890	Byron-Bergen Central School District, GO, BAN, 1.500%, 05/26/11	10,911
17,000	Camden Central School District, GO, BAN, 2.000%, 07/22/11	17,064
14,800	City of Schenectady, GO, BAN, 1.500%, 05/20/11	14,824
13,416	Depew Union Free School District, GO, BAN, 1.000%, 06/02/11	13,430
15,085	Greene Central School District, GO, BAN, 1.750%, 06/30/11	15,105
16,862	Moravia Central School District, GO, BAN, 2.000%, 06/24/11	16,902
21,306	Schenectady City School District, GO, BAN, 2.000%, 07/08/11	21,370
13,600	Town of Oyster Bay, GO, BAN, 1.000%, 11/18/11	13,650
19,000	Waverly Central School District, Series A, GO, BAN, 2.000%, 07/15/11	19,064

		154,039

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Ohio — 0.5%
16,000	City of Marysville, Waste Water Treatment, GO, 1.250%, 06/01/11	16,020

	Pennsylvania — 0.3%
10,750	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 111, Rev., 0.450%, 09/22/11	10,750

	Texas — 1.3%
46,900	State of Texas, Rev.,TRAN, 2.000%, 08/31/11	47,289

	Wisconsin — 0.8%
15,000	Green Bay Area Public School District, Rev.,TRAN, 1.000%, 06/27/11	15,028
12,000	Pewaukee School District, Rev., BAN, 1.250%, 12/01/11	12,033

		27,061

	Total Municipal Bonds (Cost $454,221)	454,221

Quarterly Demand Note — 0.3%
	Pennsylvania — 0.3%
10,000	Hamburg Area School District, GO, VAR, 1.530%, 05/01/11 (Cost $10,016)	10,016

Weekly Demand Notes — 64.7%
	Alabama — 1.0%
35,000	Lower Alabama Gas District, Series A, Rev., VRDO, LIQ: Societe Generale, 0.300%, 03/07/11	35,000

	California — 2.8%
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.280%, 03/07/11	15,000
20,000	Nuveen Insured California Premium Income Municipal Fund, Inc., 0.510%, 03/07/11 (e)	20,000
26,000	Nuveen California Select Quality Municipal Fund, Inc., VRDO, LIQ: Citibank N.A., 0.510%, 03/07/11 (e)	26,000
21,850	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.330%, 03/07/11	21,850
15,930	Wells Fargo Stage Trust, Floater Certificates, Series 15-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.320%, 03/07/11 (e)	15,930

		98,780

	Colorado — 4.9%
	Colorado Housing & Finance Authority, Single Family Mortgage,
23,000	Series A-3, Class 1, Rev., VRDO, AMT, 0.300%, 03/07/11	23,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Colorado — Continued
21,300	Series B-2, Class I, Rev., VRDO, AMT, 0.320%, 03/07/11	21,300
50,000	Series B-3, Class II, Rev., VRDO, AMT, 0.290%, 03/07/11	50,000
30,000	Series C-2, Class I, Rev., VRDO, AMT, 0.330%, 03/07/11	30,000
	Denver City & County, Airport,
7,800	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.280%, 03/07/11	7,800
13,725	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.280%, 03/07/11	13,725
	Deutsche Bank Spears/Lifers Trust Various States,
4,015	Series DBE-510, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.280%, 03/07/11	4,015
21,220	Series DBE-647, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.280%, 03/07/11	21,220

		171,060

	Connecticut — 0.6%
22,010	State of Connecticut, Series B, GO, VRDO, 0.300%, 03/07/11	22,010

	Florida — 4.1%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.320%, 03/07/11	17,800
15,885	Florida Housing Finance Corp., Boynton Bay Apartments, Multi-Family Housing, Rev., VRDO, LOC: Citibank N.A., 0.300%, 03/07/11	15,885
7,005	Manatee County Housing Finance Authority, Centre Court Apartments Project, Series A, Rev., VRDO, LOC: Suntrust Bank, 0.280%, 03/07/11	7,005
4,675	Miami-Dade County IDA, Lawson Industries, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.460%, 03/07/11	4,675
4,355	Palm Beach County Housing Development Corp., Multi-Family Housing, Caribbean Villas, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 03/07/11	4,355
33,450	Pinellas County Health Facilities Authority, Health System Baycare, Series B-2, Rev., VRDO, AGM, 0.310%, 03/07/11	33,450
11,270	Sumter County IDA, American Cement Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.360%, 03/07/11	11,270

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	61

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Florida — Continued
48,935	Sunshine State Governmental Financing Commission, Goldman Convertible, Rev., VRDO, LOC: Dexia Credit Local, 0.320%, 03/07/11	48,935

		143,375

	Georgia — 1.3%
18,695	Eclipse Funding Trust, Solar Eclipse, Atlanta, Series 2006-0024, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	18,695
20,000	Fulton County Development Authority, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.250%, 03/07/11	20,000
8,045	Lehman Municipal Trust Receipts, Various States, Gwinnett County Housing, Series 06-K72, Rev., VRDO, FNMA, LIQ: Citibank N.A., 0.320%, 03/07/11	8,045

		46,740

	Idaho — 0.8%
	Idaho Housing & Finance Association, Single Family Mortgage,
10,285	Series D, Class I, Rev., VRDO, LOC: FNMA, 0.280%, 03/07/11	10,285
10,840	Series E, Class I, Rev., VRDO, LOC: FNMA, 0.280%, 03/07/11	10,840
8,345	Series F, Rev., VRDO, LOC: FNMA, 0.280%, 03/07/11	8,345

		29,470

	Illinois — 3.1%
2,400	Chicago O’Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 0.270%, 03/07/11	2,400
2,121	Chicago O’Hare International Airport, Second Lien, Series B, Rev., VRDO, LOC: Societe Generale, 0.260%, 03/07/11	2,121
20,535	City of Chicago, Series ROCS-RR-II-R-11270, GO, VRDO, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.310%, 03/07/11	20,535
10,000	Illinois Finance Authority, 700 Hickory Hills Drive LLC, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 03/07/11	10,000
9,900	Illinois Finance Authority, Education Facilities, Series ROCS-RR-II-R-12258, Rev., VRDO, 0.260%, 03/07/11 (e)	9,900
6,930	Illinois Housing Development Authority, Pheasant Ridge Hunter Apartments, Rev., VRDO, LOC: Lasalle Bank N.A., 0.460%, 03/07/11	6,930

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — Continued
10,000	Illinois State Toll Highway Authority, Series B, Rev., VRDO, AGM, 0.300%, 03/07/11	10,000
17,500	Metropolitan Pier & Exposition Authority, Series SG-165, Rev., VRDO, LIQ: Societe Generale, 0.310%, 03/07/11	17,500
14,295	State of Illinois, Series ROCS-RR-II-R-12249, GO, VRDO, AGM, 0.360%, 03/07/11 (e)	14,295
4,800	Village of Carol Stream, Multi-Family Housing, St. Charles Square, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 03/07/11	4,800
1,130	Will & Kankakee Counties Regional Development Authority, JRS Realty Association LLC Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.340%, 03/07/11	1,130
7,300	Will County, BASF Corp. Project, Rev., VRDO, 0.410%, 03/07/11	7,300

		106,911

	Indiana — 0.4%
9,365	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-584, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.260%, 03/07/11	9,365
4,100	Indiana Finance Authority, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC: Lasalle Bank N.A., 0.490%, 03/07/11	4,100

		13,465

	Iowa — 0.3%
11,700	Iowa Finance Authority, Single Family Mortgage, Series C, Rev., VRDO, AMT, GNMA/FNMA, 0.270%, 03/07/11	11,700

	Kansas — 0.4%
15,000	City of Wichita, FlightSafety International, Inc., Rev., VRDO, 0.250%, 03/07/11	15,000

	Louisiana — 0.1%
4,600	Ascension Parish, BASF Corp. Project, Rev., VRDO, 0.410%, 03/01/11	4,600

	Maine — 1.2%
	Maine State Housing Authority,
10,000	Series D, Rev., VRDO, AMT, 0.300%, 03/07/11	10,000
15,000	Series E-1, Rev., VRDO, 0.320%, 03/07/11	15,000
17,700	Series G, Rev., VRDO, AMT, 0.300%, 03/07/11	17,700

		42,700

	Maryland — 1.0%
5,290	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.400%, 03/07/11	5,290

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Maryland — Continued
12,150	Maryland Community Development Administration, Residential, Series F, Rev., VRDO, AMT, 0.280%, 03/07/11	12,150
15,850	Wells Fargo Stage Trust, Multi-Family Housing, Series 32-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.330%, 03/07/11 (e)	15,850

		33,290

	Massachusetts — 1.3%
16,050	Massachusetts Bay Transportation Authority, Series A, Rev., VRDO, 0.350%, 09/26/11 (i)	16,050
27,540	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.290%, 03/07/11 (e)	27,540

		43,590

	Michigan — 8.1%
4,100	Austin Trust, Various States, Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.360%, 03/07/11	4,100
12,000	City of Detroit, Series PT-3756, Rev., VRDO, AGM, LIQ: Dexia Credit Local, 0.400%, 03/07/11	12,000
	Detroit City School District,
11,975	Series PT-3556, GO, VRDO, FGIC, Q-SBLF, LIQ: Dexia Credit Local, 0.400%, 03/07/11	11,975
16,500	Series ROCS-RR-II-R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.300%, 03/07/11 (e)	16,500
100	Series ROCS-RR-II-R-12251, GO, VRDO, BHAC-CR, AGM-CR, FGIC, Q-SBLF, 0.270%, 03/07/11 (e)	100
6,525	Holt Public Schools, GO, VRDO, Q-SBLF, 0.300%, 03/07/11	6,525
4,980	Michigan State Hospital Finance Authority, Series 1308, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.270%, 03/07/11	4,980
	Michigan State Hospital Finance Authority, Ascension Health Senior Credit,
21,200	Rev., VRDO, 0.350%, 09/26/11 (i)	21,200
	Michigan State Housing Development Authority,
23,690	Series C, Rev., VRDO, 0.270%, 03/07/11	23,690
3,750	Series D, Rev., VRDO, LOC: FNMA, 0.270%, 03/07/11	3,750
10,280	Series D, Rev., VRDO, AMT, 0.370%, 03/07/11	10,280
58,285	Series E, Rev., VRDO, AMT, 0.310%, 03/07/11	58,285
28,960	Michigan State Housing Development Authority, Multi-Family Housing, Series C, Rev., VRDO, AMT, 0.320%, 03/07/11	28,960

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — Continued
3,760	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	3,760
11,915	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, 0.310%, 03/07/11	11,915
4,625	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.300%, 03/07/11	4,625
5,000	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.410%, 03/07/11	5,000
10,880	Puttable Floating Option Tax-Exempt Receipts, Series MT-617, Rev., VRDO, AGM, LIQ: Merrill Lynch International Bank Ltd., 0.560%, 03/07/11	10,880
	RBC Municipal Products, Inc. Trust, Floater Certificates,
23,280	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.300%, 03/07/11	23,280
18,750	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.300%, 03/07/11	18,750
1,245	State of Michigan, Series PT-3760, GO, VRDO, LIQ: Dexia Credit Local, 0.400%, 03/07/11	1,245

		281,800

	Minnesota — 0.8%
6,605	Minnesota Housing Finance Agency, MERLOTS, Series C-44, Rev., VRDO, 0.330%, 03/07/11	6,605
	Minnesota Housing Finance Agency, Residential Housing,
15,700	Series B, Rev., VRDO, AMT, 0.270%, 03/07/11	15,700
6,400	Series F, Rev., VRDO, LIQ: FHLB, 0.270%, 03/07/11	6,400

		28,705

	Missouri — 0.1%
4,655	Lehman Municipal Trust Receipts, Various States, St. Louis, Series 06-K50, Rev., VRDO, GNMA COLL, FHA, LIQ: Citibank N.A., 0.320%, 03/07/11	4,655

	Montana — 0.4%
13,640	Montana Board of Housing, MERLOTS, Series C-41, Rev., VRDO, 0.330%, 03/07/11	13,640

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	63

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Nevada — 0.2%
6,700	Director of the State of Nevada Department of Business & Industry, Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.350%, 03/07/11	6,700

	New Jersey — 0.6%
6,955	New Jersey EDA, Accurate Box Co., Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.370%, 03/07/11	6,955
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., VRDO, LIQ: Citibank N.A., 0.510%, 03/07/11 (e)	14,600

		21,555

	New Mexico — 0.6%
	New Mexico Educational Assistance Foundation, Educational Loans,
10,000	Series A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.290%, 03/07/11	10,000
9,050	Series A-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.290%, 03/07/11	9,050

		19,050

	New York — 2.1%
35,000	Nassau County IDA, Series 75G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, LOC: Goldman Sachs & Co., 0.280%, 03/07/11	35,000
2,865	New York City Housing Development Corp., Multi-Family Housing, Urban Horizons II, Series A, Rev., VRDO, LOC: Citibank N.A., 0.270%, 03/07/11	2,865
20,000	New York State Housing Finance Agency, Multi-Family Housing, 505 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.340%, 03/07/11	20,000
16,020	Puttable Floating Option Tax-Exempt Receipts, Series MT-672, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.450%, 03/07/11 (e)	16,020

		73,885

	North Carolina — 0.6%
13,720	City of Raleigh, Rev., VRDO, 0.360%, 09/26/11 (i)	13,720
8,030	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply & Box Manufacturing Co., Rev., VRDO, LOC: Bank of America N.A., 0.490%, 03/07/11	8,030

		21,750

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Dakota — 1.1%
	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage,
27,210	Series A, Rev., VRDO, 0.280%, 03/07/11	27,210
9,400	Series B, Rev., VRDO, AMT, 0.280%, 03/07/11	9,400

		36,610

	Ohio — 3.0%
2,215	Austin Trust, Various States, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.360%, 03/07/11	2,215
2,600	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.350%, 03/07/11	2,600
800	Columbus Regional Airport Authority, Capital Funding, OASBO Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.260%, 03/07/11	800
33,975	County of Cuyahoga, Series MT-263, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.450%, 03/07/11	33,975
2,215	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	2,215
11,465	Mahoning County, Youngstown State University Project, Rev., VRDO, LOC: National City Bank, 0.280%, 03/07/11	11,465
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
11,800	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.270%, 03/07/11	11,800
1,050	Series C, Rev., VRDO, AMT, GNMA COLL, 0.260%, 03/07/11	1,050
1,955	Series E, Rev., VRDO, AMT, 0.270%, 03/07/11	1,955
15,150	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.260%, 03/07/11	15,150
19,500	Puttable Floating Option Tax-Exempt Receipts, Series MT-667, Rev., VRDO, LIQ: Bank of America N.A., 0.490%, 03/07/11 (e)	19,500

		102,725

	Oregon — 1.8%
14,000	Oregon State Department of Administrative Services, Series ROCS-RR-II-R-11742, COP, VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.270%, 03/07/11 (e)	14,000
23,600	Oregon State Housing & Community Services Department, Series I, Rev., VRDO, AMT, 0.370%, 03/07/11	23,600

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Oregon — Continued
25,440	Puttable Floating Option Tax-Exempt Receipts, Series MT-664, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.400%, 03/07/11 (e)	25,440

		63,040

	Other Territories — 6.8%
15,880	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.330%, 03/07/11	15,880
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
9,570	Series M015, Class A, Rev., VRDO, FHLMC, 0.310%, 03/07/11	9,570
50,899	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 03/07/11	50,899
18,300	Series M023, Class A, Rev., VRDO, FHLMC, 0.310%, 03/07/11	18,300
15,000	Nuveen New York Quality Income Municipal Fund, Inc., 0.510%, 03/07/11	15,000
	Nuveen Municipal Market Opportunity Fund, Inc.,
20,000	0.510%, 03/07/11	20,000
20,000	VRDO, LIQ: Deutsche Bank AG, 0.460%, 03/07/11 (e)	20,000
40,870	Puttable Floating Option Tax-Exempt Receipts, Series PPT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.360%, 03/07/11	40,870
26,805	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.410%, 03/07/11	26,805
15,860	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.330%, 03/07/11	15,860

		233,184

	Pennsylvania — 1.3%
14,120	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers and Traders, 0.310%, 03/07/11 (m)	14,120
7,500	Delaware Valley Regional Financial Authority, Series 2996, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.270%, 03/07/11 (e)	7,500
10,000	Delaware Valley Regional Financial Authority, Municipal Securities Trust Receipts, Series 15, Class A, Rev., VRDO, LIQ: Societe Generale, 0.260%, 03/07/11	10,000
14,000	Nuveen Pennsylvania Premium Income Municipal Fund 2, VRDO, LIQ: Citibank N.A., 0.510%, 03/07/11 (e)	14,000

		45,620

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	South Carolina — 0.2%
5,700	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 03/07/11	5,700

	Tennessee — 0.3%
9,000	Jackson Industrial Development Board, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.310%, 03/07/11	9,000

	Texas — 4.1%
21,130	Hutto Independent School District, Series 2999, GO, VRDO, PSF-GTD, LIQ: Morgan Stanley Bank, 0.260%, 03/07/11 (e)	21,130
18,000	North Texas Tollway Authority, Series ROCS-RR-II-R-11845, Rev., VRDO, BHAC-CR, LIQ: Citibank N.A., 0.270%, 03/07/11 (e)	18,000
5,200	Port Freeport, Multi-Mode, BASF Corp., Rev., VRDO, 0.410%, 03/07/11	5,200
11,470	Puttable Floating Option Tax-Exempt Receipts, Series PT-4591, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.360%, 03/07/11	11,470
	State of Texas, Veterans Housing Assistance Fund,
11,145	Series A, GO, VRDO, 0.280%, 03/07/11	11,145
9,840	Series B, GO, VRDO, 0.280%, 03/07/11	9,840
10,800	Series D, GO, VRDO, LOC: Sumitomo Trust & Banking Co., 0.290%, 03/07/11	10,800
20,000	Tarrant County Cultural Education Facilities Finance Corp., Series 2834, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.260%, 03/07/11	20,000
14,595	Texas Department of Housing & Community Affairs, Multi-Family Housing, Harris Branch Apartments, Rev., VRDO, LOC: FNMA, 0.370%, 03/07/11	14,595
14,040	Texas Department of Housing & Community Affairs, Multi-Family Housing, Idlewilde Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 03/07/11	14,040
6,270	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 03/07/11	6,270

		142,490

	Utah — 2.9%
10,280	North Davis County Sewer District, Series ROCS-RR-II-R-11817, Rev., VRDO, LIQ: Citibank N.A., 0.260%, 03/07/11 (e)	10,280
	Utah Housing Corp., Single Family Mortgage,
6,335	Series A, Rev., VRDO, 0.280%, 03/07/11	6,335
9,175	Series A-2, Rev., VRDO, 0.280%, 03/07/11	9,175

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	65

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Utah — Continued
15,090	Series C, Class I, Rev., VRDO, 0.280%, 03/07/11	15,090
4,935	Series C-1, Rev., VRDO, 0.280%, 03/07/11	4,935
12,210	Series D-1, Class I, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.280%, 03/07/11	12,210
11,420	Series E, Class I, Rev., VRDO, 0.280%, 03/07/11	11,420
11,270	Series F, Rev., VRDO, 0.280%, 03/07/11	11,270
20,900	Utah Water Finance Agency, Series B-3, Rev., VRDO, 0.310%, 03/07/11	20,900

		101,615

	Virginia — 1.3%
12,000	Fairfax County IDA, Inova Health System Project, Rev., VRDO, 0.380%, 09/26/11 (i)	12,000
	Norfolk EDA, Sentra Healthcare,
20,155	Rev., VRDO, 0.380%, 09/26/11 (i)	20,155
12,750	Virginia Housing Development Authority, MERLOTS, Series C-42, Rev., VRDO, 0.330%, 03/07/11	12,750

		44,905

	Washington — 0.9%
7,200	Washington Economic Development Finance Authority, Specialty Chemical Products, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 03/07/11	7,200
9,985	Washington State Housing Finance Commission, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.290%, 03/07/11	9,985
14,000	Washington State Housing Finance Commission, Vintage Spokane Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	14,000

		31,185

	West Virginia — 0.2%
5,185	Marshall County IDR, Warren Distribution, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.460%, 03/07/11	5,185

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wisconsin — 3.0%
16,795	Wells Fargo Stage Trust, Series 2009-2C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.330%, 03/07/11 (e)	16,795
	Wisconsin Housing & EDA,
4,435	Series 2995, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 03/07/11 (e)	4,435
9,700	Series A, Rev., VRDO, 0.320%, 03/07/11	9,700
27,575	Series C, Rev., VRDO, 0.310%, 03/07/11	27,575
22,000	Series C, Rev., VRDO, 0.320%, 03/07/11	22,000
5,690	Series C, Rev., VRDO, 0.330%, 03/07/11	5,690
18,520	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.320%, 03/07/11	18,520

		104,715

	Wyoming — 1.0%
	Wyoming Community Development Authority,
14,000	Series 4, Rev., VRDO, AMT, LOC: FNMA, 0.300%, 03/07/11	14,000
10,000	Series 5, Rev., VRDO, AMT, LOC: FNMA, 0.300%, 03/07/11	10,000
12,000	Series 8, Rev., VRDO, AMT, LOC: FNMA, 0.300%, 03/07/11	12,000

		36,000

	Total Weekly Demand Notes (Cost $2,251,405)	2,251,405

	Total Investments — 99.9% (Cost $3,473,817)*	3,473,817
	Other Assets in Excess of Liabilities — 0.1%	4,135

	NET ASSETS — 100.0%	$3,477,952

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

ACES	— Automatically Convertible Securities
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.†
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CCRC	— Congregate Care Retirement Center
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
DN	— Discount Notes
EAGLE	— Earnings of accrual generated on local tax-exempt securities
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
ICC	— Insured Custody Certificates
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Insurance Corp.
MERLOTS	— Municipal Exempt Receipts Liquidity Optional Tender
NATL	— Insured by National Public Finance Guarantee Corp.
OASBO	— Ohio Association of School Business Officials
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund

†	Filed for bankruptcy on 11/8/2010.

RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue

ROCS	— Reset Option Certificates
SCSDE	— South Carolina School District Enhancement
TAN	— Tax Anticipation Note
TCRS	— Transferable Custodial Receipts
TRAN	— Tax & Revenue Anticipation Note
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2011.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 28, 2011.
XLCA	— Insured by XL Capital Assurance
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next demand date or final maturity date.
*	— The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	67

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2011

(Amounts in thousands, except per share amounts)

	Prime Money Market Fund	Liquid Assets Money Market Fund		U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$124,204,549	$8,567,273		$48,875,134	$5,288,149
Repurchase agreements, at value	9,604,236	1,261,930		16,955,030	7,048,827

Total investment securities, at value	133,808,785	9,829,203		65,830,164	12,336,976
Cash	199,385	—		—	—
Receivables:
Interest and dividends	52,274	4,048		22,117	18,403

Total Assets	134,060,444	9,833,251		65,852,281	12,355,379

LIABILITIES:
Payables:
Dividends	4,366	40		147	—
Investment securities purchased	400,005	129,001		349,695	—
Fund shares redeemed	—	—	(a)	—	—
Accrued liabilities:
Investment advisory fees	8,193	583		4,099	772
Admin Fees	6,877	423		2,706	634
Shareholder servicing fees	4,859	551		1,819	144
Distribution fees	344	41		876	1
Custodian and accounting fees	2,124	236		971	253
Trustees’ and Chief Compliance Officer’s fees	354	5		143	5
Printing & Postage fees	—	413		348	110
Other	1,252	332		925	229

Total Liabilities	428,374	131,625		361,729	2,148

Net Assets	$133,632,070	$9,701,626		$65,490,552	$12,353,231

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid in capital	$133,631,359	$9,701,903	$65,491,535	$12,353,626
Accumulated undistributed (distributions in excess of) net investment income	(10)	(277)	(730)	(395)
Accumulated net realized gains (losses)	721	—	(253)	—

Total Net Assets	$133,632,070	$9,701,626	$65,490,552	$12,353,231

Net Assets:
Class B	$4,473	$9,102	$—	$617
Class C	12,361	419,195	—	175,024
Agency	12,815,353	415,248	7,720,013	2,052,542
Capital	76,648,261	2,296,780	34,776,795	—
Cash Management	565,910	—	—	—
Direct	1,183,658	—	377,821	1,197,068
Eagle Class	1,207,045	—	—	—
E*Trade	—	187,244	—	—
Institutional Class	29,886,053	2,183,936	11,591,430	5,796,795
Investor	480,917	491,592	3,266,727	461,529
Morgan	2,936,414	2,964,774	2,381,884	875,074
Premier	5,021,450	231,302	4,769,530	720,085
Reserve	1,781,936	286,293	44,382	1,074,397
Service	1,088,239	216,160	561,970	100

Total	$133,632,070	$9,701,626	$65,490,552	$12,353,231

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class B	4,474	9,103	—	618
Class C	12,361	419,181	—	175,031
Agency	12,815,251	415,256	7,720,005	2,052,481
Capital	76,647,514	2,296,763	34,776,784	—
Cash Management	565,914	—	—	—
Direct	1,183,665	—	377,856	1,197,164
Eagle Class	1,207,055	—	—	—
E*Trade	—	187,251	—	—
Institutional Class	29,886,595	2,183,973	11,591,749	5,796,943
Investor	480,920	491,608	3,267,252	461,574
Morgan	2,936,026	2,964,746	2,381,742	875,122
Premier	5,021,278	231,289	4,769,750	720,176
Reserve	1,781,916	286,396	44,363	1,074,407
Service	1,088,247	216,168	562,005	100

Net asset value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$124,204,549	$8,567,273	$48,875,134	$5,288,149
Cost of repurchase agreements	9,604,236	1,261,930	16,955,030	7,048,827

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	69

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands, except per share amounts)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund		Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$7,443,114		$18,105,390		$22,402,370		$3,473,817
Cash	—		—		30		4
Receivables:
Fund shares sold	7,043		—		—		—
Interest and dividends	4,824		5,373		30,827		5,316

Total Assets	7,454,981		18,110,763		22,433,227		3,479,137

LIABILITIES:
Payables:
Dividends	—		—		570		23
Investment securities purchased	274,901		1,299,787		14,798		—
Fund shares redeemed	2,289		—		—		—
Accrued liabilities:
Investment advisory fees	442		1,042		1,424		214
Admin Fees	208		914		1,212		183
Shareholder servicing fees	218		35		1,733		387
Distribution fees	—	(a)	—	(a)	—	(a)	—	(a)
Custodian and accounting fees	162		354		377		70
Trustees’ and Chief Compliance Officer’s fees	20		80		64		—
Printing & Postage fees	16		35		141		142
Other	103		180		164		166

Total Liabilities	278,359		1,302,427		20,483		1,185

Net Assets	$7,176,622		$16,808,336		$22,412,744		$3,477,952

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
NET ASSETS:
Paid in capital	$7,176,660	$16,808,368	$22,410,725	$3,478,419
Accumulated undistributed (distributions in excess of) net investment income	(37)	(170)	2,019	34
Accumulated net realized gains (losses)	(1)	138	—	(501)

Total Net Assets	$7,176,622	$16,808,336	$22,412,744	$3,477,952

Net Assets:
Agency	$1,070,681	$1,828,609	$791,812	$31,324
Capital	—	5,104,707	—	—
Direct	—	—	100	—
Eagle Class	—	—	1,131,461	—
E*Trade	—	—	—	1,696,495
Institutional Class	5,169,215	6,677,266	10,925,258	942,748
Morgan	260,943	1,391,343	535,623	320,868
Premier	669,328	1,760,070	2,710,731	113,158
Reserve	6,455	46,241	6,317,759	59,602
Service	—	100	—	313,757

Total	$7,176,622	$16,808,336	$22,412,744	$3,477,952

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	1,070,766	1,828,603	792,010	31,345
Capital	—	5,104,689	—	—
Direct	—	—	100	—
Eagle Class	—	—	1,131,644	—
E*Trade	—	—	—	1,696,633
Institutional Class	5,169,527	6,677,244	10,924,151	942,963
Morgan	260,962	1,391,338	535,794	320,871
Premier	669,353	1,760,063	2,710,212	113,181
Reserve	6,457	46,241	6,316,358	59,583
Service	—	100	—	313,833

Net asset value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$7,443,114	$18,105,390	$22,402,370	$3,473,817

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	71

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2011

(Amounts in thousands)

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$441,886	$32,895	$173,629	$31,074
Income from interfund lending (net)	—	4	—	—
Other income	948	302	429	318

Total investment income	442,834	33,201	174,058	31,392

EXPENSES:
Investment advisory fees	109,008	7,744	57,494	11,746
Administration fees	91,716	6,515	48,382	9,884
Distribution fees	15,842	9,325	5,366	4,880
Shareholder servicing fees	132,588	20,129	82,413	24,339
Custodian and accounting fees	4,737	492	1,830	444
Interest expense to affiliates	29	— (a)	32	—
Professional fees	1,815	157	838	160
Trustees’ and Chief Compliance Officer’s fees	1,794	105	743	175
Printing and mailing costs	757	1,051	719	222
Registration and filing fees	547	207	364	147
Transfer agent fees	3,383	523	1,447	382
Other	787	94	736	161

Total expenses	363,003	46,342	200,364	52,540

Less amounts waived	(79,460)	(20,672)	(54,537)	(22,280)
Less earnings credits	(2)	(3)	(11)	(3)

Net expenses	283,541	25,667	145,816	30,257

Net investment income (loss)	159,293	7,534	28,242	1,135

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	720	76	441	126

Change in net assets resulting from operations	$160,013	$7,610	$28,683	$1,261

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund	Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$21,236		$27,519		$71,344	$14,363
Other income	105		220		129	41

Total investment income	21,341		27,739		71,473	14,404

EXPENSES:
Investment advisory fees	7,683		14,011		18,968	3,068
Administration fees	6,463		11,794		15,965	2,581
Distribution fees	272		1,674		17,009	12,128
Shareholder servicing fees	12,056		22,247		44,403	8,980
Custodian and accounting fees	312		455		731	162
Interest expense to affiliates	—	(a)	—	(a)	3	—	(a)
Professional fees	109		253		279	94
Trustees’ and Chief Compliance Officer’s fees	123		279		314	24
Printing and mailing costs	382		88		237	332
Registration and filing fees	131		128		144	69
Transfer agent fees	282		439		488	137
Other	36		51		119	55

Total expenses	27,849		51,419		98,660	27,630

Less amounts waived	(7,804)		(23,900)		(39,372)	(15,637)
Less earnings credits	—	(a)	—	(a)	(1)	—	(a)

Net expenses	20,045		27,519		59,287	11,993

Net investment income (loss)	1,296		220		12,186	2,411

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	189		146		2,021	(502)

Change in net assets resulting from operations	$1,485		$366		$14,207	$1,909

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	73

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$159,293	$514,427	$7,534	$32,499
Net realized gain (loss)	720	450	76	26

Change in net assets resulting from operations	160,013	514,877	7,610	32,525

DISTRIBUTIONS TO SHAREHOLDERS:
Class B
From net investment income	(1)	— (a)	(2)	(1)
From net realized gains	— (a)	—	(1)	—
Class C
From net investment income	(1)	— (a)	(53)	(10)
From net realized gains	— (a)	—	(16)	—
Agency
From net investment income	(7,770)	(33,958)	(258)	(1,126)
From net realized gains	(80)	—	(13)	—
Capital
From net investment income	(113,469)	(326,184)	(3,857)	(16,905)
From net realized gains	(560)	—	(100)	—
Cash Management
From net investment income	(56)	(2)	—	—
From net realized gains	(3)	—	—	—
Direct (b)
From net investment income	(334)	(203)	—	—
From net realized gains	(7)	—	—	—
Eagle Class (c)
From net investment income	(96)	—	—	—
From net realized gains	(9)	—	—	—
E*Trade
From net investment income	—	—	(99)	(23)
From net realized gains	—	—	(8)	—
Institutional Class
From net investment income	(36,951)	(132,155)	(2,692)	(9,190)
From net realized gains	(212)	—	(74)	—
Investor (d)
From net investment income	(60)	(1)	(78)	(870)
From net realized gains	(4)	—	(27)	—
Morgan
From net investment income	(381)	(7,855)	(398)	(3,030)
From net realized gains	(23)	—	(127)	—
Premier
From net investment income	(585)	(12,603)	(40)	(917)
From net realized gains	(30)	—	(14)	—
Reserve
From net investment income	(226)	(1,465)	(43)	(425)
From net realized gains	(13)	—	(13)	—
Service (d)
From net investment income	(119)	(1)	(34)	(2)
From net realized gains	(7)	—	(10)	—

Total distributions to shareholders	(160,997)	(514,427)	(7,957)	(32,499)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(18,924,024)	(13,332,107)	(2,381,723)	(1,417,268)

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
NET ASSETS:
Change in net assets	$(18,925,008)	$(13,331,657)	$(2,382,070)	$(1,417,242)
Beginning of period	152,557,078	165,888,735	12,083,696	13,500,938

End of period	$133,632,070	$152,557,078	$9,701,626	$12,083,696

Accumulated undistributed net investment income	$(10)	$1,245	$(277)	$44

(a)	Amount rounds to less than 1,000.
(b)	Commencement of offering of class of shares effective July 17, 2009 for Prime Money Market Fund.
(c)	Commencement of offering of class of shares effective May 10, 2010 for Prime Money Market Fund.
(d)	Commencement of offering of class of shares effective July 1, 2009 for Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	75

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$28,242	$183,687	$1,135	$13,850
Net realized gain (loss)	441	4,076	126	147

Change in net assets resulting from operations	28,683	187,763	1,261	13,997

DISTRIBUTIONS TO SHAREHOLDERS:
Class B
From net investment income	—	—	— (a)	—
From net realized gains	—	—	— (a)	—
Class C
From net investment income	—	—	— (a)	—
From net realized gains	—	—	(16)	—
Agency
From net investment income	(198)	(15,141)	(4)	(1,051)
From net realized gains	(1,457)	—	(218)	—
Capital
From net investment income	(22,818)	(123,110)	—	—
From net realized gains	(6,624)	—	—	—
Direct (b)
From net investment income	(1)	(6)	(2)	— (a)
From net realized gains	(39)	—	(131)	—
Institutional Class
From net investment income	(5,100)	(43,605)	(831)	(12,770)
From net realized gains	(2,916)	—	(958)	—
Investor (c)
From net investment income	(17)	—	(1)	(3)
From net realized gains	(605)	—	(76)	—
Morgan
From net investment income	(12)	(302)	(2)	— (a)
From net realized gains	(364)	—	(109)	—
Premier
From net investment income	(28)	(1,523)	(2)	(26)
From net realized gains	(884)	—	(92)	—
Reserve
From net investment income	(1)	— (a)	(2)	—
From net realized gains	(9)	—	(131)	—
Service (c)
From net investment income	(3)	—	— (a)	—
From net realized gains	(91)	—	— (a)	—

Total distributions to shareholders	(41,167)	(183,687)	(2,575)	(13,850)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(12,456,940)	(21,860,022)	(2,793,045)	(6,074,546)

NET ASSETS:
Change in net assets	(12,469,424)	(21,855,946)	(2,794,359)	(6,074,399)
Beginning of period	77,959,976	99,815,922	15,147,590	21,221,989

End of period	$65,490,552	$77,959,976	$12,353,231	$15,147,590

Accumulated undistributed net investment income	$(730)	$7,425	$(395)	$720

(a)	Amount rounds to less than 1,000.
(b)	Commencement of offering of class of shares effective July 17, 2009.
(c)	Commencement of offering of class of shares effective July 1, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,296	$26,100	$220	$5,119
Net realized gain (loss)	189	396	146	178

Change in net assets resulting from operations	1,485	26,496	366	5,297

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(13)	(1,560)	(3)	(29)
From net realized gains	(214)	—	(250)	—
Capital
From net investment income	—	—	(10)	(3,310)
From net realized gains	—	—	(967)	—
Institutional Class
From net investment income	(1,273)	(24,203)	(9)	(1,780)
From net realized gains	(1,805)	—	(768)	—
Morgan
From net investment income	(3)	(5)	(2)	—
From net realized gains	(36)	—	(175)	—
Premier
From net investment income	(7)	(332)	(3)	—
From net realized gains	(158)	—	(233)	—
Reserve
From net investment income	— (a)	—	— (a)	—
From net realized gains	(8)	—	(15)	—
Service (b)
From net investment income	—	—	— (a)	—
From net realized gains	—	—	— (a)	—

Total distributions to shareholders	(3,517)	(26,100)	(2,435)	(5,119)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(4,491,612)	(10,124,828)	611,416	(17,008,420)

NET ASSETS:
Change in net assets	(4,493,644)	(10,124,432)	609,347	(17,008,242)
Beginning of period	11,670,266	21,794,698	16,198,989	33,207,231

End of period	$7,176,622	$11,670,266	$16,808,336	$16,198,989

Accumulated undistributed net investment income	$(37)	$1,598	$(170)	$1,955

(a)	Amount rounds to less than 1,000.
(b)	Commencement of offering of class of shares effective July 1, 2009 for 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	77

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,186	$37,159	$2,411	$5,421
Net realized gain (loss)	2,021	2,610	(502)	33

Change in net assets resulting from operations	14,207	39,769	1,909	5,454

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(640)	(2,398)	(109)	(339)
From net realized gains	(116)	—	(1)	—
Direct (a)
From net investment income	— (b)	— (b)	—	—
From net realized gains	— (b)	—	—	—
Eagle Class (c)
From net investment income	(190)	—	—	—
From net realized gains	(73)	—	—	—
E*Trade
From net investment income	—	—	(360)	(177)
From net realized gains	—	—	(18)	—
Institutional Class
From net investment income	(14,613)	(31,365)	(2,257)	(4,127)
From net realized gains	(1,501)	—	(12)	—
Morgan
From net investment income	(112)	(177)	(40)	(486)
From net realized gains	(57)	—	(4)	—
Premier
From net investment income	(628)	(2,815)	(14)	(197)
From net realized gains	(325)	—	(1)	—
Reserve
From net investment income	(1,296)	(386)	(13)	(97)
From net realized gains	(667)	—	(1)	—
Service
From net investment income	—	—	(41)	(1)
From net realized gains	—	—	(4)	—

Total distributions to shareholders	(20,218)	(37,141)	(2,875)	(5,424)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(597,066)	(6,971,787)	(844,372)	1,680,045

NET ASSETS:
Change in net assets	(603,077)	(6,969,159)	(845,338)	1,680,075
Beginning of period	23,015,821	29,984,980	4,323,290	2,643,215

End of period	$22,412,744	$23,015,821	$3,477,952	$4,323,290

Accumulated undistributed net investment income	$2,019	$5,420	$34	$464

(a)	Commencement of offering of class of shares effective July 17, 2009 for Tax Free Money Market Fund.
(b)	Amount rounds to less than 1,000.
(c)	Commencement of offering of class of shares effective May 10, 2010 for Tax Free Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
Class B
Proceeds from shares issued	$1,531	$3,333	$3,505	$8,122
Dividends and distributions reinvested	1	— (a)	2	1
Cost of shares redeemed	(3,991)	(10,110)	(12,117)	(25,192)

Change in net assets from Class B capital transactions	$(2,459)	$(6,777)	$(8,610)	$(17,069)

Class C
Proceeds from shares issued	$18,179	$9,037	$374,134	$211,333
Dividends and distributions reinvested	1	— (a)	68	10
Cost of shares redeemed	(12,542)	(13,371)	(375,542)	(259,517)

Change in net assets from Class C capital transactions	$5,638	$(4,334)	$(1,340)	$(48,174)

Agency
Proceeds from shares issued	$418,124,009	$305,617,923	$3,449,716	$3,074,934
Dividends and distributions reinvested	5,590	23,938	237	832
Cost of shares redeemed	(416,655,301)	(308,892,343)	(3,343,284)	(3,218,653)

Change in net assets from Agency capital transactions	$1,474,298	$(3,250,482)	$106,669	$(142,887)

Capital
Proceeds from shares issued	$677,299,592	$751,539,175	$19,679,225	$34,301,756
Dividends and distributions reinvested	61,294	165,794	3,652	15,267
Cost of shares redeemed	(687,530,848)	(747,348,654)	(21,339,992)	(34,316,572)

Change in net assets from Capital capital transactions	$(10,169,962)	$4,356,315	$(1,657,115)	$451

Cash Management
Proceeds from shares issued	$1,759,654	$1,447,362	$—	$—
Dividends and distributions reinvested	54	2	—	—
Cost of shares redeemed	(1,579,303)	(1,395,934)	—	—

Change in net assets from Cash Management capital transactions	$180,405	$51,430	$—	$—

Direct (b)
Proceeds from shares issued	$2,826,934	$1,793,147	$—	$—
Dividends and distributions reinvested	—	2	—	—
Cost of shares redeemed	(2,652,624)	(783,794)	—	—

Change in net assets from Direct capital transactions	$174,310	$1,009,355	$—	$—

Eagle Class (c)
Proceeds from shares issued	$1,898,945	$—	$—	$—
Dividends and distributions reinvested	103	—	—	—
Cost of shares redeemed	(691,993)	—	—	—

Change in net assets from Eagle Class capital transactions	$1,207,055	$—	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$104,150	$265,776
Dividends and distributions reinvested	—	—	107	23
Cost of shares redeemed	—	—	(96,386)	(88,180)

Change in net assets from E*Trade capital transactions	$—	$—	$7,871	$177,619

Institutional Class
Proceeds from shares issued	$203,208,964	$260,198,617	$14,259,388	$18,118,946
Dividends and distributions reinvested	22,551	56,482	2,529	8,541
Cost of shares redeemed	(212,398,322)	(266,923,284)	(14,516,598)	(17,736,043)

Change in net assets from Institutional Class capital transactions	$(9,166,807)	$(6,668,185)	$(254,681)	$391,444

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	79

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
CAPITAL TRANSACTIONS (continued):
Investor (d)
Proceeds from shares issued	$394,120	$832,523	$2,045,981	$1,444,816
Dividends and distributions reinvested	64	1	52	251
Cost of shares redeemed	(527,230)	(218,558)	(2,126,807)	(1,586,815)

Change in net assets from Investor capital transactions	$(133,046)	$613,966	$(80,774)	$(141,748)

Morgan
Proceeds from shares issued	$256,084,726	$573,626,048	$2,076,739	$2,059,725
Dividends and distributions reinvested	245	3,569	513	2,970
Cost of shares redeemed	(257,040,938)	(577,676,712)	(2,253,650)	(2,488,484)

Change in net assets from Morgan capital transactions	$(955,967)	$(4,047,095)	$(176,398)	$(425,789)

Premier
Proceeds from shares issued	$151,410,376	$361,226,928	$1,151,750	$1,793,654
Dividends and distributions reinvested	257	4,840	31	674
Cost of shares redeemed	(152,241,517)	(366,267,785)	(1,237,871)	(2,137,827)

Change in net assets from Premier capital transactions	$(830,884)	$(5,036,017)	$(86,090)	$(343,499)

Reserve
Proceeds from shares issued	$161,933,209	$277,832,557	$70,806,417	$129,071,927
Dividends and distributions reinvested	146	882	7	51
Cost of shares redeemed	(162,720,918)	(279,191,011)	(70,901,067)	(129,523,883)

Change in net assets from Reserve capital transactions	$(787,563)	$(1,357,572)	$(94,643)	$(451,905)

Service (d)
Proceeds from shares issued	$1,084,192	$1,421,245	$55,207,390	$111,095,138
Dividends and distributions reinvested	125	1	6	— (a)
Cost of shares redeemed	(1,003,359)	(413,957)	(55,344,008)	(111,510,849)

Change in net assets from Service capital transactions	$80,958	$1,007,289	$(136,612)	$(415,711)

Total change in net assets from capital transactions	$(18,924,024)	$(13,332,107)	$(2,381,723)	$(1,417,268)

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
SHARE TRANSACTIONS:
Class B
Issued	1,531	3,333	3,505	8,122
Reinvested	1	— (a)	2	1
Redeemed	(3,991)	(10,110)	(12,117)	(25,192)

Change in Class B Shares	(2,459)	(6,777)	(8,610)	(17,069)

Class C
Issued	18,179	9,037	374,134	211,333
Reinvested	1	— (a)	68	10
Redeemed	(12,542)	(13,371)	(375,542)	(259,517)

Change in Class C Shares	5,638	(4,334)	(1,340)	(48,174)

Agency
Issued	418,124,009	305,617,923	3,449,716	3,074,934
Reinvested	5,590	23,938	237	832
Redeemed	(416,655,301)	(308,892,343)	(3,343,284)	(3,218,653)

Change in Agency Shares	1,474,298	(3,250,482)	106,669	(142,887)

Capital
Issued	677,299,592	751,539,175	19,679,225	34,301,756
Reinvested	61,294	165,794	3,652	15,267
Redeemed	(687,530,848)	(747,348,654)	(21,339,992)	(34,316,572)

Change in Capital Shares	(10,169,962)	4,356,315	(1,657,115)	451

Cash Management
Issued	1,759,654	1,447,362	—	—
Reinvested	54	2	—	—
Redeemed	(1,579,303)	(1,395,934)	—	—

Change in Cash Management Shares	180,405	51,430	—	—

Direct (b)
Issued	2,826,934	1,793,147	—	—
Reinvested	—	2	—	—
Redeemed	(2,652,624)	(783,794)	—	—

Change in Direct Shares	174,310	1,009,355	—	—

Eagle Class (c)
Issued	1,898,945	—	—	—
Reinvested	103	—	—	—
Redeemed	(691,993)	—	—	—

Change in Eagle Class Shares	1,207,055	—	—	—

E*Trade
Issued	—	—	104,150	265,776
Reinvested	—	—	107	23
Redeemed	—	—	(96,386)	(88,180)

Change in E*Trade Shares	—	—	7,871	177,619

Institutional Class
Issued	203,208,964	260,198,617	14,259,388	18,118,946
Reinvested	22,551	56,482	2,529	8,541
Redeemed	(212,398,322)	(266,923,284)	(14,516,598)	(17,736,043)

Change in Institutional Class Shares	(9,166,807)	(6,668,185)	(254,681)	391,444

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	81

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
SHARE TRANSACTIONS (continued):
Investor (d)
Issued	394,120	832,523	2,045,981	1,444,816
Reinvested	64	1	52	251
Redeemed	(527,230)	(218,558)	(2,126,807)	(1,586,815)

Change in Investor Shares	(133,046)	613,966	(80,774)	(141,748)

Morgan
Issued	256,084,726	573,626,048	2,076,739	2,059,725
Reinvested	245	3,569	513	2,970
Redeemed	(257,040,938)	(577,676,712)	(2,253,650)	(2,488,484)

Change in Morgan Shares	(955,967)	(4,047,095)	(176,398)	(425,789)

Premier
Issued	151,410,376	361,226,928	1,151,750	1,793,654
Reinvested	257	4,840	31	674
Redeemed	(152,241,517)	(366,267,785)	(1,237,871)	(2,137,827)

Change in Premier Shares	(830,884)	(5,036,017)	(86,090)	(343,499)

Reserve
Issued	161,933,209	277,832,557	70,806,417	129,071,927
Reinvested	146	882	7	51
Redeemed	(162,720,918)	(279,191,011)	(70,901,067)	(129,523,883)

Change in Reserve Shares	(787,563)	(1,357,572)	(94,643)	(451,905)

Service (d)
Issued	1,084,192	1,421,245	55,207,390	111,095,138
Reinvested	125	1	6	— (a)
Redeemed	(1,003,359)	(413,957)	(55,344,008)	(111,510,849)

Change in Service Shares	80,958	1,007,289	(136,612)	(415,711)

(a)	Amount rounds to less than 1,000 (Shares or dollars).
(b)	Commencement of offering of class of shares effective July 17, 2009 for Prime Money Market Fund.
(c)	Commencement of offering of class of shares effective May 10, 2010 for Prime Money Market Fund.
(d)	Commencement of offering of class of shares effective July 1, 2009 for Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
Class B
Proceeds from shares issued	$—	$—	$224	$249
Dividends and distributions reinvested	—	—	— (a)	—
Cost of shares redeemed	—	—	(799)	(871)

Change in net assets from Class B capital transactions	$—	$—	$(575)	$(622)

Class C
Proceeds from shares issued	$—	$—	$191,826	$61,450
Dividends and distributions reinvested	—	—	16	—
Cost of shares redeemed	—	—	(108,613)	(131,534)

Change in net assets from Class C capital transactions	$—	$—	$83,229	$(70,084)

Agency
Proceeds from shares issued	$287,954,275	$233,555,467	$43,637,645	$45,331,644
Dividends and distributions reinvested	1,374	13,316	183	757
Cost of shares redeemed	(288,291,246)	(238,290,813)	(43,801,422)	(45,940,801)

Change in net assets from Agency capital transactions	$(335,597)	$(4,722,030)	$(163,594)	$(608,400)

Capital
Proceeds from shares issued	$257,845,676	$354,912,437	$—	$—
Dividends and distributions reinvested	19,739	78,028	—	—
Cost of shares redeemed	(261,586,696)	(369,503,080)	—	—

Change in net assets from Capital capital transactions	$(3,721,281)	$(14,512,615)	$—	$—

Direct (b)
Proceeds from shares issued	$747,482	$223,275	$2,020,624	$1,684,270
Dividends and distributions reinvested	—	— (a)	—	— (a)
Cost of shares redeemed	(458,223)	(134,678)	(1,740,176)	(767,554)

Change in net assets from Direct capital transactions	$289,259	$88,597	$280,448	$916,716

Institutional Class
Proceeds from shares issued	$110,409,234	$168,791,783	$45,215,494	$79,491,635
Dividends and distributions reinvested	5,228	29,939	946	5,098
Cost of shares redeemed	(118,660,181)	(173,847,219)	(47,413,592)	(83,547,049)

Change in net assets from Institutional Class capital transactions	$(8,245,719)	$(5,025,497)	$(2,197,152)	$(4,050,316)

Investor (c)
Proceeds from shares issued	$2,359,155	$4,021,274	$1,047,386	$2,630,050
Dividends and distributions reinvested	622	—	5	1
Cost of shares redeemed	(2,531,009)	(582,790)	(1,447,081)	(2,894,867)

Change in net assets from Investor capital transactions	$(171,232)	$3,438,484	$(399,690)	$(264,816)

Morgan
Proceeds from shares issued	$274,838,343	$416,182,797	$128,009,152	$180,532,656
Dividends and distributions reinvested	125	94	32	—
Cost of shares redeemed	(274,763,650)	(418,866,042)	(128,115,426)	(181,199,909)

Change in net assets from Morgan capital transactions	$74,818	$(2,683,151)	$(106,242)	$(667,253)

Premier
Proceeds from shares issued	$78,306,222	$110,280,834	$31,350,675	$42,673,439
Dividends and distributions reinvested	164	799	27	8
Cost of shares redeemed	(78,698,992)	(108,507,870)	(31,491,046)	(43,206,322)

Change in net assets from Premier capital transactions	$(392,606)	$1,773,763	$(140,344)	$(532,875)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	83

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
CAPITAL TRANSACTIONS (continued):
Reserve
Proceeds from shares issued	$10,390,733	$24,078,363	$90,191,004	$138,053,968
Dividends and distributions reinvested	2	— (a)	88	—
Cost of shares redeemed	(10,411,769)	(24,194,015)	(90,340,217)	(138,850,964)

Change in net assets from Reserve capital transactions	$(21,034)	$(115,652)	$(149,125)	$(796,996)

Service (c)
Proceeds from shares issued	$8,375,190	$15,011,804	$—	$100
Dividends and distributions reinvested	87	—	— (a)	— (a)
Cost of shares redeemed	(8,308,825)	(15,113,725)	—	— (a)

Change in net assets from Service capital transactions	$66,452	$(101,921)	$— (a)	$100

Total change in net assets from capital transactions	$(12,456,940)	$(21,860,022)	$(2,793,045)	$(6,074,546)

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
SHARE TRANSACTIONS:
Class B
Issued	—	—	224	249
Reinvested	—	—	— (a)	—
Redeemed	—	—	(799)	(871)

Change in Class B Shares	—	—	(575)	(622)

Class C
Issued	—	—	191,826	61,450
Reinvested	—	—	16	—
Redeemed	—	—	(108,613)	(131,534)

Change in Class C Shares	—	—	83,229	(70,084)

Agency
Issued	287,954,275	233,555,467	43,637,645	45,331,644
Reinvested	1,374	13,316	183	757
Redeemed	(288,291,246)	(238,290,813)	(43,801,422)	(45,940,801)

Change in Agency Shares	(335,597)	(4,722,030)	(163,594)	(608,400)

Capital
Issued	257,845,676	354,912,437	—	—
Reinvested	19,739	78,028	—	—
Redeemed	(261,586,696)	(369,503,080)	—	—

Change in Capital Shares	(3,721,281)	(14,512,615)	—	—

Direct (b)
Issued	747,482	223,275	2,020,624	1,684,270
Reinvested	—	— (a)	—	— (a)
Redeemed	(458,223)	(134,678)	(1,740,176)	(767,554)

Change in Direct Shares	289,259	88,597	280,448	916,716

Institutional Class
Issued	110,409,234	168,791,783	45,215,494	79,491,635
Reinvested	5,228	29,939	946	5,098
Redeemed	(118,660,181)	(173,847,219)	(47,413,592)	(83,547,049)

Change in Institutional Class Shares	(8,245,719)	(5,025,497)	(2,197,152)	(4,050,316)

Investor (c)
Issued	2,359,155	4,021,274	1,047,386	2,630,050
Reinvested	622	—	5	1
Redeemed	(2,531,009)	(582,790)	(1,447,081)	(2,894,867)

Change in Investor Shares	(171,232)	3,438,484	(399,690)	(264,816)

Morgan
Issued	274,838,343	416,182,797	128,009,152	180,532,656
Reinvested	125	94	32	—
Redeemed	(274,763,650)	(418,866,042)	(128,115,426)	(181,199,909)

Change in Morgan Shares	74,818	(2,683,151)	(106,242)	(667,253)

Premier
Issued	78,306,222	110,280,834	31,350,675	42,673,439
Reinvested	164	799	27	8
Redeemed	(78,698,992)	(108,507,870)	(31,491,046)	(43,206,322)

Change in Premier Shares	(392,606)	1,773,763	(140,344)	(532,875)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	85

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
SHARE TRANSACTIONS (continued):
Reserve
Issued	10,390,733	24,078,363	90,191,004	138,053,968
Reinvested	2	— (a)	88	—
Redeemed	(10,411,769)	(24,194,015)	(90,340,217)	(138,850,964)

Change in Reserve Shares	(21,034)	(115,652)	(149,125)	(796,996)

Service (c)
Issued	8,375,190	15,011,804	—	100
Reinvested	87	—	— (a)	—	(a)
Redeemed	(8,308,825)	(15,113,725)	—	—	(a)

Change in Service Shares	66,452	(101,921)	—	100

(a)	Amount rounds to less than 1,000 (Shares or dollars).
(b)	Commencement of offering of class of shares effective July 17, 2009.
(c)	Commencement of offering of class of shares effective July 1, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$2,633,757	$4,683,014	$40,426,158	$30,688,382
Dividends and distributions reinvested	175	993	145	14
Cost of shares redeemed	(2,934,448)	(4,895,765)	(40,119,479)	(31,339,059)

Change in net assets from Agency capital transactions	$(300,516)	$(211,758)	$306,824	$(650,663)

Capital
Proceeds from shares issued	$—	$—	$21,338,966	$16,363,866
Dividends and distributions reinvested	—	—	409	1,896
Cost of shares redeemed	—	—	(22,338,688)	(17,876,463)

Change in net assets from Capital capital transactions	$—	$—	$(999,313)	$(1,510,701)

Institutional Class
Proceeds from shares issued	$20,934,210	$43,898,368	$16,665,951	$16,160,057
Dividends and distributions reinvested	1,373	9,289	249	597
Cost of shares redeemed	(24,912,467)	(52,976,601)	(14,963,482)	(23,951,892)

Change in net assets from Institutional Class capital transactions	$(3,976,884)	$(9,068,944)	$1,702,718	$(7,791,238)

Morgan
Proceeds from shares issued	$4,953,566	$5,050,009	$76,469,637	$62,915,249
Dividends and distributions reinvested	30	4	99	—
Cost of shares redeemed	(4,863,686)	(5,150,745)	(76,391,551)	(63,705,124)

Change in net assets from Morgan capital transactions	$89,910	$(100,732)	$78,185	$(789,875)

Premier
Proceeds from shares issued	$1,777,236	$2,836,367	$85,287,855	$119,799,983
Dividends and distributions reinvested	81	132	87	—
Cost of shares redeemed	(1,980,643)	(3,612,211)	(85,502,056)	(121,454,996)

Change in net assets from Premier capital transactions	$(203,326)	$(775,712)	$(214,114)	$(1,655,013)

Reserve
Proceeds from shares issued	$361,336	$546,386	$154,471	$2,921,228
Dividends and distributions reinvested	6	—	9	—
Cost of shares redeemed	(462,138)	(514,068)	(417,364)	(7,532,258)

Change in net assets from Reserve capital transactions	$(100,796)	$32,318	$(262,884)	$(4,611,030)

Service (a)
Proceeds from shares issued	$—	$—	$—	$100
Dividends and distributions reinvested	—	—	— (b)	—

Change in net assets from Service capital transactions	$—	$—	$— (b)	$100

Total change in net assets from capital transactions	$(4,491,612)	$(10,124,828)	$611,416	$(17,008,420)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	87

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
SHARE TRANSACTIONS:
Agency
Issued	2,633,757	4,683,014	40,426,145	30,688,382
Reinvested	175	993	145	14
Redeemed	(2,934,448)	(4,895,765)	(40,119,466)	(31,339,059)

Change in Agency Shares	(300,516)	(211,758)	306,824	(650,663)

Capital
Issued	—	—	21,338,887	16,363,866
Reinvested	—	—	409	1,896
Redeemed	—	—	(22,338,688)	(17,876,463)

Change in Capital Shares	—	—	(999,392)	(1,510,701)

Institutional Class
Issued	20,934,210	43,898,368	16,665,911	16,160,057
Reinvested	1,373	9,289	249	597
Redeemed	(24,912,467)	(52,976,601)	(14,963,394)	(23,951,892)

Change in Institutional Class Shares	(3,976,884)	(9,068,944)	1,702,766	(7,791,238)

Morgan
Issued	4,953,566	5,050,009	76,469,611	62,915,249
Reinvested	30	4	99	—
Redeemed	(4,863,686)	(5,150,745)	(76,391,551)	(63,705,124)

Change in Morgan Shares	89,910	(100,732)	78,159	(789,875)

Premier
Issued	1,777,236	2,836,367	85,287,843	119,799,983
Reinvested	81	132	87	—
Redeemed	(1,980,643)	(3,612,211)	(85,502,011)	(121,454,996)

Change in Premier Shares	(203,326)	(775,712)	(214,081)	(1,655,013)

Reserve
Issued	361,336	546,386	154,372	2,921,228
Reinvested	6	—	9	—
Redeemed	(462,138)	(514,068)	(417,240)	(7,532,258)

Change in Reserve Shares	(100,796)	32,318	(262,859)	(4,611,030)

Service (a)
Issued	—	—	—	100
Reinvested	—	—	— (b)	—

Change in Service Shares	—	—	— (b)	100

(a)	Commencement of offering of class of shares effective July 1, 2009 for 100% U.S. Treasury Securities Money Market Fund.
(b)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$2,281,248	$3,292,343	$91,864	$488,132
Dividends and distributions reinvested	254	481	29	61
Cost of shares redeemed	(2,551,888)	(3,642,592)	(190,351)	(430,850)

Change in net assets from Agency capital transactions	$(270,386)	$(349,768)	$(98,458)	$57,343

Direct (a)
Proceeds from shares issued	$—	$100	$—	$—
Dividends and distributions reinvested	— (b)	— (b)	—	—

Change in net assets from Direct capital transactions	$— (b)	$100	$—	$—

Eagle Class (c)
Proceeds from shares issued	$1,603,033	$—	$—	$—
Dividends and distributions reinvested	261	—	—	—
Cost of shares redeemed	(471,650)	—	—	—

Change in net assets from Eagle Class capital transactions	$1,131,644	$—	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$648,507	$744,001
Dividends and distributions reinvested	—	—	378	177
Cost of shares redeemed	—	—	(509,534)	(556,869)

Change in net assets from E*Trade capital transactions	$—	$—	$139,351	$187,309

Institutional Class
Proceeds from shares issued	$65,230,649	$38,303,795	$3,306,063	$4,333,619
Dividends and distributions reinvested	5,418	9,877	1,608	2,788
Cost of shares redeemed	(66,112,487)	(40,251,436)	(3,944,633)	(3,222,240)

Change in net assets from Institutional Class capital transactions	$(876,420)	$(1,937,764)	$(636,962)	$1,114,167

Morgan
Proceeds from shares issued	$42,489,029	$66,420,507	$566,600	$573,073
Dividends and distributions reinvested	84	85	43	470
Cost of shares redeemed	(42,491,534)	(66,802,812)	(596,901)	(652,949)

Change in net assets from Morgan capital transactions	$(2,421)	$(382,220)	$(30,258)	$(79,406)

Premier
Proceeds from shares issued	$11,237,738	$12,742,221	$198,265	$430,721
Dividends and distributions reinvested	59	158	10	128
Cost of shares redeemed	(11,912,760)	(14,777,054)	(250,665)	(342,252)

Change in net assets from Premier capital transactions	$(674,963)	$(2,034,675)	$(52,390)	$88,597

Reserve
Proceeds from shares issued	$33,749,575	$32,576,908	$18,626,576	$24,541,808
Dividends and distributions reinvested	113	19	3	21
Cost of shares redeemed	(33,654,208)	(34,844,387)	(18,692,063)	(24,554,674)

Change in net assets from Reserve capital transactions	$95,480	$(2,267,460)	$(65,484)	$(12,845)

Service
Proceeds from shares issued	$—	$—	$6,862,664	$11,161,613
Dividends and distributions reinvested	—	—	41	— (b)
Cost of shares redeemed	—	—	(6,962,876)	(10,836,733)

Change in net assets from Service capital transactions	$—	$—	$(100,171)	$324,880

Total change in net assets from capital transactions	$(597,066)	$(6,971,787)	$(844,372)	$1,680,045

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	89

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
SHARE TRANSACTIONS:
Agency
Issued	2,281,248	3,292,343	91,864	488,132
Reinvested	254	481	29	61
Redeemed	(2,551,888)	(3,642,592)	(190,351)	(430,850)

Change in Agency Shares	(270,386)	(349,768)	(98,458)	57,343

Direct (a)
Issued	—	100	—	—
Reinvested	— (b)	— (b)	—	—

Change in Direct Shares	— (b)	100	—	—

Eagle Class (c)
Issued	1,603,033	—	—	—
Reinvested	261	—	—	—
Redeemed	(471,650)	—	—	—

Change in Eagle Class Shares	1,131,644	—	—	—

E*Trade
Issued	—	—	648,507	744,001
Reinvested	—	—	378	177
Redeemed	—	—	(509,534)	(556,869)

Change in E*Trade Shares	—	—	139,351	187,309

Institutional Class
Issued	65,230,649	38,303,795	3,306,063	4,333,619
Reinvested	5,418	9,877	1,608	2,788
Redeemed	(66,112,487)	(40,251,436)	(3,944,633)	(3,222,240)

Change in Institutional Class Shares	(876,420)	(1,937,764)	(636,962)	1,114,167

Morgan
Issued	42,489,029	66,420,507	566,600	573,073
Reinvested	84	85	43	470
Redeemed	(42,491,534)	(66,802,812)	(596,901)	(652,949)

Change in Morgan Shares	(2,421)	(382,220)	(30,258)	(79,406)

Premier
Issued	11,237,738	12,742,221	198,265	430,721
Reinvested	59	158	10	128
Redeemed	(11,912,761)	(14,777,054)	(250,665)	(342,252)

Change in Premier Shares	(674,964)	(2,034,675)	(52,390)	88,597

Reserve
Issued	33,749,575	32,576,908	18,626,576	24,541,808
Reinvested	113	19	3	21
Redeemed	(33,654,208)	(34,844,387)	(18,692,063)	(24,554,674)

Change in Reserve Shares	95,480	(2,267,460)	(65,484)	(12,845)

Service
Issued	—	—	6,862,664	11,161,613
Reinvested	—	—	41	— (b)
Redeemed	—	—	(6,962,876)	(10,836,733)

Change in Service Shares	—	—	(100,171)	324,880

(a)	Commencement of offering of class of shares effective July 17, 2009 for Tax Free Money Market Fund.
(b)	Amount rounds to less than 1,000 (Shares or dollars).
(c)	Commencement of offering of class of shares effective May 10, 2010 for Tax Free Money Market Fund

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	91

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Prime Money Market Fund
Class B
Year Ended February 28, 2011	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$—	(d)	$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)

Class C
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)

Agency
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Capital
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Cash Management
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)

Direct
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
July 17, 2009 (i) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)

Eagle Class
May 10, 2010 (i) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.
(h)	Includes insurance expense of 0.01%.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$4,473	0.31%		0.01%		1.16%
1.00	0.00	(e)	6,932	0.59	(f)	0.00	(e)	1.17
1.00	1.62		13,709	0.99	(f)	1.52		1.17
1.00	4.28	(g)	7,903	0.97		4.18		1.17
1.00	4.31		6,161	0.97		4.26		1.18

1.00	0.01		12,361	0.32		0.01		1.16
1.00	0.00	(e)	6,723	0.58	(f)	0.00	(e)	1.17
1.00	1.62		11,057	0.99	(f)	1.52		1.17
1.00	4.28	(g)	5,887	0.97		4.11		1.17
1.00	4.31		1,497	0.97		4.33		1.17

1.00	0.07		12,815,353	0.26		0.07		0.31
1.00	0.26		11,341,161	0.28	(f)	0.27		0.32
1.00	2.34		14,591,611	0.27	(h)	2.27		0.32
1.00	5.02	(g)	10,640,542	0.26		4.88		0.32
1.00	5.05		10,626,102	0.26		4.95		0.33

1.00	0.15		76,648,261	0.18		0.14		0.21
1.00	0.35		86,818,790	0.18	(h)	0.35		0.22
1.00	2.44		82,462,192	0.18	(f)	2.30		0.22
1.00	5.12	(g)	43,128,647	0.16		4.98		0.22
1.00	5.15		38,644,921	0.16		5.06		0.23

1.00	0.01		565,910	0.32		0.01		0.96
1.00	0.00	(e)	385,509	0.53	(h)	0.00	(e)	0.97
1.00	1.63		334,078	0.97	(h)	1.52		0.97
1.00	4.28	(g)	323,442	0.96		4.27		0.97
1.00	4.32		28,464	0.96		4.19		0.98

1.00	0.03		1,183,658	0.29		0.03		0.31
1.00	0.04		1,009,356	0.30		0.04		0.30

1.00	0.01		1,207,045	0.41		0.01		0.88

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	93

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund (continued)
Institutional Class
Year Ended February 28, 2011	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Investor
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (i) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Morgan
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Premier
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Reserve
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

Service
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (i) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.
(h)	Includes insurance expense of 0.01%.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000's)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.12%		$29,886,053	0.21%		0.11%		0.26%
1.00	0.32		39,053,068	0.22	(h)	0.32		0.27
1.00	2.40		45,721,168	0.22	(f)	2.28		0.27
1.00	5.08	(g)	28,355,614	0.20		4.95		0.27
1.00	5.11		25,408,596	0.20		5.01		0.28

1.00	0.01		480,917	0.32		0.01		0.51
1.00	0.00	(e)	613,967	0.32		0.00	(e)	0.50

1.00	0.01		2,936,414	0.31		0.01		0.51
1.00	0.10		3,892,404	0.45	(f)	0.13		0.52
1.00	2.09		7,939,483	0.52	(f)	2.05		0.52
1.00	4.75	(g)	7,199,661	0.51		4.64		0.52
1.00	4.79		5,961,657	0.51		4.72		0.53

1.00	0.01		5,021,450	0.31		0.01		0.46
1.00	0.13		5,852,367	0.42	(f)	0.14		0.47
1.00	2.14		10,888,362	0.47	(f)	2.08		0.47
1.00	4.82	(g)	9,105,808	0.45		4.72		0.47
1.00	4.85		7,844,932	0.45		4.75		0.48

1.00	0.01		1,781,936	0.31		0.01		0.71
1.00	0.04		2,569,511	0.52	(f)	0.04		0.72
1.00	1.89		3,927,075	0.72	(f)	1.74		0.72
1.00	4.56	(g)	1,901,561	0.70		4.46		0.72
1.00	4.59		461,798	0.70		4.49		0.73

1.00	0.01		1,088,239	0.31		0.01		1.06
1.00	0.00	(e)	1,007,290	0.32		0.00	(e)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	95

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Liquid Assets Money Market Fund
Class B
Year Ended February 28, 2011	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$—	(d)	$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)

Class C
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)

Agency
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Capital
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

E*Trade
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
January 8, 2009 (j) through February 28, 2009	1.00	—	(d)	—		—	(d)	— (d)	—		— (d)

Institutional Class
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Includes a gain resulting from a payment by affiliate. The effect is less than 0.01% on total return.
(h)	Includes interest expense of 0.01%.
(i)	Includes insurance expense of 0.01%.
(j)	Commencement of offering of class of shares.
(k)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%		$9,102	0.33%		0.01%		1.17%
1.00	0.00	(e)	17,713	0.63	(f)	0.00	(e)	1.18
1.00	1.71		34,781	0.99	(f)	1.57		1.19
1.00	4.29	(g)	19,010	0.98	(h)	4.20		1.18
1.00	4.30		18,717	0.97		4.23		1.19

1.00	0.02		419,195	0.33		0.01		1.18
1.00	0.00	(e)	420,552	0.59	(f)	0.00	(e)	1.18
1.00	1.71		468,725	0.98	(i)	1.74		1.18
1.00	4.29	(g)	616,746	0.98	(h)	4.17		1.18
1.00	4.29		494,963	0.97		4.20		1.19

1.00	0.09		415,248	0.26		0.08		0.33
1.00	0.30		308,594	0.28	(f)	0.31		0.33
1.00	2.43		451,480	0.27	(i)	2.42		0.33
1.00	5.03	(g)	499,591	0.26		4.86		0.33
1.00	5.03		183,392	0.26		4.94		0.34

1.00	0.17		2,296,780	0.18		0.16		0.22
1.00	0.40		3,953,966	0.19	(f)	0.39		0.23
1.00	2.53		3,953,504	0.18	(f)	2.40		0.23
1.00	5.14	(g)	2,441,114	0.16		4.94		0.23
1.00	5.14		1,663,573	0.16		5.02		0.24

1.00	0.06		187,244	0.29		0.05		1.07
1.00	0.03		179,380	0.32		0.05		1.06
1.00	0.06		1,761	1.03	(k)	0.21		1.09

1.00	0.14		2,183,936	0.21		0.13		0.27
1.00	0.36		2,438,682	0.22	(f)	0.33		0.28
1.00	2.49		2,047,234	0.22	(f)	2.36		0.28
1.00	5.10	(g)	1,211,750	0.20		5.01		0.28
1.00	5.10		1,670,013	0.20		4.96		0.29

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Liquid Assets Money Market Fund (continued)
Investor
Year Ended February 28, 2011	$1.00	$—	(b)	$—	(b)	$—	(b)	$— (b)	$—	(b)	$— (b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—		— (b)
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(b)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(b)	0.05		(0.05)	—		(0.05)

Morgan
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	— (b)	—	(b)	— (b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—		— (b)
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(b)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(b)	0.05		(0.05)	—		(0.05)

Premier
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	— (b)	—	(b)	— (b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—		— (b)
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(b)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(b)	0.05		(0.05)	—		(0.05)

Reserve
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	— (b)	—	(b)	— (b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—		— (b)
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(b)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(b)	0.04		(0.04)	—		(0.04)

Service
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	— (b)	—	(b)	— (b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—		— (b)
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(b)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(b)	0.04		(0.04)	—		(0.04)

(a)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Amount rounds to less than 0.01%.
(d)	Includes insurance expense of 0.02%.
(e)	Includes a gain resulting from a payment by affiliate. The effect is less than 0.01% on total return.
(f)	Includes interest expense of 0.01%.
(g)	Includes insurance expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%		$491,592	0.33%		0.01%		0.52%
1.00	0.12		572,388	0.47	(d)	0.14		0.53
1.00	2.17		714,135	0.52	(g)	2.16		0.53
1.00	4.77	(e)	745,382	0.51		4.74		0.53
1.00	4.77		1,841,427	0.51		4.69		0.54

1.00	0.02		2,964,774	0.33		0.01		0.62
1.00	0.09		3,141,289	0.49	(d)	0.09		0.63
1.00	2.09		3,567,073	0.60	(g)	2.05		0.63
1.00	4.69	(e)	3,322,087	0.60	(f)	4.57		0.63
1.00	4.69		2,783,868	0.59		4.62		0.64

1.00	0.02		231,302	0.33		0.01		0.47
1.00	0.15		317,407	0.44	(d)	0.16		0.48
1.00	2.23		660,906	0.46	(g)	2.27		0.48
1.00	4.84	(e)	754,089	0.45		4.68		0.48
1.00	4.84		545,911	0.45		4.77		0.49

1.00	0.02		286,293	0.33		0.01		0.72
1.00	0.05		380,945	0.57	(d)	0.07		0.73
1.00	1.98		832,849	0.71	(g)	2.09		0.73
1.00	4.57	(e)	1,951,990	0.71	(f)	4.48		0.73
1.00	4.58		1,461,304	0.70		4.41		0.74

1.00	0.02		216,160	0.33		0.01		1.07
1.00	0.00	(c)	352,780	0.64	(d)	0.00	(c)	1.08
1.00	1.62		768,490	1.07	(d)	1.43		1.09
1.00	4.23	(e)	17	1.04		4.14		1.08
1.00	4.27		16	1.00		4.19		1.09

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
U.S. Government Money Market Fund
Agency
Year Ended February 28, 2011	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$—	(d)	$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Capital
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Direct
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
July 17, 2009 (j) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)

Institutional Class
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Investor
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
July 1, 2009 (j) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	—		—

Morgan
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Premier
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	An affiliate reimbursed the Fund for losses incurred from an operational error. The effect was less than 0.01%.
(g)	Includes insurance expense of 0.01%.
(h)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.
(i)	Includes insurance expense of 0.02%.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%		$7,720,013	0.24%		0.00	%(e)	0.31%
1.00	0.13	(f)	8,057,013	0.26		0.14		0.31	(f)
1.00	1.81		12,778,607	0.27	(g)	1.60		0.32
1.00	4.82	(h)	5,168,268	0.26		4.65		0.32
1.00	5.00		3,890,478	0.26		4.91		0.33

1.00	0.08		34,776,795	0.18		0.06		0.21
1.00	0.21	(f)	38,504,450	0.17		0.22		0.21	(f)
1.00	1.92		53,014,849	0.18	(i)	1.58		0.22
1.00	4.92	(h)	15,643,602	0.16		4.64		0.21
1.00	5.10		6,985,294	0.16		4.94		0.23

1.00	0.02		377,821	0.24		0.00	(e)	0.31
1.00	0.01	(f)	88,599	0.27		0.01		0.30	(f)

1.00	0.05		11,591,430	0.21		0.03		0.26
1.00	0.18	(f)	19,839,937	0.21		0.18		0.26	(f)
1.00	1.88		24,864,451	0.22	(i)	1.56		0.27
1.00	4.88	(h)	7,023,964	0.20		4.58		0.26
1.00	5.06		2,065,993	0.20		4.94		0.28

1.00	0.02		3,266,727	0.24		0.00	(e)	0.51
1.00	0.00	(f)	3,438,538	0.25		0.00	(e)	0.50	(f)

1.00	0.02		2,381,884	0.24		0.00	(e)	0.61
1.00	0.01	(f)	2,307,416	0.41		0.01		0.61	(f)
1.00	1.48		4,990,436	0.60	(g)	1.39		0.62
1.00	4.48	(h)	3,356,978	0.59		4.38		0.62
1.00	4.65		3,245,121	0.59		4.58		0.63

1.00	0.02		4,769,530	0.24		0.00	(e)	0.46
1.00	0.04	(f)	5,162,992	0.35		0.03		0.46	(f)
1.00	1.62		3,389,001	0.46	(g)	1.47		0.47
1.00	4.62	(h)	1,856,533	0.45		4.49		0.47
1.00	4.80		1,624,006	0.45		4.69		0.48

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions

U.S. Government Money Market Fund (continued)
Reserve
Year Ended February 28, 2011	$1.00	$—	(b)	$—	(b)	$—	(b)	$— (b)	$—	(b)	$— (b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—		— (b)
Year Ended February 28, 2009	1.00	0.01		—	(b)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(b)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(b)	0.04		(0.04)	—		(0.04)

Service
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	— (b)	—	(b)	— (b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	—		—
Year Ended February 28, 2009	1.00	0.01		—	(b)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(b)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(b)	0.04		(0.04)	—		(0.04)

(a)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Amount rounds to less than 0.01%.
(d)	An affiliate reimbursed the Fund for losses incurred from an operational error. The effect was less than 0.01%.
(e)	Includes insurance expense of 0.01%.
(f)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%		$44,382	0.24%		0.00	%(c)	0.71%
1.00	0.00	(c)(d)	65,425	0.43		0.00	(c)	0.71	(d)
1.00	1.37		181,072	0.71	(e)	1.47		0.71
1.00	4.36	(f)	280,327	0.70		4.30		0.72
1.00	4.54		343,592	0.70		4.37		0.73

1.00	0.02		561,970	0.24		0.00	(c)	1.06
1.00	0.00	(d)	495,606	0.39		0.00	(c)	1.06	(d)
1.00	1.04		597,506	1.00	(e)	0.44		1.07
1.00	4.01	(f)	252	1.05		3.00		1.06
1.00	4.23		16	1.00		4.15		1.07

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	103

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund
Class B
Year Ended February 28, 2011	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$—	(d)	$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	—		—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)

Class C
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	—		—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)

Agency
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Direct
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
July 17, 2009 (i) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)

Institutional Class
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Investor
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.
(i)	Commencement of offering of class of shares.
(j)	An affiliate reimbursed the Fund for losses incurred from an operational error. The effect was less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$617	0.21%		0.00	(e)%	1.16%
1.00	0.00	(j)	1,192	0.28	(f)	0.00	(e)	1.16	(j)
1.00	0.58		1,814	0.69	(g)	0.46		1.17
1.00	3.63	(h)	1,542	0.97		3.60		1.17
1.00	4.22		1,528	0.97		4.15		1.18

1.00	0.01		175,024	0.21		0.00	(e)	1.16
1.00	0.00	(j)	91,807	0.30	(f)	0.00	(e)	1.17	(j)
1.00	0.58		161,891	0.68	(g)	0.44		1.18
1.00	3.63	(h)	93,532	0.97		3.21		1.17
1.00	4.22		28,026	0.97		4.18		1.18

1.00	0.01		2,052,542	0.21		0.00	(e)	0.31
1.00	0.05	(j)	2,216,299	0.23	(f)	0.05		0.31	(j)
1.00	1.05		2,824,679	0.28	(g)	0.72		0.33
1.00	4.37	(h)	1,019,655	0.26		4.13		0.32
1.00	4.96		896,961	0.26		4.85		0.33

1.00	0.01		1,197,068	0.21		0.00	(e)	0.31
1.00	0.00	(e)(j)	916,720	0.18		0.00	(e)	0.30	(j)

1.00	0.02		5,796,795	0.20		0.01		0.26
1.00	0.08	(j)	7,994,678	0.20	(f)	0.09		0.26	(j)
1.00	1.12		12,044,908	0.22	(g)	0.73		0.28
1.00	4.43	(h)	6,073,940	0.20		3.92		0.27
1.00	5.03		1,009,749	0.20		4.87		0.28

1.00	0.01		461,529	0.21		0.00	(e)	0.51
1.00	0.00	(e)(j)	861,277	0.29	(f)	0.00	(e)	0.52	(j)
1.00	0.84		1,126,084	0.49	(f)	0.84		0.52
1.00	4.11	(h)	1,370,557	0.51		4.11		0.52
1.00	4.70		1,854,344	0.51		4.60		0.53

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	105

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund (continued)
Morgan
Year Ended February 28, 2011	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$—	(d)	$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Premier
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Reserve
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)

Service
Year Ended February 28, 2011	1.00	—	(d)	—		—	(d)	— (d)	—	(d)	— (d)
July 1, 2009 (i) through February 28, 2010	1.00	—		—	(d)	—	(d)	—	—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.
(i)	Commencement of offering of class of shares.
(j)	An affiliate reimbursed the Fund for losses incurred from an operational error. The effect was less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$875,074	0.21%		0.00	(e)%	0.61%
1.00	0.00	(e)(j)	981,399	0.29	(f)	0.00	(e)	0.61	(j)
1.00	0.79		1,648,642	0.53	(g)	0.75		0.62
1.00	4.02	(h)	1,939,331	0.59		3.95		0.62
1.00	4.62		1,909,921	0.59		4.59		0.63

1.00	0.01		720,085	0.21		0.00	(e)	0.46
1.00	0.00	(e)(j)	860,500	0.28	(f)	0.00	(e)	0.46	(j)
1.00	0.88		1,393,368	0.45	(g)	0.77		0.47
1.00	4.17	(h)	1,132,622	0.45		4.07		0.47
1.00	4.76		1,424,189	0.45		4.68		0.48

1.00	0.01		1,074,397	0.21		0.00	(e)	0.71
1.00	0.00	(j)	1,223,618	0.29	(f)	0.00	(e)	0.71	(j)
1.00	0.72		2,020,603	0.57	(g)	0.54		0.73
1.00	3.91	(h)	1,231,644	0.70		3.85		0.72
1.00	4.50		876,221	0.70		4.36		0.73

1.00	0.01		100	0.21		0.00	(e)	1.06
1.00	0.00	(j)	100	0.21		0.00	(e)	1.05	(j)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	107

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Federal Money Market Fund
Agency
Year Ended February 28, 2011	$1.00	$—	(b)	$—	(b)	$—	(b)	$— (b)	$—	(b)	$— (b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—		— (b)
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(b)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(b)	0.05		(0.05)	—		(0.05)

Institutional Class
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	— (b)	—	(b)	— (b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—		— (b)
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(b)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(b)	0.05		(0.05)	—		(0.05)

Morgan
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	— (b)	—	(b)	— (b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—		— (b)
Year Ended February 28, 2009	1.00	0.01		—	(b)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(b)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(b)	0.05		(0.05)	—		(0.05)

Premier
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	— (b)	—	(b)	— (b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—		— (b)
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(b)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(b)	0.05		(0.05)	—		(0.05)

Reserve
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	— (b)	—	(b)	— (b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	—		—
Year Ended February 28, 2009	1.00	0.01		—	(b)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(b)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(b)	0.04		(0.04)	—		(0.04)

(a)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Amount rounds to less than 0.01%.
(d)	Includes insurance expense of 0.02%.
(e)	Includes insurance expense of 0.01%.
(f)	An affiliate reimbursed the Fund for losses incurred from an operational error. The effect was less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%		$1,070,681	0.22%		0.00	%(c)	0.31%
1.00	0.11	(f)	1,371,397	0.26		0.11		0.31	(f)
1.00	1.76		1,583,121	0.28	(d)	1.50		0.32
1.00	4.77		570,445	0.26		4.47		0.32
1.00	4.96		172,324	0.26		4.82		0.33

1.00	0.04		5,169,215	0.21		0.02		0.26
1.00	0.16	(f)	9,147,745	0.21	(e)	0.18		0.26	(f)
1.00	1.82		18,216,366	0.21	(e)	1.70		0.27
1.00	4.83		13,536,697	0.20		4.64		0.27
1.00	5.02		5,692,265	0.20		4.95		0.28

1.00	0.02		260,943	0.22		0.00	(c)	0.61
1.00	0.00	(c)(f)	171,067	0.38	(e)	0.00	(c)	0.61	(f)
1.00	1.42		271,793	0.60	(e)	1.42		0.62
1.00	4.42		295,739	0.59		4.29		0.62
1.00	4.61		235,377	0.59		4.53		0.63

1.00	0.02		669,328	0.22		0.00	(c)	0.46
1.00	0.02	(f)	872,798	0.37	(e)	0.03		0.46	(f)
1.00	1.57		1,648,481	0.46	(e)	1.47		0.47
1.00	4.57		1,128,873	0.45		4.41		0.47
1.00	4.76		604,858	0.45		4.62		0.48

1.00	0.02		6,455	0.23		0.00	(c)	0.71
1.00	0.00	(f)	107,259	0.38		0.00	(c)	0.71	(f)
1.00	1.32		74,937	0.70	(d)	1.06		0.72
1.00	4.31		28,485	0.70		4.08		0.72
1.00	4.50		1,251	0.70		4.45		0.73

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	109

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund
Agency
Year Ended February 28, 2011	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$—	(d)	$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—	(d)	(0.05)

Capital
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—	(d)	(0.05)

Institutional Class
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—	(d)	(0.05)

Morgan
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—	(d)	(0.04)

Premier
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—	(d)	(0.04)

Reserve
Year Ended February 28, 2011	1.00	—	(d)	—	(b)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(b)	—	(d)	—	—		—
Year Ended February 28, 2009	1.00	0.01		—	(b)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(b)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(b)	0.04		(0.04)	—	(d)	(0.04)

Service
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
July 1, 2009 (h) through February 28, 2010	1.00	—		—	(d)	—	(d)	—	—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	An affiliate reimbursed the Fund for losses incurred from an operational error. The effect was less than 0.01%.
(g)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$1,828,609	0.16%	0.00	(e)%	0.31%
1.00	0.00	(e)(f)	1,522,013	0.19	0.00	(e)	0.30	(f)
1.00	1.03		2,172,668	0.25	0.97		0.31
1.00	4.13	(g)	1,306,725	0.26	3.94		0.32
1.00	4.74		556,544	0.26	4.63		0.33

1.00	0.01		5,104,707	0.16	0.00	(e)	0.21
1.00	0.05	(f)	6,104,553	0.14	0.05		0.20	(f)
1.00	1.13		7,615,191	0.16	1.12		0.21
1.00	4.24	(g)	7,761,701	0.16	3.75		0.22
1.00	4.84		1,382,765	0.16	4.72		0.23

1.00	0.01		6,677,266	0.16	0.00	(e)	0.26
1.00	0.02	(f)	4,975,391	0.17	0.03		0.25	(f)
1.00	1.09		12,766,575	0.20	1.06		0.26
1.00	4.20	(g)	13,006,895	0.20	3.75		0.27
1.00	4.80		2,784,927	0.20	4.72		0.28

1.00	0.01		1,391,343	0.16	0.00	(e)	0.61
1.00	0.00	(f)	1,313,218	0.19	0.00	(e)	0.60	(f)
1.00	0.77		2,103,069	0.53	0.75		0.61
1.00	3.79	(g)	2,359,306	0.59	3.67		0.62
1.00	4.39		1,893,320	0.59	4.29		0.63

1.00	0.01		1,760,070	0.16	0.00	(e)	0.46
1.00	0.00	(f)	1,974,357	0.19	0.00	(e)	0.45	(f)
1.00	0.87		3,629,348	0.41	0.80		0.46
1.00	3.94	(g)	2,352,252	0.45	3.74		0.47
1.00	4.54		1,291,467	0.45	4.45		0.48

1.00	0.01		46,241	0.15	0.00	(e)	0.71
1.00	0.00	(f)	309,357	0.22	0.00	(e)	0.70	(f)
1.00	0.68		4,920,380	0.59	0.63		0.71
1.00	3.68	(g)	3,763,803	0.70	3.33		0.72
1.00	4.27		785,951	0.70	4.37		0.72

1.00	0.01		100	0.16	0.00	(e)	1.06
1.00	0.00	(f)	100	0.16	0.00	(e)	1.05	(f)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	111

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Tax Free Money Market Fund
Agency
Year Ended February 28, 2011	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$—	(d)	$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)

Direct
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
July 17, 2009 (f) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)

Eagle Class
May 10, 2010 (f) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

Institutional Class
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)

Morgan
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)

Premier
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)

Reserve
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.02%.
(f)	Commencement of offering of class of shares.
(g)	Includes insurance expense of 0.03%.
(h)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.08%		$791,812	0.26%		0.04%		0.31%
1.00	0.16		1,062,442	0.28	(e)	0.17		0.32
1.00	1.64		1,412,071	0.28	(e)	1.57		0.33
1.00	3.30		535,484	0.26		3.21		0.32
1.00	3.31		288,068	0.26		3.26		0.32

1.00	0.05		100	0.29		0.01		0.31
1.00	0.02		100	0.30	(e)	0.04		0.31

1.00	0.03		1,131,461	0.36		0.01		0.87

1.00	0.13		10,925,258	0.21		0.09		0.26
1.00	0.22		11,805,037	0.23	(e)	0.23		0.28
1.00	1.70		13,741,504	0.22	(e)	1.72		0.27
1.00	3.37		12,493,562	0.20		3.27		0.27
1.00	3.37		8,255,381	0.20		3.32		0.27

1.00	0.03		535,623	0.30		0.00	(h)	0.61
1.00	0.02		538,168	0.45	(g)	0.03		0.63
1.00	1.30		920,327	0.61	(e)	1.25		0.62
1.00	2.96		758,385	0.59		2.93		0.62
1.00	2.97		570,935	0.59		3.00		0.62

1.00	0.03		2,710,731	0.30		0.00	(h)	0.46
1.00	0.05		3,386,375	0.41	(g)	0.06		0.48
1.00	1.45		5,420,621	0.47	(e)	1.40		0.47
1.00	3.11		4,079,130	0.45		2.96		0.47
1.00	3.10		2,078,846	0.45		3.07		0.47

1.00	0.03		6,317,759	0.30		0.00	(h)	0.71
1.00	0.00	(i)	6,223,699	0.45	(e)	0.01		0.73
1.00	1.19		8,490,457	0.72	(e)	1.17		0.72
1.00	2.85		7,246,804	0.70		2.75		0.72
1.00	2.86		4,631,440	0.70		2.92		0.72

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	113

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Municipal Money Market Fund
Agency
Year Ended February 28, 2011	$1.00	$—	(b)	$—	(b)	$—	(b)	$— (b)	$—	(b)	$— (b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—		— (b)
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(b)	0.03		(0.03)	—	(b)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(b)	0.03		(0.03)	—	(b)	(0.03)

E*Trade
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	— (b)	—	(b)	— (b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—		— (b)
Year Ended February 28, 2009	1.00	0.01		—	(b)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(b)	0.03		(0.03)	—	(b)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(b)	0.03		(0.03)	—	(b)	(0.03)

Institutional Class
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	— (b)	—	(b)	— (b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—		— (b)
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(b)	0.03		(0.03)	—	(b)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(b)	0.03		(0.03)	—	(b)	(0.03)

Morgan
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	— (b)	—	(b)	— (b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—		— (b)
Year Ended February 28, 2009	1.00	0.01		—	(b)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(b)	0.03		(0.03)	—	(b)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(b)	0.03		(0.03)	—	(b)	(0.03)

Premier
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	— (b)	—	(b)	— (b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—		— (b)
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(b)	0.03		(0.03)	—	(b)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(b)	0.03		(0.03)	—	(b)	(0.03)

Reserve
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	— (b)	—	(b)	— (b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—		— (b)
Year Ended February 28, 2009	1.00	0.01		—	(b)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(b)	0.03		(0.03)	—	(b)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(b)	0.03		(0.03)	—	(b)	(0.03)

Service
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	— (b)	—	(b)	— (b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—		— (b)
Year Ended February 28, 2009	1.00	0.01		—	(b)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.02		—	(b)	0.02		(0.02)	—	(b)	(0.02)
Year Ended February 28, 2007	1.00	0.03		—	(b)	0.03		(0.03)	—	(b)	(0.03)

(a)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Includes insurance expense of 0.01%.
(d)	Includes insurance expense of 0.02%.
(e)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.
(f)	Amount rounds to less than 0.01%.
(g)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.13%		$31,324	0.26%		0.12%		0.32%
1.00	0.37		129,810	0.27	(c)	0.28		0.33
1.00	1.78		72,466	0.28	(d)	1.69		0.34
1.00	3.33	(e)	19,577	0.26		3.20		0.34
1.00	3.35		16,427	0.26		3.22		0.34

1.00	0.02		1,696,495	0.36		0.01		1.07
1.00	0.01		1,557,507	0.63	(d)	0.01		1.09
1.00	1.06		1,370,189	0.99	(d)	1.08		1.09
1.00	2.57	(e)	1,603,907	1.00		2.55		1.09
1.00	2.59		1,723,433	1.00		2.60		1.08

1.00	0.18		942,748	0.21		0.17		0.27
1.00	0.42		1,580,078	0.22	(c)	0.34		0.28
1.00	1.84		465,898	0.22	(d)	1.83		0.29
1.00	3.39	(e)	647,885	0.20		3.37		0.29
1.00	3.41		236,421	0.20		3.36		0.28

1.00	0.01		320,868	0.37		0.00	(f)	0.62
1.00	0.11		351,200	0.54	(d)	0.12		0.64
1.00	1.45		430,604	0.61	(d)	1.41		0.64
1.00	2.99	(e)	313,132	0.59		2.94		0.64
1.00	3.01		315,046	0.59		2.97		0.63

1.00	0.01		113,158	0.37		0.00	(f)	0.47
1.00	0.20		165,573	0.44	(c)	0.14		0.48
1.00	1.59		76,975	0.47	(d)	1.60		0.49
1.00	3.13	(e)	126,250	0.45		3.25		0.49
1.00	3.16		1,037,219	0.45		3.11		0.48

1.00	0.01		59,602	0.37		0.00	(f)	0.72
1.00	0.06		125,114	0.59	(d)	0.06		0.74
1.00	1.34		137,957	0.71	(c)	1.36		0.74
1.00	2.87	(e)	225,916	0.70		2.85		0.74
1.00	2.90		113,653	0.70		2.85		0.73

1.00	0.01		313,757	0.37		0.00	(f)	1.07
1.00	0.00	(f)	414,008	0.49	(c)	0.00	(f)	1.07
1.00	1.01		89,126	1.03	(g)	0.78		1.10
1.00	2.53	(e)	16	1.04		2.49		1.09
1.00	2.59		15	1.00		2.55		1.09

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	115

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Prime Money Market Fund	Class B, Class C, Agency, Capital, Cash Management, Direct, Eagle Class, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM I	Diversified
Liquid Assets Money Market Fund	Class B, Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Government Money Market Fund	Agency, Capital, Direct, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Treasury Plus Money Market Fund	Class B, Class C, Agency, Direct, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
Federal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
100% U.S. Treasury Securities Money Market Fund	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified
Tax Free Money Market Fund	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
Municipal Money Market Fund	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service	JPM II	Diversified

Eagle Class Shares commenced operations on May 10, 2010, for Prime Money Market Fund and Tax Free Money Market Fund

Direct Shares commenced operations on July 17, 2009, for Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and Tax Free Money Market Fund.

Investor Shares commenced operations on July 1, 2009, for Prime Money Market Fund and U.S. Government Money Market Fund.

Service Shares commenced operations on July 1, 2009, for Prime Money Market Fund, U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund.

All share classes of the 100% U.S. Treasury Securities Money Market Fund are publicly offered only on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements.

Effective November 1, 2009, Class B Shares of the Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Morgan Shares.

Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Morgan Shares after eight years. No sales charges are assessed with respect to the Agency, Capital, Cash Management, Direct, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates

A. Valuation of Investments — Each Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share of the Fund. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

116	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2011, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prime Money Market Fund
Total Investments in Securities #	$—	$133,808,785	$—	$133,808,785

Liquid Assets Money Market Fund
Total Investments in Securities #	$—	$9,829,203	$—	$9,829,203

U.S. Government Money Market Fund
Total Investments in Securities #	$—	$65,830,164	$—	$65,830,164

U.S. Treasury Plus Money Market Fund
Total Investments in Securities #	$—	$12,336,976	$—	$12,336,976

Federal Money Market Fund
Total Investments in Securities #	$—	$7,443,114	$—	$7,443,114

100% U.S. Treasury Securities Money Market Fund
Total Investments in Securities #	$—	$18,105,390	$—	$18,105,390

Tax Free Money Market Fund
Total Investments in Securities #	$—	$22,402,370	$—	$22,402,370

Municipal Money Market Fund
Total Investments in Securities #	$—	$3,473,817	$—	$3,473,817

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

For each of the Funds, there were no transfers between Levels 1 and 2 during the year ended February 28, 2011.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of February 28, 2011 (amounts in thousands):

	Value	Percentage
Prime Money Market Fund	$4,123,500	3.1%
Liquid Assets Money Market Fund	310,000	3.2
U.S. Government Money Market Fund	1,475,000	2.3
Tax Free Money Market Fund	29,460	0.1
Municipal Money Market Fund	83,125	2.4

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	117

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

E. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of a Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
Prime Money Market Fund	$—	$(499)	$499
Liquid Assets Money Market Fund	—	(301)	301
U.S. Government Money Market Fund	—	(8,219)	8,219
U.S. Treasury Plus Money Market Fund	(52)	(1,406)	1,458
Federal Money Market Fund	—	(1,635)	1,635
100% U.S. Treasury Securities Money Market Fund	—	(2,318)	2,318
Tax Free Money Market Fund	—	1,892	(1,892)
Municipal Money Market Fund	—	(7)	7

The reclassifications for the Funds relate primarily to distribution reclassifications and prior year true-up (Municipal Money Market Fund).

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), acts as the investment advisor to the Funds. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each Fund and for such services is paid a fee. The Advisor’s fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is 0.08%.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the year ended February 28, 2011, the annual effective rate was 0.07% of each Fund’s average daily net assets.

The Administrator waived Administrative fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class B, Class C, Cash Management, Eagle Class, E*Trade, Morgan, Reserve, and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Agency, Capital, Direct, Institutional

118	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

Class, Investor and Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class B	Class C	Cash Management	Eagle Class	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	0.75%	0.50%	0.25%	n/a	n/a	0.25%	0.60%
Liquid Assets Money Market Fund	0.75	0.75	n/a	n/a	0.60%	0.10%	0.25	0.60
U.S. Government Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	0.60
U.S. Treasury Plus Money Market Fund	0.75	0.75	n/a	n/a	n/a	0.10	0.25	0.60
Federal Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	0.60
Tax Free Money Market Fund	n/a	n/a	n/a	0.25	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	n/a	n/a	n/a	0.60	0.10	0.25	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the CDSC from redemptions of Class B and Class C Shares. For the year ended February 28, 2011, the Distributor retained the following amounts (in thousands):

CDSC
Prime Money Market Fund	$14
Liquid Assets Money Market Fund	50
U.S. Treasury Plus Money Market Fund	5

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.25%	0.25%	0.15%	0.05%	0.30%	0.15%	0.30%
Liquid Assets Money Market Fund	0.25	0.25	0.15	0.05	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.15	0.05	n/a	0.15	n/a
U.S. Treasury Plus Money Market Fund	0.25	0.25	0.15	n/a	n/a	0.15	n/a
Federal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.15	0.05	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.15	n/a	n/a	0.15	0.30
Municipal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.10%	0.35%	0.35%	0.30%	0.30%	0.30%
Liquid Assets Money Market Fund	0.30%	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Government Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
Federal Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	0.30
Tax Free Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	0.30	0.30

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	119

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.97%	0.97%	0.26%	0.18%	0.96%	0.30%	0.70%
Liquid Assets Money Market Fund	0.97	0.97	0.26	0.18	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.26	0.18	n/a	0.30	n/a
U.S. Treasury Plus Money Market Fund	0.97	0.97	0.26	n/a	n/a	0.30	n/a
Federal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.26	0.18	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.26	n/a	n/a	0.30	0.70
Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	0.51%	0.52%	0.45%	0.70%	1.05%
Liquid Assets Money Market Fund	1.00%	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	1.00	0.21	n/a	0.59	0.45	0.70	1.05

The contractual expense limitation agreements were in effect for the year ended February 28, 2011. The expense limitation percentages in the table above are in place until at least June 30, 2011.

For the year ended February 28, 2011, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Prime Money Market Fund	$52	$—	$42,905	$42,957
Liquid Assets Money Market Fund	1	129	4,687	4,817
U.S. Government Money Market Fund	41	5,508	16,090	21,639
U.S. Treasury Plus Money Market Fund	26	—	5,519	5,545
Federal Money Market Fund	1	150	4,453	4,604
100% U.S. Treasury Securities Money Market Fund	746	—	5,717	6,463
Tax Free Money Market Fund	8	—	7,212	7,220
Municipal Money Market Fund	—	—	2,139	2,139

	Voluntary Waivers
	Shareholder Servicing	Distribution	Total
Prime Money Market Fund	$20,691	$15,812	$36,503
Liquid Assets Money Market Fund	7,015	8,840	15,855
U.S. Government Money Market Fund	27,600	5,298	32,898
U.S. Treasury Plus Money Market Fund	11,910	4,825	16,735
Federal Money Market Fund	2,931	269	3,200
100% U.S. Treasury Securities Money Market Fund	15,763	1,674	17,437
Tax Free Money Market Fund	15,149	17,003	32,152
Municipal Money Market Fund	1,424	12,074	13,498

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Shareholder Servicing Agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

For the year ended February 28, 2011, the Funds did not invest in any money market funds.

120	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

G. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2011, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the year ended February 28, 2011, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Class Specific Expenses

The Funds’ class specific expenses for the year ended February 28, 2011 were as follows (amounts in thousands):

	Distribution	Shareholder Servicing
Prime Money Market Fund
Class B	$39	$13
Class C	62	21
Agency	—	17,477
Capital	—	38,998
Cash Management	2,447	1,468
Direct	—	1,452
Eagle Class	2,003	2,404
Institutional Class	—	32,114
Investor	—	1,888
Morgan	—	11,830
Premier	—	15,743
Reserve	5,049	6,059
Service	6,242	3,121

	$15,842	$132,588

Liquid Assets Money Market Fund
Class B	$95	$32
Class C	2,864	955
Agency	—	459
Capital	—	1,186
E*Trade	1,112	556
Institutional Class	—	2,041
Investor	—	2,021
Morgan	2,943	10,299
Premier	—	865
Reserve	800	960
Service	1,511	755

	$9,325	$20,129

U.S. Government Money Market Fund
Agency	$—	$12,313
Capital	—	18,421
Direct	—	342
Institutional Class	—	15,572
Investor	—	11,767
Morgan	2,081	7,282
Premier	—	14,986

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	121

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

	Distribution	Shareholder Servicing
Reserve	126	151
Service	3,159	1,579

	$5,366	$82,413

U.S. Treasury Plus Money Market Fund
Agency	$—	$2,909
Class B	6	2
Class C	1,038	346
Direct	—	1,677
Institutional Class	—	7,928
Investor	—	2,258
Morgan	962	3,368
Premier	—	2,403
Reserve	2,873	3,448
Service	1	—	(a)

	$4,880	$24,339

Federal Money Market Fund
Agency	$—	$1,529
Institutional Class	—	7,658
Morgan	177	620
Premier	—	2,135
Reserve	95	114

	$272	$12,056

100% U.S. Treasury Securities Money Market Fund
Agency	$—	$2,705
Capital	—	3,344
Institutional Class	—	5,774
Morgan	1,356	4,747
Premier	—	5,296
Reserve	317	381
Service	1	—	(a)

	$1,674	$22,247

Tax Free Money Market Fund
Agency	$—	$1,472
Direct	—	—	(a)
Eagle Class	1,750	2,101
Institutional	—	12,755
Morgan	507	1,775
Premier	—	8,597
Reserve	14,752	17,703

	$17,009	$44,403

Municipal Money Market Fund
Agency	$—	$130
E*Trade	9,515	4,758
Institutional Class	—	1,277
Morgan	322	1,126
Premier	—	350
Reserve	278	333
Service	2,013	1,006

	$12,128	$8,980

(a)	Amount rounds to less than $1,000.

122	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

5. Federal Income Tax Matters

The tax character of distributions paid during the fiscal year ended February, 28, 2011 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$160,997	$—	$—	$160,997
Liquid Assets Money Market Fund	7,957	—	—	7,957
U.S. Government Money Market Fund	41,166	1	—	41,167
U.S. Treasury Plus Money Market Fund	2,575	—	—	2,575
Federal Money Market Fund	3,382	135	—	3,517
100% U.S. Treasury Securities Money Market Fund	2,435	—	—	2,435
Tax Free Money Market Fund	2,697	2,063	15,458	20,218
Municipal Money Market Fund	74	—	2,801	2,875

The tax character of distributions paid during the fiscal year ended February, 28, 2010 was as follows (amounts in thousands):

	Total Distributions Paid From
	Ordinary Income	Tax Exempt Income	Net Long Term Capital Gains	Total Distributions Paid
Prime Money Market Fund	$514,427	$—	$—	$514,427
Liquid Assets Money Market Fund	32,499	—	—	32,499
U.S. Government Money Market Fund	183,687	—	—	183,687
U.S. Treasury Plus Money Market Fund	13,850	—	—	13,850
Federal Money Market Fund	26,100	—	—	26,100
100% U.S. Treasury Securities Money Market Fund	5,119	—	—	5,119
Tax Free Money Market Fund	3,809	32,861	471	37,141
Municipal Money Market Fund	217	5,207	—	5,424

At February 28, 2011, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long Term Capital Gain or (Tax Basis Capital Loss Carryover)	Current Distributable Tax Exempt Income
Prime Money Market Fund	$7,413	$—	$—
Liquid Assets Money Market Fund	29	—	—
U.S. Government Money Market Fund	127	—	—
U.S. Treasury Plus Money Market Fund	—	—	—
Federal Money Market Fund	118	—	—
100% U.S. Treasury Securities Money Market Fund	340	—	—
Tax Free Money Market Fund	—	—	3,066
Municipal Money Market Fund	—	(502)	107

For the Funds, the cumulative timing differences primarily consist of trustee deferred compensation, distributions payable (Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund) and post-October loss deferrals (U.S. Government Money Market Fund).

As of February 28, 2011, the following Funds had net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

2019
Municipal Money Market Fund	$502

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2011, the following Fund deferred to March 1, 2010 post-October capital losses of (amounts in thousands):

U.S. Government Money Market Fund	$253

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	123

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

As of February 28, 2011, the Liquid Assets Money Market Fund had no outstanding loans to another fund. Average loans for the year ended February 28, 2011, were as follows (amounts in thousands):

	Average Loans	Average Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$12,657	1	$4

Interest earned, if any, as a result of lending money to another fund as of February 28, 2011 is included in Income from interfund lending (net) in the Statements of Operations.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2011, or at any time during the year then ended.

Interest expense, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ outstanding shares for Prime Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Tax Free Money Market Fund.

In addition, Liquid Assets Money Market Fund, Municipal Money Market Fund and Tax Free Money Market Fund each have a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Funds’ outstanding shares.

Significant shareholder transactions, if any, may impact the Funds’ performance.

The Municipal Money Market Fund and Tax Free Money Market Fund invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet their payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and the Municipal Money Market Fund’s and Tax Free Money Market Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

8. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”) subsequently known as JPMorgan Investment Advisors Inc. (“JPMIA”), entered into agreements with the SEC (the “SEC order”) and the New York Attorney General (“NYAG settlement”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain One Group mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. JPMIA was investment advisor to certain of the Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became investment

124	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

advisor to such Funds. Under the terms of the SEC Order and the NYAG settlement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain funds. Pursuant to the NYAG settlement, BOIA reduced its management fee for certain funds in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and former Trustees.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates were also dismissed. The Court approved a settlement resolving all remaining claims in the litigation in Maryland.

JPM II, any series thereof, the JPMorgan Prime Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	125

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Prime Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund and JPMorgan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Prime Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund and JPMorgan Municipal Money Market Fund (hereafter referred to as the “Funds”) at February 28, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2011

126	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees

William J. Armstrong (1941); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000-2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	148	None.

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	148	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present).

Dr. Matthew Goldstein (1941); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor, City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).	148	Director, New Plan Excel (NXL) (1999-2005); Director, National Financial Partners (NFP) (2003-2005); Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002-present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	148	None.

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	148	Director, Center for Communication, Hearing, and Deafness (1990-present).

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	148	Trustee, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	148	Director, Radio Shack Corp. (1987-2008); Trustee, Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	148	Trustee, American University in Cairo (1999-present); Trustee, Carleton College (2002-2010).

Fergus Reid, III (1932); Trustee of Trusts (Chairman) since 2005; Trustee (Chairman) of heritage J.P. Morgan Funds since 1987.	Chairman, Joe Pietryka, Inc. (formerly Lumelite Corporation) (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer, Lumelite Corporation (1985-2002).	148	Trustee, Morgan Stanley Funds (105 portfolios) (1992-present).

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	127

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees (continued)

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	148	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	148	None.
Interested Trustees

Frankie D. Hughes** (1952), Trustee of Trusts since 2008.	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	148	Trustee, The Victory Portfolios (2000-2008).

Leonard M. Spalding, Jr.*** (1935); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989-1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990-1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990-1998).	148	Director, Glenview Trust Company, LLC (2001-present); Trustee, St. Catharine College (1998-present); Trustee, Bellarmine University (2000-present); Director, Springfield-Washington County Economic Development Authority (1997-present); Trustee, Catholic Education Foundation
			(2005-present).

(1)	Each Trustee serves for an indefinite term, subject to the Trusts’ current retirement policy, which is age 75 for all Trustees, except that the Board has determined Messrs. Reid and Spalding should continue to serve until December 31, 2012.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (148 funds).

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment advisor, is a wholly-owned subsidiary of JPMorgan Chase & Co. Three other members of the Board of Trustees of Northwestern University are executive officers of registered investment advisors (not affiliated with JPMorgan) that are under common control with subadvisors to certain J.P. Morgan Funds.

**	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

***	Mr. Spalding is treated as an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

128	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Patricia A. Maleski (1960), President and Principal Executive Officer (2010)

Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled Vehicles since 2010; previously, Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)

Assistant Treasurer of the Trusts from 2009 to 2010; Executive Director, JPMorgan Funds Management, Inc. from February 2011; Vice President, JPMorgan Funds Management, Inc. from December 2008 to February 2011; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008, and Vice President of Credit Suisse, in the audit area from 1999 through 2005.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for privacy, personal trading and Code of Ethics compliance since 2004. Mr. Gulinello has been with JPMorgan Chase & Co. since 1972.

Michael J. Tansley (1964), Controller (2008)	Vice President, JPMorgan Funds Management, Inc. since July 2008; prior to joining JPMorgan Chase,
Mr. Tansley worked for General Electric, as Global eFinance Leader in GE Money from 2004 through 2008 and Vice President and Controller of GE Asset Management from 1998.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)

Executive Director and Assistant General Counsel, JPMorgan chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011; Associate, Willkie Farr & Gallagher LLP (law firm) from 2002 to 2005.

Gregory S. Samuels (1980) Assistant Secretary (2010)	Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Brian L. Duncan (1965), Assistant Treasurer (2008)*	Vice President, JPMorgan Funds Management, Inc. since June 2007; prior to joining JPMorgan Chase, Mr. Duncan worked for Penn Treaty American Corporation as Vice President and Controller from 2004 through 2007 and Assistant Vice President of Financial Reporting from 2003-2004.

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.

Laura S. Melman (1966), Assistant Treasurer (2006)

Executive Director, JPMorgan Funds Management, Inc. since February 2011, responsible for Taxation; Vice President, JPMorgan Funds Management, Inc. from August, 2006 to February 2011, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.

Francesco Tango (1971), Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	129

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2010, and continued to hold your shares at the end of the reporting period, February 28, 2011.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2010	Ending Account Value, February 28, 2011	Expenses Paid During September 1, 2010 to February 28, 2011*	Annualized Expense Ratio
Prime Money Market Fund
Class B
Actual	$1,000.00	$1,000.10	$1.54	0.31%
Hypothetical	1,000.00	1,023.26	1.56	0.31
Class C
Actual	1,000.00	1,000.10	1.54	0.31
Hypothetical	1,000.00	1,023.26	1.56	0.31
Agency
Actual	1,000.00	1,000.30	1.29	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
Capital
Actual	1,000.00	1,000.70	0.89	0.18
Hypothetical	1,000.00	1,023.90	0.90	0.18
Cash Management
Actual	1,000.00	1,000.10	1.54	0.31
Hypothetical	1,000.00	1,023.26	1.56	0.31
Direct
Actual	1,000.00	1,000.10	1.49	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30
Eagle Class
Actual	1,000.00	1,000.10	1.54	0.31
Hypothetical	1,000.00	1,023.26	1.56	0.31
Institutional Class
Actual	1,000.00	1,000.60	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21
Investor
Actual	1,000.00	1,000.10	1.54	0.31
Hypothetical	1,000.00	1,023.26	1.56	0.31

130	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Beginning Account Value September 1, 2010	Ending Account Value, February 28, 2011	Expenses Paid During September 1, 2010 to February 28, 2011*	Annualized Expense Ratio
Prime Money Market Fund (continued)
Morgan
Actual	$1,000.00	$1,000.10	$1.54	0.31%
Hypothetical	1,000.00	1,023.26	1.56	0.31
Premier
Actual	1,000.00	1,000.10	1.54	0.31
Hypothetical	1,000.00	1,023.26	1.56	0.31
Reserve
Actual	1,000.00	1,000.10	1.54	0.31
Hypothetical	1,000.00	1,023.26	1.56	0.31
Service
Actual	1,000.00	1,000.10	1.54	0.31
Hypothetical	1,000.00	1,023.26	1.56	0.31

Liquid Assets Money Market Fund
Class B
Actual	1,000.00	1,000.10	1.59	0.32
Hypothetical	1,000.00	1,023.21	1.61	0.32
Class C
Actual	1,000.00	1,000.10	1.59	0.32
Hypothetical	1,000.00	1,023.21	1.61	0.32
Agency
Actual	1,000.00	1,000.40	1.29	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
Capital
Actual	1,000.00	1,000.80	0.89	0.18
Hypothetical	1,000.00	1,023.90	0.90	0.18
E*Trade
Actual	1,000.00	1,000.30	1.39	0.28
Hypothetical	1,000.00	1,023.41	1.40	0.28
Institutional Class
Actual	1,000.00	1,000.70	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21
Investor
Actual	1,000.00	1,000.10	1.59	0.32
Hypothetical	1,000.00	1,023.21	1.61	0.32
Morgan
Actual	1,000.00	1,000.10	1.59	0.32
Hypothetical	1,000.00	1,023.21	1.61	0.32
Premier
Actual	1,000.00	1,000.10	1.59	0.32
Hypothetical	1,000.00	1,023.21	1.61	0.32
Reserve
Actual	1,000.00	1,000.10	1.59	0.32
Hypothetical	1,000.00	1,023.21	1.61	0.32
Service
Actual	1,000.00	1,000.10	1.59	0.32
Hypothetical	1,000.00	1,023.21	1.61	0.32

U.S. Government Money Market Fund
Agency
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Capital
Actual	1,000.00	1,000.40	0.89	0.18
Hypothetical	1,000.00	1,023.90	0.90	0.18

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	131

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2010	Ending Account Value, February 28, 2011	Expenses Paid During September 1, 2010 to February 28, 2011*	Annualized Expense Ratio
U.S. Government Money Market Fund (continued)
Direct
Actual	$1,000.00	$1,000.10	$1.14	0.23%
Hypothetical	1,000.00	1,023.65	1.15	0.23
Institutional Class
Actual	1,000.00	1,000.20	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21
Investor
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Morgan
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Premier
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Reserve
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Service
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

U.S. Treasury Plus Money Market Fund
Class B
Actual	1,000.00	1,000.10	0.99	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20
Class C
Actual	1,000.00	1,000.10	0.99	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20
Agency
Actual	1,000.00	1,000.10	0.99	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20
Direct
Actual	1,000.00	1,000.10	0.99	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20
Institutional Class
Actual	1,000.00	1,000.10	0.99	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20
Investor
Actual	1,000.00	1,000.10	0.99	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20
Morgan
Actual	1,000.00	1,000.10	0.99	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20
Premier
Actual	1,000.00	1,000.10	0.99	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20
Reserve
Actual	1,000.00	1,000.10	0.99	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20
Service
Actual	1,000.00	1,000.10	0.99	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20

132	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Beginning Account Value September 1, 2010	Ending Account Value, February 28, 2011	Expenses Paid During September 1, 2010 to February 28, 2011*	Annualized Expense Ratio
Federal Money Market Fund
Agency
Actual	$1,000.00	$1,000.10	$0.99	0.20%
Hypothetical	1,000.00	1,023.80	1.00	0.20
Institutional Class
Actual	1,000.00	1,000.20	0.99	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20
Morgan
Actual	1,000.00	1,000.10	0.99	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20
Premier
Actual	1,000.00	1,000.10	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21
Reserve
Actual	1,000.00	1,000.10	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21

100% U.S. Treasury Securities Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Capital
Actual	1,000.00	1,000.10	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Institutional Class
Actual	1,000.00	1,000.10	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Morgan
Actual	1,000.00	1,000.10	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Premier
Actual	1,000.00	1,000.10	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Reserve
Actual	1,000.00	1,000.10	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Service
Actual	1,000.00	1,000.10	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16

Tax Free Money Market Fund
Agency
Actual	1,000.00	1,000.40	1.29	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
Direct
Actual	1,000.00	1,000.20	1.44	0.29
Hypothetical	1,000.00	1,023.36	1.45	0.29
Eagle Class
Actual	1,000.00	1,000.20	1.49	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30
Institutional Class
Actual	1,000.00	1,000.60	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	133

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2010	Ending Account Value, February 28, 2011	Expenses Paid During September 1, 2010 to February 28, 2011*	Annualized Expense Ratio
Tax Free Money Market Fund (continued)
Morgan
Actual	$1,000.00	$1,000.10	$1.49	0.30%
Hypothetical	1,000.00	1,023.31	1.51	0.30
Premier
Actual	1,000.00	1,000.10	1.49	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30
Reserve
Actual	1,000.00	1,000.10	1.49	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30

Municipal Money Market Fund
Agency
Actual	1,000.00	1,000.70	1.29	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
E*Trade
Actual	1,000.00	1,000.10	1.79	0.36
Hypothetical	1,000.00	1,023.01	1.81	0.36
Institutional Class
Actual	1,000.00	1,000.90	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21
Morgan
Actual	1,000.00	1,000.10	1.83	0.37
Hypothetical	1,000.00	1,022.96	1.86	0.37
Premier
Actual	1,000.00	1,000.10	1.83	0.37
Hypothetical	1,000.00	1,022.96	1.86	0.37
Reserve
Actual	1,000.00	1,000.10	1.83	0.37
Hypothetical	1,000.00	1,022.96	1.86	0.37
Service
Actual	1,000.00	1,000.10	1.83	0.37
Hypothetical	1,000.00	1,022.96	1.86	0.37

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

134	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2011. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2011. The information necessary to complete your income tax returns for the calendar year ending December 31, 2011 will be received under separate cover.

Long Term Capital Gain Designation — 15%

Each Fund hereby designates the following amount as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended February 28, 2011:

Long-Term Capital Gain Distribution
U.S. Government Money Market Fund	$1
Federal Money Market Fund	135
Tax Free Money Market Fund	2,063

Qualified Interest Income (QII)

For the fiscal year ended February 28, 2011 the Funds designate the following amounts of ordinary distributions paid during the Fund’s fiscal year that are from qualified interest income (amounts in thousands):

Qualified Interest Income
Prime Money Market Fund	$81,790
Liquid Assets Money Market Fund	3,647
U.S. Government Money Market Fund	28,094
U.S. Treasury Plus Money Market Fund	3,153
Federal Money Market Fund	1,296
100% U.S. Treasury Securities Money Market Fund	217

Tax-Exempt Income

The following represents the percentage of distributions paid from net investment income that are exempt from federal income tax for the fiscal year ended February 28, 2011:

Exempt Distributions Paid
Tax Free Money Market Fund	100.00%
Municipal Money Market Fund	100.00

Treasury Income

The following represents the percentage of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2011:

Income from U.S. Treasury Obligations
Prime Money Market Fund	5.05%
Liquid Assets Money Market Fund	4.90
U.S. Government Money Market Fund	29.90
U.S. Treasury Money Market Fund	57.61
Federal Money Market Fund	96.50
100% U.S. Treasury Securities Money Market Fund	99.21

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	135

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and account balances

¡transaction history and account transactions

¡checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡open an account or provide contact information

¡give us your account information or pay us by check

¡make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡affiliates from using your information to market to you

¡sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011 All rights reserved. February 2011.	AN-MMKT-211

Annual Report

J.P. Morgan Income Funds

February 28, 2011

JPMorgan Credit Opportunities Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Multi-Sector Income Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 21, 2011 (Unaudited)

Dear Shareholder:

For many investors, the old adage “What’s old is new again,” may be the best way to describe the current economic recovery. While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.

In the U.S., economic momentum and growth appear to be accelerating, helped by pent-up consumer demand, improved balance sheets, and an extension of the Bush-era tax cuts. Additionally, this recovery has seen a sharp rebound in corporate profits. Investors responded enthusiastically to these developments, sending stock markets on an impressive rally, and leading to double-digit gains in 2010.

“While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.”

On the other hand, heightened tensions in the Middle East and renewed concerns about European debt resulted in an increase in market volatility, while the devastating earthquake and tsunami in Japan and the uncertain aftermath is likely to have lingering macroeconomic and market implications.

While positive tailwinds may continue to fuel economic growth, we remain concerned about the scope and potential impact of political unrest and other crises on global markets and economies.

U.S. Treasuries experience broad gains

Investors have continued to focus their investments on fixed income securities, particularly mortgage, investment grade corporate and high yield areas of the market. However, the heightened publicity surrounding the fiscal woes of state and local governments, and the expiration of the Build America Bond Program led many investors away from municipal bonds, which contributed to an increase in market volatility.

The Barclays Capital High Yield Index returned 17.5%, while the Barclays Capital U.S. Aggregate Bond Index returned 4.9%, and the Barclays Capital Emerging Markets Index returned 11.3% for the 12-month period ended February 28, 2011. The Barclays Capital Municipal Index returned 1.7% for the same period.

A late year U.S. stock market rally did little to reverse broad gains experienced by U.S. Treasuries in 2010. Stock market volatility, rising oil prices, and concerns about unrest in the

Middle East generally led to higher prices and lower yields for U.S. Treasuries and other safe haven investments. As of the end of the 12-month period ended February 28, 2011, the yield on the 10-year U.S. Treasury bond declined from 3.6% to 3.4%. Yields on the 30-year U.S. Treasury bond dropped slightly, from 4.6% to 4.5%, while yields on the 2-year U.S. Treasury bond dipped from 0.8% to 0.7% as of the end of the annual reporting period.

Improved economic outlook fuels equity rally

Stocks were supported by improved economic expectations and job growth, as well as the combination of the Federal Reserve’s launch of quantitative easing (QE2) and Congress’ extension of the Bush-era tax cuts. As of the 12-month reporting period ended February 28, 2011, the S&P 500 Index had reached a level of 1,327, an increase of 22.6% from 12 months prior.

Recently, however, risky assets have become more volatile as investors grew concerned about how the disaster in Japan, rising oil prices, and Middle East turmoil will impact the global recovery.

Rely on diversification to prepare for geopolitical risks

While the global economic recovery has demonstrated resiliency, the world is witnessing ongoing turmoil in the Middle East and uncertainty surrounding the fallout from the tragedy in Japan. Additionally, we continue to experience concerns about European sovereign debt.

This environment reminds us of the importance of preparing portfolios for shocks that could not only potentially derail the economic recovery, but also our investment goals. As “uncertainty” is often the only certainty, it makes sense for investors to prepare by maintaining a diversified approach to investing within the context of a balanced portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO-Investment Management Americas

J.P. Morgan Asset Management

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

Fears about systemic fallout from the European debt crisis weighed on investors’ confidence early in the reporting period, as the market seemed skeptical about the unity of European leaders and concerned about the impact that austerity measures would have on growth in the region. Investors’ appetite for risk started to recover in August 2010 and was supported for the remainder of the reporting period by strong corporate earnings, better-than-expected economic data and returning merger and acquisition activity. Investors were also encouraged by the U.S. government’s two-year extension of the Bush era tax cuts, emergency unemployment benefits and a payroll tax cut.

Overall, U.S. Treasury yields finished the reporting period lower, sending the prices for U.S. Treasuries higher (bond prices generally increase when their yields decrease). However, the reporting period was defined by two separate interest rate environments. Rates steadily declined during the first half of the reporting period and then reversed course in the fourth quarter of 2010, continuing this upward momentum through the end of the reporting period. Meanwhile, the breakeven inflation rate, which measures investors’ expectations for inflation, followed a path similar to interest rates. Breakeven inflation rates decreased until September 2010 when surging commodities prices and the declining U.S. dollar led to concerns that rising input and import costs would be passed through to consumers and potentially stoke inflation.

The high yield securities (also known as junk bonds) market was supported by strong corporate balance sheets, improving corporate revenue and a robust primary issuance market, which provided companies with access to liquidity and the ability to roll over debt at attractive levels. The emerging market debt sector was supported by strong inflows, as investors continued to search for yield during the reporting period.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

JPMorgan Credit Opportunities Fund

FUND SUMMARY

FOR THE PERIOD DECEMBER 1, 2010 (FUND INCEPTION DATE) THROUGH FEBRUARY 28, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.31%
Barclays Capital U.S. Credit Index	(0.09)%

Net Assets as of 2/28/2011 (In Thousands)	$10,497
Duration as of 2/28/2011	4.7 years

INVESTMENT OBJECTIVE AND STRATEGIES**

The Fund seeks to provide current income with a secondary objective of capital appreciation. The Fund’s allocation to investment grade and non-investment grade (high yield) securities may change to take advantage of market dynamics. The Fund combines a portfolio of investment grade and non-investment grade (high yield) corporate credit securities with a derivatives strategy to manage risk and to adjust exposures to specific securities. The Fund uses a derivatives strategy to manage volatility, interest rate and credit risk and to adjust exposures to specific securities. As part of its derivatives strategy, the Fund may use relative value strategies which seek to exploit pricing discrepancies between individual securities or market sectors.

PORTFOLIO COMPOSITION***
Corporate Bonds	65.0%
Municipal Bonds	3.9
Foreign Government Security	2.9
Short-Term Investments	28.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 28, 2011. The Fund’s composition is subject to change.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	3

JPMorgan Credit Opportunities Fund

FUND SUMMARY

FOR THE PERIOD DECEMBER 1, 2010 (FUND INCEPTION DATE) THROUGH FEBRUARY 28, 2011 (Unaudited) (continued)

TOTAL RETURNS AS OF FEBRUARY 28, 2011

	INCEPTION DATE OF CLASS	SINCE INCEPTION
CLASS A SHARES	12/1/10
Without Sales Charge		2.28%
With Sales Charge*		(1.56)
CLASS C SHARES	12/1/10
Without CDSC		2.12
With CDSC**		1.12
CLASS R2 SHARES	12/1/10	2.18
CLASS R5 SHARES	12/1/10	2.34
CLASS R6 SHARES	12/1/10	2.35
SELECT CLASS SHARES	12/1/10	2.31

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the period.

LIFE OF FUND PERFORMANCE (12/1/2010 – 2/28/2011)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 1, 2010.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Credit Opportunities Fund, the Barclays Capital U.S. Credit Index and the Lipper General Bond Funds Index from December 1, 2010 to February 28, 2011. The performance of the Lipper General Bond Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception The performance of the Fund assumes reinvestment of all dividends and capital gains, if any. The performance of the Barclays Capital U.S. Credit Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper General Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays

Capital U.S. Credit Index is a sub-index of the Barclays Capital U.S. Government/Credit Index. It includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. The Lipper General Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	11.42%
J.P. Morgan Emerging Markets Bond Index Global	9.79%

Net Assets as of 2/28/2011 (In Thousands)	$466,684
Duration as of 2/28/2011	6.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Debt Fund seeks to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s overweight position in Argentina versus the J.P. Morgan Emerging Markets Bond Index Global (the “Benchmark”) was a significant contributor to the Fund’s relative performance, as the country’s deal to restructure its defaulted debt was viewed positively by the market. In addition, the Fund’s exposure to the local and sovereign bond market in Argentina was a positive contributor to the Fund’s performance, as investors seemed to price in the possibility of a moderation in the nation’s economic policies. The Fund gained exposure to Argentina through credit default swaps and the purchase of sovereign-issued debt. Meanwhile, fundamental research led the Fund’s portfolio managers to make investments in local-currency debt and longer duration Mexican bonds, which outperformed and contributed to relative performance during the reporting period.

On the negative side, the Fund’s overweight position in Russia detracted from relative performance as the market reacted negatively to the country’s $5.5 billion debt issuance in late April 2010. The Fund gained exposure to Russia through investments in corporate bonds and US dollar denominated sovereign debt.

HOW WAS THE FUND POSITIONED?

The Fund was managed with a focus on “weighted spread duration” versus the Benchmark. Spread duration is a measure of expected price sensitivity to changes in the market spreads. During the reporting period, the Fund’s portfolio managers were overweight spread durations versus the Benchmark in countries that they believed would outperform the Benchmark and were underweight spread durations in countries that they believed would underperform the Benchmark.

The Fund used credit default swaps to obtain overweight and underweight exposures versus the Benchmark to individual bonds and countries. In addition, the Fund used U.S. Treasury futures to hedge the duration (price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates) of the Fund back to the Benchmark.

The Fund’s portfolio managers combined top-down macroeconomic research, identifying the key themes driving emerging markets, with bottom-up fundamental research, rigorously researching individual countries and bonds in an effort to find attractive investment opportunities. The Fund’s portfolio managers identified what they believed to be attractive investment opportunities in the emerging market corporate credit sector, particularly among higher yielding securities. In addition, the Fund’s portfolio managers used currency forwards to take positions in currencies based on their top-down macroeconomic research, as well to hedge several of the Fund’s foreign-denominated securities back to the U.S. dollar.

As of February 28, 2011, the top-five over- and underweights based on the weighted spread duration versus the Benchmark are summarized in the table below.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	5

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited) (continued)

PORTFOLIO COMPOSITION***
Foreign Government Securities	79.4%
Corporate Bonds	17.9
Others (each less than 1.0%)	0.8
Short-Term Investment	1.9

SUMMARY OF INVESTMENTS BY COUNTRY***
Russia	14.4%
Brazil	11.9
Mexico	11.9
Venezuela	8.2
Turkey	7.7
Argentina	5.1
Philippines	4.5
Indonesia	4.1
Peru	3.8
Kazakhstan	3.2
South Africa	3.2
Colombia	2.3
Uruguay	2.3
Panama	2.2
United States	2.0
Ukraine	1.7
Lithuania	1.6
Chile	1.1
Ghana	1.1
Others (each less than 1.0%)	7.7

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 28, 2011. The Fund’s composition is subject to change.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2011

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	6/30/06
Without Sales Charge		11.15%	4.75%	9.74%
With Sales Charge*		7.03	3.95	9.32
CLASS C SHARES	6/30/06
Without CDSC		10.48	4.27	9.49
With CDSC**		9.48	4.27	9.49
CLASS R5 SHARES	5/15/06	11.63	5.21	9.98
SELECT CLASS SHARES	4/17/97	11.42	4.99	9.86

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/01 TO 2/28/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The returns for the Class A and Class C Shares prior to their inception date are based on the performance of the Select Class Shares. The actual returns of the Class A and Class C Shares would have been lower than shown because Class A and Class C Shares have higher expenses than Select Class Shares.

Returns for Class R5 Shares prior to their inception date are based on the performance of the Select Class Shares. The actual returns of Class R5 Shares would have been different than shown because Class R5 Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Emerging Markets Debt Fund, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Markets Debt Funds Index from February 28, 2001 to February 28, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the J.P. Morgan Emerging Markets Bond Index Global does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Emerging Markets Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The J.P. Morgan Emerging Markets Bond Index

Global is a broad-based, unmanaged index which tracks returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The index is administered by JPMorgan Securities Inc., an affiliate of the advisor. The Lipper Emerging Markets Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Select Class Shares have a minimum investment of $1,000,000 and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund is also subject to the additional risk of nondiversified “regional” fund investing.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	7

JPMorgan Multi-Sector Income Fund

FUND SUMMARY

FOR THE PERIOD DECEMBER 1, 2010 (FUND INCEPTION DATE) THROUGH FEBRUARY 28, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.09%
Barclays Capital U.S. Aggregate Index	(0.72)%

Net Assets as of 2/28/2011 (In Thousands)	$89,931
Duration as of 2/28/2011	1.7 years

INVESTMENT OBJECTIVE AND STRATEGIES**

The Fund seeks to provide long-term total return. The Fund invests opportunistically across different markets and sectors. The Fund’s flexible approach allows it to shift its allocations based on changing market conditions which may result in investing in a single or multiple markets and sectors. The Fund may invest in a wide variety of debt securities of issuers from the U.S. and foreign markets including emerging markets. The Fund may use derivatives for hedging purposes, to increase income and gain or as part of its risk management process.

PORTFOLIO COMPOSITION***
Corporate Bonds	40.0%
Mortgage Pass-Through Securities	15.8
Foreign Government Securities	5.7
Others (each less than 1.0%)	1.1
Short-Term Investment	37.4

SUMMARY OF INVESTMENTS BY COUNTRY***
United States	78.3%
United Kingdom	3.9
Netherlands	3.0
France	2.3
South Africa	1.7
Luxembourg	1.7
Mexico	1.5
Spain	1.3
Canada	1.1
Others (each less than 1.0%)	5.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 28, 2011. The Fund’s composition is subject to change.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

TOTAL RETURNS AS OF FEBRUARY 28, 2011

	INCEPTION DATE OF CLASS	SINCE INCEPTION
CLASS A SHARES	12/1/10
Without Sales Charge		1.02%
With Sales Charge		(2.77)
CLASS C SHARES	12/1/10
Without CDSC**		0.90
With CDSC		(0.10)
CLASS R2 SHARES	12/1/10	0.96
CLASS R5 SHARES	12/1/10	1.13
SELECT CLASS SHARES	12/1/10	1.09

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the period.

LIFE OF FUND PERFORMANCE (12/1/2010 – 2/28/2011)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 1, 2010.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Multi-Sector Income Fund, the Barclays Capital U.S. Aggregate Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Multi-Sector Income Funds Index from December 1, 2010 to February 28, 2011. The performance of the Lipper Multi-Sector Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception The performance of the Fund assumes reinvestment of all dividends and capital gains, if any. The performance of the Barclays Capital U.S. Aggregate Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Multi-Sector Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital U.S. Aggregate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) passthroughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The Lipper Multi-Sector Income Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	9

JPMorgan Real Return Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	6.57%
Barclays Capital U.S. TIPS Index	6.97%

Net Assets as of 2/28/2011 (In Thousands)	$134,924
Duration as of 2/28/2011	7.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Real Return Fund (the “Fund”) seeks to maximize inflation protected return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

While the Fund (Select Class Shares) posted a positive absolute return, it underperformed the Barclays Capital U.S. TIPS Index (the “Benchmark”).

Early in the reporting period, the Fund’s portfolio managers established an underweight position versus the Benchmark on the 7-10 year portion of the real yield curve (real yield curve shows the relationship between yields and maturity dates for Treasury Inflation Protected Securities (“TIPS”)). This position modestly detracted from the Fund’s relative performance as yields for 7 to 10 year TIPS declined to historically low levels and prices for these securities increased (bond prices generally increase when yields decline and decline when yields increase).

On the positive side, the Fund’s portfolio managers believed that investors’ expectations for short-term inflation (also known as the “breakeven inflation rate”) were too low in September 2010. Accordingly, the Fund’s portfolio managers increased the Fund’s exposure to the short-term breakeven inflation rate by purchasing TIPS on the short end of the real yield curve. This positioning contributed to the Fund’s relative performance as surging commodities prices and investors’ anticipation of the U.S. Federal Reserve’s quantitative easing measures (known as “QE2”) caused the breakeven inflation rate to increase, as investors began to expect higher inflation in the short term.

Accordingly, TIPS on the front end of the real yield curve increased in value.

HOW WAS THE FUND POSITIONED?

Nearly all of the Fund’s assets were allocated to TIPS during the twelve months ended February 28, 2011. Given TIPS’ exposure to movements in real interest rates, the Fund’s portfolio managers actively monitored and managed the Fund’s duration and made tactical investments in areas of the real yield curve that they believed were the most attractive from a risk/reward perspective. As of February 28, 2011, the Fund preferred the short end of the real yield curve over the intermediate part of the real yield curve. In addition, the Fund’s portfolio managers used forwards contracts to establish long positions in 3 to 5 year TIPS.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	98.4%
Others (each less than 1.0%)	0.3
Short-Term Investment	1.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 28, 2011. The Fund’s composition is subject to change.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2011

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	9/1/05
Without Sales Charge		6.34%	3.74%	3.18%
With Sales Charge*		2.37	2.94	2.46
CLASS C SHARES	9/1/05
Without CDSC		5.76	3.20	2.66
With CDSC**		4.76	3.20	2.66
INSTITUTIONAL CLASS SHARES	9/1/05	6.75	4.14	3.60
SELECT CLASS SHARES	9/1/05	6.57	3.97	3.44

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/1/05 TO 2/28/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 1, 2005.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Real Return Fund, Barclays Capital U.S. TIPS Index and Lipper Treasury Inflation-Protected Securities Funds Index from September 1, 2005 to February 28, 2011. The performance of the indices reflects an initial investment at the end of the month preceding the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. TIPS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Treasury Inflation-Protected Securities Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities. The Lipper Treasury Inflation-Protected Securities Funds Index is an index based on total returns of the 30 largest mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a minimum investment of $1,000,000 and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	11

JPMorgan Strategic Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	6.92%
Barclays Capital U.S. Universal Index	5.75%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.14%

Net Assets as of 2/28/2011 (In Thousands)	$13,011,216
Duration as of 2/28/2011	1.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Strategic Income Opportunities Fund (the “Fund”) seeks to provide high total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to a benchmark during the reporting period. The Fund attempts to provide a positive total return in diverse market environments and accordingly, the Fund was not forced to meet target benchmark weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to a benchmark, its return was compared to the Barclays Capital U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which was added as a secondary benchmark during the reporting period. For the twelve months ended February 28, 2011, the Fund (Select Class Shares) outperformed the Barclays Capital U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

WHAT FACTORS CONTRIBUTED TO THE FUND’S ABSOLUTE RETURN?

The Fund obtained long exposure to the high yield bond (also known as junk bonds) market through derivatives and the purchase of high yield securities, which contributed strongly to the Fund’s absolute return. The high yield market was supported by strong corporate balance sheets, improving corporate revenue and a robust primary issuance market, which provided companies with access to liquidity and the ability to roll over debt at attractive levels. The Fund’s non-agency mortgage-backed securities also contributed to the Fund’s absolute return during the reporting period. Supply for non-agency mortgage-backed securities continued to decline, while demand was strong due to the sector’s high yield relative to other areas of the fixed income market. This favorable environment helped support the non-agency mortgage-backed securities market during the reporting period and the Fund’s holdings benefited.

WHAT FACTORS DETRACTED FROM THE FUND’S ABSOLUTE RETURN?

The Fund established a short position in the commercial mortgage-backed securities (“CMBS”) market, as the Fund’s portfolio managers believed that this market had weak fundamentals. However, an extremely favorable supply/demand environment for CMBS led to their strong performance and hurt the Fund’s short position. Given this positive supply and demand environment, the Fund’s portfolio managers adjusted the Fund’s allocation to CMBS, decreasing the Fund’s short position in the latter half of the reporting period. While this positioning change helped offset prior losses from the Fund’s short position, the Fund’s CMBS investments were still a net detractor from the Fund’s absolute return during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund, which has the capability to be 100% invested in cash, had an average cash position of 51% during the reporting period, which was tactically held by the Fund to maintain a high level of liquidity in order to take advantage of attractive investment opportunities as they are identified by the Fund’s portfolio managers. The Fund was overweight the high yield, non-agency mortgage and investment grade corporate credit sectors and underweight the emerging markets debt and sovereign debt sectors. In addition, the Fund employed “yield curve flatteners” during the reporting period, a strategy designed to provide exposure to narrowing yield spreads between similar bonds with different maturities. This strategy was used to position the Fund to gain from narrowing yield spreads between 5-year U.S. Treasuries and 30-year U.S Treasuries.

When the Fund’s portfolio managers believed that credit default swaps (“CDS”) were attractively valued, they used these instruments to initiate long and short exposures in areas of the fixed income market. The Fund increased its use of CDS toward the end of the reporting period, using them to gain long exposure to the 1-3 year segment of the high yield bond market, where the Fund’s portfolio managers found, in their view, attractive investment opportunities. The Fund also used interest-rate derivatives during the reporting period, mainly to manage the Fund’s exposure to potential changes in interest rates.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

When derivatives were used as a substitute for securities, the Fund kept cash invested in money market instruments to help support those positions. As of the end of the reporting period, this was approximately 16% of the Fund’s money market exposure.

PORTFOLIO COMPOSITION***
Corporate Bonds	23.8%
Collateralized Mortgage Obligations	5.5
Loan Participations & Assignments	3.8
Mortgage Pass-Through Securities	2.1
U.S. Treasury Obligations	1.1
Others (each less than 1.0%)	2.4
Short-Term Investments	61.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 28, 2011. The Fund’s composition is subject to change.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	13

JPMorgan Strategic Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2011

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	10/13/08
Without Sales Charge		6.70%	12.46%
With Sales Charge*		2.70	10.67
CLASS C SHARES	10/13/08
Without CDSC		6.10	11.93
With CDSC**		5.10	11.93
CLASS R5 SHARES	10/13/08	7.14	13.00
SELECT CLASS SHARES	10/13/08	6.92	12.76

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (10/13/08 TO 2/28/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on October 13, 2008.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Strategic Income Opportunities Fund, the Barclays Capital U.S. Universal Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, the Strategic Income Opportunities Custom Benchmark and the Lipper Multi-Sector Income Funds Index from October 13, 2008 to February 28, 2011. The performance of the Lipper Multi-Sector Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Universal Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Strategic Income Opportunities Custom Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the Lipper Multi-Sector Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S.

High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The Strategic Income Opportunities Custom Benchmark is comprised of 33% Barclays Capital Government Bond Index, 33% Merrill Lynch High Yield Master II Index and 33% Barclays Capital Global Aggregate Index (ex-USD). The Lipper Multi-Sector Income Funds Index represents the total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the commencement of operations date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

JPMorgan Total Return Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	9.49%
Barclays Capital U.S. Aggregate Index	4.93%

Net Assets as of 2/28/2011 (In Thousands)	$304,968
Duration as of 2/28/2011	5.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Total Return Fund (the “Fund”) seeks to provide high total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) outperformed the Barclays Capital U.S. Aggregate Index (the “Benchmark”) for the twelve months ended February 28, 2011.

The Fund’s overweight exposure to high yield securities (also known as junk bonds) contributed strongly to the Fund’s relative performance versus the Benchmark. The high yield market was supported by strong corporate balance sheets, improving corporate revenue and a robust primary issuance market, which provided companies with access to liquidity and the ability to roll over debt at attractive levels. The Fund’s non-agency mortgage-backed securities also contributed to the Fund’s relative performance during the reporting period. Supply for non-agency mortgage-backed securities continued to decline, while demand was strong due to the sector’s high yield relative to other areas of the fixed income market. This favorable environment helped support the non-agency mortgage-backed securities market during the reporting period. The Fund’s investments in asset-backed securities also contributed to the Fund’s relative performance versus the Benchmark during the reporting period.

The Fund established a short position in the commercial mortgage-backed securities (“CMBS”) market, as the Fund’s portfolio managers believed that this market had weak fundamentals. However, an extremely favorable supply/demand environment for CMBS led to their strong performance and hurt the Fund’s short position. Given this positive supply and demand environment, the Fund’s portfolio managers adjusted the Fund’s allocation to CMBS, bringing it to a near neutral weight in the latter half of the reporting period. While this positioning change helped offset prior losses from the Fund’s short position, the Fund’s CMBS investments were still a net detractor from the Fund’s relative performance during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund was overweight the high yield, non-agency mortgage and investment grade corporate credit sectors and underweight the emerging markets debt and sovereign debt sectors.

In addition, the Fund employed “yield curve flatteners” during the reporting period, a strategy designed to provide exposure to narrowing yield spreads between similar bonds with different maturities. This strategy was used to position the Fund to gain from narrowing yield spreads between 5-year U.S. Treasuries and 30-year U.S Treasuries.

The Fund’s portfolio managers used credit default swaps (“CDS”) to initiate long exposures (overweights) in areas of the market that they believed were attractively valued and short positions (underweights) in areas that they felt were not attractive from a valuation perspective. The Fund increased its use of CDS toward the end of the reporting period, using them to gain long exposure to the 1-3 year segment of the high yield bond market, where the Fund’s portfolio managers found, in their view, attractive investment opportunities. The Fund also used interest-rate derivatives during the reporting period, mainly to manage the Fund’s exposure to potential changes in interest rates. When derivatives were used as a substitute for securities, the Fund kept cash invested in money market instruments to help support those positions.

PORTFOLIO COMPOSITION***
Corporate Bonds	28.4%
Mortgage Pass-Through Securities	25.5
Collateralized Mortgage Obligations	8.2
U.S. Treasury Obligations	6.8
Asset-Backed Securities	6.6
U.S. Government Agency Securities	5.7
Commercial Mortgage-Backed Securities	3.6
Others (each less than 1.0%)	0.7
Short-Term Investments	14.5

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total long investments as of February 28, 2011. The Fund’s composition is subject to change.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	15

JPMorgan Total Return Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2011

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	6/16/08
Without Sales Charge		9.44%	9.70%
With Sales Charge*		5.38	8.16
CLASS C SHARES	6/16/08
Without CDSC		8.78	9.02
With CDSC**		7.78	9.02
CLASS R5 SHARES	6/16/08	9.51	9.92
SELECT CLASS SHARES	6/16/08	9.49	9.81

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/16/08 TO 2/28/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 16, 2008.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Total Return Fund, the Barclays Capital U.S. Aggregate Index and the Lipper Intermediate Investment Grade Debt Funds Index from June 16, 2008 to February 28, 2011. The performance of the Lipper Intermediate Investment Grade Debt Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Investment Grade Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the

Fund. The Barclays Capital U.S. Aggregate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) passthroughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). The Lipper Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — 64.4%
	Consumer Discretionary — 7.4%
	Broadcasting & Cable TV — 1.4%
125	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	151

	Gaming — 0.7%
75	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 05/01/20	79

	Hotels, Restaurants & Leisure — 0.5%
50	Speedway Motorsports, Inc., 6.750%, 02/01/19 (e)	51

	Household Durables — 1.0%
100	D.R. Horton, Inc., 5.625%, 01/15/16	102

	Media — 3.0%
75	Belo Corp., 8.000%, 11/15/16	82
50	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	54
150	News America Holdings, Inc., 8.450%, 08/01/34	181

		317

	Multiline Retail — 0.8%
75	QVC, Inc., 7.500%, 10/01/19 (e)	80

	Total Consumer Discretionary	780

	Consumer Staples — 3.9%
	Beverages — 1.0%
100	Constellation Brands, Inc., 7.250%, 05/15/17	108

	Food & Staples Retailing — 0.5%
50	Ingles Markets, Inc., 8.875%, 05/15/17	54

	Food Products — 2.4%
200	Cargill, Inc., 7.375%, 10/01/25 (e)	245

	Total Consumer Staples	407

	Energy — 2.6%
	Energy Equipment & Services — 1.8%
100	Gibson Energy ULC/GEP Midstream Finance Corp., (Canada), 11.750%, 05/27/14	112
75	Pride International, Inc., 6.875%, 08/15/20	84

		196

	Oil, Gas & Consumable Fuels — 0.8%
75	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 03/15/20	80

	Total Energy	276

	Financials — 25.2%
	Capital Markets — 6.0%
200	Bank of New York Mellon Corp. (The), 3.100%, 01/15/15	206

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
200	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	197
200	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	222

		625

	Commercial Banks — 1.0%
100	Bank of America Corp., VAR, 8.000%, 01/30/18 (x)	106

	Consumer Finance — 5.5%
150	American Express Co., 7.250%, 05/20/14	172
200	American Honda Finance Corp., 3.500%, 03/16/15 (e)	203
175	Ford Motor Credit Co. LLC, 8.125%, 01/15/20	200

		575

	Diversified Financial Services — 5.7%
200	BP Capital Markets plc, (United Kingdom), 3.875%, 03/10/15	210
77	ERAC USA Finance LLC, 2.250%, 01/10/14 (e)	77
200	General Electric Capital Corp., 6.875%, 01/10/39	225
75	International Lease Finance Corp., 8.875%, 09/01/17	86

		598

	Insurance — 4.4%
100	American International Group, Inc., VAR, 8.175%, 05/15/58	110
100	Liberty Mutual Group, Inc., VAR, 10.750%, 06/15/58 (e)	130
200	Metropolitan Life Global Funding I, 5.125%, 06/10/14 (e)	217

		457

	Real Estate Investment Trusts (REITs) — 2.6%
100	DuPont Fabros Technology LP, 8.500%, 12/15/17	110
60	HCP, Inc., 3.750%, 02/01/16	61
100	Host Hotels & Resorts, Inc., 6.000%, 11/01/20	100

		271

	Total Financials	2,632

	Health Care — 3.9%
	Health Care Providers & Services — 2.0%
100	HCA, Inc., 7.875%, 02/15/20	110
100	Omnicare, Inc., 7.750%, 06/01/20	107

		217

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	17

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Pharmaceuticals — 1.9%
200	Merck & Co., Inc., 3.875%, 01/15/21	196

	Total Health Care	413

	Industrials — 3.5%
	Aerospace & Defense — 0.7%
75	Esterline Technologies Corp., 6.625%, 03/01/17	78

	Airlines — 1.6%
163	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	164

	Commercial Services & Supplies — 1.2%
100	Browning-Ferris Industries, Inc., 9.250%, 05/01/21	125

	Total Industrials	367

	Information Technology — 2.1%
	Software — 2.1%
200	Oracle Corp., 5.750%, 04/15/18	225

	Materials — 4.6%
	Chemicals — 0.8%
75	PolyOne Corp., 7.375%, 09/15/20	80

	Construction Materials — 1.0%
100	CRH America, Inc., 6.000%, 09/30/16	108

	Metals & Mining — 0.7%
75	FMG Resources August 2006 Pty Ltd., (Australia), 7.000%, 11/01/15 (e)	78

	Paper & Forest Products — 2.1%
100	Georgia-Pacific LLC, 7.750%, 11/15/29	110
100	Verso Paper Holdings LLC/Verso Paper, Inc., 11.500%, 07/01/14	110

		220

	Total Materials	486

	Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 2.4%
100	BellSouth Corp., 6.875%, 10/15/31	110
125	Windstream Corp., 7.875%, 11/01/17	136

		246

	Wireless Telecommunication Services — 0.7%
75	Nextel Communications, Inc., 7.375%, 08/01/15	75

	Total Telecommunication Services	321

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utilities — 8.1%
	Electric Utilities — 4.1%
200	Connecticut Light & Power Co. (The), 6.350%, 06/01/36	222
200	Spectra Energy Capital LLC, 5.500%, 03/01/14	217

		439

	Gas Utilities — 2.4%
200	Atmos Energy Corp., 8.500%, 03/15/19	251

	Independent Power Producers & Energy Traders — 1.6%
150	Calpine Construction Finance Co., LP & CCFC Finance Corp., 8.000%, 06/01/16 (e)	163

	Total Utilities	853

	Total Corporate Bonds (Cost $6,722)	6,760

	Foreign Government Security — 2.8%
250	Province of Quebec, (Canada), 6.350%, 01/30/26 (Cost $306)	296

	Municipal Bonds — 3.9% (t)
	Illinois — 0.9%
100	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	97

	New York — 1.0%
100	New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.375%, 06/15/43	101

	Oklahoma — 1.0%
100	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	107

	Washington — 1.0%
100	City of Seattle, Light & Power Imrovement, Series A, Rev., 5.250%, 02/01/33	104

	Total Municipal Bonds (Cost $400)	409

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 27.9%
	Investment Companies — 27.9%
2,731	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (m)	2,731
200	JPMorgan U.S. Government Money Market Fund, Capital Class Shares, 0.030% (b) (l)	200

	Total Short-Term Investments (Cost $2,931)	2,931

	Total Investments —99.0% (Cost $10,359)	10,396
	Other Assets in Excess of Liabilities — 1.0%	101

	NET ASSETS — 100.0%	$10,497

Percentages indicated are based on net assets.

Credit Default Swaps—Sell Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 2/28/11 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Barclays Bank plc:
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	4.360%	$250	$5	$31
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	12/20/12	13.609	250	(31)	85
Citibank, N.A.:
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	7.215	200	(9)	7
Deutsche Bank AG, New York:
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	7.455	50	(3)	3
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/11	8.503	200	2	6
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	5.913	250	(3)	14
Union Bank of Switzerland AG:
Assured Guaranty U.S. Holding., 7.000%, 06/01/34	5.000% quarterly	03/20/12	3.817	200	4	(1)

					$(35)	$145

[1]	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	19

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

	Corporate Bonds — 17.7%
		Argentina — 0.6%
	1,000	Empresa Distribuidora Y Comercializadora Norte, 9.750%, 10/25/22 (e) (m)	1,055
	1,640	WPE International Cooperatief UA, 10.375%, 09/30/20 (e) (m)	1,689

			2,744

		Brazil — 2.5%
		Banco Cruzeiro do Sul S.A.,
	1,200	8.250%, 01/20/16 (e) (m)	1,176
	2,289	8.875%, 09/22/20 (e) (m)	2,210
	1,060	Centrais Eletricas Brasileiras S.A., 6.875%, 07/30/19 (e) (m)	1,171
	590	Gerdau Holdings, Inc., 7.000%, 01/20/20 (e) (m)	652
	1,490	JBS Finance II Ltd., 8.250%, 01/29/18 (e) (m)	1,505
BRL	10,055	Lehman Brothers Holdings, Inc., CLN, 10.000%, 01/03/12 (linked to Brazilian Real Notes, 10.000%, 01/03/12; credit rating BBB+) (d) (f) (i)	1,518
	1,200	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21 (e) (m)	1,256
	730	Rearden G Holdings EINS GmbH, 7.875%, 03/30/20 (e)	770
	1,457	Virgolino de Oliveira Finance Ltd., 10.500%, 01/28/18 (e)	1,515

			11,773

		Chile — 1.1%
	693	Celulosa Arauco y Constitucion S.A., 5.000%, 01/21/21 (e) (m)	666
	2,400	Cencosud S.A., 5.500%, 01/20/21 (e) (m)	2,332
	2,270	Inversiones Alsacia S.A., 8.000%, 08/18/18 (e) (m)	2,239

			5,237

		China — 0.4%
	2,026	Country Garden Holdings Co., 11.125%, 02/23/18 (e) (m)	2,022

		Colombia — 0.4%
	1,630	Ecopetrol S.A., 7.625%, 07/23/19 (m)	1,887

		Dominican Republic — 0.2%
	1,000	AES Andres Dominicana/Itabo Dominicana, 9.500%, 11/12/20 (e) (m)	1,073

		Egypt — 0.2%
	770	Nile Finance Ltd., Reg. S., 5.250%, 08/05/15	732

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Indonesia — 0.6%
	Majapahit Holding B.V.,
910	7.750%, 01/20/20 (e) (m)	1,026
1,780	Reg. S., 7.750%, 01/20/20	2,003

		3,029

	Kazakhstan — 3.2%
2,755	BTA Bank JSC, SUB, 10.750%, 07/01/18 (e)	2,941
450	Development Bank of Kazakhstan JSC, 6.000%, 03/23/26	401
1,020	Kazakhstan Temir Zholy Finance B.V., 6.375%, 10/06/20 (e) (m)	1,066
	KazMunayGas National Co.,
5,295	6.375%, 04/09/21 (e) (m)	5,420
3,928	Reg. S., 8.375%, 07/02/13	4,330
486	Reg. S., 9.125%, 07/02/18	587

		14,745

	Mexico — 2.3%
1,430	Cemex S.A.B. de C.V., 9.000%, 01/11/18 (e)	1,480
2,280	Empresas ICA S.A.B de C.V., 8.900%, 02/04/21 (e) (m)	2,337
	Pemex Project Funding Master Trust,
1,508	5.750%, 03/01/18	1,579
330	6.625%, 06/15/35 (m)	329
2,135	6.625%, 06/15/35	2,129
2,690	Petroleos Mexicanos, 6.000%, 03/05/20 (m)	2,811

		10,665

	Peru — 0.3%
1,500	Banco de Credito del Peru, 5.375%, 09/16/20 (e) (m)	1,440

	Philippines — 0.4%
	Power Sector Assets & Liabilities Management,
691	7.250%, 05/27/19 (e) (m)	792
810	7.390%, 12/02/24 (e) (m)	928

		1,720

	Qatar — 0.3%
	Qtel International Finance Ltd.,
310	5.000%, 10/19/25 (e)	273
1,180	Reg. S., 4.750%, 02/16/21 (m)	1,103

		1,376

	Russia — 2.2%
1,980	Alfa Bank OJSC Via Alfa Bond Issuance plc, 7.875%, 09/25/17 (e) (m)	2,044
970	Lukoil International Finance B.V., 7.250%, 11/05/19 (e) (m)	1,055

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Russia — Continued
	RSHB Capital S.A. for OJSC Russian Agricultural Bank,
2,830	7.125%, 01/14/14 (e) (m)	3,048
820	9.000%, 06/11/14 (e) (m)	937
1,920	SCF Capital Ltd., 5.375%, 10/27/17 (e) (m)	1,885
1,100	VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Reg. S., 9.125%, 04/30/18	1,249

		10,218

	South Africa — 1.0%
2,200	Edcon Proprietary Ltd., 9.500%, 03/01/18 (e)	2,184
2,320	Eskom Holdings Ltd., 5.750%, 01/26/21 (e) (m)	2,314

		4,498

	Thailand — 0.3%
1,259	True Move Co. Ltd., Reg. S., 10.375%, 08/01/14	1,341

	Ukraine — 0.9%
1,008	MHP S.A., 10.250%, 04/29/15 (e) (m)	1,076
355	NAK Naftogaz Ukraine, 9.500%, 09/30/14	386
2,240	SPV Credit Finance plc, for CJSC Privatbank, 9.375%, 09/23/15	2,229
430	Ukreximbank Via Biz Finance PL, Reg. S., 8.375%, 04/27/15	445

		4,136

	United Arab Emirates — 0.4%
	Dubai Electricity & Water Authority,
670	7.375%, 10/21/20 (e) (m)	626
620	8.500%, 04/22/15 (e) (m)	658
460	IPIC GMTN Ltd., 5.000%, 11/15/20 (e) (m)	441

		1,725

	Venezuela — 0.4%
3,015	Petroleos de Venezuela S.A., 8.500%, 11/02/17 (e) (m)	2,050

	Total Corporate Bonds (Cost $84,552)	82,411

	Foreign Government Securities — 78.4%
	Argentina — 4.5%
1,454	Provincia de Cordoba, 12.375%, 08/17/17 (e) (m)	1,509
	Republic of Argentina,
ARS 8,478	VAR, 0.000%, 12/31/33 (m)	3,453
5,870	VAR, 1.683%, 08/03/12 (m)	1,400
56	SUB, 2.500%, 12/31/38	23

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Argentina — Continued
11,145	SUB, 2.500%, 12/31/38 (m)	4,626
490	7.000%, 09/12/13 (m)	493
330	8.280%, 12/31/33 (m)	281
6,820	8.750%, 06/02/17	6,877
14,841	VAR, 0.000%, 12/15/35 (m)	2,189

		20,851

	Belarus — 0.2%
890	Republic of Belarus, 8.750%, 08/03/15	876

	Belize — 0.2%
1,053	Government of Belize, Reg. S., SUB, 6.000%, 02/20/29	895

	Brazil — 9.2%
	Banco Nacional de Desenvolvimento Economico e Social,
1,000	6.369%, 06/16/18 (e) (m)	1,083
2,251	6.500%, 06/10/19 (e) (m)	2,447
	Federal Republic of Brazil,
BRL 2,370	6.000%, 05/15/13 (m)	2,857
875	7.875%, 03/07/15 (m)	1,044
7,950	8.000%, 01/15/18 (m)	9,322
11,851	8.250%, 01/20/34 (m)	15,525
1,015	8.750%, 02/04/25 (m)	1,368
2,420	8.875%, 04/15/24 (m)	3,267
2,038	12.250%, 03/06/30 (m)	3,607
BRL 3,395	12.500%, 01/05/22	2,398

		42,918

	Colombia — 1.9%
1,400	Citigroup Funding, Inc., CLN, 11.000%, 07/24/20 (linked to Colombian Government Bond, 11.000%, 07/24/20; credit rating BBB+) (e) (f) (i)	1,265
	Republic of Colombia,
3,600	7.375%, 09/18/37	4,267
COP 2,461,000	7.750%, 04/14/21	1,363
1,550	8.125%, 05/21/24	1,953

		8,848

	Croatia — 0.9%
	Republic of Croatia,
2,350	6.625%, 07/14/20 (e) (m)	2,416
350	6.625%, 07/14/20 (e)	367
1,295	Reg. S., 6.625%, 07/14/20	1,334

		4,117

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	21

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — Continued
	Dominican Republic — 0.0% (g)
10	Government of Dominican Republic, Reg. S., 9.500%, 09/27/11	10

	Ecuador — 0.1%
672	Republic of Ecuador, Reg. S., 9.375%, 12/15/15	662

	Egypt — 0.6%
3,173	Republic of Egypt, 5.750%, 04/29/20 (e) (m)	2,935

	El Salvador — 0.4%
	Republic of El Salvador,
1,660	8.250%, 04/10/32 (e) (m)	1,818

	Ghana — 1.1%
1,030	Barclays Bank plc, CLN, 19.000%, 01/20/13 (linked to Government of Ghana 3-Year Bond, 19.000%, 01/14/13; credit rating B) (e) (f) (i)	1,074
2,610	Citigroup Funding, Inc., CLN, 13.300%, 10/02/13 (linked to Government of Ghana 3-Year Bond, 13.300%, 10/02/13; credit rating B) (e) (f) (i)	2,563
950	Citigroup Funding, Inc., CLN, 14.990%, 03/13/13 (linked to Government of Ghana 3-Year Bond, 14.990%, 03/11/13; credit rating B) (e) (f) (i)	902
430	Republic of Ghana, Reg. S., 8.500%, 10/04/17	465

		5,004

	Hungary — 0.9%
3,983	Republic of Hungary, 6.250%, 01/29/20	4,068

	Indonesia — 3.4%
374	Citigroup Funding, Inc., CLN, 14.250%, 06/19/13 (linked to Indonesia Government Bond, 14.250%, 06/15/13; credit rating BB+) (e) (f) (i)	359
790	Deutsche Bank AG, London Branch, CLN, 11.500%, 09/23/19 (linked to Indonesia Government Bond, 11.500%, 09/15/19; credit rating BB+) (e) (f) (i)	1,067
410	Deutsche Bank AG, London Branch, CLN, 14.275%, 12/22/13 (linked to Indonesia Government Bond, 14.275%, 12/22/13; credit rating BB+) (e) (f) (i)	547
450	Deutsche Bank AG, London Branch, CLN, 15.000%, 07/20/18 (linked to Indonesia Government Bond, 15.000%, 07/15/18; credit rating BB+) (e) (f) (i)	699
	Republic of Indonesia,
2,580	6.875%, 01/17/18 (e) (m)	2,938
1,400	Reg. S., 7.500%, 01/15/16	1,628

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Indonesia — Continued
3,992	Reg. S., 8.500%, 10/12/35	5,150
2,430	Reg. S., 11.625%, 03/04/19	3,505

		15,893

	Iraq — 0.1%
719	Republic of Iraq, Reg. S., 5.800%, 01/15/28	629

	Lithuania — 1.6%
	Republic of Lithuania,
6,676	5.125%, 09/14/17 (e) (m)	6,544
732	Reg. S., 5.125%, 09/14/17	714

		7,258

	Mexico — 9.5%
	United Mexican States,
MXN 3,570	4.563%, 11/22/35 (m)	1,450
1,500	5.125%, 01/15/20	1,572
17,150	5.625%, 01/15/17	18,907
4,000	5.875%, 02/17/14	4,410
3,640	5.950%, 03/19/19	4,035
4,606	6.050%, 01/11/40 (m)	4,710
1,775	6.750%, 09/27/34	1,999
1,621	7.500%, 04/08/33	1,986
MXN 57,900	8.000%, 12/17/15 (m)	5,036

		44,105

	Nigeria — 0.4%
1,970	Republic of Nigeria, 6.750%, 01/28/21 (e)	1,928

	Pakistan — 0.1%
664	Republic of Pakistan, Reg. S., 7.125%, 03/31/16	573

	Panama — 2.0%
	Republic of Panama,
2,530	7.250%, 03/15/15	2,928
2,315	8.875%, 09/30/27	3,125
2,490	9.375%, 04/01/29	3,487

		9,540

	Peru — 3.4%
1,057	IIRSA Norte Finance Ltd., Reg. S., 8.750%, 05/30/24	1,163
	Republic of Peru,
PEN 13,915	Reg. S., 6.900%, 08/12/37	5,013
PEN 3,820	Reg. S., 6.950%, 08/12/31	1,394
4,420	7.350%, 07/21/25	5,337
2,200	8.750%, 11/21/33	3,017

		15,924

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — Continued
	Philippines — 4.0%
	Republic of Philippines,
1,850	6.375%, 10/23/34	1,952
600	7.500%, 09/25/24	722
5,390	7.750%, 01/14/31	6,568
780	8.375%, 06/17/19	991
600	9.500%, 02/02/30	851
3,500	9.875%, 01/15/19	4,755
1,920	10.625%, 03/16/25	2,894

		18,733

	Qatar — 0.2%
1,112	State of Qatar, Reg. S., 5.250%, 01/20/20	1,134

	Russia — 12.0%
	Russian Federation,
1,000	Reg. S., 3.625%, 04/29/15	1,002
42,588	Reg. S., SUB, 7.500%, 03/31/30	49,296
RUB 65,000	7.850%, 03/10/18 (e)	2,251
1,290	Reg. S., 11.000%, 07/24/18	1,812
1,060	Reg. S., 12.750%, 06/24/28	1,844

		56,205

	Serbia — 0.2%
788	Republic of Serbia, Reg. S., SUB, 6.750%, 11/01/24	788

	South Africa — 2.2%
	Republic of South Africa,
360	5.500%, 03/09/20 (m)	379
1,950	5.500%, 03/09/20	2,047
850	5.875%, 05/30/22	903
ZAR 39,265	13.500%, 09/15/15	6,858

		10,187

	Sri Lanka — 0.7%

3,276	Republic of Sri Lanka, 6.250%, 10/04/20 (e) (m)	3,227

	Turkey — 7.5%
	Republic of Turkey,
3,430	6.750%, 04/03/18	3,765
1,970	6.750%, 05/30/40	1,977
1,050	6.875%, 03/17/36	1,076
3,000	7.000%, 09/26/16	3,349
1,500	7.000%, 03/11/19	1,667
1,500	7.250%, 03/15/15	1,684
4,812	7.250%, 03/05/38	5,155
7,057	7.500%, 07/14/17	8,062

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Turkey — Continued
2,572	7.500%, 11/07/19	2,941
4,760	8.000%, 02/14/34	5,534

		35,210

	Ukraine — 1.2%
	Government of Ukraine,
2,149	Reg. S., 6.580%, 11/21/16	2,119
3,617	6.875%, 09/23/15 (e) (m)	3,670

		5,789

	Uruguay — 2.2%
	Republic of Uruguay,
UYU 33,150	4.763%, 06/26/37	2,249
UYU 28,700	5.572%, 04/05/27	2,176
2,210	7.625%, 03/21/36	2,597
2,084	8.000%, 11/18/22	2,568
560	9.250%, 05/17/17	714

		10,304

	Venezuela — 7.7%
3,508	Petroleos de Venezuela S.A., 5.375%, 04/12/27	1,605
	Republic of Venezuela,
11,771	Reg. S., 5.750%, 02/26/16	8,357
8,763	Reg. S., 6.000%, 12/09/20	5,017
14,467	Reg. S., 7.750%, 10/13/19	9,547
8,870	Reg. S., 9.000%, 05/07/23	5,899
4,800	Reg. S., 9.250%, 05/07/28	3,144
2,625	Reg. S., 12.750%, 08/23/22	2,212

		35,781

	Total Foreign Government Securities (Cost $365,210)	366,210

	Supranational — 0.6%
2,580	Eurasian Development Bank, 7.375%, 09/29/14 (e) (m) (Cost $2,680)	2,828

	U.S. Treasury Obligation — 0.2%
700	U.S. Treasury Note, 1.000%, 08/31/11 (k) (m) (Cost $702)	703

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	23

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 1.9%
	Investment Company — 1.9%
8,688	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% † (b) (l) (m) (Cost $8,688)	8,688

	Total Investments — 98.8% (Cost $461,832)	460,840
	Other Assets in Excess of Liabilities — 1.2%	5,844

	NET ASSETS — 100.0%	$466,684

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,140,000	BRL	Westpac Banking Corp.	03/16/11	4,138	4,280	142
1,115,660,000 2,192,150,000	CLP CLP	Barclays Bank plc Credit Suisse International	03/16/11 03/16/11	2,254 4,522	2,342 4,601	88 79
29,667,160 27,640,000 29,667,160 27,990,000	CNY CNY CNY CNY	Credit Suisse International Deutsche Bank AG Credit Suisse International Westpac Banking Corp.	06/15/11 06/15/11 12/21/11 12/21/11	4,548 4,188 4,597 4,298	4,525 4,216 4,548 4,292	(23 28 (49 (6	) ) )
4,150,325,000	COP	Morgan Stanley	03/16/11	2,248	2,183	(65)
39,091,000 40,952,000 39,091,552	CZK CZK CZK	Barclays Bank plc Credit Suisse International Deutsche Bank AG	03/16/11 03/16/11 03/16/11	2,237 2,304 2,238	2,216 2,321 2,216	(21 17 (22	) )
3,387,193 3,300,000 4,982,870 3,774,389	EUR EUR EUR EUR	Barclays Bank plc Citibank, N.A. Credit Suisse International Deutsche Bank AG	03/16/11 03/16/11 03/16/11 03/16/11	4,536 4,504 6,723 5,092	4,673 4,553 6,875 5,208	137 49 152 116
24,800,000,000 30,369,454,326	IDR IDR	Barclays Bank plc Credit Suisse International	03/16/11 03/16/11	2,808 3,345	2,804 3,435	(4 90)
16,249,615	ILS	Deutsche Bank AG	03/16/11	4,520	4,482	(38)
203,366,195	INR	Barclays Bank plc	03/16/11	4,435	4,480	45
6,388,250,000 2,575,000,000 1,000,000,000	KRW KRW KRW	BNP Paribas Merrill Lynch International Union Bank of Switzerland AG	03/16/11 03/16/11 03/16/11	5,650 2,335 863	5,655 2,280 885	5 (55 22)
50,480,610 52,031,519 27,527,000	MXN MXN MXN	Barclays Bank plc Citibank, N.A. Royal Bank of Scotland	03/16/11 03/16/11 03/16/11	4,063 4,193 2,266	4,165 4,293 2,271	102 100 5
6,834,130	MYR	Credit Suisse International	03/16/11	2,232	2,238	6
200,660,000	PHP	Barclays Bank plc	03/16/11	4,543	4,602	59
12,800,000	PLN	Deutsche Bank AG	03/16/11	4,358	4,457	99
65,000,000 132,000,000	RUB RUB	Deutsche Bank AG Barclays Bank plc	03/10/11 03/16/11	2,235 4,470	2,250 4,567	15 97

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,895,475	SGD	Deutsche Bank AG	03/16/11	2,263	2,277	14
131,301,491	THB	Merrill Lynch International	03/16/11	4,364	4,292	(72)
65,790,000 124,034,904	TWD TWD	Barclays Bank plc Credit Suisse International	03/16/11 03/16/11	2,279 4,111	2,212 4,171	(67 60)
29,500,000 17,366,000	ZAR ZAR	Citibank, N.A. Deutsche Bank AG	03/16/11 03/16/11	4,039 2,585	4,227 2,489	188 (96)
				130,384	131,581	1,197

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,140,000 7,200,000	BRL BRL	Barclays Bank plc Merrill Lynch International	03/16/11 03/16/11	4,210 4,245	4,280 4,316	(70 (71	) )
3,307,810,000	CLP	Merrill Lynch International	03/16/11	6,731	6,943	(212)
27,640,000 27,990,000	CNY CNY	Credit Suisse International Credit Suisse International	06/15/11 12/21/11	4,228 4,326	4,217 4,292	11 34
4,150,325,000	COP	Credit Suisse International	03/16/11	2,204	2,183	21
78,182,552	CZK	Credit Suisse International	03/16/11	4,428	4,432	(4)
4,114,000 6,173,552 7,362,277 800,840	EUR EUR EUR EUR	Barclays Bank plc Credit Suisse International Deutsche Bank AG CitiBank, N.A.	03/16/11 03/16/11 03/16/11 03/16/11	5,601 8,176 9,981 1,051	5,676 8,518 10,158 1,105	(75 (342 (177 (54	) ) ) )
24,800,000,000 20,148,946,020 10,220,508,306	IDR IDR IDR	Barclays Bank plc Deutsche Bank AG Merrill Lynch International	03/16/11 03/16/11 03/16/11	2,703 2,197 1,119	2,805 2,278 1,155	(102 (81 (36	) ) )
16,249,615	ILS	Deutsche Bank AG	03/16/11	4,442	4,481	(39)
152,111,260 51,254,935	INR INR	Barclays Bank plc Merrill Lynch International	03/16/11 03/16/11	3,315 1,116	3,351 1,129	(36 (13	) )
27,554,000 77,271,519 25,240,610 27,527,000	MXN MXN MXN MXN	Barclays Bank plc Credit Suisse International HSBC Bank, N.A. Merrill Lynch International	03/16/11 03/16/11 03/16/11 03/16/11	2,263 6,228 1,993 2,270	2,274 6,376 2,083 2,271	(11 (148 (90 (1	) ) ) )
6,834,130	MYR	Credit Suisse International	03/16/11	2,237	2,238	(1)
9,350,000	PEN	Merrill Lynch International	06/15/11	3,361	3,367	(6)
200,660,000	PHP	Barclays Bank plc	03/16/11	4,566	4,602	(36)
12,800,000	PLN	Citibank, N.A.	03/16/11	4,486	4,458	28
2,895,475	SGD	Deutsche Bank AG	03/16/11	2,263	2,276	(13)
65,651,000 65,650,491	THB THB	Barclays Bank plc Deutsche Bank AG	03/16/11 03/16/11	2,136 2,127	2,146 2,147	(10 (20	) )
189,824,904	TWD	Credit Suisse International	03/16/11	6,369	6,383	(14)
36,266,000 10,600,000	ZAR ZAR	Barclays Bank plc State Street Corp.	03/16/11 03/16/11	5,261 1,561	5,197 1,520	64 41
				117,194	118,657	(1,463)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	25

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 02/28/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
27	30 Year U.S. Treasury Bond	06/21/11	3,249	11
96	2 Year U.S. Treasury Note	06/30/11	20,957	19
37	5 Year U.S. Treasury Note	06/30/11	4,327	8
	Short Futures Outstanding
(157)	10 Year U.S. Treasury Note	06/21/11	(18,690)	(36)

				2

Credit Default Swaps—Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 2/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc
Republic of Kazakhstan, 11.125% 05/11/07	10.920% semi-annually	11/20/13	1.175%	1,750	(510)	—
Russian Federation, 7.500% 03/31/30	0.475% semi-annually	04/20/12	0.545	530	—	—
Citibank, N.A.
Republic of Colombia, 10.375% 01/28/33	2.150% semi-annually	09/20/14	1.023	790	(39)	—
Republic of Korea, 4.875% 09/22/14	1.000% quarterly	03/20/16	1.015	2,500	(3)	1
Credit Suisse International
Republic of Poland, 5.250% 01/15/14	1.000% quarterly	03/20/16	1.504	13,100	285	(312)
Deutsche Bank AG, New York
Republic of Israel, 5.125% 03/01/14	1.000% quarterly	03/20/16	1.689	11,000	334	(233)
Republic of Korea, 4.875% 09/22/14	1.000% quarterly	12/20/15	0.989	9,500	(23)	67
Russian Federation, 7.500% 03/31/30	0.495% semi-annually	04/20/12	0.545	350	—	—
Morgan Stanley Capital Services
Republic of Argentina, 8.280% 12/31/33	2.620% semi-annually	07/20/12	4.904	870	24	—
Russian Federation, 7.500% 03/31/30	0.530% semi-annually	08/20/11	0.364	660	(1)	—
Russian Federation, 7.500% 03/31/30	0.500% semi-annually	11/20/11	0.429	740	(1)	—
Union Bank of Switzerland AG
Republic of Argentina, 8.280% 12/31/33	2.620% semi-annually	07/20/12	4.904	520	15	—
Republic of Brazil, 12.250% 03/06/30	1.000% quarterly	12/20/15	1.148	6,900	33	(8)
Republic of Poland, 5.250% 01/15/14	1.000% quarterly	03/20/16	1.504	12,100	264	(340)

					378	(825)

Credit Default Swaps—Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 2/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc
Republic of Kazakhstan, 11.125% 05/11/07*	0.680% semi-annually	08/20/12	0.809%	1,510	(3)	—
Citibank, N.A.
Republic of Kazakhstan, 11.125% 05/11/07*	0.630% semi-annually	05/20/11	0.483	1,410	3	—
Republic of Kazakhstan, 11.125% 05/11/07*	0.600% semi-annually	03/20/12	0.570	870	3	—
Republic of Argentina, 8.280% 12/31/33*	2.160% semi-annually	06/20/12	4.751	720	(21)	—

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 2/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Credit Suisse International
Republic of Hungary, 4.750% 02/03/15	1.000% quarterly	03/20/16	3.022	13,750	(1,221)	1,541
Republic of Hungary, 4.750% 02/03/15	1.000% quarterly	03/20/16	3.022	14,200	(1,261)	1,296
Deutsche Bank AG, New York
Republic of Argentina, 8.280% 12/31/33*	1.960% semi-annually	04/20/12	4.364	230	(5)	—
Republic of Argentina, 8.280% 12/31/33*	2.140% semi-annually	06/20/12	4.751	1,140	(33)	—
Republic of Argentina, 8.280% 12/31/33*	2.080% semi-annually	07/20/12	4.904	830	(30)	—
Republic of Argentina, 8.280% 12/31/33*	2.327% semi-annually	07/20/12	4.904	1,450	(47)	—
Republic of Kazakhstan, 11.125% 05/11/07*	0.610% semi-annually	03/20/12	0.570	620	2	—
Republic of Kazakhstan, 11.125% 05/11/07*	0.535% semi-annually	03/20/12	0.570	1,510	3	—
Republic of Kazakhstan, 11.125% 05/11/07*	0.710% semi-annually	08/20/12	0.809	1,090	(1)	—
Russian Federation, 7.500% 03/31/30*	0.525% semi-annually	12/20/11	0.451	1,360	2	—
Russian Federation, 7.500% 03/31/30*	0.510% semi-annually	12/20/11	0.451	1,580	2	—
Morgan Stanley Capital Services
Republic of Argentina, 8.280% 12/31/33*	2.160% semi-annually	06/20/12	4.751	1,430	(41)	—

					(2,648)	2,837

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection would offset potential amounts paid at a credit event for protection sold.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	27

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — 0.5%
	Non-Agency CMO — 0.5%
99	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35 (m)	95
155	Countrywide Alternative Loan Trust, Series 2006-J3, Class 4A1, 5.750%, 05/25/26 (m)	136
176	Residential Accredit Loans, Inc., Series 2006-QS4, Class A2, 6.000%, 04/25/36	124
137	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	121

	Total Collateralized Mortgage Obligations (Cost $476)	476

Corporate Bonds — 44.1%
	Consumer Discretionary — 5.4%
	Auto Components — 0.8%
EUR 150	Conti-Gummi Finance B.V., (Netherlands), 6.500%, 01/15/16	214
500	Goodyear Tire & Rubber Co. (The), 8.250%, 08/15/20	537

		751

	Broadcasting & Cable TV — 0.5%
150	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 04/30/18 (m)	160
	DISH DBS Corp.,
150	7.125%, 02/01/16 (m)	160
150	7.875%, 09/01/19 (m)	163

		483

	Diversified Consumer Services — 0.2%
150	Service Corp. International, 6.750%, 04/01/15	158

	Gaming — 0.4%
150	Harrah’s Operating Co., Inc., 11.250%, 06/01/17	170
75	MGM Resorts International, 7.500%, 06/01/16	72
75	11.125%, 11/15/17	87

		329

	Hotels, Restaurants & Leisure — 0.3%
150	Host Hotels & Resorts LP, 6.750%, 06/01/16	156
150	Marina District Finance Co., Inc., 9.875%, 08/15/18 (e)	156

		312

	Household Durables — 0.8%
500	Libbey Glass, Inc., 10.000%, 02/15/15	546
150	Sealy Mattress Co., 8.250%, 06/15/14	154

		700

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Leisure Equipment & Products — 0.2%
150	Easton-Bell Sports, Inc., 9.750%, 12/01/16 (m)	169

	Media — 2.0%
150	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e) (m)	159
400	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17 (m)	445
150	Intelsat Jackson Holdings S.A., (Luxembourg), 11.250%, 06/15/16	161
710	NBC Universal, Inc., 4.375%, 04/01/21 (e)	683
150	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	156
150	Visant Corp., 10.000%, 10/01/17	162

		1,766

	Multiline Retail — 0.2%
200	Macy’s Retail Holdings, Inc., 6.375%, 03/15/37	198

	Total Consumer Discretionary	4,866

	Consumer Staples — 2.2%
	Beverages — 0.2%
150	Constellation Brands, Inc., 7.250%, 09/01/16 (m)	161

	Food & Staples Retailing — 0.3%
150	Rite Aid Corp., 8.000%, 08/15/20	162
150	SUPERVALU, Inc., 8.000%, 05/01/16	150

		312

	Food Products — 0.8%
680	Kraft Foods, Inc., 5.375%, 02/10/20	723

	Household Products — 0.4%
150	Jarden Corp., 7.500%, 05/01/17	160
150	Spectrum Brands Holdings, Inc., 9.500%, 06/15/18 (e)	168

		328

	Tobacco — 0.5%
315	Altria Group, Inc., 9.950%, 11/10/38	438

	Total Consumer Staples	1,962

	Energy — 3.3%
	Oil, Gas & Consumable Fuels — 3.3%
	Anadarko Petroleum Corp.,
720	6.375%, 09/15/17	802
100	Arch Coal, Inc., 8.750%, 08/01/16 (m)	112
175	Buckeye Partners LP, 4.875%, 02/01/21	174
830	Enterprise Products Operating LP, 3.200%, 02/01/16	828

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
335	Kinder Morgan Energy Partners LP, 6.375%, 03/01/41	337
	Suncor Energy, Inc., (Canada),
310	6.500%, 06/15/38	335
350	Valero Energy Corp., 6.625%, 06/15/37	358

	Total Energy	2,946

	Financials — 16.8%
	Capital Markets — 1.3%
170	Credit Suisse, (Switzerland), VAR, 1.003%, 05/15/17 (x)	129
395	Goldman Sachs Group, Inc. (The), 6.250%, 02/01/41	402
650	Morgan Stanley, 5.750%, 01/25/21	668

		1,199

	Commercial Banks — 5.0%
EUR 305	ABN Amro Bank N.V., (Netherlands), VAR, 1.338%, 05/31/18	352
EUR 200	Banco Popolare S.C., (Italy), VAR, 1.528%, 11/22/16	255
600	Barclays Bank plc, (United Kingdom), 5.140%, 10/14/20	570
EUR 400	BBVA Subordinated Capital S.A.U., (Spain), VAR, 1.230%, 04/03/17	510
600	Discover Bank, 8.700%, 11/18/19	722
GBP 200	ING Bank N.V., (Netherlands), VAR, 6.875%, 05/29/23	328
GBP 350	Intesa Sanpaolo S.p.A., (Italy), 5.250%, 01/28/22	527
	Lloyds TSB Bank plc, (United Kingdom),
150	6.375%, 01/21/21	155
EUR 325	6.500%, 03/24/20	427
200	Santander U.S. Debt S.A., Unipersonal, (Spain), 3.724%, 01/20/15 (e)	193
EUR 350	Standard Chartered Bank, (United Kingdom), 5.875%, 09/26/17	505

		4,544

	Commerical Banks — 1.1%
EUR 350	BNP Paribas, (France), VAR, 4.730%, 04/12/16 (x)	427
	Societe Generale, (France),
GBP 120	VAR, 5.750%, 03/27/12 (x)	189
GBP 250	VAR, 8.875%, 06/16/18 (x)	407

		1,023

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — 1.4%
150	Ford Motor Credit Co. LLC, 8.000%, 12/15/16	170
500	International Lease Finance Corp., 8.750%, 03/15/17 (e)	571
EUR 375	RCI Banque S.A., (France), 4.375%, 01/27/15	528

		1,269

	Diversified Financial Services — 1.1%
30	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20	31
150	CIT Group, Inc., 7.000%, 05/01/16 (m)	151
EUR 120	UT2 Funding plc, (Ireland), 5.321%, 06/30/16 (d)	147
GBP 340	Xstrata Canada Financial Corp., (Canada), 7.375%, 05/27/20	625

		954

	Insurance — 4.4%
GBP 175	Aegon N.V., (Netherlands), 6.125%, 12/15/31	266
EUR 270	Allianz Finance II B.V., (Netherlands), VAR, 4.375%, 02/17/17 (x)	341
EUR 245	Allianz France S.A., (France), VAR, 4.625%, 06/10/15 (x)	305
700	American International Group, Inc., 6.400%, 12/15/20	759
EUR 250	AXA S.A., (France), VAR, 5.250%, 04/16/40	319
EUR 235	Hannover Finance Luxembourg S.A., (Luxembourg), 5.750%, 02/26/24	332
200	MetLife, Inc., 6.750%, 06/01/16	232
400	Prudential Financial, Inc., 6.200%, 11/15/40	423
GBP 240	Prudential plc, (United Kingdom), 6.125%, 12/19/31	361
GBP 400	Swiss Reinsurance, (Netherlands), VAR, 6.302%, 05/25/19 (x)	582

		3,920

	Real Estate Investment Trusts (REITs) — 1.6%
600	HCP, Inc., 5.375%, 02/01/21	613
550	Mack-Cali Realty LP, 7.750%, 08/15/19	661
130	Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	127

		1,401

	Real Estate Management & Development — 0.9%
720	Duke Realty LP, 6.750%, 03/15/20	805

	Total Financials	15,115

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	29

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Health Care — 1.9%
	Health Care Equipment & Supplies — 0.6%
500	Biomet, Inc., PIK, 11.125%, 10/15/17 (m)	559
	Health Care Providers & Services — 0.9%
150	HCA, Inc., PIK, 9.625%, 11/15/16	163
150	Tenet Healthcare Corp., 8.000%, 08/01/20	154
150	United Surgical Partners International, Inc., PIK, 10.000%, 05/01/17	159
330	UnitedHealth Group, Inc., 5.700%, 10/15/40	324

		800

	Pharmaceuticals — 0.4%
150	Mylan, Inc., 7.875%, 07/15/20 (e)	168
150	Valeant Pharmaceuticals International, 6.875%, 12/01/18 (e)	156

		324

	Total Health Care	1,683

	Industrials — 3.6%
	Airlines — 1.9%
165	Continental Airlines 2009-2 Class A Pass-Through Trust, 7.250%, 11/10/19	183
725	Continental Airlines 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21	719
742	Delta Air Lines, Inc., Series 2009-1A, 7.750%, 12/17/19	835

		1,737

	Commercial Services & Supplies — 0.1%
97	ACCO Brands Corp., 10.625%, 03/15/15 (m)	110

	Industrial Conglomerates — 0.3%
200	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	241

	Road & Rail — 0.7%
150	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19 (m)	159
GBP 300	Eversholt Funding plc, (United Kingdom), 6.359%, 12/02/25	488

		647

	Trading Companies & Distributors — 0.2%
EUR 85	Rexel S.A., (France), 8.250%, 12/15/16	129

	Transportation Infrastructure — 0.4%
GBP 225	BAA SH plc, (United Kingdom), 7.125%, 03/01/17	367

	Total Industrials	3,231

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Information Technology — 1.4%
	Communications Equipment — 0.6%
500	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	435
	Avaya, Inc.,
75	9.750%, 11/01/15 (m)	78
75	PIK, 10.875%, 11/01/15 (m)	77

		590

	Electronic Equipment, Instruments & Components — 0.2%
150	NXP B.V./NXP Funding LLC, (Netherlands), 9.750%, 08/01/18 (e)	172

	IT Services — 0.4%
150	First Data Corp., 8.875%, 08/15/20 (e)	164
150	SunGard Data Systems, Inc., 10.250%, 08/15/15	158

		322

	Semiconductors & Semiconductor Equipment — 0.2%
150	Freescale Semiconductor, Inc., 9.250%, 04/15/18 (e)	167

	Total Information Technology	1,251

	Materials — 3.6%
	Construction Materials — 0.7%
GBP 185	Crh Finance UK plc, (United Kingdom), 8.250%, 04/24/15	337
EUR 225	HeidelbergCement Finance B.V., (Netherlands), 8.000%, 01/31/17	342

		679

	Containers & Packaging — 0.8%
200	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e) (m)	220
500	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19 (e)	521

		741

	Metals & Mining — 1.4%
580	ArcelorMittal, (Luxembourg), 5.500%, 03/01/21	578
700	Vale Overseas Ltd., (Cayman Islands), 4.625%, 09/15/20	689

		1,267

	Paper & Forest Products — 0.7%
200	International Paper Co., 7.950%, 06/15/18	243
GBP 205	UPM-Kymmene OYJ, (Finland), 6.625%, 01/23/17	346

		589

	Total Materials	3,276

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Telecommunication Services — 4.2%
	Diversified Telecommunication Services — 3.1%
525	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	583
150	GCI, Inc., 8.625%, 11/15/19	165
150	PAETEC Holding Corp., 9.875%, 12/01/18 (e)	162
	Qwest Communications International, Inc.,
350	7.500%, 02/15/14	355
150	8.000%, 10/01/15	164
240	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38	248
EUR 430	Telefonica Emisiones S.A.U., (Spain), 4.375%, 02/02/16	598
150	Windstream Corp., 8.625%, 08/01/16	158
EUR 250	Ziggo Finance B.V., (Netherlands), 6.125%, 11/15/17	353

		2,786

	Wireless Telecommunication Services — 1.1%
100	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20	103
500	MetroPCS Wireless, Inc., 7.875%, 09/01/18	528
150	Sprint Capital Corp., 6.900%, 05/01/19	152
150	Wind Acquisition Finance S.A., (Luxembourg), 11.750%, 07/15/17 (e)	172

		955

	Total Telecommunication Services	3,741

	Utilities — 1.7%
	Electric Utilities — 0.2%
250	Enel Finance International S.A., (Luxembourg), 6.000%, 10/07/39	228

	Gas Utilities — 1.5%
650	DCP Midstream LLC, 5.350%, 03/15/20 (e)	674
450	Plains All American Pipeline LP/PAA Finance Corp., 5.750%, 01/15/20	483
190	Rockies Express Pipeline LLC, 3.900%, 04/15/15 (e)	189

		1,346

	Total Utilities	1,574

	Total Corporate Bonds (Cost $39,311)	39,645

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Foreign Government Securities — 6.3%
IDR 7,100,000	Indonesia Treasury Bond, (Indonesia), 9.000%, 09/15/13	826
PLN 2,410	Poland Government Bond, (Poland), 4.750%, 04/25/12	841
HUF 170,000	Republic of Hungary, (Hungary), 6.000%, 10/12/11	864
ZAR 9,900	Republic of South Africa, (South Africa), 13.500%, 09/15/15	1,729
MXN 16,100	United Mexican States, (Mexico), 8.000%, 12/19/13	1,405

	Total Foreign Government Securities (Cost $5,569)	5,665

-	Mortgage Pass-Through Securities — 17.4%
4,785	Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family, TBA, 6.000%, 03/15/41	5,197
	Federal National Mortgage Association, 30 Year, Single Family,
5,000	TBA, 5.000%, 03/25/41	5,235
5,316	4.000%, 11/01/40 (m)	5,248

	Total Mortgage Pass-Through Securities (Cost $15,641)	15,680

	Municipal Bonds — 0.6% (t)
	Illinois — 0.5%
420	State of Illinois, GO, 5.877%, 03/01/19 (w)	421

	New Jersey — 0.1%
145	New Jersey EDA, School Facilities, Series GG, Rev., 5.000%, 09/01/21	150

	Total Municipal Bonds (Cost $567)	571

SHARES
Short-Term Investment — 41.3%
	Investment Company — 41.3%
37,101	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (m) (Cost $37,101)	37,101

	Total Investments — 110.2% (Cost $98,665)	99,138
	Liabilities in Excess of Other Assets — (10.2)%	(9,207)

	NET ASSETS — 100.0%	$89,931

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	31

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 02/28/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
10	Short Gilt	06/28/11	1,748	4

	Short Futures Outstanding
(21)	Euro Bobl	03/08/11	(3,396)	4
(1)	Euro Bund	03/08/11	(171)	(1)
(3)	Euro Schatz	06/08/11	(445)	— (h)
(82)	10 Year U.S. Treasury Note	06/21/11	(9,762)	(25)
(34)	30 Year U.S. Treasury Bond	06/21/11	(4,092)	(28)
(7)	Long Gilt	06/25/11	(1,328)	(10)
(7)	2 Year U.S. Treasury Note	06/30/11	(1,528)	(4)
(87)	5 Year U.S. Treasury Note	06/30/11	(10,173)	(32)

				(92)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 02/28/11		NET UNREALIZED APPRECIATION (DEPRECIATION)
3,290,386 165,960	MXN for GBP	Barclays Bank plc	03/07/11	270	#	272	#	2
137,127 2,285,983	EUR for MXN	Union Bank of Switzerland AG	03/07/11	189	#	189	#	—	(h)
1,448,233	BRL	Barclays Bank plc	03/04/11	865		870		5
4,101,833	CNY	Union Bank of Switzerland AG	03/07/11	624		624		—	(h)
1,611,677	CNY	Citibank, N.A.	12/21/11	250		247		(3)
83,331	GBP	Union Bank of Switzerland AG	03/07/11	134		136		2
38,959,737	HUF	State Street Corp.	03/07/11	185		198		13
1,804,070	ILS	Union Bank of Switzerland AG	03/07/11	492		498		6
819,638	MXN	Westpac Banking Corp.	03/07/11	68		68		—	(h)
3,971,786	MYR	Citibank, N.A.	03/07/11	1,302		1,302		—	(h)
10,915,091	PHP	Citibank, N.A.	03/07/11	250		250		—	(h)
568,646	PLN	Union Bank of Switzerland AG	03/07/11	192		198		6
463,865	TRY	State Street Corp.	03/07/11	298		290		(8)
				5,119		5,142		23

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,754,437	EUR	Barclays Bank plc	03/07/11	3,725	3,801	(76)
910,000	EUR	HSBC Bank plc	05/06/11	1,253	1,255	(2)
2,632,000	EUR	Merrill Lynch International	05/06/11	3,629	3,629	— (h)
2,116,494	GBP	Barclays Bank plc	03/07/11	3,361	3,441	(80)
132,000	GBP	HSBC Bank plc	05/06/11	212	214	(2)
1,555,000	GBP	Merrill Lynch International	05/06/11	2,510	2,526	(16)
603,000	GBP	State Street Bank	05/06/11	978	979	(1)
38,959,737	HUF	Citibank, N.A.	03/07/11	182	198	(16)
1,804,070	ILS	Royal Bank of Canada	03/07/11	486	498	(12)
158,390,596	JPY	Barclays Bank plc	03/07/11	1,927	1,936	(9)
3,071,654	MXN	Royal Bank of Canada	03/07/11	251	253	(2)
10,915,091	PHP	Union Bank of Switzerland AG	03/07/11	246	251	(5)
568,646	PLN	Barclays Bank plc	03/07/11	189	199	(10)
463,865	TRY	Royal Bank of Canada	03/07/11	298	290	8
				19,247	19,470	(223)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 02/28/11 of the currency being sold, and the value at 02/28/11 is the U.S. Dollar market value of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	33

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 0.1%
6	GSAMP Trust, Series 2005-WMC2, Class A2B, VAR, 0.521%, 11/25/35 (m)	6
135	Residential Asset Securities Corp., Series 2005-KS10, Class 1A2, VAR, 0.510%, 11/25/35 (m)	130

	Total Asset-Backed Securities (Cost $141)	136

Collateralized Mortgage Obligations — 0.2%
	Non-Agency CMO — 0.2%
120	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 0.511%, 03/25/36 (m)	69
256	Harborview Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.572%, 08/19/45 (m)	180

	Total Collateralized Mortgage Obligations (Cost $376)	249

U.S. Treasury Obligations — 98.9%
	U.S. Treasury Inflation Indexed Bonds,
3,245	1.750%, 01/15/28	3,431
3,905	2.000%, 01/15/26	4,562
4,370	2.125%, 02/15/40	4,612
1,000	2.125%, 02/15/41	1,038
5,385	2.375%, 01/15/25	6,977
3,155	2.375%, 01/15/27	3,787
3,195	2.500%, 01/15/29	3,663
1,105	3.375%, 04/15/32	1,741
3,290	3.625%, 04/15/28 (m)	5,704
3,715	3.875%, 04/15/29 (m)	6,577
	U.S. Treasury Inflation Indexed Notes,
710	0.500%, 04/15/15	745
2,940	0.625%, 04/15/13	3,179
3,150	1.125%, 01/15/21	3,186
3,771	1.250%, 04/15/14 (k)	4,165
6,190	1.250%, 07/15/20	6,405
1,510	1.375%, 07/15/18	1,633
4,213	1.375%, 01/15/20	4,466
4,710	1.625%, 01/15/15	5,854
1,555	1.625%, 01/15/18	1,757
4,960	1.875%, 07/15/13	6,382
3,690	1.875%, 07/15/15	4,573
4,755	1.875%, 07/15/19	5,347
3,495	2.000%, 04/15/12	3,943
4,255	2.000%, 01/15/14	5,486
4,018	2.000%, 07/15/14	5,119
4,165	2.000%, 01/15/16	5,075
4,850	2.125%, 01/15/19	5,519

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — Continued
3,410	2.375%, 01/15/17	4,176
4,090	2.500%, 07/15/16	5,039
1,535	2.625%, 07/15/17	1,863
5,670	3.000%, 07/15/12	7,391

	Total U.S. Treasury Obligations (Cost $124,450)	133,395

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
1,778	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (m) (Cost $1,778)	1,778

	Total Investments —100.5% (Cost $126,745)	135,558
	Liabilities in Excess of Other Assets — (0.5)%	(634)

	NET ASSETS — 100.0%	$134,924

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/28/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(5)	30 Year U.S. Treasury Bond	06/21/11	$(602)	$(2)
(4)	Ultra U.S. Treasury Bond	06/21/11	(494)	(5)
(33)	2 Year U.S. Treasury Note	06/30/11	(7,204)	(10)
(18)	5 Year U.S. Treasury Note	06/30/11	(2,105)	(6)

				$(23)

Price Locks
SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [1]
BNP Paribas (††)	U.S. Treasury Inflation Indexed Bonds, 0.625%, 04/15/13	$103.85	03/30/11	3,200	$34	$—
BNP Paribas (††)	U.S. Treasury Inflation Indexed Bonds, 0.500%, 04/15/15	103.36	03/30/11	6,600	18	—

					$52	$—

(††)	If the market price exceeds the price lock at termination, the Fund receives the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund pays the difference between the price lock and the market price.
[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	35

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — 0.9%
	ACE Securities Corp.,
14,000	Series 2005-HE4, Class M1, VAR, 0.762%, 07/25/35	13,637
4,880	Series 2005-HE7, Class A1B2, VAR, 0.562%, 11/25/35	3,778
3,466	AH Mortgage Advance Trust, Series 2010-ADV2, Class A1, 4.210%, 05/10/41 (e)	3,479
	Asset Backed Funding Certificates,
1,973	Series 2005-HE2, Class M1, VAR, 0.742%, 06/25/35	1,945
3,692	Series 2005-OPT1, Class A2C, VAR, 0.622%, 07/25/35	3,404
	Asset Backed Securities Corp. Home Equity,
6,164	Series 2003-HE7, Class M2, VAR, 2.891%, 12/15/33	5,333
2,920	Series 2005-HE4, Class M1, VAR, 0.682%, 05/25/35	2,900
	Bear Stearns Asset Backed Securities Trust,
4,357	Series 2004-SD1, Class M2, VAR, 6.744%, 12/25/42	3,881
4,500	Series 2005-HE1, Class M2, VAR, 1.091%, 01/25/35	3,462
2,027	Centex Home Equity, Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	1,999
3,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-1, Class A4, SUB, 5.939%, 07/25/36	2,930
	Citigroup Mortgage Loan Trust, Inc.,
1,687	Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	1,616
5,000	Series 2006-HE1, Class M1, VAR, 0.592%, 01/25/36	3,956
4,389	Series 2007-AMC1, Class A2A, VAR, 0.312%, 12/25/36	3,959
4,772	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF4, SUB, 5.028%, 08/25/35	4,780
3,200	Home Equity Asset Trust, Series 2005-2, Class M2, VAR, 0.742%, 07/25/35	3,003
3,920	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 0.831%, 07/25/34	3,313
	Morgan Stanley ABS Capital I,
8,365	Series 2004-OP1, Class M1, VAR, 0.842%, 11/25/34	7,068
1,970	Series 2005-WMC5, Class M4, VAR, 0.902%, 06/25/35	1,465
542	New Century Home Equity Loan Trust, Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	544

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

321	Nissan Auto Receivables Owner Trust, Series 2007-A, Class A4, VAR, 0.266%, 06/17/13	320
	Park Place Securities, Inc.,
4,355	Series 2005-WHQ3, Class M1, VAR, 0.682%, 06/25/35	4,020
10,000	Series 2005-WHQ3, Class M2, VAR, 0.712%, 06/25/35	7,342
797	Renaissance Home Equity Loan Trust, Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	755
2,162	Residential Asset Securities Corp., Series 2005-KS6, Class M2, VAR, 0.712%, 07/25/35	1,786
2,490	Saxon Asset Securities Trust, Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	2,451
478	SG Mortgage Securities Trust, Series 2006-OPT2, Class A3A, VAR, 0.312%, 10/25/36	470
19,641	Structured Asset Securities Corp., Series 2005-WF4, Class A4, VAR, 0.622%, 11/25/35	17,688
8,300	Wells Fargo Home Equity Trust, Series 2004-2, Class AI6, VAR, 5.000%, 05/25/34	8,511

	Total Asset-Backed Securities (Cost $114,101)	119,795

Collateralized Mortgage Obligations — 5.7%
	Agency CMO — 1.9%
	Federal Home Loan Mortgage Corp. REMICS,
2,616	Series 2975, Class SJ, IF, IO, 6.384%, 05/15/35	364
64,508	Series 3045, Class DI, IF, IO, 6.464%, 10/15/35	9,956
36,107	Series 3122, Class DS, IF, IO, 6.434%, 03/15/36	5,371
712	Series 3171, Class ST, IF, IO, 6.219%, 06/15/36	94
9,696	Series 3181, Class PS, IF, IO, 6.204%, 07/15/36	1,704
713	Series 3218, Class AS, IF, IO, 6.314%, 09/15/36	114
3,140	Series 3236, Class IS, IF, IO, 6.384%, 11/15/36	480
17,361	Series 3311, Class IA, IF, IO, 6.144%, 05/15/37	2,783
17,361	Series 3311, Class IB, IF, IO, 6.144%, 05/15/37	2,783
17,361	Series 3311, Class IC, IF, IO, 6.144%, 05/15/37	2,782

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
17,361	Series 3311, Class ID, IF, IO, 6.144%, 05/15/37	2,783
25,258	Series 3311, Class IE, IF, IO, 6.144%, 05/15/37	3,954
3,679	Series 3370, Class SH, IF, IO, 6.184%, 10/15/37	558
18,227	Series 3410, Class SD, IF, IO, 6.734%, 02/15/38	2,472
17,002	Series 3449, Class SL, IF, IO, 6.214%, 03/15/37	2,379
40,596	Series 3612, Class JI, IO, 4.500%, 05/15/24	4,779
31,642	Series 3743, Class SA, IF, IO, 5.134%, 10/15/40	3,476
41,158	Series 3751, Class MI, IO, 4.000%, 02/15/34	5,783
	Federal National Mortgage Association REMICS,
17,435	Series 2003-22, Class IO, IO, 6.000%, 04/25/33	3,552
11,216	Series 2003-80, Class DI, IO, 5.500%, 10/25/31	1,217
3,102	Series 2004-17, Class DS, IF, IO, 6.888%, 11/25/32	344
598	Series 2004-41, Class SA, IF, IO, 6.889%, 02/25/32	60
12,532	Series 2004-60, Class SW, IF, IO, 6.789%, 04/25/34	2,337
4,482	Series 2004-61, Class NS, IF, IO, 7.439%, 08/25/34	1,033
10,474	Series 2004-72, Class S, IF, IO, 6.239%, 09/25/34	1,857
9,833	Series 2004-92, Class SQ, IF, IO, 6.388%, 05/25/34	1,675
12,157	Series 2005-5, Class SD, IF, IO, 6.439%, 01/25/35	1,878
5,778	Series 2005-13, Class AS, IF, IO, 5.839%, 03/25/35	789
28,324	Series 2005-74, Class SE, IF, IO, 5.839%, 09/25/35	3,694
22,226	Series 2005-79, Class NS, IF, IO, 5.829%, 09/25/35	2,971
12,458	Series 2006-3, Class SB, IF, IO, 6.438%, 07/25/35	1,955
11,540	Series 2006-20, Class IG, IF, IO, 6.389%, 04/25/36	1,647
40,142	Series 2006-43, Class SD, IF, IO, 6.339%, 06/25/36	5,522
61,770	Series 2006-58, Class SI, IF, IO, 6.279%, 07/25/36	9,987

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
3,711	Series 2006-69, Class KI, IF, IO, 7.039%, 08/25/36	728
6,390	Series 2006-72, Class XI, IF, IO, 6.239%, 08/25/36	1,008
6,966	Series 2006-106, Class CS, IF, IO, 6.329%, 11/25/36	1,250
6,910	Series 2006-108, Class S, IF, IO, 6.939%, 11/25/36	1,164
26,159	Series 2006-111, Class SB, IF, IO, 6.359%, 11/25/36	3,698
19,683	Series 2006-113, Class PQ, IF, IO, 6.389%, 07/25/36	2,656
16,636	Series 2007-24, Class SD, IF, IO, 6.489%, 03/25/37	2,250
32,908	Series 2007-26, Class S, IF, IO, 5.839%, 04/25/37	4,189
12,064	Series 2007-30, Class UI, IF, IO, 5.839%, 04/25/37	1,760
20,978	Series 2007-32, Class SH, IF, IO, 5.859%, 04/25/37	2,902
52,085	Series 2007-36, Class SB, IF, IO, 6.339%, 04/25/37	7,819
29,252	Series 2007-55, Class S, IF, IO, 6.499%, 06/25/37	5,052
8,750	Series 2007-109, Class GI, IF, IO, 5.808%, 12/25/37	1,321
17,309	Series 2008-17, Class KS, IF, IO, 6.089%, 11/25/37	2,539
34,367	Series 2008-36, Class AI, IF, IO, 6.699%, 05/25/38	4,660
15,387	Series 2008-61, Class S, IF, IO, 5.839%, 07/25/38	2,128
41,323	Series 2008-71, Class SB, IF, IO, 6.223%, 10/25/29	4,081
20,585	Series 2008-87, Class AS, IF, IO, 7.389%, 07/25/33	3,540
91,117	Series 2009-87, Class SG, IF, IO, 5.989%, 11/25/39	11,213
24,583	Series 2009-87, Class SX, IF, IO, 5.989%, 11/25/39	2,878
35,550	Series 2009-95, Class HI, IO, 6.000%, 12/25/38	5,662
74,384	Series 2009-110, Class SD, IF, IO, 5.989%, 01/25/40	10,258
68,866	Series 2010-107, Class PS, IF, IO, 6.369%, 06/25/40	11,819
32,088	Series 2010-107, Class SP, IF, IO, 6.389%, 06/25/40	5,527

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	37

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
56,577	Series 2010-131, Class SA, IF, IO, 6.339%, 11/25/40	9,937
90,594	Series 2010-139, Class SA, IF, IO, 5.769%, 12/25/40	13,066
	Federal National Mortgage Association STRIPS,
6,346	Series 366, Class 18, IO, 4.000%, 10/01/35	586
7,114	Series 377, Class 2, IO, 5.000%, 10/01/36	1,535
12,170	Series 379, Class 2, IO, 5.500%, 05/01/37	2,406
28,738	Series 390, Class C7, IO, 4.000%, 07/25/23	2,520
44,672	Series 390, Class C8, IO, 4.500%, 07/25/23	4,405
5,925	Series 396, Class 2, IO, 4.500%, 06/01/39	1,439
44,638	Series 400, Class 2, IO, 4.500%, 11/25/39	10,822
	Government National Mortgage Association,
13,532	Series 2004-11, Class SB, IF, IO, 6.937%, 02/20/34	2,514
18,028	Series 2009-78, Class SD, IF, IO, 5.937%, 09/20/32	2,508

		244,973

	Non-Agency CMO — 3.8%
3,883	American Home Mortgage Assets, Series 2006-2, Class 2A1, VAR, 0.452%, 09/25/46	2,234
	Banc of America Alternative Loan Trust,
12,715	Series 2004-1, Class 1A1, 6.000%, 02/25/34	13,419
5,904	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	5,966
5,097	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	4,504
7,366	Series 2006-4, Class 2A1, 6.000%, 05/25/21	6,932
	Banc of America Funding Corp.,
4,817	Series 2006-1, Class 2A1, 5.500%, 01/25/36	4,729
7,708	Series 2006-3, Class 4A19, 5.750%, 03/25/36	7,744
	Banc of America Mortgage Securities, Inc.,
4,514	Series 2005-10, Class 1A13, 5.500%, 11/25/35	4,411
10,548	Series 2005-11, Class 2A1, 5.250%, 12/25/20	10,687
19,105	Series 2007-3, Class 1A1, 6.000%, 09/25/37	17,706
	Citicorp Mortgage Securities, Inc.,
9,000	Series 2006-5, Class 1A3, 6.000%, 10/25/36	8,317

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
1,720	Series 2007-2, Class 1A5, 5.750%, 02/25/37	1,717
6,729	Citigroup Mortgage Loan Trust, Inc., Series 2006-4, Class 1A1, 5.500%, 12/25/20	6,257
	CitiMortgage Alternative Loan Trust,
13,122	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	11,457
9,127	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	8,106
2,089	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	2,074
14,115	Series 2007-A6, Class 1A5, 6.000%, 06/25/37	10,823
	Countrywide Alternative Loan Trust,
8,567	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	8,514
2,860	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	2,924
3,999	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	3,856
4,132	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	4,133
9,320	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	7,483
4,458	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	3,966
24,956	Series 2005-70CB, Class A5, 5.500%, 12/25/35	22,442
7,051	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	6,419
3,590	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	3,501
11,826	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	11,623
4,545	Series 2006-19CB, Class A15, 6.000%, 08/25/36	3,940
4,374	Series 2006-24CB, Class A1, 6.000%, 06/25/36	3,882
9,035	Series 2006-24CB, Class A23, 6.000%, 06/25/36	7,040
11,827	Series 2006-25CB, Class A9, 6.000%, 10/25/36	9,056
1,882	Series 2006-28CB, Class A17, 6.000%, 10/25/36	1,429
6,362	Series 2006-31CB, Class A3, 6.000%, 11/25/36	5,270
1,847	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	1,545

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,459	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	1,235
2,295	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	1,635
	Countrywide Home Loan Mortgage Pass-Through Trust,
8,748	Series 2005-10, Class A1, 5.500%, 05/25/35	8,748
7,641	Series 2005-20, Class A7, 5.250%, 12/25/27	6,803
3,040	Series 2005-21, Class A2, 5.500%, 10/25/35	2,854
10,053	Series 2006-15, Class A1, 6.250%, 10/25/36	10,078
4,059	Series 2006-20, Class 1A36, 5.750%, 02/25/37	3,687
15,352	Series 2007-16, Class A1, 6.500%, 10/25/37	14,248
21,763	Series 2007-17, Class 1A1, 6.000%, 10/25/37	19,625
	CS First Boston Mortgage Securities Corp.,
5,399	Series 2003-AR24, Class 2A4, VAR, 2.755%, 10/25/33	4,893
2,642	Series 2004-5, Class 4A1, 6.000%, 09/25/34	2,761
4,075	Series 2005-5, Class 1A1, 5.000%, 07/25/20	4,130
1,926	Series 2005-7, Class 3A1, 5.000%, 08/25/20	1,904
5,234	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.602%, 02/25/20	5,313
6,429	First Horizon Alternative Mortgage Securities, Series 2006-FA7, Class A1, 5.750%, 12/25/36	4,799
10,099	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	8,882
5,737	Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.572%, 10/25/45	3,446
2,403	GSR Mortgage Loan Trust, Series 2006-9F, Class 7A1, 4.500%, 07/25/21	2,344
5,000	Homestar Mortgage Acceptance Corp., Series 2004-6, Class M1, VAR, 0.892%, 01/25/35	3,813
8,759	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	8,764

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
	Lehman Mortgage Trust,
15,046	Series 2005-1, Class 7A1, 5.500%, 11/25/20	15,011
6,079	Series 2006-4, Class 3A1, 5.000%, 08/25/21	5,899
7,805	MASTR Alternative Loans Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	6,989
3,601	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	3,426
	Residential Accredit Loans, Inc.,
8,131	Series 2003-QS20, Class CB, 5.000%, 11/25/18	8,367
2,000	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	1,855
2,334	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	1,969
1,909	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	1,905
	Residential Funding Mortgage Securities I,
8,253	Series 2005-SA2, Class 2A2, VAR, 3.082%, 06/25/35	6,626
12,073	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	10,778
	Structured Asset Securities Corp.,
2,913	Series 2005-6, Class 5A1, 5.000%, 05/25/35	2,863
3,199	Series 2005-17, Class 4A5, 5.500%, 10/25/35	3,150
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
1,656	Series 2005-8, Class 1A8, 5.500%, 10/25/35	1,589
2,669	Series 2006-1, Class 3A2, 5.750%, 02/25/36	2,314
31,553	Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 3A6, 6.500%, 07/25/37	24,679
	Wells Fargo Mortgage-Backed Securities Trust,
14,109	Series 2006-1, Class A3, 5.000%, 03/25/21	14,183
1,379	Series 2006-11, Class A13, 6.000%, 09/25/36	1,382
3,808	Series 2006-11, Class A8, 6.000%, 09/25/36	3,568
6,296	Series 2006-17, Class A1, 5.500%, 11/25/21	6,515

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	39

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
6,326	Series 2007-3, Class 3A1, 5.500%, 04/25/22	6,581
7,885	Series 2007-5, Class 2A3, 5.500%, 05/25/22	8,145
1,951	Series 2007-11, Class A85, 6.000%, 08/25/37	1,896
1,164	Series 2007-11, Class A96, 6.000%, 08/25/37	1,128

		494,886

	Total Collateralized Mortgage Obligations (Cost $698,821)	739,859

Commercial Mortgage-Backed Securities — 0.3%
2,800	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.668%, 07/10/43	2,939
38,008	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 2.016%, 11/15/15 (e)	36,570
1,145	Morgan Stanley Capital I, Series 2004-HQ3, Class A3, 4.490%, 01/13/41	1,173

	Total Commercial Mortgage-Backed Securities (Cost $36,857)	40,682

Convertible Bond — 0.0% (g)
	Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
1,860	U.S. Concrete, Inc., 9.500%, 08/31/15 (e) (Cost $1,860)	2,362

Corporate Bonds — 24.4%
	Consumer Discretionary — 5.7%
	Auto Components — 0.2%
7,950	Affinia Group Holdings, Inc., 9.000%, 11/30/14	8,109
3,785	American Axle & Manufacturing, Inc., 7.875%, 03/01/17	3,918
	Dana Holding Corp.,
1,470	6.500%, 02/15/19	1,485
735	6.750%, 02/15/21	744
	Goodyear Tire & Rubber Co. (The),
5,040	8.250%, 08/15/20	5,418
780	8.750%, 08/15/20	860
295	10.500%, 05/15/16	336
	Lear Corp.,
845	7.875%, 03/15/18	932
960	8.125%, 03/15/20	1,075

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Auto Components — Continued
	TRW Automotive, Inc.,
760	7.000%, 03/15/14 (e)	836
2,175	7.250%, 03/15/17 (e)	2,403

		26,116

	Automobiles — 0.5%
12,600	Ford Holdings LLC, 9.300%, 03/01/30	15,094
	Ford Motor Co.,
1,000	7.400%, 11/01/46	994
325	7.500%, 08/01/26	340
750	8.900%, 01/15/32	882
1,900	9.980%, 02/15/47	2,302
	Motors Liquidation Co.,
175 Units	1.500%, 06/01/49	1,336
1,533 Units	5.250%, 03/06/32	11,857
1,545 Units	6.250%, 07/15/33	12,131
170 Units	7.250%, 04/15/41 (m)	1,267
505 Units	7.250%, 07/15/41	3,769
687 Units	7.250%, 02/15/52 (m)	5,128
581 Units	7.375%, 05/15/48	4,337
51 Units	7.375%, 10/01/51 (m)	382
1,735	Oshkosh Corp., 8.250%, 03/01/17	1,926

		61,745

	Broadcasting & Cable TV — 0.4%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,590	7.000%, 01/15/19	1,618
1,260	7.000%, 01/15/19 (e)	1,279
2,915	7.250%, 10/30/17	3,061
6,060	7.875%, 04/30/18	6,469
	DISH DBS Corp.,
12,565	7.125%, 02/01/16	13,413
6,190	7.750%, 05/31/15	6,763
6,770	7.875%, 09/01/19	7,337
3,000	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	3,187
6,500	Sirius XM Radio, Inc., 8.750%, 04/01/15 (e)	7,207

		50,334

	Distributors — 0.1%
2,670	American Tire Distributors, Inc., 9.750%, 06/01/17 (e)	2,950
2,077	KAR Auction Services, Inc., 8.750%, 05/01/14	2,157
7,225	McJunkin Red Man Corp., 9.500%, 12/15/16 (e)	7,153

		12,260

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Diversified Consumer Services — 0.1%
	Service Corp. International,
5,302	6.750%, 04/01/15	5,607
1,735	7.000%, 06/15/17	1,848
1,855	7.000%, 05/15/19	1,915
2,360	7.375%, 10/01/14	2,575
2,000	Stewart Enterprises, Inc., 3.125%, 07/15/14	2,025

		13,970

	Gaming — 0.2%
12,160	Harrah’s Operating Co., Inc., 11.250%, 06/01/17	13,802
15,954	Isle of Capri Casinos, Inc., 7.000%, 03/01/14	15,814

		29,616

	Hotels, Restaurants & Leisure — 1.6%
1,500	Ameristar Casinos, Inc., 9.250%, 06/01/14	1,613
	Chukchansi Economic Development Authority,
18,185	8.000%, 11/15/13 (e)	13,639
1,250	VAR, 3.943%, 11/15/12 (e)	940
	CityCenter Holdings LLC/CityCenter Finance Corp.,
2,965	7.625%, 01/15/16 (e)	3,091
15,850	PIK, 11.500%, 01/15/17 (e)	16,563
1,680	Dave & Buster’s, Inc., 11.000%, 06/01/18	1,882
2,410	DineEquity, Inc., 9.500%, 10/30/18 (e)	2,609
3,065	Dunkin Finance Corp., 9.625%, 12/01/18 (e)	3,103
5,767	FireKeepers Development Authority, 13.875%, 05/01/15 (e)	6,870
CAD 5,500	Gateway Casinos & Entertainment Ltd., (Canada), 8.875%, 11/15/17	5,888
2,880	GWR Operating Partnership LLP, 10.875%, 04/01/17	3,103
800	Harrah’s Operating Co., Inc., 10.000%, 12/15/18	752
	Host Hotels & Resorts LP,
3,030	6.375%, 03/15/15	3,098
2,805	6.750%, 06/01/16	2,910
240	9.000%, 05/15/17	270
7,060	Landry’s Restaurants, Inc., 11.625%, 12/01/15	7,660
	Marina District Finance Co., Inc.,
1,820	9.500%, 10/15/15 (e)	1,897
4,610	9.875%, 08/15/18 (e)	4,806
2,000	Mashantucket Western Pequot Tribe, 5.912%, 09/01/21 (d) (e)	908

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — Continued
2,000	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	2,300
	MGM Resorts International,
11,465	5.875%, 02/27/14	10,978
10,090	6.625%, 07/15/15	9,585
1,500	6.750%, 04/01/13	1,515
9,285	7.500%, 06/01/16	8,937
2,125	7.625%, 01/15/17	2,037
7,065	9.000%, 03/15/20 (e)	7,719
10,250	10.000%, 11/01/16 (e)	10,891
2,815	11.125%, 11/15/17	3,244
1,300	11.375%, 03/01/18	1,475
14,613	Peninsula Gaming LLC, 10.750%, 08/15/17 (e)	16,147
3,500	Real Mex Restaurants, Inc., 14.000%, 01/01/13	3,640
	Royal Caribbean Cruises Ltd., (Liberia),
371	6.875%, 12/01/13	397
2,980	7.000%, 06/15/13	3,196
3,268	7.250%, 06/15/16	3,513
3,327	11.875%, 07/15/15	4,126
110	Sheraton Holding Corp., 7.375%, 11/15/15	123
15,050	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	10,234
	Starwood Hotels & Resorts Worldwide, Inc.,
1,925	6.750%, 05/15/18	2,084
1,765	7.875%, 10/15/14	2,012
	Travelport LLC,
1,690	9.875%, 09/01/14	1,650
470	11.875%, 09/01/16	442
2,050	Travelport LLC/Travelport, Inc., 9.000%, 03/01/16	1,937
12,000	Universal City Development Partners Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	13,470
6,760	Vail Resorts, Inc., 6.750%, 02/15/14	6,845
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
1,130	7.750%, 08/15/20	1,195
565	7.875%, 11/01/17	603
1,560	7.875%, 05/01/20	1,654

		213,551

	Household Durables — 0.2%
2,000	American Standard Americas, 10.750%, 01/15/16 (e)	2,125
3,000	Libbey Glass, Inc., 10.000%, 02/15/15	3,278
	Sealy Mattress Co.,
6,320	8.250%, 06/15/14	6,470

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	41

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Household Durables — Continued
2,794	10.875%, 04/15/16 (e)	3,171
10,335	Simmons Bedding Co., 11.250%, 07/15/15 (e)	11,162

		26,206

	Leisure Equipment & Products — 0.1%
5,275	Easton-Bell Sports, Inc., 9.750%, 12/01/16	5,935
2,220	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	2,253

		8,188

	Media — 1.3%
2,790	AMC Entertainment, Inc., 9.750%, 12/01/20 (e)	2,992
300	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	363
4,810	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	5,087
850	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.000%, 04/30/12 (e)	895
2,295	Clear Channel Communications, Inc., 9.000%, 03/01/21 (e)	2,332
9,795	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	10,897
	Intelsat Jackson Holdings S.A., (Luxembourg),
5,135	7.250%, 10/15/20 (e)	5,277
10,035	9.500%, 06/15/16	10,612
6,860	11.250%, 06/15/16	7,340
40,305	Intelsat Luxembourg S.A., (Luxembourg), PIK, 12.500%, 02/04/17	44,738
10	Intelsat Subsidiary Holding Co. S.A., (Bermuda), 8.875%, 01/15/15 (e)	10
3,275	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	3,554
	Quebecor Media, Inc., (Canada),
10,560	7.750%, 03/15/16	10,983
	Sinclair Television Group, Inc.,
435	8.375%, 10/15/18 (e)	460
1,400	9.250%, 11/01/17 (e)	1,582
	Telesat Canada/Telesat LLC, (Canada),
6,536	11.000%, 11/01/15	7,337
7,500	12.500%, 11/01/17	9,028
2,000	Univision Communications, Inc., 8.500%, 05/15/21 (e)	2,085

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — Continued
	Videotron Ltee, (Canada),
2,105	6.375%, 12/15/15	2,152
503	6.875%, 01/15/14	510
	Virgin Media Finance plc, (United Kingdom),
1,715	8.375%, 10/15/19	1,944
1,175	9.500%, 08/15/16	1,356
6,245	Visant Corp., 10.000%, 10/01/17	6,760
	WMG Acquisition Corp.,
4,000	7.375%, 04/15/14	3,905
3,050	9.500%, 06/15/16	3,248
9,338	WMG Holdings Corp., SUB, 9.500%, 12/15/14	9,408
16,230	XM Satellite Radio, Inc., 13.000%, 08/01/13 (e)	19,354

		174,209

	Multiline Retail — 0.1%
2,955	Bon-Ton Department Stores, Inc. (The), 10.250%, 03/15/14	3,033
1,725	HSN, Inc., 11.250%, 08/01/16	1,969
2,195	JC Penney Corp., Inc., 7.950%, 04/01/17	2,420
2,680	Macy’s Retail Holdings, Inc., 8.375%, 07/15/15	3,102
3,077	Neiman-Marcus Group, Inc. (The), PIK, 9.750%, 10/15/15	3,223

		13,747

	Specialty Retail — 0.8%
2,475	Claire’s Escrow Corp., 8.875%, 03/15/19 (e)	2,484
5,050	General Nutrition Centers, Inc., PIK, 5.750%, 03/15/14	5,041
2,920	Giraffe Acquisition Corp., 9.125%, 12/01/18 (e)	2,978
2,650	Hillman Group, Inc., 10.875%, 06/01/18	2,915
2,895	Michael Foods, Inc., 9.750%, 07/15/18 (e)	3,170
	Michael’s Stores, Inc.,
3,600	7.750%, 11/01/18 (e)	3,717
8,000	11.375%, 11/01/16	8,740
36,685	SUB, 0.000%, 11/01/16	37,327
3,340	NBC Acquisition Corp., SUB, 11.000%, 03/15/13	1,503
	Nebraska Book Co., Inc.,
15,352	8.625%, 03/15/12	13,817
1,018	10.000%, 12/01/11	1,029
3,320	PEP Boys - Manny, Moe & Jack, 7.500%, 12/15/14	3,395

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Specialty Retail — Continued
3,085	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	3,332
3,465	Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	3,638
7,700	Toys R Us, Inc., 7.875%, 04/15/13	8,239

		101,325

	Textiles, Apparel & Luxury Goods — 0.1%
	Hanesbrands, Inc.,
1,955	8.000%, 12/15/16	2,116
3,110	VAR, 3.831%, 12/15/14	3,110
5,344	Quiksilver, Inc., 6.875%, 04/15/15	5,304

		10,530

	Total Consumer Discretionary	741,797

	Consumer Staples — 1.3%
	Beverages — 0.1%
	Constellation Brands, Inc.,
4,605	7.250%, 09/01/16	4,951
3,330	8.375%, 12/15/14	3,746
675	Cott Beverages, Inc., 8.125%, 09/01/18	726

		9,423

	Food & Staples Retailing — 0.4%
	Rite Aid Corp.,
12,920	7.500%, 03/01/17	13,001
3,130	8.000%, 08/15/20	3,384
36,270	9.500%, 06/15/17	33,368
745	10.250%, 10/15/19	821
8,970	SUPERVALU, Inc., 8.000%, 05/01/16	8,925

		59,499

	Food Products — 0.3%
2,005	B&G Foods, Inc., 7.625%, 01/15/18	2,140
1,745	Blue Merger Sub, Inc., 7.625%, 02/15/19 (e)	1,763
3,010	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	3,251
	Chiquita Brands International, Inc.,
4,000	7.500%, 11/01/14	4,070
8,750	8.875%, 12/01/15	9,034
	Dole Food Co., Inc.,
2,545	8.000%, 10/01/16 (e)	2,717
870	13.875%, 03/15/14	1,065
1,567	JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	1,833
2,640	Smithfield Foods, Inc., 7.750%, 05/15/13	2,871

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — Continued
6,000	7.750%, 07/01/17	6,495
57	10.000%, 07/15/14	67

		35,306

	Household Products — 0.5%
3,615	Central Garden and Pet Co., 8.250%, 03/01/18	3,800
3,910	Diversey, Inc., 8.250%, 11/15/19	4,257
	Jarden Corp.,
1,330	7.500%, 05/01/17	1,415
500	7.500%, 01/15/20	527
6,405	8.000%, 05/01/16	7,014
1,836	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	1,946
	Spectrum Brands Holdings, Inc.,
3,010	9.500%, 06/15/18 (e)	3,371
28,481	PIK, 12.000%, 08/28/19	32,042
4,405	Yankee Candle Co., Inc., 9.750%, 02/15/17	4,702
685	YCC Holdings LLC/Yankee Finance, Inc., 10.250%, 02/15/16 (e)	706

		59,780

	Personal Products — 0.0% (g)
4,605	Revlon Consumer Products Corp., 9.750%, 11/15/15	4,996

	Total Consumer Staples	169,004

	Energy — 1.3%
	Energy Equipment & Services — 0.3%
1,625	Forbes Energy Services LLC/Forbes Energy Capital, Inc., 11.000%, 02/15/15	1,672
4,750	Gibson Energy ULC/GEP Midstream Finance Corp., (Canada), 10.000%, 01/15/18	4,964
7,375	Global Geophysical Services, Inc., 10.500%, 05/01/17	7,965
6,464	Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e)	6,723
3,500	Key Energy Services, Inc., 8.375%, 12/01/14	3,806
2,095	Parker Drilling Co., 9.125%, 04/01/18	2,252
2,170	Pride International, Inc., 6.875%, 08/15/20	2,419
	Sevan Marine ASA, (Norway),
3,400	12.000%, 08/10/15 (e)	3,621
2,500	VAR, 3.443%, 05/14/13 (e)	2,250
2,305	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	2,412

		38,084

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	43

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — 1.0%
1,863	Alon Refining Krotz Springs, Inc., 13.500%, 10/15/14	1,933
24,500	Anadarko Petroleum Corp., 6.375%, 09/15/17	27,308
	Arch Coal, Inc.,
670	7.250%, 10/01/20	712
6,095	8.750%, 08/01/16	6,803
	Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.,
5,555	10.750%, 02/01/18	6,816
1,435	12.125%, 08/01/17	1,871
3,995	BreitBurn Energy Partners LP, 8.625%, 10/15/20 (e)	4,200
2,970	Brigham Exploration Co., 8.750%, 10/01/18 (e)	3,297
	Chesapeake Energy Corp.,
1,820	6.500%, 08/15/17	1,952
1,670	6.625%, 08/15/20	1,754
2,820	6.875%, 08/15/18	3,003
50	7.250%, 12/15/18	55
4,370	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	5,025
3,295	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	3,583
	Consol Energy, Inc.,
1,080	8.000%, 04/01/17	1,172
790	8.250%, 04/01/20	871
1,110	Denbury Resources, Inc., 9.750%, 03/01/16	1,260
	El Paso Corp.,
1,420	6.875%, 06/15/14	1,552
440	7.000%, 06/15/17	491
325	7.250%, 06/01/18	368
1,765	Encore Acquisition Co., 9.500%, 05/01/16	1,994
2,575	EXCO Resources, Inc., 7.500%, 09/15/18	2,556
	Forest Oil Corp.,
1,030	7.250%, 06/15/19	1,066
1,067	8.500%, 02/15/14	1,187
	Inergy LP/Inergy Finance Corp.,
3,040	6.875%, 08/01/21 (e)	3,108
2,620	7.000%, 10/01/18 (e)	2,715
1,736	8.750%, 03/01/15	1,875
3,745	Linn Energy LLC, 9.875%, 07/01/18	4,194
	Linn Energy LLC/Linn Energy Finance Corp.,
1,370	7.750%, 02/01/21 (e)	1,455
920	11.750%, 05/15/17	1,072

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Oil, Gas & Consumable Fuels — Continued
	4,425	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17 (e)	4,469
		Petrohawk Energy Corp.,
	1,855	7.250%, 08/15/18	1,920
	4,100	7.875%, 06/01/15	4,346
	2,265	10.500%, 08/01/14	2,605
		Plains Exploration & Production Co.,
	2,045	7.000%, 03/15/17	2,132
	1,570	7.750%, 06/15/15	1,648
	705	Range Resources Corp., 7.500%, 05/15/16	737
	795	SM Energy Co., 6.625%, 02/15/19 (e)	804
NOK	63,000	Teekay Offshore Partners LP, VAR, 7.420%, 11/29/13 (f) (i)	11,362
		Western Refining, Inc.,
	6,500	11.250%, 06/15/17 (e)	7,345
	3,500	VAR, 10.750%, 06/15/14 (e)	3,789
	460	Whiting Petroleum Corp., 6.500%, 10/01/18	477

			136,882

		Total Energy	174,966

		Financials — 4.1%
		Capital Markets — 0.4%
	1,732	Credit Suisse, (Switzerland), VAR, 1.003%, 05/15/17 (x)	1,318
	10,700	Goldman Sachs Group, Inc. (The), 3.700%, 08/01/15	10,848
	35,600	Morgan Stanley, 4.000%, 07/24/15	36,449

			48,615

		Commercial Banks — 0.5%
		Barclays Bank plc, (United Kingdom),
	9,715	VAR, 5.926%, 12/15/16 (e) (x)	8,962
	17,850	VAR, 7.434%, 12/15/17 (e) (x)	17,448
	2,700	Comerica Bank, VAR, 0.463%, 08/24/11 (m)	2,700
	2,060	Credit Agricole S.A., (France), VAR, 6.637%, 05/31/17 (e) (x)	1,839
	16,500	Discover Bank, 8.700%, 11/18/19	19,851
	15,850	Lloyds TSB Bank plc, (United Kingdom), 5.800%, 01/13/20 (e)	15,779
	3,172	Wachovia Capital Trust III, VAR, 5.800%, 04/04/11 (x)	2,886

			69,465

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Consumer Finance — 0.9%
9,860	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	10,143
	Ally Financial, Inc.,
3,480	4.500%, 02/11/14	3,515
3,310	6.250%, 12/01/17 (e)	3,455
20,535	6.750%, 12/01/14	21,972
28,192	American General Finance Corp., 6.900%, 12/15/17	25,302
	Ford Motor Credit Co. LLC,
1,145	6.625%, 08/15/17	1,218
3,035	7.000%, 04/15/15	3,307
14,895	8.000%, 12/15/16	16,871
11,095	8.700%, 10/01/14	12,653
	International Lease Finance Corp.,
2,255	7.125%, 09/01/18 (e)	2,461
1,685	8.250%, 12/15/20	1,874
7,340	8.625%, 09/15/15 (e)	8,276
3,830	8.750%, 03/15/17 (e)	4,376

		115,423

	Diversified Financial Services — 1.0%
	Bank of America Corp.,
7,000	5.625%, 07/01/20	7,281
3,180	VAR, 8.000%, 01/30/18 (x)	3,357
2,800	Block Financial LLC, 5.125%, 10/30/14	2,867
	CIT Group, Inc.,
8,999	7.000%, 05/01/15	9,123
32,035	7.000%, 05/01/16	32,315
3,806	7.000%, 05/01/17	3,835
	CNG Holdings, Inc.,
12,015	12.250%, 02/15/15 (e)	13,472
2,000	13.750%, 08/15/15 (e)	2,250
1,000	Deluxe Corp., 7.375%, 06/01/15	1,042
4,100	General Electric Capital Corp., VAR, 0.383%, 08/15/11 (m)	4,102
18,345	ILFC E-Capital Trust I, VAR, 5.960%, 12/21/65 (e)	15,479
16,845	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	14,655
3,600	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	3,573
1,585	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18 (e)	1,613
9,500	SquareTwo Financial Corp., 11.625%, 04/01/17 (e)	9,524
4,790	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	4,772

		129,260

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Insurance — 1.3%
GBP 11,750	American International Group, Inc., 8.625%, 05/22/38	20,248
	Genworth Financial, Inc.,
2,500	7.200%, 02/15/21	2,516
5,700	7.700%, 06/15/20	5,944
2,350	Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e)	2,482
2,600	Hartford Life Institutional Funding, VAR, 0.633%, 08/15/13 (e)	2,567
23,520	HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	24,461
	Liberty Mutual Group, Inc.,
9,540	7.800%, 03/15/37 (e)	9,540
24,685	VAR, 10.750%, 06/15/58 (e)	32,152
2,400	MetLife Capital Trust X, 9.250%, 04/08/38 (e)	2,904
	Metropolitan Life Global Funding I,
3,650	5.125%, 11/09/11 (e)	3,760
2,400	5.125%, 04/10/13 (e)	2,570
1,400	5.200%, 09/18/13 (e)	1,516
	Nationwide Mutual Insurance Co.,
1,783	8.250%, 12/01/31 (e)	1,922
13,100	9.375%, 08/15/39 (e)	15,617
	Pricoa Global Funding I,
3,600	4.625%, 06/25/12 (e)	3,752
4,000	VAR, 0.433%, 06/26/12 (e)	3,973
	Towergate Finance plc, (United Kingdom),
GBP 1,000	8.500%, 02/15/18 (e)	1,682
GBP 4,500	10.500%, 02/15/19 (e)	7,718
	USI Holdings Corp.,
12,164	9.750%, 05/15/15 (e)	12,529
12,225	VAR, 4.188%, 11/15/14 (e) (f) (i)	11,797

		169,650

	Total Financials	532,413

	Health Care — 1.7%
	Health Care Equipment & Supplies — 0.2%
	Accellent, Inc.,
2,100	8.375%, 02/01/17	2,226
3,445	10.000%, 11/01/17 (e)	3,411
14,615	Biomet, Inc., PIK, 11.125%, 10/15/17	16,351
4,460	DJO Finance LLC/DJO Finance Corp., 10.875%, 11/15/14	4,889

		26,877

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	45

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Health Care Providers & Services — 1.0%
2,630	Bausch & Lomb, Inc., 9.875%, 11/01/15	2,847
5,605	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	5,941
	DaVita, Inc.,
2,005	6.375%, 11/01/18	2,033
465	6.625%, 11/01/20	471
4,165	HCA Holdings, Inc., 7.750%, 05/15/21 (e)	4,384
	HCA, Inc.,
2,282	5.750%, 03/15/14	2,339
2,816	6.375%, 01/15/15	2,907
11,845	9.250%, 11/15/16	12,793
23,975	PIK, 9.625%, 11/15/16	26,013
5,635	Health Management Associates, Inc., 6.125%, 04/15/16	5,719
	HealthSouth Corp.,
1,965	7.250%, 10/01/18	2,039
1,965	7.750%, 09/15/22	2,046
9,900	Multiplan, Inc., 9.875%, 09/01/18 (e)	10,655
8,308	OnCure Holdings, Inc., 11.750%, 05/15/17 (e)	8,225
5,765	Radiation Therapy Services, Inc., 9.875%, 04/15/17	5,938
20,132	Select Medical Corp., 7.625%, 02/01/15	20,459
2,527	Surgical Care Affiliates, Inc., PIK, 8.875%, 07/15/15 (e)	2,578
	Tenet Healthcare Corp.,
725	8.000%, 08/01/20	747
895	8.875%, 07/01/19	1,018
4,865	9.250%, 02/01/15	5,345
1,570	10.000%, 05/01/18	1,845
	United Surgical Partners International, Inc.,
2,345	8.875%, 05/01/17	2,474
3,410	PIK, 10.000%, 05/01/17	3,606

		132,422

	Pharmaceuticals — 0.5%
	Catalent Pharma Solutions, Inc.,
EUR 8,500	9.750%, 04/15/17	12,199
14,878	PIK, 10.250%, 04/15/15	15,287
	Elan Finance plc/Elan Finance Corp., (Ireland),
11,800	8.750%, 10/15/16	12,449
5,500	8.750%, 10/15/16 (e)	5,789
	Mylan, Inc.,
715	7.625%, 07/15/17 (e)	785
4,630	7.875%, 07/15/20 (e)	5,174

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Pharmaceuticals — Continued
	Valeant Pharmaceuticals International,
610	6.750%, 10/01/17 (e)	631
5,940	6.875%, 12/01/18 (e)	6,178

		58,492

	Total Health Care	217,791

	Industrials — 3.8%
	Aerospace & Defense — 0.2%
5,360	Alliant Techsystems, Inc., 6.750%, 04/01/16	5,534
1,575	BE Aerospace, Inc., 6.875%, 10/01/20	1,642
9,000	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17 (e)	7,155
125	Esterline Technologies Corp., 7.000%, 08/01/20	131
	L-3 Communications Corp.,
1,590	5.875%, 01/15/15	1,621
2,060	6.375%, 10/15/15	2,127
3,880	Sequa Corp., 11.750%, 12/01/15 (e)	4,210
3,885	Spirit Aerosystems, Inc., 7.500%, 10/01/17	4,128
1,285	Triumph Group, Inc., 8.625%, 07/15/18	1,416

		27,964

	Airlines — 0.7%
	American Airlines Pass Through Trust 2001-01,
3,653	6.977%, 05/23/21	3,251
2,924	7.377%, 05/23/19	2,880
980	American Airlines Pass Through Trust 2009-1A, 10.375%, 07/02/19	1,176
	American Airlines, Inc.,
2,100	10.500%, 10/15/12	2,305
806	13.000%, 08/01/16	959
15,547	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	15,624
14,390	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	14,462
8,531	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	9,043
5,071	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	5,122
	Delta Air Lines, Inc.,
7,322	Series 2009-1A, 7.750%, 12/17/19	8,237
3,495	8.954%, 08/10/14	3,671
	Northwest Airlines, Inc.,
17,893	7.027%, 11/01/19	18,609
424	8.028%, 11/01/17	433

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Airlines — Continued
2,077	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	2,410
1,191	United Air Lines, Inc., 12.000%, 01/15/16 (e)	1,345

		89,527

	Building Products — 0.1%
2,970	Associated Materials LLC, 9.125%, 11/01/17 (e)	3,211
3,075	Building Materials Corp of America, 6.875%, 08/15/18 (e)	3,152
2,120	Interline Brands, Inc., 7.000%, 11/15/18	2,200
8,790	Masco Corp., 7.125%, 03/15/20	9,155
2,205	Ply Gem Industries, Inc., 8.250%, 02/15/18 (e)	2,257

		19,975

	Commercial Services & Supplies — 0.6%
	ACCO Brands Corp.,
2,560	7.625%, 08/15/15	2,608
4,445	10.625%, 03/15/15	5,023
2,150	Aircastle Ltd., (Bermuda), 9.750%, 08/01/18	2,397
715	Aleris International, Inc., 7.625%, 02/15/18 (e)	728
2,510	AWAS Aviation Capital Ltd., (Ireland), 7.000%, 10/15/16 (e)	2,579
	Cenveo Corp.,
5,650	8.875%, 02/01/18	5,678
3,108	10.500%, 08/15/16 (e)	3,139
	Corrections Corp. of America,
520	6.250%, 03/15/13	521
2,197	6.750%, 01/31/14	2,233
1,415	7.750%, 06/01/17	1,549
4,320	Geo Group, Inc. (The), 7.750%, 10/15/17	4,606
	Iron Mountain, Inc.,
1,203	6.625%, 01/01/16	1,209
3,065	8.375%, 08/15/21	3,391
5,175	8.750%, 07/15/18	5,440
2,885	Polypore International, Inc., 7.500%, 11/15/17 (e)	2,986
25,000	RR Donnelley & Sons Co., 7.625%, 06/15/20	26,206
6,345	ServiceMaster Co. (The), PIK, 10.750%, 07/15/15 (e)	6,821

		77,114

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Construction & Engineering — 0.3%
17,443	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	18,904
7,000	New Enterprise Stone & Lime Co., 11.000%, 09/01/18 (e)	7,157
	United Rentals North America, Inc.,
980	8.375%, 09/15/20	1,038
3,025	9.250%, 12/15/19	3,426
2,365	10.875%, 06/15/16	2,749

		33,274

	Electrical Equipment — 0.2%
90	Belden, Inc., 9.250%, 06/15/19	100
11,600	Da-Lite Screen Co., Inc., 12.500%, 04/01/15	12,992
4,672	Viasystems, Inc., 12.000%, 01/15/15 (e)	5,291

		18,383

	Environmental Control — 0.0% (g)
1,336	Clean Harbors, Inc., 7.625%, 08/15/16	1,419

	Industrial Conglomerates — 0.5%
2,460	Amsted Industries, Inc., 8.125%, 03/15/18 (e)	2,644
13,523	FGI Holding Co., Inc., PIK, 11.250%, 10/01/15 (e)	13,253
	Harland Clarke Holdings Corp.,
6,550	9.500%, 05/15/15	6,435
21,929	VAR, 6.000%, 05/15/15	19,681
16,467	JB Poindexter & Co., Inc., 8.750%, 03/15/14	16,632
7,580	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	8,253

		66,898

	Industrial Machinery — 0.0% (g)
2,705	General Cable Corp., 7.125%, 04/01/17	2,783
1,575	Mueller Water Products, Inc., 8.750%, 09/01/20	1,744

		4,527

	Machinery — 0.2%
	Case New Holland, Inc.,
3,810	7.750%, 09/01/13	4,172
2,595	7.875%, 12/01/17 (e)	2,900
5,200	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	5,798
	Manitowoc Co., Inc. (The),
2,770	8.500%, 11/01/20	3,012
2,055	9.500%, 02/15/18	2,297
2,495	Pinafore LLC/Pinafore Inc., 9.000%, 10/01/18 (e)	2,776
3,980	Terex Corp., 8.000%, 11/15/17	4,169

		25,124

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	47

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Marine — 0.5%
10,000	ACL I Corp., PIK, 10.625%, 02/15/16 (e)	10,050
EUR 19,406	CMA CGM S.A., (France), 5.500%, 05/16/12 (e)	27,181
25,251	General Maritime Corp., 12.000%, 11/15/17	23,168
2,575	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19 (e)	2,633

		63,032

	Road & Rail — 0.5%
3,155	Ashtead Capital, Inc., 9.000%, 08/15/16 (e)	3,344
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
3,835	7.750%, 05/15/16	3,998
1,725	8.250%, 01/15/19	1,831
2,225	9.625%, 03/15/18	2,486
EUR 2,950	Avis Finance Co., plc, (United Kingdom), VAR, 3.682%, 07/31/13	4,020
	Hertz Corp. (The),
1,610	6.750%, 04/15/19 (e)	1,642
4,620	7.500%, 10/15/18 (e)	4,891
1,356	8.875%, 01/01/14	1,392
3,538	RailAmerica, Inc., 9.250%, 07/01/17	3,918
	RSC Equipment Rental, Inc./RSC Holdings III LLC,
1,340	8.250%, 02/01/21 (e)	1,417
28,630	9.500%, 12/01/14	30,062
7,250	10.250%, 11/15/19	8,265
1,645	Uncle Acquisition 2010 Corp., 8.625%, 02/15/19 (e)	1,752

		69,018

	Total Industrials	496,255

	Information Technology — 1.7%
	Communications Equipment — 0.4%
6,400	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	5,568
	Avaya, Inc.,
3,540	7.000%, 04/01/19 (e)	3,505
38,650	9.750%, 11/01/15	40,003
2,198	PIK, 10.875%, 11/01/15	2,275
2,810	CommScope, Inc., 8.250%, 01/15/19 (e)	2,915

		54,266

	Electronic Equipment, Instruments & Components — 0.3%
4,590	Aeroflex, Inc., 11.750%, 02/15/15	5,009
5,250	Intcomex, Inc., 13.250%, 12/15/14 (e)	5,591
590	Jabil Circuit, Inc., 7.750%, 07/15/16	668

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electronic Equipment, Instruments & Components — Continued
	NXP B.V./NXP Funding LLC, (Netherlands),
7,453	7.875%, 10/15/14	7,779
2,985	9.500%, 10/15/15	3,187
7,875	9.750%, 08/01/18 (e)	8,997
2,755	VAR, 3.053%, 10/15/13	2,741
	Sanmina-SCI Corp.,
3,417	6.750%, 03/01/13	3,417
1,765	8.125%, 03/01/16	1,818

		39,207

	Internet Software & Services — 0.0% (g)
3,470	GXS Worldwide, Inc., 9.750%, 06/15/15	3,531

	IT Services — 0.6%
	Fidelity National Information Services, Inc.,
1,795	7.625%, 07/15/17	1,979
395	7.875%, 07/15/20	439
	First Data Corp.,
6,168	8.250%, 01/15/21 (e)	6,137
3,080	8.875%, 08/15/20 (e)	3,373
489	9.875%, 09/24/15	494
17,187	12.625%, 01/15/21 (e)	18,003
4,400	PIK, 8.750%, 01/15/22 (e)	4,345
4,420	Interactive Data Corp., 10.250%, 08/01/18 (e)	4,928
11,520	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18 (e)	10,656
8,000	Stratus Technologies, Inc., 12.000%, 03/29/15 (e)	7,200
400	Stream Global Services, Inc., 11.250%, 10/01/14	424
	SunGard Data Systems, Inc.,
1,900	7.375%, 11/15/18 (e)	1,962
14,515	10.250%, 08/15/15	15,295

		75,235

	Semiconductors & Semiconductor Equipment — 0.3%
	Amkor Technology, Inc.,
2,080	7.375%, 05/01/18	2,181
2,115	9.250%, 06/01/16	2,242
	Freescale Semiconductor, Inc.,
10,565	9.250%, 04/15/18 (e)	11,780
14,665	10.125%, 03/15/18 (e)	16,792
4,800	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg), 10.500%, 04/15/18	5,424

		38,419

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Software — 0.1%
2,435	Aspect Software, Inc., 10.625%, 05/15/17 (e)	2,593
2,085	JDA Software Group, Inc., 8.000%, 12/15/14	2,275
1,795	Mantech International Corp., 7.250%, 04/15/18	1,876
2,870	SSI Investments II/SSI Co-Issuer LLC, 11.125%, 06/01/18	3,232

		9,976

	Total Information Technology	220,634

	Materials — 1.9%
	Chemicals — 0.5%
2,495	Ashland, Inc., 9.125%, 06/01/17	2,902
640	Chemtura Corp., 7.875%, 09/01/18 (e)	683
1,930	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20 (e)	2,053
	Huntsman International LLC,
4,205	5.500%, 06/30/16	4,152
627	7.375%, 01/01/15	642
1,815	8.625%, 03/15/20	2,015
845	8.625%, 03/15/21 (e)	938
7,575	Ineos Finance plc, (United Kingdom), 9.000%, 05/15/15 (e)	8,314
3,290	Ineos Group Holdings plc, (United Kingdom), 8.500%, 02/15/16 (e)	3,323
	Lyondell Chemical Co.,
2,223	8.000%, 11/01/17 (e)	2,502
16,360	11.000%, 05/01/18	18,773
605	Nalco Co., 6.625%, 01/15/19 (e)	625
1,695	Nova Chemicals Corp., (Canada), 8.625%, 11/01/19	1,873
2,375	Polymer Group, Inc., 7.750%, 02/01/19 (e)	2,473
1,995	PolyOne Corp., 7.375%, 09/15/20	2,115
5,475	Reichhold Industries, Inc., 9.000%, 08/15/14 (e)	4,832
1,315	Solutia, Inc., 8.750%, 11/01/17	1,455
2,805	Vertellus Specialties, Inc., 9.375%, 10/01/15 (e)	3,017

		62,687

	Containers & Packaging — 0.5%
	Ardagh Packaging Finance plc, (Ireland),
960	7.375%, 10/15/17 (e)	1,022
4,405	9.125%, 10/15/20 (e)	4,835

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Containers & Packaging — Continued
	Berry Plastics Corp.,
11,004	9.500%, 05/15/18	11,031
7,220	9.750%, 01/15/21 (e)	7,238
635	10.250%, 03/01/16	621
4,200	BWAY Holding Co., 10.000%, 06/15/18 (e)	4,662
9,410	Constar International, Inc., VAR, 0.000%, 02/15/12 (d)	4,317
550	Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 05/15/17	600
	Graham Packaging Co. LP/GPC Capital Corp. I,
3,945	8.250%, 01/01/17	4,221
675	8.250%, 10/01/18	728
4,470	9.875%, 10/15/14	4,626
1,285	Graphic Packaging International, Inc., 7.875%, 10/01/18	1,381
665	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	725
2,960	Packaging Dynamics Corp., 8.750%, 02/01/16 (e)	3,030
2,375	Packaging Dynamics Finance Corp., 10.000%, 05/01/16 (e)	2,518
1,750	Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	1,829
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,035	6.875%, 02/15/21 (e)	1,037
2,245	8.250%, 02/15/21 (e)	2,251
6,870	8.500%, 05/15/18 (e)	7,110
3,570	9.000%, 04/15/19 (e)	3,722
2,970	Solo Cup Co., 10.500%, 11/01/13	3,029

		70,533

	Metals & Mining — 0.2%
511	Arch Western Finance LLC, 6.750%, 07/01/13	516
3,060	Atkore International, Inc., 9.875%, 01/01/18 (e)	3,331
11,133	Noranda Aluminum Acquisition Corp., PIK, 5.193%, 05/15/15	10,382
	Novelis, Inc., (Canada),
2,830	8.375%, 12/15/17 (e)	3,120
3,505	8.750%, 12/15/20 (e)	3,864
1,390	Peabody Energy Corp., 7.375%, 11/01/16	1,571
1,255	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	1,340

		24,124

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	49

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Paper & Forest Products — 0.7%
17,562	AbitibiBowater, Inc., 10.250%, 10/15/18 (e)	19,669
	Abitibi-Consolidated Co. of Canada, (Canada),
1,780	6.000%, 06/20/13 (d)	18
14,000	8.375%, 04/01/15 (d)	140
	Abitibi-Consolidated, Inc., (Canada),
300	7.500%, 04/01/28 (d)	3
15,268	8.500%, 08/01/29 (d)	153
1,237	8.550%, 08/01/10 (d)	12
4,169	8.850%, 08/01/30 (d)	42
10,000	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	10,350
	Clearwater Paper Corp.,
255	7.125%, 11/01/18 (e)	265
2,695	10.625%, 06/15/16	3,079
	Georgia-Pacific LLC,
597	7.000%, 01/15/15 (e)	618
2,275	7.125%, 01/15/17 (e)	2,417
1,210	8.250%, 05/01/16 (e)	1,364
5,219	Jefferson Smurfit Corp., 8.250%, 10/01/12 (d) (f) (i)	352
	NewPage Corp.,
8,000	10.000%, 05/01/12	5,280
48,416	11.375%, 12/31/14	48,295
	P.H. Glatfelter Co.,
2,665	7.125%, 05/01/16	2,725
2,250	PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	2,599
	Smurfit-Stone Container Enterprises, Inc.,
9,462	8.000%, 03/15/17 (d) (f) (i)	638
15,788	8.375%, 07/01/12 (d) (f) (i)	1,066

		99,085

	Total Materials	256,429

	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.5%
4,415	Cincinnati Bell, Inc., 8.375%, 10/15/20	4,360
	Clearwire Communications LLC/Clearwire Finance, Inc.,
54,338	12.000%, 12/01/15 (e)	59,229
1,450	12.000%, 12/01/17 (e)	1,566
1,850	Cogent Communications Group, Inc., 8.375%, 02/15/18 (e)	1,919
	Frontier Communications Corp.,
2,025	6.625%, 03/15/15	2,149
1,780	8.500%, 04/15/20	1,976

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — Continued
5,560	GCI, Inc., 8.625%, 11/15/19	6,116
2,395	ITC Deltacom, Inc., 10.500%, 04/01/16	2,629
6,500	Level 3 Communications, Inc., 11.875%, 02/01/19 (e)	6,386
	Level 3 Financing, Inc.,
16,494	9.250%, 11/01/14	17,030
25,230	10.000%, 02/01/18	25,703
	PAETEC Holding Corp.,
2,885	8.875%, 06/30/17	3,130
2,025	9.500%, 07/15/15	2,134
3,905	9.875%, 12/01/18 (e)	4,208
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 11/15/13 (d) (f) (i)	128
2,650	6.500%, 08/01/27 (d) (f) (i)	133
1,050	9.750%, 01/15/15 (d) (f) (i)	52
	Qwest Communications International, Inc.,
1,885	7.125%, 04/01/18	2,022
9,865	7.500%, 02/15/14	10,013
	Wind Acquisition Finance S.A., (Luxembourg),
13,220	7.250%, 02/15/18 (e)	13,649
15,151	11.750%, 07/15/17 (e)	17,386
1,979	PIK, 12.250%, 07/15/17 (e)	2,315
	Windstream Corp.,
855	8.125%, 09/01/18	915
8,060	8.625%, 08/01/16	8,523
3,680	Zayo Group LLC/Zayo Capital, Inc., 10.250%, 03/15/17	4,089

		197,760

	Wireless Telecommunication Services — 0.4%
1,605	Buccaneer Merger Sub, Inc., 9.125%, 01/15/19 (e)	1,733
1,405	Cricket Communications, Inc., 7.750%, 10/15/20	1,345
3,395	Crown Castle International Corp., 9.000%, 01/15/15	3,819
2,275	Digicel Group Ltd., (Bermuda), 10.500%, 04/15/18 (e)	2,594
2,395	Digicel Ltd., (Bermuda), 8.250%, 09/01/17 (e)	2,503
2,896	iPCS, Inc., PIK, 3.554%, 05/01/14	2,845
4,440	MetroPCS Wireless, Inc., 7.875%, 09/01/18	4,690
2,750	Nextel Communications, Inc., 7.375%, 08/01/15	2,757
770	NII Capital Corp., 10.000%, 08/15/16	872
	SBA Telecommunications, Inc.,
1,000	8.000%, 08/15/16	1,090

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
170	8.250%, 08/15/19	187
	Sprint Capital Corp.,
1,865	6.900%, 05/01/19	1,881
17,365	8.750%, 03/15/32	18,060
220	Trilogy International Partners LLC/Trilogy International Finance, Inc., 10.250%, 08/15/16 (e)	224

		44,600

	Total Telecommunication Services	242,360

	Utilities — 1.0%
	Electric Utilities — 0.2%
	AES Corp. (The),
1,755	8.000%, 10/15/17	1,904
5,950	9.750%, 04/15/16	6,917
9,600	AES Eastern Energy LP, 9.670%, 01/02/29	8,160
755	Aguila 3 S.A., (Luxembourg), 7.875%, 01/31/18 (e)	784
1,026	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	1,071
	Homer City Funding LLC,
7,082	8.137%, 10/01/19	6,816
4,204	8.734%, 10/01/26	3,847

		29,499

	Gas Utilities — 0.2%
4,710	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18	5,193
20,250	Dynegy Roseton/Danskammer Pass-Through Trust, 7.670%, 11/08/16	19,693
3,550	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.750%, 04/15/18	3,887

		28,773

	Independent Power Producers & Energy Traders — 0.6%
	Calpine Corp.,
1,285	7.250%, 10/15/17 (e)	1,346
2,440	7.500%, 02/15/21 (e)	2,495
2,240	7.875%, 07/31/20 (e)	2,368
	Dynegy Holdings, Inc.,
3,863	7.625%, 10/15/26	2,569
23,917	7.750%, 06/01/19	17,280
	Edison Mission Energy,
5,000	7.000%, 05/15/17	4,063
12,500	7.200%, 05/15/19	9,937
9,250	7.750%, 06/15/16	8,279

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Independent Power Producers & Energy Traders — Continued
1,475	Energy Future Holdings Corp., 10.000%, 01/15/20 (e)	1,536
10,299	Midwest Generation LLC, 8.560%, 01/02/16	10,660
475	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.875%, 06/01/16 (e)	537
	NRG Energy, Inc.,
4,340	7.375%, 02/01/16	4,492
1,490	7.625%, 01/15/18 (e)	1,551
2,150	8.250%, 09/01/20 (e)	2,263

		69,376

	Total Utilities	127,648

	Total Corporate Bonds (Cost $2,932,384)	3,179,297

Exchange-Traded Note — 0.0% (g)
85	Barclays Bank plc, iPath ETN, Linked to the inverse performance of S&P 500 VIX Short-Term Futures Index Excess Return, due 07/17/20 (a) (Cost $7,273)	2,576

SHARES
Investment Companies — 0.3%
244	Advent Claymore Global Convertible Securities & Income Fund	2,414
137	Dreyfus High Yield Strategies Fund	638
452	ING Prime Rate Trust	2,715
323	Invesco Van Kampen Senior Income Trust	1,618
619	Nuveen Multi-Strategy Income and Growth Fund 2	5,562
1,680	Nuveen Municipal Value Fund	15,257
72	SPDR Barclays Capital High Yield Bond ETF	2,944
386	WisdomTree Dreyfus Chinese Yuan Fund (a)	9,793

	Total Investment Companies (Cost $33,147)	40,941

PRINCIPAL AMOUNT
Private Placements — 0.2%
	Commercial Loans — 0.2%
	Raleigh Hotel,
10,000	10% + LIBOR, 12/01/15 (f) (i)	10,000
10,000	8.000%, 12/01/15 (f) (i)	10,308

	(Cost $20,000)	20,308

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	51

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Mortgage Pass-Through Securities — 2.2%
	Federal National Mortgage Association, 30 Year, Single Family,
69,958	TBA, 3.500%, 04/25/41	65,848
94,071	TBA, 4.000%, 03/25/41	92,748
122,498	TBA, 4.500%, 03/25/41 - 04/25/41	124,382

	Total Mortgage Pass-Through Securities (Cost $281,137)	282,978

U.S. Treasury Obligations — 1.1%
	U.S. Treasury Bonds,
26,365	4.750%, 02/15/41 (m)	27,494
51,492	7.125%, 02/15/23 (m)	68,645
52,315	U.S. Treasury Notes, 3.625%, 02/15/21 (m)	53,239

	Total U.S. Treasury Obligations (Cost $148,996)	149,378

SHARES
Common Stocks — 0.3%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
314	General Motors Co. (a)	10,514

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
7	Quad/Graphics, Inc. (a)	311

	Information Technology — 0.0% (g)
	IT Services — 0.0%
165	Stratus Technologies, Inc., ADR (a) (f) (i)	—

	Materials — 0.2%
	Chemicals — 0.1%
259	LyondellBasell Industries N.V., (Netherlands), Class A (a)	9,869

	Construction Materials — 0.0% (g)
403	U.S. Concrete, Inc. (a)	4,034

	Paper & Forest Products — 0.1%
275	AbitibiBowater, Inc., (Canada) (a)	7,695

	Total Materials	21,598

	Total Common Stocks (Cost $27,058)	32,423

Preferred Stocks — 0.4%
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
100	General Motors Co., 4.750%, 12/01/13	5,088

	Financials — 0.3%
	Commercial Banks — 0.1%
100	CoBank ACB, 7.000%, 04/01/11 (e) (f) (i) (x)	4,684

SHARES	SECURITY DESCRIPTION	VALUE

160	CoBank ACB, Series D, 11.000%, 10/01/14 (f) (i) (x)	9,040

		13,724

	Consumer Finance — 0.2%
25	Ally Financial, Inc., 7.000%, 12/31/11 (e) (m) (x)	23,925

	Real Estate Investment Trusts (REITs) — 0.0% (g)
8	Strategic Hotels & Resorts, Inc., 8.500%, 04/04/11 (a) (x)	222

	Total Financials	37,871

	Industrials — 0.1%
	Construction & Engineering — 0.1%
309	M/I Homes, Inc., Series A, 9.750%, 03/15/12 (a) (x)	5,722

	Information Technology — 0.0% (g)
	IT Services — 0.0%
38	Stratus Technologies, Inc., ADR (a) (f) (i)	—

	Total Preferred Stocks (Cost $45,233)	48,681

PRINCIPAL AMOUNT
Loan Participations & Assignments — 3.9%
	Consumer Discretionary — 1.9%
	Distributors — 0.1%
	Alliance Laundry Systems, Term Loan B,
6,631	VAR, 6.250%, 09/30/16	6,686
110	VAR, 6.250%, 09/30/16	111

		6,797

	Gaming — 0.0% (g)
667	Isle of Capri Casinos, Inc., Delayed Draw Term Loan A, VAR, 5.000%, 11/25/13	665
971	Isle of Capri Casinos, Inc., Delayed Draw Term Loan B, VAR, 5.000%, 11/25/13	968
1,958	Isle of Capri Casinos, Inc., Initial Term Loan, VAR, 5.000%, 11/25/13	1,951

		3,584

	Hotels, Restaurants & Leisure — 0.8%
10,000	Boyd Gaming Corp., 1st Lien Term Loan, VAR, 12/17/15^	9,879
	CCM Merger, Inc., Term Loan B,
20,325	VAR, 07/13/12^	20,579
14,564	VAR, 8.500%, 07/13/12	14,564
3,978	VAR, 8.500%, 07/13/12	3,978
1,894	VAR, 8.500%, 07/13/12	1,894

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Participations & Assignments — Continued
	Hotels, Restaurants & Leisure — Continued
1,000	Citycenter Holdings, Inc., Term Loan, VAR, 06/30/15^	1,010
563	Fontainebleau Las Vegas, Delayed Draw Term Loan B, VAR, 0.000%, 06/06/14 (d)	132
1,127	Fontainebleau Las Vegas, Initial Term Loan, VAR, 0.000%, 06/06/14 (d)	265
19,027	Harrah’s Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.303%, 01/28/15	17,635
	Harrah’s Operating Co., Inc., Term B-3 Loan,
1	VAR, 3.303%, 01/28/15	1
613	VAR, 3.303%, 01/28/15	568
3	VAR, 3.303%, 01/28/15	2
23,500	MGM Resorts International, VAR, 02/21/14^	23,151
	Outback (OSI Restaurant), Prefunded RC Commitment,
46	VAR, 0.122%, 06/14/13	45
163	VAR, 2.563%, 06/14/13	160
2,156	Outback (OSI Restaurant), Term Loan B, VAR, 2.625%, 06/14/14	2,118
4,500	Venetian Orient Ltd., Term Loan F, VAR, 4.790%, 06/17/15	4,442

		100,423

	Media — 0.5%
2,244	Cengage Learning Acquisitions, Term Loan, VAR, 2.550%, 07/03/14	2,154
18,645	Clear Channel Communications, Inc., Term Loan B, VAR, 3.912%, 01/29/16	17,042
5,119	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	5,134
18,717	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	18,769
20,725	Univision Communications, Inc., Initial Lien Term Loan, VAR, 2.512%, 09/29/14	20,095
	Vertis, Inc., 1st Lien Term Loan,
5,956	VAR, 11.750%, 12/20/15	5,956
294	VAR, 11.750%, 12/31/15	294

		69,444

	Multiline Retail — 0.0% (g)
1,791	Neiman-Marcus Group, Inc. (The), Tranche B-2 Term Loan, VAR, 4.303%, 04/06/16	1,801

	Specialty Retail — 0.5%
	Claire’s Stores, Term Loan B,
44,246	VAR, 3.012%, 05/29/14	43,059
9,273	VAR, 3.054%, 05/29/14	9,025

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — Continued
11,360	VAR, 5.000%, 05/29/14	11,055
3,500	J. Crew, 1st Lien Term Loan, VAR, 03/04/18^	3,501

		66,640

	Total Consumer Discretionary	248,689

	Consumer Staples — 0.1%
	Household Products — 0.1%
17,347	Spectrum Brands, 1st Term Loan, VAR, 06/01/16^	17,501

	Energy — 0.0% (g)
	Energy Equipment & Services — 0.0% (g)
1,750	Equipower Resource Holdings, 1st Lien Term Loan, VAR, 5.750%, 01/26/18	1,761

	Oil, Gas & Consumable Fuels — 0.0% (g)
3,000	Big West Oil, Term Loan B, VAR, 7.000%, 03/31/16	3,038

	Total Energy	4,799

	Financials — 0.6%
	Capital Markets — 0.1%
3,440	Nuveen Investments, Inc., 2nd Lien Term Loan, VAR, 12.500%, 07/31/15	3,672
9,669	Pinafore LLC, Term Loan B1, VAR, 4.250%, 09/29/16	9,722

		13,394

	Diversified Financial Services — 0.4%
87,209	Capmark Financial Group, U.S. Term Loan, VAR, 0.000%, 03/23/11 (d)	43,314
3,200	Capmark Financial Group, Unsecured Bridge Loan, VAR, 0.000%, 03/23/11 (d)	1,576
	CIT Group, Inc., Tranche 3 Term Loan,
2,074	VAR, 6.250%, 07/27/15	2,103
679	VAR, 6.250%, 07/27/15	688
540	VAR, 6.250%, 07/27/15	547
492	VAR, 6.250%, 07/27/15	498
492	VAR, 6.250%, 07/27/15	498
270	VAR, 6.250%, 07/27/15	274
2,063	VAR, 6.250%, 07/27/15	2,092
881	VAR, 6.250%, 07/27/15	894
806	VAR, 6.250%, 07/27/15	817

		53,301

	Insurance — 0.0% (g)
405	USI Holdings Corp., Series C, New Term Loan, VAR, 7.000%, 05/04/14	410

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	53

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Participations & Assignments — Continued
	Real Estate Management & Development — 0.1%
2,218	Realogy Corp., Extended Term Loan, VAR, 4.562%, 10/10/16	2,111
3,635	Realogy Corp., Tranche A Second Lien Term Loan, VAR, 13.500%, 10/15/17	4,001

		6,112

	Total Financials	73,217

	Health Care — 0.1%
	Health Care Providers & Services — 0.0% (g)
1,625	Inventive Health, Term Loan, VAR, 08/04/16^	1,631

	Pharmaceuticals — 0.1%
	Axcan Intermediate Holdings, Inc., Term Loan,
3,017	VAR, 5.500%, 02/10/17	3,020
516	VAR, 5.500%, 02/10/17	516
499	Catalent Pharma Solutions, Inc., Dollar Term Loans, VAR, 2.512%, 04/10/14	491

		4,027

	Total Health Care	5,658

	Industrials — 0.2%
	Building Products — 0.1%
1,374	Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.203%, 02/07/14	1,161
	Jacuzzi Brands, Inc., 1st Lien Term Loan B,
28	VAR, 2.533%, 02/07/14	24
13,693	VAR, 2.554%, 02/07/14	11,570

		12,755

	Electrical Equipment — 0.1%
265	Electrical Components International, Inc., Synthetic Revolving Loan Commitment, VAR, 1.400%, 02/04/16	265
4,235	Electrical Components International, Inc., Term Loan, VAR, 6.750%, 01/25/17	4,241

		4,506

	Machinery — 0.0% (g)
1,996	Xerium Technologies, Inc., 2nd Lein Term Loan A, VAR, 8.250%, 05/25/15	2,000

	Total Industrials	19,261

	Information Technology — 0.3%
	Communications Equipment — 0.1%
5,466	Avaya, Inc., Term Loan B1, VAR, 3.061%, 10/26/14	5,300
4,653	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.811%, 10/27/17	4,556

		9,856

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electronic Equipment, Instruments & Components — 0.0% (g)
5,500	CDW Corp., Extended Tranche E, VAR, 5.264%, 07/15/17	5,498
475	CDW Corp., Non Extended Term Loan, VAR, 4.264%, 10/10/14	475

		5,973

	Internet Software & Services — 0.1%
7,750	Softlayer Technologies, Term Loan B, VAR, 11/09/16^	7,802
3,065	Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/26/17	3,131

		10,933

	IT Services — 0.1%
2,709	First Data Corp., Initial Tranche B-1, VAR, 3.012%, 09/24/14	2,560
5,092	First Data Corp., Initial Tranche B-2 Term Loan, VAR, 3.012%, 09/24/14	4,809
3,306	First Data Corp., Initial Tranche B-3, VAR, 3.011%, 09/24/14	3,122

		10,491

	Semiconductors & Semiconductor Equipment — 0.0% (g)
2,000	Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 12/01/16^	1,998

	Total Information Technology	39,251

	Materials — 0.2%
	Chemicals — 0.1%
1,470	BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	1,459
1,960	Cristal Inorganic Chemicals (Millennium), 1st Lien Term Loan, VAR, 2.553%, 05/15/14	1,953
2,500	Cristal Inorganic Chemicals (Millennium), 2nd Lien Term Loan, VAR, 6.053%, 11/14/14 (f) (i)	2,495
1,284	INEOS Holdings, Term B-2 Loan, VAR, 7.501%, 12/14/13	1,325
1,469	INEOS Holdings, Term C-2 Loan, VAR, 8.001%, 12/14/14	1,523
	Styron, 1st Lien Term Loan,
3,641	VAR, 6.000%, 07/31/17	3,671
9	VAR, 6.000%, 07/31/17	9

		12,435

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Participations & Assignments — Continued
	Containers & Packaging — 0.1%
	Constar International, Inc., Senior Secured Dip Note,
3,871	VAR, 9.000%, 10/01/11 (f) (i)	3,871
	Graham Packaging Co. LP, C Term Loan,
388	VAR, 6.750%, 04/05/14	390
250	VAR, 6.750%, 04/05/14	251
230	VAR, 6.750%, 04/05/14	231
30	VAR, 6.750%, 04/05/14	30
	Reynolds Group Holdings, U.S. Term Loan,
2,495	VAR, 4.250%, 02/14/18	2,508
2,215	VAR, 4.250%, 02/14/18	2,227
1,290	VAR, 4.250%, 02/14/18	1,297
850	Smurfit-Stone Container Corp., Exit Term Loan, VAR, 6.750%, 06/30/16	854

		11,659

	Paper & Forest Products — 0.0% (g)
1,920	Ainsworth Lumber Ltd., Term Loan B, VAR, 5.313%, 06/26/14	1,919

	Total Materials	26,013

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
	Level 3 Communications, Tranche A Term Loan,
3,036	VAR, 2.553%, 03/13/14	2,956
1,214	VAR, 2.553%, 03/13/14	1,183

	Total Telecommunication Services	4,139

	Utilities — 0.5%
	Independent Power Producers & Energy Traders — 0.5%
14,809	New Development Holdings LLC, Term Loan, VAR, 7.000%, 07/03/17	14,953
	Texas Competitive Electric Holdings Co. LLC, Delayed Draw Term Loan,
18,674	VAR, 3.764%, 10/10/14	15,621
374	VAR, 3.803%, 10/10/14	312
752	VAR, 3.803%, 10/10/14	629
	Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2 Term Loan,
2,663	VAR, 3.764%, 10/10/14	2,240
3,755	VAR, 3.803%, 10/10/14	3,159
259	VAR, 3.803%, 10/10/14	218

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Independent Power Producers & Energy Traders — Continued
	Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-3 Term Loan,
33,002	VAR, 3.764%, 10/10/14	27,697
1,345	VAR, 3.803%, 10/10/14	1,129
359	VAR, 3.803%, 10/10/14	301

	Total Utilities	66,259

	Total Loan Participations & Assignments (Cost $472,305)	504,787

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Call Option Purchased — 0.0% (g)
687	5 Year U.S. Treasury Note, Expiring 03/25/11 @ $117.50, American Style
	Total Call Option Purchased (Cost $87)	225

NOTIONAL AMOUNT
	Receiver/Payer Straddles on Interest Rate Swaps — 0.0% (g)
13,992	Expiring 08/26/11. If exercised the Fund pays/receives semi-annually 2.873% and receives/pays quarterly floating 3 month LIBOR terminating 08/31/21, European Style. Counterparty: Citibank, N.A. (r) (Cost $992)	1,158

NUMBER OF CONTRACTS
	Put Option Purchased — 0.0% (g)
525	30 Year U.S. Treasury Bond, Expiring 03/25/11 @ $114.00, American Style	41
700	5 Year U.S. Treasury Note, Expiring 03/25/11 @ $115.50, American Style	104

NOTIONAL AMOUNT
	Payer Option Purchased on Interest Rate Swap — 0.0% (g)
69,957	Expiring 04/18/11. If exercised the Fund pays semi-annually 3.795% and receives quarterly floating 3 month LIBOR terminating 04/20/21, European Style. Counterparty: Deutsche Bank AG, New York (r)	491

	Total Put Options Purchased (Cost $1,753)	636

	Total Options Purchased (Cost $2,832)	2,019

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	55

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments — 62.9%
	U.S. Treasury Obligation — 0.1%
7,375	U.S. Treasury Bill, 0.152%, 06/09/11 (k) (n)	7,373

SHARES
	Investment Company — 62.8%
8,175,571	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% † (b) (l) (m)	8,175,571

	Total Short-Term Investments (Cost $8,182,943)	8,182,944

	Total Investments —102.6% (Cost $13,004,947)	13,349,030
	Liabilities in Excess of Other Assets — (2.6)%	(337,814)

	NET ASSETS — 100.0%	$13,011,216

Percentages indicated are based on net assets.

TBA Short Commitment
PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(139,916)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.000%, 04/15/41	(137,467)
(93,044)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 03/25/41	(97,420)
(68,343)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.500%, 04/25/41	(72,807)

	(Proceeds received of $305,620.)	(307,694)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 02/28/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
696	Eurodollar	03/31/11	289,588	71
218	10 Year U.S. Treasury Note	06/21/11	25,952	13
342	Eurodollar	06/30/11	142,305	21
1,162	Eurodollar	07/29/11	483,455	124
870	90 Day Eurodollar	09/15/14	209,583	537

	Short Futures Outstanding
(121)	Eurodollar	03/14/11	(30,155)	(11)
(121)	Eurodollar	06/13/11	(30,140)	(23)
(1,590)	10 Year U.S. Treasury Note	06/21/11	(189,284)	(151)
(1,230)	30 Year U.S. Treasury Bond	06/21/11	(148,023)	(296)
(1,769)	2 Year U.S. Treasury Note	06/30/11	(386,167)	(589)
(1,430)	5 Year U.S. Treasury Note	06/30/11	(167,221)	(242)
(121)	90 Day Eurodollar	09/19/11	(30,114)	(62)
(121)	90 Day Eurodollar	12/19/11	(30,065)	(46)
(121)	90 Day Eurodollar	03/19/12	(29,987)	(18)
(121)	90 Day Eurodollar	06/18/12	(29,881)	(64)
(991)	90 Day Eurodollar	09/17/12	(243,823)	(318)
(121)	90 Day Eurodollar	12/17/12	(29,669)	66

				(988)

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,070,000	CAD	Royal Bank of Canada	05/13/11	6,140	6,238	98
64,000,000	NOK	Royal Bank of Canada	05/13/11	11,028	11,383	355
				17,168	17,621	453

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,070,000	CAD	Deutsche Bank AG	05/13/11	6,160	6,238	(78)
6,070,000	CAD	Royal Bank of Canada	05/13/11	6,139	6,238	(99)
28,050,00	EUR	Credit Suisse International	03/25/11	37,130	38,697	(1,567)
1,749,000	EUR	Union Bank of Switzerland AG	03/25/11	2,415	2,413	2
2,522,000	GBP	Citibank, N.A.	04/15/11	4,071	4,098	(27)
16,086,000	GBP	Morgan Stanley	04/15/11	25,616	26,140	(524)
64,000,000	NOK	Deutsche Bank AG	05/13/11	11,076	11,383	(307)
64,000,000	NOK	Royal Bank of Canada	05/13/11	11,028	11,383	(355)
				103,635	106,590	(2,955)

OPTIONS WRITTEN

Payer Options Written on Interest Rate Swaps*
COUNTERPARTY	EXERCISE RATE** (r)	OPTION EXPIRATION DATE	SWAP TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	3.395% semi-annually	08/26/11	08/31/21	13,992	(627)
Deutsche Bank AG, New York	2.000% semi-annually	03/14/11	03/16/12	473,415	—
Deutsche Bank AG, New York	2.000% semi-annually	05/17/11	05/19/12	702,094	—

(Premiums received of $3,329.)					(627)

*	European Style
**	The Fund would pay or receive quarterly a floating rate based on 3 month LIBOR, if exercised.

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Alcoa, Inc., 5.720% 02/23/19	1.000% quarterly	03/20/16	1.577%	17,150	432	(429)
Kroger Co. (The), 6.150% 01/15/20	1.000% quarterly	03/20/16	0.925	17,350	(97)	12
XL Group plc, 5.250% 09/15/14	1.000% quarterly	03/20/16	1.203	13,750	105	(68)
Barclays Bank plc:
Bundesrepublik Deutschland, 6.000% 06/20/16	0.250% quarterly	06/20/15	0.463	35,380	298	(333)
Computer Sciences Corp., 6.500% 03/15/18	1.000% quarterly	03/20/16	1.495	16,950	363	(422)
Darden Restaurants, Inc., 6.000% 08/15/35	1.000% quarterly	03/20/16	1.182	6,850	46	(66)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	57

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Darden Restaurants, Inc., 6.000% 08/15/35	1.000% quarterly	03/20/16	1.182%	10,300	69	(94)
Darden Restaurants, Inc., 6.000% 08/15/35	1.000% quarterly	03/20/16	1.182	17,150	114	(142)
BNP Paribas:
Computer Sciences Corp., 6.500% 03/15/18	1.000% quarterly	03/20/16	1.495	16,950	363	(418)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	03/20/16	1.510	10,250	226	(220)
Citibank, N.A.:
Alcoa, Inc., 5.720% 02/23/19	1.000% quarterly	03/20/16	1.577	16,800	424	(422)
Bundesrepublik Deutschland, 6.000% 06/20/16	0.250% quarterly	06/20/15	0.463	3,500	29	—
Home Depot, Inc., 5.875% 12/16/36	1.000% quarterly	09/20/15	0.532	17,300	(391)	228
Kingdom of Belgium, 5.750% 09/28/10	1.000% quarterly	06/20/15	1.667	3,500	87	98
Kingdom of the Netherlands, 3.250% 07/15/15	1.000% quarterly	03/20/16	0.535	13,850	(338)	257
VF Corp., 5.950% 11/01/17	1.000% quarterly	03/20/16	0.840	17,150	(165)	87
XL Group plc, 5.250% 09/15/14	1.000% quarterly	09/20/15	1.127	17,650	63	(1,055)
Credit Suisse International:
Kingdom of Belgium, 5.750% 09/28/10	1.000% quarterly	03/20/15	1.640	10,350	233	607
Kroger Co. (The), 6.150% 01/15/20	1.000% quarterly	03/20/16	0.925	16,950	(94)	29
Staples, Inc., 7.375% 10/01/12	1.000% quarterly	06/20/15	0.762	7,250	(86)	105
XL Group plc, 5.250% 09/15/14	1.000% quarterly	03/20/16	1.203	17,150	131	(154)
Deutsche Bank AG, New York:
Cablevision Systems Corp., 8.000% 04/15/12	5.000% quarterly	03/20/16	3.038	10,000	(980)	896
FSA Global Funding Ltd., 6.110% 06/29/15	5.000% quarterly	06/20/15	5.989	5,900	153	(619)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	03/20/16	1.510	34,250	755	(622)
Republic of Italy, 6.875% 09/27/23	1.000% quarterly	03/20/16	1.789	10,200	351	(376)
United Mexican States, 7.500% 04/08/33	1.000% quarterly	09/20/15	1.086	13,800	24	(241)
United Mexican States, 7.500% 04/08/33	1.000% quarterly	12/20/15	1.114	13,700	44	44
XL Group plc, 5.250% 09/15/14	1.000% quarterly	09/20/15	1.127	14,150	50	(713)
XL Group plc, 5.250% 09/15/14	1.000% quarterly	12/20/15	1.167	13,900	78	(384)
Morgan Stanley Capital Services:
Home Depot, Inc., 5.875% 12/16/36	1.000% quarterly	06/20/15	0.503	7,000	(159)	132
Limited Brands, Inc., 6.900% 07/15/17	1.000% quarterly	03/20/16	1.599	34,250	895	(849)
Staples, Inc., 7.375% 10/01/12	1.000% quarterly	06/20/15	0.762	6,850	(81)	88
United Mexican States, 7.500% 04/08/33	1.000% quarterly	09/20/15	1.086	10,350	18	(75)
United Mexican States, 7.500% 04/08/33	1.000% quarterly	03/20/16	1.139	24,300	113	(195)
Royal Bank of Scotland:
Bundesrepublik Deutschland, 6.000% 06/20/16	0.250% quarterly	03/20/16	0.530	33,950	444	(468)
Bundesrepublik Deutschland, 6.000% 06/20/16	0.250% quarterly	03/20/16	0.530	34,250	448	(527)
Bundesrepublik Deutschland, 6.000% 06/20/16	0.250% quarterly	03/20/16	0.530	34,250	448	(524)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	06/20/15	1.359	14,200	181	(1,039)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	03/20/16	1.510	23,750	523	(564)
VF Corp., 5.950% 11/01/17	1.000% quarterly	03/20/16	0.840	17,150	(165)	87
Union Bank of Switzerland AG:
AutoZone, Inc., 5.500% 11/15/15	1.000% quarterly	09/20/15	0.777	13,800	(162)	170
AutoZone, Inc., 5.500% 11/15/15	1.000% quarterly	09/20/15	0.777	17,300	(203)	212
Bundesrepublik Deutschland, 6.000% 06/20/16	0.250% quarterly	06/20/15	0.463	28,000	236	(120)
FSA Global Funding Ltd., 6.110% 06/29/15	5.000% quarterly	06/20/13	4.776	3,400	(36)	(242)
Home Depot, Inc., 5.875% 12/16/36	1.000% quarterly	09/20/15	0.532	6,900	(156)	111
Home Depot, Inc., 5.875% 12/16/36	1.000% quarterly	09/20/15	0.532	13,800	(312)	190
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	03/20/16	1.510	33,950	748	(688)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	03/20/16	1.510	34,250	755	(575)
M-real OYJ, 8.750% 04/01/13	5.000% quarterly	03/20/16	3.718	EUR 13,450	(1,221)	1,108
Nordstrom, Inc., 6.950% 03/15/28	1.000% quarterly	09/20/15	0.760	31,100	(389)	(434)
Staples, Inc., 9.750% 01/15/14	1.000% quarterly	09/20/15	0.809	10,350	(107)	(145)
Texas Competitive Electronic Holdings LLC, 10.250%, 11/01/15	5.000% quarterly	03/20/12	1.633	6,700	(637)	637

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
XL Group plc, 5.250% 09/15/14	1.000% quarterly	09/20/15	1.127%	13,550	48	(543)
XL Group plc, 5.250% 09/15/14	1.000% quarterly	12/20/15	1.167	34,800	195	(690)

					3,711	(9,358)

Credit Indices:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
CDX.NA.HY.15.1	5.000% quarterly	12/20/15	3.991%	17,300	(888)	979
Barclays Bank plc:
CDX.EM.14.1	5.000% quarterly	12/20/15	2.197	17,150	(2,274)	2,236
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	6.671	14,100	4,226	(7,999)
BNP Paribas:
CDX.NA.HY.15.1	5.000% quarterly	12/20/15	3.991	17,000	(872)	953
Citibank, N.A.:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	23.047	9,800	1,206	(2,586)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	23.047	10,500	1,292	(2,400)
CDX.EM.14.1	5.000% quarterly	12/20/15	2.197	34,850	(4,622)	5,110
CMBX.NA.AA.2	0.150% monthly	03/15/49	4.060	7,070	1,309	(3,694)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.668	17,700	432	(1,105)
CMBX.NA.BBB.1.1	1.340% monthly	10/12/52	21.762	7,040	4,544	(5,202)
CMBX.NA.AJ.5.1	0.980% monthly	02/15/51	3.547	10,500	1,515	(4,770)
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	39.500	6,900	5,234	(5,854)
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	39.500	10,550	8,002	(8,434)
Credit Suisse International:
CDX.NA.HY.15.1	5.000% quarterly	12/20/15	3.991	16,700	(857)	945
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.668	1,500	37	(308)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.668	2,500	61	(561)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.668	3,500	85	(796)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.668	5,000	122	(1,200)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	2.449	5,000	349	(1,475)
CMBX.NA.BBB.5.1	5.000% monthly	02/15/51	39.001	6,900	5,421	(5,865)
Deutsche Bank AG, New York:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	23.047	10,700	1,317	(2,231)
CDX.EM.14.1	5.000% quarterly	12/20/15	2.197	6,700	(889)	843
CDX.EM.14.1	5.000% quarterly	12/20/15	2.197	13,700	(1,817)	1,884
CDX.EM.14.1	5.000% quarterly	12/20/15	2.197	13,700	(1,817)	1,843
CDX.EM.14.1	5.000% quarterly	12/20/15	2.197	13,800	(1,830)	1,923
CDX.EM.14.1	5.000% quarterly	12/20/15	2.197	63,000	(8,355)	8,866
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.668	5,700	139	(1,097)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	4.060	7,060	1,307	(2,876)
CMBX.NA.BBB.2.1	0.870% monthly	03/15/49	28.007	17,520	13,267	(14,630)
Morgan Stanley Capital Services:
CMBX.NA.A.2.1	0.150% monthly	03/15/49	4.060	14,100	2,610	(5,568)
CMBX.NA.AA.2	0.150% monthly	03/15/49	4.060	7,070	1,309	(3,534)
CMBX.NA.AA.2	0.270% monthly	12/13/49	6.671	7,050	2,113	(4,088)
CMBX.NA.AA.3	0.150% monthly	03/15/49	4.060	7,070	1,309	(3,658)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	2.449	14,100	983	(1,789)
CMBX.NA.AJ.2.1	1.090% monthly	03/15/49	2.729	17,150	1,367	(2,139)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	59

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	23.047%	8,800	1,083	(3,000)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	23.047	12,100	1,489	(3,595)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	23.047	1,500	185	(277)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.668	17,700	432	(1,105)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	2.449	6,500	453	(1,540)
Union Bank of Switzerland AG:
CDX.EM.14.1	5.000% quarterly	12/20/15	2.197	67,150	(8,905)	9,248
CDX.NA.HY.15.1	5.000% quarterly	12/20/15	3.991	17,000	(872)	952

					29,200	(67,594)

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	2.393%	7,000	436	(38)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	2.393	7,000	436	(54)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/16	3.981	7,000	381	213
Freeport-McMoRan Copper & Gold, Inc., 8.375% 04/01/17	1.000% quarterly	03/20/16	1.087	17,150	(37)	53
Safeway, Inc., 7.250% 02/01/31	1.000% quarterly	03/20/16	1.352	17,350	(255)	329
Barclays Bank plc:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/16	3.981	6,900	375	232
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	06/20/13	5.120	6,950	50	892
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	06/20/13	5.120	10,450	76	1,210
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	5.900	6,900	(105)	363
ConAgra Foods, Inc., 7.000% 10/01/28	1.000% quarterly	03/20/16	1.200	6,850	(52)	56
ConAgra Foods, Inc., 7.000% 10/01/28	1.000% quarterly	03/20/16	1.200	10,300	(78)	79
ConAgra Foods, Inc., 7.000% 10/01/28	1.000% quarterly	03/20/16	1.200	17,150	(129)	142
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	7.455	3,400	(187)	198
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	2.918	1,400	66	25
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	2.918	3,500	164	118
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	2.918	6,850	321	(20)
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	2.918	6,850	321	(29)
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/13	4.400	13,950	359	814
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	12/20/12	4.360	750	16	94
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	12/20/12	4.360	10,450	221	1,473
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	5.996	3,450	(62)	204
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	12/20/12	13.609	750	(93)	255
MetLife, Inc., 5.000% 06/15/15	1.000% quarterly	06/20/11	0.280	18,750	78	(29)
MGM Resorts International, 5.875% 02/27/14	5.000% quarterly	12/20/12	3.592	3,450	119	41
MGM Resorts International, 5.875% 02/27/14	5.000% quarterly	06/20/13	4.214	3,450	93	104
M-real OYJ, 8.750% 04/01/13*	5.000% quarterly	03/20/16	3.718	EUR 5,350	(454)	454
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	4.422	1,400	28	92
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	09/20/12	4.476	3,500	62	62
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	5.913	3,450	(47)	182
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	09/20/14	6.555	5,450	(204)	233

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
BNP Paribas:
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	5.996%	6,900	(124)	293
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	5.996	6,900	(124)	420
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	09/20/13	5.712	6,900	(46)	219
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.172	3,450	(249)	229
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.172	3,450	(249)	237
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.172	3,450	(249)	237
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.260	6,850	(538)	547
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.260	6,850	(538)	569
Citibank, N.A.:
Berkshire Hathaway Finance Corp., 4.625% 10/15/13	1.000% quarterly	09/20/15	0.868	17,650	136	861
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	12/20/12	2.296	6,850	397	33
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	2.393	6,750	420	(45)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/16	3.981	6,900	375	209
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	12/20/12	4.974	6,850	71	188
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	12/20/12	4.594	3,500	59	275
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	12/20/12	4.594	6,850	116	289
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	5.900	6,900	(105)	361
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	5.900	10,200	(155)	232
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/13	7.215	6,700	(302)	215
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/13	7.215	6,950	(313)	323
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/15	8.026	1,900	(168)	196
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	2.918	3,500	164	118
Freeport-McMoRan Copper & Gold, Inc., 8.375% 04/01/17	1.000% quarterly	03/20/16	1.087	16,800	(36)	52
Kingdom of Spain, 5.500% 07/30/17	1.000% quarterly	06/20/11	1.646	7,070	—	5
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	5.365	6,900	20	143
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	5.365	6,900	20	141
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	03/20/11	8.503	6,900	55	1,122
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/13	14.897	3,500	(614)	1,724
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/13	14.897	7,000	(1,228)	3,931
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	6.125	3,450	(104)	163
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	6.125	3,450	(104)	162
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	6.125	6,900	(209)	242
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	6.125	10,250	(310)	383
MGM Resorts International, 5.875% 02/27/14	5.000% quarterly	12/20/12	3.592	3,450	119	42
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	4.422	6,850	136	356
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	4.422	6,850	136	417
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	4.422	6,900	137	401
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/13	5.489	6,850	(18)	841
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	5.913	6,850	(93)	362
SUPERVALU, Inc., 7.500% 05/15/12	5.000% quarterly	12/20/15	7.172	6,950	(502)	328
Credit Suisse International:
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	12/20/12	4.974	3,450	36	99
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	12/20/12	4.360	3,500	74	189
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	03/20/13	4.646	3,500	59	216
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	03/20/13	4.646	7,000	118	431
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	03/20/11	8.503	1,400	11	242
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	09/20/12	12.997	7,200	(727)	3,620
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	12/20/12	13.609	3,450	(429)	1,173
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	09/20/13	15.545	7,110	(1,434)	4,064
Safeway, Inc., 7.250% 02/01/31	1.000% quarterly	03/20/16	1.352	16,950	(249)	305

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	61

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Credit Suisse First Boston:
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	09/20/13	15.545%	10,640	(2,146)	6,031
Deutsche Bank AG, New York:
Berkshire Hathaway Finance Corp., 4.625% 10/15/13	1.000% quarterly	12/20/15	0.917	13,900	80	455
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	2.393	6,900	429	(51)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/16	3.981	6,900	375	206
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	7.455	6,800	(374)	473
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	7.455	6,850	(377)	409
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	7.455	6,850	(377)	478
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	7.455	13,700	(754)	546
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	09/20/12	3.976	3,500	89	483
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	09/20/12	3.976	3,500	89	482
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	5.365	6,900	20	141
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	5.365	17,300	49	358
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/14	5.938	6,850	(105)	248
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	03/20/11	8.503	6,800	54	220
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	03/20/11	8.503	6,900	55	190
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	03/20/11	8.503	7,000	55	1,582
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/11	8.503	6,900	(6)	1,732
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	09/20/12	12.997	7,130	(720)	3,435
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	12/20/12	13.609	3,450	(429)	1,173
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	12/20/12	13.609	6,850	(852)	2,301
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	03/20/13	14.062	1,900	(278)	757
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	03/20/13	14.062	10,300	(1,504)	4,433
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/13	14.897	3,500	(614)	1,273
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/13	14.897	3,500	(614)	1,848
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/13	14.897	3,600	(631)	1,618
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/13	14.897	3,600	(631)	1,690
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/13	14.897	7,000	(1,228)	3,511
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/13	14.897	7,000	(1,228)	3,656
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/13	14.897	7,050	(1,237)	2,442
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/13	14.897	7,100	(1,245)	3,191
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	09/20/13	15.545	3,500	(706)	1,997
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	3.529	3,500	126	66
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	3.529	6,950	250	138
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/13	4.634	6,900	135	366
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/13	4.634	6,950	136	423
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	6.125	6,900	(209)	327
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	6.125	6,950	(210)	361
Mediacom LLC/Mediacom Capital Corp., 9.125% 08/15/19	5.000% quarterly	03/20/16	6.000	10,000	(309)	339
MetLife, Inc., 5.000% 06/15/15	1.000% quarterly	12/20/14	1.130	6,500	(18)	412
MetLife, Inc., 5.000% 06/15/15	1.000% quarterly	12/20/14	1.130	7,000	(20)	480
MetLife, Inc., 5.000% 06/15/15	1.000% quarterly	12/20/14	1.130	11,000	(31)	530
PolyOne Corp., 8.875% 05/01/12	5.000% quarterly	03/20/15	2.133	3,450	413	(70)
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	4.422	6,950	138	462
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	5.913	6,950	(94)	563
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	5.913	10,350	(140)	469
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	5.913	13,550	(183)	740
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	5.913	13,700	(185)	723
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	5.913	17,300	(234)	906
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	03/20/14	6.105	44,550	(911)	2,722
SUPERVALU, Inc., 7.500% 05/15/12	5.000% quarterly	12/20/15	7.172	6,950	(502)	328
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.260	6,950	(546)	677

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
HSBC Bank, N.A.:
Hellenic Republic, 5.900% 10/22/22	5.000% quarterly	06/20/11	9.530%	17,690	(70)	738
Morgan Stanley Capital Services:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/16	3.981	3,450	188	102
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/16	3.981	6,750	367	206
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/16	3.981	6,900	375	228
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	12/20/12	4.594	3,450	58	155
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	12/20/12	4.594	3,500	59	266
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	12/20/12	4.594	6,850	116	289
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	12/20/12	4.594	6,850	116	156
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	12/20/12	4.594	6,850	116	117
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	12/20/12	4.594	6,950	118	433
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	12/20/12	4.594	6,950	118	370
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	12/20/12	4.594	10,300	174	206
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	5.900	6,900	(105)	396
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/13	7.215	10,300	(464)	433
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	7.455	2,050	(113)	120
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	7.455	3,450	(190)	218
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	7.455	4,750	(262)	245
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	7.455	6,850	(377)	409
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	12/20/12	4.360	1,350	28	146
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	12/20/12	4.360	3,500	74	577
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	03/20/13	4.646	3,350	56	206
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	3.529	3,450	124	16
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	3.529	3,450	124	2
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/13	4.634	10,400	203	529
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	4.422	6,850	136	340
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	4.422	6,950	138	428
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/13	5.489	6,850	(18)	889
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.260	6,900	(542)	570
Royal Bank of Scotland:
MetLife, Inc., 5.000% 06/15/15	1.000% quarterly	06/20/15	1.250	14,200	(118)	1,352
M-real OYJ, 8.750% 04/01/13*	5.000% quarterly	03/20/16	3.718	EUR 6,700	(569)	569
Union Bank of Switzerland AG:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	2.393	3,450	215	(18)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/16	3.981	3,450	188	103
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	12/20/12	4.594	3,500	59	246
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	6.857	6,900	(335)	659
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/13	7.215	6,950	(313)	341
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	7.455	6,850	(377)	409
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	7.455	13,700	(754)	750
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/15	8.026	3,600	(318)	507
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/15	8.026	10,400	(919)	1,206
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	2.918	6,850	321	82
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	2.918	26,450	1,238	283
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/12	3.435	6,850	206	535
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/12	3.435	6,850	206	547
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	09/20/12	3.976	3,500	89	538
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	12/20/12	4.360	3,450	73	452
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	12/20/12	4.360	6,850	145	909
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	12/20/12	4.360	13,700	289	2,017
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	12/20/12	4.360	13,700	289	1,701
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	12/20/12	4.360	20,450	432	2,863

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	63

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	12/20/12	4.360%	27,400	578	3,269
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	06/20/13	4.756	6,950	106	1,721
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	12/20/13	5.666	6,850	(51)	786
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	12/20/13	5.666	6,950	(52)	856
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	12/20/13	5.666	10,300	(77)	701
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	12/20/13	5.666	13,700	(102)	851
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	5.996	6,900	(124)	351
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	5.996	6,900	(124)	383
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	5.996	6,950	(124)	358
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/15	7.172	6,900	(450)	813
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/15	7.172	13,850	(904)	1,697
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	5.365	17,300	49	353
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/14	5.938	34,050	(522)	880
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	12/20/12	13.609	6,850	(852)	2,149
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/13	14.897	3,500	(614)	1,785
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/13	14.897	3,500	(614)	1,768
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/13	14.897	7,000	(1,228)	2,236
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/13	14.897	7,000	(1,228)	3,483
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/13	14.897	17,500	(3,070)	8,835
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	09/20/13	15.545	3,450	(696)	1,918
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	09/20/13	15.545	6,900	(1,392)	3,847
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	09/20/13	15.545	6,950	(1,402)	3,529
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	3.529	2,050	74	41
MGM Resorts International, 5.875% 02/27/14	5.000% quarterly	12/20/12	3.592	6,850	237	49
MGM Resorts International, 5.875% 02/27/14	5.000% quarterly	12/20/12	3.592	10,300	356	97
MGM Resorts International, 5.875% 02/27/14	5.000% quarterly	12/20/12	3.592	13,700	473	89
M-real OYJ, 8.750% 04/01/13*	5.000% quarterly	03/20/16	3.718	EUR 6,700	(573)	573
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/11	3.033	6,950	178	280
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	4.422	6,850	135	390
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/13	5.489	6,850	(17)	873
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	5.913	3,450	(46)	147
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	5.913	6,850	(93)	374
SUPERVALU, Inc., 7.500% 05/15/12	5.000% quarterly	12/20/15	7.172	6,950	(502)	328
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.172	6,850	(495)	421
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.172	6,950	(502)	260
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.172	6,950	(502)	353
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	7.172	17,150	(1,240)	915
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	7.260	10,350	(813)	805

					(37,443)	166,583

Credit Indices:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3.1	0.620% monthly	12/13/49	12.642%	14,100	(6,822)	9,829
Citibank, N.A.:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	30.420	9,200	(4,617)	12,395
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	30.420	20,000	(10,036)	13,348
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	30.420	20,000	(10,036)	12,991
CMBX.NA.AJ.4.1	0.960% monthly	02/17/51	4.296	17,400	(3,076)	5,628
CMBX.NA.A.2.1	0.250% monthly	03/15/49	6.692	14,500	(4,146)	6,814

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Credit Suisse International:
CMBX.NA.AAA.4	0.350% monthly	02/17/51	0.872%	5,000	(151)	1,175
Deutsche Bank AG, New York:
CDX.NA.IG.15.01	1.000% quarterly	12/20/15	0.823	13,700	137	(91)
CMBX.NA.A.2.1	0.250% monthly	03/15/49	6.692	13,950	(3,990)	7,044
Morgan Stanley Capital Services:
CDX.NA.IG.15.01	1.000% quarterly	12/20/15	0.823	13,950	140	68
CMBX.NA.AAA.4	0.350% monthly	02/17/51	0.872	14,100	(424)	1,265
CMBX.NA.A.2.1	0.250% monthly	03/15/49	6.692	13,950	(3,989)	7,043
CMBX.NA.A.3.1	0.620% monthly	12/13/49	12.642	7,050	(3,411)	4,932
MCDX.NA.15	1.000% quarterly	12/20/15	1.578	14,650	(301)	665
MCDX.NA.15	1.000% quarterly	12/20/15	1.578	19,650	(404)	661
Royal Bank of Scotland:
CMBX.NA.AAA.4	0.350% monthly	02/17/51	0.872	6,500	(196)	1,250
CMBX.NA.AJ.4.1	0.960% monthly	02/17/51	4.296	10,500	(1,857)	5,335
Union Bank of Switzerland AG:
CDX.NA.IG.15.01	1.000% quarterly	12/20/15	0.823	34,500	345	(300)

					(52,834)	90,052

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection would offset potential amounts paid at a credit event for protection sold.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	65

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

Interest Rate Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [1]
Citibank, N.A.	2.533% semi-annually	3 month LIBOR quarterly	02/09/16	52,469	(567)	—
Deutsche Bank AG, New York	3 month LIBOR quarterly	4.340% semi-annually	03/07/41	86,958	1,025	—
Deutsche Bank AG, New York	2.450% semi-annually	3 month LIBOR quarterly	03/07/16	316,699	(1,397)	—
Deutsche Bank AG, New York	2.378% semi-annually	3 month LIBOR quarterly	02/25/16	68,655	(146)	—
HSBC Bank, N.A.	2.105% semi-annually	3 month CDOR quarterly	01/04/13	CAD 139,915	CAD 257	—

					(828)	—

[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Price Locks
SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [1]
Citibank, N.A. (††)	U.S. Treasury Bond, 4.750%, 02/15/41	$101.24	03/08/11	41,194	1,235	—
Citibank, N.A. (††)	U.S. Treasury Note, 2.625%, 11/15/20	93.73	03/02/11	17,923	(31)	—
Citibank, N.A. (††)	U.S. Treasury Note, 2.125%, 12/31/15	100.40	03/30/11	17,375	(19)	—
Citibank, N.A. (†)	U.S. Treasury Note, 2.000%, 01/31/16	98.99	03/08/11	144,177	(774)	—

					411	—

(†)	If the market price exceeds the price lock at termination, the Fund pays the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund receives the difference between the price lock and the market price.
(††)	If the market price exceeds the price lock at termination, the Fund receives the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund pays the difference between the price lock and the market price.
[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 8.8%
292	AH Mortgage Advance Trust, Series 2010-ADV2, Class A1, 4.210%, 05/10/41 (e) (m)	293
500	Bear Stearns Asset Backed Securities Trust, Series 2005-HE1, Class M2, VAR, 1.091%, 01/25/35 (m)	385
	Citigroup Mortgage Loan Trust, Inc.,
3,621	Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35 (m)	3,467
351	Series 2007-AMC1, Class A2A, VAR, 0.312%, 12/25/36 (m)	317
	Countrywide Asset-Backed Certificates,
1,037	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34 (m)	683
10	Series 2004-1, Class 3A, VAR, 0.542%, 04/25/34 (m)	8
730	Series 2004-1, Class M1, VAR, 0.762%, 03/25/34 (m)	600
600	Series 2004-1, Class M2, VAR, 0.812%, 03/25/34 (m)	511
863	Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35 (m)	856
	Countrywide Home Equity Loan Trust,
97	Series 2004-I, Class A, VAR, 0.556%, 02/15/34 (m)	60
117	Series 2004-K, Class 2A, VAR, 0.566%, 02/15/34 (m)	65
7,254	GSAA Trust, Series 2006-11, Class 2A2, VAR, 0.421%, 07/25/36 (m)	3,805
7	GSAMP Trust, Series 2005-WMC2, Class A2B, VAR, 0.521%, 11/25/35 (m)	7
2,759	Home Equity Asset Trust, Series 2006-3, Class 2A3, VAR, 0.442%, 07/25/36	2,658
	Long Beach Mortgage Loan Trust,
1,120	Series 2004-1, Class M1, VAR, 1.011%, 02/25/34	962
750	Series 2004-1, Class M2, VAR, 1.087%, 02/25/34	670
4,220	Series 2004-3, Class M1, VAR, 0.831%, 07/25/34	3,567
740	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.712%, 03/25/35	581
172	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.101%, 02/25/33	145
800	Park Place Securities, Inc., Series 2005-WHQ3, Class M2, VAR, 0.712%, 06/25/35	588
1,460	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.610%, 06/15/15	1,572
	Residential Asset Mortgage Products, Inc.,
991	Series 2006-EFC1, Class A2, VAR, 0.460%, 02/25/36	941

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

417	Series 2006-RS1, Class AI2, VAR, 0.490%, 01/25/36	318
	Residential Asset Securities Corp.,
1,679	Series 2006-KS1, Class A4, VAR, 0.561%, 02/25/36	1,246
2,759	Series 2006-KS2, Class A3, VAR, 0.452%, 03/25/36	2,643

	Total Asset-Backed Securities (Cost $24,561)	26,948

Collateralized Mortgage Obligations — 11.0%
	Agency CMO — 2.2%
	Federal Home Loan Mortgage Corp. REMICS,
1,560	Series 2701, Class ST, IF, IO, 6.734%, 08/15/21 (m)	76
1,212	Series 2779, Class SM, IF, IO, 6.884%, 10/15/18 (m)	98
631	Series 2931, Class GA, 5.000%, 11/15/28 (m)	643
2,144	Series 2975, Class SJ, IF, IO, 6.384%, 05/15/35 (m)	298
165	Series 2980, Class QB, 6.500%, 05/15/35 (m)	182
3,153	Series 3370, Class SH, IF, IO, 6.184%, 10/15/37 (m)	479
	Federal National Mortgage Association REMICS,
3,157	Series 2004-17, Class DS, IF, IO, 6.888%, 11/25/32 (m)	350
584	Series 2004-87, Class JI, IO, 5.000%, 11/25/30 (m)	22
958	Series 2006-3, Class SB, IF, IO, 6.438%, 07/25/35 (m)	150
7,000	Series 2007-109, Class GI, IF, IO, 5.808%, 12/25/37 (m)	1,057
1,412	Series 2008-17, Class KS, IF, IO, 6.089%, 11/25/37 (m)	207
13,316	Series 2008-61, Class S, IF, IO, 5.839%, 07/25/38 (m)	1,841
1,787	Series 2008-71, Class SB, IF, IO, 6.223%, 10/25/29 (m)	177
1,918	Series 2009-95, Class HI, IO, 6.000%, 12/25/38 (m)	305
	Federal National Mortgage Association STRIPS,
316	Series 366, Class 18, IO, 4.000%, 10/01/35 (m)	29
1,586	Series 390, Class C7, IO, 4.000%, 07/25/23 (m)	139
2,355	Series 390, Class C8, IO, 4.500%, 07/25/23 (m)	232
1,218	Series 400, Class 2, IO, 4.500%, 11/25/39 (m)	296
60	Federal National Mortgage Association Whole Loan, Series 2003-W3, Class 2A5, 5.356%, 06/25/42 (m)	65

		6,646

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	67

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — 8.8%
638	Banc of America Mortgage Securities, Inc., Series 2005-10, Class 1A13, 5.500%, 11/25/35 (m)	623
	Citicorp Mortgage Securities, Inc.,
85	Series 2005-6, Class 1A6, 5.500%, 09/25/35 (m)	85
361	Series 2006-5, Class 2A1, 5.500%, 10/25/21 (m)	360
840	Citigroup Mortgage Loan Trust, Inc., Series 2006-4, Class 1A1, 5.500%, 12/25/20 (m)	781
7,457	CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A4, 6.000%, 11/25/36 (m)	5,940
	Countrywide Alternative Loan Trust,
3,410	Series 2005-J3, Class 3A1, 6.500%, 09/25/34 (m)	3,325
4,362	Series 2006-24CB, Class A1, 6.000%, 06/25/36 (m)	3,872
658	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-10, Class A1, 5.500%, 05/25/35 (m)	658
	CS First Boston Mortgage Securities Corp.,
174	Series 2003-29, Class 7A1, 6.500%, 12/25/33 (m)	177
453	Series 2004-5, Class 4A1, 6.000%, 09/25/34 (m)	473
532	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.602%, 02/25/20 (m)	540
1,403	First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.500%, 11/25/35 (m)	1,403
837	Granite Master Issuer plc, (United Kingdom), Series 2006-2, Class A4, VAR, 0.302%, 12/20/54	793
354	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.500%, 10/25/20 (m)	345
343	JP Morgan Alternative Loan Trust, Series 2006-A4, Class A1, VAR, 5.950%, 09/25/36	346
1,401	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	1,402
466	Lehman Mortgage Trust, Series 2006-4, Class 3A1, 5.000%, 08/25/21	452
366	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	349
	RESI Finance LP, (Cayman Islands),
2,168	Series 2003-C, Class B3, VAR, 1.664%, 09/10/35 (e)	1,788

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
483	Series 2003-D, Class B3, VAR, 1.564%, 12/10/35 (e)	399
	Residential Accredit Loans, Inc.,
2,333	Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,524
200	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	186
	Wells Fargo Mortgage-Backed Securities Trust,
377	Series 2006-11, Class A8, 6.000%, 09/25/36	353
633	Series 2007-3, Class 3A1, 5.500%, 04/25/22	658

		26,832

	Total Collateralized Mortgage Obligations (Cost $29,579)	33,478

	Commercial Mortgage-Backed Securities — 4.9%
	Bear Stearns Commercial Mortgage Securities,
2,570	Series 2005-PWR9, Class A4A, 4.871%, 09/11/42 (m)	2,732
2,290	Series 2005-T18, Class A4, VAR, 4.933%, 02/13/42 (m)	2,441
1,390	Series 2005-T20, Class A4A, VAR, 5.149%, 10/12/42 (m)	1,497
2,980	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VAR, 4.799%, 08/10/42	3,149
1,200	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,289
895	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 0.386%, 09/15/21 (e)	875
1,440	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.659%, 05/12/39	1,579
970	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	1,019
200	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	214

	Total Commercial Mortgage-Backed Securities (Cost $13,185)	14,795

Corporate Bonds — 38.3%
	Consumer Discretionary — 4.2%
	Auto Components — 0.0% (g)
135	TRW Automotive, Inc., 7.000%, 03/15/14 (e)	148

	Diversified Consumer Services — 0.0% (g)
130	Service Corp. International, 7.375%, 10/01/14	142

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — 0.9%
710	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	806
405	Darden Restaurants, Inc., 6.800%, 10/15/37 (m)	448
225	Host Hotels & Resorts LP, 6.375%, 03/15/15	230
830	MGM Resorts International, 6.750%, 04/01/13	838
205	Vail Resorts, Inc., 6.750%, 02/15/14	208
65	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 05/01/20	69

		2,599

	Household Durables — 0.5%
1,040	Sealy Mattress Co., 8.250%, 06/15/14	1,065
315	Simmons Bedding Co., 11.250%, 07/15/15 (e)	340

		1,405

	Leisure Equipment & Products — 0.3%
265	Easton-Bell Sports, Inc., 9.750%, 12/01/16 (m)	298
550	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	558

		856

	Media — 2.3%
150	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e) (m)	159
15	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.000%, 04/30/12 (e) (m)	16
295	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17 (m)	328
975	Comcast Corp., 6.500%, 01/15/17 (m)	1,114
1,130	DISH DBS Corp., 7.125%, 02/01/16 (m)	1,206
	Intelsat Jackson Holdings S.A., (Luxembourg),
365	9.500%, 06/15/16	386
280	11.250%, 06/15/16	300
75	Intelsat Subsidiary Holding Co. S.A., (Bermuda), 8.875%, 01/15/15 (e)	77
1,065	NBC Universal, Inc., 4.375%, 04/01/21 (e)	1,025
	News America, Inc.,
525	6.400%, 12/15/35	552
220	6.900%, 08/15/39	246
585	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	608
770	Time Warner Cable, Inc., 7.500%, 04/01/14	889
75	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	85

		6,991

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multiline Retail — 0.1%
202	Neiman-Marcus Group, Inc. (The), PIK, 9.750%, 10/15/15	212

	Specialty Retail — 0.1%
225	Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	236

	Textiles, Apparel & Luxury Goods — 0.0% (g)
105	Hanesbrands, Inc., 8.000%, 12/15/16	114

	Total Consumer Discretionary	12,703

	Consumer Staples — 3.7%
	Beverages — 0.9%
	Anheuser-Busch InBev Worldwide, Inc.,
700	6.875%, 11/15/19 (e) (m)	833
1,300	7.200%, 01/15/14 (e) (m)	1,488
420	Constellation Brands, Inc., 7.250%, 09/01/16 (m)	451

		2,772

	Food & Staples Retailing — 1.2%
1,559	CVS Pass-Through Trust, 6.036%, 12/10/28 (m)	1,622
755	Delhaize Group S.A., (Belgium), 5.700%, 10/01/40 (e) (m)	712
	Rite Aid Corp.,
55	7.500%, 03/01/17	55
10	10.250%, 10/15/19	11
450	SUPERVALU, Inc., 8.000%, 05/01/16	448
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	735

		3,583

	Food Products — 0.7%
65	B&G Foods, Inc., 7.625%, 01/15/18 (m)	69
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	488
	Kraft Foods, Inc.,
950	5.375%, 02/10/20	1,011
485	6.125%, 02/01/18	545

		2,113

	Household Products — 0.3%
250	Diversey, Inc., 8.250%, 11/15/19 (m)	272
275	Jarden Corp., 7.500%, 05/01/17	293
45	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	48
348	Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	392

		1,005

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	69

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Tobacco — 0.6%
805	Altria Group, Inc., 9.700%, 11/10/18 (m)	1,060
725	Philip Morris International, Inc., 5.650%, 05/16/18	815

		1,875

	Total Consumer Staples	11,348

	Energy — 1.7%
	Oil, Gas & Consumable Fuels — 1.7%
100	Arch Coal, Inc., 8.750%, 08/01/16 (m)	112
	Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.,
250	10.750%, 02/01/18	307
100	12.125%, 08/01/17	130
1,090	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14 (m)	1,174
170	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17 (m)	185
475	ConocoPhillips, 6.500%, 02/01/39 (m)	551
70	Denbury Resources, Inc., 9.750%, 03/01/16 (m)	80
150	Encore Acquisition Co., 9.500%, 05/01/16 (m)	170
45	Forest Oil Corp., 8.500%, 02/15/14 (m)	50
60	Linn Energy LLC/Linn Energy Finance Corp., 11.750%, 05/15/17	70
1,315	ONEOK Partners LP, 5.900%, 04/01/12	1,379
235	Petrohawk Energy Corp., 7.875%, 06/01/15	249
635	Shell International Finance B.V., (Netherlands), 3.100%, 06/28/15	652

	Total Energy	5,109

	Financials — 14.0%
	Capital Markets — 2.4%
1,660	Credit Suisse, (Switzerland), VAR, 1.003%, 05/15/17 (m) (x)	1,263
	Goldman Sachs Group, Inc. (The),
80	3.700%, 08/01/15	81
890	5.950%, 01/18/18	966
530	6.150%, 04/01/18	581
3,795	Lehman Brothers Holdings Capital Trust VII, 0.000%, 05/31/12 (d) (f) (i) (x)	—	(h)
	Lehman Brothers Holdings, Inc.,
1,350	0.000%, 08/21/09 (d)	339
850	0.000%, 05/25/10 (d)	214
1,240	Merrill Lynch & Co., Inc., VAR, 0.504%, 11/01/11 (m)	1,240
	Morgan Stanley,
885	3.450%, 11/02/15	874
395	5.500%, 01/26/20	400

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
560	6.625%, 04/01/18	619
630	UBS AG, (Switzerland), 5.875%, 12/20/17	690

		7,267

	Commercial Banks — 1.4%
1,410	Credit Suisse, (Switzerland), 5.000%, 05/15/13 (m)	1,511
690	Discover Bank, 8.700%, 11/18/19 (m)	830
1,940	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	2,122

		4,463

	Consumer Finance — 1.1%
575	Ally Financial, Inc., 6.750%, 12/01/14 (m)	615
700	Capital One Bank USA N.A., 8.800%, 07/15/19 (m)	884
	Ford Motor Credit Co. LLC,
85	7.000%, 04/15/15 (m)	93
295	8.700%, 10/01/14 (m)	336
1,469	HSBC Finance Corp., 6.676%, 01/15/21 (e)	1,537

		3,465

	Diversified Financial Services — 1.9%
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20 (m)	947
	Bank of America Corp.,
430	4.500%, 04/01/15 (m)	449
740	5.650%, 05/01/18 (m)	782
690	6.500%, 08/01/16 (m)	774
	Citigroup, Inc.,
435	5.375%, 08/09/20 (m)	451
400	5.500%, 10/15/14 (m)	434
665	6.000%, 08/15/17 (m)	729
50	8.500%, 05/22/19 (m)	62
1,145	General Electric Capital Corp., 5.875%, 01/14/38	1,149

		5,777

	FDIC Guaranteed Securities — 3.4% (~)
3,335	Bank of America Corp., 3.125%, 06/15/12 (m)	3,446
3,335	Citigroup, Inc., 2.875%, 12/09/11 (m)	3,401
3,300	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	3,415

		10,262

	Insurance — 3.3%
2,000	Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e)	2,112

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Insurance — Continued
875	MetLife, Inc., 6.750%, 06/01/16	1,016
1,500	Metropolitan Life Global Funding I, 5.125%, 06/10/14 (e)	1,629
	Pricoa Global Funding I,
3,805	5.400%, 10/18/12 (e)	4,052
1,000	VAR, 0.433%, 06/26/12 (e)	993
305	Prudential Financial, Inc., 6.200%, 11/15/40	323

		10,125

	Real Estate Investment Trusts (REITs) — 0.2%
625	Health Care REIT, Inc., 4.700%, 09/15/17	634

	Thrifts & Mortgage Finance — 0.3%
870	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	885

	Total Financials	42,878

	Health Care — 1.4%
	Health Care Equipment & Supplies — 0.4%
800	Biomet, Inc., PIK, 11.125%, 10/15/17 (m)	895
160	DJO Finance LLC/DJO Finance Corp., 10.875%, 11/15/14 (m)	175

		1,070

	Health Care Providers & Services — 0.9%
80	Bausch & Lomb, Inc., 9.875%, 11/01/15 (m)	87
235	CHS/Community Health Systems, Inc., 8.875%, 07/15/15 (m)	249
1,229	HCA, Inc., PIK, 9.625%, 11/15/16	1,333
290	Health Management Associates, Inc., 6.125%, 04/15/16	294
250	Tenet Healthcare Corp., 9.250%, 02/01/15	275
245	United Surgical Partners International, Inc., PIK, 10.000%, 05/01/17	259
370	WellPoint, Inc., 5.800%, 08/15/40	373

		2,870

	Pharmaceuticals — 0.1%
	Mylan, Inc.,
40	7.625%, 07/15/17 (e)	44
120	7.875%, 07/15/20 (e)	134

		178

	Total Health Care	4,118

	Industrials — 2.2%
	Aerospace & Defense — 0.2%
185	Alliant Techsystems, Inc., 6.750%, 04/01/16 (m)	191
165	Sequa Corp., 11.750%, 12/01/15 (e)	179

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — Continued
200	Spirit Aerosystems, Inc., 7.500%, 10/01/17	213

		583

	Commercial Services & Supplies — 0.4%
	ACCO Brands Corp.,
100	7.625%, 08/15/15 (m)	102
120	10.625%, 03/15/15 (m)	136
215	Geo Group, Inc. (The), 7.750%, 10/15/17 (m)	229
460	Iron Mountain, Inc., 6.625%, 01/01/16	462
200	ServiceMaster Co. (The), PIK, 10.750%, 07/15/15 (e)	215

		1,144

	Industrial Conglomerates — 1.0%
960	General Electric Co., 5.250%, 12/06/17 (m)	1,052
1,035	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	1,097
630	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	815

		2,964

	Industrial Machinery — 0.1%
250	General Cable Corp., 7.125%, 04/01/17 (m)	257

	Machinery — 0.0% (g)
130	Terex Corp., 8.000%, 11/15/17	136

	Road & Rail — 0.5%
100	Ashtead Capital, Inc., 9.000%, 08/15/16 (e) (m)	106
880	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40 (m)	917
40	Hertz Corp. (The), 8.875%, 01/01/14	41
196	RailAmerica, Inc., 9.250%, 07/01/17	217
183	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/14	192
125	United Rentals North America, Inc., 9.250%, 12/15/19	142

		1,615

	Total Industrials	6,699

	Information Technology — 1.6%
	Communications Equipment — 0.4%
	Avaya, Inc.,
250	9.750%, 11/01/15 (m)	259
142	PIK, 10.875%, 11/01/15 (m)	147
650	Cisco Systems, Inc., 5.500%, 01/15/40 (m)	647

		1,053

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	71

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Electronic Equipment, Instruments & Components — 0.3%
315	Aeroflex, Inc., 11.750%, 02/15/15 (m)	344
	NXP B.V./NXP Funding LLC, (Netherlands),
260	9.750%, 08/01/18 (e)	297
157	10.000%, 07/15/13 (e)	174

		815

	Internet Software & Services — 0.0% (g)
105	GXS Worldwide, Inc., 9.750%, 06/15/15 (m)	107

	IT Services — 0.5%
	First Data Corp.,
283	8.250%, 01/15/21 (e) (m)	282
567	12.625%, 01/15/21 (e) (m)	594
283	PIK, 8.750%, 01/15/22 (e) (m)	279
425	SunGard Data Systems, Inc., 10.250%, 08/15/15	448

		1,603

	Semiconductors & Semiconductor Equipment — 0.1%
265	Amkor Technology, Inc., 9.250%, 06/01/16 (m)	281
100	Freescale Semiconductor, Inc., 10.125%, 03/15/18 (e) (m)	114

		395

	Software — 0.3%
250	JDA Software Group, Inc., 8.000%, 12/15/14	273
710	Oracle Corp., 6.125%, 07/08/39	769

		1,042

	Total Information Technology	5,015

	Materials — 1.1%
	Chemicals — 0.2%
	Huntsman International LLC,
240	5.500%, 06/30/16	237
34	7.375%, 01/01/15	35
365	Reichhold Industries, Inc., 9.000%, 08/15/14 (e)	322

		594

	Containers & Packaging — 0.0% (g)
	Graham Packaging Co. LP/GPC Capital Corp. I,
40	8.250%, 01/01/17	43
140	9.875%, 10/15/14	145

		188

	Metals & Mining — 0.5%
1,005	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20 (e)	960

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — Continued
450	Vale Overseas Ltd., (Cayman Islands), 6.875%, 11/21/36	483

		1,443

	Paper & Forest Products — 0.4%
	Georgia-Pacific LLC,
59	7.000%, 01/15/15 (e)	61
195	7.125%, 01/15/17 (e)	207
385	International Paper Co., 7.300%, 11/15/39	451
110	NewPage Corp., 11.375%, 12/31/14	110
270	P.H. Glatfelter Co., 7.125%, 05/01/16	276

		1,105

	Total Materials	3,330

	Telecommunication Services — 4.7%
	Diversified Telecommunication Services — 3.9%
3,230	AT&T, Inc., 6.700%, 11/15/13 (m)	3,655
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18 (m)	849
175	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e) (m)	191
310	GCI, Inc., 8.625%, 11/15/19 (m)	341
	PAETEC Holding Corp.,
80	8.875%, 06/30/17	87
60	9.500%, 07/15/15	63
	Qwest Communications International, Inc.,
120	7.125%, 04/01/18	129
350	7.500%, 02/15/14	355
3,940	Telefonica Emisiones S.A.U., (Spain), 5.984%, 06/20/11 (m)	4,001
	Verizon Communications, Inc.,
710	6.350%, 04/01/19	814
670	8.750%, 11/01/18	865
430	Windstream Corp., 8.625%, 08/01/16	455

		11,805

	Wireless Telecommunication Services — 0.8%
1,675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20 (m)	1,728
120	Digicel Group Ltd., (Bermuda), 10.500%, 04/15/18 (e) (m)	137
85	iPCS, Inc., PIK, 3.554%, 05/01/14	83
	Sprint Capital Corp.,
55	6.900%, 05/01/19	55
465	8.750%, 03/15/32	484

		2,487

	Total Telecommunication Services	14,292

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Utilities — 3.7%
	Electric Utilities — 1.7%
630	Dominion Resources, Inc., 5.200%, 08/15/19 (m)	672
212	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20 (m)	221
535	Entergy Arkansas, Inc., 3.750%, 02/15/21 (m)	511
450	LG&E and KU Energy LLC, 3.750%, 11/15/20 (e)	425
1,010	Nevada Power Co., 7.125%, 03/15/19	1,201
630	Nisource Finance Corp., 6.800%, 01/15/19	726
420	Oncor Electric Delivery Co. LLC, 5.250%, 09/30/40 (e)	393
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	431
165	Progress Energy, Inc., 6.000%, 12/01/39	173
560	Teco Finance, Inc., 5.150%, 03/15/20	580

		5,333

	Gas Utilities — 1.4%
850	DCP Midstream LLC, 9.750%, 03/15/19 (e) (m)	1,101
385	Enterprise Products Operating LP, 7.550%, 04/15/38 (m)	456
1,595	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	1,639
695	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	734
390	Williams Partners LP, 6.300%, 04/15/40	403

		4,333

	Independent Power Producers & Energy Traders — 0.2%
80	AES Corp. (The), 8.000%, 10/15/17 (m)	87
110	Dynegy Holdings, Inc., 7.625%, 10/15/26	73
220	Energy Future Holdings Corp., 10.000%, 01/15/20 (e)	229
125	NRG Energy, Inc., 7.375%, 02/01/16	130

		519

	Multi-Utilities — 0.4%
385	MidAmerican Funding LLC, 6.500%, 09/15/37	428
730	Xcel Energy, Inc., 4.700%, 05/15/20	755

		1,183

	Total Utilities	11,368

	Total Corporate Bonds (Cost $111,667)	116,860

Mortgage Pass-Through Securities — 34.4%
	Federal Home Loan Mortgage Corp., Gold Pool, 15 Year, Single Family,
1	6.000%, 03/01/11 - 04/01/11 (m)	1

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Mortgage Pass-Through Securities — Continued
	Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family,
10,100	TBA, 4.500%, 03/15/41	10,285
8,185	TBA, 5.000%, 03/15/41	8,562
5,500	TBA, 5.500%, 03/15/41	5,869
3,715	TBA, 6.000%, 03/15/41	4,035
1,300	TBA, 6.500%, 03/15/41	1,451
97	6.000%, 01/01/35 (m)	107
20	7.000%, 12/01/25 - 02/01/26 (m)	23
65	7.500%, 10/01/26 - 02/01/27 (m)	74
44	8.000%, 04/01/26 - 07/01/26 (m)	52
	Federal National Mortgage Association, 15 Year, Single Family,
5,260	TBA, 4.000%, 03/25/26	5,404
4,035	TBA, 5.000%, 03/25/26	4,285
	Federal National Mortgage Association, 30 Year, Single Family,
1,908	TBA, 3.500%, 04/25/41	1,796
11,450	TBA, 4.000%, 03/25/41	11,289
4,580	4.500%, 03/25/41 - 04/25/41	4,657
7,482	TBA, 5.000%, 03/25/41	7,834
9,805	TBA, 5.500%, 03/25/41	10,479
6,480	TBA, 6.000%, 03/25/41	7,041
1,185	TBA, 6.500%, 03/25/41	1,323
506	6.500%, 04/01/29 - 03/01/35 (m)	569
151	7.000%, 02/01/35 - 03/01/35 (m)	173
9	7.500%, 03/01/35 (m)	10
	Government National Mortgage Association, 30 Year, Single Family,
7,300	TBA, 1.500%, 03/15/41	7,751
8,500	TBA, 4.500%, 03/15/41	8,775
2,400	TBA, 6.000%, 03/15/41	2,641
418	7.000%, 09/15/31 (m)	483

	Total Mortgage Pass-Through Securities (Cost $103,964)	104,969

Supranational — 1.0%
2,760	European Investment Bank, 4.875%, 02/16/16 (m) (Cost $2,798)	3,074

U.S. Government Agency Securities — 7.6%
1,800	Federal Home Loan Mortgage Corp., 5.125%, 10/18/16 (m)	2,031
	Federal National Mortgage Association,
18,790	1.250%, 08/20/13 (m)	18,879
2,140	4.875%, 12/15/16 (m)	2,387

	Total U.S. Government Agency Securities (Cost $22,784)	23,297

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	73

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — 9.2%
	U.S. Treasury Bonds,
1,530	3.500%, 02/15/39 (m)	1,287
2,225	3.875%, 08/15/40 (m)	1,998
1,100	4.625%, 02/15/40 (m)	1,125
516	4.750%, 02/15/41 (m)	538
500	5.000%, 05/15/37 (m)	545
1,010	7.125%, 02/15/23 (m)	1,346
	U.S. Treasury Notes,
2,445	1.250%, 09/30/15 (m)	2,370
10,220	1.250%, 10/31/15 (m)	9,881
2,470	2.625%, 11/15/20 (m)	2,311
2,375	3.375%, 11/15/19 (m)	2,408
3,095	3.625%, 02/15/20 (m)	3,188
1,026	3.625%, 02/15/21 (m)	1,044

	Total U.S. Treasury Obligations (Cost $28,232)	28,041

SHARES
Common Stock — 0.0%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
13	Dex One Corp. (a) (Cost $764)	67

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Call Option Purchased — 0.0% (g)
13	5 Year U.S. Treasury Note, Expiring 03/25/11 @ $117.50, American Style (Cost $ 2)	4

NOTIONAL AMOUNT ($)
	Receiver/Payer Straddles on Interest Rate Swaps:
382	Expiring 08/26/11. If exercised the Fund pays/receives semi-annually 2.873% and receives/pays quarterly floating 3 month LIBOR terminating 08/31/21, European Style. Counterparty: Citibank, N.A. (r) (Cost $27)	32

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE ($)

	Put Options Purchased — 0.0% (g)
14	30 Year U.S. Treasury Bond, Expiring 03/25/11 @ $114.00, American Style	1
19	5 Year U.S. Treasury Note, Expiring 03/25/11 @ $115.50, American Style	3

NOTIONAL AMOUNT($)
	Payer Options Purchased on Interest Rate Swaps:
1,909	Expiring 04/18/11. If exercised the Fund pays semi-annually 3.795% and receives quarterly floating 3 month LIBOR terminating 04/20/21, European Style. Counterparty: Deutsche Bank AG, New York (r)	13

	Total Put Options Purchased (Cost $47)	17

	Total Options Purchased (Cost $76)	53

PRINCIPAL AMOUNT($)
Short-Term Investments — 19.7%
	U.S. Treasury Obligation — 0.3%
815	U.S. Treasury Bill, 0.152%, 06/09/11 (k) (m) (n)	815

SHARES
Investment Company — 19.4%
58,856	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% † (b) (l) (m)	58,856

	Total Short-Term Investments (Cost $59,671)	59,671

	Total Investments —134.9% (Cost $397,281)	411,253
	Liabilities in Excess of Other Assets — (34.9)%	(106,285)

	NET ASSETS — 100.0%	$304,968

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

TBA Short Commitment
PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$(3,816)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.000%, 04/15/41	$(3,750)
(1,285)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.500%, 04/25/41	(1,369)

	(Proceeds received of $5,091.)	$(5,119)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/28/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
29	Eurodollar	03/31/11	$12,066	$3
90	10 Year U.S. Treasury Note	06/21/11	10,714	6
110	30 Year U.S. Treasury Bond	06/21/11	13,238	16
96	2 Year U.S. Treasury Note	06/30/11	20,956	21
44	5 Year U.S. Treasury Note	06/30/11	5,145	6
6	Eurodollar	06/30/11	2,497	— (h)
21	Eurodollar	07/29/11	8,737	2
23	90 Day Eurodollar	09/15/14	5,541	13
	Short Futures Outstanding
(5)	Eurodollar	03/14/11	(1,246)	— (h)
(5)	Eurodollar	06/13/11	(1,246)	(1)
(39)	10 Year U.S. Treasury Note	06/21/11	(4,643)	(2)
(22)	30 Year U.S. Treasury Bond	06/21/11	(2,648)	(7)
(55)	2 Year U.S. Treasury Note	06/30/11	(12,006)	(16)
(139)	5 Year U.S. Treasury Note	06/30/11	(16,254)	(18)
(5)	90 Day Eurodollar	09/19/11	(1,244)	(3)
(5)	90 Day Eurodollar	12/19/11	(1,242)	(2)
(5)	90 Day Eurodollar	03/19/12	(1,239)	(1)
(5)	90 Day Eurodollar	06/18/12	(1,235)	(3)
(28)	90 Day Eurodollar	09/17/12	(6,889)	(7)
(5)	90 Day Eurodollar	12/17/12	(1,226)	3

				$10

OPTIONS WRITTEN

Payer Options Written on Interest Rate Swaps*
COUNTERPARTY	EXERCISE RATE** (r)	OPTION EXPIRATION DATE	SWAP TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	3.395% semi-annually	08/26/11	08/31/21	$382	$(17)
Deutsche Bank AG, New York	2.000% semi-annually	03/14/11	03/16/12	11,818	—
Deutsche Bank AG, New York	2.000% semi-annually	05/17/11	05/19/12	20,751	—

(Premiums received of $92.)					$(17)

*	European Style
**	The Fund would pay or receive quarterly a floating rate based on 3 month LIBOR, if exercised.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	75

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	03/20/16	1.577%	$200	$5	$(5)
Kroger Co. (The), 6.150%, 01/15/20	1.000% quarterly	03/20/16	0.925	200	(1)	— (h)
XL Group Plc, 5.250%, 09/15/14	1.000% quarterly	03/20/16	1.203	150	1	(1)
Barclays Bank plc:
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/15	0.463	640	5	(6)
Computer Sciences Corp., 6.500%, 03/15/18	1.000% quarterly	03/20/16	1.495	230	5	(6)
Darden Restaurants, Inc., 6.000%, 08/15/35	1.000% quarterly	03/20/16	1.182	80	1	(1)
Darden Restaurants, Inc., 6.000%, 08/15/35	1.000% quarterly	03/20/16	1.182	120	1	(1)
Darden Restaurants, Inc., 6.000%, 08/15/35	1.000% quarterly	03/20/16	1.182	200	1	(2)
BNP Paribas:
Computer Sciences Corp., 6.500%, 03/15/18	1.000% quarterly	03/20/16	1.495	230	5	(6)
Citibank, N.A.:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	03/20/16	1.577	200	5	(5)
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	09/20/15	0.532	300	(7)	4
Kingdom of the Netherlands, 3.250%, 07/15/15	1.000% quarterly	03/20/16	0.535	220	(5)	4
VF Corp., 5.950%, 11/01/17	1.000% quarterly	03/20/16	0.840	210	(2)	1
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	09/20/15	1.127	350	1	(21)
Credit Suisse International:
Kingdom of Belgium, 5.750%, 09/28/10	1.000% quarterly	03/20/15	1.640	310	7	10
Kroger Co. (The), 6.150%, 01/15/20	1.000% quarterly	03/20/16	0.925	200	(1)	— (h)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	03/20/16	1.203	210	2	(2)
Deutsche Bank AG, New York:
FSA Global Funding Ltd., 6.110%, 06/29/15	5.000% quarterly	06/20/15	5.989	128	3	(12)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	03/20/16	1.510	450	10	(8)
Republic of Italy, 6.875%, 09/27/23	1.000% quarterly	03/20/16	1.789	90	3	(3)
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	09/20/15	1.086	290	1	(5)
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	12/20/15	1.114	250	1	1
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	09/20/15	1.127	250	1	(13)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	12/20/15	1.167	290	2	(8)
Morgan Stanley Capital Services:
Limited Brands, Inc., 6.900%, 07/15/17	1.000% quarterly	03/20/16	1.599	620	16	(15)
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	09/20/15	1.086	200	—	(1)
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	03/20/16	1.139	460	2	(4)
Royal Bank of Scotland:
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/16	0.530	400	5	(6)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/16	0.530	500	7	(8)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/16	0.530	500	7	(8)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	03/20/16	1.510	300	7	(7)
VF Corp., 5.950%, 11/01/17	1.000% quarterly	03/20/16	0.840	210	(2)	1
Union Bank of Switzerland AG:
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	09/20/15	0.777	290	(3)	4
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	09/20/15	0.777	300	(4)	4
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/15	0.463	450	4	(2)
FSA Global Funding Ltd., 6.110%, 06/29/15	5.000% quarterly	06/20/13	4.776	100	(1)	(5)
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	09/20/15	0.532	130	(3)	2
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	09/20/15	0.532	290	(7)	4
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	03/20/16	1.510	400	9	(8)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	03/20/16	1.510	450	10	(8)
M-real OYJ, 8.750%, 04/01/13	5.000% quarterly	03/20/16	3.718	EUR 110	(10)	9
Nordstrom, Inc., 6.950%, 03/15/28	1.000% quarterly	09/20/15	0.760	600	(7)	(8)
Staples, Inc., 9.750%, 01/15/14	1.000% quarterly	09/20/15	0.809	200	(2)	(3)

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Texas Competitive Electronic Holdings LLC, 10.250%, 11/01/15	5.000% quarterly	03/20/12	1.633%	$50	$(5)	$5
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	09/20/15	1.127	300	1	(12)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	12/20/15	1.167	650	4	(13)

					$72	$(164)

Credit Indices:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
CDX.NA.HY.15.1	5.000% quarterly	12/20/15	3.991%	$150	$(8)	$8
Barclays Bank plc:
CDX.EM.14.1	5.000% quarterly	12/20/15	2.197	310	(41)	40
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	6.671	260	77	(148)
BNP Paribas:
CDX.NA.HY.15.1	5.000% quarterly	12/20/15	3.991	150	(8)	8
Citibank, N.A.:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	23.047	3,400	417	(897)
CDX.EM.14.1	5.000% quarterly	12/20/15	2.197	630	(84)	92
CMBX.NA.BBB.1.1	1.340% monthly	10/12/52	21.762	140	89	(103)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	4.060	150	27	(78)
CMBX.NA.AJ.5.1	0.980% monthly	02/15/51	3.547	450	64	(204)
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	39.500	180	137	(153)
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	39.500	210	159	(168)
Credit Suisse International:
CDX.NA.HY.15.1	5.000% quarterly	12/20/15	3.991	150	(8)	8
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.668	1,500	37	(308)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.668	2,500	61	(561)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.668	3,500	85	(796)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.668	5,000	122	(1,200)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	2.449	900	63	(265)
CMBX.NA.BBB.5.1	5.000% monthly	02/15/51	39.001	180	141	(153)
Deutsche Bank AG, New York:
CDX.EM.14.1	5.000% quarterly	12/20/15	2.197	50	(7)	6
CDX.EM.14.1	5.000% quarterly	12/20/15	2.197	200	(27)	27
CDX.EM.14.1	5.000% quarterly	12/20/15	2.197	230	(31)	32
CDX.EM.14.1	5.000% quarterly	12/20/15	2.197	250	(33)	34
CDX.EM.14.1	5.000% quarterly	12/20/15	2.197	1,000	(133)	141
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.668	5,000	122	(961)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	4.060	130	24	(53)
CMBX.NA.BBB.2.1	0.870% monthly	03/15/49	28.007	340	257	(282)
Morgan Stanley Capital Services:
CMBX.NA.AA.2.1	0.150% monthly	03/15/49	4.060	150	28	(78)
CMBX.NA.AA.2.1	0.150% monthly	03/15/49	4.060	150	28	(75)
CMBX.NA.AA.2.1	0.150% monthly	03/15/49	4.060	260	48	(102)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	6.671	140	42	(81)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	2.449	260	18	(33)
CMBX.NA.AJ.2.1	1.090% monthly	03/15/49	2.729	310	25	(39)
Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	23.047	5,500	677	(1,874)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	23.047	11,375	1,400	(2,097)
Union Bank of Switzerland AG:
CDX.NA.HY.15.1	5.000% quarterly	12/20/15	3.991	150	(8)	8

					$3,760	$(10,305)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	77

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	2.393%	$100	$6	$(1)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	2.393	100	6	(1)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/16	3.981	100	5	3
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	1.000% quarterly	03/20/16	1.087	200	—	1
Safeway, Inc., 7.250%, 02/01/31	1.000% quarterly	03/20/16	1.352	200	(3)	4
Barclays Bank plc:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/16	3.981	130	7	4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	5.120	130	1	17
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	5.120	180	1	21
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	5.900	130	(2)	7
ConAgra Foods, Inc., 7.000%, 10/01/28	1.000% quarterly	03/20/16	1.200	80	(1)	1
ConAgra Foods, Inc., 7.000%, 10/01/28	1.000% quarterly	03/20/16	1.200	120	(1)	1
ConAgra Foods, Inc., 7.000%, 10/01/28	1.000% quarterly	03/20/16	1.200	200	(2)	2
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	7.455	40	(2)	2
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	2.918	30	1	1
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	2.918	50	2	2
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	2.918	130	6	—
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	2.918	130	6	(1)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/13	4.400	260	7	15
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	4.360	180	4	25
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	5.996	50	(1)	3
MGM Resorts International, 5.875%, 02/27/14	5.000% quarterly	12/20/12	3.592	50	2	1
MGM Resorts International, 5.875%, 02/27/14	5.000% quarterly	06/20/13	4.214	50	1	2
M-real OYJ, 8.750% 04/01/13*	5.000% quarterly	03/20/16	3.718	EUR 60	(5)	5
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.422	30	1	2
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	09/20/12	4.476	50	1	1
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	5.913	50	(1)	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	09/20/14	6.555	60	(2)	3
BNP Paribas:
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	5.996	100	(2)	6
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	5.996	130	(2)	6
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	09/20/13	5.712	100	(1)	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	7.172	50	(4)	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	7.172	50	(4)	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	7.172	50	(4)	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	7.260	90	(7)	7
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	7.260	90	(7)	7
Citibank, N.A.:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	09/20/15	0.868	350	3	17
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	12/20/12	2.296	130	8	1
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	2.393	120	7	(1)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/16	3.981	130	7	4
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	4.974	130	1	4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	4.594	50	1	4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	4.594	130	2	5
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	5.900	100	(2)	2
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	5.900	130	(2)	7
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	7.215	130	(6)	6
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	7.215	130	(6)	4
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	2.918	50	2	2

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	1.000% quarterly	03/20/16	1.087%	$200	$—	$1
Kingdom of Spain, 5.500%, 07/30/17	1.000% quarterly	06/20/11	1.646	130	—	—
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	5.365	100	—	2
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	5.365	100	—	2
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/11	8.503	130	1	21
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	14.897	70	(12)	34
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	14.897	110	(19)	62
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	6.125	50	(2)	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	6.125	50	(2)	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	6.125	100	(3)	4
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	6.125	160	(5)	6
MGM Resorts International, 5.875%, 02/27/14	5.000% quarterly	12/20/12	3.592	50	2	1
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.422	130	3	7
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.422	130	3	8
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.422	150	3	9
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	5.489	130	—	16
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	5.913	130	(2)	7
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	7.172	130	(9)	6
Credit Suisse International:
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	4.974	100	1	3
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	4.360	50	1	3
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/13	4.646	50	1	3
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/13	4.646	100	2	6
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	12/20/12	13.609	100	(12)	34
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	15.545	140	(28)	80
Safeway, Inc., 7.250%, 02/01/31	1.000% quarterly	03/20/16	1.352	200	(3)	4
Deutsche Bank AG, New York:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	12/20/15	0.917	290	2	10
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	2.393	130	8	(1)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/16	3.981	130	7	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	7.455	100	(6)	6
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	7.455	100	(6)	7
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	7.455	110	(6)	8
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	7.455	200	(11)	8
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	09/20/12	3.976	50	1	7
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	09/20/12	3.976	50	1	7
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	5.365	100	—	2
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	5.365	250	1	5
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/14	5.938	90	(1)	3
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/11	8.503	100	1	3
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/11	8.503	130	1	29
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/11	8.503	130	1	4
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/11	8.503	130	—	33
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	12/20/12	13.609	50	(6)	17
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	12/20/12	13.609	130	(16)	44
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/13	14.062	120	(18)	57
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	14.897	70	(12)	25
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	14.897	70	(12)	37
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	14.897	110	(19)	55
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	14.897	110	(19)	57
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	14.897	130	(23)	45
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	15.545	70	(14)	40
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	3.529	50	2	1
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	3.529	130	5	3

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	79

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	4.634%	$130	$3	$8
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	4.634	130	3	7
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	6.125	100	(3)	5
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	6.125	130	(4)	6
PolyOne Corp., 8.875%, 05/01/12	5.000% quarterly	03/20/15	2.133	80	10	(2)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.422	130	3	9
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	5.913	130	(2)	11
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	5.913	180	(2)	8
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	5.913	230	(3)	13
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	5.913	250	(3)	13
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	5.913	270	(4)	14
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	6.105	600	(12)	37
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	7.172	130	(9)	6
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	7.260	100	(8)	10
HSBC Bank, N.A.:
Hellenic Republic, 5.900%, 10/22/22	5.000% quarterly	06/20/11	9.530	320	(1)	13
Morgan Stanley Capital Services:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/16	3.981	50	3	1
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/16	3.981	100	5	4
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/16	3.981	130	7	5
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	4.594	50	1	4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	4.594	50	1	2
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	4.594	130	2	8
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	4.594	130	2	7
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	4.594	130	2	5
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	4.594	130	2	3
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	4.594	130	2	2
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	4.594	180	3	4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	5.900	130	(2)	7
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	7.215	180	(8)	8
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	7.455	20	(1)	1
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	7.455	50	(3)	3
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	7.455	50	(3)	3
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	7.455	100	(6)	6
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	4.360	30	1	3
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	4.360	50	1	8
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/13	4.646	50	1	3
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	3.529	50	2	—
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	3.529	50	2	—
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	4.634	200	4	10
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.422	130	3	8
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.422	130	3	6
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	5.489	130	—	17
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	7.260	130	(10)	11
Royal Bank of Scotland:
M-real OYJ, 8.750% 04/01/13*	5.000% quarterly	03/20/16	3.718	EUR 50	(4)	4
Union Bank of Switzerland AG:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	2.393	50	3	—
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/16	3.981	50	3	1
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	4.594	50	1	4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	6.857	100	(5)	10
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	7.215	130	(6)	6
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	7.455	100	(6)	6
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	7.455	200	(11)	11
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/15	8.026	80	(7)	11

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/15	8.026%	$250	$(22)	$29
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	2.918	130	6	2
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	2.918	500	23	5
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/12	3.435	130	4	10
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/12	3.435	130	4	10
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	09/20/12	3.976	50	1	8
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	4.360	50	1	7
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	4.360	130	3	17
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	4.360	260	5	38
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	4.360	260	5	32
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	4.360	360	8	50
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	4.360	500	11	60
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	06/20/13	4.756	130	2	32
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	12/20/13	5.666	130	(1)	16
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	12/20/13	5.666	130	(1)	15
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	12/20/13	5.666	180	(1)	12
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	12/20/13	5.666	260	(2)	16
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	5.996	100	(2)	5
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	5.996	100	(2)	5
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	5.996	100	(2)	6
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/15	7.172	130	(8)	15
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/15	7.172	200	(13)	25
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	5.365	240	1	5
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/14	5.938	300	(5)	8
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	12/20/12	13.609	130	(16)	41
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	14.897	80	(14)	41
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	14.897	80	(14)	40
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	14.897	120	(21)	60
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	14.897	130	(23)	42
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	14.897	350	(61)	177
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	15.545	80	(16)	44
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	15.545	130	(26)	72
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	15.545	130	(26)	66
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	15.545	210	(42)	119
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	3.529	50	2	1
MGM Resorts International, 5.875%, 02/27/14	5.000% quarterly	12/20/12	3.592	130	4	1
MGM Resorts International, 5.875%, 02/27/14	5.000% quarterly	12/20/12	3.592	180	6	2
MGM Resorts International, 5.875%, 02/27/14	5.000% quarterly	12/20/12	3.592	260	9	2
M-real OYJ, 8.750% 04/01/13*	5.000% quarterly	03/20/16	3.718	EUR 50	(4)	4
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/11	3.033	130	3	5
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.422	130	3	7
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	5.489	130	—	17
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	5.913	50	(1)	2
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	5.913	130	(2)	7
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	7.172	130	(9)	6
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	7.172	130	(9)	5
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	7.172	130	(9)	7
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	7.172	130	(9)	8
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	7.172	310	(22)	17
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	7.260	180	(14)	14

					$(544)	$2,640

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	81

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

Credit Indices:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID) RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3.1	0.620% monthly	12/13/49	12.642%	$260	$(126)	$181
Citibank, N.A.:
CMBX.NA.A.2.1	0.250% monthly	03/15/49	6.692	280	(80)	132
CMBX.NA.AJ.4.1	0.960% monthly	02/17/51	4.296	350	(62)	113
Credit Suisse International:
CMBX.NA.AAA.4	0.350% monthly	02/17/51	0.872	900	(27)	210
Deutsche Bank AG, New York:
CDX.NA.IG.15.01	1.000% quarterly	12/20/15	0.823	250	3	(2)
CMBX.NA.A.2.1	0.250% monthly	03/15/49	6.692	260	(74)	130
Morgan Stanley Capital Services:
CDX.NA.IG.15.01	1.000% quarterly	12/20/15	0.823	260	3	1
CMBX.NA.A.2.1	0.250% monthly	03/15/49	6.692	260	(74)	132
CMBX.NA.A.3.1	0.620% monthly	12/13/49	12.642	140	(68)	99
CMBX.NA.AAA.4	0.350% monthly	02/17/51	0.872	260	(8)	24
MCDX.NA.15	1.000% quarterly	12/20/15	1.578	350	(7)	12
MCDX.NA.15	1.000% quarterly	12/20/15	1.578	350	(7)	12
Royal Bank of Scotland:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	30.420	3,300	(1,656)	3,624
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	30.420	11,375	(5,708)	6,125
CMBX.NA.AJ.4.1	0.960% monthly	02/17/51	4.296	450	(80)	228
Union Bank of Switzerland AG:
CDX.NA.IG.15.01	1.000% quarterly	12/20/15	0.823	690	7	(6)

					$(7,964)	$11,015

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection would offset potential amounts paid at a credit event for protection sold.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

Interest Rate Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE		UPFRONT PREMIUMS (PAID)/ RECEIVED [1]
Citibank, N.A.	2.533% semi-annually	3 month LIBOR quarterly	02/09/16	$1,432		$(15)	$—
Deutsche Bank AG, New York	2.378% semi-annually	3 month LIBOR quarterly	02/25/16	1,346		(3)	—
Deutsche Bank AG, New York	2.450% semi-annually	3 month LIBOR quarterly	03/07/16	8,640		(38)	—
Deutsche Bank AG, New York	3 month LIBOR quarterly	4.340% semi-annually	03/07/41	2,372		28	—
HSBC Bank, N.A.	2.105% semi-annually	3 month CDOR quarterly	01/04/13	CAD 3,817	CAD	7	—

						$(21)	$—

[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Price Locks
SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [1]
Citibank, N.A. (††)	U.S. Treasury Note, 2.625%, 11/15/20	$93.73	03/02/11	$489	$(1)	$—
Citibank, N.A. (†)	U.S. Treasury Note, 2.000%, 01/31/16	98.99	03/08/11	2,827	(15)	—
Citibank, N.A. (††)	U.S. Treasury Bond, 4.750%, 02/15/41	101.24	03/08/11	807	24	—

					$8	$—

(†)	If the market price exceeds the price lock at termination, the Fund pays the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund receives the difference between the price lock and the market price.
(††)	If the market price exceeds the price lock at termination, the Fund receives the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund pays the difference between the price lock and the market price.
[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	83

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS:

AS OF FEBRUARY 28, 2011

ABX	— Asset-Backed Securities Index
ADR	— American Depositary Receipt
ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CDOR	— Canadian Dollar Offered Rate
CDX	— Credit Default Swap Index
CLN

—  Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of February 28, 2011. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.

CLP	— Chilean Peso
CMBX	— Commercial Mortgage-Backed Securities Index
CMO	— Collateralized Mortgage Obligation
CNY	— China Yuan
COP	— Colombian Peso
CZK	— Czech Republic Koruna
ETF	— Exchange Traded Fund
EUR	— Euro
GBP	— British Pound
GMTN	— Global Medium Term Note
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2011. The rate may be subject to a cap and floor.

ILS	— Israeli Shekel
INR	— Indian Rupee
IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
KRW	— Korean Won
LIBOR	— London Interbank Offered Rate
MCDX	— Municipal Bond Credit Default Swap Index
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
PEN	— Peru Nuevo Sol
PHP	— Phillipine Peso
PIK	— Payment-in-Kind
PLN	— Polish Zloty
REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue
RUB	— Russian Ruble
SGD	— Singapore Dollar
SPDR	— Standard & Poor’s Depository Receipts

STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2011.

TBA	— To Be Announced
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2011.
UYU	— Uruguayan Peso
ZAR	— South African Rand
^	— Unsettled security, coupon rate is undetermined at February 28, 2011.
(~)

—  Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

Fund	Value
Emerging Markets Debt Fund	$2,110
Strategic Income Opportunities Fund	68,590
Total Return Fund	6,400

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—  Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (amounts in thousands):

Fund	Value	Percentage
Emerging Markets Debt Fund	$9,994	2.2%
Strategic Income Opportunities Fund	65,926	0.5
Total Return Fund	—(h)	—	(g)

(g)	— Amount rounds to less than one 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of February 28, 2011.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the next put date, prerefunded date or final maturity date.
(w)	— When-issued security.
(x)

—  Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	85

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2011

(Amounts in thousands, except per share amounts)

	Credit Opportunities Fund		Emerging Markets Debt Fund	Multi-Sector Income Fund
ASSETS:
Investments in non-affiliates, at value	$7,465		$452,152	$62,037
Investments in affiliates, at value	2,931		6,578	37,101
Investments in affiliates — restricted, at value	—		2,110	—

Total investment securities, at value	10,396		460,840	99,138
Cash	—		2	10,349
Foreign currency, at value	—		104	447
Receivables:
Investment securities sold	—		8,571	2,470
Fund shares sold	—		437	889
Interest and dividends	116		8,492	905
Variation margin on futures contracts	—		11	—
Unrealized appreciation on forward foreign currency exchange contracts	—		1,914	42
Outstanding swap contracts, at value	11		970	—
Due from Advisor	37		—	57
Prepaid expenses and other assets	89		20	76

Total Assets	10,649		481,361	114,373

LIABILITIES:
Payables:
Dividends	—		329	51
Investment securities purchased	—		8,097	23,962
Fund shares redeemed	1		225	6
Interest (See Note 8)	—		111	—
Variation margin on futures contracts	—		—	29
Unrealized depreciation on forward foreign currency exchange contracts	—		2,180	242
Outstanding swap contracts, at value	46		3,240	—
Accrued liabilities:
Investment advisory fees	—		216	—
Administration fees	—		33	—
Shareholder servicing fees	2		43	6
Distribution fees	—	(a)	19	—	(a)
Custodian and accounting fees	18		82	14
Collateral management fees	1		9	—
Trustees’ and Chief Compliance Officer’s fees	—	(a)	4	—	(a)
Audit fees	63		69	109
Printing & postage fees	21		6	23
Other	—	(a)	14	—

Total Liabilities	152		14,677	24,442

Net Assets	$10,497		$466,684	$89,931

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

	Credit Opportunities Fund	Emerging Markets Debt Fund	Multi-Sector Income Fund
NET ASSETS:
Paid in capital	$10,329	$534,646	$89,806
Accumulated undistributed (distributions in excess of) net investment income	3	1,523	2
Accumulated net realized gains (losses)	18	(67,971)	(59)
Net unrealized appreciation (depreciation)	147	(1,514)	182

Total Net Assets	$10,497	$466,684	$89,931

Net Assets:
Class A	$74	$71,749	$50
Class C	51	8,590	53
Class R2	51	—	50
Class R5	51	181,721	51
Class R6	51	—	—
Select Class	10,219	204,624	89,727

Total	$10,497	$466,684	$89,931

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	7	9,040	5
Class C	5	1,083	5
Class R2	5	—	5
Class R5	5	22,858	5
Class R6	5	—	—
Select Class	1,006	25,761	8,922

Net Asset Value:
Class A — Redemption price per share	$10.16	$7.94	$10.06
Class C — Offering price per share (b)	10.16	7.93	10.06
Class R2 — Offering and redemption price per share	10.16	—	10.06
Class R5 — Offering and redemption price per share	10.16	7.95	10.06
Class R6 — Offering and redemption price per share	10.16	—	—
Select Class — Offering and redemption price per share	10.16	7.94	10.06
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.56	$8.25	$10.45

Cost of investments in non-affiliates	$7,428	$453,144	$61,564
Cost of investments in affiliates	2,931	6,578	37,101
Cost of investments in affiliates — restricted	—	2,110	—
Cost of foreign currency	—	103	445
Premiums paid on swaps	1	893	—
Premiums received on swaps	146	2,905	—

(a)	Amount rounds to less than $1,000.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	87

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands, except per share amounts)

	Real Return Fund	Strategic Income Opportunities Fund	Total Return Fund
ASSETS:
Investments in non-affiliates, at value	$133,780	$5,173,459	$352,397
Investments in affiliates, at value	1,778	8,106,981	52,456
Investments in affiliates — restricted, at value	—	68,590	6,400

Total investment securities, at value	135,558	13,349,030	411,253
Restricted cash pledged to counterparty for collateral management	—	2,290	—
Foreign currency, at value	2	—	23
Receivables:
Investment securities sold	492	50,492	57
Investment securities sold — delayed delivery securities	—	455,030	24,088
Fund shares sold	63	90,365	241
Interest and dividends	445	72,402	2,177
Variation margin on futures contracts	—	—	7
Unrealized appreciation on forward foreign currency exchange contracts	—	455	—
Unrealized appreciation on unfunded commitments	—	1	—
Outstanding swap contracts, at value	52	93,205	4,661
Prepaid expenses and other assets	3	212	64

Total Assets	136,615	14,113,482	442,571

LIABILITIES:
Payables:
Due to custodian	2	712	9
Foreign currency due to custodian, at value	—	322	—
Dividends	18	14,121	1,088
TBA short commitment, at value	—	307,694	5,119
Investment securities purchased	1,042	168,821	—
Investment securities purchased — delayed delivery securities	—	430,623	121,603
Fund shares redeemed	406	17,835	99
Variation margin on futures contracts	16	494	—
Unrealized depreciation on forward foreign currency exchange contracts	—	2,957	—
Outstanding options written, at fair value	—	627	17
Outstanding swap contracts, at value	—	150,988	9,350
Accrued liabilities:
Investment advisory fees	32	3,191	56
Administration Fees	9	302	24
Shareholder servicing fees	8	1,934	36
Distribution fees	30	1,084	1
Custodian and accounting fees	77	315	44
Collateral management fees	1	43	14
Trustees’ and Chief Compliance Officer’s fees	1	42	3
Other	49	161	140

Total Liabilities	1,691	1,102,266	137,603

Net Assets	$134,924	$13,011,216	$304,968

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

	Real Return Fund	Strategic Income Opportunities Fund	Total Return Fund
NET ASSETS:
Paid in capital	$128,771	$12,510,877	$291,145
Accumulated undistributed (distributions in excess of) net investment income	15	2,935	35
Accumulated net realized gains (losses)	(2,706)	34,247	1,266
Net unrealized appreciation (depreciation)	8,844	463,157	12,522

Total Net Assets	$134,924	$13,011,216	$304,968

Net Assets:
Class A	$29,341	$2,421,215	$1,607
Class C	40,874	1,141,148	1,927
Class R5	—	593	65
Institutional Class	26,591	—	—
Select Class	38,118	9,448,260	301,369

Total	$134,924	$13,011,216	$304,968

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	3,036	201,977	155
Class C	4,264	95,262	186
Class R5	—	49	6
Institutional Class	2,731	—	—
Select Class	3,925	786,458	28,956

Net Asset Value:
Class A — Redemption price per share	$9.66	$11.99	$10.40
Class C — Offering price per share (a)	9.59	11.98	10.39
Class R5 — Offering and redemption price per share	—	12.02	10.40
Institutional Class — Offering and redemption price per share	9.74	—	—
Select Class — Offering and redemption price per share	9.71	12.01	10.41
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.04	$12.46	$10.81

Cost of investments in non-affiliates	$124,967	$4,829,376	$338,425
Cost of investments in affiliates	1,778	8,106,981	52,456
Cost of investments in affiliates — restricted	—	68,590	6,400
Cost of foreign currency	—	322	23
Proceeds from short TBAs	—	305,620	5,091
Premiums paid on swaps	—	118,577	10,937
Premiums received on swaps	—	298,260	14,123
Premiums received from options written	—	3,329	92

(a)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	89

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED FEBRUARY 28, 2011

(Amounts in thousands)

	Credit Opportunities Fund (b)		Emerging Markets Debt Fund	Multi-Sector Income Fund (b)
INVESTMENT INCOME:
Interest income from non-affiliates	$89		$19,694	$253
Interest income from affiliates	—		5	—	(a)
Dividend income from affiliates	1		14	3
Other income	—		1	—

Total investment income	90		19,714	256

EXPENSES:
Investment advisory fees	10		2,099	32
Administration fees	2		274	6
Distribution fees:
Class A	—	(a)	106	—	(a)
Class C	—	(a)	67	—	(a)
Class R2	—	(a)	—	—	(a)
Shareholder servicing fees:
Class A	—	(a)	106	—	(a)
Class C	—	(a)	22	—	(a)
Class R2	—	(a)	—	—	(a)
Class R5	—	(a)	54	—	(a)
Select Class	6		353	18
Custodian and accounting fees	18		156	14
Collateral management fees	1		9	—
Interest expense to affiliates	—		2	—	(a)
Professional fees	76		98	125
Trustees’ and Chief Compliance Officer’s fees	—	(a)	3	—	(a)
Printing and mailing costs	22		14	25
Registration and filing fees	16		58	17
Transfer agent fees	5		140	7
Other	2		10	3

Total expenses	158		3,571	247

Less amounts waived	(14)		(534)	(42)
Less earnings credits	—	(a)	— (a)	—	(a)
Less expense reimbursements	(128)		—	(152)

Net expenses	16		3,037	53

Net investment income (loss)	74		16,677	203

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(4)		9,829	(41)
Futures	10		(1,700)	(18)
Foreign currency transactions	—		988	(28)
Swaps	12		(621)	—

Net realized gain (loss)	18		8,496	(87)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	37		(7,974)	473
Futures	—		173	(92)
Foreign currency translations	—		(340)	(199)
Swaps	110		1,834	—

Change in net unrealized appreciation (depreciation)	147		(6,307)	182

Net realized/unrealized gains (losses)	165		2,189	95

Change in net assets resulting from operations	$239		$18,866	$298

(a)	Amount rounds to less than $1,000.
(b)	Commencement of operations was December 1, 2010.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

	Real Return Fund		Strategic Income Opportunities Fund	Total Return Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$5,056		$360,029	$18,201
Dividend income from non-affiliates	—		3,349	—
Interest income from affiliates	—		— (a)	—	(a)
Dividend income from affiliates	2		7,100	101

Total investment income	5,058		370,478	18,302

EXPENSES:
Investment advisory fees	587		44,858	1,113
Administration fees	154		9,119	340
Distribution fees:
Class A	86		4,677	7
Class C	374		6,595	8
Shareholder servicing fees:
Class A	86		4,677	7
Class C	124		2,197	3
Class R5	—		— (a)	—	(a)
Institutional Class	39		—	—
Select Class	111		18,045	918
Custodian and accounting fees	9		687	191
Collateral management fees	1		43	14
Professional fees	60		207	98
Trustees’ and Chief Compliance Officer’s fees	2		105	4
Printing and mailing costs	8		265	25
Registration and filing fees	43		338	54
Transfer agent fees	46		2,024	3
Other	7		64	14

Total expenses	1,737		93,901	2,799

Less amounts waived	(324)		(19,382)	(544)
Less earnings credits	—	(a)	(2)	—	(a)

Net expenses	1,413		74,517	2,255

Net investment income (loss)	3,645		295,961	16,047

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	3,582		55,146	12,017
Futures	95		(30,478)	(521)
Foreign currency transactions	—		1,116	6
Options written	—		1,553	62
Swaps	122		10,239	1,017
Payment by Affiliate (See Note 3)	—		23	3

Net realized gain (loss)	3,799		37,599	12,584

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	3,361		218,460	2,889
Futures	13		346	(100)
Foreign currency translations	—		(2,639)	5
Options Written	—		2,772	59
Swaps	52		122,464	1,796
Unfunded commitments	—		(4)	—

Change in net unrealized appreciation (depreciation)	3,426		341,399	4,649

Net realized/unrealized gains (losses)	7,225		378,998	17,233

Change in net assets resulting from operations	$10,870		$674,959	$33,280

(a)	Amount rounds to less than $1,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	91

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Credit Opportunities Fund		Emerging Markets Debt Fund		Multi-Sector Income Fund
	Period Ended 2/28/2011 (a)		Year Ended 2/28/2011	Year Ended 2/28/2010	Period Ended 2/28/2011 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$74		$16,677	$10,201	$203
Net realized gain (loss)	18		8,496	(39,641)	(87)
Change in net unrealized appreciation (depreciation)	147		(6,307)	85,408	182

Change in net assets resulting from operations	239		18,866	55,968	298

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1)		(2,261)	(664)	—	(b)
Class C
From net investment income	—	(b)	(442)	(203)	—	(b)
Class R2
From net investment income	—	(b)	—	—	—	(b)
Class R5
From net investment income	—	(b)	(6,111)	(2,640)	—	(b)
Class R6
From net investment income	—	(b)	—	—	—
Select Class
From net investment income	(70)		(7,936)	(5,680)	(173)

Total distributions to shareholders	(71)		(16,750)	(9,187)	(173)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	10,329		277,396	(59,142)	89,806

NET ASSETS:
Change in net assets	10,497		279,512	(12,361)	89,931
Beginning of period	—		187,172	199,533	—

End of period	$10,497		$466,684	$187,172	$89,931

Accumulated undistributed (distributions in excess of) net investment income	$3		$1,523	$717	$2

(a)	Commencement of operations was December 1, 2010.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

	Real Return Fund		Strategic Income Opportunities Fund		Total Return Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,645	$3,826	$295,961	$91,439	$16,047	$29,365
Net realized gain (loss)	3,799	643	37,599	28,681	12,584	22,453
Change in net unrealized appreciation (depreciation)	3,426	6,862	341,399	124,664	4,649	76,960

Change in net assets resulting from operations	10,870	11,331	674,959	244,784	33,280	128,778

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(755)	(620)	(52,601)	(14,106)	(109)	(3)
From net realized gains	—	—	(1,921)	(3,577)	(322)	(2)
Class C
From net investment income	(803)	(556)	(20,585)	(6,183)	(42)	(3)
From net realized gains	—	—	(937)	(1,944)	(92)	(1)
Class R5
From net investment income	—	—	(17)	(7)	(3)	(3)
From net realized gains	—	—	— (a)	(1)	(3)	(2)
Institutional Class
From net investment income	(935)	(1,098)	—	—	—	—
Select Class
From net investment income	(1,135)	(1,709)	(219,138)	(70,206)	(15,478)	(30,788)
From net realized gains	—	—	(7,481)	(17,460)	(16,099)	(15,203)

Total distributions to shareholders	(3,628)	(3,983)	(302,680)	(113,484)	(32,148)	(46,005)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(46,891)	86,959	5,387,638	6,774,244	(53,012)	(376,586)

NET ASSETS:
Change in net assets	(39,649)	94,307	5,759,917	6,905,544	(51,880)	(293,813)
Beginning of period	174,573	80,266	7,251,299	345,755	356,848	650,661

End of period	$134,924	$174,573	$13,011,216	$7,251,299	$304,968	$356,848

Accumulated undistributed (distributions in excess of) net investment income	$15	$(2)	$2,935	$(1,185)	$35	$(376)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	93

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Credit Opportunities Fund		Emerging Markets Debt Fund		Multi-Sector Income Fund
	Period Ended 2/28/2011 (a)		Year Ended 2/28/2011	Year Ended 2/28/2010	Period Ended 2/28/2011 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$74		$69,806	$18,676	$50
Dividends and distributions reinvested	—	(b)	2,181	636	—	(b)
Cost of shares redeemed	(1)		(19,533)	(5,684)	—
Redemption fees	—		3	1	—

Change in net assets from Class A capital transactions	$73		$52,457	$13,629	$50

Class C
Proceeds from shares issued	$50		$8,111	$3,372	$52
Dividends and distributions reinvested	—	(b)	366	164	—	(b)
Cost of shares redeemed	—		(5,670)	(1,099)	—
Redemption fees	—		1	— (b)	—

Change in net assets from Class C capital transactions	$50		$2,808	$2,437	$52

Class R2
Proceeds from shares issued	$50		$—	$—	$50
Dividends and distributions reinvested	—	(b)	—	—	—	(b)

Change in net assets from Class R2 capital transactions	$50		$—	$—	$50

Class R5
Proceeds from shares issued	$50		$126,753	$27,560	$50
Dividends and distributions reinvested	—	(b)	6,073	2,528	—	(b)
Cost of shares redeemed	—		(6,897)	(1,064)	—
Redemption fees	—		6	3	—

Change in net assets from Class R5 capital transactions	$50		$125,935	$29,027	$50

Class R6
Proceeds from shares issued	$50		$—	$—	$—
Dividends and distributions reinvested	1		—	—	—

Change in net assets from Class R6 capital transactions	$51		$—	$—	$—

Select Class
Proceeds from shares issued	$9,997		$132,892	$47,175	$89,609
Dividends and distributions reinvested	70		2,249	2,063	122
Cost of shares redeemed	(12)		(38,953)	(153,479)	(127)
Redemption fees	—		8	6	—

Change in net assets from Select Class capital transactions	$10,055		$96,196	$(104,235)	$89,604

Total change in net assets from capital transactions	$10,329		$277,396	$(59,142)	$89,806

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

	Credit Opportunities Fund		Emerging Markets Debt Fund		Multi-Sector Income Fund
	Period Ended 2/28/2011 (a)		Year Ended 2/28/2011	Year Ended 2/28/2010	Period Ended 2/28/2011 (a)
SHARE TRANSACTIONS:
Class A
Issued	7		8,593	2,614	5
Reinvested	—	(b)	273	88	—	(b)
Redeemed	—	(b)	(2,441)	(812)	—

Change in Class A Shares	7		6,425	1,890	5

Class C
Issued	5		1,010	467	5
Reinvested	—	(b)	46	23	—	(b)
Redeemed	—		(711)	(158)	—

Change in Class C Shares	5		345	332	5

Class R2
Issued	5		—	—	5
Reinvested	—	(b)	—	—	—	(b)

Change in Class R2 Shares	5		—	—	5

Class R5
Issued	5		15,707	4,338	5
Reinvested	—	(b)	761	354	—	(b)
Redeemed	—		(856)	(152)	—

Change in Class R5 Shares	5		15,612	4,540	5

Class R6
Issued	5		—	—	—
Reinvested	—	(b)	—	—	—

Change in Class R6 Shares	5		—	—	—

Select Class
Issued	1,000		16,276	6,761	8,922
Reinvested	7		283	291	12
Redeemed	(1)		(5,007)	(24,905)	(12)

Change in Select Class Shares	1,006		11,552	(17,853)	8,922

(a)	Commencement of operations was December 1, 2010.
(b)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	95

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Real Return Fund		Strategic Income Opportunities Fund		Total Return Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$15,013	$29,319	$1,633,397	$1,405,517	$8,656	$— (a)
Dividends and distributions reinvested	646	557	49,948	15,912	122	5
Cost of shares redeemed	(19,951)	(7,624)	(684,815)	(89,033)	(6,865)	—

Change in net assets from Class A capital transactions	$(4,292)	$22,252	$998,530	$1,332,396	$1,913	$5

Class C
Proceeds from shares issued	$22,008	$42,496	$635,190	$600,038	$2,376	$53
Dividends and distributions reinvested	685	478	16,020	5,957	57	4
Cost of shares redeemed	(28,326)	(7,073)	(142,994)	(16,809)	(536)	—

Change in net assets from Class C capital transactions	$(5,633)	$35,901	$508,216	$589,186	$1,897	$57

Class R5
Proceeds from shares issued	$—	$—	$493	$203	$—	$— (a)
Dividends and distributions reinvested	—	—	17	8	6	5
Cost of shares redeemed	—	—	(215)	— (a)	—	—

Change in net assets from Class R5 capital transactions	$—	$—	$295	$211	$6	$5

Institutional Class
Proceeds from shares issued	$14,674	$9,119	$—	$—	$—	$—
Dividends and distributions reinvested	935	903	—	—	—	—
Cost of shares redeemed	(27,818)	(523)	—	—	—	—

Change in net assets from Institutional Class capital transactions	$(12,209)	$9,499	$—	$—	$—	$—

Select Class
Proceeds from shares issued	$7,480	$21,443	$5,793,883	$5,144,979	$94,514	$78,731
Dividends and distributions reinvested	1,109	1,691	66,129	14,188	396	373
Cost of shares redeemed	(33,346)	(3,827)	(1,979,415)	(306,716)	(151,738)	(455,757)

Change in net assets from Select Class capital transactions	$(24,757)	$19,307	$3,880,597	$4,852,451	$(56,828)	$(376,653)

Total change in net assets from capital transactions	$(46,891)	$86,959	$5,387,638	$6,774,244	$(53,012)	$(376,586)

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

	Real Return Fund		Strategic Income Opportunities Fund		Total Return Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
SHARE TRANSACTIONS:
Class A
Issued	1,571	3,197	139,113	122,979	802	—
Reinvested	68	61	4,259	1,386	12	1
Redeemed	(2,092)	(823)	(58,437)	(7,733)	(665)	—

Change in Class A Shares	(453)	2,435	84,935	116,632	149	1

Class C
Issued	2,320	4,660	54,126	52,773	220	5
Reinvested	73	53	1,367	520	6	1
Redeemed	(2,985)	(772)	(12,157)	(1,463)	(51)	—

Change in Class C Shares	(592)	3,941	43,336	51,830	175	6

Class R5
Issued	—	—	42	18	—	—
Reinvested	—	—	1	1	— (a)	1
Redeemed	—	—	(18)	— (a)	—	—

Change in Class R5 Shares	—	—	25	19	— (a)	1

Institutional Class
Issued	1,537	988	—	—	—	—
Reinvested	97	99	—	—	—	—
Redeemed	(2,799)	(57)	—	—	—	—

Change in Institutional Class Shares	(1,165)	1,030	—	—	—	—

Select Class
Issued	779	2,332	491,800	448,966	8,927	7,978
Reinvested	116	186	5,624	1,236	38	37
Redeemed	(3,502)	(425)	(168,452)	(26,892)	(14,378)	(44,705)

Change in Select Class Shares	(2,607)	2,093	328,972	423,310	(5,413)	(36,690)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Credit Opportunities Fund
Class A
December 1, 2010 (e) through February 28, 2011	$10.00	$0.07	(f)	$0.16	$0.23	$(0.07)

Class C
December 1, 2010 (e) through February 28, 2011	10.00	0.05	(f)	0.16	0.21	(0.05)

Class R2
December 1, 2010 (e) through February 28, 2011	10.00	0.06	(f)	0.16	0.22	(0.06)

Class R5
December 1, 2010 (e) through February 28, 2011	10.00	0.08	(f)	0.15	0.23	(0.07)

Class R6
December 1, 2010 (e) through February 28, 2011	10.00	0.08	(f)	0.15	0.23	(0.07)

Select Class
December 1, 2010 (e) through February 28, 2011	10.00	0.07	(f)	0.16	0.23	(0.07)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Commencement of operations.
(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.16	2.28%	$74	0.75%	2.90%	3.20%	7%

10.16	2.12	51	1.40	2.21	3.46	7

10.16	2.18	51	1.15	2.46	3.34	7

10.16	2.34	51	0.50	3.11	3.00	7

10.16	2.35	51	0.45	3.16	2.98	7

10.16	2.31	10,219	0.65	2.97	3.09	7

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Contribution from affiliate		Redemption fees
Emerging Markets Debt Fund
Class A
Year Ended February 28, 2011	$7.54	$0.42	(e)	$0.41	$0.83	$(0.43)	$—	$(0.43)	$—		$—	(f)
Year Ended February 28, 2010	5.56	0.38		2.00	2.38	(0.40)	—	(0.40)	—		—	(f)
Year Ended February 28, 2009	8.41	0.55		(2.97)	(2.42)	(0.43)	—	(0.43)	—		—	(f)
Year Ended February 29, 2008	8.73	0.54		(0.18)	0.36	(0.53)	(0.15)	(0.68)	—		—	(f)
September 1, 2006 through February 28, 2007 (h)	8.39	0.21		0.37	0.58	(0.21)	(0.03)	(0.24)	—		—	(f)
June 30, 2006 (i) through August 31, 2006	7.93	0.08		0.46	0.54	(0.08)	—	(0.08)	—		—	(f)

Class C
Year Ended February 28, 2011	7.54	0.38	(e)	0.40	0.78	(0.39)	—	(0.39)	—		—	(f)
Year Ended February 28, 2010	5.55	0.37		1.98	2.35	(0.36)	—	(0.36)	—		—	(f)
Year Ended February 28, 2009	8.40	0.50		(2.95)	(2.45)	(0.40)	—	(0.40)	—		—	(f)
Year Ended February 29, 2008	8.73	0.50		(0.19)	0.31	(0.49)	(0.15)	(0.64)	—		—	(f)
September 1, 2006 through February 28, 2007 (h)	8.39	0.20		0.36	0.56	(0.19)	(0.03)	(0.22)	—		—	(f)
June 30, 2006 (i) through August 31, 2006	7.93	0.07		0.47	0.54	(0.08)	—	(0.08)	—		—	(f)

Class R5
Year Ended February 28, 2011	7.55	0.46	(e)	0.40	0.86	(0.46)	—	(0.46)	—		—	(f)
Year Ended February 28, 2010	5.56	0.42		2.00	2.42	(0.43)	—	(0.43)	—		—	(f)
Year Ended February 28, 2009	8.42	0.56		(2.96)	(2.40)	(0.46)	—	(0.46)	—		—	(f)
Year Ended February 29, 2008	8.73	0.60		(0.19)	0.41	(0.57)	(0.15)	(0.72)	—		—	(f)
September 1, 2006 through February 28, 2007 (h)	8.39	0.24		0.36	0.60	(0.23)	(0.03)	(0.26)	—		—	(f)
May 15, 2006 (i) through August 31, 2006	8.07	0.14		0.33	0.47	(0.15)	—	(0.15)	—		—	(f)

Select Class
Year Ended February 28, 2011	7.54	0.44	(e)	0.41	0.85	(0.45)	—	(0.45)	—		—	(f)
Year Ended February 28, 2010	5.56	0.49		1.91	2.40	(0.42)	—	(0.42)	—		—	(f)
Year Ended February 28, 2009	8.42	0.54		(2.95)	(2.41)	(0.45)	—	(0.45)	—		—	(f)
Year Ended February 29, 2008	8.74	0.56		(0.18)	0.38	(0.55)	(0.15)	(0.70)	—		—	(f)
September 1, 2006 through February 28, 2007 (h)	8.39	0.21		0.39	0.60	(0.22)	(0.03)	(0.25)	—		—	(f)
Year Ended August 31, 2006	9.29	0.45		0.42	0.87	(0.46)	(1.35)	(1.81)	0.04	(j)	—	(f)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.01.
(g)	Includes interest expense of 0.19%, 0.18%, 0.18%, and 0.17%, respectively.
(h)	The Fund changed its fiscal year end from August 31 to the last day of February.
(i)	Commencement of offering of class of shares.
(j)	Voluntary contribution from Advisor. The total return without the voluntary contribution would have been 10.46%.
(k)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$7.94	11.15%	$71,749	1.26%		5.26%	1.45%	126%
7.54	43.46	19,711	1.59	(g)	5.73	1.70	124
5.56	(29.80)	4,025	1.45		7.18	1.46	63
8.41	4.22	8,140	1.47		7.22	1.47	80
8.73	6.96	2,154	1.50		5.20	1.59	68
8.39	6.82	41	1.50		6.17	1.71	270

7.93	10.48	8,590	1.77		4.77	1.95	126
7.54	43.03	5,561	2.08	(g)	5.46	2.20	124
5.55	(30.18)	2,253	1.95		6.60	1.96	63
8.40	3.63	5,154	1.97		6.50	1.98	80
8.73	6.73	1,332	2.00		4.66	2.09	68
8.39	6.77	27	2.00		5.87	2.20	270

7.95	11.63	181,721	0.82		5.74	1.00	126
7.55	44.27	54,699	1.13	(g)	6.35	1.26	124
5.56	(29.54)	15,046	1.01		7.77	1.03	63
8.42	4.79	22,347	1.02		7.25	1.03	80
8.73	7.15	8,571	1.05		5.42	1.14	68
8.39	5.88	2,426	1.05		7.23	1.23	270

7.94	11.42	204,624	1.04		5.56	1.21	126
7.54	43.80	107,201	1.32	(g)	6.57	1.44	124
5.56	(29.67)	178,209	1.21		7.55	1.23	63
8.42	4.48	265,081	1.22		7.10	1.23	80
8.74	7.17	125,421	1.25		4.98	1.35	68
8.39	10.99 (j)	117,423	1.26	(k)	5.77	1.42	270

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Multi-Sector Income Fund
Class A
December 1, 2010 (e) through February 28, 2011	$10.00	$0.07	(f)	$0.03	$0.10	$(0.04)

Class C
December 1, 2010 (e) through February 28, 2011	10.00	0.06	(f)	0.03	0.09	(0.03)

Class R2
December 1, 2010 (e) through February 28, 2011	10.00	0.06	(f)	0.04	0.10	(0.04)

Class R5
December 1, 2010 (e) through February 28, 2011	10.00	0.08	(f)	0.03	0.11	(0.05)

Select Class
December 1, 2010 (e) through February 28, 2011	10.00	0.07	(f)	0.04	0.11	(0.05)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Commencement of operations.
(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.06	1.02%	$50	1.00%	2.81%	2.61%	33%

10.06	0.90	53	1.50	2.31	3.00	33

10.06	0.96	50	1.25	2.56	2.82	33

10.06	1.13	51	0.55	3.25	2.33	33

10.06	1.09	89,727	0.75	2.83	2.44	33

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	103

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Real Return Fund
Class A
Year Ended February 28, 2011	$9.29	$0.21	$0.37	$0.58	$(0.21)
Year Ended February 28, 2010	8.63	0.27	0.72	0.99	(0.33)
Year Ended February 28, 2009	10.13	0.22	(1.33)	(1.11)	(0.39)
Year Ended February 29, 2008	9.52	0.54	0.58	1.12	(0.51)
September 1, 2006 through February 28, 2007 (f)	9.51	0.04	0.03	0.07	(0.06)
Year Ended August 31, 2006 (g)	10.00	0.42	(0.46)	(0.04)	(0.45)

Class C
Year Ended February 28, 2011	9.22	0.15	0.38	0.53	(0.16)
Year Ended February 28, 2010	8.58	0.24	0.69	0.93	(0.29)
Year Ended February 28, 2009	10.08	0.16	(1.30)	(1.14)	(0.36)
Year Ended February 29, 2008	9.49	0.50	0.57	1.07	(0.48)
September 1, 2006 through February 28, 2007 (f)	9.50	0.02	0.02	0.04	(0.05)
Year Ended August 31, 2006 (g)	10.00	0.41	(0.50)	(0.09)	(0.41)

Institutional Class
Year Ended February 28, 2011	9.35	0.22	0.41	0.63	(0.24)
Year Ended February 28, 2010	8.68	0.39	0.64	1.03	(0.36)
Year Ended February 28, 2009	10.17	0.07	(1.15)	(1.08)	(0.41)
Year Ended February 29, 2008	9.55	0.54	0.63	1.17	(0.55)
September 1, 2006 through February 28, 2007 (f)	9.53	0.06	0.03	0.09	(0.07)
Year Ended August 31, 2006 (g)	10.00	0.49	(0.49)	—	(0.47)

Select Class
Year Ended February 28, 2011	9.33	0.26	0.35	0.61	(0.23)
Year Ended February 28, 2010	8.66	0.33	0.69	1.02	(0.35)
Year Ended February 28, 2009	10.16	0.19	(1.29)	(1.10)	(0.40)
Year Ended February 29, 2008	9.54	0.52	0.63	1.15	(0.53)
September 1, 2006 through February 28, 2007 (f)	9.53	0.06	0.02	0.08	(0.07)
Year Ended August 31, 2006 (g)	10.00	0.48	(0.49)	(0.01)	(0.46)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Includes interest expense of 0.01%.
(f)	The Fund changed its fiscal year end from August 31 to the last day of February.
(g)	Commencement of operations was September 1, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$9.66	6.34%	$29,341	0.75%		2.18%	1.05%	48%
9.29	11.59	32,408	0.85		2.76	1.13	24
8.63	(11.29)	9,090	0.91	(e)	2.26	1.48	335
10.13	12.30	5,171	0.90		4.60	1.92	494
9.52	0.78	630	0.90		0.85	1.34	154
9.51	(0.33)	584	0.90		3.96	1.45	223

9.59	5.76	40,874	1.40		1.52	1.54	48
9.22	11.00	44,774	1.38		1.91	1.61	24
8.58	(11.64)	7,848	1.41	(e)	2.39	1.97	335
10.08	11.71	4,023	1.40		3.36	2.75	494
9.49	0.48	27	1.40		0.41	1.85	154
9.50	(0.80)	24	1.40		4.58	1.95	223

9.74	6.75	26,591	0.50		2.49	0.65	48
9.35	11.99	36,440	0.48		3.72	0.80	24
8.68	(10.90)	24,870	0.51	(e)	(5.77)	1.11	335
10.17	12.79	6,950	0.50		5.60	1.18	494
9.55	0.96	6,109	0.50		1.22	0.94	154
9.53	0.12	944	0.50		7.35	0.98	223

9.71	6.57	38,118	0.60		2.62	0.80	48
9.33	11.91	60,951	0.62		3.54	0.94	24
8.66	(11.11)	38,458	0.66	(e)	2.66	1.23	335
10.16	12.63	61,551	0.65		5.50	1.31	494
9.54	0.83	61,757	0.65		1.18	1.09	154
9.53	0.01	58,882	0.65		5.20	1.21	223

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	105

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Strategic Income Opportunities Fund
Class A
Year Ended February 28, 2011	$11.56	$0.33		$0.43	(g)	$0.76	$(0.32)	$(0.01)	$(0.33)
Year Ended February 28, 2010	9.96	0.41		1.66	(g)	2.07	(0.41)	(0.06)	(0.47)
October 13, 2008 (e) through February 28, 2009	10.00	0.09	(f)	0.15		0.24	(0.11)	(0.17)	(0.28)

Class C
Year Ended February 28, 2011	11.55	0.27		0.44	(g)	0.71	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2010	9.96	0.36		1.66	(g)	2.02	(0.37)	(0.06)	(0.43)
October 13, 2008 (e) through February 28, 2009	10.00	0.08	(f)	0.15		0.23	(0.10)	(0.17)	(0.27)

Class R5
Year Ended February 28, 2011	11.59	0.36		0.45	(g)	0.81	(0.37)	(0.01)	(0.38)
Year Ended February 28, 2010	9.97	0.45		1.68	(g)	2.13	(0.45)	(0.06)	(0.51)
October 13, 2008 (e) through February 28, 2009	10.00	0.14	(f)	0.13		0.27	(0.13)	(0.17)	(0.30)

Select Class
Year Ended February 28, 2011	11.58	0.35		0.44	(g)	0.79	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2010	9.97	0.43		1.67	(g)	2.10	(0.43)	(0.06)	(0.49)
October 13, 2008 (e) through February 28, 2009	10.00	0.11	(f)	0.15		0.26	(0.12)	(0.17)	(0.29)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Commencement of operations.
(f)	Calculated based upon average shares outstanding.
(g)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from operational errors. The impact was less than $0.01 to the net realized and unrealized gains (losses) on investments per share and less than 0.01% to total return.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.99	6.70	%(g)	$2,421,215	0.88%	2.83%	1.08%	97%
11.56	21.06	(g)	1,353,000	0.91	3.54	1.08	60
9.96	2.46		4,084	1.00	2.24	1.68	60

11.98	6.20	(g)	1,141,148	1.38	2.34	1.58	97
11.55	20.47	(g)	599,969	1.41	3.06	1.58	60
9.96	2.29		958	1.50	2.00	2.34	60

12.02	7.14	(g)	593	0.43	3.31	0.63	97
11.59	21.66	(g)	279	0.48	4.31	0.64	60
9.97	2.71		51	0.55	3.69	1.89	60

12.01	6.92	(g)	9,448,260	0.63	3.08	0.83	97
11.58	21.35	(g)	5,298,051	0.66	3.82	0.84	60
9.97	2.65		340,662	0.75	2.99	1.76	60

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	107

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Total Return Fund
Class A
Year Ended February 28, 2011	$10.37	$0.41	(e)	$0.55	(f)	$0.96	$(0.45)	$(0.48)	$(0.93)
Year Ended February 28, 2010	9.15	0.50		1.58	(g)	2.08	(0.54)	(0.32)	(0.86)
June 16, 2008 (h) through February 28, 2009	10.00	0.35		(0.82)		(0.47)	(0.33)	(0.05)	(0.38)

Class C
Year Ended February 28, 2011	10.36	0.36	(e)	0.53	(f)	0.89	(0.38)	(0.48)	(0.86)
Year Ended February 28, 2010	9.15	0.42		1.59	(g)	2.01	(0.48)	(0.32)	(0.80)
June 16, 2008 (h) through February 28, 2009	10.00	0.31		(0.82)		(0.51)	(0.29)	(0.05)	(0.34)

Class R5
Year Ended February 28, 2011	10.37	0.47	(e)	0.51	(f)	0.98	(0.47)	(0.48)	(0.95)
Year Ended February 28, 2010	9.16	0.52		1.58	(g)	2.10	(0.57)	(0.32)	(0.89)
June 16, 2008 (h) through February 28, 2009	10.00	0.37		(0.82)		(0.45)	(0.34)	(0.05)	(0.39)

Select Class
Year Ended February 28, 2011	10.38	0.46	(e)	0.50	(f)	0.96	(0.45)	(0.48)	(0.93)
Year Ended February 28, 2010	9.15	0.53		1.57	(g)	2.10	(0.55)	(0.32)	(0.87)
June 16, 2008 (h) through February 28, 2009	10.00	0.34		(0.81)		(0.47)	(0.33)	(0.05)	(0.38)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from operational errors. The impact was less than $0.01 to the net realized and unrealized gains (losses) on investments per share and less than 0.01% to total return.
(g)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. Without this payment, net realized and unrealized gain (losses) on investments per share would have been $1.56 and the total return would have been 23.37% for Select Class Shares. The impact was less than $0.01 to net realized and unrealized gains (losses) on investments per share and less than 0.01% total return for Class A, Class C and Class R5 Shares.
(h)	Commencement of operations.
(i)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)

$10.40	9.44	%(f)	$1,607	0.72%	3.84%	1.03%		455%
10.37	23.27	(g)	59	0.71	5.02	0.95		572
9.15	(4.80)		48	0.75	5.19	2.76	(i)	353

10.39	8.78	(f)	1,927	1.34	3.37	1.50		455
10.36	22.43	(g)	111	1.36	4.38	1.45		572
9.15	(5.17)		47	1.40	4.54	3.26	(i)	353

10.40	9.62	(f)	65	0.50	4.42	0.55		455
10.37	23.44	(g)	59	0.46	5.26	0.50		572
9.16	(4.56)		48	0.52	5.42	2.31	(i)	353

10.41	9.49	(f)	301,369	0.60	4.33	0.75		455
10.38	23.48	(g)	356,619	0.61	5.07	0.70		572
9.15	(4.74)		650,518	0.65	5.70	0.79	(i)	353

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	109

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011

1. Organization

JPMorgan Trust I (“JPM I”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004. JPM I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 6 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Credit Opportunities Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified
Emerging Markets Debt Fund	Class A, Class C, Class R5 and Select Class	Non-Diversified
Multi-Sector Income Fund	Class A, Class C, Class R2, Class R5 and Select Class	Diversified
Real Return Fund	Class A, Class C, Institutional Class and Select Class	Diversified
Strategic Income Opportunities Fund	Class A, Class C, Class R5 and Select Class	Diversified
Total Return Fund	Class A, Class C, Class R5 and Select Class	Diversified

The Credit Opportunities Fund and Multi-Sector Income Fund commenced operations on December 1, 2010.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Class R2, Class R5, Class R6, Select Class and Institutional Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

110	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

The following tables represent each valuation input by country or sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$2,931	$7,465	$—	$10,396

Appreciation in Other Financial Instruments
Credit Default Swaps	$—	$112	$—	$112

Depreciation in Other Financial Instruments
Credit Default Swaps	$—	$(2)	$—	$(2)

Emerging Markets Debt Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Argentina	$—	$2,744	$—	$2,744
Brazil	—	10,255	1,518	11,773
Chile	—	5,237	—	5,237
China	—	2,022	—	2,022
Colombia	—	1,887	—	1,887
Dominican Republic	—	1,073	—	1,073
Egypt	—	732	—	732
Indonesia	—	3,029	—	3,029
Kazakhstan	—	14,745	—	14,745
Mexico	—	10,665	—	10,665
Peru	—	1,440	—	1,440
Philippines	—	1,720	—	1,720
Qatar	—	1,376	—	1,376
Russia	—	10,218	—	10,218
South Africa	—	4,498	—	4,498
Thailand	—	1,341	—	1,341
Ukraine	—	4,136	—	4,136
United Arab Emirates	—	1,725	—	1,725
Venezuela	—	2,050	—	2,050

Total Corporate Bonds	—	80,893	1,518	82,411

Foreign Government Securities	—	357,734	8,476	366,210
Supranational	—	2,828	—	2,828
U.S. Treasury Obligations	—	703	—	703
Short-Term Investments
Investment Companies	8,688	—	—	8,688

Total Investments in Securities	$8,688	$442,158	$9,994	$460,840

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,914	$—	$1,914
Futures Contracts	38	—	—	38
Credit Default Swaps	—	579	—	579

Total Appreciation in Other Financial Instruments	$38	$2,493	$—	$2,531

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	111

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,180)	$—	$(2,180)
Futures Contracts	(36)	—	—	(36)
Credit Default Swaps	—	(837)	—	(837)

Total Depreciation in Other Financial Instruments	$(36)	$(3,017)	$—	$(3,053)

Multi-Sector Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$37,101	$62,037	$—	$99,138

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$42	$—	$42
Futures Contracts	8	—	—	8

Total Appreciation in Other Financial Instruments	$8	$42	$—	$50

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(242)	$—	$(242)
Futures Contracts	(100)	—	—	(100)

Total Depreciation in Other Financial Instruments	$(100)	$(242)	$—	$(342)

Real Return Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,778	$133,780	$–	$135,558

Appreciation in Other Financial Instruments
Price Locks	$–	$52	$–	$52

Depreciation in Other Financial Instruments
Futures Contracts	$(23)	$–	$–	$(23)

Strategic Income Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$10,514	$–	$–		$10,514
Industrials	311	–	–		311
Information Technology	–	–	–	(a)	–	(a)
Materials	21,598	–	–		21,598

Total Common Stocks	32,423	–	–	(a)	32,423

Preferred Stocks
Consumer Discretionary	–	5,088	–		5,088
Financials	222	23,925	13,724		37,871
Industrials	–	5,722	–		5,722
Information Technology	–	–	–	(a)	–	(a)

Total Preferred Stocks	222	34,735	13,724		48,681

Debt Securities
Asset-Backed Securities	–	119,795	–		119,795
Collateralized Mortgage Obligations	–	739,859	–		739,859
Commercial Mortgage-Backed Securities	–	40,682	–		40,682

112	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Convertible Bonds
Materials	$–	$2,362	$–		$2,362
Corporate Bonds
Consumer Discretionary	–	741,797	–		741,797
Consumer Staples	–	169,004	–		169,004
Energy	–	163,604	11,362		174,966
Financials	–	520,616	11,797		532,413
Health Care	–	217,791	–		217,791
Industrials	–	496,255	–		496,255
Information Technology	–	220,634	–		220,634
Materials	–	254,373	2,056		256,429
Telecommunication Services	–	242,047	313		242,360
Utilities	–	127,648	–		127,648

Total Corporate Bonds	–	3,153,769	25,528		3,179,297

Mortgage Pass-Through Securities	–	282,978	–		282,978
U.S. Treasury Obligations	–	149,378	–		149,378
Investment Companies	40,941	–	–		40,941
Exchange-Traded Note	2,576	–	–		2,576
Private Placements	–	–	20,308		20,308
Loan Participations & Assignments
Consumer Discretionary	–	248,689	–		248,689
Consumer Staples	–	17,501	–		17,501
Energy	–	4,799	–		4,799
Financials	–	73,217	–		73,217
Health Care	–	5,658	–		5,658
Industrials	–	19,261	–		19,261
Information Technology	–	39,251	–		39,251
Materials	–	19,647	6,366		26,013
Telecommunication Services	–	4,139	–		4,139
Utilities	–	66,259	–		66,259

Total Loan Participation & Assignments	–	498,421	6,366		504,787

Options Purchased
Call Option Purchased	225	–	–		225
Payer Options Purchased on Interest Rate Swaps	–	491	–		491
Put Option Purchased	145	–	–		145
Receiver/Payer Straddles in Interest Rate Swaps	–	1,158	–		1,158
Short-Term Investments
Investment Companies	8,175,571	–	–		8,175,571
U.S. Treasury Obligations	–	7,373	–		7,373

Total Investments in Securities	$8,252,103	$5,031,001	$65,926		$13,349,030

Liabilities
Debt Securities
Mortgage Pass-Through Securities	$–	$(307,694)	$–		$(307,694)
Options Written
Payer Options Written on Interest Rate Swaps	–	(627)	–		(627)

Total Liabilities	$–	$(308,321)	$–		$(308,321)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$455	$–		$455
Futures Contracts	832	–	–		832
Swaps	–	174,222	–		174,222
Unfunded Commitments	—	1	–	(a)	1

Total Appreciation in Other Financial Instruments	$832	$174,678	$–	(a)	$175,510

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(2,957)	$–		$(2,957)
Futures Contracts	(1,820)	–	–		(1,820)
Swaps	–	(52,322)	–		(52,322)

Total Depreciation in Other Financial Instruments	$(1,820)	$(55,279)	$–		$(57,099)

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	113

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

Total Return Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$67	$—	—		$67

Total Common Stocks	67	—	—		67

Debt Securities
Asset-Backed Securities	—	26,948	—		26,948
Collateralized Mortgage Obligations	—	33,478	—		33,478
Commercial Mortgage-Backed Securities	—	14,795	—		14,795
Corporate Bonds
Consumer Discretionary	—	12,703	—		12,703
Consumer Staples	—	11,348	—		11,348
Energy	—	5,109	—		5,109
Financials	—	42,878	—	(b)	42,878
Health Care	—	4,118	—		4,118
Industrials	—	6,699	—		6,699
Information Technology	—	5,015	—		5,015
Materials	—	3,330	—		3,330
Telecommunication Services	—	14,292	—		14,292
Utilities	—	11,368	—		11,368

Total Corporate Bonds	—	116,860	—	(b)	116,860

Mortgage Pass-Through Securities	—	104,969	—		104,969
Supranational	—	3,074	—		3,074
U.S. Government Agency Securities	—	23,297	—		23,297
U.S. Treasury Obligations	—	28,041	—		28,041
Options Purchased
Call Option Purchased	4	—	—		4
Payer Options Purchased on Interest Rate Swaps	—	13	—		13
Put Option Purchased	4	—	—		4
Receiver/Payer Straddles in Interest Rate Swaps	—	32	—		32
Short-Term Investments
Investment Companies	58,856	—	—		58,856
U.S. Treasury Obligations	—	815	—		815

Total Investments in Securities	$58,931	$352,322	$—	(b)	$411,253

Liabilities
Debt Securities
Mortgage Pass-Through Securities	$—	$(5,119)	$—		$(5,119)
Options Written
Payer Options Written on Interest Rate Swaps	—	(17)	—		(17)

Total Liabilities	$—	$(5,136)	$—		$(5,136)

Appreciation in Other Financial Instruments
Futures Contracts	$70	$—	$—		$70
Swaps	—	5,281	—		5,281

Total Appreciation in Other Financial Instruments	$70	$5,281	$—		$5,351

Depreciation in Other Financial Instruments
Futures Contracts	$(60)	$—	$—		$(60)
Swaps	—	(6,784)	—		(6,784)

Total Depreciation in Other Financial Instruments	$(60)	$(6,784)	$—		$(6,844)

(a)	Security has a zero value.
(b)	Amount rounds to less than $1,000.
#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended February 28, 2011.

114	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Emerging Markets Debt Fund	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/11
Investments in Securities
Corporate Bonds — Brazil	$1,238	$—	$280	$—	$—	$—	$—	$—	$1,518
Corporate Bonds — Mexico	1,330	(1,099)	1,096	11	—	(1,338)	—	—	—
Foreign Government Securities	5,577	(481)	548	(55)	4,974	(3,965)	1,878	—	8,476

Total	$8,145	$(1,580)	$1,924	$(44)	$4,974	$(5,303)	$1,878	$—	$9,994

Strategic Income Opportunities Fund	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]		Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/11
Investments in Securities
Common Stocks — Information Technology	$—	$—	$—	$—	$—	(b)	$—	$—	$—	$—	(b)
Corporate Bonds — Energy	—	—	851	—	10,511		—	—	—	11,362
Corporate Bonds — Financials	16,283	4,326	428	674	17,257		(27,171)	—	—	11,797
Corporate Bonds — Industrials	530	—	—	—	—		—	—	(530)	—
Corporate Bonds — Materials	1,404	556	(15,261)	34	—		(1,555)	16,878	—	2,056
Corporate Bonds — Telecommunication Services	345	—	(32)	—	—		—	—	—	313
Loan Participations & Assignments — Industrials	5,558	—	—	—	—		—	—	(5,558)	—
Loan Participations & Assignments — Materials	4,041	—	246	49	3,871		—	—	(1,841)	6,366
Preferred Stocks — Financials	—	—	1,205	—	—		—	12,519	—	13,724
Preferred Stocks — Information Technology	—	—	—	—	—	(b)	—	—	—	—	(b)
Private Placements — Commercial Loans	—	—	308	—	20,000		—	—	—	20,308

Total	$28,161	$4,882	$(12,255)	$757	$51,639		$(28,726)	$29,397	$(7,929)	$65,926

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]		Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/11
Unfunded Commitments
Loan Participations & Assignments — Materials	$—	$—	$—	$—	$—	(a)	$—	$—	$—	$—	(a)

Total Return Fund	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/11
Investments in Securities
Asset-Backed Securities	$8,948	$1	$(6)	$—	$—	$(445)	$—	$(8,498)	$—
Corporate Bonds	9	—	(9)	—	—	—	—	—	—	(a)

Total	$8,957	$1	$(15)	$—	$—	$(445)	$—	$(8,498)	$—	(a)

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.
(b)	Security has a zero value.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	115

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at February 28, 2011, which were valued using significant unobservable inputs (Level 3) was as follows (amounts in thousands):

Emerging Markets Debt Fund	$168
Strategic Income Opportunities Fund	(10,968)
Total Return Fund	(9)

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities and unfunded commitments as of February 28, 2011 (amounts in thousands):

	Value		Percentage
Emerging Markets Debt Fund	$9,994		2.1%
Strategic Income Opportunities Fund	66,585		0.5
Total Return Fund	—	(a)	—	(a)

(a)	Amount rounds to less than $1,000 and 0.1%, respectively.

C. Loan Participations and Assignments — Certain Funds may invest in loan participations and assignments of all or a portion of the loans. When the Funds purchase a loan participation, the Funds typically enter into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. In contrast, the Funds have direct rights against the borrower on a loan when they purchase an assignment; provided, however, that the Funds’ rights may be more limited than the lender from which it acquired the assignment and the Funds may be able to enforce their rights only through an administrative agent. As a result, the Funds assume the credit risk of the Borrower and the Selling Participant and any other persons interpositioned between the Funds and the Borrower (“Intermediate Participants”). Although certain loan assignments or participations are secured by collateral, the Funds could experience delays or limitations in realizing on such collateral or have their interest subordinated to other indebtedness of the obligor. In addition, loan assignments and participations are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan assignments and participations and certain loan assignments and participations which were liquid, when purchased, may become illiquid.

D. Unfunded Commitments — Certain Funds may enter into commitments to buy and sell investments including commitments to buy loan assignments and participations to settle on future dates as part of their normal investment activities. Unfunded commitments are generally traded and priced as part of a related loan participation or assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported in the Statements of Assets and Liabilities. The Funds segregate security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risks exist on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

At February 28, 2011, the Strategic Income Opportunities Fund had the following unfunded loan commitments which could be extended at the option of the borrower (amounts in thousands):

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Commitment
Security Description					Amount	Value
Axcan Intermediate Holdings, Inc.	Term Loan	2/10/17	0.000%	5.500%	$1,767	$1,768
ConStar International, Inc. (f)(i)	Senior Secured DIP Note	10/1/11	2.000%	9.000%	659	659

					$2,426	$2,427

(f)	Fair valued security.
(i)	Illiquid security.

DIP – Debtor in Possession

116	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

E. Derivatives — The Funds use instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest; to hedge portfolio investments or to generate income or gain to the Funds. The Funds also use derivatives to manage duration; sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes E(1) — E(4) below describe the various derivatives used by the Funds.

(1). Options — The Funds purchase and sell (“write”) put and call options on various instruments including futures, securities and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Purchased Options — Premiums paid by the Funds for purchased options are included in the Statements of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Funds will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Funds for written options are included in the Statements of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from written options that expire are treated as realized gains. The Funds record a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Transactions in written options during the period ended February 28, 2011 were as follows (amounts in thousands, except number of contracts):

	Options		Swaptions
	Number of Contracts	Premiums received	Notional Amount	Premiums received
Strategic Income Opportunities Fund
Options outstanding at February 28, 2010	$22,294	$2,264	$390,672	$1,422
Options written	6,423	2,166	1,887,421	17,552
Options expired	—	—	—	—
Options terminated in closing purchases transactions	(28,717)	(4,430)	(1,088,592)	(15,645)

Options outstanding at February 28, 2011	$—	$—	$1,189,501	$3,329

	Options		Swaptions
	Number of Contracts	Premiums received	Notional Amount	Premiums received
Total Return Fund
Options outstanding at February 28, 2010	$1,112	$111	$17,175	$73
Options written	169	59	51,289	505
Options expired	—	—	—	—
Options terminated in closing purchases transactions	(1,281)	(170)	(35,513)	(486)

Options outstanding at February 28, 2011	$—	$—	$32,951	$92

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	117

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

(2). Futures Contracts — The Funds use treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also use futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(3). Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Funds also buy forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(4). Swaps — The Funds engage in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within their respective portfolios. The Funds also use swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

These Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMCB, which provides collateral management services to the Funds (See Note 3.G). These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

118	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

The Funds’ swap contracts at net value and collateral posted or received by counterparty as of February 28, 2011 is as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Emerging Markets
Debt Fund	Collateral Posted
		Barclays Bank plc	$(513)	$840
		Credit Suisse International	(2,197)	1,270
Strategic Income
Opportunities Fund	Collateral Posted
		Barclays Bank plc	(3,042)	3,750
		BNP Paribas	(2,400)	1,910
		Citibank, N.A.	(15,346)	15,410
		Deutsche Bank AG, New York	(17,583)	23,050
		Union Bank of Switzerland AG	(26,162)	24,470
	Collateral Received
		Bank of America	513	(426)
		Credit Suisse International	2,710	(650)
		Morgan Stanley Capital Services	2,705	(1,650)
		Royal Bank of Scotland	2,781	(3,310)
Total Return Fund	Collateral Posted
		Deutsche Bank AG, New York	(61)	580
		Royal Bank of Scotland	(5,347)	5,270
		Union Bank of Switzerland AG	(339)	550
	Collateral Received
		Citibank, N.A.	625	(650)

Credit Default Swaps

The Funds enter into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected in the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Funds enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Price Locks

The Funds enter into price locks to hedge interest rate exposures within their respective portfolio. Price locks are also used by the Funds to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Funds with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	119

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

(5). Summary of Derivatives Information

The following tables present the value of derivatives held as of February 28, 2011, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

        Credit Opportunities Fund

Derivative Contract	Statement of Assets and Liabilities Location
Assets:		Swaps
Credit contracts	Receivables	$11

Total		$11

Liabilities:
Credit contracts	Payables	$(46)

Total		$(46)

        Emerging Markets Debt Fund

Derivative Contract	Statement of Assets and Liabilities Location
Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Swaps
Interest rate contracts	Receivables, Net Assets - Unrealized Appreciation	$38	$—	$—
Foreign exchange contracts	Receivables	—	1,914	—
Credit contracts	Receivables	—	—	970

Total		$38	$1,914	$970

Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(36)	$—	$—
Foreign exchange contracts	Payables	—	(2,180)	—
Credit contracts	Payables	—	—	(3,240)

Total		$(36)	$(2,180)	$(3,240)

        Multi-Sector Income Fund

Derivative Contract	Statement of Assets and Liabilities Location
Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$8	$—
Foreign exchange contracts	Receivables	—	42

Total		$8	$42

Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(100)	$—
Foreign exchange contracts	Payables	—	(242)

Total		$(100)	$(242)

    Real Return Fund

Derivative Contract	Statement of Assets and Liabilities Location
Assets:		Futures Contracts (a)	Swaps
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$—	$52

Total		$—	$52

Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(23)	$—

Total		$(23)	$—

120	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

      Strategic Income Opportunities Fund

Derivative Contract	Statement of Assets and Liabilities Location
Assets:		Options (b)	Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Swaps
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$2,019	$832	$—	$2,517
Foreign exchange contracts	Receivables	—	—	455	—
Credit contracts	Receivables	—	—	—	90,688

Total		$2,019	$832	$455	$93,205

Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(627)	(1,820)	—	(2,934)
Foreign exchange contracts	Payables	—	—	(2,957)	—
Credit contracts	Payables	—	—	—	(148,054)

Total		$(627)	$(1,820)	$(2,957)	$(150,988)

        Total Return Fund

Derivative Contract	Statement of Assets and Liabilities Location
Assets:		Options (b)	Futures Contracts (a)	Swaps
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$53	$70	$59
Credit contracts	Receivables	—	—	4,602

Total		$53	$70	$4,661

Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(17)	(60)	(72)
Credit contracts	Payables	—	—	(9,278)

Total		$(17)	$(60)	$(9,350)

(a)	This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(b)	The market value of purchased options is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the Statements of Operations for the period ended February 28, 2011, by primary underlying risk exposure (amounts in thousands):

Credit Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Swaps	Total
Interest rate contracts	$10	$12	$22

Total	$10	$12	$22

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Swaps	Total
Interest rate contracts	$—	$110	$110

Total	$—	$110	$110

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	121

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

Emerging Markets Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(1,700)	$—	$—	$(1,700)
Foreign exchange contracts	—	767	—	767
Credit contracts	—	—	(621)	(621)

Total	$(1,700)	$767	$(621)	$(1,554)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$173	$—	$—	$173
Foreign exchange contracts	—	(340)	—	(340)
Credit contracts	—	—	1,834	1,834

Total	$173	$(340)	$1,834	$1,667

Multi-Sector Income Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$(18)	$—	$(18)
Foreign exchange contracts	—	(2)	(2)

Total	$(18)	$(2)	$(20)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$(92)	$—	$(92)
Foreign exchange contracts	—	(200)	(200)

Total	$(92)	$(200)	$(292)

Real Return Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Swaps	Total
Interest rate contracts	$95	$122	$217

Total	$95	$122	$217

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Swaps	Total
Interest rate contracts	$13	$52	$65

Total	$13	$52	$65

122	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

Strategic Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(12,799)	$(28,779)	$—	$11,845	$(29,733)
Foreign exchange contracts	—	—	771	—	771
Credit contracts	—	—	—	(1,606)	(1,606)
Equity contracts	—	(1,699)	—	—	(1,699)

Total	$(12,799)	$(30,478)	$771	$10,239	$(32,267)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$6,651	$364	$—	$(1,036)	$5,979
Foreign exchange contracts	—	—	(2,687)	—	(2,687)
Credit contracts	—	—	—	123,500	123,500
Equity contracts	—	(18)	—	—	(18)

Total	$6,651	$346	$(2,687)	$122,464	$126,774

Total Return Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Swaps	Total
Interest rate contracts	$(575)	$(474)	$220	$(829)
Credit contracts	—	—	797	797
Equity contracts	—	(47)	—	(47)

Total	$(575)	$(521)	$1,017	$(79)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Swaps	Total
Interest rate contracts	$342	$(99)	$19	$262
Credit contracts	—	—	1,777	1,777
Equity contracts	—	(1)	—	(1)

Total	$342	$(100)	$1,796	$2,038

The Funds’ derivatives contracts held at February 28, 2011 are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

Derivatives Volume

The tables below disclose the volume of the Funds’ derivatives activities during the period ended February 28, 2011 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Credit Opportunities Fund	Emerging Markets Debt Fund	Multi-Sector Income Fund		Real Return Fund	Strategic Income Opportunities Fund		Total Return Fund
Futures Contracts:
Average Notional Balance Long	$—	$19,993	$1,748	(c)	$2,825	$1,017,785		$69,926
Average Notional Balance Short	$—	$63,600	$21,820	(a)	$16,156	$1,495,933		$77,393
Ending Notional Balance Long	$—	$28,533	$1,748		$—	$1,150,883		$78,894
Ending Notional Balance Short	$—	$18,690	$30,895		$10,405	$1,344,529		$51,118

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$—	$46,202	$3,228	(a)	$—	$4,986	(e)	$—
Average Settlement Value Sold	$—	$39,732	$9,588	(a)	$—	$28,121		$—
Ending Value Purchased	$—	$130,384	$5,119		$—	$17,168		$—
Ending Value Sold	$—	$117,194	$19,247		$—	$103,635		$—

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	123

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

	Credit Opportunities Fund		Emerging Markets Debt Fund		Multi-Sector Income Fund	Real Return Fund		Strategic Income Opportunities Fund		Total Return Fund
Exchange-Traded Options:
Average Number of Contracts Purchased	—		506	(b)	—	—		11,981		556
Average Number of Contracts Written	—		—		—	—		19,441	(f)	840	(f)
Ending Number of Contracts Purchased	—		—		—	—		1,912		46
Ending Number of Contracts Written	—		—		—	—		—		—

Swaptions:
Average Notional Balance Purchased	$—		$—		$—	$—		$706,102		$27,532
Average Notional Balance Written	$—		$—		$—	$—		$991,605		$28,199
Ending Notional Balance Purchased	$—		$—		$—	$—		$83,949		$2,291
Ending Notional Balance Written	$—		$—		$—	$—		$1,189,501		$32,951

Credit Default Swaps:
Average Notional Balance — Buy Protection	$—		$25,160		$—	$—		$1,399,122		$91,429
Average Notional Balance — Sell Protection	$1,183	(a)	$21,602		$—	$—		$1,131,680		$52,638
Ending Notional Balance — Buy Protection	$—		$61,310		$—	$—		$1,491,810		$58,563
Ending Notional Balance — Sell Protection	$1,400		$43,700		$—	$—		$1,926,090		$45,635

Interest Rate-Related Swaps (Interest Rate Swaps & Price Locks):
Average Notional Balance — Pays Fixed Rate	$—		$—		$—	$—		$1,072,055		$31,160
Average Notional Balance — Receives Fixed Rate	$—		$—		$—	$8,500	(d)	$599,544		$19,824
Ending Notional Balance — Pays Fixed Rate	$—		$—		$—	$—		$721,915		$18,062
Ending Notional Balance — Receives Fixed Rate	$—		$—		$—	$9,800		$163,450		$3,668

(a)	For the period December 1, 2010 through February 28, 2011.
(b)	For the period October 1, 2010 through October 31, 2010.
(c)	For the period February 1, 2011 through February 28, 2011.
(d)	For the period November 1, 2010 through February 28, 2011.
(e)	For the period September 1, 2010 through February 28, 2011.
(f)	For the period March 1, 2010 through July 31, 2010.

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the year, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, purchase of foreign currency in certain countries (such as Brazil) that impose a tax on such purchases, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

G. Dollar Rolls — Certain Funds may enter into dollar rolls, principally using To Be Announced (“TBA”) securities, in which the Funds purchase or sell mortgage-backed securities for delivery in the current month and simultaneously contract to sell or purchase similar, but not identical, securities at an agreed-upon price on a delayed delivery basis at a fixed date in the future. The Funds assume the rights and risks of ownership for securities purchased on a delayed delivery basis, including the risk of price and yield fluctuations. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell TBA securities before they are delivered, which may result in a realized capital gain or loss.

These amounts are recorded on the Statements of Operations as Realized Gain or Loss on Investments. The Funds may be exposed to market or credit risks if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the transaction.

Strategic Income Opportunities Fund and Total Return Fund held dollar rolls at February 28, 2011, which are reported on the SOIs. Receivable and payable amounts associated with these transactions are reported on the Statements of Assets and Liabilities as Investment securities sold — delayed delivery securities and Investment securities purchased — delayed delivery securities, respectively.

124	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

H. When Issued Securities and Forward Commitments — The Funds may purchase when issued, including TBA securities and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

Strategic Income Opportunities Fund and Total Return Fund had TBA purchase commitments outstanding as of February 28, 2011, which are shown as payable for Investment securities purchased-delayed delivery securities on the Statements of Assets and Liabilities. These Funds had TBA forward short sale commitments outstanding as of February 28, 2011, which are included as a receivable for Investments securities sold-delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities are detailed in the SOIs.

I. Offering and Organizational Costs — Investment Offering costs (Registration and filing fees) paid in connection with the offering of shares of the Credit Opportunities Fund and Multi-Sector Income Fund are amortized on a straight line basis up to 12 months from the date the Credit Opportunities Fund and Multi-Sector Income Fund commenced operations. Costs paid in connection with the organization of the Credit Opportunities Fund and Multi-Sector Income Fund were recorded as an expense at the time it commenced operations and are included as part of Professional fees and Registration and filing fees on the Statements of Operations.

J. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income and expense on securities sold short less foreign taxes withheld, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

K. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

L. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

M. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

N. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital		Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
Credit Opportunities Fund	$—	(a)	$— (a)	$—
Emerging Markets Debt Fund	(189)		879	(690)
Multi-Sector Income Fund	—	(a)	(28)	28
Strategic Income Opportunities Fund	—		500	(500)
Total Return Fund	—	(a)	(4)	4

(a)	Amount rounds to less than $1,000.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	125

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

The reclassifications for the Funds relate primarily to non-deductible expenses (Credit Opportunities Fund), foreign currency gains or losses (Emerging Markets Debt Fund, Multi-Sector Income Fund, Strategic Income Opportunities Fund and Total Return Fund), all in price bonds accrual (Emerging Markets Debt Fund), prior year true-up (Emerging Markets Debt Fund), periodic payment from swaps (Strategic Income Opportunities Fund and Total Return Fund), foreign futures contracts (Strategic Income Opportunities Fund) and consent fees (Strategic Income Opportunities Fund and Total Return Fund).

O. Redemption Fees — Generally, shares of the Emerging Markets Debt Fund held for less than 60 days are subject to a redemption fee of 2.00%, based on the redeemed share’s market value. Redemption fees are paid directly to the applicable Fund and are credited to paid in capital. Effective May 2, 2011, shares of the Emerging Markets Debt Fund will no longer be subject to a redemption fee regardless of how long such shares are held.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Credit Opportunities Fund	0.40%
Emerging Markets Debt Fund	0.70
Multi-Sector Income Fund	0.45
Real Return Fund	0.35
Strategic Income Opportunities Fund	0.45
Total Return Fund	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the period ended February 28, 2011, the annualized effective rate was 0.08% of the Credit Opportunities and Multi-Sector Income Funds’ average daily net assets and for the year ended February 28, 2011, the annual effective rate was 0.09% of the Emerging Markets Debt, Real Return, Strategic Income Opportunities and Total Return Funds’ average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2
Credit Opportunities Fund	0.25%	0.75%	0.50%
Emerging Markets Debt Fund	0.25	0.75	—
Multi-Sector Income Fund	0.25	0.75	0.50
Real Return Fund	0.25	0.75	—
Strategic Income Opportunities Fund	0.25	0.75	—
Total Return Fund	0.25	0.75	—

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the period ended February 28, 2011, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Emerging Markets Debt Fund	$15	$—	(a)
Real Return Fund	34	28
Strategic Income Opportunities Fund	375	120
Total Return Fund	2	1

(a)	Amount rounds to less than $1,000.

126	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Institutional Class	Select Class
Credit Opportunities Fund	0.25%	0.25%	0.25%	0.05%	n/a	0.25%
Emerging Markets Debt Fund	0.25	0.25	n/a	0.05	n/a	0.25
Multi-Sector Income Fund	0.25	0.25	0.25	0.05	n/a	0.25
Real Return Fund	0.25	0.25	n/a	n/a	0.10%	0.25
Strategic Income Opportunities Fund	0.25	0.25	n/a	0.05	n/a	0.25
Total Return Fund	0.25	0.25	n/a	0.05	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
Credit Opportunities Fund	0.75%	1.40%	1.15%	0.50%	0.45%	n/a	0.65%
Emerging Markets Debt Fund	1.25	1.75	n/a	0.80	n/a	n/a	1.00
Multi-Sector Income Fund	1.00	1.50	1.25	0.55	n/a	n/a	0.75
Real Return Fund	0.75	1.40	n/a	n/a	n/a	0.50%	0.60
Strategic Income Opportunities Fund	1.00	1.50	n/a	0.55	n/a	n/a	0.75
Total Return Fund	0.75	1.40	n/a	0.55	n/a	n/a	0.65

The contractual expense limitation agreements were in effect for the period ended February 28, 2011 for the Credit Opportunities Fund, Multi-Sector Income Fund, Strategic Income Opportunities Fund and Total Return Fund. The contractual expense limitation agreements were in effect for the period July 1, 2010 through February 28, 2011 for the Emerging Markets Debt Fund and Real Return Fund. The expense limitation percentages in the table above are in place until at least June 30, 2011 for Emerging Markets Debt Fund, Real Return Fund, Strategic Income Opportunities Fund and Total Return Fund and are in place until at least November 30, 2011 for Credit Opportunities Fund and Multi-Sector Income Fund. In addition, the Funds’ service providers have voluntarily waived fees during the period ended February 28, 2011. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

Prior to July 1, 2010, the contractual expense limitations of the Emerging Markets Debt Fund and Real Return Fund were as follows:

	Class A	Class C	Class R5	Institutional Class	Select Class
Emerging Markets Debt Fund	1.40%	1.90%	0.95%	n/a	1.15%
Real Return Fund	0.90	1.40	n/a	0.50%	0.65

For the period ended February 28, 2011, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Credit Opportunities Fund	$11	$2	$1	$14	$128
Emerging Markets Debt Fund	360	—	151	511	—
Multi-Sector Income Fund	32	6	4	42	152
Real Return Fund	62	—	232	294	—
Strategic Income Opportunities Fund	340	2,541	4,985	7,866	—
Total Return Fund	12	1	362	375	—

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	127

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

	Voluntary Waivers
	Investment Advisory	Shareholder Servicing	Total
Real Return Fund	$16	$10	$26

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers/reimbursements resulting from investments in the money market funds for the period ended February 28, 2011 were as follows (amounts in thousands):

Emerging Markets Debt Fund	$23
Real Return Fund	4
Strategic Income Opportunities Fund	11,516
Total Return Fund	169

G. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Funds. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral Management fees on the Statements of Operations.

H. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the period ended February 28, 2011, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the period ended February 28, 2011, the Strategic Income Opportunities Fund incurred approximately $29,000 in brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

An affiliate of JPMorgan Chase & Co. made payments to the Strategic Income Opportunities Fund and Total Return Fund of approximately $23,000 and $3,000, respectively, relating to operational errors.

4. Investment Transactions

During the period ended February 28, 2011, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Credit Opportunities Fund	$8,014	$563	$—	$—
Emerging Markets Debt Fund	646,653	374,303	14,140	22,025
Multi-Sector Income Fund	72,435	10,784	—	—
Real Return Fund	—	195	77,378	121,942
Strategic Income Opportunities Fund	4,913,623	2,805,817	1,152,880	1,007,567
Total Return Fund	1,766,358	1,864,845	105,509	100,177

128	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2011, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Credit Opportunities Fund	$10,359	$88	$51	$37
Emerging Markets Debt Fund	465,447	8,776	13,383	(4,607)
Multi-Sector Income Fund	98,665	533	60	473
Real Return Fund	126,881	8,815	138	8,677
Strategic Income Opportunities Fund	13,004,279	381,149	36,398	344,751
Total Return Fund	397,464	19,810	6,021	13,789

For the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals (Emerging Markets Debt Fund, Real Return Fund, Strategic Income Opportunities Fund and Total Return Fund), defaulted bond interest accrual (Multi-Sector Income Fund), non-taxable special dividends (Strategic Income Opportunities Fund) and mark to market on options purchased (Strategic Income Opportunities Fund).

The tax character of distributions paid during the fiscal period ended February 28, 2011 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
Credit Opportunities Fund	$71	$—	$71
Emerging Markets Debt Fund	16,750	—	16,750
Multi-Sector Income Fund	173	—	173
Real Return Fund	3,628	—	3,628
Strategic Income Opportunities Fund	302,680	—	302,680
Total Return Fund	31,615	533	32,148

The tax character of distributions paid during the fiscal year ended February 28, 2010 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
Emerging Markets Debt Fund	$9,187	$—	$9,187
Real Return Fund	3,983	—	3,983
Strategic Income Opportunities Fund	111,447	2,037	113,484
Total Return Fund	38,119	7,886	46,005

At February 28, 2011, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Credit Opportunities Fund	$14	$6	$147
Emerging Markets Debt Fund	1,873	(64,126)	(5,146)
Multi-Sector Income Fund	80	—	471
Real Return Fund	32	(2,591)	8,731
Strategic Income Opportunities Fund	32,843	15,492	467,314
Total Return Fund	1,120	1,476	12,334

For the Funds, the cumulative timing differences primarily consist of distributions payable, mark to market of forward foreign currency contracts (Multi-Sector Income Fund and Strategic Income Opportunities Fund), mark to market of futures contracts (Multi-Sector Income Fund, Real Return Fund and Strategic Income Opportunities Fund), post-October loss deferrals (Multi-Sector Income Fund), wash sale loss deferrals (Emerging Markets Debt Fund, Real Return Fund and Total Return Fund) and mark to market of options contracts (Strategic Income Opportunities Fund).

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	129

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

As of February 28, 2011, the following Funds had net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2017	2018	Total
Emerging Markets Debt Fund	$17,782	$46,344	$64,126
Real Return Fund	2,007	584	2,591

During the year ended February 28, 2011, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

Emerging Markets Debt Fund	$8,076
Real Return Fund	3,894

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the period ended February 28, 2011, the Funds deferred to March 1, 2011 post October losses of (amounts in thousands):

	Capital Losses	Currency Losses
Emerging Markets Debt Fund	$227	$—
Multi-Sector Income Fund	153	223
Strategic Income Opportunities Fund	—	1,293

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2011, or at any time during the period then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets for Multi-Sector Income Fund, Strategic Income Opportunities Fund and Total Return Fund.

In addition, the J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own, in the aggregate more than 10% of the net assets of the Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Emerging Markets Debt Fund	33.3%	37.7%
Real Return Fund	26.9	13.8

Additionally, the Advisor owns a significant portion of the outstanding shares of the Credit Opportunities Fund and Multi-Sector Income Fund.

Significant shareholder transactions, if any, may impact the Funds’ performance.

130	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, credit linked notes, exchange-traded notes, forward foreign currency exchange contracts and TBA securities.

The Funds are subject to risks associated with securities with contractual cash flows including asset backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

A significant portion of the Total Return Fund’s investments is comprised of asset backed or mortgage related securities, including securities backed by sub-prime mortgages.

The Emerging Markets Debt, Strategic Income Opportunities and Total Return Funds may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Emerging Markets Debt Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of less political, social or economic instability in these markets may have disruptive effects on the market prices of the Emerging Market Debt Fund’s investments and the income they generate, as well as the Emerging Markets Debt Fund’s ability to repatriate such amounts.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

Exchange Traded Funds may use derivative instruments in connection with their individual investment strategies including futures contracts, foreign forward currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in securities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association Master Agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparties (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements with certain counterparties allow the Funds and counterparty to offset certain derivative instruments’ payables or receivables with collateral posted to a segregated custody account as described in Note 2.E.

8. Other

As of February 28, 2011, the Emerging Markets Debt Fund had an outstanding interest payable to Lehman Brothers Holdings, Inc. (“Lehman”) of approximately $111,000 included in Interest payable in the Statements of Assets & Liabilities due to bankruptcy proceedings related to Lehman.

9. Subsequent Event

Subsequent to February 28, 2011 and through April 20, 2011, certain shareholders of the Real Return Fund redeemed their Select Class Shares and the Real Return Fund paid the redemptions primarily with the proceeds resulting from disposing of portfolio securities. The proceeds from these redemptions amounted to approximately 28% of the net assets at February 28, 2011 of the Real Return Fund.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	131

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan Credit Opportunities Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Multi-Sector Income Fund, JPMorgan Real Return Fund, JPMorgan Strategic Income Opportunities Fund and JPMorgan Total Return Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Emerging Markets Debt Fund, JPMorgan Real Return Fund, JPMorgan Strategic Income Opportunities Fund and JPMorgan Total Return Fund (hereafter referred to as the “Funds”) at February 28, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, and the financial position of JPMorgan Credit Opportunities Fund and JPMorgan Multi-Sector Income Fund (hereafter referred to as the “Funds”) at February 28, 2011, the results of their operations, the changes in their net assets and the financial highlights for the period December 1, 2010 (commencement of operations) through February 28, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2011

132	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000-2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	148	None.

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	148	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor, City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).	148	Director, New Plan Excel (NXL) (1999-2005); Director, National Financial Partners (NFP) (2003-2005); Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	148	None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	148	Director, Center for Communication, Hearing, and Deafness (1990-present).

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	148	Trustee, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	148	Director, Radio Shack Corp. (1987-2008); Trustee, Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	148	Trustee, American University in Cairo (1999-present); Trustee, Carleton College (2002-2010).

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage J.P. Morgan Funds since 1987.	Chairman, Joe Pietryka, Inc. (formerly Lumelite Corporation) (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer, Lumelite Corporation (1985-2002).	148	Trustee, Morgan Stanley Funds (105 portfolios) (1992-present).

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	133

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees (continued)

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	148	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	148	None.
Interested Trustees

Frankie D. Hughes** (1952), Trustee of Trust since 2008.	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	148	Trustee, The Victory Portfolios (2000-2008).

Leonard M. Spalding, Jr.*** (1935); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989-1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990-1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990-1998).	148	Director, Glenview Trust Company, LLC (2001-present); Trustee, St. Catharine College (1998-present); Trustee, Bellarmine University (2000-present); Director, Springfield-Washington County Economic Development Authority (1997-present); Trustee, Catholic Education Foundation
			(2005-present).

(1)	Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined Messrs. Reid and Spalding should continue to serve until December 31, 2012.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (148 funds).

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment advisor, is a wholly-owned subsidiary of JPMorgan Chase & Co. Three other members of the Board of Trustees of Northwestern University are executive officers of registered investment advisors (not affiliated with JPMorgan) that are under common control with subadvisors to certain J.P. Morgan Funds.

**	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

***	Mr. Spalding is treated as an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

134	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Patricia A. Maleski (1960), President and Principal Executive Officer (2010)

Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled Vehicles since 2010; previously, Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)

Assistant Treasurer of the Trusts from 2009 to 2010; Executive Director, JPMorgan Funds Management, Inc. from February 2011; Vice President, JPMorgan Funds Management, Inc. from December 2008 to February 2011; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008, and Vice President of Credit Suisse, in the audit area from 1999 through 2005.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for privacy, personal trading and Code of Ethics compliance since 2004. Mr. Gulinello has been with JPMorgan Chase & Co. since 1972.

Michael J. Tansley (1964), Controller (2008)	Vice President, JPMorgan Funds Management, Inc. since July 2008; prior to joining JPMorgan Chase,
Mr. Tansley worked for General Electric, as Global eFinance Leader in GE Money from 2004 through 2008 and Vice President and Controller of GE Asset Management from 1998.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011; Associate, Willkie Farr & Gallagher LLP (law firm) from 2002 to 2005.

Gregory S. Samuels (1980) Assistant Secretary (2010)	Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Brian L. Duncan (1965), Assistant Treasurer (2008)*	Vice President, JPMorgan Funds Management, Inc. since June 2007; prior to joining JPMorgan Chase, Mr. Duncan worked for Penn Treaty American Corporation as Vice President and Controller from 2004 through 2007 and Assistant Vice President of Financial Reporting from 2003-2004.

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.

Laura S. Melman (1966), Assistant Treasurer (2006)

Executive Director, JPMorgan Funds Management, Inc. since February 2011, responsible for Taxation; Vice President, JPMorgan Funds Management, Inc. from August, 2006 to February 2011, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.

Francesco Tango (1971), Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	135

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2010, and continued to hold your shares at the end of the reporting period, February 28, 2011.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2010	Ending Account Value, February 28, 2011	Expenses Paid During September 1, 2010 to February 28, 2011	Annualized Expense Ratio
Credit Opportunities Fund
Class A
Actual**	$1,000.00	$1,022.80	$1.85	0.75%
Hypothetical*	1,000.00	1,021.08	3.76	0.75
Class C
Actual**	1,000.00	1,021.20	3.45	1.40
Hypothetical*	1,000.00	1,017.85	7.00	1.40
Class R2
Actual**	1,000.00	1,021.80	2.83	1.15
Hypothetical*	1,000.00	1,019.09	5.76	1.15
Class R5
Actual**	1,000.00	1,023.40	1.23	0.50
Hypothetical*	1,000.00	1,022.32	2.51	0.50
Class R6
Actual**	1,000.00	1,023.50	1.11	0.45
Hypothetical*	1,000.00	1,022.56	2.26	0.45
Select Class
Actual**	1,000.00	1,023.10	1.60	0.65
Hypothetical*	1,000.00	1,021.57	3.26	0.65

Emerging Markets Debt Fund
Class A
Actual*	1,000.00	1,007.30	6.12	1.23
Hypothetical*	1,000.00	1,018.70	6.16	1.23
Class C
Actual*	1,000.00	1,003.60	8.54	1.72
Hypothetical*	1,000.00	1,016.27	8.60	1.72

136	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

	Beginning Account Value, September 1, 2010	Ending Account Value, February 28, 2011	Expenses Paid During September 1, 2010 to February 28, 2011	Annualized Expense Ratio
Emerging Markets Debt Fund (continued)
Class R5
Actual*	$1,000.00	$1,009.60	$3.89	0.78%
Hypothetical*	1,000.00	1,020.93	3.91	0.78
Select Class
Actual*	1,000.00	1,007.50	4.93	0.99
Hypothetical*	1,000.00	1,019.89	4.96	0.99

Multi-Sector Income Fund
Class A
Actual**	1,000.00	1,010.20	2.45	1.00
Hypothetical*	1,000.00	1,019.84	5.01	1.00
Class C
Actual**	1,000.00	1,009.00	3.67	1.50
Hypothetical*	1,000.00	1,017.36	7.50	1.50
Class R2
Actual**	1,000.00	1,009.60	3.06	1.25
Hypothetical*	1,000.00	1,018.60	6.26	1.25
Class R5
Actual**	1,000.00	1,011.30	1.35	0.55
Hypothetical*	1,000.00	1,022.07	2.76	0.55
Select Class
Actual**	1,000.00	1,010.90	1.84	0.75
Hypothetical*	1,000.00	1,021.08	3.76	0.75

Real Return Fund
Class A
Actual*	1,000.00	1,009.10	3.74	0.75
Hypothetical*	1,000.00	1,021.08	3.76	0.75
Class C
Actual*	1,000.00	1,006.90	6.97	1.40
Hypothetical*	1,000.00	1,017.85	7.00	1.40
Institutional Class
Actual*	1,000.00	1,011.30	2.49	0.50
Hypothetical*	1,000.00	1,022.32	2.51	0.50
Select Class
Actual*	1,000.00	1,009.80	2.99	0.60
Hypothetical*	1,000.00	1,021.82	3.01	0.60

Strategic Income Opportunities Fund
Class A
Actual*	1,000.00	1,049.90	4.47	0.88
Hypothetical*	1,000.00	1,020.43	4.41	0.88
Class C
Actual*	1,000.00	1,046.50	7.00	1.38
Hypothetical*	1,000.00	1,017.95	6.90	1.38
Class R5
Actual*	1,000.00	1,051.90	2.19	0.43
Hypothetical*	1,000.00	1,022.66	2.16	0.43
Select Class
Actual*	1,000.00	1,050.00	3.20	0.63
Hypothetical*	1,000.00	1,021.67	3.16	0.63

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	137

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, September 1, 2010	Ending Account Value, February 28, 2011	Expenses Paid During September 1, 2010 to February 28, 2011	Annualized Expense Ratio
Total Return Fund
Class A
Actual*	$1,000.00	$1,015.30	$3.60	0.72%
Hypothetical*	1,000.00	1,021.22	3.61	0.72
Class C
Actual*	1,000.00	1,012.40	6.64	1.33
Hypothetical*	1,000.00	1,018.20	6.66	1.33
Class R5
Actual*	1,000.00	1,015.40	2.50	0.50
Hypothetical*	1,000.00	1,022.32	2.51	0.50
Select Class
Actual*	1,000.00	1,015.80	3.00	0.60
Hypothetical*	1,000.00	1,021.82	3.01	0.60

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period).
**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 89/365 to reflect the actual period). The Class commenced operations on December 1, 2010.

138	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet as needed for the specific purpose of considering approvals of initial advisory agreements for new funds. At their August 2010 in person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for each of the JPMorgan Credit Opportunities Fund and JPMorgan Multi-Sector Income Fund (each a “Fund,” collectively, the “Funds”).

In connection with the approval of each of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Advisor and received oral presentations from Advisor personnel. Prior to voting, the Trustees reviewed the proposed approval of each of the New Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approvals. The Trustees also discussed the proposed approvals in an executive session with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Advisor from each Fund under the New Advisory Agreements was fair and reasonable and that the initial approval of the New Advisory Agreements was in the best interests of the Funds and their potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

In connection with the approval of the New Advisory Agreements, the Trustees considered the materials furnished specifically in connection with these approval items, as well as other relevant information furnished throughout the year. The Trustees considered the background and experience of the Advisor’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Funds. The Trustees also considered the investment strategy and investment process for the Funds, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Funds, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the J.P. Morgan Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Funds by the Advisor.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Board considered that the Advisor does not currently intend to use third-party soft dollar arrangements with respect to securities transactions it executes for the Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, will earn fees from the Funds for providing administrative and shareholder services. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedules for the Funds do not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	139

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. With regard to the New Advisory Agreements, the Trustees found that, with the adoption of a voluntary fee waiver and contractual cap on total expenses, shareholders would benefit from expected economies of scale.

Investment Performance

The Trustees considered each Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements proposed for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that each Fund’s estimated net advisory fees and total expenses, which were considered on a class by class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

140	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2011. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2011. The information necessary to complete your income tax returns for the calendar year ending December 31, 2011 will be received under separate cover.

Long Term Capital Gain Designation – 15%

Each Fund hereby designates the following amount as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended February 28, 2011 (amounts in thousands):

Long-Term Capital Gain Distribution
Total Return Fund	$533

Short Term Gains and Qualified Interest Income (QII)

For the fiscal year ended February 28, 2011, the Funds designate the following amounts of ordinary distributions paid during the Funds’ fiscal year that are from qualified interest income and short-term capital gain (amounts in thousands):

	Qualified Interest Income	Short-Term Gain
Strategic Income Opportunities Fund	$—	$10,339
Total Return Fund	14,292	15,983

Treasury Income

The following represents the percentage of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2011:

Income from U.S. Treasury Obligations
Real Return Fund	99.88%
Total Return Fund	10.91

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	141

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡ Social Security number and account balances

¡ transaction history and account transactions

¡ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡ open an account or provide contact information

¡ give us your account information or pay us by check

¡ make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡ sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡ affiliates from using your information to market to you

¡ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011 All rights reserved. February 2011.	AN-INC-211

Annual Report

J.P. Morgan Money Market Funds

February 28, 2011

JPMorgan California Municipal Money Market Fund

JPMorgan Michigan Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Ohio Municipal Money Market Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 21, 2011 (Unaudited)

Dear Shareholder:

For many investors, the old adage “What’s old is new again,” may be the best way to describe the current economic recovery. While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.

In the U.S., economic momentum and growth appear to be accelerating, helped by pent-up consumer demand, improved balance sheets, and an extension of the Bush-era tax cuts. Additionally, this recovery has seen a sharp rebound in corporate profits. Investors responded enthusiastically to these developments, sending stock markets on an impressive rally, and leading to double-digit gains in 2010.

“While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.”

On the other hand, heightened tensions in the Middle East and renewed concerns about European debt resulted in an increase in market volatility, while the devastating earthquake and tsunami in Japan and the uncertain aftermath is likely to have lingering macroeconomic and market implications.

While positive tailwinds may continue to fuel economic growth, we remain concerned about the scope and potential impact of political unrest and other crises on global markets and economies.

U.S. Treasuries experience broad gains

Investors have continued to focus their investments on fixed income securities, particularly mortgage, investment grade corporate and high yield areas of the market. However, the heightened publicity surrounding the fiscal woes of state and local governments, and the expiration of the Build America Bond Program led many investors away from municipal bonds, which contributed to an increase in market volatility.

The Barclays Capital High Yield Index returned 17.5%, while the Barclays Capital U.S. Aggregate Bond Index returned 4.9%, and the Barclays Capital Emerging Markets Index returned 11.3% for the 12-month period ended February 28, 2011. The Barclays Capital Municipal Index returned 1.7% for the same period.

A late year U.S. stock market rally did little to reverse broad gains experienced by U.S. Treasuries in 2010. Stock market volatility, rising oil prices, and concerns about unrest in the

Middle East generally led to higher prices and lower yields for U.S. Treasuries and other safe haven investments. As of the end of the 12-month period ended February 28, 2011, the yield on the 10-year U.S. Treasury bond declined from 3.6% to 3.4%. Yields on the 30-year U.S. Treasury bond dropped slightly, from 4.6% to 4.5%, while yields on the 2-year U.S. Treasury bond dipped from 0.8% to 0.7% as of the end of the annual reporting period.

Improved economic outlook fuels equity rally

Stocks were supported by improved economic expectations and job growth, as well as the combination of the Federal Reserve’s launch of quantitative easing (QE2) and Congress’ extension of the Bush-era tax cuts. As of the 12-month reporting period ended February 28, 2011, the S&P 500 Index had reached a level of 1,327, an increase of 22.6% from 12 months prior.

Recently, however, risky assets have become more volatile as investors grew concerned about how the disaster in Japan, rising oil prices, and Middle East turmoil will impact the global recovery.

Rely on diversification to prepare for geopolitical risks

While the global economic recovery has demonstrated resiliency, the world is witnessing ongoing turmoil in the Middle East and uncertainty surrounding the fallout from the tragedy in Japan. Additionally, we continue to experience concerns about European sovereign debt.

This environment reminds us of the importance of preparing portfolios for shocks that could not only potentially derail the economic recovery, but also our investment goals. As “uncertainty” is often the only certainty, it makes sense for investors to prepare by maintaining a diversified approach to investing within the context of a balanced portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

Sincerely yours,

George C.W. Gatch

CEO-Investment Management Americas

J.P. Morgan Asset Management

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan California Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	E*Trade, Morgan and Service
Net Assets as of 2/28/2011	$1.4 Billion
Weighted Average Maturity^	16 days
Weighted Average Life^^	16 days

MATURITY SCHEDULE**^
1 day	10.8%
2–7 days	74.2
8–30 days	3.5
31–60 days	4.7
91–180 days	6.8

7-DAY SEC YIELD (1)
E*Trade Shares	0.05%
Morgan Shares	0.04
Service Shares	0.04

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for E*Trade Shares, Morgan Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.72)%, (0.27)% and (0.72)% for E*Trade Shares, Morgan Shares and Service shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of February 28, 2011.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

JPMorgan Michigan Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Michigan, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier and Reserve
Net Assets as of 2/28/2011	$178.1 Million
Weighted Average Maturity^.	22 days
Weighted Average Life^^	22 days

MATURITY SCHEDULE**^
1 day	18.3%
2–7 days	70.5
31–60 days	3.1
91–180 days	4.1
181+ days	4.0

7-DAY SEC YIELD (1)
Morgan Shares	0.00%
Premier Shares	0.00
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.34)%, (0.19)% and (0.44)% for Morgan Shares, Premier Shares and Reserve Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of February 28, 2011.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Michigan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan New York Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	New York short-term municipal obligations
Suggested investment time frame.	Short-term
Share classes offered	E*Trade, Morgan, Reserve and Service
Net Assets as of 2/28/2011	$1.6 Billion
Weighted Average Maturity^	26 days
Weighted Average Life^^	26 days

MATURITY SCHEDULE**^
1 day	5.3%
2–7 days	81.0
8–31 days	0.7
31–60 days	0.9
61–90 days	1.4
91–180 days	6.7
181+ days	4.0

7-DAY SEC YIELD (1)
E*Trade Shares	0.01%
Morgan Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.73)%, (0.28)%, (0.38)% and (0.73)% for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of February 28, 2011.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

JPMorgan Ohio Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Ohio, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Reserve and Service
Net Assets as of 2/28/2011	$77.9 Million
Weighted Average Maturity^	18 days
Weighted Average Life^^	18 days

MATURITY SCHEDULE**^
1 day	20.8%
2–7 days	66.3
8–30 days	5.0
91–180 days	4.9
181+ days	3.0

7-DAY SEC YIELD (1)
Morgan Shares	0.08%
Premier Shares	0.08
Reserve Shares	0.08
Service Shares	0.08

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.40)%, (0.25)%, (0.50)% and (0.85)% for Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of February 28, 2011.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Ohio Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Commercial Paper — 16.4% (n)
	California — 16.4%
6,170	California State Department of Water Resources, 0.330%, 04/05/11	6,170
	California Statewide Communities Development Authority,
10,000	0.330%, 04/07/11	10,000
10,000	0.350%, 07/08/11	10,000
20,000	0.370%, 07/05/11	20,000
3,375	Imperial Irregation District, 0.290%, 03/30/11	3,375
10,050	Orange County Water District, 0.270%, 03/07/11	10,050
12,500	Regents of the University of California, 0.260%, 03/03/11	12,500
15,200	San Diego County Regional Transportation Commission, 0.300%, 03/01/11	15,200
	San Diego County Water Authority,
8,295	0.270%, 03/04/11	8,295
15,000	0.280%, 04/07/11	15,000
22,500	0.310%, 04/04/11	22,500
	San Gabriel Valley Council of Governments,
9,850	0.300%, 03/15/11	9,850
2,000	0.320%, 04/08/11	2,000
15,000	0.380%, 03/17/11	15,000
	State of California,
20,100	0.290%, 03/04/11	20,100
9,550	0.300%, 03/03/11	9,550
4,375	0.300%, 03/04/11	4,375
15,000	0.320%, 03/03/11	15,000
16,000	0.320%, 03/04/11	16,000

	Total Commercial Paper (Cost $224,965)	224,965

Daily Demand Notes — 8.6%
	California — 8.6%
1,900	Abag Finance Authority for Nonprofit Corps., Oshman Family Jewish Community, Center Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.300%, 03/01/11	1,900
4,500	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 03/01/11	4,500
7,500	California Infrastructure & Economic Development Bank, IDR, Jewish Community Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 03/01/11	7,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
3,025	California Infrastructure & Economic Development Bank, Orange County Performing, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 03/01/11	3,025
8,000	California Infrastructure & Economic Development Bank, Pacific Gas & Electric, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 03/01/11	8,000
12,200	California Statewide Communities Development Authority, John Muir Health, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 03/01/11	12,200
3,600	California Statewide Communities Development Authority, Rady Children’s Hospital, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 03/01/11	3,600
3,083	City of Irvine, Improvement Bond Act of 1915, District No. 00-18, Special Assessment, Series A, VRDO, LOC: State Street Bank & Trust Co., 0.240%, 03/01/11	3,083
8,600	City of Irvine, Improvement Bond Act of 1915, District No. 03-19, Special Assessment, Series A, VRDO, LOC: U.S. Bank N.A., 0.240%, 03/01/11	8,600
17,200	City of Irvine, Improvement Bond Act of 1915, District No. 04-20, Limited Obligation Assessment, Series B, Rev., VRDO, LOC: KBC Bank N.V., 0.290%, 03/01/11	17,200
8,100	City of Irvine, Improvement Bond Act of 1915, District No. 04-20, Special Assessment, Series A, VRDO, LOC: KBC Bank N.V., 0.290%, 03/01/11	8,100
2,475	City of Irvine, Improvement Bond Act of 1915, District No. 07-22, Limited Obligation Assessment, Series A, Rev., VRDO, LOC: KBC Bank N.V., 0.290%, 03/01/11	2,475
9,100	Irvine Ranch Water District, Series A, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.260%, 03/01/11	9,100
	Orange County Sanitation District,
3,000	Series A, COP, VRDO, 0.260%, 03/01/11	3,000
10,400	Series B, COP, VRDO, 0.260%, 03/01/11	10,400
	State of California, Economic Recovery,
3,200	Series C-1, GO, VRDO, LOC: Bank of America N.A., 0.220%, 03/01/11	3,200
2,500	Series C-5, GO, VRDO, LOC: Bank of America N.A., 0.190%, 03/01/11	2,500

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Daily Demand Notes — Continued
	California — Continued
9,100	Tustin Unified School District, Community Facilities District No. 07-1, Special Tax, VRDO, LOC: Bank of America N.A., 0.240%, 03/01/11	9,100

	Total Daily Demand Notes (Cost $117,483)	117,483

Monthly Demand Note — 1.0%
	California — 1.0%
14,150	CRHMFA Homebuyers Fund, Single Family Mortgage, Draw Down, Rev., VRDO, 0.510%, 03/01/11 (i) (Cost $14,150)	14,150

Municipal Bonds — 4.6%
	California — 4.6%
11,500	Berkeley Unified School District, GO, TRAN, 1.500%, 06/01/11	11,532
15,000	City of Berkeley, GO, TRAN, 2.000%, 06/30/11	15,081
4,000	Desert Sands Unified School District, GO, TRAN, 2.000%, 06/30/11	4,020
7,500	Orange County, Series A, Rev., TRAN, 2.000%, 06/30/11	7,540
10,000	San Diego County School Districts, Series A, Rev., TRAN, 2.000%, 06/30/11	10,053
5,000	Santa Barbara County, GO, TRAN, 2.000%, 06/30/11	5,027
10,000	Ventura County, GO, TRAN, 2.000%, 07/01/11	10,054

	Total Municipal Bonds (Cost $63,307)	63,307

Semi-Annual Demand Notes — 2.7%
	California — 2.7%
19,715	California Statewide Communities Development Authority, MERLOTS, Series E, COP, VRDO, AGM, 0.400%, 03/23/11	19,715
	Wells Fargo Stage Trust,
7,585	Series 19Z, GO, VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.380%, 03/31/11 (e)	7,585
9,725	Series 2009-37C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.250%, 03/07/11 (e)	9,725

	Total Semi-Annual Demand Notes (Cost $37,025)	37,025

Weekly Demand Notes — 66.0%
	California — 65.9%
1,100	Abag Finance Authority for Nonprofit Corps. Housing, Arbors Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 03/07/11	1,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
6,000	Abag Finance Authority for Nonprofit Corps. Housing, California Hill Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 03/07/11	6,000
6,750	Abag Finance Authority for Nonprofit Corps., Branson School, Rev., VRDO, LOC: Northern Trust Co., 0.270%, 03/07/11	6,750
7,400	Abag Finance Authority for Nonprofit Corps., San Francisco Friends School, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 03/07/11	7,400
3,200	Abag Finance Authority for Nonprofit Corps., Zoological Society, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 03/07/11 (m)	3,200
1,752	Alameda County IDA, Autumn Press, Inc. Project, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.350%, 03/07/11	1,752
840	Alameda Public Financing Authority, Alameda Point Improvement Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.280%, 03/07/11	840
	Austin Trust,
3,180	Series 2008-1134, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.350%, 03/07/11	3,180
5,315	Series 2008-1154, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 03/07/11	5,315
6,665	Series 2008-3039X, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 03/07/11	6,665
8,680	Series 2008-3301, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.360%, 03/07/11	8,680
2,040	Series 2008-3312, GO, VRDO, AGM-CR, NATL-RE, LIQ: Bank of America N.A., 0.320%, 03/07/11	2,040
2,800	Series 2008-3501, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 03/07/11	2,800
	Barclays Capital Municipal Trust Receipts,
4,700	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.240%, 03/07/11 (e)	4,700
5,200	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.230%, 03/07/11 (e)	5,200
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.240%, 03/07/11 (e)	3,750
1,700	Bay Area Toll Authority, Toll Bridge, Series ROCS-RR-II-R-11901, Rev., VRDO, LIQ: Citibank N.A., 0.260%, 03/07/11 (e)	1,700
7,150	Beaumont Utility Authority, Wastewater Enterprise Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.250%, 03/07/11	7,150

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
5,400	City of Big Bear Lake, Industrial Revenue, Southwest Gas Corp. Project, Series A, Rev., VRDO, LOC: KBC Bank N.V., 0.270%, 03/07/11	5,400
1,600	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.290%, 03/07/11	1,600
9,650	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.240%, 03/07/11	9,650
8,275	California Health Facilities Financing Authority, North California Presbyterian Homes, Rev., VRDO, LOC: Union Bank N.A., 0.280%, 03/07/11	8,275
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.260%, 03/07/11	4,620
4,820	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank of California N.A., 0.310%, 03/07/11	4,820
3,120	California Infrastructure & Economic Development Bank, Kruger & Sons, Inc. Project, Rev., VRDO, AMT, LOC: Bank of The West, 0.340%, 03/07/11	3,120
4,745	California Infrastructure & Economic Development Bank, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 03/07/11	4,745
6,720	California Infrastructure & Economic Development Bank, Westmark School Project, Rev., VRDO, LOC: First Republic Bank, 0.270%, 03/07/11	6,720
10,000	California Municipal Finance Authority, Westmont College, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.260%, 03/07/11	10,000
300	California Pollution Control Financing Authority, Resource Recovery, Wadham Energy, Series B, Rev., VRDO, LOC: BNP Paribas, 0.320%, 03/07/11	300
3,100	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.280%, 03/07/11	3,100
2,300	California Statewide Communities Development Authority, COP, VRDO, LOC: Union Bank of California N.A., 0.240%, 03/07/11	2,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
15,000	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, 0.250%, 03/07/11	15,000
565	California Statewide Communities Development Authority, IDR, EVAPCO Project, Series K, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 03/07/11	565
1,155	California Statewide Communities Development Authority, IDR, Kennerly Project, Series A, Rev., VRDO, LOC: Bank of The West, 0.300%, 03/07/11	1,155
6,000	California Statewide Communities Development Authority, Kaiser Permanente, Series D, Rev., VRDO, 0.240%, 03/07/11	6,000
11,100	California Statewide Communities Development Authority, Multi-Family Housing, Crossing Senior Phase, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	11,100
2,900	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.240%, 03/07/11	2,900
9,750	California Statewide Communities Development Authority, Multi-Family Housing, Westgate Pasadena Apartments, Series G, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 03/07/11	9,750
14,000	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Comerica Bank, 0.270%, 03/07/11	14,000
2,000	California Statewide Communities Development Authority, Plan Nine Partners Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.320%, 03/07/11	2,000
7,530	California Statewide Communities Development Authority, Prospect Sierra School, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 03/07/11	7,530
8,685	City & County of San Francisco, Multi-Family Housing, Series 34G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, LOC: Goldman Sachs & Co., 0.260%, 03/07/11	8,685
11,395	City of Fremont, Capital Improvement Financing Project, COP, VRDO, LOC: Scotiabank, 0.240%, 03/07/11	11,395
5,445	City of Fremont, Family Residence Center Financing Project, COP, VRDO, LOC: KBC Bank N.V., 0.240%, 03/07/11	5,445

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
5,170	City of Fresno, Sewer Revenue, Series ROCS-RR-II-R-11741, Rev., VRDO, AGC, LIQ: Citibank N.A., 0.300%, 03/07/11 (e)	5,170
2,105	City of Fresno, Trinity Health Credit, Series C, Rev., VRDO, 0.250%, 03/07/11	2,105
3,180	City of Hayward, Multi-Family Housing, Shorewood, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	3,180
4,000	City of Livermore, Capital Improvement Projects, COP, VRDO, LOC: U.S. Bank N.A., 0.240%, 03/07/11	4,000
6,400	City of Livermore, Multi-Family Housing, Diablo Vista Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 03/07/11	6,400
9,155	City of Los Angeles, Multi-Family Housing, Series PT-3700, Rev., VRDO, 0.420%, 03/07/11	9,155
2,500	City of Los Angeles, Multi-Family Housing, Masselin Manor, Rev., VRDO, LOC: Bank of America N.A., 0.340%, 03/07/11	2,500
29,035	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.260%, 03/07/11	29,035
3,600	City of Manhattan Beach, COP, VRDO, LOC: Bank of America N.A., 0.290%, 03/07/11	3,600
6,385	City of Modesto, Water Revenue, Series A, COP, VRDO, AGC, 0.310%, 03/07/11	6,385
6,075	City of Modesto, Multi-Family Housing, Live Oak Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 03/07/11	6,075
4,100	City of Modesto, Multi-Family Housing, Westdale Commons, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 03/07/11	4,100
4,500	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.250%, 03/07/11	4,500
5,000	City of Richmond, Wastewater Systems, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.250%, 03/07/11	5,000
8,200	City of Riverside, Water Revenue, Series A, Rev., VRDO, 0.250%, 03/07/11	8,200
800	City of San Leandro, Multi-Family Housing, Parkside, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	800
2,150	City of Tracy, Multi-Family Housing, Sycamore, Series A, Rev., VRDO, LOC: FHLMC, 0.310%, 03/07/11	2,150

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
3,400	City of Walnut Creek, Multi- Family Housing, Creekside Drive, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 03/07/11	3,400
9,170	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.260%, 03/07/11	9,170
	Deutsche Bank Spears/Lifers Trust Various States,
3,330	Series DB-298, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.280%, 03/07/11	3,330
8,215	Series DB-304, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.280%, 03/07/11	8,215
3,890	Series DB-413, Rev., VRDO, AMBAC, 0.350%, 03/07/11	3,890
23,090	Series DB-422, GO, VRDO, AGM, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank AG, 0.300%, 03/07/11	23,090
7,620	Series DB-429, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.280%, 03/07/11	7,620
6,700	Deutsche Bank Spears/Lifers Trust Various States, Tax Allocation, Series DB-294, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.280%, 03/07/11	6,700
8,025	Eclipse Funding Trust, Solar Eclipse, California, Series 2006-0065, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	8,025
8,130	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	8,130
10,520	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 2007-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	10,520
10,575	Eclipse Funding Trust, Solar Eclipse, San Mateo, Tax Allocation, Series 2006-0052, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	10,575
7,085	Eclipse Funding Trust, Solar Eclipse, Santa Cruz, Tax Allocation, Series 2006-0031, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	7,085
10,000	Grand Terrace Community Redevelopment Agency, Multi-Family Housing, Mount Vernon Villas, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 03/07/11	10,000
8,630	Hacienda La Puente Unified School District, Series PT-2877, GO, VRDO, FGIC, LIQ: Dexia Credit Local, 0.390%, 03/07/11	8,630

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
490	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 03/07/11	490
23,880	Inland Valley Development Agency, Tax Allocation, VRDO, LOC: Union Bank of California N.A., 0.240%, 03/07/11	23,880
8,315	Lake Elsinore Recreation Authority, Public Facilities Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.270%, 03/07/11	8,315
3,400	Los Angeles County Community Development Commission, Willowbrook Project, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.350%, 03/07/11	3,400
5,165	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.420%, 03/07/11	5,165
21,200	Los Angeles Department of Water & Power, Power System, Subseries A-7, Rev., VRDO, 0.230%, 03/07/11	21,200
2,365	Madera Public Financing Authority, Golf Course Refinancing Project, Rev., VRDO, LOC: Union Bank N.A., 0.260%, 03/07/11	2,365
	Metropolitan Water District of Southern California,
19,500	Series A-1, Rev., VRDO, 0.250%, 03/07/11	19,500
9,525	Series ROCS-RR-II-R-11565, Rev., VRDO, BHAC-CR, FGIC, LIQ: Citibank N.A., 0.260%, 03/07/11	9,525
3,100	Northern California Transmission Agency, Series A, Rev., VRDO, AGM, 0.340%, 03/07/11	3,100
26,500	Nuveen Insured, VAR, 0.430%, 03/07/11	26,500
45,000	Nuveen Insured, VAR, 0.510%, 03/07/11	45,000
1,785	Orange County Housing Authority, Multi-Family Housing, Lantern Pines Project, Series CC, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 03/07/11	1,785
7,900	Orange County, WLCO LF Partners, Series G1, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 03/07/11	7,900
5,930	Pleasant Valley School District/Ventura County, Series PT-2783, GO, VRDO, NATL-RE, LIQ: Dexia Credit Local, 0.390%, 03/07/11	5,930
	Puttable Floating Option Tax-Exempt Receipts,
14,815	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.420%, 03/07/11	14,815

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
4,995	Series MT-654, Rev., VRDO, LIQ: FHLMC, 0.350%, 03/07/11 (e)	4,995
3,340	Series PT-4665, Rev., VRDO, LIQ: Bank of America N.A., 0.320%, 03/07/11 (e)	3,340
11,480	Series PT-4672, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 03/07/11 (e)	11,480
4,000	Series PT-4694, Rev., VRDO, LIQ: Bank of America N.A., 0.320%, 03/07/11 (e)	4,000
13,290	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.330%, 03/07/11	13,290
5,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford Heights Apartments, Series H, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	5,000
10,200	Sacramento County Housing Authority, Multi-Family Housing, Hasting Park Apartments, Series G, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	10,200
6,315	Sacramento County, Single Family Mortgage, Series PT-2331, Rev., VRDO, 0.420%, 03/07/11	6,315
15,500	Sacramento Municipal Utility District, Series ROCS-RR-II-R-11513, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.310%, 03/07/11	15,500
2,200	San Bernardino County, Multi-Family Housing, Rosewood Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	2,200
800	San Bernardino County, Multi-Family Housing, Somerset Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 03/07/11	800
1,900	San Diego County Regional Transportation Commission, Limited Tax, Series C, Rev., VRDO, 0.330%, 03/07/11	1,900
9,900	San Francisco Bay Area Transit District, EAGLE, Series 2007-0100, Class A, GO, VRDO, LIQ: Citibank N.A., 0.260%, 03/07/11	9,900
7,100	San Francisco City & County Airports Commission, Series 36B, Rev., VRDO, LOC: Union Bank N.A., 0.210%, 03/07/11	7,100
3,155	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.290%, 03/07/11	3,155
19,790	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.440%, 03/07/11	19,790

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
1,250	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.280%, 03/07/11	1,250
4,224	Santa Clara County Housing Authority, Multi-Family Housing, Willows Apartments, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.300%, 03/07/11 Southern California Public Power Authority,	4,224
8,000	Rev., VRDO, LOC: Bank of America N.A., 0.250%, 03/07/11	8,000
26,500	Rev., VRDO, LOC: KBC Bank N.V., 0.260%, 03/07/11	26,500
10,450	State of California, Series DCL-049, GO, VRDO, AGM, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.390%, 03/07/11	10,450
1,650	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.260%, 03/07/11	1,650
7,500	Stockton Public Financing Authority, Delta Water Supply Project, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.250%, 03/07/11	7,500
	University of California,
4,495	Series 1119, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.270%, 03/07/11	4,495

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
10,615	Series 1274, Rev., VRDO, NATL-RE, LIQ: Morgan Stanley Bank, 0.260%, 03/07/11	10,615
34,280	Series 2902, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Bank, 0.280%, 03/07/11	34,280
5,905	Woodland Finance Authority, Series ROCS-RR-II-R-11805, Rev., VRDO, LIQ: Citibank N.A., 0.260%, 03/07/11 (e)	5,905

		901,836

	Other Territories — 0.1%
1,555	Deutsche Bank Spears/Lifers Trust Various States, Series DB-344, Rev., VRDO, NATL-RE, AMBAC, LIQ: Deutsche Bank AG, 0.280%, 03/07/11	1,555

	Total Weekly Demand Notes (Cost $903,391)	903,391

	Total Investments — 99.3% (Cost $1,360,321)*	1,360,321
	Other Assets in Excess of Liabilities — 0.7%	9,802

	NET ASSETS — 100.0%	$1,370,123

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Commercial Paper — 3.1% (n)
	Michigan — 3.1%
5,500	Michigan State Housing Development Authority, 0.380%, 04/07/11 (Cost $5,500)	5,500

Daily Demand Notes — 18.1%
	Michigan — 18.1%
800	Farmington Hills Hospital Finance Authority, Botsford Obligated, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 03/01/11	800
2,645	Michigan State Hospital Finance Authority, Crittenton Hospital, Series A, Rev., VRDO, LOC: Comerica Bank, 0.210%, 03/01/11	2,645
11,320	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.210%, 03/01/11	11,320
	Michigan State Housing Development Authority, Rental Housing,
8,425	Series A, Rev., VRDO, AMT, AGM, 0.320%, 03/01/11	8,425
1,050	University of Michigan, Series A, Rev., VRDO, 0.190%, 03/01/11	1,050
	University of Michigan, Hospital,
1,500	Series A, Rev., VRDO, 0.100%, 03/01/11	1,500
700	Series A-2, Rev., VRDO, 0.100%, 03/01/11	700
5,800	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 0.100%, 03/01/11	5,800

	Total Daily Demand Notes (Cost $32,240)	32,240

Municipal Bonds — 4.0%
	Michigan — 4.0%
1,150	Kent Hospital Finance Authority, Spectrum Health, Series B, Rev., 5.000%, 07/15/11	1,169
6,000	Michigan Finance Authority, Series D-1, Rev., 2.000%, 08/19/11	6,033

	Total Municipal Bonds (Cost $7,202)	7,202

Weekly Demand Notes — 73.9%
	Michigan — 73.9%
1,650	Austin Trust, Series 2007-1009, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.400%, 03/07/11 (m)	1,650
	City of Detroit,
2,590	Series PT-3756, Rev., VRDO, AGM, LIQ: Dexia Credit Local, 0.400%, 03/07/11	2,590
3,395	City of Detroit, Water Supply Systems, Series ROCS-RR-II-R-11898, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.310%, 03/07/11 (e)	3,395

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — Continued
1,000	City of Grand Rapids, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.460%, 03/07/11	1,000
	Detroit City School District,
2,000	Series PT-3480, GO, VRDO, AGM, Q-SBLF, LIQ: Dexia Credit Local, 0.420%, 03/07/11	2,000
12,275	Series ROCS-RR-II-R-12251, GO, VRDO, BHAC-CR, AGM-CR, FGIC, Q-SBLF, 0.270%, 03/07/11 (e)	12,275
385	Deutsche Bank Spears/Lifers Trust Various States, Series DB-302, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 03/07/11	385
7,000	Eclipse Funding Trust, Solar Eclipse, Detroit, Series 2006-0001, GO, VRDO, AGM, Q-SBLF, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	7,000
2,465	Jackson County Economic Development Corp., Melling Tool Co. Project, Rev., VRDO, LOC: Comerica Bank, 0.410%, 03/07/11	2,465
1,300	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 03/07/11	1,300
7,500	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.270%, 03/07/11 (e)	7,500
7,100	Michigan State Hospital Finance Authority, Ascension Health, Series F-8, Rev., VRDO, 0.350%, 09/26/11 (i)	7,100
	Michigan State Housing Development Authority,
10,000	Series B, Rev., VRDO, AMT, LOC: FNMA, 0.300%, 03/07/11	10,000
3,055	Series C, Rev., VRDO, 0.270%, 03/07/11	3,055
1,500	Series D, Rev., VRDO, LOC: FNMA, 0.270%, 03/07/11	1,500
1,320	Series D, Rev., VRDO, AMT, 0.370%, 03/07/11	1,320
8,715	Series E, Rev., VRDO, AMT, 0.310%, 03/07/11	8,715
5,925	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 03/07/11	5,925
1,030	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	1,030
3,000	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	3,000

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Michigan — Continued
	Michigan State Housing Development Authority, Rental Housing,
6,925	Series C, Rev., VRDO, AMT, 0.310%, 03/07/11	6,925
435	Series D, Rev., VRDO, AMT, 0.320%, 03/07/11	435
3,850	Michigan State Housing Development Authority, Single Family Mortgage, Series C, Rev., VRDO, AMT, AGM, LIQ: Dexia Credit Local, 0.650%, 03/07/11	3,850
1,800	Michigan State University, Rev., VRDO, 0.220%, 03/07/11	1,800
885	Michigan Strategic Fund, Artex Label & Graphics, Rev., VRDO, LOC: U.S. Bank N.A., 0.470%, 03/07/11	885
1,600	Michigan Strategic Fund, B&C Leasing LLC Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.490%, 03/07/11	1,600
1,000	Michigan Strategic Fund, Bayloff Properties LLC Project, Rev., VRDO, LOC: PNC Bank N.A., 0.400%, 03/07/11	1,000
1,000	Michigan Strategic Fund, Consumers Energy Co. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 03/07/11	1,000
420	Michigan Strategic Fund, Duo-Form Acquisition Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.400%, 03/07/11	420
2,150	Michigan Strategic Fund, Enovateit LLC Project, Rev., VRDO, LOC: Comerica Bank, 0.310%, 03/07/11	2,150
1,500	Michigan Strategic Fund, Geskus Photography, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.470%, 03/07/11	1,500
450	Michigan Strategic Fund, Grayling Generating Project, Rev., VRDO, LOC: Barclays Bank New York, 0.250%, 03/07/11	450
5,000	Michigan Strategic Fund, Kroger Co. Recovery Zone, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.270%, 03/07/11	5,000
1,070	Michigan Strategic Fund, Merchants LLC Project, Rev., VRDO, LOC: National City Bank, 0.350%, 03/07/11	1,070

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — Continued
2,625	Michigan Strategic Fund, Millenium Steering LLC Project, Rev., VRDO, LOC: Comerica Bank, 0.410%, 03/07/11	2,625
1,820	Michigan Strategic Fund, Southwest Ventures Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.420%, 03/07/11	1,820
2,600	Michigan Strategic Fund, Sur-Flow Plastics, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.410%, 03/07/11	2,600
600	Michigan Strategic Fund, Transnav Technologies, Inc., Rev., VRDO, LOC: Lasalle Bank Midwest, 0.490%, 03/07/11	600
2,000	Michigan Strategic Fund, Waterfront, Series A, Rev., VRDO, LOC: Deutsche Bank AG, 0.250%, 03/07/11	2,000
1,740	Oakland County EDC, A&M Label Project, Rev., VRDO, LOC: National City Bank of Michigan, 0.350%, 03/07/11	1,740
1,240	Puttable Floating Option Tax-Exempt Receipts, Series MT-631, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.480%, 03/07/11 (e)	1,240
	RBC Municipal Products, Inc. Trust, Floater Certificates,
1,720	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.300%, 03/07/11	1,720
5,950	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.300%, 03/07/11	5,950

	Total Weekly Demand Notes (Cost $131,585)	131,585

	Total Investments — 99.1% (Cost $176,527)*	176,527
	Other Assets in Excess of Liabilities — 0.9%	1,561

	NET ASSETS — 100.0%	$178,088

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Commercial Paper — 3.5% (n)
	New York — 3.5%
	Metropolitan Transportation Authority,
15,000	Series A, 0.300%, 06/08/11	15,000
20,000	Series C, 0.290%, 03/07/11	20,000
23,000	Series C, 0.300%, 05/03/11	23,000

	Total Commercial Paper (Cost $58,000)	58,000

Daily Demand Notes — 5.3%
	New York — 5.3%
10,300	Long Island Power Authority, Electric Systems, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.180%, 03/01/11	10,300
	New York City,
1,100	Series I, Subseries I-8, GO, VRDO, LOC: Bank of America N.A., 0.170%, 03/01/11	1,100
1,200	Subseries A-4, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.200%, 03/01/11	1,200
800	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.210%, 03/01/11	800
2,185	Subseries A-5, GO, VRDO, LOC: KBC Bank N.V., 0.110%, 03/01/11	2,185
2,100	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.120%, 03/01/11	2,100
730	Subseries H-1, GO, VRDO, LOC: Bank of New York, 0.130%, 03/01/11	730
5,140	Subseries H-1, GO, VRDO, LOC: Dexia Credit Local, 0.250%, 03/01/11	5,140
3,975	Subseries H-2, GO, VRDO, LOC: Dexia Credit Local, 0.150%, 03/01/11	3,975
9,800	Subseries H-4, GO, VRDO, LOC: Bank of New York, 0.100%, 03/01/11	9,800
900	Subseries H-7, GO, VRDO, LOC: KBC Bank N.V., 0.210%, 03/01/11	900
200	Subseries L-3, GO, VRDO, 0.220%, 03/01/11	200
2,705	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.120%, 03/01/11	2,705
5,700	Subseries L-6, GO, VRDO, 0.120%, 03/01/11	5,700
	New York City Municipal Water Finance Authority, 2nd Generation,
5,900	Series DD-1, Rev., VRDO, 0.120%, 03/01/11	5,900
2,500	Series DD-3B, Rev., VRDO, 0.140%, 03/01/11	2,500
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
2,200	Series AA-2, Rev., VRDO, 0.250%, 03/01/11	2,200
4,100	Series CC-1, Rev., VRDO, 0.190%, 03/01/11	4,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
	New York City Transitional Finance Authority, Future Tax Secured,
900	Series B, Rev., VRDO, 0.210%, 03/01/11	900
6,300	Series C, Rev., VRDO, 0.160%, 03/01/11	6,300
410	Subseries C-4, Rev., VRDO, 0.250%, 03/01/11	410
7,775	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-H, Rev., VRDO, 0.110%, 03/01/11	7,775
1,900	Trust for Cultural Resources, American Museum of Natural History, Series A1, Rev., VRDO, 0.140%, 03/01/11	1,900
	New York City, Fiscal 2008,
3,300	Sub Series J-5, GO, VRDO, 0.160%, 03/01/11	3,300
1,380	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.200%, 03/01/11	1,380
2,300	New York Mortgage Agency, Homeowner Mortgage, Series 150, Rev., VRDO, AMT, 0.200%, 03/01/11	2,300
685	New York State Dormitory Authority, Oxford University Press, Inc., Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 03/01/11	685

	Total Daily Demand Notes (Cost $86,485)	86,485

Municipal Bonds — 11.4%
	New York — 11.4%
10,200	Addison Central School District, GO, BAN, 1.500%, 01/19/12 (m)	10,263
5,300	Arkport Central School District, GO, BAN, 1.500%, 06/17/11	5,313
8,000	Binghamton City School District, GO, TAN, 1.500%, 06/30/11	8,021
9,345	Cheektowaga-Maryville Union Free School District, GO, BAN, 2.000%, 12/22/11	9,444
14,000	East Islip Union Free School District, GO, TAN, 1.500%, 06/30/11	14,030
2,640	Gouverneur Central School District, School Construction, GO, BAN, 1.750%, 06/24/11	2,647
	Greene Central School District,
5,000	GO, BAN, 1.500%, 06/30/11	5,005
10,000	GO, BAN, 1.750%, 06/30/11	10,013
13,500	Ilion Central School District, GO, BAN, 1.500%, 06/30/11	13,516
13,820	Jamestown City School District, GO, BAN, 1.750%, 04/13/11	13,831
11,281	Owego Apalachin Central School District, Series A, GO, BAN, 1.500%, 06/20/11	11,304

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
10,000	Schenectady City School District, GO, RAN, 2.000%, 01/27/12	10,067
14,995	Sullivan County, Series C, GO, BAN, 1.500%, 10/21/11	15,074
7,485	Town of Clarence, GO, BAN, 1.500%, 07/28/11	7,507
15,000	Town of Oyster Bay, Series C, GO, BAN, 1.500%, 11/18/11	15,115
11,385	Town of Poughkeepsie, GO, BAN, 1.250%, 03/18/11	11,388
5,500	Town of Webster, GO, BAN, 1.500%, 10/05/11	5,528
10,000	Union Endicott Central School District, GO, BAN, 1.500%, 06/30/11	10,021
7,000	Waverly Central School District, Series A, GO, BAN, 2.000%, 07/15/11	7,024

	Total Municipal Bonds (Cost $185,111)	185,111

Weekly Demand Notes — 79.7%
	New York — 79.7%
6,855	Albany Industrial Development Agency, Albany College of Pharmacy, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.230%, 03/07/11	6,855
	Austin Trust, Various States,
650	Series 2008-1064, GO, VRDO, LIQ: Bank of America N.A., 0.320%, 03/07/11	650
1,300	Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A., 0.390%, 03/07/11	1,300
8,955	Series 2008-3004X, Class R, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.350%, 03/07/11	8,955
4,750	Series 2008-3006X, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.350%, 03/07/11	4,750
2,475	Series 2008-3506, Rev., VRDO, AGM-CR, LIQ: Bank of America N.A., 0.320%, 03/07/11	2,475
7,300	Series 2009-1213, Rev., VRDO, LIQ: Bank of America N.A., 0.320%, 03/07/11 (e)	7,300
15,310	Dutchess County Industrial Development Agency, Marist College Civic Facilities, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.250%, 03/07/11	15,310
9,650	Eclipse Funding Trust, Solar Eclipse, Series 2006-0117, Class N, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	9,650
225	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	225

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
2,425	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	2,425
	Eclipse Funding Trust, Solar Eclipse, New York,
8,115	Series 2006-0029, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	8,115
15,035	Series 2006-0045, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.240%, 03/07/11	15,035
1,745	Franklin County Industrial Development Agency, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.450%, 03/07/11	1,745
	Metropolitan Transportation Authority,
9,945	Series A, Rev., VRDO, AGM, 0.330%, 03/07/11	9,945
11,385	Series ROCS-RR-II-R-12299, Rev., VRDO, BHAC-CR, MBIA, 0.260%, 03/07/11 (e)	11,385
1,595	Subseries B-3, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.240%, 03/07/11	1,595
22,700	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 03/07/11	22,700
	New York City,
2,000	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.260%, 03/07/11	2,000
3,800	Series F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.250%, 03/07/11	3,800
2,000	Series H, Subseries H-4, GO, VRDO, AMBAC, 0.210%, 03/07/11	2,000
8,700	Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 0.230%, 03/07/11	8,700
10,800	Subseries A-3, GO, VRDO, LOC: BNP Paribas, 0.220%, 03/07/11	10,800
6,800	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.210%, 03/07/11	6,800
6,150	Subseries A-6, GO, VRDO, LOC: Helaba, 0.230%, 03/07/11	6,150
6,900	Subseries A-6, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.240%, 03/07/11	6,900
3,550	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.250%, 03/07/11	3,550
4,100	Subseries C4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, 0.220%, 03/07/11	4,100
17,000	Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.270%, 03/07/11	17,000
18,700	Subseries F-4-B, GO, VRDO, LOC: Union Bank N.A., 0.250%, 03/07/11	18,700

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
11,530	Subseries H-2, GO, VRDO, LOC: Bank of New York, 0.220%, 03/07/11	11,530
17,915	Subseries H-3, GO, VRDO, LOC: Bank of New York, 0.190%, 03/07/11	17,915
1,225	New York City Capital Resources Corp., Loan Enhanced Assistance, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 03/07/11	1,225
1,950	New York City Health & Hospital Corp., Health System, Series C, Rev., VRDO, LOC: TD Bank N.A., 0.220%, 03/07/11	1,950
11,400	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.210%, 03/07/11	11,400
9,950	New York City Housing Development Corp., Series 2899, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.280%, 03/07/11	9,950
	New York City Housing Development Corp., Multi-Family Housing,
6,900	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 03/07/11	6,900
12,750	Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.280%, 03/07/11 (e)	12,750
3,400	New York City Housing Development Corp., Multi-Family Housing, 100 Jane Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.240%, 03/07/11	3,400
13,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 03/07/11	13,000
15,000	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.220%, 03/07/11	15,000
17,700	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 03/07/11	17,700
2,970	New York City Housing Development Corp., Multi-Family Housing, Brittany Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 03/07/11	2,970
5,000	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 03/07/11	5,000
7,000	New York City Housing Development Corp., Multi-Family Housing, Elliott Chelsea Development, Series A, Rev., VRDO, LOC: Citibank N.A., 0.250%, 03/07/11	7,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
6,100	New York City Housing Development Corp., Multi-Family Housing, Lexington Courts, Series A, Rev., VRDO, LIQ: FHLMC, 0.220%, 03/07/11	6,100
200	New York City Housing Development Corp., Multi-Family Housing, Lyric Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 03/07/11	200
5,000	New York City Housing Development Corp., Multi-Family Housing, Marseilles Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.230%, 03/07/11	5,000
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	4,760
7,840	New York City Housing Development Corp., Multi-Family Housing, Peter Cintron Apartments, Series C, Rev., VRDO, LOC: FNMA, 0.260%, 03/07/11	7,840
2,200	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 03/07/11	2,200
1,635	New York City Housing Development Corp., Multi-Family Housing, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.270%, 03/07/11	1,635
300	New York City Housing Development Corp., Multi-Family Housing, Tribeca Tower, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.280%, 03/07/11	300
3,300	New York City Housing Development Corp., Multi-Family Housing, West 43rd Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.240%, 03/07/11	3,300
4,470	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.250%, 03/07/11	4,470
8,900	New York City Industrial Development Agency, Grace Church School Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.270%, 03/07/11	8,900
24,600	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.250%, 03/07/11	24,600
4,100	New York City Industrial Development Agency, New York Congregational Nursing, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.280%, 03/07/11	4,100

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
10,000	New York City Municipal Water Finance Authority, 2nd Generation, Fiscal 2008, Series BB-4, Rev., VRDO, 0.220%, 03/07/11	10,000
8,470	New York City Transitional Finance Authority, Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.210%, 03/07/11	8,470
1,100	New York City Transitional Finance Authority, EAGLE, Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.270%, 03/07/11	1,100
	New York City Transitional Finance Authority, Future Tax Secured,
600	Series A-2, Rev., VRDO, 0.200%, 03/07/11	600
10,400	Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.220%, 03/07/11	10,400
	New York City Transitional Finance Authority, New York City Recovery,
8,135	Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.230%, 03/07/11	8,135
8,500	Series 3, Subseries 3-C, Rev., VRDO, 0.330%, 03/07/11	8,500
10,350	Series 3, Subseries 3-G, Rev., VRDO, 0.200%, 03/07/11	10,350
4,505	New York City Trust for Cultural Resources, American Museum Natural, Series B1, Rev., VRDO, 0.200%, 03/07/11	4,505
	New York City, Fiscal 2008,
7,950	Subseries D-3, GO, VRDO, 0.220%, 03/07/11	7,950
12,850	Subseries J-9, GO, VRDO, 0.220%, 03/07/11	12,850
6,530	Subseries J-10, GO, VRDO, 0.230%, 03/07/11	6,530
14,150	Subseries J-11, GO, VRDO, 0.250%, 03/07/11	14,150
	New York Liberty Development Corp.,
5,000	Series 1207, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.270%, 03/07/11	5,000
7,914	Series 1251, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.270%, 03/07/11	7,914
10,000	Series 3226, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.270%, 03/07/11 (e)	10,000
31,170	Series 3232, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.270%, 03/07/11 (e)	31,170
15,000	Series ROCS RR II R-11883, Rev., VRDO, LIQ: Citibank N.A., 0.270%, 03/07/11 (e)	15,000
	New York Local Government Assistance Corp.,
950	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 03/07/11	950

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
120	Series SG-100, Rev., VRDO, NATL-RE-IBC, 0.280%, 03/07/11	120
3,350	New York Mortgage Agency, Series ROCS-RR-II-R-11708, Rev., VRDO, LIQ: Citibank N.A., 0.310%, 03/07/11 (e)	3,350
	New York State Dormitory Authority,
9,240	Series ROCS-RR-II-R-11559, Rev., VRDO, BHAC-CR, AGC, LIQ: Citibank N.A., 0.270%, 03/07/11	9,240
6,175	Series ROCS-RR-II-R-11816, Rev., VRDO, LIQ: Citibank N.A., 0.280%, 03/07/11 (e)	6,175
8,000	Series ROCS-RR-II-R-11843, Rev., VRDO, BHAC-CR, LIQ: Citibank N.A., 0.260%, 03/07/11 (e)	8,000
	New York State Dormitory Authority, City University,
10,000	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 03/07/11	10,000
21,900	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.190%, 03/07/11	21,900
4,800	New York State Dormitory Authority, Columbia University, Rev., VRDO, 0.170%, 03/07/11	4,800
18,500	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.220%, 03/07/11	18,500
9,900	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.250%, 03/07/11	9,900
15,680	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.260%, 03/07/11	15,680
	New York State Dormitory Authority, Mental Health Services,
11,590	Subseries D-2E, Rev., VRDO, LOC: Royal Bank of Canada, 0.230%, 03/07/11	11,590
11,690	Subseries D-2H, Rev., VRDO, LOC: Royal Bank of Canada, 0.230%, 03/07/11	11,690
5,805	New York State Dormitory Authority, Municipal Securities Trust Receipts, Series SGA-132, Rev., VRDO, LIQ: Societe Generale, 0.250%, 03/07/11	5,805
13,500	New York State Dormitory Authority, New York Law School, Rev., VRDO, LOC: TD Bank N.A., 0.230%, 03/07/11	13,500
17,530	New York State Dormitory Authority, New York Library, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.210%, 03/07/11	17,530

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
11,300	New York State Dormitory Authority, North Shore-Long Island Jewish Health System, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 03/07/11	11,300
2,500	New York State Dormitory Authority, Northern Westchester Association, Rev., VRDO, LOC: TD Bank N.A., 0.190%, 03/07/11	2,500
17,190	New York State Dormitory Authority, Puttable Floating Option, Series 2908, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 0.390%, 03/07/11	17,190
	New York State Dormitory Authority, Rockefeller University,
5,400	Series A, Rev., VRDO, 0.210%, 03/07/11	5,400
7,000	Series A, Rev., VRDO, 0.220%, 03/07/11	7,000
3,345	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.230%, 03/07/11	3,345
12,000	New York State Dormitory Authority, St. Johns University, Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 03/07/11	12,000
18,090	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers and Traders, 0.310%, 03/07/11	18,090
3,810	New York State Environmental Facilities Corp., MERLOTS, Series B-20, Rev., VRDO, 0.260%, 03/07/11	3,810
	New York State Housing Finance Agency,
2,000	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 03/07/11	2,000
16,100	Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 03/07/11	16,100
700	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 03/07/11	700
	New York State Housing Finance Agency, 101 West End,
1,150	Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 03/07/11	1,150
8,600	Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 03/07/11	8,600
5,000	New York State Housing Finance Agency, 125 West 31st Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 03/07/11	5,000
4,500	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	4,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, 0.230%, 03/07/11	2,000
1,400	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 03/07/11	1,400
	New York State Housing Finance Agency, 345 East 94th Street Housing,
13,100	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 03/07/11	13,100
9,400	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.260%, 03/07/11	9,400
5,600	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 03/07/11	5,600
	New York State Housing Finance Agency, 360 West 43rd Street,
11,050	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 03/07/11	11,050
400	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 03/07/11	400
2,700	New York State Housing Finance Agency, 70 Battery Place Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 03/07/11	2,700
36,900	New York State Housing Finance Agency, 8 East 102nd Street Housing, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 03/07/11	36,900
12,000	New York State Housing Finance Agency, Avalon Bowery Place ll, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 03/07/11	12,000
3,450	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 03/07/11	3,450
4,085	New York State Housing Finance Agency, Clarkston Housing, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.190%, 03/07/11	4,085
1,150	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 03/07/11	1,150
10,000	New York State Housing Finance Agency, Historic Front Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 03/07/11	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
5,800	New York State Housing Finance Agency, Kew Gardens Hills Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	5,800
6,800	New York State Housing Finance Agency, McCarthy Manor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 03/07/11	6,800
3,900	New York State Housing Finance Agency, Multi-Family Housing, Secured Mortgage Program, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.230%, 03/07/11	3,900
6,890	New York State Housing Finance Agency, Normandie Court I Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 03/07/11	6,890
6,230	New York State Housing Finance Agency, Ocean Park Apartments Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 03/07/11	6,230
4,900	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 03/07/11	4,900
3,820	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.260%, 03/07/11	3,820
	New York State Housing Finance Agency, Theater Row,
13,500	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 03/07/11	13,500
3,400	New York State Housing Finance Agency, Tribeca, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.250%, 03/07/11	3,400
22,210	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 03/07/11	22,210
17,750	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 03/07/11	17,750
5,000	New York State Housing Finance Agency, Victory Housing, Series 2001-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 03/07/11	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 03/07/11	6,700
5,700	New York State Housing Finance Agency, West Haverstraw Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 03/07/11	5,700

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
	New York State Housing Finance Agency, Worth Street,
5,700	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 03/07/11	5,700
5,455	New York State Urban Development Corp., State Facilities, Series A3B, Rev., VRDO, 0.280%, 03/07/11	5,455
20,000	Nuveen Insured, VAR, 0.430%, 03/07/11	20,000
20,000	Nuveen Insured, VAR, 0.510%, 03/07/11	20,000
17,700	Nuveen Quality Income Municipal Fund, Inc., 0.510%, 03/07/11	17,700
2,500	Oneida County Industrial Development Agency, Rev., VRDO, LOC: NBT Bank N.A., 0.260%, 03/07/11	2,500
1,040	Oneida County Industrial Development Agency, Industrial Development, Oriskany, Rev., VRDO, LOC: NBT Bank N.A., 0.260%, 03/07/11	1,040
3,550	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, LOC: Fleet National Bank, 0.520%, 03/07/11	3,550
9,665	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, LIQ: Citibank N.A., 0.320%, 03/07/11 (e)	9,665
10,630	Puttable Floating Option Tax-Exempt Receipts, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.450%, 03/07/11 (e)	10,630
3,075	Rockland County Industrial Development Agency, Jawonio Inc. Project, Rev., VRDO, LOC: TD Banknorth N.A., 0.180%, 03/07/11	3,075
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 03/07/11	5,000
	Triborough Bridge & Tunnel Authority,
8,915	Series A, Rev., VRDO, 0.260%, 03/07/11	8,915
9,995	Series ROCS-II-R-194, Rev., VRDO, LIQ: Citibank N.A., 0.270%, 03/07/11	9,995
7,060	Subseries B-3, Rev., VRDO, 0.260%, 03/07/11	7,060
2,665	Subseries B-4, Rev., VRDO, 0.280%, 03/07/11	2,665
12,045	Subseries CD, Rev., VRDO, AGM, 0.270%, 03/07/11	12,045
9,590	Trust for Cultural Resources, Alvin Ailey Dance Foundation, Rev., VRDO, LOC: Citibank N.A., 0.230%, 03/07/11	9,590

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
12,600	Trust for Cultural Resources, Solomon R Guggenheim, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 03/07/11	12,600
3,300	Trust for Cultural Resources, WNYC Radio, Inc., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.200%, 03/07/11	3,300
3,885	Westchester County Industrial Development Agency, Community Housing Innovations, Inc., Rev., VRDO, LOC: Bank of New York, 0.250%, 03/07/11	3,885
5,400	Westchester County Industrial Development Agency, Northern Westchester Hospital, Rev., VRDO, LOC: Commerce Bank N.A., 0.200%, 03/07/11	5,400

	Total Weekly Demand Notes (Cost $1,297,654)	1,297,654

	Total Investments — 99.9% (Cost $1,627,250)*	1,627,250
	Other Assets in Excess of Liabilities — 0.1%	1,361

	NET ASSETS — 100.0%	$1,628,611

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Daily Demand Notes — 20.8%
	Ohio — 20.8%
	Allen County, Catholic Healthcare,
2,500	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 03/01/11	2,500
2,760	Series C, Rev., VRDO, LOC: Bank of Nova Scotia, 0.200%, 03/01/11	2,760
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
2,760	Series A, Rev., VRDO, 0.220%, 03/01/11	2,760
3,000	Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 03/01/11	3,000
3,300	Ohio State Water Development Authority, Pollution Control Facility, First Energy Generation Corp. Project, Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.210%, 03/01/11	3,300
1,870	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.210%, 03/01/11	1,870

	Total Daily Demand Notes (Cost $16,190)	16,190

Municipal Bonds — 12.9%
	Ohio — 12.9%
1,000	City of Akron, Various Purpose, Series B, GO, BAN, 1.125%, 12/08/11 (m)	1,004
300	City of Columbus, Series B, GO, 5.000%, 06/15/11	304
1,000	City of Marysville, Wastewater Treatment Centre, GO, 1.250%, 06/01/11	1,001
1,500	Ohio State Water Development Authority, Fresh Water, Series B, Rev., 5.000%, 06/01/11	1,518
1,300	Ohio State Building Authority, Adult Correctional Facilities, Series A, Rev., AGM, 5.500%, 10/01/11	1,339
3,875	State of Ohio, Common Schools, Series A, GO, 5.000%, 03/15/11 (p)	3,882
1,000	State of Ohio, Higher Education Capital Facilities, Series II-A, Rev., AMBAC, 5.000%, 08/01/11	1,019

	Total Municipal Bonds (Cost $10,067)	10,067

Weekly Demand Notes — 66.2%
	Ohio — 66.2%
2,785	Austin Trust, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.360%, 03/07/11	2,785
500	City of Grove City, Multi-Family Housing, Regency Arms Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 03/07/11	500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — Continued
1,980	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.350%, 03/07/11	1,980
600	Columbus Regional Airport Authority, Capital Funding, OASBO Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.260%, 03/07/11	600
1,090	Columbus Regional Airport Authority, OASBO Expanded Asset, Rev., VRDO, LOC: U.S. Bank N.A., 0.260%, 03/07/11	1,090
1,080	Columbus Regional Airport Authority, Pooled Financing Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.260%, 03/07/11	1,080
1,300	Cuyahoga County, Airport Facilities, Corporate Wings Project, Rev., VRDO, LOC: Privatebank and Trust, 0.490%, 03/07/11	1,300
	Deutsche Bank Spears/Lifers Trust Various States,
1,770	Series 289, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.290%, 03/07/11	1,770
120	Series 570, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.280%, 03/07/11	120
3,040	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 03/07/11	3,040
700	Franklin County, Holy Cross Health System, Rev., VRDO, 0.250%, 03/07/11	700
5,550	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 03/07/11	5,550
2,075	Hamilton County, Boys/Girls Club, Inc. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.280%, 03/07/11	2,075
400	Kent State University, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 03/07/11	400
2,400	Lucas County Hospital, Promedica Healthcare, Series A, Rev., VRDO, LOC: UBS AG, 0.230%, 03/07/11	2,400
2,295	Mahoning County, Youngstown State University Project, Rev., VRDO, LOC: National City Bank, 0.280%, 03/07/11	2,295
	Montgomery County, Kettering Health,
1,100	Series A, Rev., VRDO, AGM, 0.370%, 03/07/11	1,100
540	Series B, Rev., VRDO, AGM, 0.370%, 03/07/11	540
2,815	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: FHLB, 0.280%, 03/07/11	2,815

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Ohio — Continued
455	Montgomery County, Multi-Family Housing, Pedcor Investments, Lyons Gate, Series B, Rev., VRDO, LOC: FHLB, 0.470%, 03/07/11	455
500	Ohio Housing Finance Agency, MERLOTS, Series A10, Rev., VRDO, GNMA/FNMA, LIQ: Wells Fargo Bank N.A., 0.330%, 03/07/11	500
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
2,200	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.260%, 03/07/11	2,200
300	Series B, Rev., VRDO, AMT, 0.260%, 03/07/11	300
1,000	Series B, Rev., VRDO, AMT, GNMA COLL, 0.260%, 03/07/11	1,000
2,875	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.270%, 03/07/11	2,875
350	Series C, Rev., VRDO, AMT, GNMA COLL, 0.250%, 03/07/11	350
100	Series E, Rev., VRDO, AMT, 0.270%, 03/07/11	100
350	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.250%, 03/07/11	350
1,000	Series H, Rev., VRDO, AMT, GNMA/FNMA, 0.280%, 03/07/11	1,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — Continued
1,950	The Ohio State University, Rev., VRDO, AGM, 0.470%, 03/07/11	1,950
4,000	Toledo-Lucas County Port Authority, Burlington Air Express, Inc., Rev., VRDO, AGC, LOC: Royal Bank of Scotland, 0.320%, 03/07/11	4,000
1,870	Wells Fargo Stage Trust, Various States, Series 56-C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.260%, 03/07/11 (e)	1,870
2,473	Wood County, Reclamation Technologies, IDR, Rev., VRDO, LOC: National City Bank, 0.350%, 03/07/11	2,473

	Total Weekly Demand Notes (Cost $51,563)	51,563

	Total Investments — 99.9% (Cost $77,820)*	77,820
	Other Assets in Excess of Liabilities — 0.1%	112

	NET ASSETS — 100.0%	$77,932

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.†
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
EAGLE	— Earnings of accrual generated on local tax-exempt securities
EDC	— Economic Development Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Insurance Corp.
MERLOTS	— Municipal Exempt Receipts Liquidity Optional Tender
NATL	— Insured by National Public Finance Guarantee Corp.
OASBO	— Ohio Association of School Business Officials
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note

† Filed for bankruptcy on 11/8/2010.

RE	— Reinsured
Rev.	— Revenue
ROCS	— Reset Option Certificates
TAN	— Tax Anticipation Note
TRAN	— Tax & Revenue Anticipation Note
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2011.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 28, 2011.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult sell.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next demand date or final maturity date.
*	— The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	23

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2011

(Amounts in thousands, except per share amounts)

	California Municipal Money Market Fund	Michigan Municipal Money Market Fund		New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,360,321	$176,527		$1,627,250	$77,820
Cash	23	35		43	—
Receivables:
Investment securities sold	9,000	1,447		—	—
Interest	1,184	175		1,894	184

Total Assets	1,370,528	178,184		1,629,187	78,004

LIABILITIES:
Payables:
Dividends	6	—	(a)	4	1
Accrued liabilities:
Investment advisory fees	83	11		103	3
Administration fees	72	9		90	4
Shareholder servicing fees	145	16		216	—	(a)
Custodian and accounting fees	27	11		36	14
Trustees’ and Chief Compliance Officer’s fees	1	1		36	—	(a)
Transfer agent fees	10	4		22	5
Audit fees	36	38		37	38
Printing & Postage fees	24	4		30	1
Other	1	2		2	6

Total Liabilities	405	96		576	72

Net Assets	$1,370,123	$178,088		$1,628,611	$77,932

NET ASSETS:
Paid in capital	$1,370,146	$178,092		$1,628,694	$77,937
Accumulated undistributed (distributions in excess of) net investment income	(24)	(4)		(83)	(4)
Accumulated net realized gains (losses)	1	—		—	(1)

Total Net Assets	$1,370,123	$178,088		$1,628,611	$77,932

Net Assets:
E*Trade	$847,499	$—		$310,036	$—
Morgan	399,696	9,341		830,150	22,172
Premier	—	29,209		—	5,039
Reserve	—	139,538		395,301	30,018
Service	122,928	—		93,124	20,703

Total	$1,370,123	$178,088		$1,628,611	$77,932

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
E*Trade	847,320	—		310,105	—
Morgan	399,750	9,328		829,837	22,161
Premier	—	29,179		—	5,038
Reserve	—	139,600		395,524	30,008
Service	122,973	—		93,205	20,696
Net asset value offering and redemption price per share (all classes)	$1.00	$1.00		$1.00	$1.00

Cost of investments in non-affiliates	$1,360,321	$176,527		$1,627,250	$77,820

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2011

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund		New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,815		$688		$5,477		$242
Other income	3		6		81		3

Total investment income	3,818		694		5,558		245

EXPENSES:
Investment advisory fees	998		159		1,273		54
Administration fees	840		134		1,071		45
Distribution fees:
E*Trade	4,389		—		1,806		—
Morgan	382		11		806		23
Reserve	—		390		963		59
Service	801		—		596		101
Shareholder servicing fees:
E*Trade	2,194		—		903		—
Morgan	1,338		37		2,820		81
Premier	—		98		—		11
Reserve	—		468		1,155		71
Service	400		—		298		51
Custodian and accounting fees	62		29		67		31
Interest expense to affiliates	—	(a)	—		—	(a)	—	(a)
Professional fees	64		58		66		55
Trustees’ and Chief Compliance Officer’s fees	15		2		59		1
Printing and mailing costs	63		16		49		6
Registration and filing fees	38		20		43		21
Transfer agent fees	34		8		102		10
Other	14		7		16		10

Total expenses	11,632		1,437		12,093		630

Less amounts waived	(7,890)		(749)		(6,646)		(388)
Less earnings credits	—	(a)	—	(a)	—	(a)	—	(a)

Net expenses	3,742		688		5,447		242

Net investment income (loss)	76		6		111		3

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	114		—		71		—

Change in net assets resulting from operations	$190		$6		$182		$3

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	25

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$76	$181	$6	$73
Net realized gain (loss)	114	257	—	24

Change in net assets resulting from operations	190	438	6	97

DISTRIBUTIONS TO SHAREHOLDERS:
E*Trade
From net investment income	(375)	(69)	—	—
From net realized gains	(152)	—	—	—
Morgan
From net investment income	(156)	(112)	(4)	(10)
From net realized gains	(77)	—	(1)	—
Premier
From net investment income	—	—	(12)	(59)
From net realized gains	—	—	(5)	—
Reserve
From net investment income	—	—	(53)	(4)
From net realized gains	—	—	(24)	—
Service
From net investment income	(55)	—	—	—
From net realized gains	(27)	—	—	—

Total distributions to shareholders	(842)	(181)	(99)	(73)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	75,320	270,527	(95,346)	165,938

NET ASSETS:
Change in net assets	74,668	270,784	(95,439)	165,962
Beginning of period	1,295,455	1,024,671	273,527	107,565

End of period	$1,370,123	$1,295,455	$178,088	$273,527

Accumulated undistributed (distributions in excess of) net investment income	$(24)	$486	$(4)	$85

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$111	$782	$3	$44
Net realized gain (loss)	71	47	—	1

Change in net assets resulting from operations	182	829	3	45

DISTRIBUTIONS TO SHAREHOLDERS:
E*Trade
From net investment income	(309)	(28)	—	—
From net realized gains	(15)	—	—	—
Morgan
From net investment income	(761)	(652)	(16)	(28)
From net realized gains	(41)	—	(1)	(28)
Premier
From net investment income	—	—	(3)	(2)
From net realized gains	—	—	— (a)	(5)
Reserve
From net investment income	(363)	(102)	(18)	(14)
From net realized gains	(20)	—	(1)	(32)
Service
From net investment income	(92)	—	(12)	—
From net realized gains	(5)	—	(1)	(21)

Total distributions to shareholders	(1,606)	(782)	(52)	(130)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	123,462	(535,926)	7,633	(33,154)

NET ASSETS:
Change in net assets	122,038	(535,879)	7,584	(33,239)
Beginning of period	1,506,573	2,042,452	70,348	103,587

End of period	$1,628,611	$1,506,573	$77,932	$70,348

Accumulated undistributed (distributions in excess of) net investment income	$(83)	$1,396	$(4)	$54

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	27

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
E*Trade
Proceeds from shares issued	$440,432	$429,721	$—	$—
Dividends and distributions reinvested	527	69	—	—
Cost of shares redeemed	(295,675)	(345,570)	—	—

Change in net assets from E*Trade capital transactions	$145,284	$84,220	$—	$—

Morgan
Proceeds from shares issued	$1,956,248	$2,343,733	$38,471	$37,515
Dividends and distributions reinvested	175	85	5	8
Cost of shares redeemed	(1,988,906)	(2,317,965)	(43,699)	(49,466)

Change in net assets from Morgan capital transactions	$(32,483)	$25,853	$(5,223)	$(11,943)

Premier
Proceeds from shares issued	$—	$—	$30,455	$38,298
Dividends and distributions reinvested	—	—	16	53
Cost of shares redeemed	—	—	(39,411)	(58,208)

Change in net assets from Premier capital transactions	$—	$—	$(8,940)	$(19,857)

Reserve
Proceeds from shares issued	$—	$—	$144,360	$356,735
Dividends and distributions reinvested	—	—	77	4
Cost of shares redeemed	—	—	(225,620)	(159,001)

Change in net assets from Reserve capital transactions	$—	$—	$(81,183)	$197,738

Service (a)
Proceeds from shares issued	$107,370	$689,597	$—	$—
Dividends and distributions reinvested	82	—	—	—
Cost of shares redeemed	(144,933)	(529,143)	—	—

Change in net assets from Service capital transactions	$(37,481)	$160,454	$—	$—

Total change in net assets from capital transactions	$75,320	$270,527	$(95,346)	$165,938

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
SHARE TRANSACTIONS:
E*Trade
Issued	440,432	429,721	—	—
Reinvested	527	69	—	—
Redeemed	(295,675)	(345,570)	—	—

Change in E*Trade Shares	145,284	84,220	—	—

Morgan
Issued	1,956,248	2,343,733	38,470	37,515
Reinvested	175	85	5	8
Redeemed	(1,988,906)	(2,317,965)	(43,696)	(49,466)

Change in Morgan Shares	(32,483)	25,853	(5,221)	(11,943)

Premier
Issued	—	—	30,455	38,298
Reinvested	—	—	16	53
Redeemed	—	—	(39,404)	(58,208)

Change in Premier Shares	—	—	(8,933)	(19,857)

Reserve
Issued	—	—	144,352	356,735
Reinvested	—	—	77	4
Redeemed	—	—	(225,621)	(159,001)

Change in Reserve Shares	—	—	(81,192)	197,738

Service (a)
Issued	107,370	689,597	—	—
Reinvested	82	—	—	—
Redeemed	(144,933)	(529,143)	—	—

Change in Service Shares	(37,481)	160,454	—	—

(a)	Commencement of offering of class of shares effective July 1, 2009 for California Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	29

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
E*Trade
Proceeds from shares issued	$160,884	$188,417	$—	$—
Dividends and distributions reinvested	324	28	—	—
Cost of shares redeemed	(144,264)	(146,970)	—	—

Change in net assets from E*Trade capital transactions	$16,944	$41,475	$—	$—

Morgan
Proceeds from shares issued	$1,673,466	$1,516,863	$46,158	$38,623
Dividends and distributions reinvested	644	540	17	50
Cost of shares redeemed	(1,587,286)	(2,056,532)	(47,505)	(59,363)

Change in net assets from Morgan capital transactions	$86,824	$(539,129)	$(1,330)	$(20,690)

Premier
Proceeds from shares issued	$—	$—	$6,096	$9,762
Dividends and distributions reinvested	—	—	— (b)	2
Cost of shares redeemed	—	—	(4,636)	(6,975)

Change in net assets from Premier capital transactions	$—	$—	$1,460	$2,789

Reserve
Proceeds from shares issued	$53,285,091	$68,261,279	$54,191	$68,164
Dividends and distributions reinvested	175	30	18	46
Cost of shares redeemed	(53,254,537)	(68,403,827)	(48,010)	(102,860)

Change in net assets from Reserve capital transactions	$30,729	$(142,518)	$6,199	$(34,650)

Service (a)
Proceeds from shares issued	$80,003	$882,841	$29,839	$101,500
Dividends and distributions reinvested	97	—	13	21
Cost of shares redeemed	(91,135)	(778,595)	(28,548)	(82,124)

Change in net assets from Service capital transactions	$(11,035)	$104,246	$1,304	$19,397

Total change in net assets from capital transactions	$123,462	$(535,926)	$7,633	$(33,154)

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
SHARE TRANSACTIONS:
E*Trade
Issued	160,874	188,398	—	—
Reinvested	324	28	—	—
Redeemed	(144,264)	(146,970)	—	—

Change in E*Trade Shares	16,934	41,456	—	—

Morgan
Issued	1,673,467	1,516,864	46,158	38,604
Reinvested	644	540	17	50
Redeemed	(1,587,262)	(2,056,486)	(47,501)	(59,353)

Change in Morgan Shares	86,849	(539,082)	(1,326)	(20,699)

Premier
Issued	—	—	6,083	9,759
Reinvested	—	—	— (b)	2
Redeemed	—	—	(4,637)	(6,974)

Change in Premier Shares	—	—	1,446	2,787

Reserve
Issued	53,285,079	68,261,255	54,191	68,149
Reinvested	175	30	18	46
Redeemed	(53,254,537)	(68,403,827)	(47,996)	(102,835)

Change in Reserve Shares	30,717	(142,542)	6,213	(34,640)

Service (a)
Issued	80,000	882,838	29,835	101,495
Reinvested	98	—	13	21
Redeemed	(91,135)	(778,596)	(28,548)	(82,120)

Change in Service Shares	(11,037)	104,242	1,300	19,396

(a)	Commencement of offering of class of shares effective July 1, 2009.
(b)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	31

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain
California Municipal Money Market Fund
E*Trade
Year Ended February 28, 2011	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—
Year Ended February 29, 2008	1.00	0.02		—	(d)	0.02		(0.02)	—
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—

Morgan
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—

Service
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)
July 1, 2009 (f) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.02%.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

		Ratios/Supplemental data
				Ratios to average net assets (a)
Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$— (d)	$1.00	0.07%	$847,499	0.30%		0.01%		1.07%
— (d)	1.00	0.01	702,599	0.43	(e)	0.01		1.09
(0.01)	1.00	0.89	618,240	0.96	(e)	0.92		1.09
(0.02)	1.00	2.50	812,635	1.00		2.49		1.09
(0.03)	1.00	2.53	948,839	1.00		2.53		1.09

— (d)	1.00	0.06	399,696	0.31		0.00	(g)	0.62
— (d)	1.00	0.03	432,378	0.42	(e)	0.02		0.64
(0.01)	1.00	1.28	406,431	0.57	(e)	1.16		0.65
(0.03)	1.00	2.96	183,015	0.55		2.83		0.64
(0.03)	1.00	2.99	91,046	0.55		2.96		0.65

— (d)	1.00	0.06	122,928	0.31		0.00	(g)	1.07
—	1.00	0.00	160,478	0.26		0.00	(g)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	33

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain
Michigan Municipal Money Market Fund
Morgan
Year Ended February 28, 2011	$1.00	$—	(b)	$—		$—	(b)	$— (b)	$—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—
Year Ended February 28, 2009	1.00	0.01		—	(b)	0.01		(0.01)	—
Year Ended February 29, 2008	1.00	0.03		—	(b)	0.03		(0.03)	—
Year Ended February 28, 2007	1.00	0.03		—	(b)	0.03		(0.03)	—

Premier
Year Ended February 28, 2011	1.00	—	(b)	—		—	(b)	— (b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)	—
Year Ended February 29, 2008	1.00	0.03		—	(b)	0.03		(0.03)	—
Year Ended February 28, 2007	1.00	0.03		—	(b)	0.03		(0.03)	—

Reserve (g)
Year Ended February 28, 2011	1.00	—	(b)	—		—	(b)	— (b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	— (b)	—
Year Ended February 28, 2009	1.00	0.01		—	(b)	0.01		(0.01)	—
Year Ended February 29, 2008	1.00	0.03		—	(b)	0.03		(0.03)	—
Year Ended February 28, 2007	1.00	0.03		—	(b)	0.03		(0.03)	—

(a)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Amount rounds to less than 0.01%.
(d)	Includes insurance expense of 0.03%.
(e)	Includes insurance expense of 0.01%.
(f)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.
(g)	Effective February 19, 2005, Class A was renamed Reserve.
(h)	Includes insurance expense of 0.02%.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

		Ratios/Supplemental data
					Ratios to average net asset
Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$— (b)	$1.00	0.05%		$9,341	0.35%		0.00	%(c)	0.67%
— (b)	1.00	0.04		14,569	0.51	(d)	0.05		0.73
(0.01)	1.00	1.44		26,507	0.60	(e)	1.48		0.71
(0.03)	1.00	3.00	(f)	37,673	0.59		3.00		0.71
(0.03)	1.00	3.02		60,944	0.59		3.00		0.67

— (b)	1.00	0.05		29,209	0.35		0.00	(c)	0.52
— (b)	1.00	0.10		38,165	0.42	(d)	0.11		0.57
(0.02)	1.00	1.58		58,008	0.47	(h)	1.61		0.56
(0.03)	1.00	3.14	(f)	71,758	0.45		3.17		0.55
(0.03)	1.00	3.17		177,698	0.45		3.13		0.52

— (b)	1.00	0.05		139,538	0.35		0.00	(c)	0.77
— (b)	1.00	0.02		220,793	0.32	(e)	0.00	(c)	0.76
(0.01)	1.00	1.33		23,050	0.72	(h)	1.26		0.81
(0.03)	1.00	2.88	(f)	22,874	0.70		2.84		0.81
(0.03)	1.00	2.91		28,903	0.70		2.89		0.78

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	35

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain
New York Municipal Money Market Fund
E*Trade
Year Ended February 28, 2011	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—

Morgan
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—

Reserve
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—

Service
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.02%.
(f)	Includes insurance expense of 0.03%.
(g)	Amount rounds to less than 0.01%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

		Ratios/Supplemental data
				Ratios to average net assets (a)
Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$— (d)	$1.00	0.11%	$310,036	0.34%		0.01%		1.07%
— (d)	1.00	0.01	293,356	0.57	(e)	0.01		1.09
(0.01)	1.00	0.86	251,873	0.98	(e)	0.89		1.08
(0.03)	1.00	2.50	320,928	1.00		2.52		1.08
(0.03)	1.00	2.55	429,685	1.00		2.56		1.10

— (d)	1.00	0.10	830,150	0.34		0.01		0.62
— (d)	1.00	0.05	744,054	0.55	(f)	0.06		0.65
(0.01)	1.00	1.23	1,283,154	0.61	(e)	1.21		0.64
(0.03)	1.00	2.93	1,214,148	0.59		2.89		0.63
(0.03)	1.00	2.97	1,204,017	0.59		2.93		0.65

— (d)	1.00	0.10	395,301	0.34		0.01		0.72
— (d)	1.00	0.02	364,918	0.58	(f)	0.02		0.74
(0.01)	1.00	1.12	507,425	0.72	(e)	1.10		0.74
(0.03)	1.00	2.81	410,594	0.70		2.79		0.73
(0.03)	1.00	2.86	194,629	0.70		2.82		0.75

— (d)	1.00	0.10	93,124	0.34		0.00	(g)	1.07
—	1.00	0.00	104,245	0.44		0.00	(g)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	37

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain
Ohio Municipal Money Market Fund
Morgan
Year Ended February 28, 2011	$1.00	$—	(d)	$—		$—	(d)	$— (d)	$—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—
Year Ended February 29, 2008	1.00	0.03	(g)	—	(d)	0.03		(0.03)	—	(d)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—

Premier
Year Ended February 28, 2011	1.00	—	(d)	—		—	(d)	— (d)	—	(d)
Year Ended February 28, 2010	1.00	(0.01)		0.01		—	(d)	— (d)	—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—
Year Ended February 29, 2008	1.00	0.03	(g)	—	(d)	0.03		(0.03)	—	(d)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—

Reserve
Year Ended February 28, 2011	1.00	—	(d)	—		—	(d)	— (d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—
Year Ended February 29, 2008	1.00	0.03	(g)	—	(d)	0.03		(0.03)	—	(d)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—

Service
Year Ended February 28, 2011	1.00	—	(d)	—		—	(d)	— (d)	—	(d)
July 1, 2009 (j) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.03%.
(f)	Includes insurance expense of 0.02%.
(g)	Calculated based upon average shares outstanding.
(h)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.
(i)	Includes insurance expense of 0.01%.
(j)	Commencement of offering of class of shares.
(k)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

		Ratios/Supplemental data
					Ratios to average net assets (a)
Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$— (d)	$1.00	0.08%		$22,172	0.36%		0.01%		0.79%
— (d)	1.00	0.19		23,532	0.55	(e)	0.09		0.77
(0.01)	1.00	1.39		44,250	0.61	(f)	1.35		0.71
(0.03)	1.00	2.98	(h)	25,619	0.59		2.94		0.74
(0.03)	1.00	2.99		33,418	0.59		2.95		0.70

— (d)	1.00	0.08		5,039	0.36		0.01		0.64
— (d)	1.00	0.27		3,589	0.40	(i)	0.08		0.62
(0.02)	1.00	1.53		805	0.47	(f)	1.30		0.56
(0.03)	1.00	3.12	(h)	626	0.45		3.28		0.57
(0.03)	1.00	3.14		32,989	0.45		3.09		0.55

— (d)	1.00	0.08		30,018	0.36		0.01		0.89
— (d)	1.00	0.14		23,851	0.61	(e)	0.03		0.87
(0.01)	1.00	1.28		58,532	0.72	(f)	1.27		0.81
(0.03)	1.00	2.86	(h)	54,774	0.70		2.82		0.85
(0.03)	1.00	2.88		69,853	0.70		2.84		0.80

— (d)	1.00	0.08		20,703	0.36		0.00	(k)	1.25
— (d)	1.00	0.11		19,376	0.34		0.00	(k)	1.22

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	39

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 4 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
California Municipal Money Market Fund	E*Trade, Morgan and Service	JPM I	Diversified
Michigan Municipal Money Market Fund	Morgan, Premier and Reserve	JPM II	Non-Diversified
New York Municipal Money Market Fund	E*Trade, Morgan, Reserve and Service	JPM I	Diversified
Ohio Municipal Money Market Fund	Morgan, Premier, Reserve and Service	JPM II	Non-Diversified

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Each Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share of the Fund. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2011, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
California Municipal Money Market Fund #
Total Investments in Securities	$—	$1,360,321	$—	$1,360,321

Michigan Municipal Money Market Fund #
Total Investments in Securities	$—	$176,527	$—	$176,527

New York Municipal Money Market Fund #
Total Investments in Securities	$—	$1,627,250	$—	$1,627,250

Ohio Municipal Money Market Fund #
Total Investments in Securities	$—	$77,820	$—	$77,820

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

40	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

For each of the Funds, there were no transfers between Levels 1 and 2 during the year ended February 28, 2011.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of February 28, 2011 (amounts in thousands):

	Value	Percentage
California Municipal Money Market Fund	$14,150	1.0%
Michigan Municipal Money Market Fund	7,100	4.0

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts.

D. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

E. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F. Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually.

The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
California Municipal Money Market Fund	$115	$— (a)	$(115)
Michigan Municipal Money Market Fund	(4)	(26)	30
New York Municipal Money Market Fund	102	(65)	(37)
Ohio Municipal Money Market Fund	10	(12)	2

The reclassifications for the Funds relate primarily to distribution reclassifications (California Municipal Money Market Fund, Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund), prior year equalization (California Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund) and taxable overdistribution (California Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund).

(a)	Amount rounds to less than 1,000.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Funds. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	41

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each Fund and for such services is paid a fee. The Advisor’s fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is 0.08%.

Prior to January 1, 2010, JPMorgan Investment Advisors Inc. (“JPMIA”), which was an indirect, wholly-owned subsidiary of JPMorgan, acted as the investment advisor to the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund. Effective January 1, 2010, the investment advisory business of JPMIA was transferred to JPMIM and JPMIM became the investment advisor for the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund, assuming all rights and responsibilities of JPMIA with respect to the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund under the Investment Advisory Agreement. The appointment of JPMIM did not change the portfolio management team, investment strategies, investment advisory fees charged to the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund or the terms of the investment advisory agreement (other than the identity of the advisor).

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the year ended February 28, 2011, the annual effective rate was 0.07% of each Fund’s average daily net assets.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for E*Trade, Morgan, Reserve and Service Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund	0.60%	0.10%	n/a	0.60%
Michigan Municipal Money Market Fund	n/a	0.10	0.25%	n/a
New York Municipal Money Market Fund	0.60	0.10	0.25	0.60
Ohio Municipal Money Market Fund	n/a	0.10	0.25	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	0.30%	0.35%	n/a	n/a	0.30%
Michigan Municipal Money Market Fund	n/a	0.35	0.30%	0.30%	n/a
New York Municipal Money Market Fund	0.30	0.35	n/a	0.30	0.30
Ohio Municipal Money Market Fund	n/a	0.35	0.30	0.30	0.30

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

42	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	1.00%	0.59%	n/a	n/a	1.05%
Michigan Municipal Money Market Fund	n/a	0.59	0.45%	0.70%	n/a
New York Municipal Money Market Fund	1.00	0.59	n/a	0.70	1.05
Ohio Municipal Money Market Fund	n/a	0.59	0.45	0.70	1.05

The contractual expense limitation agreements were in effect for the year ended February 28, 2011. The expense limitation percentages in the table above are in place until at least June 30, 2011. In addition, the Funds’ service providers have voluntarily waived fees during the year ended February 28, 2011. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the year ended February 28, 2011, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Shareholder Servicing	Total
California Municipal Money Market Fund	$1	$659	$660
Michigan Municipal Money Market Fund	—	147	147
New York Municipal Money Market Fund	7	583	590
Ohio Municipal Money Market Fund	7	133	140

	Voluntary Waivers
	Shareholder Servicing	Distribution	Total
California Municipal Money Market Fund	$1,658	$5,572	$7,230
Michigan Municipal Money Market Fund	202	400	602
New York Municipal Money Market Fund	1,891	4,165	6,056
Ohio Municipal Money Market Fund	65	183	248

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Shareholder Servicing Agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the reimbursement is voluntary.

For the year ended February 28, 2011, the Funds did not invest in any money market funds.

G. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2011, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the year ended February 28, 2011, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	43

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

4. Federal Income Tax Matters

The tax character of distributions paid during the fiscal year ended February 28, 2011 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long Term Capital Gains	Tax Exempt Income	Total Distributions Paid
California Municipal Money Market Fund	$575	$—	$267	$842
Michigan Municipal Money Market Fund	30	—	69	99
New York Municipal Money Market Fund	798	3	805	1,606
Ohio Municipal Money Market Fund	7	—	45	52

The tax character of distributions paid during the fiscal year ended February 28, 2010 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long Term Capital Gains	Tax Exempt Income	Total Distributions Paid
California Municipal Money Market Fund	$89	$5	$87	$181
Michigan Municipal Money Market Fund	24	—	49	73
New York Municipal Money Market Fund	158	19	605	782
Ohio Municipal Money Market Fund	86	—	44	130

At February 28, 2011, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long Term Capital Gain or (Tax Basis Capital Loss Carryover)	Current Distributable Tax-Exempt Income
California Municipal Money Market Fund	$—	$—	$—
Michigan Municipal Money Market Fund	—	—	—
New York Municipal Money Market Fund	—	—	—
Ohio Municipal Money Market Fund	—	(1)	—

For the Funds, the cumulative timing differences primarily consist of Trustee deferred compensation and distributions payable (California Municipal Money Market Fund and Ohio Municipal Money Market Fund).

As of February 28, 2011, the following Funds had net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

2019
Ohio Municipal Money Market Fund	$1

5. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2011, or at any time during the year then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

44	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for California Municipal Money Market Fund and New York Municipal Money Market Fund.

In addition, California Municipal Money Market Fund, Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund each have a shareholder or shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own significant portions of the Funds’ outstanding shares.

Significant shareholder transactions, if any, may impact the Funds’ performance.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund, Michigan Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund primarily invest in issuers in the States of California, Michigan, New York and Ohio, respectively. An issuer’s ability to meet its obligation may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

7. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”), subsequently known as JPMorgan Investment Advisors Inc. (“JPMIA”), entered into agreements with the SEC (“the SEC order”) and the New York Attorney General (“NYAG settlement”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain One Group mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain funds and related matters. JPMIA was investment advisor to certain of the Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became investment advisor to such Funds.

Under the terms of the SEC Order and the NYAG settlement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain funds. Pursuant to the NYAG settlement, BOIA reduced its management fee for certain funds in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period commencing September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates were also dismissed. The court approved a settlement resolving all remaining claims in the litigation in Maryland.

The Funds will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	45

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan California Municipal Money Market Fund, JPMorgan Michigan Municipal Money Market Fund, JPMorgan New York Municipal Money Market Fund and JPMorgan Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan California Municipal Money Market Fund, JPMorgan Michigan Municipal Money Market Fund, JPMorgan New York Municipal Money Market Fund and JPMorgan Ohio Municipal Money Market Fund (hereafter referred to as the “Funds”) at February 28, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the periods then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2011

46	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees

William J. Armstrong (1941); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000-2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	148	None.

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	148	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present).

Dr. Matthew Goldstein (1941); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor, City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).	148	Director, New Plan Excel (NXL) (1999-2005); Director, National Financial Partners (NFP) (2003-2005); Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002-present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	148	None.

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	148	Director, Center for Communication, Hearing, and Deafness (1990-present).

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	148	Trustee, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	148	Director, Radio Shack Corp. (1987-2008); Trustee, Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	148	Trustee, American University in Cairo (1999-present); Trustee, Carleton College (2002-2010).

Fergus Reid, III (1932); Trustee of Trusts (Chairman) since 2005; Trustee (Chairman) of heritage J.P. Morgan Funds since 1987.	Chairman, Joe Pietryka, Inc. (formerly Lumelite Corporation) (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer, Lumelite Corporation (1985-2002).	148	Trustee, Morgan Stanley Funds (105 portfolios) (1992-present).

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	47

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees (continued)

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	148	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	148	None.
Interested Trustees

Frankie D. Hughes** (1952), Trustee of Trusts since 2008.	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	148	Trustee, The Victory Portfolios (2000-2008).

Leonard M. Spalding, Jr.*** (1935); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989-1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990-1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990-1998).	148	Director, Glenview Trust Company, LLC (2001-present); Trustee, St. Catharine College (1998-present); Trustee, Bellarmine University (2000-present); Director, Springfield-Washington County Economic Development Authority (1997-present); Trustee, Catholic Education Foundation
			(2005-present).

(1)	Each Trustee serves for an indefinite term, subject to the Trusts’ current retirement policy, which is age 75 for all Trustees, except that the Board has determined Messrs. Reid and Spalding should continue to serve until December 31, 2012.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (148 funds).

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment advisor, is a wholly-owned subsidiary of JPMorgan Chase & Co. Three other members of the Board of Trustees of Northwestern University are executive officers of registered investment advisors (not affiliated with JPMorgan) that are under common control with subadvisors to certain J.P. Morgan Funds.

**	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

***	Mr. Spalding is treated as an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

48	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Patricia A. Maleski (1960), President and Principal Executive Officer (2010)

Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled Vehicles since 2010; previously, Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)

Assistant Treasurer of the Trusts from 2009 to 2010; Executive Director, JPMorgan Funds Management, Inc. from February 2011; Vice President, JPMorgan Funds Management, Inc. from December 2008 to February 2011; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008, and Vice President of Credit Suisse, in the audit area from 1999 through 2005.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for privacy, personal trading and Code of Ethics compliance since 2004. Mr. Gulinello has been with JPMorgan Chase & Co. since 1972.

Michael J. Tansley (1964), Controller (2008)	Vice President, JPMorgan Funds Management, Inc. since July 2008; prior to joining JPMorgan Chase,
Mr. Tansley worked for General Electric, as Global eFinance Leader in GE Money from 2004 through 2008 and Vice President and Controller of GE Asset Management from 1998.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)

Executive Director and Assistant General Counsel, JPMorgan chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011; Associate, Willkie Farr & Gallagher LLP (law firm) from 2002 to 2005.

Gregory S. Samuels (1980) Assistant Secretary (2010)	Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Brian L. Duncan (1965), Assistant Treasurer (2008)*	Vice President, JPMorgan Funds Management, Inc. since June 2007; prior to joining JPMorgan Chase, Mr. Duncan worked for Penn Treaty American Corporation as Vice President and Controller from 2004 through 2007 and Assistant Vice President of Financial Reporting from 2003-2004.

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.

Laura S. Melman (1966), Assistant Treasurer (2006)

Executive Director, JPMorgan Funds Management, Inc. since February 2011, responsible for Taxation; Vice President, JPMorgan Funds Management, Inc. from August, 2006 to February 2011, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.

Francesco Tango (1971), Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	49

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at September 1, 2010, and continued to hold your shares at the end of the reporting period, February 28, 2011.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2010	Ending Account Value, February 28, 2011	Expenses Paid During September 1, 2010 to February 28, 2011*	Annualized Expense Ratio
California Municipal Money Market Fund
E*Trade
Actual	$1,000.00	$1,000.40	$1.54	0.31%
Hypothetical	1,000.00	1,023.26	1.56	0.31
Morgan
Actual	1,000.00	1,000.30	1.54	0.31
Hypothetical	1,000.00	1,023.26	1.56	0.31
Service
Actual	1,000.00	1,000.40	1.59	0.32
Hypothetical	1,000.00	1,023.21	1.61	0.32

Michigan Municipal Money Market Fund
Morgan
Actual	1,000.00	1,000.40	1.79	0.36
Hypothetical	1,000.00	1,023.01	1.81	0.36
Premier
Actual	1,000.00	1,000.40	1.74	0.35
Hypothetical	1,000.00	1,023.06	1.76	0.35
Reserve
Actual	1,000.00	1,000.40	1.79	0.36
Hypothetical	1,000.00	1,023.01	1.81	0.36

50	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

	Beginning Account Value, September 1, 2010	Ending Account Value, February 28, 2011	Expenses Paid During September 1, 2010 to February 28, 2011*	Annualized Expense Ratio
New York Municipal Money Market Fund
E*Trade
Actual	$1,000.00	$1,000.60	$1.64	0.33
Hypothetical	1,000.00	1,023.16	1.66	0.33
Morgan
Actual	1,000.00	1,000.60	1.69	0.34
Hypothetical	1,000.00	1,023.11	1.71	0.34
Reserve
Actual	1,000.00	1,000.60	1.64	0.33
Hypothetical	1,000.00	1,023.16	1.66	0.33
Service
Actual	1,000.00	1,000.60	1.69	0.34
Hypothetical	1,000.00	1,023.11	1.71	0.34

Ohio Municipal Money Market Fund
Morgan
Actual	1,000.00	1,000.60	1.69	0.34
Hypothetical	1,000.00	1,023.11	1.71	0.34
Premier
Actual	1,000.00	1,000.60	1.69	0.34
Hypothetical	1,000.00	1,023.11	1.71	0.34
Reserve
Actual	1,000.00	1,000.60	1.69	0.34
Hypothetical	1,000.00	1,023.11	1.71	0.34
Service
Actual	1,000.00	1,000.60	1.69	0.34
Hypothetical	1,000.00	1,023.11	1.71	0.34

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2011	J.P. MORGAN MONEY MARKET FUNDS	51

Tax Letter

(Unaudited)

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2011. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2011. The information necessary to complete your income tax returns for the calendar year ending December 31, 2011 will be received under separate cover.

Tax-Exempt Income

The following represents the percentage of distributions paid from net investment income that are exempt from federal income tax for the fiscal year ended February 28, 2011:

Exempt Distributions Paid
California Municipal Money Market Fund	100.00%
Michigan Municipal Money Market Fund	100.00
New York Municipal Money Market Fund	100.00
Ohio Municipal Money Market Fund	100.00

Long Term Capital Gain Designation — 15%

Each Fund hereby designates the following amount as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended February 28, 2011 (amounts in thousands):

Long-Term Capital Gain Distribution
New York Municipal Money Market Fund	$3

52	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2011

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and account balances

¡transaction history and account transactions

¡checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡open an account or provide contact information

¡give us your account information or pay us by check

¡make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡affiliates from using your information to market to you

¡sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011 All rights reserved. February 2011.	AN-MMKTST-211

Annual Report

J.P. Morgan Tax Free Funds

February 28, 2011

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 21, 2011 (Unaudited)

Dear Shareholder:

For many investors, the old adage “What’s old is new again,” may be the best way to describe the current economic recovery. While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.

In the U.S., economic momentum and growth appear to be accelerating, helped by pent-up consumer demand, improved balance sheets, and an extension of the Bush-era tax cuts. Additionally, this recovery has seen a sharp rebound in corporate profits. Investors responded enthusiastically to these developments, sending stock markets on an impressive rally, and leading to double-digit gains in 2010.

“While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.”

On the other hand, heightened tensions in the Middle East and renewed concerns about European debt resulted in an increase in market volatility, while the devastating earthquake and tsunami in Japan and the uncertain aftermath is likely to have lingering macroeconomic and market implications.

While positive tailwinds may continue to fuel economic growth, we remain concerned about the scope and potential impact of political unrest and other crises on global markets and economies.

U.S. Treasuries experience broad gains

Investors have continued to focus their investments on fixed income securities, particularly mortgage, investment grade corporate and high yield areas of the market. However, the heightened publicity surrounding the fiscal woes of state and local governments, and the expiration of the Build America Bond Program led many investors away from municipal bonds, which contributed to an increase in market volatility.

The Barclays Capital High Yield Index returned 17.5%, while the Barclays Capital U.S. Aggregate Bond Index returned 4.9%, and the Barclays Capital Emerging Markets Index returned 11.3% for the 12-month period ended February 28, 2011. The Barclays Capital Municipal Index returned 1.7% for the same period.

A late year U.S. stock market rally did little to reverse broad gains experienced by U.S. Treasuries in 2010. Stock market volatility, rising oil prices, and concerns about unrest in the

Middle East generally led to higher prices and lower yields for U.S. Treasuries and other safe haven investments. As of the end of the 12-month period ended February 28, 2011, the yield on the 10-year U.S. Treasury bond declined from 3.6% to 3.4%. Yields on the 30-year U.S. Treasury bond dropped slightly, from 4.6% to 4.5%, while yields on the 2-year U.S. Treasury bond dipped from 0.8% to 0.7% as of the end of the annual reporting period.

Improved economic outlook fuels equity rally

Stocks were supported by improved economic expectations and job growth, as well as the combination of the Federal Reserve’s launch of quantitative easing (QE2) and Congress’ extension of the Bush-era tax cuts. As of the 12-month reporting period ended February 28, 2011, the S&P 500 Index had reached a level of 1,327, an increase of 22.6% from 12 months prior.

Recently, however, risky assets have become more volatile as investors grew concerned about how the disaster in Japan, rising oil prices, and Middle East turmoil will impact the global recovery.

Rely on diversification to prepare for geopolitical risks

While the global economic recovery has demonstrated resiliency, the world is witnessing ongoing turmoil in the Middle East and uncertainty surrounding the fallout from the tragedy in Japan. Additionally, we continue to experience concerns about European sovereign debt.

This environment reminds us of the importance of preparing portfolios for shocks that could not only potentially derail the economic recovery, but also our investment goals. As “uncertainty” is often the only certainty, it makes sense for investors to prepare by maintaining a diversified approach to investing within the context of a balanced portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO-Investment Management Americas

J.P. Morgan Asset Management

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	1

A MESSAGE FROM GARY J. MADICH, CFA

Global Chief Investment Officer for J.P. Morgan Asset Management’s Global Fixed Income Group

APRIL 4, 2011 (Unaudited)

Flows into bond funds remain strong, although decreased from the very high levels of the past two years. Investors still seem to be drawn to the perception of bonds’ relative safety versus other investments and continue to allocate assets to fixed income securities given the uncertainty prevalent in today’s marketplace. While we believe that bonds play an essential role in any well-diversified portfolio, we would like to take this opportunity to remind you about the risks associated with bond funds and the importance of diversification.**

Bond prices generally decrease as interest rates rise and increase as interest rates fall. Currently, interest rates are at very low levels and most fixed income portfolios would be negatively impacted in an environment where interest rates may increase, as the fixed income securities held in the portfolios would likely decrease in value. This is a broad risk that applies to most portfolios of bonds across the spectrum of the fixed income market. Bond portfolios comprised mostly of municipal bonds share this risk and also carry other risks specific to the nature of their asset class.

The ability of states and municipalities to repay their debt could be hindered by unfavorable local economic or political events. This risk has garnered recent attention as many states have seen their growing budget deficit challenges become the topic of newspaper headlines, leading many investors to pull assets out of municipal bond funds.

Acknowledging the challenges that are facing many states and municipalities, our municipal and tax free funds have maintained their bias towards bonds with high credit quality and sectors that have historically demonstrated lower volatility. However, it is important to note that, given their inherent geographic concentration, state-specific municipal bond funds may experience a disproportionately negative impact as a result of unfavorable economic or political developments in the state or region where the funds are primarily invested.

While we certainly believe that municipal bond funds are a valuable tool for many investors, the risks associated with these funds serve as a stark reminder about the importance of a well-diversified portfolio. As an investor, the best way to guard against any type of risk is to proactively build a well-diversified portfolio, a portfolio that is able to withstand and benefit from a variety of future outcomes.

On behalf of the Funds’ fixed income portfolio management team,

Gary J. Madich, CFA

**	Diversification does not guarantee investment returns and does not eliminate the risk of loss.

2	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

J.P. Morgan Tax Free Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

For the first six months of the reporting period, the municipal bond market enjoyed a positive supply and demand environment and accommodative policies from the U.S. Federal Reserve, which contributed to historically low interest rates and helped support prices for the majority of municipal bond securities. However, the positive supply and demand environment began to reverse itself at the beginning of September 2010, leading municipal fixed income securities to register five consecutive months of negative returns.

Supply of municipal fixed income securities increased in early September 2010 and placed pressure on the market. This development was followed by an increase in U.S. Treasury interest rates and a wave of negative headlines related to the challenging fiscal conditions that many state and local municipalities were facing. In response, many investors began to withdraw assets allocated to municipal securities, ending 22 consecutive months of positive municipal bond fund inflows. The deteriorating supply and demand environment was amplified by the realization that the Build America Bond (BABs) would not likely be extended by Congress. BABS are taxable municipal bonds, in which the federal government rebates back 35% of the interest cost to the issuing entity.

Higher quality municipal securities underperformed during the first six months of the reporting period and then outperformed over the second half of the reporting period, as market conditions deteriorated. Bonds with maturities in the 6-12 year range were the strongest performers during the reporting period.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	3

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	1.62%
Barclays Capital California Competitive Intermediate Bond (1–17 Year) Index	2.78%

Net Assets as of 2/28/2011 (In Thousands)	$283,732
Duration as of 2/28/2011	6.4 Years

INVESTMENT OBJECTIVE**

The JPMorgan California Tax Free Bond Fund (the “Fund”) seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

On an absolute basis and relative to the Barclays Capital California Competitive Intermediate Bond (1-17 Year) Index (the “Benchmark”), the Fund’s placement along the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds), primarily on the 6-12 year segment, was a key driver of performance during the reporting period.

Positive economic and market trends in the municipal bond space defined the first half of the reporting period. These trends, however, reversed themselves in the beginning of September 2010 and the municipal bond market registered five consecutive months of negative returns. Interest rates followed a straight-line downward path for the first half of the reporting period, which was then offset by a period of rising rates that persisted for most of the remaining reporting period. This interest rate environment produced better returns for the intermediate (6-12 years) segment of the yield curve versus the shorter and longer parts of the curve.

The Fund’s tobacco and transportation holdings contributed to the Fund’s absolute performance and relative performance versus the Benchmark. The outperformance in these sectors was driven by the concentration of holdings in the better performing intermediate (6-12 years) part of the yield curve.

Meanwhile, the Benchmark had a large allocation to California state general obligation bonds, which performed strongly during the reporting period. While investments in these securities helped the Fund’s absolute return, its large underweight of

California state general obligation bonds versus the Benchmark detracted from its relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from highly rated, large state and local municipalities. The Fund began and finished the reporting period with longer duration (duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates) than the Benchmark. Given the volatility in the municipal bond market, the Fund used investments in money market funds to maintain liquidity and manage Fund flows.

CREDIT QUALITY ALLOCATIONS***
AAA	10.2%
AA	57.6
A	21.5
BAA	10.7

J.P. Morgan Investment Management (“JPMIM”) receives credit quality ratings on underlying securities of the portfolio from the three major ratings agencies — S&P, Moody’s and Fitch. When calculating the credit quality breakdown, JPMIM selects the middle rating of the agencies when all three agencies rate a security. JPMIM will use the lower of the two ratings if only two agencies rate a security and JPMIM will use one rating if that is all that is provided. Securities that are not rated by all three agencies are reflected as such.

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 28, 2011. The Fund’s composition is subject to change.

4	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2011

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		1.58%	3.61%	3.76%
With Sales Charge*		(2.21)	2.83	3.36
CLASS C SHARES	2/19/05
Without CDSC		1.09	3.10	3.42
With CDSC**		0.09	3.10	3.42
INSTITUTIONAL CLASS SHARES	12/23/96	1.62	3.72	3.90
SELECT CLASS SHARES	4/21/97	1.64	3.65	3.76

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/01 TO 2/28/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class A Shares prior to their inception date are based on the performance of the Select Class Shares. The actual returns of Class A Shares would have been different than shown because Class A Shares have different expenses than Select Shares.

Returns for Class C Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class C Shares would have been lower than shown because Class C Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan California Tax Free Bond Fund, Barclays Capital California Competitive Intermediate Municipal Bond (1–17 Year) Index and Lipper California Intermediate Municipal Debt Funds Index from February 28, 2001 to February 28, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital California Competitive Intermediate Municipal Bond (1–17 Year) Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper California Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital California Competitive Intermediate Municipal Bond (1–17 Year) Index represents the performance of California municipal bonds with maturities from 1 to 17 years. The Lipper California Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	5

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.55%
Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index	2.32%

Net Assets as of 2/28/2011 (In Thousands)	$5,260,605
Duration as of 2/28/2011	5.3 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

In the municipal bond market, positive trends marked the first half of the reporting period. However, this positive environment ended in August 2010 and was followed by six consecutive months of negative trends for municipal fixed income securities.

The Fund invested primarily in high-quality general obligation bonds, prerefunded bonds (bonds that are secured with U.S. government securities) and essential-service revenue bonds. While this quality bias hurt the Fund early in the reporting period, the Fund’s higher quality holdings cushioned the Fund when the municipal market deteriorated in the second half of the reporting period and boosted the Fund’s relative performance versus the Benchmark.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund continued to employ a bottom-up, security-selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk. The Fund maintained its quality bias, as the Fund’s portfolio managers preferred higher-quality issuances. For liquidity and to enhance the Fund’s overall credit quality, the Fund maintained its overweight versus the Benchmark in prerefunded bonds. The Fund was underweight states facing the most challenging fiscal conditions, such as California and New York. Meanwhile, the Fund did purchase ultra short (less than a year) issuances from Illinois, believing that these investments presented a compelling risk/reward opportunity. Given the volatility in the municipal bond market, the Fund used investments in money market funds to maintain liquidity and manage Fund flows.

CREDIT QUALITY ALLOCATIONS***
AAA	36.7%
AA	47.2
A	11.9
BAA	3.9
NR	0.3

J.P. Morgan Investment Management (“JPMIM”) receives credit quality ratings on underlying securities of the portfolio from the three major ratings agencies — S&P, Moody’s and Fitch. When calculating the credit quality breakdown, JPMIM selects the middle rating of the agencies when all three agencies rate a security. JPMIM will use the lower of the two ratings if only two agencies rate a security and JPMIM will use one rating if that is all that is provided. Securities that are not rated by all three agencies are reflected as such.

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 28, 2011. The Fund’s composition is subject to change.

6	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2011

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	12/31/03
Without Sales Charge		1.39%	3.71%	4.04%
With Sales Charge*		(2.39)	2.92	3.64
CLASS B SHARES	12/31/03
Without CDSC		0.70	3.00	3.39
With CDSC**		(4.30)	2.64	3.39
CLASS C SHARES	12/31/03
Without CDSC		0.74	3.02	3.38
With CDSC***		(0.26)	3.02	3.38
INSTITUTIONAL CLASS SHARES	9/10/01	1.66	3.96	4.14
SELECT CLASS SHARES	1/1/97	1.55	3.86	4.04

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/01 TO 2/28/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B, Class C and Institutional Class Shares prior to their inception dates are based on the performance of the Select Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Select Class Shares. The actual returns of Institutional Class Shares would have been different than shown because Institutional Class Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Intermediate Tax Free Bond Fund, Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index and Lipper Intermediate Municipal Debt Funds Index from February 28, 2001 to February 28, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark.

The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital Competitive Intermediate Municipal (1–17 year) Maturities Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	7

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.22%
Barclays Capital New York Competitive Intermediate (1–17 Year) Maturities Index	2.29%

Net Assets as of 2/28/2011 (In Thousands)	$789,202
Duration as of 2/28/2011	5.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan New York Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

On an absolute basis and relative to the Barclays Capital New York Competitive Intermediate (1-17 Year) Maturities Index (the “Benchmark”), the Fund’s placement along the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds), primarily on the 6-12 year segment, was a key driver of performance during the reporting period.

Positive economic and market trends in the municipal bond space defined the first half of the reporting period. These trends, however, reversed themselves in the beginning of September 2010 and the municipal bond market registered five consecutive months of negative returns. Interest rates followed a straight-line downward path for the first half of the reporting period, which was then offset by a period of rising rates that persisted for most of the remaining reporting period. This interest rate environment produced better returns for the intermediate (6-12 years) segment of the yield curve versus the shorter and longer parts of the curve.

The Fund’s holdings among New York state general obligation bonds and electric bonds contributed to its absolute performance and relative performance versus the Benchmark. The outperformance in these sectors was driven by the concentration of holdings in the better performing intermediate (6-12 years) part of the yield curve.

Meanwhile, Nassau County issuances held by the Fund hurt the Fund’s absolute performance and relative return versus the Benchmark as these securities declined due to investor con-

cerns about the Nassau Interim Finance Authority’s takeover of the county’s finances. The Nassau Interim Finance Authority is a New York state watchdog that was created in 2000.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from highly rated, large state and local municipalities. The Fund began and finished the reporting period with longer duration than the Benchmark. Given the volatility in the municipal bond market, the Fund used investments in money market funds to maintain liquidity and manage Fund flows.

CREDIT QUALITY ALLOCATIONS***
AAA	16.5%
AA	70.9
A	6.6
BAA	6.0

J.P. Morgan Investment Management (“JPMIM”) receives credit quality ratings on underlying securities of the portfolio from the three major ratings agencies – S&P, Moody’s and Fitch. When calculating the credit quality breakdown, JPMIM selects the middle rating of the agencies when all three agencies rate a security. JPMIM will use the lower of the two ratings if only two agencies rate a security and JPMIM will use one rating if that is all that is provided. Securities that are not rated by all three agencies are reflected as such.

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 28, 2011. The Fund’s composition is subject to change.

8	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2011

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/16/01
Without Sales Charge		1.00%	3.71%	3.77%
With Sales Charge*		(2.73)	2.91	3.37
CLASS B SHARES	2/16/01
Without CDSC		0.46	3.03	3.15
With CDSC**		(4.54)	2.67	3.15
CLASS C SHARES	1/31/03
Without CDSC		0.42	3.02	3.00
With CDSC***		(0.58)	3.02	3.00
INSTITUTIONAL CLASS SHARES	9/10/01	1.40	4.01	4.04
SELECT CLASS SHARES	1/1/97	1.22	3.81	3.84

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/01 TO 2/28/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B, and Institutional Class Shares prior to their inception dates are based on the performance of the Select Class Shares. Returns for Class C Shares prior to their inception date are based on the performance of the Class B Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Select Class Shares. The actual returns of Institutional Class Shares would have been different than shown because Institutional Class Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan New York Tax Free Bond Fund, Barclays Capital New York Competitive Intermediate (1–17 Year) Maturities Index and Lipper Intermediate Municipal Debt Funds Index from February 28, 2001 to February 28, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital New York Competitive Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital New York Competitive Intermediate (1–17 year) Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	9

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 97.2%
	Arkansas — 0.4%
	Special Tax — 0.4%
1,000	City of Springdale, Sales & Use Tax, Rev., AGM, 4.125%, 07/01/25	970

	California — 93.2%
	Certificate of Participation/Lease — 11.5%
1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation, Series C, Rev., COP, AGM, Zero Coupon, 09/01/19	645
2,000	California State Public Works Board, California State University, Series A, Rev., COP, NATL-RE, FGIC, 5.250%, 10/01/17	2,161
1,500	California State Public Works Board, Department Development Services, Porterville, Series C, Rev., COP, 6.000%, 04/01/25	1,563
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, Series J, Rev., COP, AMBAC, 5.250%, 01/01/16	1,077
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., COP, 5.250%, 06/01/12	103
1,675	California State Public Works Board, Lease, Department of Corrections, Series A, Rev., COP, AMBAC, 5.250%, 06/01/11	1,691
1,500	California State Public Works Board, Regents University, Series A, Rev., COP, 5.000%, 03/01/20	1,581
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., COP, 5.000%, 05/01/20	1,051
1,000	City of Laguna Hills, COP, 4.000%, 02/01/16	1,083
5,110	City of Los Angeles, Sonnenblick Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/15	5,174
1,240	City of Sacramento Financing Authority, Capital Improvement, Series A, Rev., COP, AMBAC, 5.000%, 12/01/19	1,283
1,000	Irvine Ranch Water District, COP, 5.000%, 03/01/26	1,062
1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space, Special Assessment, Series A, COP, NATL-RE, 5.000%, 10/01/19	1,671
1,500	Monterey County, Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,619
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.250%, 08/01/16	1,483
1,400	San Diego County, Justice Facilites, COP, 5.000%, 10/01/25	1,412

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificate of Participation/Lease — Continued
1,250	San Francisco City & County, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,284
1,500	San Francisco State Building Authority, California State & San Francisco Civic Center, Series A, Rev., COP, NATL-RE, FGIC, 5.000%, 12/01/20	1,545
	San Mateo Joint Power Authority, Capital Projects Program,
250	Rev., COP, NATL-RE, 6.500%, 07/01/15	285
2,190	Series A, Rev., COP, 5.250%, 07/15/21	2,323
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., COP, NATL-RE, 6.250%, 07/01/24	1,571
1,000	Santa Clara County Financing Authority, Series A, Rev., COP, AMBAC, 5.750%, 11/15/13	1,104

		32,771

	Education — 2.8%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,074
	California Educational Facilities Authority, Stanford University,
750	Series P, Rev., 5.250%, 12/01/13	838
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,720
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,100
2,000	University of California, Series Q, Rev., 5.250%, 05/15/26	2,122
1,000	University of California Regents Medical Center, Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,070

		7,924

	General Obligation — 30.0%
1,385	Berkeley Unified School District, GO, 4.000%, 08/01/16	1,485
1,500	Beverly Hills Unified School District, Capital Appreciation, Election of 2008, GO, Zero Coupon, 08/01/23	756
1,000	Carlsbad Unified School District, GO, Zero Coupon, 05/01/18	721
1,000	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/24	408
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,838
1,500	Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	601

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
1,915	Evergreen Elementary School District, Capital Appreciation, GO, AGC, Zero Coupon, 08/01/24	852
1,000	Fallbrook Union High School District, San Diego County, GO, NATL-RE, FGIC, 5.375%, 09/01/12	1,057
1,000	Glendale Community College District, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	751
1,000	Glendale Unified School District, GO, 4.000%, 09/01/14	1,081
2,540	Irvine Ranch Water District, COP, 5.000%, 03/01/25	2,724
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements, Series E, GO, AGM, 5.000%, 08/01/19	1,617
	Los Angeles Unified School District,
2,000	Series A, GO, 5.000%, 07/01/15	2,214
125	Series A, GO, FGIC, 6.000%, 07/01/15	143
1,000	Series I, GO, 5.000%, 07/01/25	1,012
1,650	Series KRY, GO, 5.000%, 07/01/12	1,737
	Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/18	1,094
1,000	Series H, GO, AGM, 5.000%, 07/01/19	1,080
1,115	Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/21	1,164
3,000	Monterey Peninsula Community College District, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 08/01/23	1,456
1,580	Moreland School District, Crossover, GO, AGM, 4.250%, 08/01/21	1,604
1,000	Murrieta Valley Unified School District Public Financing Authority, School District Election of 2006, GO, AGM, Zero Coupon, 09/01/24	430
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21	810
2,000	Napa Valley Unified School District, Election of 2006, Series A, GO, Zero Coupon, 08/01/27	734
	Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	830
1,015	GO, Zero Coupon, 08/01/25	451
1,500	GO, Zero Coupon, 08/01/26	609
1,500	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,026

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
	Pasadena Unified School District, Election of 2008,
1,000	Series A-1, GO, 5.000%, 08/01/20	1,083
1,150	Series A-1, GO, 5.000%, 08/01/22	1,204
1,500	San Bernardino City Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/23	1,522
1,000	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/14	923
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,228
2,400	Series F-1, GO, AGM, 5.250%, 07/01/27	2,474
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	2,557
2,000	San Francisco City & County, General Hospital Improvement, Series A, GO, 5.000%, 06/15/15	2,234
1,395	San Francisco Community College District, Election of 2005, Series D, GO, 5.000%, 06/15/26	1,425
2,680	San Francisco Unified School District, Proposition A, Election of 2006, Series E, GO, 5.000%, 06/15/14	2,984
1,500	San Jose Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/23	1,568
585	San Mateo County Community College District, Election of 2001, Series A, GO, NATL-RE, FGIC, 5.375%, 09/01/19	616
1,700	Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,847
1,200	Santa Clara Unified School District, GO, 5.000%, 07/01/16	1,377
2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/16	1,632
1,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/12	1,478
	State of California,
1,000	GO, 5.000%, 05/01/16	1,093
1,500	GO, 5.000%, 03/01/17	1,641
2,000	GO, 5.000%, 08/01/19	2,151
1,000	GO, 5.000%, 09/01/19	1,070
3,500	GO, 5.000%, 11/01/21	3,687
3,000	GO, 5.000%, 08/01/22	3,114
1,500	GO, NATL-RE, 4.000%, 09/01/14	1,594

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	11

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
120	GO, NATL-RE-IBC, 6.250%, 10/01/19 (p)	121
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17	1,775
	State of California, Various Purpose,
2,000	GO, 5.000%, 04/01/24	2,041
2,310	GO, 5.250%, 10/01/22	2,470
1,000	GO, 5.500%, 04/01/23	1,067
1,500	Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/23	1,587
3,050	Walnut Valley Unified School District, Series A, GO, NATL-RE, 7.200%, 02/01/16	3,222
1,500	West Contra Costa Unified School District, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,106

		85,176

	Hospital — 3.0%
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 11/15/20	1,020
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/24	1,684
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.500%, 08/15/18	1,103
1,000	Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/18	929
1,565	Sierra View Local Health Care District, Rev., 5.100%, 07/01/21	1,549
	University of California Regents Medical Center,
1,500	Series D, Rev., 5.000%, 05/15/20	1,576
500	Series E, Rev., 5.000%, 05/15/15	542

		8,403

	Housing — 1.5%
	California Housing Finance Agency, Home Mortgage,
1,500	Series B, Rev., 4.800%, 02/01/23	1,363
1,000	Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	981
1,000	Series J, Rev., AMT, AGM, 4.750%, 08/01/15	1,026
895	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.750%, 06/15/11	904

		4,274

	Other Revenue — 9.5%
750	Beverly Hills Public Financing Authority, Capital Improvement Project, Rev., 4.000%, 06/01/16	820

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
260	Burlingame Financing Authority, Rev., 4.750%, 10/15/11	267
2,000	California State Department of Water Resources, Power Supply, Series L, Rev., 5.000%, 05/01/14	2,211
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., 5.000%, 11/01/16	1,067
515	California Statewide Communities Development Authority, Shutter Health, Series A, Rev., 5.000%, 08/15/19	545
	City of Long Beach,
1,000	Series A, Rev., 5.000%, 05/15/25	1,041
1,500	Series B, Rev., 5.000%, 05/15/26	1,551
1,000	City of Los Angeles, Waste Water System, Sub Series A, Rev., 4.000%, 06/01/15	1,083
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded, Enhanced Asset Backed,
1,000	Series A, Rev., 5.000%, 06/01/19	996
1,000	Series A-1, Rev., 5.000%, 06/01/13	1,027
545	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/16	617
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/26	2,045
1,000	Series A, Rev., 5.000%, 05/15/27	1,016
	San Francisco Bay Area Rapid Transit District,
2,790	Rev., 5.000%, 07/01/26	2,945
1,500	Rev., 5.000%, 07/01/27	1,570
1,200	San Francisco City & County Airports Commission, Series B, Rev., 5.000%, 05/01/18	1,309
	San Francisco City & County Public Utilities Commission,
1,970	Sub Series A, Rev., 5.000%, 11/01/14	2,187
2,380	Sub Series A, Rev., 5.000%, 11/01/26	2,465
1,350	University of California, Series U, Rev., 5.000%, 05/15/14	1,501
650	University of California, Limited Project, Series E, Rev., 4.000%, 05/15/15	698

		26,961

	Prerefunded — 3.6%
	California State Department of Water Resources, Water Systems,
565	Series J-3, Rev., 7.000%, 12/01/12 (p)	626
830	City of San Bernardino, Single Family Mortgage, Series A, Rev., FHA/VA MTGS, GNMA COLL, 7.500%, 05/01/23 (p)	1,064

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Prerefunded — Continued
1,795	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	930
2,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded, Enhanced Asset Backed, Series B, Rev., FGIC-TCRS, 5.500%, 06/01/13 (p)	2,210
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, NATL-RE, 6.000%, 08/01/15 (p)	1,194
	San Marcos Public Facilities Authority, CR,
1,990	Rev., Zero Coupon, 03/01/14 (p)	1,909
715	Rev., Zero Coupon, 01/01/19 (p)	563
1,485	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/14 (p)	1,679

		10,175

	Private Placement — 1.9%
1,907	California State Polytechnic University, GO, 5.055%, 03/15/14 (f) (i)	1,926
	Los Angeles County Community Facilities District No.3, Improvement Area B, Special Tax
500	Series A, AMBAC, 5.625%, 09/01/11 (f) (i)	506
1,395	Series A, AMBAC, 5.625%, 09/01/13 (f) (i)	1,408
1,835	Roseville Finance Authority, Special Tax, Senior Lien, Series A, AMBAC, 4.250%, 09/01/22 (f) (i)	1,477

		5,317

	Special Tax — 3.5%
490	Carson Redevelopment Agency, Redevelopment Project Area No. 1, Tax Allocation, NATL-RE, 5.500%, 10/01/14	510
1,000	Colton Public Financing Authority, Tax Allocation, Series A, NATL-RE, 5.000%, 08/01/18	1,000
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,223
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier, Series A, Rev., AMBAC, 5.000%, 07/01/13	2,182
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier Senior, Rev., 5.000%, 07/01/18	2,289
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Unrefunded Balance, Series W, Rev., NATL-RE, 5.000%, 02/01/18	376
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, NATL-RE, FGIC, 5.250%, 08/15/18	1,367

		9,947

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 7.0%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
2,000	Series F, Rev., 5.000%, 04/01/18	2,214
1,500	Series F, Rev., 5.000%, 04/01/25	1,572
500	California State Department of Transportation, Federal Highway, Series A, Rev., 4.000%, 02/01/12	515
	Los Angeles Department of Airports,
1,000	Series D, Rev., 5.000%, 05/15/15	1,094
1,250	Series E, Rev., 4.500%, 05/15/16	1,347
	Los Angeles Harbor Department,
1,500	Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,648
1,500	Series C, Rev., 5.000%, 08/01/14	1,660
1,000	Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,087
1,500	Port of Oakland, Inter Lien, Series A, Rev., NATL-RE, 5.000%, 11/01/14	1,598
1,500	Sacramento County, Airport Systems, Series A, Rev., AGM, 5.000%, 07/01/22	1,536
1,500	San Francisco City & County Airports Commission, Second Series, Series C, Rev., AGM, 5.000%, 05/01/17	1,671
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., NATL-RE, FGIC, 5.000%, 05/01/14	1,088
1,000	Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,107
1,500	San Francisco City & County Airports Commission, Second Series, Issue 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,616

		19,753

	Utility — 8.2%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., NATL-RE, 5.250%, 10/01/16	3,384
1,535	Anaheim Public Financing Authority, Electric Systems Distribution, Rev., 5.000%, 10/01/22	1,623
	California State Department of Water Resources, Power Supply,
1,500	Series A, Rev., NATL-RE, 5.250%, 05/01/12	1,582
1,000	Series H, Rev., 5.000%, 05/01/22	1,079
2,860	City of Burbank, Water & Power, Series A, Rev., 5.000%, 06/01/22	3,048
2,020	City of Pasadena, Rev., 4.000%, 08/01/17	2,187
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,479

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	13

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Utility — Continued
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.000%, 07/01/23	1,599
1,500	Series B, Rev., 5.250%, 07/01/23	1,626
1,000	Series B, Rev., AGM, 5.125%, 07/01/15	1,082
1,000	Series B, Rev., AGM, 5.125%, 07/01/16	1,079
1,500	Northern California Gas Authority No. 1, Series A, Rev., 5.000%, 07/01/11	1,519
2,135	Southern California Public Power Authority, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,123

		23,410

	Water & Sewer — 10.7%
	California State Department of Water Resources, Water Systems,
2,500	Series AF, Rev., 5.000%, 12/01/24	2,695
2,500	Series AF, Rev., 5.000%, 12/01/25	2,670
1,500	Series AG, Rev., 5.000%, 12/01/24	1,630
1,435	California State Department of Water Resources, Water Systems, Unrefunded Balance, Series J-3, Rev., 7.000%, 12/01/12	1,589
1,000	City of Riverside, Riverside Sewer, Rev., 5.000%, 08/01/15	1,125
1,000	City of Riverside, Water Revenue, Series A, Rev., 5.000%, 10/01/15	1,130
1,500	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	694
1,500	City of Vallejo, Water Revenue, Rev., NATL-RE, 5.000%, 05/01/21	1,403
1,500	East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,564
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.250%, 07/01/24	1,609
1,000	Sub Series A-1, Rev., AMBAC, 5.000%, 07/01/15	1,126
	Metropolitan Water District of Southern California,
1,000	Rev., 5.000%, 07/01/20	1,128
1,000	Series E, Rev., 3.750%, 07/01/14	1,072
1,500	Sacramento County Sanitation Districts Financing Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,616
	San Diego Public Facilities Financing Authority,
1,000	Series A, Rev., 5.000%, 08/01/21	1,078
1,500	Series A, Rev., 5.000%, 05/15/25	1,550

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — Continued
2,000	Series B, Rev., 5.000%, 08/01/25	2,064
	San Francisco City & County Public Utilities Commission,
2,000	Series A, Rev., 5.000%, 11/01/16	2,260
2,000	Series B, Rev., 5.000%, 11/01/20	2,222

		30,225

	Total California	264,336

	Illinois — 0.7%
	Transportation — 0.7%
2,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/21	2,053

	Kentucky — 0.4%
	Certificate of Participation/Lease — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., COP, AGM, 5.250%, 10/01/18	1,127

	Ohio — 0.3%
	Housing — 0.3%
915	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.100%, 09/01/13	943

	Pennsylvania — 0.4%
	Hospital — 0.4%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,103

	Puerto Rico — 1.2%
	Special Tax — 0.1%
420	Puerto Rico Highway & Transportation Authority, Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	455

	Utility — 1.1%
3,000	Puerto Rico Electric Power Authority, Series BB, Rev., NATL-RE, 6.000%, 07/01/11	3,050

	Total Puerto Rico	3,505

	South Carolina — 0.2%
	General Obligation — 0.2%
550	Charleston County, GO, NATL-RE-IBC, 3.000%, 09/01/14	581

	Texas — 0.4%
	Transportation — 0.4%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/17	1,131

	Total Municipal Bonds (Cost $273,365)	275,749

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.8%
	Investment Company — 1.8%
5,249	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (m) (Cost $5,249)	5,249

	Total Investments — 99.0% (Cost $278,614)	280,998
	Other Assets in Excess of Liabilities — 1.0%	2,734

	NET ASSETS — 100.0%	$283,732

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	15

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 97.8%
	Alabama — 0.5%
	Education — 0.2%
10,000	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	11,393

	General Obligation — 0.2%
1,790	City of Huntsville, Capital Improvement Works, Series A, GO, 5.000%, 09/01/22	1,970
	City of Huntsville, School, Capital Improvement Works,
1,000	Series B, GO, 5.000%, 09/01/22	1,100
1,000	Series B, GO, 5.000%, 09/01/26	1,060
4,675	City of Mobile, GO, AMBAC, 5.500%, 08/15/11 (p)	4,878

		9,008

	Prerefunded — 0.1%
6,960	Jefferson County, Water & Sewer System, Capital Improvement, Rev., FGIC, 5.125%, 08/01/12 (p)	7,382

	Total Alabama	27,783

	Alaska — 0.3%
	Certificate of Participation/Lease — 0.2%
12,275	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., COP, AGC, 5.500%, 09/01/23	13,502

	General Obligation — 0.0% (g)
1,495	City of North Slope Boro, Capital Appreciation, Series B, GO, NATL-RE, Zero Coupon, 06/30/11	1,492

	Utility — 0.1%
	Alaska Municipal Bond Bank Authority,
1,000	Series 1, Rev., 5.250%, 09/01/23	1,075
1,000	Series 1, Rev., 5.375%, 09/01/25	1,059
1,000	Series 1, Rev., 5.500%, 09/01/27	1,053

		3,187

	Total Alaska	18,181

	Arizona — 3.4%
	Certificate of Participation/Lease — 1.1%
	Arizona School Facilities Board,
29,180	COP, 5.000%, 09/01/12	30,591
15,000	COP, 5.750%, 09/01/18	16,888
5,000	Series A-2, COP, AGM-CR, FGIC, 5.000%, 09/01/17	5,293
1,680	Series A-3, COP, AGM-CR, FGIC, 5.000%, 09/01/17	1,778

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificate of Participation/Lease — Continued
1,000	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/18	1,077

		55,627

	Education — 0.1%
5,000	Arizona State University, Rev., AGM, 5.250%, 07/01/12	5,309

	General Obligation — 0.3%
5,595	City of Tempe, Series C, GO, 5.000%, 07/01/20	6,449
5,000	Maricopa County Community College District, Series C, GO, 3.000%, 07/01/13	5,232
905	Maricopa County Unified School District No. 89-Dysart, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,021
4,455	Tempe Union High School District No. 213, GO, AGM, 5.000%, 07/01/13	4,868

		17,570

	Hospital — 0.7%
	Arizona Health Facilities Authority, Banner Health,
3,000	Series D, Rev., 5.000%, 01/01/13	3,145
3,000	Series D, Rev., 5.000%, 01/01/14	3,187
5,000	Series D, Rev., 5.000%, 01/01/16	5,331
2,500	Series D, Rev., 5.000%, 01/01/23	2,526
5,000	Series D, Rev., 5.000%, 01/01/24	4,986
10,000	Series D, Rev., 5.500%, 01/01/19	10,710
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.260%, 02/02/15	4,332
580	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.750%, 12/01/12	581
1,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/15	1,078

		35,876

	Other Revenue — 0.1%
7,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/23	7,146

	Prerefunded — 0.4%
	Arizona School Facilities Board, State School Trust,
14,360	Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	16,616
5,540	Maricopa County IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	5,156
1,000	Tucson & Pima Counties IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/01/14 (p)	933

		22,705

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Special Tax — 0.4%
	Glendale Western Loop 101 Public Facilities Corp.,
5,000	Series A, Rev., 6.250%, 07/01/38	5,119
10,250	Series A, Rev., 7.000%, 07/01/28	10,806
5,000	Series A, Rev., 7.000%, 07/01/33	5,241

		21,166

	Transportation — 0.2%
	Arizona State Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/17	5,600
4,675	Series B, Rev., 5.000%, 07/01/16	5,280

		10,880

	Utility — 0.1%
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/20	1,123
500	Series A, Rev., 5.000%, 01/01/21	560
1,000	Series A, Rev., 5.000%, 01/01/22	1,090

		2,773

	Water & Sewer — 0.0% (g)
1,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/24	1,075

	Total Arizona	180,127

	California — 12.3%
	Certificate of Participation/Lease — 0.7%
	California State Public Works Board, California State University,
2,040	Series B, Rev., COP, AGM, 5.000%, 04/01/21	2,107
2,245	Series B, Rev., COP, AGM, 5.000%, 04/01/23	2,279
1,850	California State Public Works Board, Department of Corrections & Rehabilitation, Series E, Rev., COP, XLCA, 5.000%, 06/01/18	1,921
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., COP, AGM, 5.000%, 04/01/22	2,844
2,105	Series C, Rev., COP, AGM, 5.000%, 04/01/24	2,117
2,310	Series C, Rev., COP, AGM, 5.000%, 04/01/26	2,279
1,000	California State Public Works Board, Department of General Services, Series A, Rev., COP, AMBAC, 5.250%, 12/01/19	1,013
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., COP, 5.000%, 06/01/13	2,535
2,330	Series A, Rev., COP, 5.000%, 06/01/14	2,482
3,500	Series A, Rev., COP, 5.000%, 06/01/19	3,578

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificate of Participation/Lease — Continued
1,750	Series A, Rev., COP, 5.000%, 06/01/20	1,775
	California State Public Works Board, Department of Justice,
1,285	Series D, Rev., COP, AGM, 5.000%, 04/01/21	1,327
1,415	Series D, Rev., COP, AGM, 5.000%, 04/01/23	1,437
1,560	Series D, Rev., COP, AGM, 5.000%, 04/01/25	1,555
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	4,316
1,700	Fontana Public Finance Authority, Rev., COP, AMBAC, 5.250%, 09/01/19	1,720

		35,285

	Education — 0.7%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	1,958
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.250%, 10/01/20	3,566
	California State University, Systemwide,
1,000	Series C, Rev., AGM, 5.000%, 11/01/13	1,082
1,000	Series C, Rev., AGM, 5.000%, 11/01/14	1,097
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	523
	University of California,
10,000	Series O, Rev., 5.750%, 05/15/28	10,943
5,000	Series O, Rev., 5.750%, 05/15/30	5,350
10,000	Series O, Rev., 5.750%, 05/15/34	10,486

		35,005

	General Obligation — 5.7%
	Carlsbad Unified School District,
1,000	GO, Zero Coupon, 05/01/15	872
2,000	GO, Zero Coupon, 05/01/18	1,442
2,070	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/24	844
5,415	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/12	5,319
19,755	Grossmont-Cuyamaca Community College District, Capital Appreciation, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	7,566
	Long Beach Community College District, Election of 2002, Capital Appreciation,

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	17

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,052
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	2,552
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	2,870
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/23	2,639
	Los Angeles Unified School District,
7,750	Series B, GO, AGM, 4.750%, 07/01/19	8,189
6,880	Series B, GO, FGIC, 4.750%, 07/01/21	7,091
6,120	Series I, GO, 5.250%, 07/01/23	6,423
24,190	Los Angeles Unified School District, Election of 2002, Series A, GO, AGM, 5.000%, 07/01/21	25,333
2,925	Los Rios Community College District, Election of 2002, Series B, GO, NATL-RE, 5.000%, 08/01/19	3,100
2,085	Napa Valley Unified School District, Election of 2002, GO, NATL-RE, FGIC, 5.000%, 08/01/27	2,080
	Palomar Pomerado Health, Capital Appreciation,
3,140	Series A, GO, NATL-RE, Zero Coupon, 08/01/15	2,682
3,615	Series A, GO, NATL-RE, Zero Coupon, 08/01/18	2,472
1,595	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/15	1,386
8,945	San Francisco City & County Unified School District, Election of 2003, Series B, GO, AGM, 5.000%, 06/15/23	9,398
	Santa Monica Community College District, Election of 2007,
2,880	Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/11	2,869
1,575	Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/13	1,490
295	Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	270
1,100	Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	1,005
	State of California,
6,875	GO, 5.000%, 11/01/15	7,631
5,000	GO, 5.000%, 08/01/16	5,582
8,545	GO, 5.000%, 02/01/21	8,886
1,650	GO, 5.000%, 08/01/22	1,698
5,000	GO, 5.125%, 04/01/23	5,089
3,000	GO, 5.250%, 02/01/18	3,157
1,150	GO, NATL-RE, 5.000%, 06/01/21	1,193

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
3,590	GO, NATL-RE, 5.250%, 02/01/26	3,618
5,000	GO, NATL-RE, FGIC-TCRS, 5.250%, 02/01/15	5,372
4,655	Series 2, GO, 5.000%, 09/01/20	4,898
	State of California, Economic Recovery,
7,535	Series A, GO, 5.000%, 07/01/15	8,209
25,860	Series A, GO, NATL-RE, 5.000%, 07/01/15	28,171
6,000	Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	6,652
23,300	Series A, GO, NATL-RE, FGIC-TCRS, 5.000%, 07/01/17	23,566
10,000	Series B, GO, 5.000%, 07/01/11 (p)	10,159
	State of California, Various Purpose,
8,150	GO, 5.000%, 03/01/14	8,872
15,000	GO, 5.000%, 04/01/17	16,666
6,790	GO, 5.500%, 04/01/18	7,738
6,800	GO, 5.500%, 04/01/21	7,492
15,000	GO, 5.625%, 04/01/26	15,790
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	7,415
2,000	Torrance Unified School District, Election of 1998, Series B, GO, AGM, 5.000%, 08/01/15	2,036
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, AGM, 5.000%, 08/01/25	2,752
	West Valley-Mission Community College District, Election of 2004,
2,840	Series A, GO, AGM, 5.000%, 08/01/23	2,937
5,695	Series A, GO, AGM, 5.000%, 08/01/25	5,813

		301,336

	Hospital — 0.3%
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/28	2,167
2,450	Series C, Rev., 6.500%, 10/01/33	2,665
6,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/22	6,054
	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.000%, 11/15/18	3,041
1,000	Rev., 5.250%, 11/15/23	987

		14,914

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — 0.8%
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health, Rev., 6.500%, 10/01/38	2,131
	California State University,
6,345	Series A, Rev., AGM, 4.750%, 11/01/21	6,487
6,740	Series A, Rev., AGM, 4.750%, 11/01/23	6,813
17,485	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 4.500%, 06/01/27	12,537
10,000	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed, Series A, Rev., AMBAC, 5.000%, 06/01/21	9,764
2,250	Rancho Mirage Redevelopment Agency, Merged Redevelopment Whitewater, Tax Allocation, Series A, NATL-RE, 5.000%, 04/01/22	2,182
	Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,397
2,000	Rev., AGM, 5.000%, 08/01/20	2,202

		43,513

	Prerefunded — 1.9%
35	California Health Facilities Financing Authority, Providence Health, Rev., 6.500%, 10/01/18 (p)	44
500	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.000%, 12/01/12 (p)	554
8,000	California State Department of Water Resources, Power Supply, Series A, Rev., XLCA, 5.375%, 05/01/12 (p)	8,544
22,205	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	25,070
	Golden State Tobacco Securitization Corp., Asset-Backed,
7,350	Series A-2, Rev., 7.900%, 06/01/13 (p)	8,466
3,305	Series A-4, Rev., 7.800%, 06/01/13 (p)	3,800
	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed,
1,000	Series B, Rev., 5.000%, 06/01/12 (p)	1,057
5,000	Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,469
5,000	Huntington Park Redevelopment Agency, Capital Appreciation, Junior Lien Tax-Merged, TAN, Zero Coupon, 01/01/19 (p)	3,937
	Los Angeles Unified School District, Election of 1997,
13,455	Series E, GO, NATL-RE, 5.125%, 07/01/12 (p)	14,290
11,755	Series F, GO, FGIC, 5.000%, 07/01/13 (p)	12,912

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — Continued
2,020	Rio Hondo Community College District, Series A, GO, NATL-RE, 5.250%, 08/01/14 (p)	2,301
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	787
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,175
2,000	Solano County, COP, NATL-RE, 5.250%, 11/01/12 (p)	2,153
2,065	State of California, GO, 5.000%, 02/01/14 (p)	2,304
5,215	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/14 (p)	5,897

		99,760

	Special Tax — 0.0% (g)
1,000	Capistrano Unified School District Community Facilities District No. 87-1, Special Tax, AMBAC, 5.000%, 09/01/12	1,040

	Transportation — 0.7%
5,000	Bay Area Governments Association, State Payment Acceleration Notes, Rev., NATL-RE, FGIC, 5.000%, 08/01/17	5,041
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/18	2,214
	Los Angeles Department of Airports, Ontario International,
3,230	Series A, Rev., AMT, NATL-RE, 4.750%, 05/15/13	3,419
3,410	Series A, Rev., AMT, NATL-RE, 4.750%, 05/15/14	3,635
20,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 05/01/12	20,916

		35,225

	Utility — 0.6%
10,000	California State Department of Water Resources, Power Supply, Series A, Rev., AMBAC, 5.500%, 05/01/12 (p)	10,694
4,180	City of Riverside, Riverside Electric, Rev., AGM, 5.250%, 10/01/11 (p)	4,344
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,451
9,545	Series A, Rev., 5.250%, 11/15/22	9,271
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., AGM, 5.500%, 01/01/13	5,398

		32,158

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	19

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Water & Sewer — 0.9%
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance, Series J-1, Rev., 7.000%, 12/01/12	2,038
785	City of Long Beach, Water System, Series A, Rev., NATL-RE, 5.750%, 05/01/15	872
5,000	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	2,313
	City of Vallejo,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	2,758
3,160	Rev., NATL-RE, 5.000%, 05/01/23	2,847
3,320	Rev., NATL-RE, 5.000%, 05/01/24	2,928
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,030
10,435	Contra Costa Water District, Series K, Rev., AGM, 5.500%, 10/01/14	10,727
7,560	Los Angeles Wastewater System, Subseries A, Rev., NATL-RE, 4.200%, 06/01/17	7,802
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/21	3,802
2,165	Series A, Rev., 5.000%, 05/15/22	2,315
6,200	Series A, Rev., 5.000%, 05/15/23	6,540
1,000	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., NATL-RE, 5.000%, 09/01/19	1,069

		49,041

	Total California	647,277

	Colorado — 3.6%
	Certificate of Participation/Lease — 0.1%
5,000	Colorado Higher Education, Capital Construction, COP, 5.250%, 11/01/23	5,264

	Education — 0.1%
2,035	Arapahoe County School District No. 6-Littleton, GO, NATL-RE, FGIC, 5.250%, 12/01/12 (p)	2,201
	University of Colorado, Enterprise System,
500	Series A, Rev., 5.500%, 06/01/21	574
1,480	Series A, Rev., 5.500%, 06/01/26	1,597
750	Series A, Rev., 5.750%, 06/01/28	814
250	University of Northern Colorado, Auxiliary Facilities System, Series A, Rev., AGM, 5.000%, 06/01/11	253

		5,439

	General Obligation — 1.5%
23,470	Adams & Arapahoe Joint School District 28J Aurora, GO, 6.250%, 12/01/26	26,726

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
1,000	Arapahoe County School District No. 5-Cherry Creek, Series B, GO, 6.000%, 12/15/12	1,094
6,845	Denver City & County, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	8,080
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	1,886
5,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, Capital Appreciation, Series B, GO, Zero Coupon, 12/15/14	4,591
	Highlands Ranch Metropolitan District, Family and Children’s Fund Bonds,
1,295	GO, 5.000%, 12/01/12	1,391
1,240	GO, 5.000%, 12/01/13	1,369
	Jefferson County School District R-001,
18,325	GO, 5.000%, 12/15/20	21,058
9,500	GO, 5.000%, 12/15/22	10,732

		76,927

	Hospital — 0.1%
	Colorado Health Facilities Authority, Boulder Hospital,
1,000	Series B, Rev., NATL-RE, 6.000%, 10/01/12	1,064
710	Series C, Rev., NATL-RE, 6.000%, 10/01/11	728
615	Series C, Rev., NATL-RE, 6.000%, 10/01/12	655
825	Series C, Rev., NATL-RE, 6.000%, 10/01/13	899
585	Series C, Rev., NATL-RE, 6.000%, 10/01/14	650
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 5.000%, 02/01/17	1,234

		5,230

	Housing — 0.0% (g)
15	Colorado Housing & Finance Authority, Rev., 5.375%, 08/01/12	15

	Other Revenue — 0.1%
5,000	Denver City & County, Airport, Series B, Rev., 5.500%, 11/15/13 (p)	5,640

	Prerefunded — 1.3%
42,790	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	37,806
17,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	16,317
10,000	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	6,338

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Prerefunded — 1.3%
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings, Series B, GO, AGM, 5.750%, 12/15/12 (p)	1,841
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,850
	University of Colorado, Enterprise System,
2,250	Series A, Rev., FGIC, 5.000%, 06/01/12 (p)	2,377
1,000	Series B, Rev., FGIC, 5.250%, 06/01/13 (p)	1,102

		71,631

	Transportation — 0.4%
7,675	Colorado Department of Transportation, Series B, Rev., NATL-RE, 5.500%, 06/15/15	8,855
	Denver City & County, Airport,
3,030	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/13	3,266
5,000	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	5,437
2,500	Series E, Rev., NATL-RE, FGIC, 5.250%, 11/15/13	2,645

		20,203

	Total Colorado	190,349

	Connecticut — 1.4%
	General Obligation — 0.8%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	7,705
5,000	Series A, GO, 5.000%, 02/15/23	5,486
6,020	Series A, GO, NATL-RE, 5.000%, 03/01/14 (p)	6,728
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,062
3,000	Series C, GO, NATL-RE, FGIC, 5.000%, 04/01/14	3,330
	State of Connecticut, Economic Recovery,
5,000	Series A, GO, 5.000%, 01/01/15	5,601
5,000	Series D, GO, 5.000%, 01/01/13	5,378
1,000	Town of Newtown, GO, 5.000%, 07/01/21	1,151

		42,441

	Hospital — 0.1%
3,735	Connecticut State Health & Educational Facility Authority, Ascension Health, Series B, Rev., VAR, 3.500%, 02/01/12	3,828

	Housing — 0.1%
	Connecticut Housing Finance Authority, Next Steps 7,
835	Rev., AGM, 5.000%, 06/15/13	909
1,040	Rev., AGM, 5.000%, 06/15/15	1,170

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — Continued
1,200	Rev., AGM, 5.000%, 06/15/16	1,366
1,260	Rev., AGM, 5.000%, 06/15/17	1,440
1,320	Rev., AGM, 5.000%, 06/15/18	1,486

		6,371

	Other Revenue — 0.1%
2,055	Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Programs, Series A, Rev., 5.250%, 11/15/22	2,240

	Prerefunded — 0.2%
3,905	City of Waterbury, Series A, GO, AGM, 5.500%, 04/01/12 (p)	4,113
	State of Connecticut,
3,300	Series D, GO, 5.125%, 11/15/11 (p)	3,411
3,355	Series F, GO, NATL-RE, 5.250%, 10/15/13 (p)	3,748

		11,272

	Special Tax — 0.1%
	State of Connecticut, Transportation Infrastructure, Special Tax,
2,250	Series A, Rev., NATL-RE, FGIC, 5.500%, 10/01/12	2,414
4,000	Series B, AGM, 5.375%, 10/01/15	4,105

		6,519

	Transportation — 0.0% (g)
950	State of Connecticut, Transportation Infrastructure, Series B, Rev., NATL-RE-IBC, 6.125%, 09/01/12	992

	Total Connecticut	73,663

	Delaware — 0.2%
	Education — 0.0% (g)
	University of Delaware,
1,500	Series B, Rev., 4.000%, 11/01/13	1,620
1,250	Series B, Rev., 4.000%, 11/01/14	1,369

		2,989

	General Obligation — 0.2%
	State of Delaware,
1,000	Series 2009C, GO, 5.000%, 10/01/25	1,129
4,000	Series B, GO, 5.000%, 07/01/22	4,668
3,710	Series B, GO, 5.000%, 07/01/23	4,294

		10,091

	Total Delaware	13,080

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	21

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	District of Columbia — 0.5%
	Certificate of Participation/Lease — 0.1%
	District of Columbia,
2,000	COP, NATL-RE, FGIC, 5.000%, 01/01/13	2,104
2,000	COP, NATL-RE, FGIC, 5.250%, 01/01/15	2,167
2,500	COP, NATL-RE, FGIC, 5.250%, 01/01/16	2,731

		7,002

	General Obligation — 0.2%
10,305	District of Columbia, Series A, GO, NATL-RE, 5.500%, 06/01/12 (p)	10,943

	Other Revenue — 0.2%
2,805	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.250%, 05/15/24	2,667
5,000	District of Columbia, Tax Refunding, Series A, Rev., 5.000%, 12/01/22	5,561

		8,228

	Total District of Columbia	26,173

	Florida — 4.1%
	Certificate of Participation/Lease — 0.3%
5,000	Lee County School Board, Series A, COP, AGM, 5.000%, 08/01/15	5,300
2,800	Miami-Dade County School Board, Series B, COP, VAR, NATL-RE, 5.000%, 05/01/11	2,818
5,730	Reedy Creek Improvement District, Series 2, Rev., COP, AMBAC, 5.000%, 10/01/15	6,212

		14,330

	Education — 0.2%
9,640	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/22	10,145

	General Obligation — 1.6%
	Florida State Board of Education,
9,650	Series A, GO, 5.000%, 06/01/11 (p)	9,862
4,500	Series A, GO, 5.000%, 06/01/23	4,942
10,000	Series A, GO, 5.375%, 06/01/11 (p)	10,230
	Florida State Board of Education, Capital Outlay,
1,250	Series A, GO, 5.000%, 06/01/25	1,341
22,885	Series D, GO, 5.000%, 06/01/22	25,265
1,260	Series D, GO, 5.500%, 06/01/18	1,490
4,515	Series E, GO, 5.000%, 06/01/19	5,185
4,740	Series E, GO, 5.000%, 06/01/20	5,434
5,800	Florida State Board of Education, Capital Outlay-2005, Series F, GO, 5.000%, 06/01/20	6,362

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
	Florida State Board of Education, Public Education, Capital Outlay,
5,000	Series B, GO, 4.750%, 06/01/21	5,299
1,495	Series B, GO, 5.250%, 06/01/12	1,581
	Miami-Dade County,
2,225	Series CC, GO, AMBAC, 7.125%, 10/01/14	2,622
2,095	Series DD, GO, AMBAC, 7.750%, 10/01/18	2,776
3,025	Palm Beach County, Recreation And Cultural Facility, GO, 5.000%, 07/01/21	3,489

		85,878

	Hospital — 0.2%
8,000	Highlands County Health Facilities Authority, Adventist Health Sunbelt, Rev., VAR, 3.950%, 09/01/12	8,317

	Housing — 0.3%
	Florida Housing Finance Corp., Homeowner Mortgage,
5,430	Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	5,778
3,635	Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	3,761
1,750	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,856
4,000	Palm Beach County Housing Finance Authority, Multi-Family Mortgage, Country Lake, Rev., VAR, LIQ: FNMA, 4.750%, 06/01/11	4,034

		15,429

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
8,095	Florida State Department of Environmental Protection, Series A, Rev., NATL-RE, 5.125%, 07/01/20	8,486

	Other Revenue — 0.1%
	City of Gulf Breeze, Miami Beach Local Government,
1,435	Series C, Rev., FGIC, 5.000%, 12/01/11	1,448
1,500	Series E, Rev., FGIC, 5.125%, 12/01/15	1,479
2,145	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/18	2,329

		5,256

	Prerefunded — 0.6%
5,000	Brevard County School Board, COP, AMBAC, 5.000%, 07/01/12 (p)	5,288
7,230	Highlands County Health Facilities Authority, Adventist Sunbelt, Series A, Rev., 6.000%, 11/15/11 (p)	7,584

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Prerefunded — 0.6%
2,750	Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital, Series A, Rev., AMBAC, 5.625%, 08/15/11 (p)	2,844
	Palm Beach County School Board,
10,000	Series B, COP, VAR, FGIC, 5.000%, 08/01/11 (p)	10,168
5,000	Series C, COP, AGM, 5.000%, 08/01/12 (p)	5,316

		31,200

	Private Placement — 0.0% (g)
985	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15 (f) (i)	1,064

	Special Tax — 0.2%
	City of Port St. Lucie,
1,220	Rev., AGC, 5.000%, 09/01/14	1,331
2,730	Rev., AGC, 5.000%, 09/01/17	2,980
2,770	Rev., AGC, 5.000%, 09/01/19	2,963
775	Miami-Dade County, Subseries B, Rev., NATL-RE, Zero Coupon, 10/01/32	168
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,648
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,251

		11,341

	Transportation — 0.1%
1,000	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/14	1,085
3,700	Miami-Dade County, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/26	3,799
2,610	Volusia County, Gas Tax, Rev., AGM, 5.000%, 10/01/15	2,837

		7,721

	Water & Sewer — 0.3%
4,885	Jacksonville Electric Authority, Waste & Sewer System, Series A, Rev., NATL-RE, FGIC, 5.000%, 10/01/17	5,223
8,200	Miami-Dade County, Water & Sewer System, Series B, Rev., AGM, 5.250%, 10/01/16	9,303

		14,526

	Total Florida	213,693

	Georgia — 3.4%
	Certificate of Participation/Lease — 0.1%
2,950	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/13	3,164

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 2.0%
	Barrow County, School District,
2,090	GO, 5.000%, 02/01/24	2,301
2,500	GO, 5.000%, 02/01/25	2,720
2,000	GO, 5.000%, 02/01/26	2,152
1,070	Forsyth County School District, GO, 5.000%, 07/01/12	1,107
	Fulton County School District,
2,780	GO, 6.375%, 05/01/13	3,092
2,630	GO, 6.375%, 05/01/14	3,025
6,125	Glynn County School District, Sales Tax, GO, 4.000%, 09/01/13	6,562
	Gwinnett County School District,
2,300	GO, 5.000%, 02/01/13	2,488
1,500	GO, 5.000%, 02/01/17 (p)	1,747
4,800	GO, 5.000%, 02/01/18 (p)	5,591
2,000	Peach County, Sales Tax, GO, 5.000%, 07/01/13	2,178
	State of Georgia,
8,480	Series B, GO, 5.000%, 07/01/15	9,696
10,000	Series B, GO, 5.000%, 01/01/20	11,600
6,585	Series C, GO, 5.500%, 07/01/14	7,512
6,000	Series C, GO, 5.500%, 07/01/15	6,790
9,300	Series D, GO, 5.000%, 08/01/13	9,842
15,160	Series F, GO, 5.000%, 11/01/13	16,769
7,515	Series G, GO, 5.000%, 10/01/16	8,749

		103,921

	Other Revenue — 0.2%
	Camden County Public Service Authority, St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,132
1,960	Rev., 5.000%, 12/01/22	2,168
1,000	Rev., 5.000%, 12/01/23	1,089
5,500	Dekalb County, Water & Sewage, Series B, Rev., 5.250%, 10/01/26	6,237

		10,626

	Prerefunded — 0.0% (g)
1,350	State of Georgia, Series B, GO, 5.000%, 07/01/13 (p)	1,484

	Special Tax — 0.2%
	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds,
2,465	Series A, Rev., AGM, 5.000%, 06/01/19	2,798
5,000	Series A, Rev., AGM, 5.000%, 06/01/20	5,585

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	23

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Special Tax — Continued
2,500	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	2,864

		11,247

	Transportation — 0.2%
10,000	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds, Series A, Rev., 5.000%, 06/01/13	10,876

	Utility — 0.0% (g)
1,405	Georgia Municipal Electric Authority, Series A, Rev., 6.500%, 01/01/12	1,405
1,475	Main Street Natural Gas, Inc., Series A, Rev., 5.500%, 09/15/21	1,475

		2,880

	Water & Sewer — 0.7%
	Cobb County,
6,155	Rev., 5.000%, 07/01/20	7,139
6,565	Rev., 5.000%, 07/01/21	7,496
	De Kalb County, Water & Sewer Authority,
4,900	Series B, Rev., 5.250%, 10/01/22	5,693
8,660	Series B, Rev., 5.250%, 10/01/23	10,001
5,000	Henry County & Henry County Water & Sewerage Authority, Rev., BHAC-CR, AGM-CR, NATL-RE, 5.250%, 02/01/28	5,516

		35,845

	Total Georgia	180,043

	Hawaii — 0.8%
	General Obligation — 0.5%
	State of Hawaii,
3,360	Series DD, GO, NATL-RE, 5.250%, 05/01/22	3,645
1,000	Series DK, GO, 5.000%, 05/01/21	1,105
11,810	Series DR, GO, 5.000%, 06/01/15	13,373
5,000	Series DY, GO, 5.000%, 02/01/19	5,789

		23,912

	Transportation — 0.3%
	State of Hawaii, Highway,
1,195	Rev., 5.000%, 01/01/14	1,313
5,915	Rev., 5.000%, 01/01/20	6,609
520	Rev., 5.250%, 01/01/18	600
5,120	Rev., 5.250%, 01/01/21	5,730
2,450	Rev., 6.000%, 01/01/29	2,691

		16,943

	Total Hawaii	40,855

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Idaho — 0.2%
	Hospital — 0.2%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	13,241

	Illinois — 4.6%
	Certificate of Participation/Lease — 0.0% (g)
2,730	Chicago Public Building Commission Building, Series A, Rev., COP, NATL-RE, 5.250%, 12/01/11	2,796

	Education — 0.2%
6,345	Chicago Board of Education, Capital Appreciation, School Reform, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	4,654
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.375%, 10/01/15	2,851
	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
1,000	Rev., NATL-RE, 5.250%, 10/01/19	1,043
1,500	Rev., NATL-RE, 5.250%, 10/01/20	1,552

		10,100

	General Obligation — 1.9%
6,915	Chicago Board of Education, Series A, GO, NATL-RE, 5.250%, 06/01/13 (p)	7,616
	City of Chicago,
7,500	Series A, GO, AGM, 5.000%, 01/01/20	7,765
3,850	Series C, GO, 5.000%, 01/01/24	3,729
10,020	Series J, GO, AMBAC, 5.000%, 12/01/21	10,098
	City of Chicago, Emergency Telephone System,
1,170	GO, NATL-RE, FGIC, 5.250%, 01/01/13	1,221
1,000	GO, NATL-RE, FGIC, 5.250%, 01/01/15	1,063
4,075	Cook County, Series A, GO, AMBAC, 5.000%, 11/15/14	4,398
	Cook County High School District No. 205-Thornton Township,
2,540	GO, AGC, 5.500%, 12/01/16	2,887
1,000	GO, AGC, 5.500%, 12/01/18	1,136
1,000	GO, AGC, 5.500%, 12/01/19	1,115
5,000	Cook County School District No. 122-Oak Lawn, Capital Appreciation, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21	2,833
6,650	Du Page County, Forest Preservation District, Series A, GO, 3.500%, 11/01/24	6,153
	Lake County Community High School District No. 124, Grant School Building,
2,280	GO, 5.000%, 12/01/13	2,446
1,355	GO, 5.000%, 12/01/15	1,510

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
1,080	GO, 5.000%, 12/01/16	1,211
2,985	McHenry County Community Unit School District No. 20, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 8.000%, 01/15/15	3,589
685	Regional Transportation Authority, Series B, GO, AMBAC, 6.400%, 06/01/12	706
	State of Illinois,
4,180	GO, 5.000%, 01/01/20	4,180
4,130	GO, 5.000%, 01/01/21	4,088
8,885	Series A, GO, 5.000%, 03/01/19	8,915
5,530	Town of Cicero, Tax Increment, Series A, GO, XLCA, 5.250%, 01/01/17	5,647
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,117
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
1,645	GO, 5.500%, 06/01/16	1,884
1,250	GO, 5.750%, 06/01/25	1,355
1,000	GO, 5.750%, 06/01/26	1,077
1,000	GO, 5.750%, 06/01/27	1,073
1,000	GO, 5.750%, 06/01/28	1,068
1,650	Winnebago County School District No. 122, Harlem-Loves Park, Capital Appreciation, GO, AGM, Zero Coupon, 01/01/13 (p)	1,617
2,770	Winnebago County School District No. 122, Harlem-Loves Park, Unrefunded Balance, Capital Appreciation, GO, AGM, Zero Coupon, 01/01/13	2,637
4,320	Winnebago County, Public Safety, Alternative Revenue Source, Series A, GO, NATL-RE, 5.000%, 12/30/23	4,396

		98,530

	Hospital — 0.2%
5,000	Illinois Finance Authority, Advocate Health Care, Series A-3, Rev., VAR, 3.875%, 05/01/12	5,101
3,495	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	3,648

		8,749

	Other Revenue — 0.6%
	Railsplitter Tobacco Settlement Authority,
5,500	Rev., 5.250%, 06/01/20	5,393
10,000	Rev., 5.250%, 06/01/21	9,721
15,000	Rev., 5.500%, 06/01/23	14,329

		29,443

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.5%
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, NATL-RE, 5.750%, 12/01/14 (p)	2,491
	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement,
10,000	GO, 5.500%, 12/01/12 (p)	10,526
1,000	GO, 7.250%, 12/01/12 (p)	1,115
10,000	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, Rev., 5.250%, 08/15/14 (p)	11,334
1,025	Will County High School District No. 204-Joliet, Limited Tax, GO, AGM, 5.375%, 12/01/11 (p)	1,064

		26,530

	Short Term Note — 0.3%
16,555	State of Illinois, GO, 3.000%, 06/14/11	16,629

	Special Tax — 0.2%
7,730	Regional Transportation Authority, Series B, Rev., NATL-RE, FGIC, 5.375%, 06/01/16	8,119
	State of Illinois,
3,125	Rev., 5.000%, 06/15/13	3,318
1,310	Series P, Rev., 6.500%, 06/15/13	1,380

		12,817

	Transportation — 0.7%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,088
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/23	12,215
2,145	Chicago Transit Authority, Federal Transit Administration, Section 5307, Series A, Rev., AMBAC, 5.250%, 06/01/13	2,269
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/24	13,200
4,545	Regional Transportation Authority, Series A, Rev., AMBAC, 6.400%, 06/01/12	4,688

		37,460

	Total Illinois	243,054

	Indiana — 1.0%
	Certificate of Participation/Lease — 0.2%
	Brownsburg 1999 School Building Corp., First Mortgage,
3,000	Series B, Rev., COP, AGM, 5.000%, 07/15/20	3,148
1,630	Series B, Rev., COP, AGM, 5.000%, 07/15/22	1,683

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Certificate of Participation/Lease — Continued
	East Chicago Multi School Building Corp., First Mortgage,
1,100	Rev., COP, 5.000%, 07/15/12	1,161
1,155	Rev., COP, 5.000%, 07/15/13	1,253
990	Rev., COP, 5.000%, 07/15/14	1,093

		8,338

	Education — 0.1%
5,000	Southwest Allen Multi School Building Corp., First Mortgage, Series A, Rev., NATL-RE, 5.000%, 07/15/18	5,314

	Housing — 0.0% (g)
1,702	City of Indianapolis, Multi-Family Housing, Braeburn, Series A, Rev., GNMA COLL, 5.350%, 12/01/16	1,704

	Other Revenue — 0.5%
2,000	Indiana Bond Bank, Special Program, Series A, Rev., AGM, 5.000%, 08/01/22	2,123
18,805	Indiana Finance Authority, State revolving Fund Progect, Series C, Rev., 5.000%, 02/01/21	21,302
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,812

		25,237

	Prerefunded — 0.1%
3,750	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	4,253
1,500	Indiana Transportation Finance Authority, Airport, Series A, Rev., AMBAC, 6.000%, 11/01/11 (p)	1,556

		5,809

	Transportation — 0.1%
2,280	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., AMBAC, 5.750%, 06/01/12	2,365
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	3,163

		5,528

	Total Indiana	51,930

	Iowa — 0.3%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	7,713
500	State of Iowa, Vision Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	581

		8,294

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — 0.0% (g)
1,465	Iowa Finance Authority, Single Family Mortgage, Mortgage Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/38	1,558

	Prerefunded — 0.1%
1,000	Iowa Higher Education Loan Authority, Wartburg College Project, Rev., ACA, 5.750%, 10/01/12 (p)	1,080
5,000	Tobacco Settlement Authority of Iowa, Tobacco Settlement, Asset-Backed, Series B, Rev., 5.500%, 06/01/11 (p)	5,056

		6,136

	Total Iowa	15,988

	Kansas — 2.3%
	General Obligation — 0.4%
3,180	City of Lenexa, Series C, GO, 5.000%, 09/01/18	3,716
5,000	Johnson County Unified School District 232, Series A, GO, AGM, 5.250%, 09/01/23	5,241
	Junction City, Public Improvements,
1,625	Series DP, GO, AMBAC, 5.000%, 09/01/21	1,697
1,710	Series DP, GO, AMBAC, 5.000%, 09/01/22	1,760
1,715	Series DP, GO, AMBAC, 5.000%, 09/01/23	1,720
	Salina Kans Internal Improvement,
1,685	Series A, GO, 5.000%, 10/01/12	1,796
1,750	Series A, GO, 5.000%, 10/01/13	1,921
825	Sedgwick County Unified School District No. 266-Maize, GO, NATL-RE, 5.000%, 09/01/13	901

		18,752

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
5,000	Kansas Development Finance Authority, Kansas Department Commerce Impact Program, Rev., 5.000%, 06/01/14	5,555

	Other Revenue — 0.7%
	Kansas State Department of Transportation,
9,500	Series A, Rev., 5.000%, 09/01/17	11,086
2,500	Series A, Rev., 5.000%, 09/01/18	2,932
7,000	Series A, Rev., 5.000%, 09/01/19	8,212
7,000	Series A, Rev., 5.000%, 09/01/20	8,214
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,255
3,800	Series A, Rev., 5.000%, 09/01/22	4,202

		36,901

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Prerefunded — 1.1%
5,480	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	5,120
3,225	Labette County, Single Family Mortgage, Capital Accumulator Bonds, Rev., Zero Coupon, 12/01/14 (p)	3,013
24,250	Reno County, Capital Accumulator, Rev., Zero Coupon, 12/01/15 (p)	21,869
25,000	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	22,222
6,365	Wyandotte County School District No. 500, GO, AGM, 5.500%, 09/01/12 (p)	6,835

		59,059

	Total Kansas	120,267

	Kentucky — 1.5%
	Certificate of Participation/Lease — 0.4%
1,000	Jefferson County Capital Projects Corp., Lease, Series A, Rev., COP, AGM, 4.250%, 06/01/22	1,019
1,000	Kentucky State Property & Buildings Commission, Rev., COP, 5.375%, 11/01/23	1,080
1,000	Kentucky State Property & Buildings Commission, Project No. 71, Rev., COP, NATL-RE-IBC, 5.500%, 08/01/12	1,064
1,000	Kentucky State Property & Buildings Commission, Project No. 76, Rev., COP, AMBAC, 5.500%, 08/01/20	1,146
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., COP, AGM, 5.250%, 10/01/18	1,691
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., COP, NATL-RE, 5.000%, 08/01/21	1,102
1,175	Rev., COP, NATL-RE, 5.000%, 08/01/22	1,276
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/19	1,089
2,250	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/20	2,422
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., COP, AGM, 5.000%, 11/01/21	1,614
	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73,
1,335	Rev., COP, 5.250%, 11/01/11 (p)	1,379
1,000	Rev., COP, 5.500%, 11/01/11 (p)	1,035

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificate of Participation/Lease — Continued
4,655	Kentucky Turnpike Authority, Economic Development, Revitalization Projects, Series B, Rev., COP, AGM, 5.000%, 07/01/12	4,907

		20,824

	Education — 0.1%
	Jefferson County, School District Finance Corp., School Building,
2,160	Series A, Rev., AGM, 4.500%, 07/01/21	2,250
1,000	Series A, Rev., AGM, 5.000%, 04/01/11 (p)	1,014
	Kentucky Asset Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 4.000%, 10/01/16	1,626
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/18	1,680
1,060	Oldham County, School District Finance Corp., Rev., NATL-RE, 5.000%, 05/01/16	1,138

		7,708

	General Obligation — 0.0% (g)
1,000	Lexington-Fayette County, Urban County Government, Series D, GO, NATL-RE, 4.000%, 05/01/18	1,071

	Hospital — 0.0% (g)
1,000	Kentucky Asset Liability Commission, University of Kentucky Project, Series B, Rev., 5.000%, 10/01/20	1,091

	Housing — 0.0% (g)
505	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.900%, 02/01/14	507

	Other Revenue — 0.1%
6,915	Kentucky Turnpike Authority, Economic Development, Revitalization Projects, Series A, Rev., 5.000%, 07/01/18	7,813

	Prerefunded — 0.2%
1,000	Kentucky State Property & Buildings Commission, Project No. 77, Rev., COP, NATL-RE, 5.250%, 08/01/13 (p)	1,108
6,500	Kentucky State Property & Buildings Commission, Project No. 79, Rev., COP, NATL-RE, 5.125%, 10/01/13 (p)	7,227
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., COP, AGM, 5.000%, 08/01/15 (p)	575

		8,910

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	27

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Transportation — 0.1%
2,115	Kenton County Airport Board, Cincinnati/Northern Kentucky, Series C, Rev., AMT, NATL-RE, 5.000%, 03/01/11	2,115
1,000	Kentucky Turnpike Authority, Series B, Rev., AMBAC, 5.000%, 07/01/16	1,125
1,000	Louisville & Jefferson County, Regional Airport Authority, Series A, Rev., AGM, 5.750%, 07/01/15	1,022
	Louisville Regional Airport Authority,
1,000	Rev., AMBAC, 5.000%, 07/01/20	1,012
1,000	Rev., AMBAC, 5.000%, 07/01/21	1,016

		6,290

	Utility — 0.1%
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/22	3,087

	Water & Sewer — 0.5%
1,000	Lexington-Fayette County, Urban County Government, Sewer System, Series A, Rev., 5.000%, 07/01/11 (p)	1,026
	Louisville & Jefferson County, Metro Government Board of Water Works,
1,495	Rev., 5.000%, 11/15/16	1,737
12,720	Series A, Rev., 4.000%, 11/15/13	13,747
4,170	Series A, Rev., 5.000%, 11/15/19	4,892
	Louisville & Jefferson County, Metropolitan Sewer District,
1,500	Series A, Rev., AGC, 5.000%, 05/15/22	1,624
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/18	1,099

		24,125

	Total Kentucky	81,426

	Louisiana — 2.2%
	Certificate of Participation/Lease — 0.0% (g)
2,055	Louisiana Office Facilities Corp., Capitol Complex Program, Rev., COP, AMBAC, 5.500%, 05/01/11 (p)	2,093

	Education — 0.0% (g)
1,000	Calcasieu Parish Public Trust Authority, Student Lease, McNeese Student Housing Project, Rev., NATL-RE, 5.375%, 05/01/16	1,013
1,085	Tangipahoa Parish, School Board, Rev., AMBAC, 5.500%, 03/01/13	1,089

		2,102

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 0.2%
1,125	Calcasieu Parish School District No. 30, Public School Improvement, GO, AGM, 5.000%, 02/15/12 (p)	1,174
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,071
1,000	St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,145
	State of Louisiana,
1,000	Series A, GO, NATL-RE, FGIC, 5.500%, 05/15/15	1,010
3,500	Series B, GO, NATL-RE, 5.625%, 08/01/13	3,879
1,500	Series C, GO, AGM, 5.000%, 05/01/17	1,681

		9,960

	Hospital — 0.1%
1,475	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries, Series A, Rev., AGM, 5.500%, 07/01/12	1,547
1,000	Louisiana Public Facilities Authority, Hospital, Women’s Foundation Project, Rev., NATL-RE, FGIC, 5.000%, 04/01/15 (p)	1,135

		2,682

	Housing — 0.0% (g)
563	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	603
1,870	Louisiana Housing Finance Agency, Homeowenership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	1,991

		2,594

	Other Revenue — 0.3%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition,
3,000	Rev., AMBAC, 5.250%, 12/01/18	2,994
3,500	Series A, Rev., AMBAC, 6.300%, 07/01/30	3,411
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/19	1,901
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/18	1,060
5,000	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 1.010%, 06/01/13	4,991

		14,357

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Prerefunded — 0.9%
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, Zero Coupon, 10/01/15 (p)	3,879
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	13,256
18,000	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	13,076
11,440	Parish of East Baton Rouge, Public Improvement, Series ST, Rev., NATL-RE, 5.000%, 02/01/13 (p)	12,496
840	Port New Orleans Board of Commissioners, Rev., AMBAC, 5.625%, 04/01/11 (p)	852
1,265	State of Louisiana, Series A, GO, AMBAC, 5.000%, 10/15/14 (p)	1,442

		45,001

	Private Placement — 0.0% (g)
1,815	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17 (f) (i)	1,284

	Special Tax — 0.6%
4,500	Jefferson County, Sales Tax District, Rev., AMBAC, 5.000%, 12/01/19	4,778
1,000	Jefferson Sales Tax District, Rev., AMBAC, 5.000%, 12/01/22	1,035
2,000	Lafayette Parish School Board, Public Schools, Rev., AGM, 5.000%, 04/01/14	2,213
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,495	Rev., AMBAC, 5.000%, 03/01/18	3,655
3,565	Rev., AMBAC, 5.000%, 03/01/19	3,690
2,500	Parish of East Baton Rouge, Public Improvement, Series A, Rev., AMBAC, 5.000%, 02/01/22	2,597
	Parish of East Baton Rouge, Road and Street Improvements,
4,395	Rev., AGC, 5.000%, 08/01/20	4,885
2,125	Rev., AGC, 5.000%, 08/01/21	2,332
2,000	Rev., AGC, 5.000%, 08/01/22	2,160
3,490	Rev., AGC, 5.250%, 08/01/19	4,033

		31,378

	Transportation — 0.1%
885	Caddo-Bossier Parishes Board Commission, Limited Tax, Rev., AGC, 4.000%, 03/01/14	948
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport Systems, Series B, Rev., AMT, AGM, 5.625%, 01/01/20	1,383

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — Continued
835	Port New Orleans Board of Commissioners, Unrefunded Balance, Rev., AMBAC, 5.625%, 04/01/14	845

		3,176

	Utility — 0.0% (g)
1,500	Louisiana Energy & Power Authority, Rev., AGM, 5.750%, 01/01/13	1,627

	Total Louisiana	116,254

	Maine — 0.1%
	Prerefunded — 0.1%
2,665	Maine Municipal Bond Bank, Series D, Rev., 5.125%, 11/01/11 (p)	2,750

	Maryland — 2.1%
	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,601

	General Obligation — 1.3%
5,500	Harford County, Public Improvement, GO, 5.000%, 07/01/14	6,175
	Montgomery County, Public Improvements, CONS,
8,175	Series A, GO, 5.000%, 05/01/14	9,158
15,570	Series A, GO, 5.000%, 11/01/16	18,157
10,000	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	11,219
1,500	State of Maryland, State & Local Facilities Loan, Series B, GO, 5.000%, 08/01/13	1,648
12,945	State of Maryland, State & Local Facilities Loan, Second Series, GO, 5.000%, 08/01/15	14,826
4,425	State of Maryland, State & Local Facilities, Capital Improvement, Series A, GO, 5.500%, 08/01/12	4,737
5,000	State of Maryland, State Local Facilities, GO, 5.000%, 03/01/21	5,794

		71,714

	Prerefunded — 0.2%
8,000	State of Maryland, State & Local Facilities Loan, Second Series, GO, 5.000%, 08/01/13 (p)	8,819

	Private Placement — 0.1%
4,344	State of Maryland, Rev., 5.187%, 07/01/16 (f) (i)	4,462

	Transportation — 0.4%
	Maryland State Department of Transportation County Transportation,
2,780	Rev., 5.000%, 06/15/15	3,158

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	29

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Transportation — Continued
2,915	Rev., 5.000%, 06/15/16	3,355
3,060	Rev., 5.000%, 06/15/17	3,547
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/18	11,460

		21,520

	Total Maryland	112,116

	Massachusetts — 2.6%
	Certificate of Participation/Lease — 0.2%
10,530	Massachusetts Bay Transportation Authority, Series A, Rev., 5.250%, 07/01/27	11,854

	Education — 0.1%
1,500	Massachusetts Development Finance Agency, Holy Cross College, Series B, Rev., 5.000%, 09/01/26	1,554
4,070	Massachusetts Health & Educational Facilities Authority, Institute Of Technology, Series M, Rev., 5.250%, 07/01/25	4,760

		6,314

	General Obligation — 0.4%
1,365	City of Brockton, GO, AGM, 4.500%, 04/01/14	1,498
10,000	Commonwealth of Massachusetts, Series B, GO, 5.250%, 08/01/23	11,572
	Commonwealth of Massachusetts, Consolidated Lien,
1,000	Series A, GO, 5.000%, 08/01/22	1,094
1,000	Series D, GO, 5.000%, 08/01/17	1,134
5,000	Series E, GO, AMBAC, 5.000%, 11/01/25	5,511
1,500	Commonwealth of Massachusetts, Unrefunded Balance, Series C, GO, AGM, 5.500%, 11/01/15	1,742

		22,551

	Housing — 0.1%
	Boston Housing Authority,
615	Rev., AGM, 4.500%, 04/01/26	577
3,260	Rev., AGM, 5.000%, 04/01/24	3,264

		3,841

	Other Revenue — 0.1%
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,561

	Prerefunded — 1.3%
	Commonwealth of Massachusetts, Consolidated Lien,
3,200	Series C, GO, 5.250%, 08/01/13 (p)	3,531
4,200	Series C, GO, 5.250%, 09/01/15 (p)	4,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — Continued
7,000	Series D, GO, 5.000%, 10/01/13 (p)	7,724
7,560	Series D, GO, NATL-RE, 5.250%, 11/01/11 (p)	7,805
2,115	Series D, GO, NATL-RE, 5.500%, 11/01/11 (p)	2,187
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,862
5,000	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	5,553
4,845	Massachusetts State Turnpike Authority, Series A, Rev., 5.000%, 01/01/13 (p)	5,095
2,000	Massachusetts Water Resources Authority, Series A, Rev., AGM, 5.500%, 08/01/13 (p)	2,230
	University of Massachusetts Building Authority Project,
10,595	Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	12,154
11,645	Series 4-A, Rev., NATL-RE, 5.125%, 11/01/14 (p)	13,336

		70,377

	Special Tax — 0.1%
2,250	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.250%, 07/01/25	2,561
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	1,781

		4,342

	Transportation — 0.1%
3,805	Commonwealth of Massachusetts, Federal Highway, Capital Appreciation, Series A, Rev., Zero Coupon, 06/15/15 (p)	3,500
2,045	Massachusetts Bay Transportation Authority, General Transportation System, Series A, Rev., NATL-RE, 5.500%, 03/01/14	2,290

		5,790

	Water & Sewer — 0.2%
	Massachusetts Water Resources Authority,
5,030	Series A, Rev., NATL-RE, 5.250%, 08/01/16	5,859
2,850	Series C, Rev., NATL-RE, FGIC-TCRS, 5.250%, 12/01/15	3,143

		9,002

	Total Massachusetts	137,632

	Michigan — 2.0%
	Certificate of Participation/Lease — 0.1%
2,355	Michigan State Building Authority, Facilities Program, Series I, Rev., COP, 5.500%, 10/15/12	2,411

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Certificate of Participation/Lease — Continued
400	Wayne County, COP, AMBAC, 5.625%, 05/01/11	403

		2,814

	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,456

	General Obligation — 0.3%
	Kalamazoo Public Schools,
1,410	GO, AGC, Q-SBLF, 5.000%, 05/01/15	1,550
895	GO, AGC, Q-SBLF, 5.000%, 05/01/16	991
	Wyoming Public Schools,
1,770	GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,936
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/18	2,053
1,670	GO, AGM, Q-SBLF, 5.000%, 05/01/19	1,781
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/20	2,003
1,900	GO, AGM, Q-SBLF, 5.000%, 05/01/21	1,991
	Ypsilanti School District,
1,930	GO, AGC, Q-SBLF, 4.000%, 05/01/15	2,012
2,045	GO, AGC, Q-SBLF, 5.000%, 05/01/16	2,219
1,000	GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,083

		17,619

	Hospital — 0.2%
7,000	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	7,255

	Housing — 0.0% (g)
241	Michigan State Housing Development Authority, Huntley Villas Apartments, Series A, Rev., GNMA COLL, 4.800%, 08/20/12	249

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
16,000	Monroe County Economic Development Corp., Limited Obligation, Detroit Edison Co., Series CC, Rev., VAR, AMBAC, 4.650%, 04/01/11	16,046

	Other Revenue — 0.1%
5,935	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	6,779

	Prerefunded — 0.1%
3,175	Clarkston Community Schools, GO, Q-SBLF, 5.375%, 05/01/13 (p)	3,490
145	Michigan State Building Authority, Facilities Program, Series I, Rev., 5.500%, 10/15/11 (p)	149

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded —Continued
1,685	Michigan State Hospital Finance Authority, Henry Ford Health Systems, Rev., AMBAC, 6.000%, 09/01/11 (p)	1,733

		5,372

	Special Tax — 0.2%
10,750	State of Michigan, Trunk Line, Series A, Rev., 5.250%, 11/01/13	11,773

	Utility — 0.0% (g)
1,445	Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,587

	Water & Sewer — 0.6%
	City of Detroit, Sewer Systems, Senior Lien,
3,650	Series C, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	3,867
1,900	Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	2,095
8,000	Detroit Sewer Disposal Revenue, Second Lien, Series B, Rev., AGC-ICC, FGIC, 5.500%, 07/01/29	7,981
	Michigan Municipal Bond Authority, Clean Water State Revolving Fund,
3,000	Rev., 5.375%, 10/01/19	3,176
10,400	Rev., 5.500%, 10/01/14	11,870

		28,989

	Total Michigan	102,939

	Minnesota — 1.4%
	General Obligation — 1.0%
	State of Minnesota,
5,790	GO, AGM, 5.000%, 08/01/13 (p)	6,377
1,900	Series B, GO, 3.000%, 12/01/12	1,976
1,055	Series B, GO, 4.000%, 12/01/15	1,160
6,585	Series C, GO, 5.000%, 08/01/14	7,414
10,000	Series C, GO, 5.000%, 08/01/15	11,443
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	11,786
10,000	Series H, GO, 5.000%, 11/01/19	11,781

		51,937

	Prerefunded — 0.3%
	University of Minnesota,
6,000	Series A, Rev., 5.750%, 07/01/11 (p)	6,108
8,000	Series A, Rev., 5.750%, 07/01/15 (p)	9,213

		15,321

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Utility — 0.1%
1,000	Minnesota Municipal Power Agency, Series A, Rev., 5.250%, 10/01/19	1,061
3,415	State of Minnesota, Public Safety Radio Communication System, Rev., NATL-RE, 5.000%, 06/01/15	3,884

		4,945

	Total Minnesota	72,203

	Mississippi — 0.9%
	General Obligation — 0.0% (g)
2,000	State of Mississippi, GO, 5.750%, 12/01/12	2,173

	Other Revenue — 0.1%
	Mississippi Development Bank Special Obligation,
1,250	Rev., 5.000%, 01/01/12 (p)	1,297
1,395	Rev., 5.000%, 01/01/13 (p)	1,503
1,465	Rev., 5.000%, 01/01/14	1,597

		4,397

	Prerefunded — 0.8%
2,685	Mississippi Home Corp., Single Family Mortgage, Series A-2, Rev., GNMA/FNMA/FHLMC FHA/VA GTD, 5.000%, 12/01/39 (p)	2,844
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	30,450
7,945	Mississippi Housing Finance Corp., Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	7,314

		40,608

	Total Mississippi	47,178

	Missouri — 2.3%
	General Obligation — 0.1%
1,600	Cass County Reorganized School District No. R-2-Raymore, GO, 5.000%, 03/01/21	1,738
	Clay County Public School District No. 53 Liberty, Direct Deposit Program, Unrefunded Balance,
515	GO, AGM, 5.250%, 03/01/22	555
400	GO, AGM, 5.250%, 03/01/23	430
1,000	St. Louis County Reorganized School District No. R-6, GO, AGM, 5.000%, 02/01/14	1,111

		3,834

	Housing — 0.1%
990	Missouri Housing Development Commission, Home Ownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	1,056

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — Continued
925	Missouri Housing Development Commission, Homeowner Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	978
	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing,
105	Series III, Rev., FHA, 4.700%, 12/01/11	108
115	Series III, Rev., FHA, 4.800%, 12/01/12	118
	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage,
2,895	Series B-1, Rev., AMT, GNMA/FNMA COLL, 5.375%, 09/01/34	2,963
2,445	Series C-1, Rev., AMT, GNMA/FNMA, 4.800%, 09/01/34	2,473

		7,696

	Other Revenue — 1.2%
	Missouri Highway & Transportation Commission, Senior Lien,
16,815	Series C, Rev., 5.000%, 02/01/22	19,544
17,665	Series C, Rev., 5.000%, 02/01/23	20,372
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds,
3,645	Series B, Rev., 5.000%, 07/01/22	4,159
3,740	Series B, Rev., 5.000%, 07/01/24	4,149
3,970	Series B, Rev., 5.000%, 07/01/27	4,287
4,055	Series B, Rev., 5.000%, 07/01/28	4,344
3,905	Series B, Rev., 5.000%, 07/01/29	4,158
2,050	Series B, Rev., 5.000%, 07/01/30	2,171

		63,184

	Prerefunded — 0.2%
	Clay County Public School District No. 53 Liberty, Direct Deposit Program,
2,685	GO, AGM, 5.250%, 03/01/22 (p)	3,021
2,100	GO, AGM, 5.250%, 03/01/23 (p)	2,362
4,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series A, Rev., 6.750%, 05/15/12 (p)	4,295

		9,678

	Transportation — 0.4%
	Missouri Highway & Transportation Commission, Federal Reimbursement,
3,730	Series A, Rev., 5.000%, 05/01/16	4,292
4,065	Series A, Rev., 5.000%, 05/01/20	4,673

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Transportation — Continued
2,935	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.250%, 05/01/19	3,384
7,985	Missouri State Highways & Transit Commission, Senior Lien, Rev., 5.000%, 02/01/21	8,846

		21,195

	Water & Sewer — 0.3%
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program,
5,000	Series A, Rev., 5.000%, 01/01/16	5,749
8,000	Series A, Rev., 5.000%, 01/01/20	9,397
1,105	Series B, Rev., 5.500%, 07/01/12	1,178

		16,324

	Total Missouri	121,911

	Montana — 0.1%
	Transportation — 0.1%
	Montana Department of Transportation, Highway 93 Construction,
1,600	Rev., GAN, 5.000%, 06/01/21	1,763
1,500	Rev., GAN, 5.000%, 06/01/23	1,607

	Total Montana	3,370

	Nebraska — 0.4%
	General Obligation — 0.2%
	Douglas County School District No. 17,
4,075	GO, 5.500%, 06/15/15	4,709
3,490	GO, 6.000%, 06/15/12	3,732
3,855	GO, 6.000%, 06/15/14	4,424

		12,865

	Utility — 0.2%
5,000	City of Lincoln, Electrical Systems, Rev., 5.000%, 09/01/12	5,329
2,500	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,765

		8,094

	Total Nebraska	20,959

	Nevada — 0.2%
	Prerefunded — 0.1%
2,750	Clark County School District, Series D, GO, NATL-RE, 5.000%, 12/15/13 (p)	3,056

	Water & Sewer — 0.1%
5,135	Truckee Meadows Water Authority, Rev., 5.000%, 07/01/13	5,557

	Total Nevada	8,613

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Hampshire — 0.1%
	Education — 0.0% (g)
705	New Hampshire Health & Education Facilities Authority, University System, Unrefunded Balance, Rev., AMBAC, 5.500%, 07/01/14	723

	Transportation — 0.1%
2,950	New Hampshire State Turnpike System, Rev., AMBAC, 5.000%, 02/01/18	3,100

	Total New Hampshire	3,823

	New Jersey — 3.3%
	Certificate of Participation/Lease — 0.3%
9,400	New Jersey State Transit Corp., Federal Transit Administration Grants, Series A, COP, NATL-RE, FGIC, 5.000%, 09/15/16	10,098
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,633
3,300	Series A, COP, 5.000%, 06/15/21	3,438

		16,169

	Education — 0.5%
	New Jersey EDA, School Facilities Construction,
4,000	Series O, Rev., 5.000%, 03/01/18	4,208
7,750	Series P, Rev., 5.250%, 09/01/21	8,084
6,500	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	6,982
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	5,914

		25,188

	General Obligation — 0.2%
	City of Harrison,
2,470	Series A, GO, AGM, Zero Coupon, 06/01/15	2,220
2,700	Series A, GO, AGM, Zero Coupon, 06/01/16	2,324
2,430	City of Jersey City, Public Improvement, Series A, GO, NATL-RE, 5.250%, 09/01/17	2,582
	Freehold Regional High School District,
1,000	GO, NATL-RE, FGIC, 5.000%, 03/01/18	1,140
890	GO, NATL-RE, FGIC, 5.000%, 03/01/19	1,013
145	Lindenwold Boro School District, GO, NATL-RE, 5.000%, 06/01/14	161

		9,440

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
4,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14	4,147

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	33

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — 1.0%
	Garden State Preservation Trust, 2005,
6,000	Series A, Rev., AGM, 5.800%, 11/01/17	7,005
10,000	Series A, Rev., AGM, 5.800%, 11/01/20	11,412
8,000	Series A, Rev., AGM, 5.800%, 11/01/21	9,152
8,000	Series A, Rev., AGM, 5.800%, 11/01/23	9,059
14,895	New Jersey EDA, Motor Vehicles, Series A, Rev., NATL-RE, 5.250%, 07/01/16	16,031
50	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series A, Rev., 5.750%, 06/15/16 (p)	60
1,730	New Jersey Transportation Trust Fund Authority, Transportation Systems, Unrefunded Balance, Series A, Rev., 5.750%, 06/15/16	1,943

		54,662

	Prerefunded — 0.8%
2,385	New Jersey Economic Development Authority, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	2,771
3,350	New Jersey EDA, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	3,892
	New Jersey State Turnpike Authority,
1,245	Rev., 5.700%, 05/01/13 (p)	1,306
6,025	Series C, Rev., AMBAC, TCRS-Bank of New York, 6.500%, 01/01/16 (p)	6,759
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
4,570	Series A, Rev., 5.750%, 06/15/15 (p)	5,382
2,395	Series B, Rev., NATL-RE, 6.000%, 12/15/11 (p)	2,502
11,085	Series C, Rev., 5.500%, 06/15/13 (p)	12,291
5,330	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	6,121

		41,024

	Special Tax — 0.2%
10,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series B, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	10,961

	Transportation — 0.1%
6,670	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series D, Rev., AGM, 5.000%, 06/15/19	7,015

	Water & Sewer — 0.1%
	Sussex County Municipal Utilities Authority, Capital Appreciation,
1,290	Series B, Rev., AGM, Zero Coupon, 12/01/15	1,149
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,148
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — Continued
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,206
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,306

		6,009

	Total New Jersey	174,615

	New Mexico — 1.8%
	Education — 0.3%
10,525	State of New Mexico, Severance Tax Supplemental, Series B, Rev., 5.000%, 07/01/18	12,215

	General Obligation — 0.1%
4,155	Albuquerque Municipal School District No. 12, Series C, GO, 5.000%, 08/01/14	4,660

	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
980	I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	1,064
2,735	I-C-2 Class Shares, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	2,954
3,475	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	3,741
805	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.125%, 09/01/33	842

		8,601

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,010	Bernalillo County, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,145

	Other Revenue — 0.6%
	New Mexico Finance Authority, Senior Lien, Public Project Revolving,
1,775	Series B, Rev., 5.000%, 06/01/20	1,991
1,645	Series B, Rev., 5.000%, 06/01/21	1,815
1,890	Series B, Rev., 5.000%, 06/01/26	1,979
2,050	Series B, Rev., 5.000%, 06/01/28	2,118
10,000	New Mexico Finance Authority, State Transportation Senior Lien, Rev., 5.000%, 06/15/20	11,614
	New Mexico Finance Authority, Sub Lien,
7,260	Series A-2, Rev., 5.000%, 12/15/16	8,322
4,000	Series A-2, Rev., 5.000%, 12/15/21	4,513

		32,352

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Special Tax — 0.5%
	State of New Mexico, Severance Tax,
26,275	Series A, Rev., 4.000%, 07/01/12 (p)	27,492

		27,492

	Transportation — 0.1%
6,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/14 (p)	6,813

	Total New Mexico	93,278

	New York — 11.4%
	Certificate of Participation/Lease — 0.4%
3,835	Erie County Industrial Development Agency, City of Buffalo Project, Rev., COP, AGM, 5.000%, 05/01/13	4,112
6,590	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.000%, 08/01/28	6,606
3,925	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	4,104
5,000	New York State Urban Development Corp., Service Contract, Series B, Rev., COP, 5.250%, 01/01/25	5,216
1,000	New York State Urban Development Corp., State Facilities, Rev., COP, 5.600%, 04/01/15	1,084

		21,122

	Education — 0.9%
2,000	New York City Transitional Finance Authority, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,038
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC-TCRS, 5.250%, 07/01/13	5,444
7,825	New York State Dormitory Authority, City University Systems, 5th Generation, Series B, Rev., 5.000%, 07/01/18	8,700
	New York State Dormitory Authority, Education,
5,000	Series A, Rev., 5.000%, 03/15/21	5,525
5,000	Series A, Rev., 5.000%, 03/15/24	5,371
10,000	Series D, Rev., 5.000%, 03/15/17	11,374
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	1,878
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,619
5,000	New York State Dormitory Authority, State University Educational Facilities, Series F, Rev., AGM, 5.000%, 03/15/14	5,550

		48,499

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 0.8%
100	Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	116
	Farmingdale Union Free School District,
420	GO, 4.000%, 07/15/14	457
225	GO, 5.000%, 07/15/16	259
	New York City,
1,300	Series E, GO, 5.750%, 08/01/12	1,393
2,000	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12	2,142
5,000	Series G, GO, 5.000%, 08/01/14	5,552
8,000	Series H, GO, NATL-RE-IBC, 5.000%, 08/01/17	8,632
10,000	Series H, GO, XLCA-ICR, 5.250%, 03/15/11 (p)	10,123
4,000	Series J, Subseries J-1, GO, 5.000%, 06/01/21	4,210
3,000	New York City Transitional Finance Authority, Subseries S-1A, GO, 5.000%, 07/15/19	3,338
3,235	New York City, Unrefunded Balance, Series F, GO, 6.000%, 01/15/21	3,472
3,215	Westchester County, Series C-1, GO, 5.000%, 06/01/14	3,608

		43,302

	Hospital — 0.1%
2,995	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.000%, 08/15/15	3,284
1,500	New York State Dormitory Authority, North Shore University Hospital, Rev., NATL-RE, 5.500%, 11/01/14	1,588

		4,872

	Housing — 0.3%
	Tobacco Settlement Financing Authority, Asset-Backed,
9,000	Series B-1C, Rev., 5.500%, 06/01/18	9,406
4,000	Series B-1C, Rev., 5.500%, 06/01/19	4,289

		13,695

	Other Revenue — 3.9%
12,405	Battery Park City Authority, Series A, Rev., 5.250%, 11/01/14	13,695
12,630	Metropolitan Transportation Authority, Service Contract, Series A, Rev., 5.500%, 07/01/17	14,449
18,055	New York City Municipal Water Finance Authority, Second Generation Resolution, Series FF, Rev., 5.000%, 06/15/24	19,482
	New York City Transitional Finance Authority, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	11,094

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	35

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	7,672
1,000	New York City Transitional Finance Authority, Future Tax Secured, Subseries A-3, Rev., 5.000%, 08/01/19	1,145
5,220	New York City Transitional Finance Authority, Unrefunded Future Tax, Series E, Rev., NATL-RE, 5.250%, 02/01/19	5,585
	New York Local Government Assistance Corp.,
4,000	Series C, Rev., 5.000%, 04/01/12	4,200
4,050	Series C, Rev., 5.000%, 04/01/17	4,672
7,420	New York State Dormitory Authority, Construction Services Contract, Series A, Rev., 5.000%, 07/01/23	7,807
1,500	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., AGM-CR, 5.500%, 05/15/13	1,573
	New York State Environmental Facilities Corp., State Revolving Funds, New York City Municipal Water Project, Clean Water & Drinking,
5,040	Series D, Rev., 5.375%, 06/15/16	5,328
7,745	Series D, Rev., 5.375%, 06/15/17	8,187
8,325	Series D, Rev., 5.375%, 06/15/18	8,733
3,345	Subseries E, Rev., 5.375%, 06/15/13	3,531
6,600	Subseries E, Rev., 5.375%, 06/15/16	6,951
8,055	Subseries E, Rev., 5.375%, 06/15/19	8,427
7,425	New York State Thruway Authority, Series B, Rev., 5.000%, 04/01/23	7,823
11,025	New York State Thruway Authority, State Personal Transportation, Series A, Rev., 5.000%, 03/15/26	11,695
7,820	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	8,953
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facility, Rev., NATL-RE, 5.500%, 03/15/21	20,880
5,000	Port Authority of New York & New Jersey, Consolidated 148, Rev., AGM, 5.000%, 08/15/29	5,083
10,000	Triborough Bridge & Tunnel Authority, Series A-2, Rev., 5.000%, 11/15/28	10,205
8,265	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/18	8,780

		205,950

	Prerefunded — 0.7%
	Long Island Power Authority, Electric Systems,
4,225	Series A, Rev., AGM, 5.500%, 12/01/12 (p)	4,564

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — Continued
1,500	Series A, Rev., AGM, 5.500%, 12/01/13 (p)	1,679
	New York City,
4,055	Series B, GO, 5.500%, 12/01/11 (p)	4,211
1,765	Series F, GO, 6.000%, 01/15/13 (p)	1,943
1,325	New York City Transitional Finance Authority, Series B, Rev., 5.250%, 08/01/13 (p)	1,470
	New York City Transitional Finance Authority, Future Tax Secured,
5,525	Series C, Rev., AMBAC, 5.250%, 08/01/12 (p)	5,897
1,405	Series E, Rev., NATL-RE, 5.250%, 02/01/13 (p)	1,529
3,590	New York State Dormitory Authority, State University Educational Facilities, Rev., 5.375%, 07/01/12 (p)	3,827
3,000	New York State Thruway Authority, Transportation, Series A, Rev., AGM, 5.000%, 03/15/13 (p)	3,263
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., VAR, 6.950%, 07/15/17 (p)	6,411

		34,794

	Special Tax — 2.8%
1,500	New York City Transitional Finance Authority, Series A-1, Rev., 5.000%, 11/01/21	1,640
	New York City Transitional Finance Authority, Future Tax Secured,
33,700	Series A, Rev., VAR, 5.500%, 11/01/26	34,737
1,150	Series B, Rev., 5.000%, 11/01/19	1,316
5,000	Series B, Rev., 5.000%, 11/01/21	5,578
14,510	Series B, Rev., 5.000%, 11/01/22	15,896
5,385	New York City Transitional Finance Authority, Unrefunded Future Tax, Series B, Rev., 5.250%, 08/01/20	5,834
	New York Local Government Assistance Corp., Senior Lien,
10,000	Rev., 5.500%, 04/01/19	11,953
1,000	Series A, Rev., 5.000%, 04/01/20	1,124
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,525
	New York State Thruway Authority,
2,050	Series A, Rev., 5.000%, 03/15/17	2,355
17,000	Series A, Rev., 5.250%, 03/15/19	19,918
	New York State Urban Development Corp.,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,154
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,641

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Special Tax — Continued
2,250	New York State Urban Development Corp., State Personal Income Tax, Series A-1, Rev., 5.000%, 12/15/23	2,431
	Sales Tax Asset Receivables Corp.,
3,850	Series A, Rev., AGM-CR, MBIA, 5.000%, 10/15/20	4,184
15,000	Series A, Rev., AMBAC, 5.250%, 10/15/27	15,731
3,000	Series A, Rev., NATL-RE, 5.000%, 10/15/26	3,132
6,650	Series A, Rev., NATL-RE, 5.250%, 10/15/19	7,356

		144,505

	Transportation — 1.1%
	Metropolitan Transportation Authority,
11,205	Series A, Rev., AGC-ICC, 5.750%, 11/15/32	11,585
5,420	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,010
1,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/12	1,591
7,630	Series B, Rev., NATL-RE, FGIC, 5.250%, 11/15/16	8,248
2,500	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/94	2,830
5,700	Triborough Bridge & Tunnel Authority, Rev., 5.250%, 11/15/30	5,756
	Triborough Bridge & Tunnel Authority, General Purpose,
5,940	Series B, Rev., 5.250%, 11/15/15	6,818
14,000	Series B, Rev., 5.250%, 11/15/16	14,936

		57,774

	Utility — 0.3%
	Long Island Power Authority, Electric Systems,
10,000	Series A, Rev., 5.250%, 04/01/21	10,972
6,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,617

		17,589

	Water & Sewer — 0.1%
2,500	New York City Municipal Water Finance Authority, Water & Sewer System, Series D, Rev., 5.000%, 06/15/16	2,631
650	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Series C, Rev., 5.000%, 06/15/13	708
2,055	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Subseries B, Rev., 5.000%, 06/15/14	2,290

		5,629

	Total New York	597,731

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Carolina — 3.1%
	Certificate of Participation/Lease — 0.1%
	Cabarrus County, Installment Financing Contract,
2,000	COP, 5.750%, 04/01/11 (p)	2,050
2,355	Series C, COP, 4.000%, 06/01/12	2,452
1,895	Series C, COP, 4.000%, 06/01/13	2,007

		6,509

	General Obligation — 2.0%
1,750	Gaston County, GO, AGM, 5.000%, 04/01/15	1,978
	Johnston County,
2,200	GO, NATL-RE, 5.000%, 02/01/16 (p)	2,547
	State of North Carolina,
20,745	Series A, GO, 5.000%, 03/01/17	24,215
4,200	Series B, GO, 5.000%, 04/01/15	4,777
15,000	Series B, GO, 5.000%, 06/01/19	17,695
	State of North Carolina, Highway,
3,000	GO, 5.000%, 05/01/13	3,271
5,900	GO, 5.000%, 05/01/15	6,541
	State of North Carolina, Public Improvement,
13,185	Series A, GO, 5.000%, 05/01/15	15,025
10,675	Series A, GO, 5.000%, 05/01/16	12,359
	Union County,
2,085	Series A, GO, 5.000%, 03/01/18	2,439
3,000	Series A, GO, 5.000%, 03/01/21	3,508
	Wake County, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	GO, 5.000%, 06/01/18	5,946
3,500	GO, 5.000%, 06/01/19	4,039

		104,340

	Hospital — 0.1%
2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/19	2,353

	Housing — 0.0% (g)
330	North Carolina Housing Finance Agency, Home Ownership, Series 1-B, Rev., 5.125%, 07/01/13	331

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
5,965	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects, Rev., 5.000%, 10/01/20	6,393

	Other Revenue — 0.3%
	Mecklenburg County Public Facilities Corp., Annual Appropriation,
2,250	Rev., 5.000%, 03/01/13	2,435

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	37

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
3,000	Rev., 5.000%, 03/01/23	3,257
	State of North Carolina, Annual Appropriation, Capital Improvement,
5,370	Series A, Rev., 5.000%, 05/01/23	5,884
5,000	Series A, Rev., 5.000%, 05/01/24	5,421

		16,997

	Transportation — 0.1%
4,350	State of North Carolina, Vehicle, Rev., NATL-RE, 5.000%, 03/01/13	4,701

	Utility — 0.4%
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	5,480
15,000	North Carolina Municipal Power Agency No. 1, Catawba, Series A, Rev., 5.250%, 01/01/14	16,471

		21,951

	Total North Carolina	163,575

	Ohio — 2.4%
	Certificate of Participation/Lease — 0.2%
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., COP, 5.000%, 12/01/21	1,091
5,000	Ohio State Building Authority, Adult Correctional Facilities, Series A, Rev., COP, AGM, 5.500%, 10/01/12	5,137
3,295	State of Ohio, Denison University 2007 Project, Rev., COP, 5.000%, 11/01/19	3,655

		9,883

	Education — 0.0% (g)
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.000%, 12/01/15	1,622

	General Obligation — 1.2%
7,235	City of Columbus, Series A, GO, 5.000%, 12/15/19	8,036
1,510	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,349
5,000	State of Ohio, Common Schools, Series C, GO, 5.000%, 09/15/13	5,474
	State of Ohio, Higher Education,
6,650	GO, 5.000%, 08/01/15	7,513
5,275	GO, 5.000%, 08/01/16	6,028
9,000	State of Ohio, Highway Capital Improvements, Series H, GO, 5.000%, 05/01/12 (p)	9,630
	State of Ohio, Infrastructure Improvement,
10,840	Series B, GO, 5.000%, 08/01/15	12,246

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 1.2%
3,200	Series D, GO, 5.000%, 03/01/17	3,483
3,360	Series D, GO, 5.000%, 03/01/18	3,633
1,530	Series D, GO, 5.000%, 03/01/19	1,651
	Warrensville Height City School District, School Improvement,
1,000	GO, NATL-RE, FGIC, 7.000%, 12/01/11	1,048
1,000	GO, NATL-RE, FGIC, 7.000%, 12/01/12	1,100
1,075	GO, NATL-RE, FGIC, 7.000%, 12/01/13	1,229
1,150	GO, NATL-RE, FGIC, 7.000%, 12/01/14	1,350

		63,770

	Housing — 0.1%
220	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 02/01/14	220
	Ohio Housing Finance Agency, Hillwood II Project,
110	Rev., AMT, GNMA COLL, 4.375%, 05/20/11	111
1,245	Rev., AMT, GNMA COLL, 4.700%, 05/20/16	1,319
2,695	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series A, Rev., AMT, GNMA, 5.000%, 09/01/31	2,794

		4,444

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	RiverSouth Authority, RiverFront Area Redevelopment,
1,745	Series A, Rev., 5.250%, 12/01/16	1,905
500	Series A, Rev., 5.250%, 12/01/17	544
2,490	Series A, Rev., 5.250%, 12/01/18	2,698

		5,147

	Other Revenue — 0.4%
6,255	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/24	4,675
	Hamilton County, Sewer System Revenue Refunding & Improvement, Greater Cincinnati,
3,375	Series A, Rev., 5.000%, 12/01/20	3,851
4,210	Series A, Rev., 5.000%, 12/01/21	4,738
	Ohio State Building Authority, Adult Correctional Facilities,
2,510	Series B, Rev., 5.000%, 10/01/23	2,655
2,000	Series B, Rev., 5.000%, 10/01/24	2,092
2,000	Ohio State Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,076

		20,087

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Prerefunded — 0.1%
5,510	Montgomery County, Catholic Health, Rev., 5.500%, 09/01/11 (p)	5,651

	Transportation — 0.3%
	City of Cleveland,
8,145	Series C, Rev., AGC, 5.000%, 01/01/17	9,049
2,800	Series C, Rev., AGC, 5.000%, 01/01/18	3,111
3,000	City of Cleveland, Parking Facilities, Rev., AGM, 5.250%, 09/15/21	3,170

		15,330

	Total Ohio	125,934

	Oklahoma — 0.6%
	Education — 0.3%
	Tulsa County Industrial Authority, Jenks Public School,
1,285	Rev., 5.500%, 09/01/14	1,453
5,790	Rev., 5.500%, 09/01/16	6,737
7,345	Rev., 5.500%, 09/01/17	8,590

		16,780

	Housing — 0.0% (g)
815	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	869

	Other Revenue — 0.3%
11,000	Oklahoma Capital Improvement Authority, Higher Education Project, Series A, Rev., 5.000%, 07/01/17	12,573

	Utility — 0.0% (g)
1,470	Grand River Damn Authority, Series A, Rev., BHAC, 5.000%, 06/01/16	1,679

	Total Oklahoma	31,901

	Oregon — 0.5%
	Certificate of Participation/Lease — 0.2%
	Oregon State Department of Administrative Services,
1,685	Series A, COP, 5.000%, 05/01/24	1,768
2,200	Series A, COP, 5.000%, 05/01/25	2,286
5,000	Series A, COP, GO, 5.000%, 05/01/15	5,589

		9,643

	General Obligation — 0.2%
5,000	Portland Community College District, GO, 5.000%, 06/15/13	5,455

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
4,555	Washington County School District No. 48J Beaverton, Series A, GO, AGM, 5.000%, 06/01/13	4,963

		10,418

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
470	Oregon State Bond Bank, Economic & Community Development, Series B, Rev., NATL-RE, 5.300%, 01/01/16	472

	Prerefunded — 0.1%
3,000	Oregon State Department of Transportation, Highway User Tax, Series A, Rev., 5.500%, 11/15/12 (p)	3,252
1,845	Washington County, GO, 5.500%, 06/01/11 (p)	1,869

		5,121

	Water & Sewer — 0.0% (g)
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	2,668

	Total Oregon	28,322

	Pennsylvania — 2.0%
	Education — 0.2%
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19	5,788
	State Public School Building Authority, Delaware County Community College Project,
1,400	Rev., AGM, 5.000%, 10/01/23	1,482
1,065	Rev., AGM, 5.000%, 10/01/25	1,108
1,000	Rev., AGM, 5.000%, 10/01/26	1,033

		9,411

	General Obligation — 1.0%
8,070	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.250%, 11/01/13	8,731
	Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/19	584
900	GO, AGM, 4.125%, 12/01/21	917
3,705	Commonwealth of Pennsylvania, Fourth Series, GO, 5.000%, 07/01/13	4,051
	Commonwealth of Pennsylvania, Second Series,
10,000	GO, 5.000%, 07/01/15	11,358
2,430	GO, 5.000%, 01/01/16 (p)	2,807
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/20	3,234
3,780	Series B, GO, AGM, 4.250%, 06/01/22	3,847
3,230	Series B, GO, AGM, 4.250%, 06/01/23	3,234

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	39

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
1,415	Series B, GO, AGM, 5.000%, 06/01/16	1,594
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,848
210	Parkland School District, GO, NATL-RE, FGIC, 5.375%, 09/01/15	240
	Red Lion Area School District,
3,145	GO, AGM, 5.000%, 05/01/21	3,468
2,360	GO, AGM, 5.000%, 05/01/22	2,566
1,000	GO, AGM, 5.000%, 05/01/24	1,059
	West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,145
2,000	GO, AGM, 5.000%, 04/01/26	2,063
2,000	GO, AGM, 5.375%, 04/01/27	2,098
500	GO, AGM, 5.500%, 04/01/24	540

		56,384

	Hospital — 0.4%
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
3,000	Series A, Rev., 4.000%, 09/01/11	3,053
5,000	Series A, Rev., 5.000%, 09/01/16	5,555
2,150	Series A, Rev., 5.000%, 09/01/18	2,346
5,000	Series B, Rev., 5.000%, 06/15/18	5,235
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 0.988%, 03/01/11	3,726

		19,915

	Other Revenue — 0.2%
4,550	Delaware Valley Regional Financial Authority, Series A, Rev., AMBAC, 5.500%, 08/01/28	4,621
5,000	Northampton County General Purpose Authority, Saint Lukes Hospital Project, Series C, Rev., VAR, 4.500%, 08/15/16	5,031

		9,652

	Transportation — 0.1%
4,730	Pennsylvania Turnpike Commission, Subseries A, Rev., AGC, 5.000%, 06/01/20	5,181

	Water & Sewer — 0.1%
5,000	Allegheny County Sanitation Authority, Sewer, Rev., NATL-RE, 5.375%, 12/01/17	5,128

	Total Pennsylvania	105,671

	Puerto Rico — 0.5%
	General Obligation — 0.0% (g)
1,480	Commonwealth of Puerto Rico, Capital Appreciation, GO, NATL-RE-IBC, Zero Coupon, 07/01/17	1,097

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.4%
1,935	Puerto Rico Highway & Transportation Authority, Series G, Rev., 5.000%, 07/01/13 (p)	2,128
5,000	Puerto Rico Public Buildings Authority, Rev., CIFG-TCRS, 5.250%, 07/01/12 (p)	5,305
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	12,325

		19,758

	Special Tax — 0.0% (g)
2,000	Puerto Rico Highway & Transportation Authority, Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,482

	Transportation — 0.1%
2,500	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18	2,605

	Total Puerto Rico	24,942

	South Carolina — 1.9%
	Education — 0.4%
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
4,105	Rev., 5.000%, 12/01/14	4,593
5,500	Rev., 5.000%, 12/01/16	6,016
3,000	Rev., 5.000%, 12/01/17	3,243
2,500	Rev., 5.000%, 12/01/18	2,678
4,000	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/21	4,218

		20,748

	General Obligation — 0.9%
2,395	Charleston County, Transition Sales Tax, GO, 5.000%, 11/01/21	2,606
1,570	Richland County School District No. 2, Series A, GO, SCSDE, 5.000%, 02/01/20	1,794
10,000	State of South Carolina, Series A, GO, 5.000%, 06/01/19	11,797
4,880	State of South Carolina, State Capital Improvement, Series A, GO, 4.000%, 10/01/14	5,347
10,310	State of South Carolina, State School Facilities, Series A, GO, 4.250%, 01/01/15	10,335
	York County School District No. 1,
5,415	Series A, GO, SCSDE, 5.250%, 03/01/23	6,021
5,000	Series A, GO, SCSDE, 5.250%, 03/01/25	5,452

		43,352

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Hospital — 0.0% (g)
1,215	South Carolina Jobs & EDA, Hospital Facilities, Georgetown Memorial Hospital, Rev., AMBAC, 5.500%, 11/01/12	1,224

	Other Revenue — 0.2%
1,245	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	1,328
	State of South Carolina Public Service Authority,
4,795	Series A, Rev., AMBAC, 5.000%, 01/01/22	5,049
2,705	Series D, Rev., AGM, 5.000%, 01/01/16 (p)	2,883
2,490	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 06/01/18	2,495

		11,755

	Prerefunded — 0.1%
5,560	Greenville County School District, Building Equity Sooner Tomorrow, Rev., 5.500%, 12/01/12 (p)	6,091

	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	9,756

	Water & Sewer — 0.1%
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.000%, 01/01/24	4,875

	Total South Carolina	97,801

	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
803	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	904

	Tennessee — 0.7%
	General Obligation — 0.4%
	City of Memphis, General Improvement,
4,475	GO, NATL-RE-IBC, 5.250%, 11/01/13	4,950
4,125	Series A, GO, NATL-RE, 5.000%, 11/01/17	4,597
4,000	Series D, GO, 5.000%, 07/01/23	4,406
7,330	Montgomery County, GO, 5.000%, 04/01/22	8,294

		22,247

	Utility — 0.3%
1,910	City of Lawrenceburg, Electric, Rev., NATL-RE, 6.625%, 07/01/18	2,245
	Tennessee Energy Acquisition Corp.,
12,000	Series A, Rev., 5.000%, 09/01/13	12,604

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — Continued
1,000	Series C, Rev., 5.000%, 02/01/17	1,021

		15,870

	Total Tennessee	38,117

	Texas — 7.8%
	Certificate of Participation/Lease — 0.1%
3,000	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., COP, AMBAC, 5.000%, 02/01/16	3,275

	Education — 0.7%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,682
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,665
3,885	Houston Independent School District, Public Financing Corp. Lease, Capital Appreciation, Cesar E. Chavez, Series A, Rev., AMBAC, Zero Coupon, 09/15/12	3,812
2,400	Midland College District, GO, NATL-RE, FGIC, 5.000%, 02/15/21	2,585
2,015	Texas A&M University, Series A, Rev., 5.250%, 07/01/28	2,227
3,390	University of North Texas, Financing System, Series A, Rev., NATL-RE, FGIC, 5.000%, 04/15/12 (p)	3,563
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/19	14,027
2,000	Series A, Rev., 5.250%, 08/15/20	2,310

		36,871

	General Obligation — 3.5%
1,500	Aldine Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/21	1,741
2,000	Allen Independent School District, GO, PSF-GTD, 5.000%, 02/15/23	2,134
1,805	Bell County, Limited Tax, Unrefunded Balance, GO, 5.000%, 02/15/15	1,874
7,570	City of Austin, Public Improvement, GO, 5.000%, 09/01/22	8,661
2,795	City of Beaumont, GO, 5.000%, 03/01/24	2,978
	City of Cedar Park,
1,055	GO, AGM, 4.125%, 02/15/20	1,102
1,055	GO, AGM, 4.250%, 02/15/21	1,094
755	GO, AGM, 4.375%, 02/15/22	777
1,175	GO, AGM, 4.500%, 02/15/24	1,188
1,055	GO, AGM, 4.700%, 02/15/26	1,066
1,430	GO, AGM, 4.700%, 02/15/27	1,436

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	41

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
	City of Denton,
1,230	Series A, GO, 5.000%, 02/15/15	1,379
1,250	Series A, GO, 5.000%, 02/15/16	1,420
1,000	Series A, GO, 5.000%, 02/15/17	1,144
1,535	Series A, GO, 5.000%, 02/15/18	1,761
3,245	Series A, GO, 5.000%, 02/15/19	3,722
1,975	City of El Paso, GO, NATL-RE, 5.000%, 08/15/25	2,049
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,063
7,600	City of San Antonio, Electric & Gas Revenue, Junior Lien System, Rev., VAR, 1.150%, 12/03/12	7,599
	City of Southlake,
2,050	GO, AMBAC, 5.000%, 02/15/19	2,167
1,695	GO, AMBAC, 5.000%, 02/15/20	1,796
2,740	GO, AMBAC, 5.000%, 02/15/21	2,902
2,340	GO, AMBAC, 5.000%, 02/15/22	2,456
1,215	Clear Creek Independent School District, School Building, GO, 5.250%, 02/15/25	1,282
1,675	Collin County Community College District, Limited Tax, GO, 4.000%, 08/15/18	1,858
	County of Nueces,
2,785	GO, 5.000%, 02/15/18	3,195
4,655	GO, 5.000%, 02/15/21	5,238
5,000	GO, 5.000%, 02/15/22	5,517
	Deer Park Independent School District, Limited Tax,
1,000	GO, AGM, 5.000%, 02/15/16	1,133
1,000	GO, AGM, 5.000%, 02/15/17	1,141
2,000	Fort Bend County, GO, 5.000%, 03/01/23	2,143
	Fort Bend Independent School District,
1,000	GO, 4.000%, 02/15/13	1,059
1,000	GO, 5.000%, 02/15/12	1,044
3,500	GO, 5.000%, 02/15/19	4,036
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/23	1,603
2,625	Granbury Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/01/12	2,596
	Harris County,
5,000	Series A, GO, 5.000%, 10/01/22	5,639
1,700	Series B, GO, 4.000%, 10/01/14	1,857
5,000	Series B, GO, 5.500%, 10/01/17	5,963
1,250	Harris County, Toll Road, Sub Lien, Series A, GO, NATL-RE, 6.500%, 08/15/13	1,412

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
	Irving Independent School District,
2,000	GO, PSF-GTD, 5.250%, 02/15/13	2,173
2,000	GO, PSF-GTD, 5.250%, 02/15/14	2,238
1,900	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/18	2,128
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/17	1,150
1,000	GO, 5.000%, 08/15/19	1,143
3,000	GO, 5.000%, 08/15/20	3,385
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/20	2,887
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,274
	North East Independent School District, Capital Appreciation, School Building,
7,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	7,417
5,000	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	4,841
7,850	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	7,139
5,000	Northside Independent School District, School Building, GO, VAR, PSF-GTD, 1.500%, 08/01/12	5,012
	Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/22	1,069
3,080	GO, PSF-GTD, 4.750%, 02/15/23	3,262
1,105	GO, PSF-GTD, 5.000%, 02/15/17	1,279
2,250	Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,580
2,505	Richardson Independent School District, GO, PSF-GTD, 5.000%, 02/15/22	2,677
1,000	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/19	1,112
	State of Texas, Public Finance Authority,
3,900	GO, 5.000%, 10/01/12 (p)	4,175
8,925	Series A, GO, 5.000%, 10/01/15	10,225
4,000	Series A, GO, 5.000%, 10/01/17	4,670
4,000	Series A, GO, 5.000%, 10/01/18	4,692
2,000	Series A, GO, 5.000%, 10/01/20	2,315
1,000	Series A, GO, 5.500%, 10/01/12	1,029

		186,097

	Hospital — 0.4%
	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System,
5,000	Series B, Rev., 7.200%, 12/01/28	5,260

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Hospital — Continued
7,345	Series B, Rev., 7.200%, 12/01/29	7,720
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,804
2,690	Series A, Rev., 5.000%, 02/15/18	2,887

		19,671

	Other Revenue — 0.7%
1,765	City of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	1,973
	Coastal Water Authority, City Of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,452
5,115	Rev., 5.000%, 12/15/25	5,365
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., NATL-RE, 5.000%, 05/15/24	4,611
	Texas Public Finance Authority, Unemployment Compensation,
6,000	Series A, Rev., 5.000%, 07/01/15	6,785
14,500	Series A, Rev., 5.000%, 07/01/17	16,270

		38,456

	Prerefunded — 0.9%
2,195	Bell County, Limited Tax, GO, 5.000%, 02/15/12 (p)	2,291
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	5,262
3,595	City of Dallas, Waterworks & Sewer System, Rev., AGM, 5.375%, 04/01/13 (p)	3,941
2,500	City of Houston, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	2,892
4,100	Coastal Bend Health Facilities Development Corp., Rev., VAR, AMBAC, 5.929%, 11/15/13 (p)	4,651
	Harris County Flood Control District,
10,000	GO, 5.250%, 10/01/13 (p)	11,074
7,545	Series A, GO, 5.250%, 10/01/14 (p)	8,610
1,100	Hays Consolidated Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/11 (p)	1,041
5,000	University of Texas, Series B, Rev., 5.000%, 07/01/14 (p)	5,647

		45,409

	Special Tax — 0.2%
10,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/20	10,815

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.7%
	Dallas Area Rapid Transit, Senior Lien,
1,195	Rev., 5.000%, 12/01/19	1,356
5,000	Rev., 5.000%, 12/01/21	5,544
6,825	Series A, Rev., 5.000%, 12/01/17	7,884
8,950	Series A, Rev., 5.000%, 12/01/18	10,361
5,000	Series A, Rev., 5.000%, 12/01/21	5,575
	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
3,500	Series A, Rev., 4.000%, 11/01/13	3,682
3,500	Series A, Rev., 5.000%, 11/01/13	3,773
1,000	Series A, Rev., 5.000%, 11/01/22	1,033

		39,208

	Utility — 0.1%
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,043
4,500	City of Austin, Electric Utilities System, Rev., NATL-RE, 5.250%, 11/15/15	4,775

		5,818

	Water & Sewer — 0.5%
1,405	City of Dallas, Waterworks & Sewer System, Unrefunded Balance, Rev., AGM, 5.375%, 10/01/17	1,514
	City of Houston, Utilities Systems, First Lien,
1,000	Series A, Rev., AGM, 5.000%, 11/15/19	1,117
1,000	Series A, Rev., AGM, 5.000%, 11/15/20	1,112
3,000	Series A, Rev., NATL-RE, 5.250%, 05/15/14	3,358
6,140	Series A, Rev., NATL-RE, 5.250%, 05/15/26	6,298
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,391
5,000	Tarrant Regional Water District, Rev., AGM, 5.375%, 03/01/15	5,405
3,750	Texas Water Development Board, State Revolving Fund, Senior Lien, Series A, Rev., 5.625%, 07/15/12	3,767

		24,962

	Total Texas	410,582

	Utah — 0.4%
	General Obligation — 0.0% (g)
1,315	Davis County School District, School Building Guarantee Program, GO, 5.000%, 06/01/13	1,437
10	Salt Lake City, Unrefunded Balance, GO, 5.500%, 06/15/11	10

		1,447

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	43

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — 0.1%
	Salt Lake County, Transportation Tax,
1,500	Series A, Rev., 5.000%, 08/15/16	1,725
1,000	Series A, Rev., 5.000%, 08/15/17	1,155
1,000	Series A, Rev., 5.000%, 08/15/18	1,159

		4,039

	Prerefunded — 0.1%
2,990	Intermountain Power Agency, Utah Power Supply, Series A, Rev., NATL-RE-IBC, 6.150%, 07/01/14 (p)	3,094

	Water & Sewer — 0.2%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/28	9,790
450	Park City, Series B, Rev., 4.000%, 06/15/13	479

		10,269

	Total Utah	18,849

	Vermont — 0.0% (g)
	Prerefunded — 0.0% (g)
2,000	University of Vermont & State Agricultural College, Rev., AMBAC, 5.500%, 10/01/12 (p)	2,156

	Virginia — 1.6%
	Education — 0.2%
	Virginia College Building Authority, Public Higher Education Financing Program,
1,555	Series A, Rev., 5.000%, 09/01/14	1,745
1,000	Series A, Rev., 5.000%, 09/01/15	1,138
500	Series A, Rev., 5.000%, 09/01/16	576
4,985	Virginia College Building Authority, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	5,565

		9,024

	General Obligation — 0.6%
	Chesterfield County EDA, Public Improvement,
3,575	Series A, GO, 5.000%, 01/01/17	4,168
3,575	Series A, GO, 5.000%, 01/01/18	4,200
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,130
6,625	City of Norfolk, Series G, GO, 5.000%, 10/01/20	7,726
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	11,634
2,425	Loudoun County, Public Improvements, Series B, GO, 5.000%, 12/01/15	2,796

		31,654

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
2,000	Chesterfield County EDA, Virginia Electric & Power, Series A, Rev., 5.000%, 05/01/23	2,080

	Other Revenue — 0.2%
3,500	Fairfax County Water Authority, Subseries B, Rev., 5.250%, 04/01/25	4,070
5,265	Virginia Public School Authority, Series B, Rev., 5.000%, 08/01/13	5,767

		9,837

	Prerefunded — 0.1%
4,300	Loudoun County, Public Improvements, Series A, GO, 5.000%, 11/01/12 (p)	4,616

	Transportation — 0.2%
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.000%, 05/15/17	1,663
1,495	Series A, Rev., 5.000%, 05/15/18	1,678
1,835	Series A, Rev., 5.000%, 05/15/19	2,036
1,520	Series A, Rev., 5.000%, 05/15/20	1,671
2,015	Series A, Rev., 5.000%, 05/15/21	2,192
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/18	1,461
1,260	Series B, Rev., 5.000%, 05/15/19	1,395

		12,096

	Water & Sewer — 0.2%
3,080	Fairfax County, Rev., 5.000%, 07/15/22	3,479
7,390	Virginia Resources Authority, Clean Water, Rev., 5.500%, 10/01/22	8,981

		12,460

	Total Virginia	81,767

	Washington — 1.8%
	General Obligation — 0.9%
1,315	City of Seattle, GO, 5.000%, 12/01/13	1,456
5,140	Snohomish County School District No. 6-Mukilteo, GO, NATL-RE, FGIC, 5.700%, 12/01/12	5,546
	State of Washington,
7,010	GO, 5.000%, 01/01/22	7,873
5,000	Series 2011A, GO, 5.000%, 08/01/23	5,501
4,500	Series B & AT-7, GO, 6.400%, 06/01/17	5,228
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	10,123
5,015	Series C, GO, 5.000%, 02/01/30	5,181

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
7,260	Series R-2011B, GO, 5.000%, 07/01/23	7,984

		48,892

	Hospital — 0.1%
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/24	3,563

	Other Revenue — 0.4%
21,835	Chelan County Public Utility District No. 1, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	12,943
5,000	City of Seattle, Municipal Light & Power Revenue Refunding & Improvement, Series B, Rev., 5.000%, 02/01/24	5,414

		18,357

	Prerefunded — 0.1%
490	Cowlitz County Public Utility District No. 1, Electric Distribution System, Rev., AMBAC, 5.000%, 09/01/11 (p)	502
3,000	Kitsap County School District No. 400-North Kitsap, GO, 5.000%, 06/01/11 (p)	3,036

		3,538

	Transportation — 0.0% (g)
1,300	Port Grays Harbor, Rev., 6.375%, 12/01/14	1,303

	Utility — 0.3%
3,000	Energy Northwest Electric, Project No. 1, Series A, Rev., AGM, 5.500%, 07/01/12	3,080
13,995	Grant County Public Utility District No. 2-Priest Rapids, Series H, Rev., AGM, 5.375%, 01/01/15	14,479

		17,559

	Water & Sewer — 0.0% (g)
1,300	King County, Sewer, Rev., AGM, 5.000%, 01/01/25	1,367

	Total Washington	94,579

	West Virginia — 1.3%
	Certificate of Participation/Lease — 0.1%
1,120	City of Charleston, Urban Renewal Authority, Diamond Project, Series A, Rev., COP, AGM, 5.750%, 12/15/18	1,135
1,000	West Virginia EDA, Capitol Parking Garage Project, Rev., COP, AMBAC, 5.625%, 06/01/16	1,012
1,000	West Virginia EDA, Correctional Juvenile, Series A, Rev., COP, NATL-RE, 5.500%, 06/01/14	1,056

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificate of Participation/Lease — Continued
1,990	West Virginia State Building Commission, Regional Jail, Series A, Rev., COP, AMBAC, 5.250%, 07/01/12	2,064

		5,267

	Education — 0.3%
	West Virginia Higher Education Policy Commission, University Facilities,
1,500	Series A, Rev., NATL-RE, 5.000%, 04/01/12	1,560
1,050	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/21	1,097
1,000	West Virginia School Building Authority, Rev., 5.000%, 07/01/16	1,124
	West Virginia State Higher Education Interim Governing Board University, Marshall University,
6,295	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11 (p)	6,348
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	848
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	802
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	754
1,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/20	1,067

		13,600

	General Obligation — 0.2%
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	2,164
	State of West Virginia, Capital Appreciation, Infrastructure,
1,000	Series A, GO, NATL-RE, FGIC, Zero Coupon, 11/01/13	960
1,000	Series A, GO, NATL-RE, FGIC, Zero Coupon, 11/01/14	931
	State of West Virginia, Infrastructure,
2,000	GO, NATL-RE, FGIC, 5.000%, 11/01/14	2,240
725	Series B, GO, AMT, NATL-RE, FGIC, 5.750%, 11/01/12	757
1,000	State of West Virginia, State Roads, GO, NATL-RE, FGIC, 5.000%, 06/01/21	1,077

		8,129

	Hospital — 0.0% (g)
1,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital, Series A, Rev., AGM, 5.250%, 02/15/19	1,033

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	45

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Hospital — Continued
1,480	West Virginia State Hospital Finance Authority, United Hospital Center, Inc. Project, Series A, Rev., AMBAC, 5.000%, 06/01/15	1,614

		2,647

	Other Revenue — 0.1%
	West Virginia School Building Authority, Capital Improvement,
1,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/16	1,115
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,201
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,143

		5,459

	Prerefunded — 0.3%
3,260	Kanawha, Mercer & Nicholas Counties, Single Family Mortgage, Rev., Zero Coupon, 02/01/14 (p)	2,785
12,400	Kanawha-Putnam County, City of Huntington-Charleston, Single Family Housing, Compound Interest-1984, Series A, Rev., Zero Coupon, 12/01/16 (p)	10,868
1,065	Marion County, Single Family Mortgage, Rev., FGIC, PRIV MTGS, 7.375%, 08/01/11 (p)	1,094
45	Monongalia County, Single Family Housing, Rev., 7.200%, 03/01/11 (p)	45
1,200	Raleigh, Fayette & Nicholas Counties, SO, 6.250%, 08/01/11 (p)	1,225
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.500%, 09/01/16 (p)	1,063
1,200	West Virginia Water Development Authority, Series A, Rev., AMBAC, 5.500%, 10/01/13 (p)	1,357

		18,437

	Private Placement — 0.0% (g)
1,430	City of Parkersburg, WaterWorks & Sewer System, Series A, Rev., NATL-RE, FGIC, 5.000%, 08/01/19 (f) (i)	1,476

	Transportation — 0.1%
	West Virginia Commissioner of Highways, Surface Transportation Improvements,
500	Series A, Rev., AGM, 5.000%, 09/01/14	557
1,000	Series A, Rev., AGM, 5.000%, 09/01/15	1,127
	West Virginia State Parkways Economic Development & Tourism Authority,
1,000	Rev., NATL-RE, FGIC, 5.250%, 05/15/16	1,133

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — Continued
2,000	Rev., NATL-RE, FGIC, 5.250%, 05/15/19	2,273

		5,090

	Utility — 0.0% (g)
700	West Virginia EDA, Pollution Control, Appalachian Power Co., Amos, Series C, Rev., VAR, 4.850%, 09/04/13	739

	Water & Sewer — 0.2%
1,000	City of Clarksburg, Capital Appreciation, Water Improvement, Rev., AGM-CR, RADIAN-IBCC, Zero Coupon, 09/01/11	997
925	City of Fairmont, Waterworks, Rev., NATL-RE, 5.500%, 07/01/12	928
	West Virginia Water Development Authority, Loan Program II,
1,125	Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,199
2,275	Series B, Rev., AMBAC, 5.000%, 11/01/12	2,419
1,000	Series B, Rev., AMBAC, 5.000%, 11/01/13	1,090
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,523

		8,156

	Total West Virginia	69,000

	Wisconsin — 1.9%
	General Obligation — 1.6%
1,500	South Milwaukee School District, GO, NATL-RE, 5.000%, 04/01/16	1,687
	State of Wisconsin,
1,000	GO, 6.250%, 05/01/12	1,066
24,500	Series 1, GO, NATL-RE, 5.000%, 05/01/17	27,037
7,905	Series 1, GO, NATL-RE, 5.250%, 05/01/14	8,857
5,000	Series 1, GO, NATL-RE, 5.250%, 05/01/15	5,693
5,000	Series 2, GO, NATL-RE, 5.000%, 05/01/14	5,564
16,050	Series A, GO, 5.000%, 05/01/23	17,811
13,190	Series A, GO, 5.250%, 05/01/25	14,641

		82,356

	Private Placement — 0.2%
	Wisconsin Health & Educational Facilities Authority, Carthage College Project,
5,000	Rev., 5.700%, 05/01/14 (f) (i)	5,136
6,250	Rev., 5.950%, 05/01/19 (f) (i)	6,561

		11,697

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Water & Sewer — 0.1%
3,200	State of Wisconsin, Clean Water, Series 1, Rev., 5.100%, 06/01/12 (p)	3,384

	Total Wisconsin	97,437

	Total Municipal Bonds (Cost $4,977,385)	5,144,039

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
68,880	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (m) (Cost $68,880)	68,880

	Total Investments — 99.1% (Cost $5,046,265)	5,212,919
	Other Assets in Excess of Liabilities — 0.9%	47,686

	NET ASSETS — 100.0%	$5,260,605

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	47

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 98.5%
	California — 0.8%
	General Obligation — 0.6%
2,000	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/11	1,995
2,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/13	2,365

		4,360

	Water & Sewer — 0.2%
1,500	Metropolitan Water District of Southern California, Series B, Rev., 5.000%, 07/01/21	1,667

	Total California	6,027

	Colorado — 0.4%
	Transportation — 0.4%
3,000	Denver City & County Apartments, Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/11	3,086

	District of Columbia — 0.2%
	Certificate of Participation/Lease — 0.2%
1,500	District of Columbia, COP, NATL-RE, FGIC, 5.000%, 01/01/18	1,583

	Florida — 0.1%
	Private Placements — 0.1%
970	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15 (f) (i)	1,048

	Hawaii — 0.1%
	Water & Sewer — 0.1%
800	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/18	860

	Louisiana — 0.2%
	General Obligation — 0.2%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,699

	Massachusetts — 0.9%
	Prerefunded — 0.7%
5,000	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.000%, 07/01/14 (p)	5,638

	Special Tax — 0.2%
2,000	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	1,275

	Total Massachusetts	6,913

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — 0.3%
	Housing — 0.3%
2,115	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.250%, 12/01/11	2,151

	New Jersey — 0.7%
	Other Revenue — 0.7%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	813
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	982
3,500	New Jersey EDA, Motor Vehicle, Series A, Rev., NATL-RE, 5.250%, 07/01/15	3,788

	Total New Jersey	5,583

	New York — 91.6%
	Certificate of Participation/Lease — 9.0%
2,490	Erie County Industrial Development Agency, City of Buffalo Project, Rev., COP, AGM, 5.000%, 05/01/13	2,670
1,000	New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel, Series A, COP, AMBAC, 5.625%, 01/01/12	1,004
1,230	New York State Dormitory Authority, Series A, Rev., COP, NATL-RE, FGIC, 5.000%, 07/01/16	1,306
	New York State Dormitory Authority, City University System, CONS,
2,850	Series A, Rev., COP, AGM-CR, 5.750%, 07/01/13	2,995
10,345	Series A, Rev., COP, AMBAC-TCRS, 5.750%, 07/01/13	10,798
2,160	Series A, Rev., COP, NATL-RE, MBIA-IBC, Bank of New York, 6.000%, 07/01/20	2,453
2,355	Series B, Rev., COP, 6.000%, 07/01/14	2,521
1,295	New York State Dormitory Authority, Master Boces Program, Series A, Rev., COP, AGM, 5.000%, 08/15/11	1,322
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Rev., COP, 5.375%, 02/15/21	1,099
	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance,
2,000	Series A, Rev., COP, 5.000%, 08/15/15	2,212
2,335	Series B, Rev., COP, 6.000%, 08/15/16	2,610
795	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., COP, NATL-RE, 6.500%, 10/01/20	912
1,520	New York State Dormitory Authority, Service Contract, Child Care Facilities, Series A, Rev., COP, 5.375%, 04/01/12 (p)	1,601

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Certificate of Participation/Lease — Continued
605	New York State Dormitory Authority, Special Act School Districts Program, Rev., COP, NATL-RE, 5.300%, 07/01/11	610
1,825	New York State Dormitory Authority, State University Additional Facilities, Series C, Rev., COP, AGM, 5.750%, 05/15/17	2,146
	New York State Dormitory Authority, State University Educational Facilities,
3,725	Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	3,894
5,000	Series A, Rev., COP, NATL-RE-IBC, 5.250%, 05/15/15	5,495
1,050	Series A, Rev., COP, NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,147
1,500	New York State Urban Development Corp., Series D, Rev., COP, 5.375%, 01/01/21	1,660
3,045	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., COP, AGM, 5.250%, 01/01/14	3,249
1,425	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., COP, AMBAC-TCRS, 5.500%, 01/01/14	1,502
	New York State Urban Development Corp., Service Contract,
3,500	Series A, Rev., COP, AGM, 5.000%, 01/01/18	3,986
2,000	Series B, Rev., COP, 5.250%, 01/01/23	2,129
3,000	Series B, Rev., COP, 5.250%, 01/01/25	3,129
7,000	Series C, Rev., COP, 5.000%, 01/01/25	7,186
1,000	New York State Urban Development Corp., State Facilities, Rev., COP, 5.600%, 04/01/15	1,084

		70,720

	Education — 5.9%
1,020	Allegany County Industrial Development Agency, Alfred University, Civic Facilities, Rev., NATL-RE, 5.250%, 08/01/11	1,023
	New York City Transitional Finance Authority, Fiscal Year 2009,
2,800	Series S-3, Rev., 5.250%, 01/15/25	2,943
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,342
1,000	New York Mortgage Agency, Higher Education, Rev., 4.000%, 11/01/14	1,042
115	New York State Dormitory Authority, Canisius College, Rev., NATL-RE, 4.950%, 07/01/14	117
2,500	New York State Dormitory Authority, City University System, 5th Generation, Rev., NATL-RE-IBC, 5.000%, 07/01/20	2,658
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.000%, 07/01/15	1,090

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education —Continued
95	New York State Dormitory Authority, Long Island University, Unrefunded Balance, Rev., RADIAN, 5.000%, 09/01/12	96
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.500%, 07/01/14	562
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,694
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,012
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,166
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,360
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	1,811
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,619
8,360	Series A, Rev., AMBAC, 5.750%, 07/01/13	9,233
1,000	Series A, Rev., NATL-RE, 5.750%, 07/01/15	1,156
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	4,106
1,000	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/24	1,043
1,235	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/11	1,253
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/18	2,009

		46,335

	General Obligation — 19.6%
2,380	Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,649
	Brockport Central School District,
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/13	1,809
1,100	GO, NATL-RE, FGIC, 5.500%, 06/15/14	1,226
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/15	1,878
685	GO, NATL-RE, FGIC, 5.750%, 06/15/17	793
	Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 07/15/16	96
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17	50
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18	61
1,000	Canandaigua City School District, Series A, GO, AGM, 5.375%, 04/01/15	1,054
	Clarkstown Central School District,
605	GO, AGM, 5.000%, 04/15/13	657
255	GO, AGM, 5.250%, 04/15/15	284
	Cleveland Hill Union Free School District, Unrefunded Balance,
275	GO, NATL-RE, FGIC, 5.500%, 10/15/13	276
295	GO, NATL-RE, FGIC, 5.500%, 10/15/14	296
1,650	Erie County, Public Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 09/01/12 (p)	1,760

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	49

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
285	Fayetteville-Manlius Central School District, GO, NATL-RE, FGIC, 5.000%, 06/15/12	301
	Genesee Country, Public Improvement,
1,350	GO, 4.000%, 04/15/14	1,454
1,000	GO, 4.000%, 04/15/15	1,088
	Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,200
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,199
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,143
1,240	Half Hollow Hills Central School District, GO, XLCA, 5.000%, 06/15/18	1,441
1,000	Ilion Central School District, Series B, GO, NATL-RE, FGIC, 5.000%, 06/15/14	1,059
	Monroe County, Public Improvement,
1,050	GO, 6.000%, 03/01/13	1,136
1,030	GO, NATL-RE, FGIC, 5.000%, 03/01/15	1,054
100	GO, NATL-RE, FGIC, 5.000%, 03/01/16	102
335	GO, NATL-RE-IBC, 6.000%, 03/01/15	377
1,000	GO, NATL-RE-IBC, 6.000%, 03/01/18	1,153
280	Monroe Woodbury Central School District, GO, AGM, 5.000%, 04/15/14	306
	Nassau County,
2,160	Series A, GO, AGC, 5.000%, 05/01/17	2,332
4,920	Series A, GO, AGC, 5.000%, 05/01/22	5,097
1,000	Series C, GO, AGM, 5.000%, 07/01/22	1,032
2,000	Series E, GO, AGC, 4.000%, 06/01/15	2,079
2,000	Series F, GO, 5.000%, 10/01/20	2,162
4,280	Nassau County, General Improvement, Series C, GO, AGC, 5.000%, 10/01/24	4,343
1,100	New Rochelle City School District, GO, AGC, 5.000%, 12/01/15	1,251
	New York City,
3,000	Series A-1, GO, 5.250%, 08/15/23	3,228
2,250	Series B, GO, 4.000%, 08/01/14	2,424
4,000	Series B, GO, NATL-RE, FGIC-TCRS, 5.750%, 08/01/13	4,248
2,000	Series C, GO, 5.000%, 08/01/17	2,265
2,000	Series C, GO, 5.000%, 08/01/19	2,265
3,000	Series C, GO, 5.000%, 01/01/20	3,256
5,000	Series D, GO, 5.000%, 02/01/17	5,652
5,000	Series E, GO, AGM, 5.000%, 11/01/17	5,456
2,640	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12	2,828
2,500	Series G, GO, 5.000%, 12/01/19	2,668
3,000	Series G, GO, 5.000%, 08/01/20	3,201
3,000	Series H, GO, 5.000%, 08/01/16	3,245
2,000	Series H-1, GO, 5.125%, 03/01/24	2,120

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
5,000	Series J, GO, NATL-RE, 5.250%, 05/15/18	5,421
1,000	Series J, Sub Series J-1, GO, AGM, 5.000%, 06/01/20	1,077
2,500	Series P, GO, NATL-RE, 5.000%, 08/01/16	2,756
3,000	Sub Series B-1, GO, 5.250%, 09/01/24	3,192
2,000	Sub Series B-1, GO, 5.250%, 09/01/25	2,109
3,535	Sub Series F-1, GO, XLCA, 5.000%, 09/01/19	3,801
1,000	Sub Series J-1, GO, 5.000%, 05/15/24	1,052
3,000	Sub Series L-1, GO, 5.000%, 04/01/22	3,209
4,000	New York City, Fiscal Year 2008, Series A-1, GO, 5.000%, 08/01/18	4,479
440	Niagara County, Public Improvement, GO, NATL-RE, 5.750%, 07/15/14	502
545	Ogdensburg Enlarged City School District, GO, NATL-RE, 4.500%, 06/15/11	551
1,010	Oneida County, GO, NATL-RE, FGIC, 5.500%, 03/15/11	1,012
	Onondaga County,
3,050	Series A, GO, 5.000%, 03/01/24	3,319
1,230	Series A, GO, 5.250%, 05/15/13	1,255
1,280	Series A, GO, 5.250%, 05/15/14	1,305
1,335	Series A, GO, 5.250%, 05/15/15	1,362
785	Series A, GO, 5.250%, 05/15/16	801
	Onondaga County, Unrefunded Balance,
975	Series A, GO, 5.000%, 05/01/11	982
580	Series A, GO, 5.000%, 05/01/12	607
1,960	Series A, GO, 5.000%, 05/01/12 (p)	2,066
1,565	Series A, GO, 5.250%, 05/15/11 (p)	1,597
870	Orange County, Various Purpose, GO, 3.000%, 07/01/14	920
1,500	Oyster Bay, Public Improvement, Series A, GO, 5.000%, 02/15/16	1,719
775	Red Creek Central School District, GO, AGM, 5.500%, 06/15/14	818
	State of New York,
5,000	Series A, GO, 5.000%, 02/15/27	5,279
6,260	Series C, GO, 5.000%, 04/15/16	7,020
4,000	Series C, GO, 5.000%, 04/15/17	4,421
	Suffolk County, Public Improvement,
1,150	Series B, GO, 4.500%, 11/01/14	1,252
1,550	Series C, GO, NATL-RE, 5.250%, 07/15/13	1,638
1,215	Series C, GO, NATL-RE, 5.250%, 07/15/14	1,284
1,085	Webster Central School District, Series B, GO, AGM, 4.250%, 10/01/14	1,193

		155,053

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Hospital — 2.0%
3,000	New York State Dormitory Authority, FHA Insured Mortgage Montefiore Hospital, Rev., 5.000%, 08/01/20	3,169
400	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home, Series A, Rev., NATL-RE, 5.500%, 08/01/20	405
2,305	New York State Dormitory Authority, Long Island Jewish Medical Center, Series A, Rev., 5.000%, 11/01/17	2,449
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Series C, Rev., NATL-RE, 5.500%, 07/01/23	1,103
370	Series C, Rev., NATL-RE, 5.750%, 07/01/19	430
4,875	Sub Series A2, Rev., 5.000%, 07/01/26	4,968
3,000	New York State Dormitory Authority, Municipal Health Facility, Series 2, Sub Series 2, Rev., 5.000%, 01/15/21	3,212

		15,736

	Housing — 0.7%
2,000	New York City Housing Development Corp., Capital Funding Program, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/19	2,117
	New York Mortgage Agency, Homeowner Mortgage,
910	Series 143, Rev., AMT, 4.750%, 10/01/22	892
2,485	Series 156, Rev., 5.000%, 04/01/25	2,523

		5,532

	Industrial Development Revenue/Pollution Control Revenue — 3.1%
4,290	New York City Industrial Development Agency, Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,516
	New York City Transitional Finance Authority, Future Tax,
2,000	Sub Series I-2, Rev., 4.000%, 11/01/17	2,174
1,000	Sub Series I-2, Rev., 5.000%, 11/01/17	1,146
1,400	Sub Series I-2, Rev., 5.000%, 11/01/26	1,471
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance,
425	Series B, Rev., 5.200%, 05/15/14	445
460	Series NYC-02, Rev., 5.750%, 06/15/11	468
700	Series NYC-02, Rev., 5.750%, 06/15/12	746
5,315	New York State Environmental Facilities Corp., State Water Revolving Fund, Series E, Rev., NATL-RE, 6.000%, 06/15/12	5,659

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Development Revenue/Pollution Control Revenue — Continued
	New York State Urban Development Corp., State Personal Income Tax,
1,000	Series C, Rev., 4.000%, 12/15/14	1,091
1,000	Series C, Rev., 4.000%, 12/15/15	1,096
2,400	Series C, Rev., 4.000%, 12/15/16	2,639
1,100	Series C, Rev., 5.000%, 12/15/15	1,259
1,350	Series C, Rev., 5.000%, 12/15/16	1,563

		24,273

	Other Revenue — 8.5%
1,500	Albany County Airport Authority, Series A, Rev., AGM, 3.000%, 12/15/14	1,528
2,500	Erie County Industrial Development Agency, City School District, Buffalo Project, Series A, Rev., AGM, 5.750%, 05/01/20	2,839
	New York City Industrial Development Agency, Civic Facility Revenue, USTA National Tennis Center, Inc. Project,
1,640	Series A, Rev., AGM, 5.000%, 11/15/17	1,758
750	Series A, Rev., AGM, 5.000%, 11/15/19	800
	New York City Transitional Finance Authority, Future Tax Secured,
2,000	Series D, Rev., 5.000%, 11/01/15	2,269
2,000	Series D, Rev., 5.000%, 11/01/16	2,298
1,160	Sub Series A-3, Rev., 5.000%, 08/01/16	1,328
1,695	New York City, Armenian Museum of Natural History, Series A, Rev., 5.000%, 04/01/18	1,949
5,000	New York State Dormitory Authority, Court Facilities Lease, New York City Issue, Rev., AMBAC, 5.500%, 05/15/26	5,302
3,000	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/25	3,452
	New York State Dormitory Authority, Mount Sinai Hospital,
2,000	Series A, Rev., 5.000%, 07/01/17	2,117
2,000	Series A, Rev., 5.000%, 07/01/26	1,986
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund,
1,315	Series C, Rev., 4.000%, 04/15/17	1,447
2,550	Series C, Rev., 5.000%, 10/15/27	2,711
1,675	New York State Housing Finance Agency, Affordable Housing, Series B, Rev., 1.700%, 05/01/13	1,672
4,500	New York State Local Government Assistance Corp., Series A-5/6, Rev., 5.000%, 04/01/18	5,216
1,125	New York State Thruway Authority, Local Highway & Bridge Trust Fund, Rev., 5.000%, 04/01/14	1,232

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	51

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
3,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	3,491
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	5,754
3,165	New York State Urban Development Corp., Service Contract, Series B, Rev., 5.000%, 01/01/19	3,502
	Suffolk County Water Authority,
1,365	Series A, Rev., 5.000%, 06/01/14	1,498
1,395	Series A, Rev., 5.000%, 06/01/15	1,550
1,155	Syracuse Industrial Development Agency, Syracuse City School District, Series A, Rev., AGM, 5.000%, 05/01/21	1,260
5,000	Tobacco Settlement Financing Authority, Asset Backed, Series A-1, Rev., AMBAC, 5.250%, 06/01/20	5,319
1,375	TSASC, Inc., Series 1, Rev., 4.750%, 06/01/22	1,280
	United Nations Development Corp.,
2,000	Series A, Rev., 5.000%, 07/01/22	2,135
1,000	Series A, Rev., 5.000%, 07/01/23	1,055

		66,748

	Prerefunded — 3.9%
500	Attica Central School District, GO, AGM, 5.000%, 06/15/11 (p)	507
70	Irvington Union Free School District, GO, AGM, 5.000%, 04/01/11 (p)	70
	Long Island Power Authority, Electric Systems,
5,250	Series A, Rev., AGM, 5.500%, 12/01/12 (p)	5,671
1,875	Series A, Rev., AGM, 5.500%, 12/01/13 (p)	2,099
10,860	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., FGIC, 4.750%, 10/01/15 (p)	12,473
345	New York State Dormitory Authority, Columbia University, Series A, Rev., 5.250%, 07/01/11 (p)	354
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.000%, 08/15/16 (p)	6
1,000	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Series A, Rev., 5.750%, 06/15/12 (p)	1,069
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,500	Series A, Rev., 5.375%, 03/15/12 (p)	5,776
	Onondaga County,
200	Series A, GO, 5.000%, 05/01/11 (p)	202
510	Series A, GO, 5.000%, 05/01/12 (p)	537

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — Continued
275	Shenendehowa Central School District, Clifton Park, GO, AGM, 5.500%, 07/15/11 (p)	281
	Triborough Bridge & Tunnel Authority, General Purpose,
100	Series A, Rev., 4.750%, 01/01/16 (p)	114
1,850	Series X, Rev., 6.625%, 01/01/12 (p)	1,948

		31,107

	Private Placement — 0.3%
	Amherst Industrial Development Agency, Faculty-Student Housing Corp.,
1,175	Series A, Rev., AMBAC, 5.500%, 08/01/15 (f) (i)	1,209
1,000	Series B, Rev., AMBAC, 5.500%, 08/01/15 (f) (i)	1,029

		2,238

	Resource Recovery — 0.1%
1,000	Oneida-Herkimer Solid Waste Management Authority, Solid Waste Systems, Rev., AGM, 5.500%, 04/01/11	1,004

	Special Tax — 12.8%
	Nassau County Interim Finance Authority, Sales Tax Secured,
1,000	Series A, Rev., 5.000%, 11/15/20	1,129
1,000	Series A, Rev., 5.000%, 11/15/21	1,116
3,000	New York City Transitional Finance Authority, Fiscal Year 2007, Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,138
	New York City Transitional Finance Authority, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,567
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,580
	New York City Transitional Finance Authority, Future Tax Secured,
1,545	Series A, Rev., 5.000%, 05/01/26	1,617
1,170	Series A, Rev., 5.250%, 11/01/19	1,349
4,700	Series A, Rev., VAR, 5.500%, 11/01/26	4,845
1,000	Series B, Rev., 5.000%, 11/01/18	1,122
3,000	Series B, Rev., 5.000%, 11/01/20	3,288
3,250	Series D, Rev., 5.000%, 11/01/25	3,451
5,000	Sub Series C-1, Rev., 5.000%, 11/01/19	5,572
50	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series B, Rev., 5.500%, 02/01/13	51
2,000	New York City Transitional Finance Authority, Recovery, Sub Series 3B-1, Rev., 5.000%, 11/01/16	2,298
	New York Local Government Assistance Corp.,
5,000	Series C, Rev., 5.000%, 04/01/14	5,568

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Special Tax — Continued
1,960	Series E, Rev., AGM-CR, 6.000%, 04/01/14	2,130
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,415
2,500	Series A, Rev., 5.000%, 04/01/20	2,809
	New York State Dormitory Authority,
4,000	Series A, Rev., 5.250%, 02/15/23	4,403
3,455	Series B, Rev., 5.250%, 02/15/21	3,921
	New York State Dormitory Authority, Education,
2,000	Series B, Rev., 5.000%, 03/15/20	2,267
3,100	Series C, Rev., 5.000%, 03/15/24	3,305
5,000	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.000%, 03/15/22	5,496
	New York State Environmental Facilities Corp.,
1,725	Series A, Rev., 5.000%, 12/15/17	1,955
1,000	Series A, Rev., 5.000%, 12/15/22	1,094
1,000	Series A, Rev., 5.250%, 12/15/17	1,170
2,000	Series A, Rev., 5.250%, 12/15/18	2,352
	New York State Housing Finance Agency, Economic Development & Housing,
560	Series A, Rev., 3.000%, 03/15/14	587
1,295	Series A, Rev., 5.000%, 03/15/25	1,376
2,890	Series A, Rev., 5.000%, 03/15/26	3,042
2,705	Series A, Rev., 5.000%, 03/15/27	2,833
	New York State Thruway Authority,
1,325	Series A, Rev., 5.000%, 03/15/19	1,494
2,455	Series A, Rev., 5.000%, 03/15/22	2,659
3,700	Series A, Rev., 5.250%, 03/15/19	4,335
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,045	Series A-1, Rev., 5.000%, 12/15/21	5,539
5,000	Series A-1, Rev., 5.000%, 12/15/24	5,313
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,768

		100,954

	Transportation — 17.9%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
2,000	Series 2008C, Rev., 6.250%, 11/15/23	2,251
1,000	Series A, Rev., 5.100%, 11/15/23	1,058
1,000	Series A, Rev., 5.125%, 11/15/24	1,042
1,000	Series A, Rev., NATL-RE, FGIC, 5.250%, 11/15/17	1,138
1,000	Series B, Rev., 5.250%, 11/15/22	1,092
2,000	Series B, Rev., 5.250%, 11/15/24	2,115

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — Continued
	Metropolitan Transportation Authority, Service Contract,
16,920	Series A, Rev., 5.750%, 07/01/16	19,480
4,750	Series A, Rev., AGM-CR, 5.750%, 01/01/18	5,536
1,000	Metropolitan Transportation Authority, Transportation Facilities, Series F, Rev., 5.000%, 11/15/15	1,103
	New York State Thruway Authority,
1,800	Series A, Rev., 5.000%, 04/01/16	2,014
5,000	Series A, Rev., 5.000%, 03/15/17	5,744
1,550	Series A, Rev., 5.000%, 03/15/20	1,757
6,000	Series A, Rev., 5.000%, 04/01/26	6,244
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,111
8,695	Series B, Rev., 5.000%, 04/01/22	9,317
	New York State Thruway Authority, Local Highway & Bridge Trust Fund,
2,000	Rev., 5.000%, 04/01/17	2,234
2,000	Rev., 5.000%, 04/01/19	2,226
2,000	Rev., 5.000%, 04/01/20	2,203
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/20	2,703
1,500	Series A, Rev., 5.000%, 04/01/22	1,601
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/21	2,651
1,000	Series A, Rev., NATL-RE, 5.000%, 04/01/20	1,072
2,500	Series B, Rev., 5.000%, 04/01/22	2,658
5,000	Series B, Rev., 5.000%, 04/01/24	5,229
5,000	Series B, Rev., AGM, 5.000%, 04/01/15	5,588
2,875	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/16	3,201
5,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/17	5,566
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,172
3,000	Series H, Rev., NATL-RE, 5.000%, 01/01/21	3,223
1,375	Niagara Falls Bridge Commission, Tolls, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	1,442
	Port Authority of New York & New Jersey, CONS,
3,000	147th Series, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,084
1,500	149th Series, Rev., 5.000%, 11/15/18	1,672
4,000	151st Series, Rev., 5.250%, 09/15/23	4,086
5,000	152nd Series, Rev., 5.000%, 11/01/22	5,095
	Triborough Bridge & Tunnel Authority, General Purpose,
6,305	Series A, Rev., 5.000%, 11/15/21	6,866
1,500	Series A-2, Rev., 5.000%, 11/15/23	1,598

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	53

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Transportation — Continued
2,650	Series C, Rev., 5.000%, 11/15/21	2,916
3,800	Series C, Rev., 5.000%, 11/15/23	4,048
5,000	Series D, Rev., 5.000%, 11/15/23	5,269

		141,405

	Utility — 2.1%
	Long Island Power Authority, Electric Systems,
2,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/19	2,668
2,000	Series B, Rev., 5.625%, 04/01/24	2,157
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,099
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,497
1,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/18	1,090
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 06/01/21	3,367
2,500	New York Power Authority (The), Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,753

		16,631

	Water & Sewer — 5.7%
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., NATL-RE, 5.000%, 10/01/19	919
700	Series B, Rev., NATL-RE, 5.000%, 10/01/20	734
1,000	New York City Municipal Water Finance Authority, 2nd Generation, Fiscal Year 2010, Series BB, Rev., 5.000%, 06/15/14	1,113
	New York City Municipal Water Finance Authority, Water & Sewer System,
3,000	Series AA, Rev., 5.000%, 06/15/22	3,251
1,500	Series B, Rev., 5.000%, 06/15/18	1,652
7,355	Series B, Rev., 5.000%, 06/15/19	8,050
5,330	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Generation Resolution, Series BB, Rev., 5.000%, 06/15/19	5,838
	New York State Environmental Facilities Corp.,
1,450	Series A, Rev., 5.000%, 06/15/14	1,616
1,000	Series A, Rev., 5.000%, 06/15/15	1,132
1,015	New York State Environmental Facilities Corp., Municipal Water Revolving Fund, Series E, Rev., 5.000%, 06/15/14	1,138
2,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, New York City Municipal Project, Revolving Funds, Series E, Rev., 5.375%, 06/15/15	2,107

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — Continued
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 10/15/25	4,895
3,125	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution, Series I, Rev., 5.000%, 06/15/14	3,391
	New York State Environmental Facilities Corp., State Water Revolving Fund, Unrefunded Balance,
4,490	Series B, Rev., 5.700%, 07/15/13	4,510
4,650	Series B, Rev., 5.700%, 07/15/14	4,671

		45,017

	Total New York	722,753

	Ohio — 0.3%
	Housing — 0.2%
1,030	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.300%, 09/01/16	1,051

	Other Revenue — 0.1%
1,400	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/24	1,046

	Total Ohio	2,097

	Puerto Rico — 1.4%
	General Obligation — 0.7%
4,000	Commonwealth of Puerto Rico, GO, NATL-RE, 5.750%, 07/01/11	4,063
	Commonwealth of Puerto Rico, Public Improvement,
1,120	GO, AGM-CR, 5.500%, 07/01/12	1,178
210	Series A, GO, 5.500%, 07/01/18	218

		5,459

	Other Revenue — 0.2%
1,470	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed, Unrefunded Balance, Series C, Rev., 5.500%, 07/01/12	1,533

	Transportation — 0.4%
	Puerto Rico Highway & Transportation Authority,
2,000	Series AA, Rev., NATL-RE, 5.500%, 07/01/18	2,084
1,105	Series Z, Rev., AGM, 6.250%, 07/01/16	1,234

		3,318

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Utility — 0.1%
475	Puerto Rico Electric Power Authority, Series KK, Rev., AGM, 5.250%, 07/01/13	509

	Total Puerto Rico	10,819

	Texas — 0.5%
	General Obligation — 0.5%
1,750	Grand Prairie Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	1,480
3,000	Lewisville Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 08/15/15	2,726

	Total Texas	4,206

	Virgin Islands — 0.5%
	Other Revenue — 0.5%
4,000	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes, Series A, Rev., 6.375%, 10/01/19	4,047

	Wisconsin — 0.5%
	General Obligation — 0.3%
2,500	State of Wisconsin, Series 1, GO, NATL-RE, 5.000%, 05/01/16	2,792

	Private Placement — 0.2%
1,250	State of Wisconsin, Health & Education, Rev., 4.780%, 05/01/29 (f) (i)	1,254

	Total Wisconsin	4,046

	Total Municipal Bonds (Cost $748,051)	776,918

SHARES
Short-Term Investment — 0.5%
	Investment Company — 0.5%
4,175	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (m) (Cost $4,175)	4,175

	Total Investments — 99.0% (Cost $752,226)	781,093
	Other Assets in Excess of Liabilities — 1.0%	8,109

	NET ASSETS — 100.0%	$789,202

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	55

J.P. Morgan Tax Free Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

ACA	— Insured by American Capital Access
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.*
AMT	— Alternative Minimum Tax
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CIFG	— Insured by CDC IXIS Financial Guaranty
COLL	— Collateral
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GAN	— Grant Anticipation Note
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
IBCC	— Insured Bond Custodial Certificate
ICC	— Insured Custody Certificates
ICR	— Insured Custodial Receipts
IDA	— Industrial Development Authority
LIQ	— Liquidity Agreement
MBIA	— Insured by Municipal Bond Insurance Corp.
MTGS	— Mortgages
NATL	— Insured by National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue
PRIV	— Private
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RADIAN	— Insured by Radian Asset Assurance
RE	— Reinsured
Rev.	— Revenue Bond

SCSDE	— South Carolina School District Enhancement
SO	— Special Obligation
TAN	— Tax Anticipation Note
TCRS	— Transferable Custodial Receipts
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2011.
XLCA	— Insured by XL Capital Assurance

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)

—  Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (amounts in thousands):

	Fund	Value	Percentage
	California Tax Free Bond Fund	$5,317	1.9%
	Intermediate Tax Free Bond Fund	19,983	0.4
	New York Tax Free Bond Fund	4,540	0.6

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of February 28, 2011.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
*	— Filed for bankruptcy on November 8, 2010.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	57

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2011

(Amounts in thousands, except per share amounts)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$275,749		$5,144,039	$776,918
Investments in affiliates, at value	5,249		68,880	4,175

Total investment securities, at value	280,998		5,212,919	781,093
Receivables:
Investment securities sold	—		2,180	—
Fund shares sold	1,085		7,784	2,249
Interest and dividends	3,129		59,031	9,871

Total Assets	285,212		5,281,914	793,213

LIABILITIES:
Payables:
Dividends	455		10,935	1,093
Investment securities purchased	1		6	—	(a)
Fund shares redeemed	835		7,662	2,321
Accrued liabilities:
Investment advisory fees	51		1,192	182
Administration fees	15		391	59
Shareholder servicing fees	18		627	109
Distribution fees	38		141	131
Custodian and accounting fees	19		161	38
Trustees’ and Chief Compliance Officer’s fees	—	(a)	14	6
Other	48		180	72

Total Liabilities	1,480		21,309	4,011

Net Assets	$283,732		$5,260,605	$789,202

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
NET ASSETS:
Paid in capital	$281,816	$5,098,704	$762,886
Accumulated undistributed (distributions in excess of) net investment income	8	569	(14)
Accumulated net realized gains (losses)	(476)	(5,322)	(2,537)
Net unrealized appreciation (depreciation)	2,384	166,654	28,867

Total Net Assets	$283,732	$5,260,605	$789,202

Net Assets:
Class A	$63,899	$308,840	$243,933
Class B	—	4,826	2,655
Class C	51,267	132,680	141,174
Institutional Class	36,117	904,992	38,866
Select Class	132,449	3,909,267	362,574

Total	$283,732	$5,260,605	$789,202

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	6,126	28,216	34,196
Class B	—	448	371
Class C	4,949	12,370	19,801
Institutional Class	3,523	83,895	5,429
Select Class	12,704	362,030	50,648

Net Asset Value:
Class A — Redemption price per share	$10.43	$10.95	$7.13
Class B — Offering price per share (b)	—	10.77	7.16
Class C — Offering price per share (b)	10.36	10.73	7.13
Institutional Class — Offering and redemption price per share	10.25	10.79	7.16
Select Class — Offering and redemption price per share	10.43	10.80	7.16
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.84	$11.38	$7.41

Cost of investments in non-affiliates	$273,365	$4,977,385	$748,051
Cost of investments in affiliates	5,249	68,880	4,175

(a)	Amount rounds to less than $1,000.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	59

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2011

(Amounts in thousands)

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$11,058	$190,841	$36,611
Dividend income from affiliates	39	306	14
Other income	6	91	28

Total investment income	11,103	191,238	36,653

EXPENSES:
Investment advisory fees	929	15,994	2,796
Administration fees	284	4,883	854
Distribution fees:
Class A	185	893	712
Class B	—	62	32
Class C	411	1,256	1,381
Shareholder servicing fees:
Class A	185	893	712
Class B	—	21	11
Class C	137	419	460
Institutional Class	41	887	46
Select Class	350	9,779	1,032
Custodian and accounting fees	58	440	102
Interest expense to affiliates	—	—	4
Professional fees	57	106	68
Trustees’ and Chief Compliance Officer’s fees	3	72	18
Printing and mailing costs	10	98	26
Registration and filing fees	8	264	25
Transfer agent fees	53	329	150
Other	10	52	13

Total expenses	2,721	36,448	8,442

Less amounts waived	(761)	(4,243)	(573)
Less earnings credits	— (a)	— (a)	— (a)

Net expenses	1,960	32,205	7,869

Net investment income (loss)	9,143	159,033	28,784

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	75	(5,751)	(1,616)

Change in net unrealized appreciation (depreciation) of investments in non-affiliates	(5,879)	(82,845)	(18,557)

Net realized/unrealized gains (losses)	(5,804)	(88,596)	(20,173)

Change in net assets resulting from operations	$3,339	$70,437	$8,611

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,143	$7,409	$159,033	$156,537
Net realized gain (loss)	75	(40)	(5,751)	5,039
Change in net unrealized appreciation (depreciation)	(5,879)	7,363	(82,845)	134,024

Change in net assets resulting from operations	3,339	14,732	70,437	295,600

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,187)	(1,529)	(9,948)	(9,407)
From net realized gains	—	—	(52)	(273)
Class B
From net investment income	—	—	(177)	(254)
From net realized gains	—	—	(1)	(9)
Class C
From net investment income	(1,383)	(732)	(3,648)	(2,850)
From net realized gains	—	—	(25)	(114)
Institutional Class
From net investment income	(1,278)	(1,693)	(27,374)	(29,185)
From net realized gains	—	—	(134)	(685)
Select Class
From net investment income	(4,283)	(3,462)	(117,439)	(116,639)
From net realized gains	—	—	(596)	(2,790)

Total distributions to shareholders	(9,131)	(7,416)	(159,394)	(162,206)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(877)	115,419	181,844	755,673

NET ASSETS:
Change in net assets	(6,669)	122,735	92,887	889,067
Beginning of period	290,401	167,666	5,167,718	4,278,651

End of period	$283,732	$290,401	$5,260,605	$5,167,718

Accumulated undistributed (distributions in excess of) net investment income	$8	$(4)	$569	$129

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	61

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$28,784	$27,421
Net realized gain (loss)	(1,616)	1,108
Change in net unrealized appreciation (depreciation)	(18,557)	25,978

Change in net assets resulting from operations	8,611	54,507

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(9,082)	(7,465)
Class B
From net investment income	(103)	(181)
Class C
From net investment income	(4,562)	(3,212)
Institutional Class
From net investment income	(1,582)	(2,285)
Select Class
From net investment income	(13,452)	(14,346)

Total distributions to shareholders	(28,781)	(27,489)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(149,724)	225,416

NET ASSETS:
Change in net assets	(169,894)	252,434
Beginning of period	959,096	706,662

End of period	$789,202	$959,096

Accumulated undistributed (distributions in excess of) net investment income	$(14)	$(17)

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$27,917	$63,109	$109,121	$234,035
Net assets acquired in Fund reorganization (See Note 9)	—	—	—	65,769
Dividends and distributions reinvested	1,670	1,120	7,913	7,626
Cost of shares redeemed	(34,378)	(11,469)	(182,875)	(105,831)

Change in net assets from Class A capital transactions	$(4,791)	$52,760	$(65,841)	$201,599

Class B
Proceeds from shares issued	$—	$—	$102	$1,018
Net assets acquired in Fund reorganization (See Note 9)	—	—	—	8,541
Dividends and distributions reinvested	—	—	123	176
Cost of shares redeemed	—	—	(6,845)	(4,830)

Change in net assets from Class B capital transactions	$—	$—	$(6,620)	$4,905

Class C
Proceeds from shares issued	$25,205	$46,197	$57,051	$135,024
Dividends and distributions reinvested	1,074	559	2,895	2,375
Cost of shares redeemed	(20,928)	(3,848)	(86,375)	(17,497)

Change in net assets from Class C capital transactions	$5,351	$42,908	$(26,429)	$119,902

Institutional Class
Proceeds from shares issued	$10,187	$9,211	$248,384	$473,547
Dividends and distributions reinvested	237	182	4,351	2,186
Cost of shares redeemed	(21,490)	(19,153)	(243,846)	(448,232)

Change in net assets from Institutional Class capital transactions	$(11,066)	$(9,760)	$8,889	$27,501

Select Class
Proceeds from shares issued	$73,133	$66,236	$1,531,933	$1,642,884
Net assets acquired in Fund reorganization (See Note 9)	—	—	—	131,358
Dividends and distributions reinvested	456	281	6,670	6,397
Cost of shares redeemed	(63,960)	(37,006)	(1,266,758)	(1,378,873)

Change in net assets from Select Class capital transactions	$9,629	$29,511	$271,845	$401,766

Total change in net assets from capital transactions	$(877)	$115,419	$181,844	$755,673

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	63

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010	Year Ended 2/28/2011	Year Ended 2/28/2010
SHARE TRANSACTIONS:
Class A
Issued	2,617	6,079	9,808	21,394
Shares issued in connection with Fund reorganization (See Note 9)	—	—	—	6,109
Reinvested	157	107	714	694
Redeemed	(3,264)	(1,104)	(16,550)	(9,657)

Change in Class A Shares	(490)	5,082	(6,028)	18,540

Class B
Issued	—	—	9	94
Shares issued in connection with Fund reorganization (See Note 9)	—	—	—	807
Reinvested	—	—	11	16
Redeemed	—	—	(626)	(447)

Change in Class B Shares	—	—	(606)	470

Class C
Issued	2,378	4,466	5,221	12,567
Reinvested	102	54	266	220
Redeemed	(2,003)	(371)	(8,003)	(1,625)

Change in Class C Shares	477	4,149	(2,516)	11,162

Institutional Class
Issued	974	897	22,668	43,733
Reinvested	23	17	399	201
Redeemed	(2,075)	(1,881)	(22,381)	(41,447)

Change in Institutional Class Shares	(1,078)	(967)	686	2,487

Select Class
Issued	6,889	6,355	139,972	151,721
Shares issued in connection with Fund reorganization (See Note 9)	—	—	—	12,357
Reinvested	43	27	610	591
Redeemed	(6,093)	(3,558)	(116,245)	(127,173)

Change in Select Class Shares	839	2,824	24,337	37,496

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

	New York Tax Free Bond Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$88,859	$177,374
Dividends and distributions reinvested	6,346	5,202
Cost of shares redeemed	(124,550)	(64,353)

Change in net assets from Class A capital transactions	$(29,345)	$118,223

Class B
Proceeds from shares issued	$44	$684
Dividends and distributions reinvested	78	141
Cost of shares redeemed	(3,622)	(2,779)

Change in net assets from Class B capital transactions	$(3,500)	$(1,954)

Class C
Proceeds from shares issued	$70,294	$139,789
Dividends and distributions reinvested	3,414	2,446
Cost of shares redeemed	(105,544)	(25,270)

Change in net assets from Class C capital transactions	$(31,836)	$116,965

Institutional Class
Proceeds from shares issued	$6,085	$28,797
Dividends and distributions reinvested	714	714
Cost of shares redeemed	(24,170)	(41,918)

Change in net assets from Institutional Class capital transactions	$(17,371)	$(12,407)

Select Class
Proceeds from shares issued	$100,123	$152,567
Dividends and distributions reinvested	1,991	1,711
Cost of shares redeemed	(169,786)	(149,689)

Change in net assets from Select Class capital transactions	$(67,672)	$4,589

Total change in net assets from capital transactions	$(149,724)	$225,416

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	65

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010
SHARE TRANSACTIONS:
Class A
Issued	12,158	24,770
Reinvested	873	724
Redeemed	(17,255)	(8,978)

Change in Class A Shares	(4,224)	16,516

Class B
Issued	6	96
Reinvested	11	20
Redeemed	(495)	(387)

Change in Class B Shares	(478)	(271)

Class C
Issued	9,617	19,515
Reinvested	470	340
Redeemed	(14,629)	(3,524)

Change in Class C Shares	(4,542)	16,331

Institutional Class
Issued	838	4,015
Reinvested	98	99
Redeemed	(3,322)	(5,802)

Change in Institutional Class Shares	(2,386)	(1,688)

Select Class
Issued	13,730	21,231
Reinvested	273	238
Redeemed	(23,352)	(20,746)

Change in Select Class Shares	(9,349)	723

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	67

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
California Tax Free Bond Fund
Class A
Year Ended February 28, 2011	$10.58	$0.32	(c)	$(0.15)	$0.17	$(0.32)	$10.43
Year Ended February 28, 2010	10.24	0.34	(c)	0.34	0.68	(0.34)	10.58
Year Ended February 28, 2009	10.07	0.38	(c)	0.17	0.55	(0.38)	10.24
Year Ended February 29, 2008	10.38	0.38	(c)	(0.32)	0.06	(0.37)	10.07
Year Ended February 28, 2007	10.38	0.39		(0.02)	0.37	(0.37)	10.38

Class C
Year Ended February 28, 2011	10.51	0.26	(c)	(0.14)	0.12	(0.27)	10.36
Year Ended February 28, 2010	10.18	0.28	(c)	0.34	0.62	(0.29)	10.51
Year Ended February 28, 2009	10.02	0.33	(c)	0.16	0.49	(0.33)	10.18
Year Ended February 29, 2008	10.34	0.33	(c)	(0.32)	0.01	(0.33)	10.02
Year Ended February 28, 2007	10.34	0.32		0.01	0.33	(0.33)	10.34

Institutional Class
Year Ended February 28, 2011	10.41	0.32	(c)	(0.15)	0.17	(0.33)	10.25
Year Ended February 28, 2010	10.08	0.35	(c)	0.33	0.68	(0.35)	10.41
Year Ended February 28, 2009	9.92	0.39	(c)	0.16	0.55	(0.39)	10.08
Year Ended February 29, 2008	10.22	0.38	(c)	(0.29)	0.09	(0.39)	9.92
Year Ended February 28, 2007	10.23	0.39		(0.02)	0.37	(0.38)	10.22

Select Class
Year Ended February 28, 2011	10.58	0.32	(c)	(0.15)	0.17	(0.32)	10.43
Year Ended February 28, 2010	10.24	0.35	(c)	0.33	0.68	(0.34)	10.58
Year Ended February 28, 2009	10.07	0.39	(c)	0.17	0.56	(0.39)	10.24
Year Ended February 29, 2008	10.38	0.38	(c)	(0.31)	0.07	(0.38)	10.07
Year Ended February 28, 2007	10.38	0.37		— (d)	0.37	(0.37)	10.38

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

		Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

1.58%	$63,899	0.58%	3.00%	0.96%	4%
6.74	70,001	0.58	3.23	0.96	4
5.59	15,708	0.60	3.78	1.01	14
0.60	10,493	0.60	3.67	1.02	19
3.68	7,968	0.60	3.65	1.02	22

1.09	51,267	1.08	2.50	1.46	4
6.22	47,012	1.08	2.68	1.45	4
5.03	3,290	1.10	3.29	1.51	14
0.07	1,211	1.10	3.16	1.52	19
3.22	147	1.10	3.16	1.51	22

1.62	36,117	0.48	3.11	0.56	4
6.85	47,885	0.49	3.45	0.57	4
5.68	56,110	0.50	3.88	0.61	14
0.83	45,211	0.50	3.78	0.62	19
3.75	32,474	0.50	3.77	0.62	22

1.64	132,449	0.53	3.06	0.71	4
6.80	125,503	0.53	3.36	0.71	4
5.65	92,558	0.55	3.83	0.76	14
0.65	105,137	0.59	3.69	0.77	19
3.65	108,793	0.65	3.60	0.76	22

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	69

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Intermediate Tax Free Bond Fund
Class A
Year Ended February 28, 2011	$11.11	$0.32	(c)	$(0.17)	$0.15	$(0.31)	$—	(d)	$(0.31)
Year Ended February 28, 2010	10.81	0.34	(c)	0.31 (e)	0.65	(0.34)	(0.01)		(0.35)
Year Ended February 28, 2009	10.54	0.36	(c)	0.27	0.63	(0.36)	—		(0.36)
Year Ended February 29, 2008	10.77	0.39	(c)	(0.24)	0.15	(0.38)	—		(0.38)
Year Ended February 28, 2007	10.77	0.39	(c)	— (d)	0.39	(0.39)	—	(d)	(0.39)

Class B
Year Ended February 28, 2011	10.94	0.24	(c)	(0.17)	0.07	(0.24)	—	(d)	(0.24)
Year Ended February 28, 2010	10.64	0.26	(c)	0.31 (e)	0.57	(0.26)	(0.01)		(0.27)
Year Ended February 28, 2009	10.38	0.29	(c)	0.26	0.55	(0.29)	—		(0.29)
Year Ended February 29, 2008	10.61	0.31	(c)	(0.23)	0.08	(0.31)	—		(0.31)
Year Ended February 28, 2007	10.62	0.32	(c)	(0.01)	0.31	(0.32)	—	(d)	(0.32)

Class C
Year Ended February 28, 2011	10.89	0.24	(c)	(0.16)	0.08	(0.24)	—	(d)	(0.24)
Year Ended February 28, 2010	10.61	0.26	(c)	0.30 (e)	0.56	(0.27)	(0.01)		(0.28)
Year Ended February 28, 2009	10.36	0.29	(c)	0.25	0.54	(0.29)	—		(0.29)
Year Ended February 29, 2008	10.59	0.31	(c)	(0.22)	0.09	(0.32)	—		(0.32)
Year Ended February 28, 2007	10.60	0.32	(c)	(0.01)	0.31	(0.32)	—	(d)	(0.32)

Institutional Class
Year Ended February 28, 2011	10.95	0.34	(c)	(0.16)	0.18	(0.34)	—	(d)	(0.34)
Year Ended February 28, 2010	10.66	0.36	(c)	0.30 (e)	0.66	(0.36)	(0.01)		(0.37)
Year Ended February 28, 2009	10.40	0.39	(c)	0.25	0.64	(0.38)	—		(0.38)
Year Ended February 29, 2008	10.63	0.41	(c)	(0.23)	0.18	(0.41)	—		(0.41)
Year Ended February 28, 2007	10.64	0.42	(c)	(0.01)	0.41	(0.42)	—	(d)	(0.42)

Select Class
Year Ended February 28, 2011	10.96	0.33	(c)	(0.16)	0.17	(0.33)	—	(d)	(0.33)
Year Ended February 28, 2010	10.67	0.35	(c)	0.30 (e)	0.65	(0.35)	(0.01)		(0.36)
Year Ended February 28, 2009	10.41	0.38	(c)	0.25	0.63	(0.37)	—		(0.37)
Year Ended February 29, 2008	10.64	0.40	(c)	(0.23)	0.17	(0.40)	—		(0.40)
Year Ended February 28, 2007	10.65	0.41	(c)	(0.01)	0.40	(0.41)	—	(d)	(0.41)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Amount rounds to less than $0.01.
(e)	The Advisor reimbursed the Fund for losses incurred from an operational error. The impact was less than $0.01 to net realized and unrealized gain (losses) on investments per share and less than 0.01% to total return.
(f)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)		Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.95	1.39%		$308,840	0.74%	2.85%	0.92%	12%
11.11	6.05	(e)	380,458	0.74	3.05	0.92	11
10.81	6.08		169,717	0.75	3.40	0.93	15
10.54	1.42	(f)	68,249	0.75	3.62	0.93	18
10.77	3.73		54,750	0.75	3.67	0.93	19

10.77	0.61		4,826	1.41	2.19	1.42	12
10.94	5.42	(e)	11,525	1.41	2.37	1.42	11
10.64	5.36		6,214	1.42	2.75	1.43	15
10.38	0.74	(f)	6,091	1.43	2.94	1.43	18
10.61	2.99		7,550	1.43	3.02	1.43	19

10.73	0.74		132,680	1.41	2.18	1.42	12
10.89	5.33	(e)	162,154	1.41	2.37	1.42	11
10.61	5.32		39,511	1.43	2.72	1.43	15
10.36	0.81	(f)	8,199	1.43	2.93	1.43	18
10.59	3.01		3,939	1.43	3.00	1.43	19

10.79	1.66		904,992	0.49	3.10	0.52	12
10.95	6.31	(e)	911,417	0.49	3.33	0.53	11
10.66	6.31		860,575	0.50	3.67	0.53	15
10.40	1.69	(f)	540,011	0.50	3.87	0.53	18
10.63	3.94		472,125	0.50	3.92	0.53	19

10.80	1.55		3,909,267	0.58	3.01	0.67	12
10.96	6.20	(e)	3,702,164	0.58	3.23	0.68	11
10.67	6.20		3,202,634	0.59	3.58	0.68	15
10.41	1.61	(f)	2,429,113	0.59	3.78	0.68	18
10.64	3.84		2,374,148	0.59	3.85	0.68	19

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	71

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
New York Tax Free Bond Fund
Class A
Year Ended February 28, 2011	$7.29	$0.23	(c)	$(0.16)	$0.07	$(0.23)	$7.13
Year Ended February 28, 2010	7.06	0.23	(c)	0.23 (d)	0.46	(0.23)	7.29
Year Ended February 28, 2009	6.90	0.25	(c)	0.16	0.41	(0.25)	7.06
Year Ended February 29, 2008	7.05	0.26	(c)	(0.15)	0.11	(0.26)	6.90
Year Ended February 28, 2007	7.08	0.26	(c)	(0.03)	0.23	(0.26)	7.05

Class B
Year Ended February 28, 2011	7.31	0.18	(c)	(0.14)	0.04	(0.19)	7.16
Year Ended February 28, 2010	7.09	0.18	(c)	0.22 (d)	0.40	(0.18)	7.31
Year Ended February 28, 2009	6.92	0.21	(c)	0.16	0.37	(0.20)	7.09
Year Ended February 29, 2008	7.06	0.21	(c)	(0.14)	0.07	(0.21)	6.92
Year Ended February 28, 2007	7.09	0.21	(c)	(0.03)	0.18	(0.21)	7.06

Class C
Year Ended February 28, 2011	7.28	0.18	(c)	(0.15)	0.03	(0.18)	7.13
Year Ended February 28, 2010	7.06	0.18	(c)	0.22 (d)	0.40	(0.18)	7.28
Year Ended February 28, 2009	6.90	0.20	(c)	0.17	0.37	(0.21)	7.06
Year Ended February 29, 2008	7.05	0.21	(c)	(0.14)	0.07	(0.22)	6.90
Year Ended February 28, 2007	7.08	0.21	(c)	(0.03)	0.18	(0.21)	7.05

Institutional Class
Year Ended February 28, 2011	7.31	0.25	(c)	(0.15)	0.10	(0.25)	7.16
Year Ended February 28, 2010	7.09	0.25	(c)	0.22 (d)	0.47	(0.25)	7.31
Year Ended February 28, 2009	6.92	0.27	(c)	0.17	0.44	(0.27)	7.09
Year Ended February 29, 2008	7.06	0.28	(c)	(0.14)	0.14	(0.28)	6.92
Year Ended February 28, 2007	7.09	0.27	(c)	(0.02)	0.25	(0.28)	7.06

Select Class
Year Ended February 28, 2011	7.31	0.24	(c)	(0.15)	0.09	(0.24)	7.16
Year Ended February 28, 2010	7.09	0.24	(c)	0.21 (d)	0.45	(0.23)	7.31
Year Ended February 28, 2009	6.92	0.26	(c)	0.17	0.43	(0.26)	7.09
Year Ended February 29, 2008	7.06	0.27	(c)	(0.14)	0.13	(0.27)	6.92
Year Ended February 28, 2007	7.09	0.26	(c)	(0.03)	0.23	(0.26)	7.06

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	The Advisor reimbursed the Fund for losses incurred from an operational error. The impact was less than $0.01 to net realized and unrealized gain (losses) on investments per share and less than 0.01% to total return.
(e)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

1.00%	$243,933	0.75%		3.19%	0.94%	6%
6.63(d)	279,898	0.74		3.20	0.94	6
6.10	154,737	0.75		3.65	0.95	10
1.62	100,067	0.76	(e)	3.72	0.95	17
3.34	51,749	0.76	(e)	3.65	0.95	11

0.46	2,655	1.43		2.50	1.43	6
5.71(d)	6,210	1.43		2.55	1.44	6
5.48	7,938	1.45		2.95	1.45	10
1.01	8,889	1.45		3.02	1.45	17
2.60	11,273	1.45		2.95	1.45	11

0.42	141,174	1.43		2.50	1.44	6
5.78(d)	177,204	1.42		2.50	1.43	6
5.47	56,567	1.45		2.93	1.45	10
0.94	7,609	1.46		3.01	1.46	17
2.62	1,854	1.45		2.96	1.45	11

1.40	38,866	0.50		3.43	0.54	6
6.70(d)	57,134	0.49		3.48	0.54	6
6.52	67,351	0.50		3.90	0.55	10
2.00	60,281	0.50		3.98	0.55	17
3.55	91,940	0.51	(e)	3.90	0.55	11

1.22	362,574	0.68		3.25	0.69	6
6.49(d)	438,650	0.68		3.29	0.69	6
6.31	420,069	0.70		3.70	0.70	10
1.78	447,877	0.70		3.77	0.70	17
3.36	474,620	0.70		3.70	0.70	11

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 3 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
California Tax Free Bond Fund	Class A, Class C, Institutional Class and Select Class	Diversified
Intermediate Tax Free Bond Fund	Class A, Class B, Class C, Institutional Class and Select Class	Diversified
New York Tax Free Bond Fund	Class A, Class B, Class C, Institutional Class and Select Class	Diversified

Effective November 1, 2009, Class B Shares of Intermediate Tax Free Bond Fund and New York Tax Free Bond Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to the Select Class and Institutional Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

74	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

The following tables represent each valuation input by municipal sector as presented on the Schedules of Portfolio investments (“SOIs”) (amounts in thousands):

California Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Arkansas
Special Tax	$—	$970	$—	$970

California
Certificate of Participation/Lease	—	32,771	—	32,771
Education	—	7,924	—	7,924
General Obligation	—	85,176	—	85,176
Hospital	—	8,403	—	8,403
Housing	—	4,274	—	4,274
Other Revenue	—	26,961	—	26,961
Prerefunded	—	10,175	—	10,175
Private Placement	—	—	5,317	5,317
Special Tax	—	9,947	—	9,947
Transportation	—	19,753	—	19,753
Utility	—	23,410	—	23,410
Water & Sewer	—	30,225	—	30,225

Total California	—	259,019	5,317	264,336

Illinois
Transportation	—	2,053	—	2,053

Kentucky
Certificate of Participation/Lease	—	1,127	—	1,127

Ohio
Housing	—	943	—	943

Pennsylvania
Hospital	—	1,103	—	1,103

Puerto Rico
Special Tax	—	455	—	455
Utility	—	3,050	—	3,050

Total Puerto Rico	—	3,505	—	3,505

South Carolina
General Obligation	—	581	—	581

Texas
Transportation	—	1,131	—	1,131

Total	—	270,432	5,317	275,749

Short-Term Investment
Investment Company	5,249	—	—	5,249

Total Investments in Securities	$5,249	$270,432	$5,317	$280,998

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

Intermediate Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$11,393	$—	$11,393
General Obligation	—	9,008	—	9,008
Prerefunded	—	7,382	—	7,382

Total Alabama	—	27,783	—	27,783

Alaska
Certificate of Participation/Lease	—	13,502	—	13,502
General Obligation	—	1,492	—	1,492
Utility	—	3,187	—	3,187

Total Alaska	—	18,181	—	18,181

Arizona
Certificate of Participation/Lease	—	55,627	—	55,627
Education	—	5,309	—	5,309
General Obligation	—	17,570	—	17,570
Hospital	—	35,876	—	35,876
Other Revenue	—	7,146	—	7,146
Prerefunded	—	22,705	—	22,705
Special Tax	—	21,166	—	21,166
Transportation	—	10,880	—	10,880
Utility	—	2,773	—	2,773
Water & Sewer	—	1,075	—	1,075

Total Arizona	—	180,127	—	180,127

California
Certificate of Participation/Lease	—	35,285	—	35,285
Education	—	35,005	—	35,005
General Obligation	—	301,336	—	301,336
Hospital	—	14,914	—	14,914
Other Revenue	—	43,513	—	43,513
Prerefunded	—	99,760	—	99,760
Special Tax	—	1,040	—	1,040
Transportation	—	35,225	—	35,225
Utility	—	32,158	—	32,158
Water & Sewer	—	49,041	—	49,041

Total California	—	647,277	—	647,277

Colorado
Certificate of Participation/Lease	—	5,264	—	5,264
Education	—	5,439	—	5,439
General Obligation	—	76,927	—	76,927
Hospital	—	5,230	—	5,230
Housing	—	15	—	15
Other Revenue	—	5,640	—	5,640
Prerefunded	—	71,631	—	71,631
Transportation	—	20,203	—	20,203

Total Colorado	—	190,349	—	190,349

Connecticut
General Obligation	—	42,441	—	42,441
Hospital	—	3,828	—	3,828
Housing	—	6,371	—	6,371

76	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Other Revenue	$—	$2,240	$—	$2,240
Prerefunded	—	11,272	—	11,272
Special Tax	—	6,519	—	6,519
Transportation	—	992	—	992

Total Connecticut	—	73,663	—	73,663

Delaware
Education	—	2,989	—	2,989
General Obligation	—	10,091	—	10,091

Total Delaware	—	13,080	—	13,080

District of Columbia
Certificate of Participation/Lease	—	7,002	—	7,002
General Obligation	—	10,943	—	10,943
Other Revenue	—	8,228	—	8,228

Total District of Columbia	—	26,173	—	26,173

Florida
Certificate of Participation/Lease	—	14,330	—	14,330
Education	—	10,145	—	10,145
General Obligation	—	85,878	—	85,878
Hospital	—	8,317	—	8,317
Housing	—	15,429	—	15,429
Industrial Development Revenue/Pollution Control Revenue	—	8,486	—	8,486
Other Revenue	—	5,256	—	5,256
Prerefunded	—	31,200	—	31,200
Private Placement	—	—	1,064	1,064
Special Tax	—	11,341	—	11,341
Transportation	—	7,721	—	7,721
Water & Sewer	—	14,526	—	14,526

Total Florida	—	212,629	1,064	213,693

Georgia
Certificate of Participation/Lease	—	3,164	—	3,164
General Obligation	—	103,921	—	103,921
Other Revenue	—	10,626	—	10,626
Prerefunded	—	1,484	—	1,484
Special Tax	—	11,247	—	11,247
Transportation	—	10,876	—	10,876
Utility	—	2,880	—	2,880
Water & Sewer	—	35,845	—	35,845

Total Georgia	—	180,043	—	180,043

Hawaii
General Obligation	—	23,912	—	23,912
Transportation	—	16,943	—	16,943

Total Hawaii	—	40,855	—	40,855

Idaho
Hospital	—	13,241	—	13,241

Illinois
Certificate of Participation/Lease	—	2,796	—	2,796
Education	—	10,100	—	10,100
General Obligation	—	98,530	—	98,530
Hospital	—	8,749	—	8,749
Other Revenue	—	29,443	—	29,443
Prerefunded	—	26,530	—	26,530

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	77

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short Term Note	$—	$16,629	$—	$16,629
Special Tax	—	12,817	—	12,817
Transportation	—	37,460	—	37,460

Total Illinois	—	243,054	—	243,054

Indiana
Certificate of Participation/Lease	—	8,338	—	8,338
Education	—	5,314	—	5,314
Housing	—	1,704	—	1,704
Other Revenue	—	25,237	—	25,237
Prerefunded	—	5,809	—	5,809
Transportation	—	5,528	—	5,528

Total Indiana	—	51,930	—	51,930

Iowa
General Obligation	—	8,294	—	8,294
Housing	—	1,558	—	1,558
Prerefunded	—	6,136	—	6,136

Total Iowa	—	15,988	—	15,988

Kansas
General Obligation	—	18,752	—	18,752
Industrial Development Revenue/Pollution Control Revenue	—	5,555	—	5,555
Other Revenue	—	36,901	—	36,901
Prerefunded	—	59,059	—	59,059

Total Kansas	—	120,267	—	120,267

Kentucky
Certificate of Participation/Lease	—	20,824	—	20,824
Education	—	7,708	—	7,708
General Obligation	—	1,071	—	1,071
Hospital	—	1,091	—	1,091
Housing	—	507	—	507
Other Revenue	—	7,813	—	7,813
Prerefunded	—	8,910	—	8,910
Transportation	—	6,290	—	6,290
Utility	—	3,087	—	3,087
Water & Sewer	—	24,125	—	24,125

Total Kentucky	—	81,426	—	81,426

Louisiana
Certificate of Participation/Lease	—	2,093	—	2,093
Education	—	2,102	—	2,102
General Obligation	—	9,960	—	9,960
Hospital	—	2,682	—	2,682
Housing	—	2,594	—	2,594
Other Revenue	—	14,357	—	14,357
Prerefunded	—	45,001	—	45,001
Private Placement	—	—	1,284	1,284
Special Tax	—	31,378	—	31,378
Transportation	—	3,176	—	3,176
Utility	—	1,627	—	1,627

Total Louisiana	—	114,970	1,284	116,254

Maine
Prerefunded	—	2,750	—	2,750

78	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Maryland
Education	$—	$5,601	$—	$5,601
General Obligation	—	71,714	—	71,714
Prerefunded	—	8,819	—	8,819
Private Placement	—	—	4,462	4,462
Transportation	—	21,520	—	21,520

Total Maryland	—	107,654	4,462	112,116

Massachusetts
Certificate of Participation/Lease	—	11,854	—	11,854
Education	—	6,314	—	6,314
General Obligation	—	22,551	—	22,551
Housing	—	3,841	—	3,841
Other Revenue	—	3,561	—	3,561
Prerefunded	—	70,377	—	70,377
Special Tax	—	4,342	—	4,342
Transportation	—	5,790	—	5,790
Water & Sewer	—	9,002	—	9,002

Total Massachusetts	—	137,632	—	137,632

Michigan
Certificate of Participation/Lease	—	2,814	—	2,814
Education	—	4,456	—	4,456
General Obligation	—	17,619	—	17,619
Hospital	—	7,255	—	7,255
Housing	—	249	—	249
Industrial Development Revenue/Pollution Control Revenue	—	16,046	—	16,046
Other Revenue	—	6,779	—	6,779
Prerefunded	—	5,372	—	5,372
Special Tax	—	11,773	—	11,773
Utility	—	1,587	—	1,587
Water & Sewer	—	28,989	—	28,989

Total Michigan	—	102,939	—	102,939

Minnesota
General Obligation	—	51,937	—	51,937
Prerefunded	—	15,321	—	15,321
Utility	—	4,945	—	4,945

Total Minnesota	—	72,203	—	72,203

Mississippi
General Obligation	—	2,173	—	2,173
Other Revenue	—	4,397	—	4,397
Prerefunded	—	40,608	—	40,608

Total Mississippi	—	47,178	—	47,178

Missouri
General Obligation	—	3,834	—	3,834
Housing	—	7,696	—	7,696
Other Revenue	—	63,184	—	63,184
Prerefunded	—	9,678	—	9,678
Transportation	—	21,195	—	21,195
Water & Sewer	—	16,324	—	16,324

Total Missouri	—	121,911	—	121,911

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	79

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Montana
Transportation	$—	$3,370	$—	$3,370

Nebraska
General Obligation	—	12,865	—	12,865
Utility	—	8,094	—	8,094

Total Nebraska	—	20,959	—	20,959

Nevada
Prerefunded	—	3,056	—	3,056
Water & Sewer	—	5,557	—	5,557

Total Nevada	—	8,613	—	8,613

New Hampshire
Education	—	723	—	723
Transportation	—	3,100	—	3,100

Total New Hampshire	—	3,823	—	3,823

New Jersey
Certificate of Participation/Lease	—	16,169	—	16,169
Education	—	25,188	—	25,188
General Obligation	—	9,440	—	9,440
Industrial Development Revenue/Pollution Control Revenue	—	4,147	—	4,147
Other Revenue	—	54,662	—	54,662
Prerefunded	—	41,024	—	41,024
Special Tax	—	10,961	—	10,961
Transportation	—	7,015	—	7,015
Water & Sewer	—	6,009	—	6,009

Total New Jersey	—	174,615	—	174,615

New Mexico
Education	—	12,215	—	12,215
General Obligation	—	4,660	—	4,660
Housing	—	8,601	—	8,601
Industrial Development Revenue/Pollution Control Revenue	—	1,145	—	1,145
Other Revenue	—	32,352	—	32,352
Special Tax	—	27,492	—	27,492
Transportation	—	6,813	—	6,813

Total New Mexico	—	93,278	—	93,278

New York
Certificate of Participation/Lease	—	21,122	—	21,122
Education	—	48,499	—	48,499
General Obligation	—	43,302	—	43,302
Hospital	—	4,872	—	4,872
Housing	—	13,695	—	13,695
Other Revenue	—	205,950	—	205,950
Prerefunded	—	34,794	—	34,794
Special Tax	—	144,505	—	144,505
Transportation	—	57,774	—	57,774
Utility	—	17,589	—	17,589
Water & Sewer	—	5,629	—	5,629

Total New York	—	597,731	—	597,731

North Carolina
Certificate of Participation/Lease	—	6,509	—	6,509
General Obligation	—	104,340	—	104,340
Hospital	—	2,353	—	2,353

80	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Housing	$—	$331	$—	$331
Industrial Development Revenue/Pollution Control Revenue	—	6,393	—	6,393
Other Revenue	—	16,997	—	16,997
Transportation	—	4,701	—	4,701
Utility	—	21,951	—	21,951

Total North Carolina	—	163,575	—	163,575

Ohio
Certificate of Participation/Lease	—	9,883	—	9,883
Education	—	1,622	—	1,622
General Obligation	—	63,770	—	63,770
Housing	—	4,444	—	4,444
Industrial Development Revenue/Pollution Control Revenue	—	5,147	—	5,147
Other Revenue	—	20,087	—	20,087
Prerefunded	—	5,651	—	5,651
Transportation	—	15,330	—	15,330

Total Ohio	—	125,934	—	125,934

Oklahoma
Education	—	16,780	—	16,780
Housing	—	869	—	869
Other Revenue	—	12,573	—	12,573
Utility	—	1,679	—	1,679

Total Oklahoma	—	31,901	—	31,901

Oregon
Certificate of Participation/Lease	—	9,643	—	9,643
General Obligation	—	10,418	—	10,418
Industrial Development Revenue/Pollution Control Revenue	—	472	—	472
Prerefunded	—	5,121	—	5,121
Water & Sewer	—	2,668	—	2,668

Total Oregon	—	28,322	—	28,322

Pennsylvania
Education	—	9,411	—	9,411
General Obligation	—	56,384	—	56,384
Hospital	—	19,915	—	19,915
Other Revenue	—	9,652	—	9,652
Transportation	—	5,181	—	5,181
Water & Sewer	—	5,128	—	5,128

Total Pennsylvania	—	105,671	—	105,671

Puerto Rico
General Obligation	—	1,097	—	1,097
Prerefunded	—	19,758	—	19,758
Special Tax	—	1,482	—	1,482
Transportation	—	2,605	—	2,605

Total Puerto Rico	—	24,942	—	24,942

South Carolina
Education	—	20,748	—	20,748
General Obligation	—	43,352	—	43,352
Hospital	—	1,224	—	1,224
Other Revenue	—	11,755	—	11,755
Prerefunded	—	6,091	—	6,091

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	81

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Utility	$—	$9,756	$—	$9,756
Water & Sewer	—	4,875	—	4,875

Total South Carolina	—	97,801	—	97,801

South Dakota
Prerefunded	—	904	—	904

Tennessee
General Obligation	—	22,247	—	22,247
Utility	—	15,870	—	15,870

Total Tennessee	—	38,117	—	38,117

Texas
Certificate of Participation/Lease	—	3,275	—	3,275
Education	—	36,871	—	36,871
General Obligation	—	186,097	—	186,097
Hospital	—	19,671	—	19,671
Other Revenue	—	38,456	—	38,456
Prerefunded	—	45,409	—	45,409
Special Tax	—	10,815	—	10,815
Transportation	—	39,208	—	39,208
Utility	—	5,818	—	5,818
Water & Sewer	—	24,962	—	24,962

Total Texas	—	410,582	—	410,582

Utah
General Obligation	—	1,447	—	1,447
Other Revenue	—	4,039	—	4,039
Prerefunded	—	3,094	—	3,094
Water & Sewer	—	10,269	—	10,269

Total Utah	—	18,849	—	18,849

Vermont
Prerefunded	—	2,156	—	2,156

Virginia
Education	—	9,024	—	9,024
General Obligation	—	31,654	—	31,654
Industrial Development Revenue/Pollution Control Revenue	—	2,080	—	2,080
Other Revenue	—	9,837	—	9,837
Prerefunded	—	4,616	—	4,616
Transportation	—	12,096	—	12,096
Water & Sewer	—	12,460	—	12,460

Total Virginia	—	81,767	—	81,767

Washington
General Obligation	—	48,892	—	48,892
Hospital	—	3,563	—	3,563
Other Revenue	—	18,357	—	18,357
Prerefunded	—	3,538	—	3,538
Transportation	—	1,303	—	1,303
Utility	—	17,559	—	17,559
Water & Sewer	—	1,367	—	1,367

Total Washington	—	94,579	—	94,579

West Virginia
Certificate of Participation/Lease	—	5,267	—	5,267
Education	—	13,600	—	13,600
General Obligation	—	8,129	—	8,129

82	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hospital	$—	$2,647	$—	$2,647
Other Revenue	—	5,459	—	5,459
Prerefunded	—	18,437	—	18,437
Private Placement	—	—	1,476	1,476
Transportation	—	5,090	—	5,090
Utility	—	739	—	739
Water & Sewer	—	8,156	—	8,156

Total West Virginia	—	67,524	1,476	69,000

Wisconsin
General Obligation	—	82,356	—	82,356
Private Placement	—	—	11,697	11,697
Water & Sewer	—	3,384	—	3,384

Total Wisconsin	—	85,740	11,697	97,437

Total	—	5,124,056	19,983	5,144,039

Short-Term Investment
Investment Company	68,880	—	—	68,880

Total Investments in Securities	$68,880	$5,124,057	$19,983	$5,212,919

New York Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
California
General Obligation	$—	$4,360	$—	$4,360
Water & Sewer	—	1,667	—	1,667

Total California	—	6,027	—	6,027

Colorado
Transportation	—	3,086	—	3,086

District of Columbia
Certificate of Participation/Lease	—	1,583	—	1,583

Florida
Private Placement	—	—	1,048	1,048

Hawaii
Water & Sewer	—	860	—	860

Louisiana
General Obligation	—	1,699	—	1,699

Massachusetts
Prerefunded	—	5,638	—	5,638
Special Tax	—	1,275	—	1,275

Total Massachusetts	—	6,913	—	6,913

Michigan
Housing	—	2,151	—	2,151

New Jersey
Other Revenue	—	5,583	—	5,583

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	83

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

New York Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New York
Certificate of Participation/Lease	$—	$70,720	$—	$70,720
Education	—	46,335	—	46,335
General Obligation	—	155,053	—	155,053
Hospital	—	15,736	—	15,736
Housing	—	5,532	—	5,532
Industrial Development Revenue/Pollution Control Revenue	—	24,273	—	24,273
Other Revenue	—	66,748	—	66,748
Prerefunded	—	31,107	—	31,107
Private Placement	—	—	2,238	2,238
Resource Recovery	—	1,004	—	1,004
Special Tax	—	100,954	—	100,954
Transportation	—	141,405	—	141,405
Utility	—	16,631	—	16,631
Water & Sewer	—	45,017	—	45,017

Total New York	—	720,515	2,238	722,753

Ohio
Housing	—	1,051	—	1,051
Other Revenue	—	1,046	—	1,046

Total Ohio	—	2,097	—	2,097

Puerto Rico
General Obligation	—	5,459	—	5,459
Other Revenue	—	1,533	—	1,533
Transportation	—	3,318	—	3,318
Utility	—	509	—	509

Total Puerto Rico	—	10,819	—	10,819

Texas
General Obligation	—	4,206	—	4,206

Virgin Islands
Other Revenue	—	4,047	—	4,047

Wisconsin
General Obligation	—	2,792	—	2,792
Private Placement	—	—	1,254	1,254

Total Wisconsin	—	2,792	1,254	4,046

Total	—	772,378	4,540	776,918

Short-Term Investment
Investment Company	4,175	—	—	4,175

Total Investments in Securities	$4,175	$772,378	$4,540	$781,093

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

California Tax Free Bond Fund	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/11
Investments in Securities
California — Private Placement	$5,915	$—	$(170)	$(6)	$—	$(422)	$—	$—	$5,317

Total	$5,915	$—	$(170)	$(6)	$—	$(422)	$—	$—	$5,317

84	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

IntermediateTax Free Bond Fund	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/11
Investments in Securities
Florida — Private Placement	1,104	—	(29)	(11)	—	—	—	—	1,064
Louisiana — Private Placement	2,413	—	12	109	—	(1,250)	—	—	1,284
Maryland—Private Placement	5,271	(25)	6	(24)	—	(766)	—	—	4,462
Texas—Private Placement	14,996	—	4	—	—	(15,000)	—	—	—
West Virginia — Private Placement	2,780	2	3	(3)	—	(1,306)	—	—	1,476
Wisconsin — Private Placement	13,573	—	(626)	—	—	(1,250)	—	—	11,697

Total	$40,137	$(23)	$(630)	$71	$—	$(19,572)	$—	$—	$19,983

New York Tax Free Bond Fund	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/11
Investments in Securities
Florida — Private Placement	1,093	—	(30)	(10)	—	(5)	—	—	1,048
New York — Private Placement	4,000	—	(47)	(11)	—	—	—	(1,704)	2,238
Wisconsin — Private Placement	1,278	—	(24)	—	—	—	—	—	1,254

Total	$6,371	$—	$(101)	$(21)	$—	$(5)	$—	$(1,704)	$4,540

[1]	Purchases include all purchases of securities, and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities and securities tendered in a corporate action.

There were no transfers between Levels 1 and 2 during the year ended February 28, 2011.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at February 28, 2011, which were valued using significant unobservable inputs (Level 3) was as follows (amounts in thousands):

California Tax Free Bond Fund	$(170)
Intermediate Tax Free Bond Fund	(592)
New York Tax Free Bond Fund	(101)

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	85

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

The following is the value and percentage of net assets of illiquid securities as of February 28, 2011 (amounts in thousands):

	Value	Percentage
California Tax Free Bond Fund	$5,317	1.9%
Intermediate Tax Free Bond Fund	19,983	0.4
New York Tax Free Bond Fund	4,540	0.6

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

D. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

E. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) On Investments
Intermediate Tax Free Bond Fund	$(7)	$7

The reclassifications for the Intermediate Tax Free Bond Fund relate primarily to distribution reclassifications.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund’s respective average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2011, the annual effective rate was 0.09% of each Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

86	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C
California Tax Free Bond Fund	0.25%	n/a	0.75%
Intermediate Tax Free Bond Fund	0.25	0.75%	0.75
New York Tax Free Bond Fund	0.25	0.75	0.75

The Distributor waived Distribution Fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2011, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$55	$43
Intermediate Tax Free Bond Fund	96	114
New York Tax Free Bond Fund	139	133

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
California Tax Free Bond Fund	0.25%	n/a	0.25%	0.10%	0.25%
Intermediate Tax Free Bond Fund	0.25	0.25%	0.25	0.10	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
California Tax Free Bond Fund	0.60%	n/a	1.10%	0.50%	0.55%
Intermediate Tax Free Bond Fund	0.75	1.43%	1.43	0.50	0.59
New York Tax Free Bond Fund	0.75	1.55	1.55	0.50	0.72

The contractual expense limitation agreements were in effect for the year ended February 28, 2011. The expense limitation percentages in the table above are in place until at least June 30, 2011.

For the year ended February 28, 2011, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	87

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total
California Tax Free Bond Fund	$91	$82	$462	$64	$699
Intermediate Tax Free Bond Fund	4	—	3,761	—	3,765
New York Tax Free Bond Fund	2	—	540	—	542

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and the Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of waivers resulting from investments in the money market funds for the year ended February 28, 2011 was as follows (amounts in thousands):

California Tax Free Bond Fund	$62
Intermediate Tax Free Bond Fund	478
New York Tax Free Bond Fund	31

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2011, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party brokers/dealers. For the year ended February 28, 2011, the Funds did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2011, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$37,865	$10,488
Intermediate Tax Free Bond Fund	960,223	611,579
New York Tax Free Bond Fund	58,459	167,209

During the year ended February 28, 2011, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2011, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$278,614	$5,859	$3,475	$2,384
Intermediate Tax Free Bond Fund	5,045,490	201,345	33,916	167,429
New York Tax Free Bond Fund	752,155	31,253	2,315	28,938

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributable to common trust fund amortization/accretion (for Intermediate Tax Free Bond Fund and New York Tax Free Bond Fund).

88	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

The tax character of distributions paid during the fiscal year ended February 28, 2011 was as follows (amounts in thousands):

	Total Distributions paid from:
	Ordinary Income	Tax Exempt Income	Net Long Term Capital Gains	Total Distributions Paid
California Tax Free Bond Fund	$90	$9,041	$—	$9,131
Intermediate Tax Free Bond Fund	622	158,369	403	159,394
New York Tax Free Bond Fund	28	28,753	—	28,781

The tax character of distributions paid during the fiscal year ended February 28, 2010 was as follows (amounts in thousands):

	Total Distributions paid from:
	Ordinary Income	Tax Exempt Income	Net Long Term Capital Gains	Total Distributions Paid
California Tax Free Bond Fund	$—	$7,416	$—	$7,416
Intermediate Tax Free Bond Fund	3,752	157,959	495	162,206
New York Tax Free Bond Fund	—	27,489	—	27,489

At February 28, 2011, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Tax Exempt Income	Current Distributable Long-term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$468	$(478)	$2,384
Intermediate Tax Free Bond Fund	11,230	(3,313)	167,429
New York Tax Free Bond Fund	1,106	(1,022)	28,938

For the Funds, the cumulative timing differences consist of distributions payable, post-October loss deferrals (Intermediate Tax Free Bond Fund and New York Tax Free Bond Fund) and common trust fund amortization/accretion (Intermediate Tax Free Bond Fund).

As of February 28, 2011, the following Funds had net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2015	2016	2017	2018	2019	Total
California Tax Free Bond Fund	$303	$95	$51	$29	$—	$478
Intermediate Tax Free Bond Fund	—	—	—	—	3,313	3,313
New York Tax Free Bond Fund	519	479	—	—	24	1,022

During the year ended February 28, 2011 the California Tax Free Bond Fund utilized approximately $64,000 in capital loss carryforwards.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2011, the following Funds deferred to March 1, 2011 post-October capital losses as follows (amounts in thousands):

Intermediate Tax Free Bond Fund	$2,423
New York Tax Free Bond Fund	1,587

6. Borrowings

The Fund relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (“JPM II”) and may be relied upon by the Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	89

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2011, or at any time during the year then ended. Average borrowings from the Facility for the year ended February 28, 2011, were as follows (amounts in thousands):

	Average Borrowings	Number of Days Outstanding	Interest Paid
New York Tax Free Bond Fund	$14,635	12	$2

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets for all Funds. Significant shareholder transactions, if any, may impact the Funds’ performance.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the States of California and New York, respectively. An issuer’s ability to meet their payment obligations may be affected by economic or political developments in a specific state or region.

These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and a fund’s ability to collect principal and interest in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

8. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”) subsequently known as JPMorgan Investment Advisors Inc. (“JPMIA”), entered into agreements with the SEC (the “SEC Order”) and the New York Attorney General (“NYAG settlement”) in resolution of investigations into market timing of certain One Group mutual funds advised by BOIA. JPMIA was investment advisor to certain of the Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became investment advisor to such Funds. Under the terms of the SEC Order and the NYAG settlement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain funds. Pursuant to the NYAG settment, BOIA reduced its management fee for certain funds in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland. The plaintiffs filed consolidated amended complaints, naming as defendants, BOIA, Bank One Corporation and JPMorgan, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates were also dismissed. On October 25, 2010, the court approved a settlement resolving all remaining claims in the litigation in Maryland.

The Funds will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

As noted above, the NYAG settlement required BOIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement required that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates were referred to as “Reduced Rates.” The Reduced Rates were implemented on September 27, 2004 and remained in place through September 27, 2009. Thus, the Reduced Rates are no longer in effect.

9. Business Combinations

On February 18, 2009, the Boards of Trustees of the Trust and JPM II approved management’s proposals to merge JPMorgan Kentucky Municipal Bond Fund (“Kentucky Municipal Bond Fund”), JPMorgan Louisiana Municipal Bond Fund (“Louisiana Municipal Bond Fund”) and JPMorgan West Virginia

90	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

Municipal Bond Fund (“West Virginia Municipal Bond Fund”) (collectively the “Target Funds”) and each a Fund of JPM II, into Intermediate Tax Free Bond Fund (the “Acquiring Fund”). The Agreements and Plans of Reorganization were approved by the Target Funds’ shareholders at a special meeting of shareholders held on June 22, 2009. The purpose of the transaction was to combine four portfolios with comparative investment objectives and strategies.

The reorganizations were effective after the close of business on June 26, 2009. The Acquiring Fund acquired all of the assets and liabilities of the Target Funds as shown in the table below. The merger transactions were structured to qualify as tax-free reorganizations under the Code. Pursuant to the Agreements and Plans of Reorganization, Class A, Class B and Select Class shareholders of the Target Funds received a number of shares of the corresponding class in the Acquiring Fund with a value equal to their holdings in the Target Funds as of the close of business on date of the reorganization. The investment portfolio of the Target Funds, with a fair value of $203,665 and identified cost of $196,224 as of the date of the reorganization, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Funds was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganizations (amounts in thousands, except per share amounts):

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Funds
Kentucky Municipal Bond Fund				$2,079
Class A	1,336	$13,186	$9.87
Class B	193	1,890	9.79
Select Class	4,866	47,954	9.86
Louisiana Municipal Bond Fund				$2,554
Class A	4,043	$39,417	$9.75
Class B	395	3,859	9.76
Select Class	1,706	16,626	9.74
West Virginia Municipal Bond Fund				$2,808
Class A	1,312	$13,166	$10.04
Class B	278	2,792	10.03
Select Class	6,729	66,778	9.92
Acquiring Fund
Intermediate Tax Free Bond Fund				$90,684
Class A	22,853	$246,104	$10.77
Class B	563	5,974	10.60
Class C	8,757	92,526	10.57
Institutional Class	77,362	821,613	10.62
Select Class	319,470	3,395,692	10.63
Post Reorganization
Intermediate Tax Free Bond Fund				$98,305
Class A	28,962	$311,873	$10.77
Class B	1,370	14,515	10.60
Class C	8,757	92,526	10.57
Institutional Class	77,362	821,613	10.62
Select Class	331,827	3,527,050	10.63

Expenses related to the reorganization were incurred by the Target Funds. The Administrator voluntarily waived its fee and/or reimbursed expenses in an amount equal to the reorganization expense.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan California Tax Free Bond Fund, JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan California Tax Free Bond Fund, JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund (hereafter referred to as the “Funds”) at February 28, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2011

92	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000-2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	148	None.

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	148	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor, City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).	148	Director, New Plan Excel (NXL) (1999-2005); Director, National Financial Partners (NFP) (2003-2005); Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	148	None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	148	Director, Center for Communication, Hearing, and Deafness (1990-present).

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	148	Trustee, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	148	Director, Radio Shack Corp. (1987-2008); Trustee, Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	148	Trustee, American University in Cairo (1999-present); Trustee, Carleton College (2002-2010).

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage J.P. Morgan Funds since 1987.	Chairman, Joe Pietryka, Inc. (formerly Lumelite Corporation) (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer, Lumelite Corporation (1985-2002).	148	Trustee, Morgan Stanley Funds (105 portfolios) (1992-present).

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	93

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees (continued)

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	148	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	148	None.
Interested Trustees

Frankie D. Hughes** (1952), Trustee of Trust since 2008.	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	148	Trustee, The Victory Portfolios (2000-2008).

Leonard M. Spalding, Jr.*** (1935); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989-1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990-1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990-1998).	148	Director, Glenview Trust Company, LLC (2001-present); Trustee, St. Catharine College (1998-present); Trustee, Bellarmine University (2000-present); Director, Springfield-Washington County Economic Development Authority (1997-present); Trustee, Catholic Education Foundation
			(2005-present).

(1)	Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined Messrs. Reid and Spalding should continue to serve until December 31, 2012.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (148 funds).

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment advisor, is a wholly-owned subsidiary of JPMorgan Chase & Co. Three other members of the Board of Trustees of Northwestern University are executive officers of registered investment advisors (not affiliated with JPMorgan) that are under common control with subadvisors to certain J.P. Morgan Funds.

**	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

***	Mr. Spalding is treated as an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

94	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Patricia A. Maleski (1960), President and Principal Executive Officer (2010)

Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled Vehicles since 2010; previously, Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)

Assistant Treasurer of the Trusts from 2009 to 2010; Executive Director, JPMorgan Funds Management, Inc. from February 2011; Vice President, JPMorgan Funds Management, Inc. from December 2008 to February 2011; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008, and Vice President of Credit Suisse, in the audit area from 1999 through 2005.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for privacy, personal trading and Code of Ethics compliance since 2004. Mr. Gulinello has been with JPMorgan Chase & Co. since 1972.

Michael J. Tansley (1964), Controller (2008)	Vice President, JPMorgan Funds Management, Inc. since July 2008; prior to joining JPMorgan Chase,
Mr. Tansley worked for General Electric, as Global eFinance Leader in GE Money from 2004 through 2008 and Vice President and Controller of GE Asset Management from 1998.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011; Associate, Willkie Farr & Gallagher LLP (law firm) from 2002 to 2005.

Gregory S. Samuels (1980) Assistant Secretary (2010)	Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Brian L. Duncan (1965), Assistant Treasurer (2008)*	Vice President, JPMorgan Funds Management, Inc. since June 2007; prior to joining JPMorgan Chase, Mr. Duncan worked for Penn Treaty American Corporation as Vice President and Controller from 2004 through 2007 and Assistant Vice President of Financial Reporting from 2003-2004.

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.

Laura S. Melman (1966), Assistant Treasurer (2006)

Executive Director, JPMorgan Funds Management, Inc. since February 2011, responsible for Taxation; Vice President, JPMorgan Funds Management, Inc. from August, 2006 to February 2011, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.

Francesco Tango (1971), Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	95

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2010, and continued to hold your shares at the end of the reporting period, February 28, 2011.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2010	Ending Account Value, February 28, 2011	Expenses Paid During September 1, 2010 to February 28, 2011*	Annualized Expense Ratio
California Tax Free Bond Fund
Class A
Actual	$1,000.00	$966.70	$2.83	0.57%
Hypothetical	1,000.00	1,022.33	2.91	0.57
Class C
Actual	1,000.00	964.00	5.25	1.06
Hypothetical	1,000.00	1,019.86	5.40	1.06
Institutional Class
Actual	1,000.00	966.70	2.33	0.47
Hypothetical	1,000.00	1,022.84	2.40	0.47
Select Class
Actual	1,000.00	966.90	2.58	0.52
Hypothetical	1,000.00	1,022.58	2.65	0.52

Intermediate Tax Free Bond Fund
Class A
Actual	1,000.00	978.30	3.64	0.73
Hypothetical	1,000.00	1,021.53	3.72	0.73
Class B
Actual	1,000.00	974.60	6.87	1.38
Hypothetical	1,000.00	1,018.25	7.02	1.38
Class C
Actual	1,000.00	975.40	6.87	1.38
Hypothetical	1,000.00	1,018.25	7.02	1.38
Institutional Class
Actual	1,000.00	979.20	2.39	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

96	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

	Beginning Account Value, September 1, 2010	Ending Account Value, February 28, 2011	Expenses Paid During September 1, 2010 to February 28, 2011*	Annualized Expense Ratio
Intermediate Tax Free Bond Fund (continued)
Select Class
Actual	$1,000.00	$978.80	$2.84	0.57%
Hypothetical	1,000.00	1,022.33	2.91	0.57

New York Tax Free Bond Fund
Class A
Actual	1,000.00	966.50	3.66	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class B
Actual	1,000.00	964.60	7.01	1.44
Hypothetical	1,000.00	1,017.65	7.20	1.44
Class C
Actual	1,000.00	964.00	7.01	1.44
Hypothetical	1,000.00	1,017.65	7.20	1.44
Institutional Class
Actual	1,000.00	968.80	2.44	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Select Class
Actual	1,000.00	968.00	3.37	0.69
Hypothetical	1,000.00	1,021.37	3.46	0.69

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2011	J.P. MORGAN TAX FREE FUNDS	97

Tax Letter

(Unaudited)

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2011. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2011. The information necessary to complete your income tax returns for the calendar year ending December 31, 2011 will be received under separate cover.

Long Term Capital Gain Designation — 15%

The Intermediate Tax Free Bond Fund hereby designates approximately $403,000 as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended February 28, 2011.

Tax-Exempt Income

The following represents the percentage of distributions paid from net investment income that are exempt from federal income tax for the fiscal year ended February 28, 2011:

Exempt Distributions Paid
California Tax Free Bond Fund	99.01%
Intermediate Tax Free Bond Fund	100.00
New York Tax Free Bond Fund	100.00

98	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2011

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and account balances

¡transaction history and account transactions

¡checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡open an account or provide contact information

¡give us your account information or pay us by check

¡make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡affiliates from using your information to market to you

¡sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011 All rights reserved. February 2011.	AN-TF-211

Annual Report

J.P. Morgan Income Funds

February 28, 2011

JPMorgan Inflation Managed Bond Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 21, 2011 (Unaudited)

Dear Shareholder:

For many investors, the old adage “What’s old is new again,” may be the best way to describe the current economic recovery. While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.

In the U.S., economic momentum and growth appear to be accelerating, helped by pent-up consumer demand, improved balance sheets, and an extension of the Bush-era tax cuts. Additionally, this recovery has seen a sharp rebound in corporate profits. Investors responded enthusiastically to these developments, sending stock markets on an impressive rally, and leading to double-digit gains in 2010.

“While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.”

On the other hand, heightened tensions in the Middle East and renewed concerns about European debt resulted in an increase in market volatility, while the devastating earthquake and tsunami in Japan and the uncertain aftermath is likely to have lingering macroeconomic and market implications.

While positive tailwinds may continue to fuel economic growth, we remain concerned about the scope and potential impact of political unrest and other crises on global markets and economies.

U.S. Treasuries experience broad gains

Investors have continued to focus their investments on fixed income securities, particularly mortgage, investment grade corporate and high yield areas of the market. However, the heightened publicity surrounding the fiscal woes of state and local governments, and the expiration of the Build America Bond Program led many investors away from municipal bonds, which contributed to an increase in market volatility.

The Barclays Capital High Yield Index returned 17.5%, while the Barclays Capital U.S. Aggregate Bond Index returned 4.9%, and the Barclays Capital Emerging Markets Index returned 11.3% for the 12-month period ended February 28, 2011. The Barclays Capital Municipal Index returned 1.7% for the same period.

A late year U.S. stock market rally did little to reverse broad gains experienced by U.S. Treasuries in 2010. Stock market volatility, rising oil prices, and concerns about unrest in the

Middle East generally led to higher prices and lower yields for U.S. Treasuries and other safe haven investments. As of the end of the 12-month period ended February 28, 2011, the yield on the 10-year U.S. Treasury bond declined from 3.6% to 3.4%. Yields on the 30-year U.S. Treasury bond dropped slightly, from 4.6% to 4.5%, while yields on the 2-year U.S. Treasury bond dipped from 0.8% to 0.7% as of the end of the annual reporting period.

Improved economic outlook fuels equity rally

Stocks were supported by improved economic expectations and job growth, as well as the combination of the Federal Reserve’s launch of quantitative easing (QE2) and Congress’ extension of the Bush-era tax cuts. As of the 12-month reporting period ended February 28, 2011, the S&P 500 Index had reached a level of 1,327, an increase of 22.6% from 12 months prior.

Recently, however, risky assets have become more volatile as investors grew concerned about how the disaster in Japan, rising oil prices, and Middle East turmoil will impact the global recovery.

Rely on diversification to prepare for geopolitical risks

While the global economic recovery has demonstrated resiliency, the world is witnessing ongoing turmoil in the Middle East and uncertainty surrounding the fallout from the tragedy in Japan. Additionally, we continue to experience concerns about European sovereign debt.

This environment reminds us of the importance of preparing portfolios for shocks that could not only potentially derail the economic recovery, but also our investment goals. As “uncertainty” is often the only certainty, it makes sense for investors to prepare by maintaining a diversified approach to investing within the context of a balanced portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO-Investment Management Americas

J.P. Morgan Asset Management

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	1

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

FOR THE PERIOD MARCH 31, 2010 (FUND INCEPTION DATE) THROUGH FEBRUARY 28, 2011 (Unaudited)

Reporting Period Return:
Fund (Select Class Shares)*	5.70%
Barclays Capital 1-10 Year U.S. TIPS Index	5.93%

Net Assets as of 2/28/2011 (In Thousands)	$427,503
Duration as of 2/28/2011	2.3 years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

HOW DID THE MARKET PERFORM DURING THE REPORTING PERIOD?

Fears about systemic fallout from the European debt crisis weighed on investors’ confidence early in the reporting period, as the market seemed skeptical about the unity of European leaders and concerned about the impact that austerity measures would have on growth in the region. Investors’ appetite for risk started to recover in August 2010 and was supported for the remainder of the reporting period by strong corporate earnings, better-than-expected economic data, returning merger and acquisition activity and accommodative policies from the U.S. Federal Reserve. Investors were also encouraged by the U.S. government’s two-year extension of the Bush era tax cuts, emergency unemployment benefits and a payroll tax cut.

Overall, U.S. Treasury yields finished the reporting period lower, sending the prices for U.S. Treasuries higher (bond prices generally increase when their yields decrease). However, the reporting period was defined by two separate interest rate environments. Rates steadily declined during the first half of the reporting period and then reversed course in the fourth quarter of 2010, continuing this upward momentum through the end of the reporting period.

Meanwhile, the breakeven inflation rate, which measures investors’ expectations for inflation, followed a path similar to interest rates. Breakeven inflation rates decreased until September 2010 when surging commodities prices and the declining U.S. dollar led to concerns that rising input and import costs would be passed through to consumers and potentially stoke inflation.

HOW DID THE FUND’S CORE FIXED INCOME HOLDINGS IMPACT PERFORMANCE?

The reporting period was defined by two separate interest rate environments, with rates declining during the first half and increasing during the second half. Accordingly, the Fund’s shorter duration relative to the Barclays Capital 1-10 Year U.S. TIPS Index detracted from the Fund’s relative performance when rates decreased and contributed to relative performance when rates increased. Overall, the Fund’s shorter duration was a net detractor from relative performance, as interest rates ultimately ended the reporting period lower. Duration is a weighted measure of the length of time (stated in years) that a bond will pay out and is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with shorter duration will experience a smaller increase/decrease in price as interest rates go down/up versus bonds with longer duration.

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund held corporate bonds, mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and U.S. agency securities in conjunction with its investments in zero-coupon inflation-linked swaps.

HOW DID THE FUND’S INFLATION PROTECTION IMPACT PERFORMANCE?

The Fund used zero-coupon inflation-linked swaps in combination with fixed income securities to create a synthetic portfolio of inflation protected securities. The Fund was designed to protect the total return generated by its core fixed income holdings from inflation risk. The zero-coupon inflation-linked swaps used by the Fund were based on cumulative percentage movements in the Consumer Price Index for All Urban Consumers (CPI-U).

Zero-coupon inflation-linked swaps, as measured by the return of the 5 year Barclays Capital Inflation Swap Zero Coupon USD ERI index, finished the reporting period almost unchanged, as falling inflation during the first half of the reporting period was offset by rising inflation in the second half of the reporting period. However, as a result of the Fund’s tactical active management of its zero-coupon inflation-linked swaps, the Fund’s return from zero-coupon inflation-linked swaps was better than the return for zero coupon inflation-linked swaps as measured by the 5 year Barclays Capital Inflation Swap Zero Coupon USD ERI index.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PORTFOLIO COMPOSITION***
U.S. Government Agency Securities	56.4%
Collateralized Mortgage Obligations	19.9
Corporate Bonds	14.2
Mortgage Pass-Through Securities	1.3
Others (each less than 1%)	0.9
Short-Term Investment	7.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 28, 2011. The Fund’s composition is subject to change.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	3

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

FOR THE PERIOD MARCH 31, 2010 (FUND INCEPTION DATE) THROUGH FEBRUARY 28, 2011 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2011

	INCEPTION DATE OF CLASS	SINCE INCEPTION

CLASS A SHARES	3/31/10
Without Sales Charge		5.62%
With Sales Charge*		1.66
CLASS C SHARES	3/31/10
Without CDSC		5.01
With CDSC**		4.01
CLASS R2 SHARES	3/31/10	5.40
CLASS R5 SHARES	3/31/10	5.85
CLASS R6 SHARES	11/30/10	5.74
SELECT CLASS SHARES	3/31/10	5.70

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/2010 – 2/28/2011)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2010.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual return of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Inflation Managed Bond Fund, the Barclays Capital 1–10 Year U.S. TIPS Index, the Barclays Capital Intermediate Aggregate Bond Index and the Lipper Treasury Inflation-Protected Securities Funds Index from March 31, 2010 to February 28, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital 1–10 Year U.S. TIPS Index and the Barclays Capital Intermediate Aggregate Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmarks. The performance of the

Lipper Treasury Inflation-Protected Securities Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Barclays Capital Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The Lipper Treasury Inflation-Protected Securities Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 0.7%
	Ally Auto Receivables Trust,
98	Series 2010-3, Class A4, 1.550%, 08/17/15	97
195	Series 2010-4, Class A3, 0.910%, 11/17/14	194
750	Series 2010-4, Class A4, 1.350%, 12/15/15	736
60	Bank of America Auto Trust, Series 2010-2, Class A3, 1.310%, 07/15/14	60
600	Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3, 0.910%, 08/08/13	600
361	CS First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	363
310	Honda Auto Receivables Owner Trust, Series 2011-1, Class A4, 1.800%, 04/17/17	310
185	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.630%, 03/15/17	182
15	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	15
250	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.532%, 06/25/35	234

	Total Asset-Backed Securities (Cost $2,788)	2,791

Collateralized Mortgage Obligations — 19.4%
	Agency CMO — 18.5%
534	Federal Home Loan Banks, Series TQ-2015, Class A, 5.065%, 10/20/15	573
	Federal Home Loan Mortgage Corp. REMICS,
107	Series 1578, Class K, 6.900%, 09/15/23	122
663	Series 2110, Class PG, 6.000%, 01/15/29	721
141	Series 2355, Class BP, 6.000%, 09/15/16	152
249	Series 2391, Class QR, 5.500%, 12/15/16	270
171	Series 2427, Class LW, 6.000%, 03/15/17	186
149	Series 2436, Class MC, 7.000%, 04/15/32	164
186	Series 2441, Class GF, 6.500%, 04/15/32	205
100	Series 2505, Class D, 5.500%, 09/15/32	107
88	Series 2525, Class AM, 4.500%, 04/15/32	90
200	Series 2544, Class KE, 5.500%, 12/15/32	215
100	Series 2558, Class BD, 5.000%, 01/15/18	108
500	Series 2564, Class NK, 5.000%, 02/15/18	538
500	Series 2575, Class PE, 5.500%, 02/15/33	541
800	Series 2586, Class WG, 4.000%, 03/15/33	800
117	Series 2594, Class JB, 4.500%, 04/15/18	123
169	Series 2595, Class HJ, 5.000%, 03/15/23	180
1,000	Series 2596, Class QD, 4.000%, 03/15/33	949
221	Series 2602, Class BD, 4.000%, 12/15/22	230
410	Series 2621, Class QH, 5.000%, 05/15/33	429
415	Series 2624, Class QH, 5.000%, 06/15/33	432

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
400	Series 2632, Class AB, 4.500%, 06/15/18	423
194	Series 2648, Class BK, 5.000%, 07/15/33	196
184	Series 2649, Class PJ, 3.500%, 06/15/33	191
175	Series 2649, Class QH, 4.500%, 07/15/18	187
227	Series 2649, Class WB, 3.500%, 07/15/23	220
267	Series 2685, Class CF, 4.000%, 11/15/16	273
100	Series 2685, Class MB, 4.000%, 03/15/17	104
400	Series 2692, Class QD, 5.000%, 12/15/22	428
268	Series 2694, Class QG, 4.500%, 01/15/29	276
272	Series 2696, Class DG, 5.500%, 10/15/33	289
100	Series 2698, Class PG, 5.000%, 06/15/32	106
162	Series 2707, Class KJ, 5.000%, 11/15/18	173
150	Series 2709, Class PE, 5.000%, 12/15/22	161
130	Series 2725, Class TA, 4.500%, 12/15/33	126
1,380	Series 2733, Class ME, 5.000%, 01/15/34	1,427
381	Series 2744, Class TU, 5.500%, 05/15/32	410
177	Series 2750, Class JB, 4.500%, 02/15/19	187
327	Series 2760, Class KT, 4.500%, 09/15/32	340
500	Series 2764, Class TE, 5.000%, 10/15/32	531
150	Series 2773, Class OC, 5.000%, 04/15/19	161
125	Series 2783, Class AB, 4.000%, 10/15/17	129
87	Series 2788, Class DA, 5.000%, 10/15/22	91
100	Series 2843, Class BC, 5.000%, 08/15/19	108
635	Series 2864, Class NB, 5.500%, 07/15/33	696
123	Series 2886, Class HE, 5.000%, 01/15/33	131
305	Series 2888, Class CG, 5.000%, 08/15/33	324
285	Series 2890, Class PD, 5.000%, 03/15/33	303
255	Series 2891, Class LD, 5.000%, 08/15/33	271
700	Series 2896, Class VB, 5.000%, 12/15/25	743
180	Series 2898, Class PE, 5.000%, 05/15/33	191
850	Series 2899, Class HB, 4.000%, 12/15/19	877
200	Series 2899, Class KB, 4.500%, 03/15/19	212
500	Series 2910, Class BE, 4.500%, 12/15/19	531
100	Series 2921, Class MD, 5.000%, 06/15/33	106
150	Series 2928, Class NE, 5.000%, 04/15/33	159
308	Series 2948, Class YD, 5.500%, 08/15/33	328
1,000	Series 2958, Class ME, 5.500%, 10/15/33	1,084
100	Series 2966, Class XD, 5.500%, 09/15/33	108
295	Series 2968, Class MD, 5.500%, 12/15/33	321
500	Series 2981, Class BC, 4.500%, 05/15/20	529
500	Series 2987, Class KG, 5.000%, 12/15/34	530
200	Series 2988, Class TY, 5.500%, 06/15/25	219
325	Series 2993, Class PM, 4.500%, 05/15/35	340
195	Series 3017, Class MK, 5.000%, 12/15/34	205
541	Series 3028, Class ME, 5.000%, 02/15/34	570

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	5

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
380	Series 3036, Class TE, 5.500%, 12/15/34	414
125	Series 3059, Class PC, 5.500%, 01/15/32	131
177	Series 3077, Class TO, PO, 04/15/35	157
500	Series 3078, Class PD, 5.500%, 07/15/34	544
151	Series 3080, Class VB, 5.000%, 06/15/25	159
126	Series 3082, Class PW, 5.500%, 12/15/35	133
231	Series 3087, Class JB, 5.500%, 03/15/24	245
121	Series 3098, Class KE, 5.500%, 09/15/34	131
100	Series 3115, Class MB, 5.500%, 12/15/20	105
300	Series 3121, Class JD, 5.500%, 03/15/26	329
215	Series 3123, Class HT, 5.000%, 03/15/26	220
200	Series 3128, Class BD, 5.000%, 03/15/30	210
480	Series 3128, Class BE, 5.000%, 05/15/33	510
420	Series 3130, Class QD, 5.500%, 07/15/34	455
360	Series 3135, Class JC, 6.000%, 08/15/33	388
500	Series 3145, Class AJ, 5.500%, 04/15/36	540
310	Series 3147, Class YE, 5.500%, 07/15/24	327
390	Series 3150, Class EQ, 5.000%, 05/15/26	405
100	Series 3151, Class PD, 6.000%, 11/15/34	108
65	Series 3164, Class QV, 6.500%, 03/15/17	69
435	Series 3165, Class ND, 5.500%, 10/15/34	466
170	Series 3166, Class GB, 6.000%, 06/15/21	175
1,076	Series 3184, Class PD, 5.500%, 07/15/34	1,160
385	Series 3204, Class NV, 5.000%, 08/15/17	413
521	Series 3216, Class JA, 5.500%, 11/15/24	542
435	Series 3261, Class MA, 5.500%, 01/15/17	458
359	Series 3270, Class AT, 5.500%, 01/15/37	390
110	Series 3272, Class PA, 6.000%, 02/15/37	120
470	Series 3312, Class LB, 5.500%, 11/15/25	501
750	Series 3334, Class CD, 6.000%, 07/15/34	806
500	Series 3337, Class MD, 5.500%, 06/15/27	547
100	Series 3348, Class HT, 6.000%, 07/15/37	109
240	Series 3349, Class HE, 5.500%, 07/15/36	260
100	Series 3372, Class BD, 4.500%, 10/15/22	105
423	Series 3414, Class A, 4.500%, 07/15/22	444
435	Series 3476, Class VB, 5.500%, 02/15/27	472
350	Series 3493, Class LA, 4.000%, 10/15/23	362
275	Series 3513, Class A, 4.500%, 02/15/39	285
545	Series 3521, Class B, 4.000%, 04/15/24	565
175	Series 3563, Class LB, 4.000%, 08/15/29	167
265	Series 3571, Class MY, 4.000%, 09/15/24	263
407	Series 3593, Class PC, 5.000%, 05/15/38	427
389	Series 3652, Class A, 4.500%, 11/15/24	411
455	Series 3653, Class B, 4.500%, 04/15/30	459
135	Series 3659, Class BD, 5.000%, 01/15/37	142

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
185	Series 3677, Class KB, 4.500%, 05/15/40	186
238	Series 3688, Class GT, VAR, 7.155%, 11/15/46	264
140	Series 3715, Class PC, 4.500%, 08/15/40	137
221	Federal National Mortgage Association, Interest STRIPS, Series 293, Class 1, PO, 12/01/24	199
	Federal National Mortgage Association REMICS,
933	Series 1997-57, Class PN, 5.000%, 09/18/27	975
732	Series 1999-51, Class PH, 6.000%, 10/25/29	792
82	Series 2002-24, Class AJ, 6.000%, 04/25/17	89
335	Series 2002-85, Class PE, 5.500%, 12/25/32	363
300	Series 2003-5, Class EQ, 5.500%, 02/25/23	329
560	Series 2003-21, Class OU, 5.500%, 03/25/33	608
107	Series 2003-22, Class UH, 4.000%, 12/25/32	111
100	Series 2003-23, Class CH, 5.000%, 04/25/33	104
226	Series 2003-28, Class KA, 4.250%, 03/25/22	232
77	Series 2003-32, Class BW, 5.500%, 03/25/32	82
400	Series 2003-48, Class TC, 5.000%, 06/25/23	423
609	Series 2003-55, Class HY, 5.000%, 06/25/23	652
270	Series 2003-63, Class YB, 5.000%, 07/25/33	283
327	Series 2003-64, Class VC, 5.000%, 03/25/16	344
230	Series 2003-80, Class QG, 5.000%, 08/25/33	241
79	Series 2003-81, Class CB, 4.750%, 09/25/18	83
104	Series 2003-86, Class VH, 5.500%, 04/25/22	113
200	Series 2003-87, Class TJ, 4.500%, 09/25/18	213
346	Series 2003-90, Class LA, 4.250%, 02/25/22	356
48	Series 2003-91, Class BE, 4.000%, 11/25/16	48
77	Series 2003-109, Class BT, 4.500%, 08/25/22	80
344	Series 2003-113, Class KA, 4.500%, 11/25/18	362
121	Series 2003-131, Class CG, 5.500%, 05/25/33	130
1,000	Series 2004-53, Class NC, 5.500%, 07/25/24	1,054
955	Series 2004-70, Class EB, 5.000%, 10/25/24	1,006
227	Series 2004-81, Class HA, 4.250%, 10/25/24	237
169	Series 2004-89, Class MA, 4.250%, 09/25/24	174
100	Series 2005-48, Class TD, 5.500%, 06/25/35	105
865	Series 2005-51, Class ND, 5.500%, 11/25/33	936
518	Series 2005-58, Class EP, 5.500%, 07/25/35	569
191	Series 2005-62, Class CP, 4.750%, 07/25/35	199
100	Series 2005-68, Class BE, 5.250%, 08/25/35	106
269	Series 2005-91, Class DA, 4.500%, 10/25/20	284
580	Series 2005-101, Class ND, 5.000%, 06/25/34	611
525	Series 2005-110, Class GJ, 5.500%, 11/25/30	552
184	Series 2005-110, Class MB, 5.500%, 09/25/35	200
163	Series 2005-116, Class PB, 6.000%, 04/25/34	177
296	Series 2005-121, Class V, 4.500%, 06/25/29	305

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
461	Series 2006-4, Class MB, 6.000%, 01/25/31	480
950	Series 2006-7, Class TD, 6.000%, 04/25/35	1,038
230	Series 2006-9, Class DB, 5.500%, 07/25/29	236
265	Series 2006-22, Class CE, 4.500%, 08/25/23	270
306	Series 2006-30, Class GA, 5.500%, 07/25/20	330
500	Series 2006-45, Class NW, 5.500%, 01/25/35	543
655	Series 2006-49, Class PA, 6.000%, 06/25/36	717
1,160	Series 2006-56, Class PF, VAR, 0.611%, 07/25/36	1,158
282	Series 2006-112, Class QA, 5.500%, 03/25/33	299
100	Series 2006-129, Class PB, 5.500%, 04/25/32	105
234	Series 2007-33, Class HE, 5.500%, 04/25/37	255
262	Series 2007-65, Class KI, IF, IO, 6.359%, 07/25/37	33
1,000	Series 2007-68, Class PB, 5.500%, 06/25/36	1,090
120	Series 2007-77, Class TC, 5.500%, 09/25/34	130
288	Series 2007-113, Class DB, 4.500%, 12/25/22	301
600	Series 2008-65, Class CD, 4.500%, 08/25/23	631
1,385	Series 2008-68, Class VB, 6.000%, 03/25/27	1,513
244	Series 2008-68, Class VJ, 5.500%, 07/25/19	265
100	Series 2008-68, Class VK, 5.500%, 03/25/27	109
140	Series 2008-74, Class B, 5.500%, 09/25/38	152
119	Series 2008-85, Class EA, 5.000%, 03/25/26	124
255	Series 2008-89, Class AH, 4.500%, 11/25/34	264
262	Series 2009-37, Class KI, IF, IO, 5.739%, 06/25/39	35
390	Series 2009-39, Class LB, 4.500%, 06/25/29	390
370	Series 2009-71, Class MB, 4.500%, 09/25/24	381
761	Series 2009-78, Class J, 5.000%, 09/25/19	816
299	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	55
354	Series 2009-86, Class OT, PO, 10/25/37	307
150	Series 2009-86, Class PC, 5.000%, 03/25/37	158
515	Series 2009-96, Class DB, 4.000%, 11/25/29	504
2,168	Series 2009-112, Class ST, IF, IO, 5.988%, 01/25/40	255
120	Series 2010-9, Class MD, 5.000%, 02/25/38	125
1,164	Series 2010-35, Class SB, IF, IO, 6.158%, 04/25/40	156
230	Series 2010-48, Class UB, 5.000%, 06/25/36	243
584	Series 2010-54, Class EA, 4.500%, 06/25/40	604
90	Series 2010-64, Class DM, 5.000%, 06/25/40	94
437	Series 2010-64, Class EH, 5.000%, 10/25/35	462
810	Series 2010-111, Class AE, 5.500%, 04/25/38	865
1,375	Series 2011-22, Class MA, 6.500%, 04/25/38	1,553

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
	Government National Mortgage Association,
139	Series 2002-44, Class JC, 6.000%, 07/20/32	161
420	Series 2002-79, Class KL, 5.500%, 11/20/32	443
164	Series 2002-88, Class PH, 5.500%, 12/16/31	177
100	Series 2003-10, Class KJ, 5.500%, 02/20/33	107
197	Series 2003-29, Class PD, 5.500%, 04/16/33	210
277	Series 2003-40, Class TD, 5.000%, 03/20/33	294
145	Series 2004-16, Class GC, 5.500%, 02/20/34	155
109	Series 2004-54, Class BG, 5.500%, 07/20/34	117
200	Series 2004-75, Class NG, 5.500%, 09/20/33	216
453	Series 2004-93, Class PD, 5.000%, 11/16/34	470
400	Series 2004-101, Class BE, 5.000%, 11/20/34	413
260	Series 2005-26, Class XY, 5.500%, 03/20/35	277
399	Series 2005-33, Class AY, 5.500%, 04/16/35	426
106	Series 2005-56, Class BD, 5.000%, 07/20/35	106
1,483	Series 2006-38, Class SG, IF, IO, 6.387%, 09/20/33	159
233	Series 2007-26, Class SW, IF, IO, 5.937%, 05/20/37	27
428	Series 2007-37, Class LB, 5.500%, 06/16/37	431
320	Series 2007-79, Class BL, 5.750%, 08/20/37	343
250	Series 2008-9, Class PW, 5.250%, 02/20/38	242
132	Series 2008-23, Class YA, 5.250%, 03/20/38	132
151	Series 2008-30, Class AB, 4.200%, 02/20/37	157
383	Series 2008-31, Class PK, 4.000%, 06/20/36	398
177	Series 2008-34, Class PG, 5.250%, 04/20/38	172
400	Series 2008-35, Class NF, 5.000%, 04/20/38	416
1,000	Series 2008-58, Class PE, 5.500%, 07/16/38	1,069
28	Series 2008-62, Class SA, IF, IO, 5.887%, 07/20/38	3
1,057	Series 2008-76, Class US, IF, IO, 5.637%, 09/20/38	111
1,023	Series 2008-95, Class DS, IF, IO, 7.037%, 12/20/38	148
2,477	Series 2009-72, Class SM, IF, IO, 5.985%, 08/16/39	299
1,388	Series 2009-106, Class ST, IF, IO, 5.737%, 02/20/38	147
175	Series 2010-7, Class EA, 5.000%, 06/16/38	182
698	Series 2010-14, Class QP, 6.000%, 12/20/39	755
796	Series 2010-157, Class OP, PO, 12/20/40	605
308	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	299

		79,106

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	7

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — 0.9%
550	Banc of America Mortgage Securities, Inc., Series 2003-3, Class 1A7, 5.500%, 05/25/33	564
419	Citicorp Mortgage Securities, Inc., Series 2004-4, Class A4, 5.500%, 06/25/34	438
	Citigroup Mortgage Loan Trust, Inc.,
216	Series 2003-1, Class 3A4, 5.250%, 09/25/33	227
260	Series 2004-HYB4, Class WA, VAR, 2.946%, 12/25/34	260
271	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	276
436	Credit Suisse Mortgage Capital Certificates, Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	453
216	CS First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	219
475	JP Morgan Mortgage Trust, Series 2007-A1, Class 5A5, VAR, 2.968%, 07/25/35	480
132	MASTR Alternative Loans Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	136
255	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.653%, 04/25/34	271
121	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	124
118	Residential Accredit Loans, Inc., Series 2004-QS3, Class CB, 5.000%, 03/25/19	123
81	WaMu Mortgage Pass-Through Certificates, Series 2003-S6, Class 2A1, 5.000%, 07/25/18	83

		3,654

	Total Collateralized Mortgage Obligations (Cost $83,458)	82,760

Commercial Mortgage-Backed Securities — 0.2%
	Banc of America Commercial Mortgage, Inc.,
200	Series 2005-3, Class AM, 4.727%, 07/10/43	207
50	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	55
200	Series 2006-5, Class A4, 5.414%, 09/10/47	213
400	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	419
50	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	52

	Total Commercial Mortgage-Backed Securities (Cost $888)	946

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — 13.8%
	Consumer Discretionary — 1.0%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
535	4.250%, 03/01/21	533
40	5.000%, 03/30/20	42

		575

	Automobiles — 0.1%
450	Daimler Finance North America LLC, 6.500%, 11/15/13	507

	Household Durables — 0.0% (g)
83	Newell Rubbermaid, Inc., 4.700%, 08/15/20	82

	Media — 0.8%
	CBS Corp.,
30	7.875%, 07/30/30	35
200	8.875%, 05/15/19	252
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	561
	Comcast Corp.,
335	5.900%, 03/15/16	373
335	6.500%, 01/15/17	383
550	Cox Communications, Inc., 5.450%, 12/15/14	607
200	News America Holdings, Inc., 7.700%, 10/30/25	238
30	News America, Inc., 7.250%, 05/18/18	36
	Time Warner Cable, Inc.,
500	4.125%, 02/15/21	469
50	8.250%, 04/01/19	62
425	8.750%, 02/14/19	536

		3,552

	Total Consumer Discretionary	4,716

	Consumer Staples — 0.6%
	Beverages — 0.2%
500	Anheuser-Busch InBev Worldwide, Inc., 7.200%, 01/15/14 (e)	572
400	Coca-Cola Co. (The), 4.875%, 03/15/19	434

		1,006

	Food & Staples Retailing — 0.0% (g)
92	Kroger Co. (The), 5.400%, 07/15/40	87

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
40	5.875%, 05/15/13	43
192	8.500%, 06/15/19	228
400	Cargill, Inc., 6.000%, 11/27/17 (e)	450
100	General Mills, Inc., 5.650%, 02/15/19	111

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Food Products — Continued
	Kraft Foods, Inc.,
50	6.500%, 08/11/17	57
425	7.000%, 08/11/37	483

		1,372

	Total Consumer Staples	2,465

	Energy — 0.9%
	Energy Equipment & Services — 0.1%
	Transocean, Inc., (Cayman Islands),
100	6.500%, 11/15/20	110
460	7.375%, 04/15/18	527

		637

	Oil, Gas & Consumable Fuels — 0.8%
50	Anadarko Petroleum Corp., 8.700%, 03/15/19	62
550	Apache Corp., 6.000%, 09/15/13	611
500	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	566
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	452
550	EnCana Corp., (Canada), 5.900%, 12/01/17	626
	Shell International Finance B.V., (Netherlands),
44	3.100%, 06/28/15	45
130	4.300%, 09/22/19	134
40	4.375%, 03/25/20	41
200	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	228
	Total Capital S.A., (France),
240	2.300%, 03/15/16	233
148	4.125%, 01/28/21	147

		3,145

	Total Energy	3,782

	Financials — 7.7%
	Capital Markets — 2.0%
	Bank of New York Mellon Corp. (The),
80	2.950%, 06/18/15	82
600	4.150%, 02/01/21	596
155	4.600%, 01/15/20	162
200	BlackRock, Inc., 6.250%, 09/15/17	229
40	Charles Schwab Corp. (The), 4.950%, 06/01/14	44
	Credit Suisse USA, Inc.,
80	5.125%, 01/15/14	87
350	5.850%, 08/16/16	396
	Goldman Sachs Group, Inc. (The),
202	3.700%, 08/01/15	205
400	5.375%, 03/15/20	411

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
1,800	7.500%, 02/15/19	2,122
200	Jefferies Group, Inc., 8.500%, 07/15/19	237
200	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	223
100	Merrill Lynch & Co., Inc., 6.400%, 08/28/17	110
	Morgan Stanley,
323	3.450%, 11/02/15	319
50	5.300%, 03/01/13	53
1,000	5.450%, 01/09/17	1,054
331	5.500%, 07/24/20	334
370	5.750%, 01/25/21	380
400	6.000%, 04/28/15	438
	Nomura Holdings, Inc., (Japan),
275	4.125%, 01/19/16	274
300	5.000%, 03/04/15	313
300	UBS AG, (Switzerland), 5.750%, 04/25/18	326

		8,395

	Commercial Banks — 2.0%
400	Bank of Nova Scotia, (Canada), 4.375%, 01/13/21	398
	Barclays Bank plc, (United Kingdom),
475	2.375%, 01/13/14	477
250	5.125%, 01/08/20	255
	BB&T Corp.,
705	3.200%, 03/15/16	704
100	3.850%, 07/27/12	104
60	3.950%, 04/29/16	62
350	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, (Netherlands), 4.500%, 01/11/21	351
250	Credit Suisse, (Switzerland), 4.375%, 08/05/20	244
1,000	Credit Suisse AG, (Switzerland), 5.400%, 01/14/20	1,013
500	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	501
600	HSBC Bank plc, (United Kingdom), 4.750%, 01/19/21 (e)	601
700	Manufacturers & Traders Trust Co., 1.803%, 04/01/13	699
250	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	250
100	National City Crop., 6.875%, 05/15/19	116
	PNC Funding Corp.,
100	3.000%, 05/19/14	103
50	5.125%, 02/08/20	53
50	5.250%, 11/15/15	54

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	9

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Banks — Continued
50	5.625%, 02/01/17	54
525	6.700%, 06/10/19	611
114	Rabobank Nederland N.V., (Netherlands), 2.125%, 10/13/15	110
280	SunTrust Banks, Inc., 5.250%, 11/05/12	295
60	U.S. Bancorp, 2.000%, 06/14/13	61
	Wachovia Bank N.A.,
500	5.000%, 08/15/15	537
1,000	6.000%, 11/15/17	1,121
375	Wachovia Corp., 5.750%, 02/01/18	417

		9,191

	Consumer Finance — 0.4%
400	American Express Centurion Bank, 6.000%, 09/13/17	446
	American Express Co.,
200	6.150%, 08/28/17	224
200	7.000%, 03/19/18	235
250	Capital One Bank USA N.A., 8.800%, 07/15/19	316
	HSBC Finance Corp.,
60	5.000%, 06/30/15	64
400	6.375%, 11/27/12	432

		1,717

	Diversified Financial Services — 2.7%
	Bank of America Corp.,
865	5.625%, 07/01/20	900
585	5.650%, 05/01/18	618
600	7.375%, 05/15/14	683
650	BHP Billiton Finance USA Ltd., (Australia), 5.500%, 04/01/14	722
800	BP Capital Markets plc, (United Kingdom), 3.875%, 03/10/15	838
675	Caterpillar Financial Services Corp., 7.150%, 02/15/19	827
	Citigroup, Inc.,
314	4.587%, 12/15/15	328
179	5.375%, 08/09/20	186
2,100	8.500%, 05/22/19	2,605
131	CME Group, Inc., 5.750%, 02/15/14	146
	General Electric Capital Corp.,
337	2.250%, 11/09/15	327
125	4.375%, 09/16/20	121
1,200	4.625%, 01/07/21	1,193
331	5.300%, 02/11/21	340
80	5.625%, 09/15/17	88
850	5.625%, 05/01/18	924

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
70	5.875%, 01/14/38	70
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	892

		11,808

	Insurance — 0.4%
94	AON Corp., 3.500%, 09/30/15	94
372	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	391
267	Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	266
	CNA Financial Corp.,
50	5.850%, 12/15/14	54
60	5.875%, 08/15/20	62
420	6.500%, 08/15/16	463
400	Metropolitan Life Global Funding I, 3.125%, 01/11/16 (e)	397

		1,727

	Real Estate Investment Trusts (REITs) — 0.1%
200	Simon Property Group LP, 6.125%, 05/30/18	225

	Thrifts & Mortgage Finance — 0.1%
400	Countrywide Financial Corp., 6.250%, 05/15/16	429

	Total Financials	33,492

	Industrials — 0.8%
	Aerospace & Defense — 0.2%
450	Lockheed Martin Corp., 4.250%, 11/15/19	454
325	Northrop Grumman Corp., 5.050%, 08/01/19	346

		800

	Airlines — 0.1%
109	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	108
386	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	403
60	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	61

		572

	Commercial Services & Supplies — 0.2%
	Pitney Bowes, Inc.,
200	5.000%, 03/15/15	211
100	6.250%, 03/15/19	108
	Waste Management, Inc.,
242	4.600%, 03/01/21	243
150	4.750%, 06/30/20	154

		716

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Machinery — 0.0% (g)
30	Caterpillar, Inc., 7.900%, 12/15/18	38

	Road & Rail — 0.3%
125	Burlington Northern Santa Fe LLC, 3.600%, 09/01/20	119
	CSX Corp.,
250	6.250%, 03/15/18	286
230	7.375%, 02/01/19	279
100	Ryder System, Inc., 3.600%, 03/01/16	99
	Union Pacific Corp.,
300	5.450%, 01/31/13	325
150	5.750%, 11/15/17	169

		1,277

	Total Industrials	3,403

	Information Technology — 0.4%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
180	4.450%, 01/15/20	185
250	5.500%, 02/22/16	283

		468

	Computers & Peripherals — 0.0% (g)
30	Hewlett-Packard Co., 6.125%, 03/01/14	34
40	International Business Machines Corp., 8.375%, 11/01/19	53

		87

	Electronic Equipment, Instruments & Components — 0.2%
	Arrow Electronics, Inc.,
350	3.375%, 11/01/15	346
155	6.000%, 04/01/20	159
200	6.875%, 07/01/13	218

		723

	Software — 0.1%
185	Intuit, Inc., 5.750%, 03/15/17	204
50	Oracle Corp., 6.500%, 04/15/38	56

		260

	Total Information Technology	1,538

	Materials — 0.5%
	Chemicals — 0.5%
	Dow Chemical Co. (The),
89	4.250%, 11/15/20	86
325	5.900%, 02/15/15	362
40	8.550%, 05/15/19	51

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — Continued
	PPG Industries, Inc.,
50	5.750%, 03/15/13	54
700	6.650%, 03/15/18	817
25	7.400%, 08/15/19	29
	Praxair, Inc.,
100	4.625%, 03/30/15	108
240	5.200%, 03/15/17	264

		1,771

	Metals & Mining — 0.0% (g)
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	36
120	8.950%, 05/01/14	145

		181

	Total Materials	1,952

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.8%
850	AT&T, Inc., 5.600%, 05/15/18	939
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,051
50	France Telecom S.A., (France), 8.500%, 03/01/31	68
400	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	426
	Telefonica Emisiones S.A.U., (Spain),
114	5.462%, 02/16/21	116
400	6.221%, 07/03/17	436
55	Verizon Communications, Inc., 8.750%, 11/01/18	71

		3,107

	Wireless Telecommunication Services — 0.1%
500	Vodafone Group plc, (United Kingdom), 5.625%, 02/27/17	556

	Total Telecommunication Services	3,663

	Utilities — 1.0%
	Electric Utilities — 0.9%
800	CenterPoint Energy Houston Electric LLC, 7.000%, 03/01/14	911
350	Dominion Resources, Inc., 5.200%, 08/15/19	373
50	Duke Energy Carolinas LLC, 6.450%, 10/15/32	56
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	155
400	Enel Finance International S.A., (Luxembourg), 5.125%, 10/07/19 (e)	402
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	168
40	FPL Group Capital, Inc., 7.875%, 12/15/15	48

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	11

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Electric Utilities — Continued
25	Indiana Michigan Power Co., 7.000%, 03/15/19	30
100	Nisource Finance Corp., 6.800%, 01/15/19	115
50	Pacific Gas & Electric Co., 6.050%, 03/01/34	53
200	PacifiCorp, 5.650%, 07/15/18	225
490	Progress Energy, Inc., 4.400%, 01/15/21	486
74	Public Service Co. of Colorado, 3.200%, 11/15/20	69
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	219
25	Public Service Electric & Gas Co., 2.700%, 05/01/15	25
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	6
	Spectra Energy Capital LLC,
50	6.200%, 04/15/18	56
70	8.000%, 10/01/19	85

		3,482

	Gas Utilities — 0.1%
30	Atmos Energy Corp., 4.950%, 10/15/14	32
43	CenterPoint Energy Resources Corp., 4.500%, 01/15/21 (e)	43
300	TransCanada PipeLines Ltd., (Canada), 7.125%, 01/15/19	363

		438

	Multi-Utilities — 0.0% (g)
175	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	196

	Total Utilities	4,116

	Total Corporate Bonds (Cost $59,088)	59,127

Mortgage Pass-Through Securities — 1.3%
247	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.500%, 02/01/24	267
34	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family, 6.000%, 12/01/36	37
	Federal National Mortgage Association, 15 Year, Single Family,
466	6.000%, 10/01/19 - 01/01/24	510

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal National Mortgage Association, 30 Year, Single Family,
629	5.000%, 03/01/36	664
780	6.000%, 04/01/35	860
725	6.500%, 10/01/37 - 10/01/38	812
419	7.000%, 04/01/37	478
	Federal National Mortgage Association, Other,
793	4.515%, 02/01/20	816
1,000	4.640%, 01/01/21	1,033

	Total Mortgage Pass-Through Securities (Cost $5,427)	5,477

U.S. Government Agency Securities — 55.0%
	Federal Home Loan Mortgage Corp.,
65,000	1.375%, 02/25/14	65,093
5,000	2.125%, 03/23/12	5,089
30,000	2.875%, 02/09/15	31,122
10,000	3.750%, 03/27/19	10,313
20,000	4.500%, 01/15/14	21,808
10,000	5.125%, 11/17/17	11,279
	Federal National Mortgage Association,
11,000	1.000%, 04/04/12	11,068
30,000	1.500%, 06/26/13	30,386
25,000	2.625%, 11/20/14	25,814
16,500	4.875%, 12/15/16	18,401
4,700	5.375%, 11/15/11 (m)	4,867

	Total U.S. Government Agency Securities (Cost $235,436)	235,240

SHARES
Short-Term Investment — 7.1%
	Investment Company — 7.1%
30,415	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $30,415)	30,415

	Total Investments — 97.5% (Cost $417,500)	416,756
	Other Assets in Excess of Liabilities — 2.5%	10,747

	NET ASSETS — 100.0%	$427,503

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

Inflation-Linked Swaps (Amounts in thousands)
	RATE TYPE (r)					UPFRONT PREMIUMS (PAID)/ RECEIVED [1]
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.095% at termination	CPI-U at termination	5/24/2016	$7,000	$101	$—
Barclays Bank plc	1.740% at termination	CPI-U at termination	6/24/2014	15,000	286	—
BNP Paribas	2.125% at termination	CPI-U at termination	1/25/2015	60,000	696	—
BNP Paribas	1.970% at termination	CPI-U at termination	1/31/2014	47,000	520	—
Citibank, N.A.	1.470% at termination	CPI-U at termination	8/26/2015	40,000	1,806	—
Citibank, N.A.	2.735% at termination	CPI-U at termination	3/02/2021	15,000	—	—
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	6/08/2015	8,000	111	—
Royal Bank of Scotland	2.210% at termination	CPI-U at termination	6/24/2017	15,000	241	—
Royal Bank of Scotland	2.150% at termination	CPI-U at termination	2/16/2015	50,000	459	—
Royal Bank of Scotland	2.050% at termination	CPI-U at termination	2/16/2014	50,000	408	—
Union Bank of Switzerland AG	2.438% at termination	CPI-U at termination	3/02/2016	20,000	—	—

					$4,628	$—

[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	— Collateralized Mortgage Obligation
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2011. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	— Real Estate Mortgage Investment Conduits
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2011.
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2011.

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(l)	— The rate shown is the current yield as of February 28, 2011.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reserve repurchase agreements, and forward foreign currency contracts.

(r)	— Rates shown are per annum and payments are as described.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	13

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2011

(Amounts in thousands, except per share amounts)

Inflation Managed Bond Fund
ASSETS:
Investments in non-affiliates, at value	$386,341
Investments in affiliates, at value	30,415

Total investment securities, at value	416,756
Receivables:
Investment securities sold	460
Fund shares sold	7,455
Interest and dividends	2,238
Outstanding swap contracts, at value	4,628

Total Assets	431,537

LIABILITIES:
Payables:
Dividends	203
Investment securities purchased	3,533
Fund shares redeemed	119
Accrued liabilities:
Investment advisory fees	39
Administration fees	20
Shareholder servicing fees	23
Distribution fees	4
Custodian and accounting fees	32
Collateral management fees	6
Trustees’ and Chief Compliance Officer’s fees	1
Other	54

Total Liabilities	4,034

Net Assets	$427,503

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

Inflation Managed Bond Fund
NET ASSETS:
Paid in capital	$423,614
Accumulated undistributed (distributions in excess of) net investment income	52
Accumulated net realized gains (losses)	(47)
Net unrealized appreciation (depreciation)	3,884

Total Net Assets	$427,503

Net Assets:
Class A	$28,242
Class C	284
Class R2	53
Class R5	53
Class R6	51,944
Select Class	346,927

Total	$427,503

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	2,731
Class C	28
Class R2	5
Class R5	5
Class R6	5,022
Select Class	33,548

Net Asset Value:
Class A — Redemption price per share	$10.34
Class C — Offering price per share (a)	10.34
Class R2 — Offering and redemption price per share	10.35
Class R5 — Offering and redemption price per share	10.37
Class R6 — Offering and redemption price per share	10.34
Select Class — Offering and redemption price per share	10.34
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.74

Cost of investments in non-affiliates	$387,085
Cost of investments in affiliates	30,415

(a)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	15

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED FEBRUARY 28, 2011

(Amounts in thousands)

	Inflation Managed Bond Fund (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$2,918
Dividend income from affiliates	10

Total investment income	2,928

EXPENSES:
Investment advisory fees	399
Administration fees	104
Distribution fees:
Class A	5
Class C	1
Class R2	—	(b)
Shareholder servicing fees:
Class A	5
Class C	—	(b)
Class R2	—	(b)
Class R5	2
Select Class	250
Custodian and accounting fees	44
Collateral management fees	6
Professional fees	276
Trustees’ and Chief Compliance Officer’s fees	1
Printing and mailing costs	50
Registration and filing fees	154
Transfer agent fees	8
Other	6

Total expenses	1,311

Less amounts waived	(405)
Less earnings credits	—	(b)
Less expense reimbursements	(237)

Net expenses	669

Net investment income (loss)	2,259

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	845
Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(744)
Swaps	4,628

Change in net unrealized appreciation (depreciation)	3,884

Net realized/unrealized gains (losses)	4,729

Change in net assets resulting from operations	$6,988

(a)	Commencement of operations was March 31, 2010.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED

(Amounts in thousands)

Inflation Managed Bond Fund
Period Ended 2/28/2011 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,259
Net realized gain (loss)	845
Change in net unrealized appreciation (depreciation)	3,884

Change in net assets resulting from operations	6,988

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(45)
From net realized gains	(1)
Class C
From net investment income	(1)
From net realized gains	(1)
Class R2
From net investment income	(1)
From net realized gains	— (b)
Class R5
From net investment income	(47)
From net realized gains	(127)
Class R6 (c)
From net investment income	(180)
From net realized gains	— (b)
Select Class
From net investment income	(1,939)
From net realized gains	(757)

Total distributions to shareholders	(3,099)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	423,614

NET ASSETS:
Change in net assets	427,503
Beginning of period	—

End of period	$427,503

Accumulated undistributed (distributions in excess of) net investment income	$52

(a)	Commencement of operations was March 31, 2010.
(b)	Amount rounds to less than $1,000.
(c)	Commencement of offering of class of shares effective November 30, 2010.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	17

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED (continued)

(Amounts in thousands)

	Inflation Managed Bond Fund
	Period Ended 2/28/2011 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$28,146
Dividends and distributions reinvested	30
Cost of shares redeemed	(168)

Change in net assets from Class A capital transactions	$28,008

Class C
Proceeds from shares issued	$358
Dividends and distributions reinvested	2
Cost of shares redeemed	(77)

Change in net assets from Class C capital transactions	$283

Class R2
Proceeds from shares issued	$50
Dividends and distributions reinvested	1

Change in net assets from Class R2 capital transactions	$51

Class R5
Proceeds from shares issued	$38,487
Dividends and distributions reinvested	174
Cost of shares redeemed	(38,197	)(b)

Change in net assets from Class R5 capital transactions	$464

Class R6 (c)
Proceeds from shares issued	$52,301	(b)
Dividends and distributions reinvested	180
Cost of shares redeemed	(1,114)

Change in net assets from Class R6 capital transactions	$51,367

Select Class
Proceeds from shares issued	$359,069
Dividends and distributions reinvested	1,617
Cost of shares redeemed	(17,245)

Change in net assets from Select Class capital transactions	$343,441

Total change in net assets from capital transactions	$423,614

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

	Inflation Managed Bond Fund
	Period Ended 2/28/2011 (a)
SHARE TRANSACTIONS:
Class A
Issued	2,745
Reinvested	3
Redeemed	(17)

Change in Class A Shares	2,731

Class C
Issued	35
Reinvested	—	(d)
Redeemed	(7)

Change in Class C Shares	28

Class R2
Issued	5
Reinvested	—	(d)

Change in Class R2 Shares	5

Class R5
Issued	3,725
Reinvested	17
Redeemed	(3,737	)(b)

Change in Class R5 Shares	5

Class R6 (c)
Issued	5,111	(b)
Reinvested	18
Redeemed	(107)

Change in Class R6 Shares	5,022

Select Class
Issued	35,068
Reinvested	158
Redeemed	(1,678)

Change in Select Class Shares	33,548

(a)	Commencement of operations was March 31, 2010.
(b)	On December 23, 2010, certain affiliated shareholders of the Fund exchanged approximately 3,737,000 Class R5 Shares for 3,737,000 Class R6 Shares. This exchange amounted to approximately $38,189,000.
(c)	Commencement of offering of class of shares effective November 30, 2010.
(d)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	19

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Inflation Managed Bond Fund
Class A
March 31, 2010 (e) through February 28, 2011	$10.00	$0.15	(f)	$0.41	$0.56	$(0.16)	$(0.06)	$(0.22)

Class C
March 31, 2010 (e) through February 28, 2011	10.00	0.11	(f)	0.39	0.50	(0.10)	(0.06)	(0.16)

Class R2
March 31, 2010 (e) through February 28, 2011	10.00	0.15	(f)	0.39	0.54	(0.13)	(0.06)	(0.19)

Class R5
March 31, 2010 (e) through February 28, 2011	10.00	0.24	(f)	0.34	0.58	(0.15)	(0.06)	(0.21)

Class R6
November 30, 2010 (e) through February 28, 2011	10.39	0.04	(f)	0.01	0.05	(0.04)	(0.06)	(0.10)

Select Class
March 31, 2010 (e) through February 28, 2011	10.00	0.19	(f)	0.38	0.57	(0.17)	(0.06)	(0.23)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Commencement of offering of class of shares.
(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
		Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.34	5.62%	$28,242	0.73%	1.60%	1.24%	69%

10.34	5.01	284	1.39	1.17	2.78	69

10.35	5.40	53	1.00	1.54	3.66	69

10.37	5.85	53	0.55	2.46	0.72	69

10.34	0.49	51,944	0.49	1.99	0.57	69

10.34	5.70	346,927	0.59	1.97	1.18	69

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Inflation Managed Bond Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified

The Fund commenced operations on March 31, 2010. Prior to April 30, 2010, Class A, Class C, Class R5 and Select Class Shares were not publicly offered for investment. Class R6 commenced operations on November 30, 2010.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Class R2, Class R5, Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$30,415	$386,341	$—	$416,756

Total Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$4,628	$—	$4,628

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended February 28, 2011.

B. Swaps — The Fund uses inflation-linked swaps to provide inflation protection within its portfolio. These transactions are negotiated contracts between the Fund and a counterparty to exchange cash flows at specified, future intervals. The table below discloses the volume of the Funds’ derivatives activities during the period ended February 28, 2011 (amounts in thousands):

Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance — Pays Fixed Rate	$104,100	*
Ending Notional Balance — Pays Fixed Rate	327,000

*	Average for the period May 31, 2010 through February 28, 2011.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

The value of a swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund (See Note 3.F) and is reported on the Statement of Assets and Liabilities as Investments in affiliates-restricted. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMCB, which provides collateral management services to the Fund (See Note 3.G). These amounts are not reflected on the Fund’s Statement of Assets and Liabilities and are disclosed in the table below.

The Fund’s swap contracts at net value and collateral posted or received by counterparty as of February 28, 2011 is as follows (amounts in thousands):

Counterparty	Value of Swap Contracts	Collateral received
BNP Paribas	$1,216	$(1,225)
Citibank, N.A.	1,806	(1,590)
Royal Bank of Scotland	1,108	(1,260)

C. Offering and Organization Costs — Offering costs (Registration and filing fees) paid in connection with the offering of shares of the Fund are amortized on a straight line basis up to 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund were recorded as an expense at the time it commenced operations and are included as part of Professional fees on the Statement of Operations.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

Purchases of when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Fund’s policy to reserve assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

E. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to the fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

F. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

G. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

Paid-in-Capital		Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
$—	(a)	$6	$(6)

(a)	Amount rounds to less than $1,000.

The reclassifications for the Fund relate primarily to distribution reclassifications.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual fee rate of 0.35% of the Fund’s average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the period ended February 28, 2011, the annualized effective rate was 0.09% of the Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C	Class R2
0.25%	0.75%	0.50%

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the period ended February 28, 2011, the Distributor retained the following amounts (in thousands):.

	Front-End Sales Charge	CDSC
Inflation Managed Bond Fund	$1	$—	(a)

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets of Class A, Class C, Class R2 and Select Class Shares and 0.05% of the average daily net assets of Class R5 shares.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Class R6	Select Class
0.75%	1.40%	1.00%	0.55%	0.50%	0.60%

The contractual expense limitation agreement was in effect for the period ended February 28, 2011. The contractual expense limitation percentages in the table above are in place until at least June 30, 2011 for Class A, Class C, Class R2, Class R5 and Select Class. The contractual expense limitation agreement is in place until at least November 30, 2011 for Class R6.

For the period ended February 28, 2011, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expects the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers				Contractual Reimbursements
Investment Advisory	Administration	Shareholder Servicing	Total
$178	$61	$155	$394	$237

Additionally, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fee charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in the money market funds for the period ended February 28, 2011 was approximately $11,000.

G. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Collateral Management fees on the Statement of Operations.

H. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the period ended February 28, 2011, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party broker/dealers. For the period ended February 28, 2011, the Fund did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the period ended February 28, 2011, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$474,251	$86,570

During the period ended February 28, 2011, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2011, were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$417,504	$1,348	$2,096	$(748)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended February 28, 2011 was as follows (amounts in thousands):

Ordinary Income	Total Distributions Paid
$3,099	$3,099

At February 28, 2011, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

Current Distributable Ordinary Income	Unrealized Appreciation (Depreciation)
$256	$3,880

The cumulative timing differences primarily consist of distributions payable and post-October loss deferrals.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended February 28, 2011, the Fund deferred to March 1, 2011 post-October capital losses of approximately $43,000.

6. Borrowings

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility at February 28, 2011, or at any time during the period then ended.

Interest expense paid, if any, as a result of borrowings from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The J.P. Morgan Investor Funds and the JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own 19.36% and 10.20% respectively, in the aggregate, of the net assets of the Fund.

Significant shareholder transactions, if any, may impact the Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund such as swap contracts.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association Master Agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, typically contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparties (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse impact on the Fund. The ISDA agreements with certain counterparties allow the Fund and counterparty to offset certain derivative instruments’ payables or receivables with collateral posted to a segregated custody account as described in Note 2.B.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan Inflation Managed Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Inflation Managed Bond Fund (hereafter referred to as the “Fund”) at February 28, 2011, and the results of its operations, the changes in its net assets and the financial highlights for the period March 31, 2010 (commencement of operations) through February 28, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2011

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000-2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	148	None.

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	148	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor, City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).	148	Director, New Plan Excel (NXL) (1999-2005); Director, National Financial Partners (NFP) (2003-2005); Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	148	None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	148	Director, Center for Communication, Hearing, and Deafness (1990-present).

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	148	Trustee, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	148	Director, Radio Shack Corp. (1987-2008); Trustee, Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	148	Trustee, American University in Cairo (1999-present); Trustee, Carleton College (2002-2010).

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage J.P. Morgan Funds since 1987.	Chairman, Joe Pietryka, Inc. (formerly Lumelite Corporation) (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer, Lumelite Corporation (1985-2002).	148	Trustee, Morgan Stanley Funds (105 portfolios) (1992-present).

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	29

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees (continued)

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	148	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	148	None.
Interested Trustees

Frankie D. Hughes** (1952), Trustee of Trust since 2008.	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	148	Trustee, The Victory Portfolios (2000-2008).

Leonard M. Spalding, Jr.*** (1935); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989-1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990-1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990-1998).	148	Director, Glenview Trust Company, LLC (2001-present); Trustee, St. Catharine College (1998-present); Trustee, Bellarmine University (2000-present); Director, Springfield-Washington County Economic Development Authority (1997-present); Trustee, Catholic Education Foundation
			(2005-present).

(1)	Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined Messrs. Reid and Spalding should continue to serve until December 31, 2012.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (148 funds).

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment advisor, is a wholly-owned subsidiary of JPMorgan Chase & Co. Three other members of the Board of Trustees of Northwestern University are executive officers of registered investment advisors (not affiliated with JPMorgan) that are under common control with subadvisors to certain J.P. Morgan Funds.

**	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

***	Mr. Spalding is treated as an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Patricia A. Maleski (1960), President and Principal Executive Officer (2010)

Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled Vehicles since 2010; previously, Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)

Assistant Treasurer of the Trusts from 2009 to 2010; Executive Director, JPMorgan Funds Management, Inc. from February 2011; Vice President, JPMorgan Funds Management, Inc. from December 2008 to February 2011; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008, and Vice President of Credit Suisse, in the audit area from 1999 through 2005.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for privacy, personal trading and Code of Ethics compliance since 2004. Mr. Gulinello has been with JPMorgan Chase & Co. since 1972.

Michael J. Tansley (1964), Controller (2008)	Vice President, JPMorgan Funds Management, Inc. since July 2008; prior to joining JPMorgan Chase,
Mr. Tansley worked for General Electric, as Global eFinance Leader in GE Money from 2004 through 2008 and Vice President and Controller of GE Asset Management from 1998.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011; Associate, Willkie Farr & Gallagher LLP (law firm) from 2002 to 2005.

Gregory S. Samuels (1980) Assistant Secretary (2010)	Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Brian L. Duncan (1965), Assistant Treasurer (2008)*	Vice President, JPMorgan Funds Management, Inc. since June 2007; prior to joining JPMorgan Chase, Mr. Duncan worked for Penn Treaty American Corporation as Vice President and Controller from 2004 through 2007 and Assistant Vice President of Financial Reporting from 2003-2004.

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.

Laura S. Melman (1966), Assistant Treasurer (2006)

Executive Director, JPMorgan Funds Management, Inc. since February 2011, responsible for Taxation; Vice President, JPMorgan Funds Management, Inc. from August, 2006 to February 2011, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.

Francesco Tango (1971), Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	31

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2010, and continued to hold your shares at the end of the reporting period, February 28, 2011.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2010	Ending Account Value, February 28, 2011	Expenses Paid During, September 1, 2010 to February 28, 2011*	Annualized Expense Ratio
Inflation Managed Bond Fund
Class A
Actual	$1,000.00	$1,024.20	$3.66	0.73%
Hypothetical	1,000.00	1,021.17	3.66	0.73
Class C
Actual	1,000.00	1,021.00	6.97	1.39
Hypothetical	1,000.00	1,017.90	6.95	1.39
Class R2
Actual	1,000.00	1,023.10	4.97	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99
Class R5
Actual	1,000.00	1,025.50	2.76	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55
Class R6
Actual**	1,000.00	1,004.90	1.21	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
Select Class
Actual	1,000.00	1,024.40	2.96	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 90/365 to reflect the period since commencement of operations. Commencement of operations was November 30, 2010

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2011 All rights reserved. February 2011.

AN-IMB-211

Annual Report

J.P. Morgan Money Market Funds

February 28, 2011

JPMorgan Current Yield Money Market Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 766-7722 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 21, 2011 (Unaudited)

Dear Shareholder:

For many investors, the old adage “What’s old is new again,” may be the best way to describe the current economic recovery. While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.

In the U.S., economic momentum and
growth appear to be accelerating, helped by pent-up consumer demand, improved balance sheets, and an extension of the Bush-era tax cuts. Additionally, this recovery has seen a sharp rebound in corporate profits. Investors responded enthusiastically to these developments, sending stock markets on an impressive rally, and leading to double-digit gains in 2010.

 “While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.”

On the other hand, heightened tensions in the Middle
East and renewed concerns about European debt resulted in an increase in market volatility, while the devastating earthquake and tsunami in Japan and the uncertain aftermath is likely to have lingering macroeconomic and market implications.

While positive tailwinds may continue to fuel economic growth, we remain concerned about the scope and potential impact of political unrest and other crises on global markets and economies.

U.S. Treasuries experience broad gains

Investors have continued to focus their investments on fixed income securities, particularly mortgage, investment grade corporate and high yield areas of the market. However, the heightened publicity surrounding the fiscal woes of state and local governments, and the expiration of the Build America Bond Program led many investors away from municipal bonds, which contributed to an increase in market volatility.

The Barclays Capital High Yield Index returned 17.5%, while the Barclays Capital U.S. Aggregate Bond Index returned 4.9%, and the
Barclays Capital Emerging Markets Index returned 11.3% for the 12-month period ended February 28, 2011. The Barclays Capital Municipal Index returned 1.7% for the same period.

A late year U.S. stock market rally did little to reverse broad gains experienced by U.S. Treasuries in 2010. Stock market volatility, rising oil prices, and concerns about unrest in the

Middle East generally led to higher prices and lower yields for U.S. Treasuries and other safe haven investments. As of the end of the 12-month period ended February 28, 2011, the yield on the 10-year U.S. Treasury bond declined from 3.6% to 3.4%. Yields on the 30-year U.S. Treasury bond dropped slightly, from 4.6% to 4.5%, while yields on the 2-year U.S. Treasury bond dipped from 0.8% to 0.7% as of the end of the annual reporting period.

Improved economic outlook fuels equity rally

Stocks were supported by improved economic expectations and job growth, as well as the combination of the Federal Reserve’s launch of quantitative easing (QE2) and Congress’ extension of the
Bush-era tax cuts. As of the 12-month reporting period ended February 28, 2011, the S&P 500 Index had reached a level of 1,327, an increase of 22.6% from 12 months prior.

Recently, however, risky assets have become more volatile as investors grew concerned about how the disaster in Japan, rising oil prices, and Middle East turmoil will impact the global recovery.

Rely on diversification to prepare for geopolitical risks

While the global economic recovery has demonstrated resiliency, the world is witnessing ongoing turmoil in the Middle East and uncertainty surrounding the fallout from the tragedy in Japan. Additionally, we continue to experience concerns about European sovereign debt.

This environment reminds us of the importance of preparing portfolios for shocks that could not only potentially derail the economic recovery, but also our investment goals. As “uncertainty” is often the only certainty, it makes sense for investors to prepare by maintaining a diversified approach to investing within the context of a balanced portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-766-7722.

Sincerely yours,

George C.W. Gatch

CEO-Investment Management Americas

J.P. Morgan Asset
Management

FEBRUARY 28, 2011

J.P. MORGAN MONEY MARKET FUNDS

1

JPMorgan Current Yield Money Market Fund

FUND FACTS

FOR THE PERIOD SEPTEMBER 30, 2010
(FUND INCEPTION DATE) THROUGH FEBRUARY 28, 2011 (Unaudited)

Objective

Seeks to provide current income while maintaining liquidity and providing stability of principal

Primary Investments

Repurchase agreements, commercial paper, debt securities issued or guaranteed by U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, as well as securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Suggested investment time frame

Short-term

Share classes offered

Institutional Class and Capital Shares

Net Assets as of 2/28/2011

$10.0 Million

Weighted Average Maturity^

2 days

Weighted Average Life^^.

2 days

S&P rating* (a)

AAAm

The S&P ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share.

(a)
Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.

MATURITY SCHEDULE**^

1 day

61.8
%

2–7 days

38.2

7-DAY SEC YIELD (1)

Institutional Class Shares

0.03
%

Capital Shares

0.06

The performance quoted is past
performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*
This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

**
Percentages indicated are based upon total investments as of February 28, 2011.

(1)
The yields for Institutional Class Shares and Capital Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (4.06)% and (4.01)% for Institutional Class Shares and Capital Shares, respectively.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Current Yield Money Market Fund is available upon request.

Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2

J.P. MORGAN MONEY MARKET FUNDS

FEBRUARY 28, 2011

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF
FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION (t)

VALUE($)

Certificates of Deposit — 8.5%

425

Bank of Montreal, 0.190%, 03/04/11

425

425

Swedbank AB, 0.190%, 03/03/11

425

Total Certificates of Deposit (Cost $850)

850

Commercial Paper — 4.3% (n)

425

Erste Finance Delaware LLC, 0.250%, 03/03/11 (e) (Cost $425)

425

Repurchase Agreements — 57.5%

2,000

  Barclays Capital, Inc., 0.200%, dated 02/28/11, due 03/01/11, repurchase price $2,000, collateralized by U.S. Government Agency
Securities with a value of $2,060

2,000

2,000

  Citigroup, Inc., 0.180%, dated 02/28/11, due 03/01/11, repurchase price $2,000, collateralized by U.S. Treasury Securities with a value of $2,040

2,000

1,756

  RBS Securities, Inc., 0.180%, dated 02/28/11, due 03/01/11, repurchase price $1,756, collateralized by U.S. Treasury Securities with a value of $1,793

1,756

Total Repurchase Agreements (Cost $5,756)

5,756

Time Deposits — 29.7%

425

Barclays Capital, Inc., 0.150%, 03/04/11 (m)

425

425

BNP Paribas, 0.170%, 03/04/11

425

425

Citibank N.A., 0.180%, 03/03/11

425

425

Credit Agricole S.A., 0.160%, 03/03/11

425

425

Rabobank London, 0.130%, 03/04/11

425

425

Royal Bank of Canada, 0.200%, 03/01/11

425

425

Societe Generale, 0.200%, 03/03/11

425

Total Time Deposits (Cost $2,975)

2,975

  Total Investments — 100.0% (Cost $10,006)
*

10,006

Liabilities in Excess of Other Assets — 0.0% (g)

(2
)

NET ASSETS — 100.0%

$
10,004

Percentages
indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)

— Amount rounds to less than 0.01%.

(m)

  —  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities and delayed delivery securities.

(n)

— The rate shown is the effective yield at the date of purchase.

(t)

— The date shown represents the earliest of the next demand date or final maturity date.

*

— The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2011

J.P. MORGAN MONEY MARKET FUNDS

3

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2011

(Amounts in thousands, except
per share amounts)

Current Yield Money Market Fund

ASSETS:

Investments in non-affiliates, at value

$
10,006

Receivables:

Interest and dividends

—
(a)

Due from Advisor

30

Prepaid expenses and other assets

18

Total Assets

10,054

LIABILITIES:

Payables:

Dividends

—
(a)

Accrued liabilities:

Shareholder servicing fees

—
(a)

Custodian and accounting fees

10

Trustees’ and Chief Compliance Officer's fees

—
(a)

Audit fees

39

Other

1

Total Liabilities

50

Net Assets

$
10,004

NET ASSETS:

Paid in capital

$
10,004

Total Net Assets

$
10,004

Net Assets:

Capital

$
9,504

Institutional Class

500

Total

$
10,004

  Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):

Capital

9,504

Institutional Class

500

Net asset value offering and redemption price per share (all classes)

$
1.00

Institutional Class — Offering and redemption price per share

1.00

Cost of investments in non-affiliates

$
10,006

(a)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

4

J.P. MORGAN MONEY MARKET FUNDS

FEBRUARY 28, 2011

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED FEBRUARY 28, 2011 (a)

(Amounts in thousands)

Current Yield Money Market Fund

INVESTMENT INCOME:

Interest income from non-affiliates

$
8

EXPENSES:

Investment advisory fees

3

Administration fees

3

Shareholder servicing fees:

Capital

2

Institutional Class

—
(b)

Custodian and accounting fees

10

Professional fees

81

Trustees’ and Chief Compliance Officer’s fees

1

Printing and mailing costs

14

Registration and filing fees

20

Transfer agent fees

2

Other

9

Total expenses

145

Less amounts waived

(8
)

Less earnings credits

—
(b)

Less expense reimbursements

(133
)

Net expenses

4

Net investment income (loss)

4

Change in net assets resulting from operations

$
4

(a)
Commencement of operations was September 30, 2010.

(b)
Amount Rounds to less than $1,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011

J.P. MORGAN MONEY MARKET FUNDS

5

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED

(Amounts in thousands)

Current Yield Money Market Fund

Period Ended 2/28/2011 (a)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)

$
4

Change in net assets resulting from operations

4

DISTRIBUTIONS TO SHAREHOLDERS:

Capital

From net investment income

(4
)

Institutional Class

From net investment income

—
(b)

Total distributions to shareholders

(4
)

CAPITAL TRANSACTIONS:

Change in net assets from capital transactions

10,004

NET ASSETS:

Change in net assets

10,004

Beginning of period

—

End of period

$
10,004

(a)
Commencement of operations was on September 30, 2010.

(b)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

6

J.P. MORGAN MONEY MARKET FUNDS

FEBRUARY 28, 2011

Current Yield Money Market Fund

Period Ended 2/28/2011 (a)

CAPITAL TRANSACTIONS:

Capital

Proceeds from shares issued

$
9,500

Dividends and distributions reinvested

4

Change in net assets from Capital capital transactions

$
9,504

Institutional Class

Proceeds from shares issued

$
500

Dividends and distributions reinvested

—
(b)

Change in net assets from Institutional Class capital transactions

$
500

Total change in net assets from capital transactions

$
10,004

SHARE TRANSACTIONS:

Capital

Issued

9,500

Reinvested

4

Change in Capital Shares

9,504

Institutional Class

Issued

500

Reinvested

—
(b)

Change in Institutional Class Shares

500

(a)
Commencement of operations was on September 30, 2010.

(b)
Amount rounds to less than 1,000 (Shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011

J.P. MORGAN MONEY MARKET FUNDS

7

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

Per share operating performance

Investment operations

Distributions

Net asset value, beginning of period

Net investment income (loss)

Total from investment operations

Net investment income

Current Yield Money Market Fund

Capital

September 30, 2010 (e) through February 28, 2011

$
1.00

$
—
(f)

$
—
(f)

$
—
(f)

Institutional Class

September 30, 2010 (e) through February 28, 2011

1.00

—
(f)

—
(f)

—
(f)

(a)
Annualized for periods less than one year.

(b)
Not annualized for periods less than one year.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)
Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)
Commencement of offering of class of shares.

(f)
Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

8

J.P. MORGAN MONEY MARKET FUNDS

FEBRUARY 28, 2011

Ratios/Supplemental data

Ratios to average net assets (a)

Net asset value, end of period

Total return (b)(c)

Net assets, end of period (000’s)

Net expenses (d)

Net investment income (loss)

Expenses without waivers, reimbursements and earnings credits

$
1.00

0.04
%

$
9,504

0.10
%

0.09
%

2.39
%

1.00

0.03

500

0.13

0.06

2.42

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011

J.P. MORGAN MONEY MARKET FUNDS

9

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes Offered

Diversified/Non-Diversified

Current Yield Money Market Fund

Capital and Institutional Class

Diversified

All classes of shares have equal rights as to
earnings, assets and voting privileges except that each class may bear different shareholder servicing fees and each class has exclusive voting rights with respect to its shareholder servicing agreements.

The Fund commenced operations on September 30, 2010.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — The Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940
Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share of the Fund. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•

Level 1 — quoted prices in active markets for identical securities

•

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Level 1 Quoted prices

Level 2 Other significant observable inputs

  Level 3
Significant unobservable inputs

Total

Total Investments in Securities #

$
—

$
10,006

$
—

$
10,006

#
All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended
February 28, 2011.

B. Repurchase Agreements — The Fund may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the
Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

C. Offering and Organization Costs — Offering costs (Registration and filing fees) paid in connection with the offering of shares of the Fund are amortized on a straight line basis up to 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund were recorded as an expense at the time it commenced operations and are included as part of
Professional fees and Registration and filing fees on the Statement of Operations.

D. Security Transactions and Investment Income —
Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts.

10

J.P. MORGAN MONEY MARKET FUNDS

FEBRUARY 28, 2011

E. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as shareholder servicing fees.

F.
Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, are subject to examination by the Internal Revenue
Service.

G. Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of
America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (“JPMIM” or the
“Advisor”), acts as the investment advisor to the Fund. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Fund’s respective average daily net assets at an annual fee rate of 0.08%.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the period ended February 28, 2011, the annualized effective rate was 0.07% of the Fund’s average daily net assets.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the
Fund’s Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

The Administrator waived Administration fees as outlined in Note 3.E.

C. Shareholder Servicing Fees
— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Capital

Institutional Class

0.05
%

0.10
%

The Distributor has entered into shareholder
services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note
3.E.

D. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

FEBRUARY 28, 2011

J.P. MORGAN MONEY MARKET FUNDS

11

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

E. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses
(excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Capital

Institutional Class

0.18
%

0.21
%

The contractual expense limitation agreement was
in effect for the period ended February 28, 2011. The contractual expense limitation percentages in the table above are in place until at least September 30, 2011. In addition, the Fund’s service providers have voluntarily waived fees during the period ended February 28, 2011. However, the Fund’s service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the period ended February 28, 2011, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expects the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers

Investment Advisory

Administration

Shareholder Servicing

Total

Contractual Reimbursements

$
3

$
1

$
2

$
6

$
133

Voluntary Waivers

Administration

Total

$
2

$
2

Additionally, the Fund may invest in one or
more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and the Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the reimbursement is voluntary.

For the period ended
February 28, 2011, the Fund did not invest in any money market funds.

F. Other — Certain officers of the Trust are affiliated
with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance
Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the period ended February 28, 2011, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party broker/dealers. For the period ended
February 28, 2011, the Fund did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and
Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Federal Income Tax Matters

The tax character of distributions paid during the period ended February 28, 2011 was as follows (amounts in thousands):

Total Distributions Paid From:

Ordinary Income

Total Distributions Paid

$
4

$
4

12

J.P. MORGAN MONEY MARKET FUNDS

FEBRUARY 28, 2011

At February 28, 2011, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

Current Distributable Ordinary Income

Current Distributable Long Term Capital Gain or (Tax Basis Capital Loss
Carryover)

Current Distributable Tax-Exempt Income

$
—
(a)

$
—

$
—

(a)
Amount rounds to less than $1,000.

The cumulative
timing differences primarily consist of trustee deferred compensation.

5. Borrowings

The Fund relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility
(“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a
financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Fund had no
borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2011, or at any time during the period then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund’s shares are currently held by the Fund’s investment advisor. The Fund’s investment advisor or an affiliate may from time to time exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Fund’s outstanding shares. Investment activities on behalf of these shareholders could impact the Fund.

Significant shareholder transactions, if any, may impact the Fund’s performance.

The profitability
of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

FEBRUARY 28, 2011

J.P. MORGAN MONEY MARKET FUNDS

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan
Current Yield Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Current Yield Money Market Fund (hereafter referred to as the "Fund") at February 28, 2011, the results of its operations, the changes in its net assets and the financial highlights for the period September 30, 2010 (commencement of operations) through February 28, 2011 , in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28,
2011 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2011

14

J.P. MORGAN MONEY MARKET FUNDS

FEBRUARY 28, 2011

TRUSTEES

(Unaudited)

The
Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-766-7722 or on the J.P. Morgan Funds’ website at
www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)

Principal Occupations During Past 5 Years

Number of Portfolios in Fund Complex Overseen by Trustee (2)

Other Directorships Held Outside Fund Complex

Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1987.

Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000-2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).

148

None.

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.

Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).

148

Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.

Chancellor, City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).

148

Director, New Plan Excel (NXL) (1999-2005); Director, National Financial Partners (NFP) (2003-2005); Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City
(2002-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.

Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).

148

None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.

Self-employed business consultant (2002-present).

148

Director, Center for Communication, Hearing, and Deafness (1990-present).

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.

Vice President of Administration and Planning, Northwestern University (1985-present).

148

Trustee, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.

Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).

148

Director, Radio Shack Corp. (1987-2008); Trustee, Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.

Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).

148

Trustee, American University in Cairo (1999-present); Trustee, Carleton College (2002-2010).

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage J.P. Morgan Funds since 1987.

Chairman, Joe Pietryka, Inc. (formerly Lumelite Corporation) (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer, Lumelite Corporation
(1985-2002).

148

Trustee, Morgan Stanley Funds (105 portfolios) (1992-present).

FEBRUARY 28, 2011

J.P. MORGAN MONEY MARKET FUNDS

15

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Fund (1)

Principal Occupations During Past 5 Years

  Number of Portfolios in Fund
 Complex Overseen   by Trustee
(2)

Other Directorships Held Outside Fund Complex

Independent Trustees (continued)

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.

Consultant (2000-present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments,
Eli Lilly and Company (pharmaceuticals) (1988-1999).

148

Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.

Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).

148

None.

Interested Trustees

Frankie D. Hughes** (1952), Trustee of Trust since 2008.

Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).

148

Trustee, The Victory Portfolios (2000-2008).

Leonard M. Spalding, Jr.*** (1935); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1998.

Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989-1998); President and Chief Executive Officer, Vista Capital Management (investment management)
(1990-1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990-1998).

148

Director, Glenview Trust Company, LLC (2001-present); Trustee, St. Catharine College (1998-present); Trustee, Bellarmine University (2000-present); Director, Springfield-Washington
County Economic Development Authority (1997-present); Trustee, Catholic Education Foundation
(2005-present).

(1)
Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined
Messrs. Reid and Spalding should continue to serve until December 31, 2012.

(2)
A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (148 funds).

*
Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate
Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment advisor, is a wholly-owned subsidiary of
JPMorgan Chase & Co. Three other members of the Board of Trustees of Northwestern University are executive officers of registered investment advisors (not affiliated with JPMorgan) that are under common control with subadvisors to certain J.P. Morgan Funds.

**
Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

***
Mr. Spalding is treated as an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

16

J.P. MORGAN MONEY MARKET FUNDS

FEBRUARY 28, 2011

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)

Principal Occupations During Past 5 Years

Patricia A. Maleski (1960), President and Principal Executive Officer (2010)

Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled
Vehicles since 2010; previously, Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase &
Co. since 2001.

Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)

Assistant Treasurer of the Trusts from 2009 to 2010; Executive Director, JPMorgan Funds Management, Inc. from February 2011; Vice President, JPMorgan Funds Management, Inc. from
December 2008 to February 2011; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008, and Vice President of Credit Suisse, in the audit area from 1999 through 2005.

Frank J. Nasta (1964), Secretary (2008)

Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman &
Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)

Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co.
since 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)

Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for privacy, personal trading and Code of Ethics compliance since 2004. Mr. Gulinello has been with JPMorgan Chase & Co. since 1972.

Michael J. Tansley (1964), Controller (2008)

Vice President, JPMorgan Funds Management, Inc. since July 2008; prior to joining JPMorgan Chase,
Mr. Tansley worked for General Electric, as Global eFinance Leader in GE Money from
2004 through 2008 and Vice President and Controller of GE Asset Management from 1998.

  Elizabeth A. Davin (1964),   Assistant
Secretary (2005)*

Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and
Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One
Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)

Executive Director and Assistant General Counsel, JPMorgan chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February
2011; Associate, Willkie Farr & Gallagher LLP (law firm) from 2002 to 2005.

Gregory S. Samuels (1980) Assistant Secretary (2010)

Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Brian L. Duncan (1965), Assistant Treasurer (2008)*

Vice President, JPMorgan Funds Management, Inc. since June 2007; prior to joining JPMorgan Chase, Mr. Duncan worked for Penn Treaty American Corporation as Vice President and
Controller from 2004 through 2007 and Assistant Vice President of Financial Reporting from 2003-2004.

Jeffrey D. House (1972), Assistant Treasurer (2006)*

Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July
2006.

Laura S. Melman (1966), Assistant Treasurer (2006)

Executive Director, JPMorgan Funds Management, Inc. since February 2011, responsible for Taxation; Vice President, JPMorgan Funds Management, Inc. from August, 2006 to February 2011, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.

Francesco Tango (1971), Assistant Treasurer (2007)

Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the
officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*
The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2011

J.P. MORGAN MONEY MARKET FUNDS

17

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period,
September 1, 2010, and continued to hold your shares at the end of the reporting period, February 28, 2011.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Beginning Account Value, September 1, 2010

Ending Account Value, February 28, 2011

Expenses Paid During, September 30, 2010 to February 28,
2011

Annualized Expense Ratio

Capital

Actual*

$
1,000.00

$
1,000.40

$
0.41

0.10
%

Hypothetical**

1,000.00

1,026.98

0.56

0.10

Institutional Class

Actual*

1,000.00

1,000.30

0.54

0.13

Hypothetical**

1,000.00

1,026.82

0.73

0.13

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 151/365 (to reflect the actual period).

**
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

18

J.P. MORGAN MONEY MARKET FUNDS

FEBRUARY 28, 2011

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet as needed for the specific purpose of considering approvals of initial advisory agreements for new funds. At their June 2010 in person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for the Current Yield Money
Market Fund (the “Fund”).

In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Advisor and received oral presentations from Advisor personnel. Prior to voting, the Trustees reviewed the proposed approval of the New Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in an executive session with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Advisor from the Fund under the New Advisory Agreement was fair and reasonable and that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below
were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with this approval item, as well as other relevant information furnished throughout the year. The Trustees considered the background and experience of the Advisor’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio

management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the J.P. Morgan
Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the
J.P. Morgan Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based on these considerations and other factors, the
Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Advisor.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the J.P. Morgan Funds.

The Board considered
that the Advisor does not currently intend to use third-party soft dollar arrangements with respect to securities transactions it executes for the Fund.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, will earn fees from the Fund for providing administrative and shareholder services. The Trustees also considered the fees paid to
JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding certain

FEBRUARY 28, 2011

J.P. MORGAN MONEY MARKET FUNDS

19

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

funds-of-funds, as applicable, advised by the Advisor, and that the Fund would benefit from that breakpoint. With regard to the New Advisory Agreement, the Trustees found that, with the adoption of a voluntary fee waiver and contractual cap on total expenses, shareholders would benefit from expected economies of scale.

Investment
Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense
Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management

fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class by class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

20

J.P. MORGAN MONEY MARKET FUNDS

FEBRUARY 28, 2011

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the
Funds’ income and distributions for the taxable year ended February 28, 2011. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2011. The information necessary to complete your income tax returns for the calendar year ending December 31, 2011 will be received under separate cover.

Treasury Income

The percentage of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2011, was 4.91%.

Qualified Interest Income (QII)

The Fund designates approximately $3,632 of ordinary
distributions paid during the fiscal year that are from qualified interest income.

FEBRUARY 28, 2011

J.P. MORGAN MONEY MARKET FUNDS

21

Rev. January 2011

FACTS

WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal
information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we
do.

What?

The types of
personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and account balances

¡transaction history and account transactions

¡checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal
information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information

Does
J.P. Morgan Funds share?

Can you limit this sharing?

  For our everyday business purposes
— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

Yes

No

  For marketing purposes —
to offer our products and services to you

Yes

No

For joint marketing with other financial companies

No

We don’t share

  For our affiliates’ everyday business
purposes — information about your transactions and experiences

No

We don’t share

  For our affiliates’ everyday business
purposes — information about your creditworthiness

No

We don’t share

For nonaffiliates to market to you

No

We don’t share

Questions?

Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are

Who is providing this notice?

J.P. Morgan Funds

What we do

How does J.P. Morgan Funds protect my personal
information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.

  How does J.P.
Morgan   Funds collect my personal
information?

We collect your personal information, for
example, when you:

¡open an account or provide contact information

¡give us your account information or pay us by check

¡make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit
only

¡sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡affiliates from using your information to market to you

¡sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates

  Companies related by common ownership or
control. They can be financial and nonfinancial companies.       ¡J.P. Morgan Funds does not share
with our affiliates.

Nonaffiliates

  Companies not related by common ownership or
control. They can be financial and nonfinancial companies.       ¡J.P. Morgan Funds does not share
with nonaffiliates so they can market to you.

Joint Marketing

  A formal agreement between nonaffiliated
financial companies that together market financial products or services to you.       ¡J.P. Morgan Funds doesn’t
jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-766-7722 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings
for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-766-7722 or by visiting the J.P. Morgan
Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the
Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is
available without charge upon request by calling 1-800-766-7722 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2011 All rights reserved. February 2011.

AN-CYMMKT-211

Annual Report

J.P. Morgan Income Funds

February 28, 2011

JPMorgan Managed Income Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 766-7722 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 21, 2011 (Unaudited)

Dear Shareholder:

For many investors, the old adage “What’s old is new again,” may be the best way to describe the current economic recovery. While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.

In the U.S., economic momentum and
growth appear to be accelerating, helped by pent-up consumer demand, improved balance sheets, and an extension of the Bush-era tax cuts. Additionally, this recovery has seen a sharp rebound in corporate profits. Investors responded enthusiastically to these developments, sending stock markets on an impressive rally, and leading to double-digit gains in 2010.

 “While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.”

On the other hand, heightened tensions in the Middle
East and renewed concerns about European debt resulted in an increase in market volatility, while the devastating earthquake and tsunami in Japan and the uncertain aftermath is likely to have lingering macroeconomic and market implications.

While positive tailwinds may continue to fuel economic growth, we remain concerned about the scope and potential impact of political unrest and other crises on global markets and economies.

U.S. Treasuries experience broad gains

Investors have continued to focus their investments on fixed income securities, particularly mortgage, investment grade corporate and high yield areas of the market. However, the heightened publicity surrounding the fiscal woes of state and local governments, and the expiration of the Build America Bond Program led many investors away from municipal bonds, which contributed to an increase in market volatility.

The Barclays Capital High Yield Index returned 17.5%, while the Barclays Capital U.S. Aggregate Bond Index returned 4.9%, and the
Barclays Capital Emerging Markets Index returned 11.3% for the 12-month period ended February 28, 2011. The Barclays Capital Municipal Index returned 1.7% for the same period.

A late year U.S. stock market rally did little to reverse broad gains experienced by U.S. Treasuries in 2010. Stock market volatility, rising oil prices, and concerns about unrest in the
Middle East generally led to higher prices and lower yields for U.S. Treasuries and other safe haven investments. As of the end of the 12-month period ended February 28, 2011, the yield on the 10-year U.S. Treasury bond declined from 3.6% to 3.4%. Yields on the 30-year U.S. Treasury bond dropped slightly, from 4.6% to 4.5%, while yields on the 2-year U.S. Treasury bond dipped from 0.8% to 0.7% as of the end of the annual reporting period.

Improved economic outlook fuels equity rally

Stocks were supported by improved economic expectations and job growth, as well as the combination of the Federal Reserve’s launch of quantitative easing (QE2) and Congress’ extension of the Bush-era tax cuts. As of the 12-month reporting period ended February 28, 2011, the S&P 500 Index had reached a level of 1,327, an increase of 22.6% from 12 months prior.

Recently, however, risky assets have become more volatile as investors grew concerned about how the disaster in Japan, rising oil prices, and Middle East turmoil will impact the global recovery.

Rely on diversification to prepare for geopolitical risks

While the global economic recovery has demonstrated resiliency, the world is witnessing ongoing turmoil in the Middle East and uncertainty surrounding the fallout from the tragedy in Japan. Additionally, we continue to experience concerns about European sovereign debt.

This environment reminds us of the importance of preparing portfolios for shocks that could not only potentially derail the economic recovery, but also our investment goals. As “uncertainty” is often the only certainty, it makes sense for investors to prepare by maintaining a diversified approach to investing within the context of a balanced portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-766-7722.

Sincerely yours,

George C.W. Gatch

CEO-Investment Management Americas

J.P. Morgan Asset Management

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	1

JPMorgan Managed Income Fund

FUND COMMENTARY

FOR THE PERIOD SEPTEMBER 30, 2010 (FUND INCEPTION DATE) THROUGH FEBRUARY 28, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Shares)*	0.08%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.06%

Net Assets as of 2/28/2011 (In Thousands)	$213,994
Duration as of 2/28/2011	0.5 Years

INVESTMENT OBJECTIVE**

The JPMorgan Managed Income Fund (the “Fund”) seeks current income while seeking to maintain a low volatility of principal.

HOW DID THE MARKET PERFORM?

During the reporting period, interest rates were volatile on the short-term end of the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Yields for 2-year U.S. Treasuries began the reporting period at 0.42% and finished the reporting period at 0.69%, and saw wide swings during the reporting period. Meanwhile, the corporate sector continued to be supported by strong profits and improving balance sheets.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s portfolio managers sought opportunities for attractive fixed income investments with relatively short maturities, generally no longer than two years. Among these investments, the Fund’s U.S. corporate holdings performed well, specifically BBB rated corporate securities and investments in debt offerings in the telecommunications and banking sectors. Meanwhile, given the uncertainty surrounding the European debt crisis, the Fund took a conservative credit stance on issuances from European banks and missed the rally in these securities as investors’ appetite for risk appeared to increase during the reporting period.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund held a large percentage of its assets in short-term high grade instruments and invested the rest of its assets in debt offerings in various sectors. Among asset-backed securities, the Fund’s portfolio managers invested in auto loans and credit card receivables. Given the historically low levels of interest rates, the Fund allocated a portion of its assets to floating rate securities, which offer interest payments that reset periodically. The Fund’s portfolio managers also found attractive investment opportunities among 6 month to 1 year certificates of deposit. The Fund maintained a longer duration than the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index during the reporting period. During the reporting period, the Fund adopted a policy to concentrate its investments in the banking industry.

PORTFOLIO COMPOSITION***
Corporate Bonds	41.2%
Certificates of Deposit	14.4
Asset-Backed Securities	11.7
Repurchase Agreements	7.6
U.S. Government Agency Securities	6.1
Commercial Paper	5.7
U.S. Treasury Obligations	3.0
Municipal Bonds	1.1
Foreign Government Securities	0.2
Short-Term Investments	9.0

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 28, 2011. The Fund’s composition is subject to change.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Managed Income Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

JPMorgan Managed Income Fund

FUND COMMENTARY

FOR THE PERIOD SEPTEMBER 30, 2010 (FUND INCEPTION DATE) THROUGH FEBRUARY 28, 2011 (Unaudited) (continued)

TOTAL RETURNS AS OF FEBRUARY 28, 2011

	INCEPTION DATE OF CLASS	SINCE INCEPTION
INSTITUTIONAL CLASS SHARES	9/30/10	0.08%
SELECT CLASS SHARES	9/30/10	0.00

LIFE OF FUND PERFORMANCE (9/30/10 TO 2/28/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-766-7722

The Fund commenced operations on September 30, 2010.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Managed Income Fund and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index from September 30, 2010 to February 28, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The BofA Merrill Lynch

3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	3

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — 46.4%
	Asset-Backed Securities — 8.6%
300	Ally Auto Receivables Trust, Series 2010-4, Class A2, 0.710%, 02/15/13	300
250	American Express Credit Account Master Trust, Series 2006-1, Class A, VAR, 0.296%, 12/15/13	250
250	AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A2, 0.840%, 06/09/14	250
1,000	BA Credit Card Trust, Series 2006-A15, Class A15, VAR, 0.266%, 04/15/14	999
	Capital One Multi-Asset Execution Trust,
714	Series 2004-A8, Class A8, VAR, 0.396%, 08/15/14	714
360	Series 2005-A1, Class A1, VAR, 0.336%, 01/15/15	360
500	Series 2006-A6, Class A6, 5.300%, 02/18/14	503
	Citibank Credit Card Issuance Trust,
301	Series 2001-A7, Class A7, VAR, 0.448%, 08/15/13	301
500	Series 2006-A4, Class A4, 5.450%, 05/10/13	506
1,000	Series 2007-A7, Class A7, VAR, 0.612%, 08/20/14	1,002
2,500	Discover Card Master Trust, Series 2008-A3, Class A3, 5.100%, 10/15/13	2,515
4,200	First National Master Note Trust, Series 2009-1, Class A, VAR, 1.616%, 05/15/14	4,205
350	Ford Credit Auto Owner Trust, Series 2011-A, Class A2, 0.620%, 07/15/13	350
100	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2, 0.830%, 11/15/13	100
	Honda Auto Receivables Owner Trust,
1,305	Series 2010-3, Class A2, 0.530%, 01/21/13	1,304
1,000	Series 2011-1, Class A2, 0.650%, 06/17/13	1,000
277	Household Automotive Trust, Series 2006-3, Class A4, 5.340%, 09/17/13	278
	MBNA Credit Card Master Note Trust,
1,000	Series 2002-A3, Class A3, VAR, 0.506%, 09/15/14	1,001
250	Series 2004-A8, Class A8, VAR, 0.416%, 01/15/14	250
2,000	Mercedes-Benz Auto Receivables Trust, Series 2011-1A, Class A2, 0.790%, 04/15/13 (e)	2,000
200	Volkswagen Auto Lease Trust, Series 2010-A, Class A2, 0.770%, 01/22/13	200

	Total Asset-Backed Securities (Cost $18,406)	18,388

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Corporate Bonds — 30.2%
	Consumer Discretionary — 1.2%
	Automobiles — 0.6%
	Daimler Finance North America LLC,
140	5.750%, 09/08/11	143
1,000	7.300%, 01/15/12	1,056

		1,199

	Hotels, Restaurants & Leisure — 0.1%
	McDonald's Corp.,
250	5.750%, 03/01/12	263
55	6.000%, 04/15/11	55

		318

	Media — 0.3%
601	Walt Disney Co. (The), 6.375%, 03/01/12	634

	Specialty Retail — 0.2%
467	Staples, Inc., 7.750%, 04/01/11	470

	Total Consumer Discretionary	2,621

	Consumer Staples — 1.6%
	Beverages — 0.6%
1,300	Coca-Cola Co. (The), VAR, 0.363%, 05/15/12	1,301

	Food Products — 1.0%
1,640	Archer-Daniels-Midland Co., VAR, 0.472%, 08/13/12	1,641
	Cargill, Inc.,
195	5.600%, 09/15/12 (e)	208
200	6.375%, 06/01/12 (e)	213
150	Kellogg Co., 6.600%, 04/01/11	151

		2,213

	Total Consumer Staples	3,514

	Energy — 1.3%
	Oil, Gas & Consumable Fuels — 1.3%
500	Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	518
200	Occidental Petroleum Corp., 6.750%, 01/15/12	211
2,000	Shell International Finance B.V., (Netherlands), VAR, 0.653%, 06/22/12	2,009

	Total Energy	2,738

	Financials — 20.7%
	Capital Markets — 2.6%
	Bank of New York Mellon Corp. (The),
500	5.000%, 03/23/12 (m)	521
500	VAR, 0.403%, 03/23/12	501

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — Continued
	Capital Markets — Continued
	Credit Suisse USA, Inc.,
1,455	6.125%, 11/15/11	1,511
1,000	6.500%, 01/15/12	1,051
350	Merrill Lynch & Co., Inc., VAR, 0.503%, 07/25/11	350
1,500	UBS AG, (Switzerland), VAR, 1.553%, 09/29/11	1,510

		5,444

	Commercial Banks — 7.7%
	Australia & New Zealand Banking Group Ltd., (Australia),
300	5.500%, 05/24/11	303
500	VAR, 0.911%, 08/04/11 (e) (m)	501
1,500	Barclays Bank plc, (United Kingdom), 2.700%, 03/05/12 (e)	1,532
1,650	BB&T Corp., 3.850%, 07/27/12	1,713
500	BNP Paribas, (France), VAR, 0.803%, 07/21/11 (m)	501
500	Comerica Bank, VAR, 0.422%, 05/24/11	500
	HSBC Bank plc, (United Kingdom),
1,700	VAR, 0.703%, 01/18/13 (e)	1,701
2,000	VAR, 0.761%, 08/03/12 (e)	2,004
1,500	KeyBank N.A., 3.200%, 06/15/12	1,553
	PNC Funding Corp.,
500	2.300%, 06/22/12	512
250	VAR, 0.444%, 01/31/12	250
	Rabobank Nederland N.V., (Netherlands),
1,000	VAR, 0.503%, 01/26/12 (e)	1,000
500	VAR, 0.511%, 08/05/11 (e)	501
750	Royal Bank of Canada, (Canada), VAR, 0.452%, 12/12/12	750
1,500	Swedbank AB, (Sweden), 2.800%, 02/10/12 (e)	1,533
430	U.S. Bancorp, 2.125%, 02/15/13	437
1,000	Wachovia Corp., VAR, 0.446%, 03/01/12	1,001
	Wells Fargo & Co.,
100	4.000%, 06/02/11	101
75	5.300%, 08/26/11	77

		16,470

	Consumer Finance — 3.0%
1,250	American Express Credit Corp., VAR, 0.425%, 06/16/11 (m)	1,250
	American Honda Finance Corp.,
1,360	5.100%, 03/27/12 (e) (m)	1,417
150	VAR, 0.473%, 03/27/12 (e) (m)	150
1,500	VAR, 0.552%, 12/09/11 (e) (m)	1,501

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — Continued
520	Boeing Capital Corp., 6.500%, 02/15/12	549
	John Deere Capital Corp.,
250	5.400%, 10/17/11	258
1,000	7.000%, 03/15/12	1,066
250	Toyota Motor Credit Corp., VAR, 3.803%, 01/09/12	259

		6,450

	Diversified Financial Services — 2.6%
	Caterpillar Financial Services Corp.,
500	4.850%, 12/07/12	534
2,050	VAR, 0.542%, 07/24/12	2,056
750	Citigroup, Inc., 2.125%, 04/30/12	765
	General Electric Capital Corp.,
500	2.000%, 09/28/12	511
1,000	3.500%, 08/13/12	1,034
458	4.250%, 06/15/12	476
200	5.250%, 10/19/12	213

		5,589

	FDIC Guaranteed Securities (~) — 0.6%
	Citigroup Funding, Inc.,
800	1.875%, 10/22/12	816
500	2.125%, 07/12/12	511

		1,327

	Insurance — 4.1%
500	Berkshire Hathaway, Inc., VAR, 0.742%, 02/11/13	503
90	Chubb Corp. (The), 6.000%, 11/15/11	93
900	Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	951
200	MassMutual Global Funding II, 3.625%, 07/16/12 (e)	207
	MetLife Institutional Funding II,
500	VAR, 0.703%, 03/27/12 (e)	501
1,100	VAR, 0.703%, 07/12/12 (e)	1,101
	Metropolitan Life Global Funding I,
400	2.500%, 01/11/13 (e)	407
620	VAR, 0.803%, 04/10/12 (e)	622
	New York Life Global Funding,
150	5.250%, 10/16/12 (e)	161
3,000	VAR, 0.362%, 08/22/12 (e)	3,000
	Pricoa Global Funding I,
1,000	4.625%, 06/25/12 (e)	1,042
130	5.625%, 05/24/11 (e)	132

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	5

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — Continued
	Insurance — Continued
50	Principal Life Income Funding Trusts, 5.150%, 06/17/11	51

		8,771

	Real Estate Investment Trusts (REITs) — 0.1%
250	Arden Realty LP, 5.200%, 09/01/11 (m)	255

	Total Financials	44,306

	Health Care — 0.9%
	Health Care Providers & Services — 0.2%
405	UnitedHealth Group, Inc., 5.250%, 03/15/11	406

	Pharmaceuticals — 0.7%
1,500	Teva Pharmaceutical Finance III LLC, 1.500%, 06/15/12	1,511

	Total Health Care	1,917

	Industrials — 0.6%
	Road & Rail — 0.6%
1,297	Burlington Northern Santa Fe LLC, 6.750%, 07/15/11	1,328

	Information Technology — 0.7%
	Computers & Peripherals — 0.7%
	Hewlett-Packard Co.,
230	5.250%, 03/01/12	241
1,300	VAR, 0.427%, 09/13/12	1,302

	Total Information Technology	1,543

	Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 1.5%
300	AT&T, Inc., 5.875%, 02/01/12	314
655	Telefonica Emisiones S.A.U., (Spain), 5.984%, 06/20/11	665
137	TELUS Corp., (Canada), 8.000%, 06/01/11	140
500	Verizon Maryland, Inc., 6.125%, 03/01/12	526
500	Verizon New Jersey, Inc., 5.875%, 01/17/12	522
1,005	Verizon Pennsylvania, Inc., 5.650%, 11/15/11	1,039

		3,206

	Wireless Telecommunication Services — 0.7%
1,311	New Cingular Wireless Services, Inc., 8.125%, 05/01/12	1,421

	Total Telecommunication Services	4,627

	Utilities — 1.0%
	Electric Utilities — 1.0%
500	Commonwealth Edison Co., 6.150%, 03/15/12	527
500	Consumers Energy Co., 5.000%, 02/15/12	520
200	DPL, Inc., 6.875%, 09/01/11	206

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
786	FPL Group Capital, Inc., 5.625%, 09/01/11	805
60	Midamerican Funding LLC, 6.750%, 03/01/11	60

	Total Utilities	2,118

	Total Corporate Bonds (Cost $64,716)	64,712

	Foreign Government Security — 0.1%
250	Province of Ontario, (Canada), 2.625%, 01/20/12 (Cost $255)	255

	Municipal Bonds — 0.8%
	Ohio — 0.3%
500	State of Ohio, Highway Capital Improvements, Series H, GO, 5.000%, 05/01/12 (p)	535

	Pennsylvania — 0.2%
500	Commonwealth of Pennsylvania, Second Series, GO, AGM, 5.500%, 05/01/17 (p)	529

	Texas — 0.3%
95	Dallas Independent School District, GO, PSF-GTD, 5.500%, 02/15/14 (p)	100
500	Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/18 (p)	522

		622

	Total Municipal Bonds (Cost $1,684)	1,686

	U.S. Government Agency Securities — 4.5%
	Federal Farm Credit Bank,
500	VAR, 0.400%, 09/16/13	501
2,000	0.600%, 05/24/12	2,000
10	2.250%, 02/17/12	10
	Federal Home Loan Bank,
500	0.350%, 11/07/11	500
250	0.370%, 11/16/11	250
1,500	0.450%, 03/02/12	1,500
1,500	0.500%, 03/16/12	1,500
	Federal Home Loan Mortgage Corp.,
1,000	VAR, 0.350%, 01/10/13	1,000
13	3.500%, 05/05/11	13
250	5.500%, 08/20/12	268
2,000	Federal National Mortgage Association, VAR, 0.000%, 03/04/14	1,999

	Total U.S. Government Agency Securities (Cost $9,540)	9,541

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — Continued
	U.S. Treasury Obligations — 2.2%
	U.S. Treasury Notes,
500	0.375%, 08/31/12 (m)	499
200	0.625%, 06/30/12 (m)	201
2,000	0.875%, 02/29/12	2,011
2,000	1.000%, 03/31/12	2,015

	Total U.S. Treasury Obligations (Cost $4,723)	4,726

	Total Long-Term Investments (Cost $99,324)	99,308

Short-Term Investments — 26.9%
	Certificates of Deposit — 10.6%
	Bank of Nova Scotia, (Canada),
250	0.552%, 03/12/12	251
600	0.562%, 08/09/12	600
750	0.603%, 10/18/12	750
400	0.750%, 10/15/12	400
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
500	0.560%, 10/03/11	500
200	0.570%, 08/17/11	200
1,000	0.620%, 02/03/12	1,000
	Barclays Bank plc, (United Kingdom)
600	0.330%, 07/28/11	600
400	0.580%, 07/05/11	400
	BNP Paribas, (France),
400	0.453%, 10/14/11 (m)	400
500	0.550%, 08/05/11	500
	Canadian Imperial Bank of Commerce,
250	0.503%, 07/17/12	250
1,000	0.510%, 09/04/12	999
1,900	0.510%, 02/14/12	1,901
1,500	Credit Industriel et Commercial, 0.380%, 06/10/11	1,500
500	Deutsche Bank AG, 0.400%, 07/05/11	500
1,500	DZ Bank AG, 0.310%, 03/04/11	1,500
800	National Bank of Canada, (Canada), 0.510%, 02/03/12	800
	Norinchukin Bank Ltd., (Japan),
1,500	0.340%, 04/28/11	1,500
1,500	0.450%, 08/10/11	1,500
250	0.480%, 06/06/11	250
250	Rabobank Nederland N.V., (Netherlands), 0.342%, 10/21/11	250
1,500	Shizuoka Bank, 0.300%, 04/04/11	1,500
3,500	Societe Generale, (France), 0.410%, 06/14/11	3,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificates of Deposit — Continued
250	Sumitomo Mitsui Banking Corp., (Japan), VAR, 0.353%, 07/25/11	250
	UBS AG, (Switzerland),
300	0.500%, 10/25/11	300
250	0.545%, 07/01/11	250
250	Westpac Banking Corp., 0.570%, 12/01/11	250

	Total Certificates of Deposit (Cost $22,599)	22,601

	Commercial Paper — 4.1%
1,250	BP Capital Markets plc, (United Kingdom), 0.741%, 01/04/12 (e) (n)	1,246
	BPCE S.A., (France),
4,000	0.400%, 06/03/11 (e) (n)	3,997
400	0.496%, 04/05/11 (e) (m) (n)	400
1,500	0.526%, 08/10/11 (e) (n)	1,497
1,500	Mizuho Funding LLC, 0.320%, 04/20/11 (e) (n)	1,499
250	Vodafone Group plc, (United Kingdom), 0.857%, 01/13/12 (e) (n)	248

	Total Commercial Paper (Cost $8,881)	8,887

	Repurchase Agreements — 5.6%
1,000	Citigroup, Inc., VAR, 0.920%, dated 01/18/11, due 07/12/11, repurchase price $1,004, collateralized by Corporate Bonds and Notes with a value of $1,020 (f) (i)	1,000
1,500	Deutsche Bank AG, 0.500%, dated 01/27/11, due 04/19/11, repurchase price $1,502, collateralized by Corporate Notes and Bonds with a value of $1,620 (f) (i)	1,500
2,000	Merrill Lynch & Co., Inc., VAR, 0.430%, dated 02/04/11, due 11/04/11, repurchase price $2,006, collateralized by Corporate Notes and Bonds with a value of $2,100 (f) (i)	2,000
5,000	Royal Bank of Scotland, 0.480%, dated 02/28/11, due 03/01/11, repurchase price $5,000, collateralized by Corporate Bonds and Notes with a value of $5,101	5,000
1,500	UBS Securities LLC, 0.400%, dated 02/11/11, due 05/16/11, repurchase price $1,502, collateralized by Corporate Notes and Bonds with a value of $1,575 (f) (i)	1,500
1,000	UBS Securities LLC, 0.500%, dated 02/15/11, due 05/16/11, repurchase price $1,001, collateralized by Corporate Notes and Bonds with a value of $1,050 (f) (i)	1,000

	Total Repurchase Agreements (Cost $12,000)	12,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	7

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — Continued
	Investment Company — 6.6%
14,157	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (Cost $14,157)	14,157

	Total Short-Term Investments (Cost $57,637)	57,645

	Total Investments — 73.3% (Cost $156,961)	156,953
	Other Assets in Excess of Liabilities — 26.7%	57,041

	NET ASSETS — 100.0%	$213,994

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	— Insured by Assured Guaranty Municipal Corp.
GO	— General Obligation
GTD	— Guaranteed
PSF	— Permanent School Fund
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2011.

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—  Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $7,000 which amounts to 4.5% of total investments.

(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of February 28, 2011.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, and forward foreign currency contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(~)

—  Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2011

(Amounts in thousands, except per share amounts)

Managed Income Fund
ASSETS:
Investments in non-affiliates, at value	$142,796
Investments in affiliates, at value	14,157

Total investment securities, at value	156,953
Receivables:
Fund shares sold	72,205
Interest and dividends	566
Due from Advisor	109
Prepaid expenses and other assets	37

Total Assets	229,870

LIABILITIES:
Payables:
Dividends	15
Investment securities purchased	15,474
Fund shares redeemed	200
Accrued liabilities:
Shareholder servicing fees	3
Custodian and accounting fees	16
Trustees’ and Chief Compliance Officer’s fees	1
Other	167

Total Liabilities	15,876

Net Assets	$213,994

NET ASSETS:
Paid in capital	$213,999
Accumulated undistributed net investment income	4
Accumulated net realized gains (losses)	(1)
Net unrealized appreciation (depreciation)	(8)

Total Net Assets	$213,994

Net Assets:
Institutional Class	$158,055
Select Class	55,939

Total	$213,994

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Institutional Class	15,820
Select Class	5,599

Net Asset Value:
Institutional Class — Offering and redemption price per share	$9.99
Select Class — Offering and redemption price per share	9.99

Cost of investments in non-affiliates	$142,804
Cost of investments in affiliates	14,157

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	9

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED FEBRUARY 28, 2011 (a)

(Amounts in thousands)

Managed Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$95
Dividend income from affiliates	1

Total investment income	96

EXPENSES:
Investment advisory fees	22
Administration fees	14
Shareholder servicing fees:
Institutional Class	12
Select Class	7
Custodian and accounting fees	16
Professional fees	85
Trustees’ and Chief Compliance Officer’s fees	1
Printing and mailing costs	39
Registration and filing fees	73
Transfer agent fees	6
Other	31

Total expenses	306

Less amounts waived	(51)
Less earnings credits	— (b)
Less expense reimbursements	(214)

Net expenses	41

Net investment income (loss)	55

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	— (b)
Change in net unrealized appreciation (depreciation) of investments in non-affiliates	(8)

Net realized/unrealized gains (losses)	(8)

Change in net assets resulting from operations	$47

(a)	Commencement of operations was September 30, 2010.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED

(Amounts in thousands)

Managed Income Fund
Period Ended 2/28/2011 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$55
Net realized gain (loss)	— (b)
Change in net unrealized appreciation (depreciation)	(8)

Change in net assets resulting from operations	47

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
From net investment income	(47)
Select Class
From net investment income	(5)

Total distributions to shareholders	(52)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	213,999

NET ASSETS:
Change in net assets	213,994
Beginning of period	—

End of period	$213,994

Accumulated undistributed net investment income	$4

(a)	Commencement of operations was September 30, 2010.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	11

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED (continued)

(Amounts in thousands)

Managed Income Fund
Period Ended 2/28/2011 (a)
CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares issued	$159,432
Dividends and distributions reinvested	34
Cost of shares redeemed	(1,399)

Change in net assets from Institutional Class capital transactions	$158,067

Select Class
Proceeds from shares issued	$57,903
Dividends and distributions reinvested	— (b)
Cost of shares redeemed	(1,971)

Change in net assets from Select Class capital transactions	$55,932

Total change in net assets from capital transactions	$213,999

SHARE TRANSACTIONS:
Institutional Class
Issued	15,957
Reinvested	3
Redeemed	(140)

Change in Institutional Class Shares	15,820

Select Class
Issued	5,796
Reinvested	— (b)
Redeemed	(197)

Change in Select Class Shares	5,599

(a)	Commencement of operations was September 30, 2010.
(b)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	13

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Managed Income Fund
Institutional Class
September 30, 2010 (e) through February 28, 2011	$10.00	$0.02	(f)	$(0.01)	$0.01	$(0.02)

Select Class
September 30, 2010 (e) through February 28, 2011	10.00	0.01	(f)	(0.01)	—	(0.01)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable, or unless otherwise noted.
(e)	Commencement of offering of class of shares.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$9.99	0.08%		$158,055	0.25%	0.40%	1.80%	29%

9.99	0.00	(g)	55,939	0.40	0.21	1.90	29

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	15

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Managed Income Fund	Institutional Class and Select Class	Diversified

The Fund commenced operations on September 30, 2010.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$18,388	$—	$18,388
Corporate Bonds
Consumer Discretionary	—	2,621	—	2,621
Consumer Staples	—	3,514	—	3,514
Energy	—	2,738	—	2,738
Financials	—	44,306	—	44,306
Health Care	—	1,917	—	1,917
Industrials	—	1,328	—	1,328
Information Technology	—	1,543	—	1,543
Telecommunication Services	—	4,627	—	4,627
Utilities	—	2,118	—	2,118

Total Corporate Bonds	—	64,712	—	64,712

Foreign Government Security	—	255	—	255
Municipal Bonds	—	1,686	—	1,686
U.S. Government Agency Securities	—	9,541	—	9,541
U.S. Treasury Obligations	—	4,726	—	4,726
Short-Term Investments
Certificates of Deposit	—	22,601	—	22,601
Commercial Paper	—	8,887	—	8,887
Investment Company	14,157	—	—	14,157
Repurchase Agreements	—	12,000	—	12,000

Total Investments in Securities	$14,157	$142,796	$—	$156,953

There were no transfers between Levels 1 and 2 during the period ended February 28, 2011.

B. Restricted and Illiquid Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of February 28, 2011 (amounts in thousands):

Value	Percentage
$7,000	3.3%

C. Repurchase Agreements — The Fund may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

D. Offering and Organization Costs — Offering costs (Registration and filing fees) paid in connection with the offering of shares of the Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund were recorded as an expense at the time it commenced operations and are included as part of Professional fees on the Statement of Operations.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Fund’s policy to reserve assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

F. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as shareholder servicing fees.

G. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

H. Dividends and Distributions to Shareholders — Dividends from net investment income are generally declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

Paid-in-Capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
$—	$1	$(1)

The reclassifications relate primarily to distribution reclassifications.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Fund. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual fee rate of 0.15% of the Fund’s average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the period ended February 28, 2011, the annualized effective rate was 0.09% of the Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.E.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to 0.10% of the average daily net assets of Institutional Class Shares and 0.25% of the average daily net assets of Select Class Shares.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.E.

D. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

E. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Institutional Class	Select Class
0.25%	0.40%

The contractual expense limitation agreement was in effect for the period ended February 28, 2011. The contractual expense limitation percentages in the table above are in place until at least September 1, 2011.

For the period ended February 28, 2011, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expects the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$22	$14	$15	$51	$214

Additionally, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fee charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund.

F. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the period ended February 28, 2011, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party broker/dealers. For the period ended February 28, 2011, the Fund did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the period ended February 28, 2011, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$112,143	$9,157	$5,323	$598

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2011, were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$156,961	$44	$52	$(8)

The tax character of distributions paid during the fiscal year ended February 28, 2011 was as follows (amounts in thousands):

Total Distributions Paid From:
Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
$52	$—	$52

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

At February 28, 2011, the components of net assets (excluding paid in capital) on a tax basis were as follows:

Current Distributable Ordinary Income	Unrealized Appreciation (Depreciation)
$19	$(8)

The cumulative timing differences primarily consist of distributions payable and wash sale loss deferrals.

6. Borrowings

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility at February 28, 2011, or at any time during the period then ended.

Interest expense paid, if any, as a result of borrowings from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Fund, which collectively represent a significant portion of the Fund’s assets. Significant shareholder transactions, if any, may impact the Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund is subject to the Risk that should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems representative of its value, the value of the Fund’s net assets could be adversely affected.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan Managed Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Managed Income Fund (hereafter referred to as the “Fund”) at February 28, 2011, and the results of its operations, the changes in its net assets and the financial highlights for the period September 30, 2010 (commencement of operations) through February 28, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2011

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	21

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-766-7722 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000-2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	148	None.

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	148	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor, City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).	148	Director, New Plan Excel (NXL) (1999-2005); Director, National Financial Partners (NFP) (2003-2005); Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	148	None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	148	Director, Center for Communication, Hearing, and Deafness (1990-present).

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	148	Trustee, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	148	Director, Radio Shack Corp. (1987-2008); Trustee, Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	148	Trustee, American University in Cairo (1999-present); Trustee, Carleton College (2002-2010).

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage J.P. Morgan Funds since 1987.	Chairman, Joe Pietryka, Inc. (formerly Lumelite Corporation) (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer, Lumelite Corporation (1985-2002).	148	Trustee, Morgan Stanley Funds (105 portfolios) (1992-present).

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees (continued)

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	148	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	148	None.
Interested Trustees

Frankie D. Hughes** (1952), Trustee of Trust since 2008.	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	148	Trustee, The Victory Portfolios (2000-2008).

Leonard M. Spalding, Jr.*** (1935); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989-1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990-1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990-1998).	148	Director, Glenview Trust Company, LLC (2001-present); Trustee, St. Catharine College (1998-present); Trustee, Bellarmine University (2000-present); Director, Springfield-Washington County Economic Development Authority (1997-present); Trustee, Catholic Education Foundation
			(2005-present).

(1)	Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined Messrs. Reid and Spalding should continue to serve until December 31, 2012.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (148 funds).

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment advisor, is a wholly-owned subsidiary of JPMorgan Chase & Co. Three other members of the Board of Trustees of Northwestern University are executive officers of registered investment advisors (not affiliated with JPMorgan) that are under common control with subadvisors to certain J.P. Morgan Funds.

**	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

***	Mr. Spalding is treated as an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Patricia A. Maleski (1960), President and Principal Executive Officer (2010)

Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled Vehicles since 2010; previously, Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)

Assistant Treasurer of the Trusts from 2009 to 2010; Executive Director, JPMorgan Funds Management, Inc. from February 2011; Vice President, JPMorgan Funds Management, Inc. from December 2008 to February 2011; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008, and Vice President of Credit Suisse, in the audit area from 1999 through 2005.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for privacy, personal trading and Code of Ethics compliance since 2004. Mr. Gulinello has been with JPMorgan Chase & Co. since 1972.

Michael J. Tansley (1964), Controller (2008)	Vice President, JPMorgan Funds Management, Inc. since July 2008; prior to joining JPMorgan Chase,
Mr. Tansley worked for General Electric, as Global eFinance Leader in GE Money from 2004 through 2008 and Vice President and Controller of GE Asset Management from 1998.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011; Associate, Willkie Farr & Gallagher LLP (law firm) from 2002 to 2005.

Gregory S. Samuels (1980) Assistant Secretary (2010)	Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Brian L. Duncan (1965), Assistant Treasurer (2008)*	Vice President, JPMorgan Funds Management, Inc. since June 2007; prior to joining JPMorgan Chase, Mr. Duncan worked for Penn Treaty American Corporation as Vice President and Controller from 2004 through 2007 and Assistant Vice President of Financial Reporting from 2003-2004.

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.

Laura S. Melman (1966), Assistant Treasurer (2006)

Executive Director, JPMorgan Funds Management, Inc. since February 2011, responsible for Taxation; Vice President, JPMorgan Funds Management, Inc. from August, 2006 to February 2011, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.

Francesco Tango (1971), Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2010, and continued to hold your shares at the end of the reporting period, February 28, 2011.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2010	Ending Account Value, February 28, 2011	Expenses Paid During, September 1, 2010 to February 28, 2011	Annualized Expense Ratio
Institutional Class
Actual*	$1,000.00	$1,000.40	$1.03	0.25%
Hypothetical**	1,000.00	1,023.55	1.25	0.25
Select Class
Actual*	1,000.00	1,000.60	1.66	0.40
Hypothetical**	1,000.00	1,022.81	2.01	0.40

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 151/365 (to reflect the actual period).
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	25

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet as needed for the specific purpose of considering approvals of initial advisory agreements for new funds. At their May 2010 in person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for the Managed Income Fund (the “Fund”).

In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Advisor and received oral presentations from Advisor personnel. Prior to voting, the Trustees reviewed the proposed approval of the New Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in an executive session with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Advisor from the Fund under the New Advisory Agreement was fair and reasonable and that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with this approval item, as well as other relevant information furnished throughout the year. The Trustees considered the background and experience of the Advisor’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the J.P. Morgan Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Advisor.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Board considered that the Advisor does not currently intend to use third-party soft dollar arrangements with respect to securities transactions it executes for the Fund.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, will earn fees from the Fund for providing administrative and shareholder services. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding certain funds-of- funds, as applicable, advised by the Advisor, and that the Fund would benefit from that breakpoint. With regard to the New

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

Advisory Agreement, the Trustees found that, with the adoption of a voluntary fee waiver and contractual cap on total expenses, shareholders would benefit from expected economies of scale.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class by class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

FEBRUARY 28, 2011	J.P. MORGAN INCOME FUNDS	27

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2011. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2011. The information necessary to complete your income tax returns for the calendar year ending December 31, 2011 will be received under separate cover.

Treasury Income

The percentage of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2011, was 6.78%.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2011

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and account balances

¡transaction history and account transactions

¡checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡open an account or provide contact information

¡give us your account information or pay us by check

¡make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡affiliates from using your information to market to you

¡sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-766-7722 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-766-7722 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-766-7722 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011 All rights reserved. February 2011.	AN-MIF-211

Annual Report

J.P. Morgan Tax Aware Funds

February 28, 2011

JPMorgan Tax Aware High Income Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 21, 2011 (Unaudited)

Dear Shareholder:

For many investors, the old adage “What’s old is new again,” may be the best way to describe the current economic recovery. While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.

In the U.S., economic momentum and growth appear to be accelerating, helped by pent-up consumer demand, improved balance sheets, and an extension of the Bush-era tax cuts. Additionally, this recovery has seen a sharp rebound in corporate profits. Investors responded enthusiastically to these developments, sending stock markets on an impressive rally, and leading to double-digit gains in 2010.

“While we are encouraged by recent economic growth, we continue to be reminded of how sensitive the markets and our economy can be to geopolitical risks and other global crises.”

On the other hand, heightened tensions in the Middle East and renewed concerns about European debt resulted in an increase in market volatility, while the devastating earthquake and tsunami in Japan and the uncertain aftermath is likely to have lingering macroeconomic and market implications.

While positive tailwinds may continue to fuel economic growth, we remain concerned about the scope and potential impact of political unrest and other crises on global markets and economies.

U.S. Treasuries experience broad gains

Investors have continued to focus their investments on fixed income securities, particularly mortgage, investment grade corporate and high yield areas of the market. However, the heightened publicity surrounding the fiscal woes of state and local governments, and the expiration of the Build America Bond Program led many investors away from municipal bonds, which contributed to an increase in market volatility.

The Barclays Capital High Yield Index returned 17.5%, while the Barclays Capital U.S. Aggregate Bond Index returned 4.9%, and the Barclays Capital Emerging Markets Index returned 11.3% for the 12-month period ended February 28, 2011. The Barclays Capital Municipal Index returned 1.7% for the same period.

A late year U.S. stock market rally did little to reverse broad gains experienced by U.S. Treasuries in 2010. Stock market volatility, rising oil prices, and concerns about unrest in the

Middle East generally led to higher prices and lower yields for U.S. Treasuries and other safe haven investments. As of the end of the 12-month period ended February 28, 2011, the yield on the 10-year U.S. Treasury bond declined from 3.6% to 3.4%. Yields on the 30-year U.S. Treasury bond dropped slightly, from 4.6% to 4.5%, while yields on the 2-year U.S. Treasury bond dipped from 0.8% to 0.7% as of the end of the annual reporting period.

Improved economic outlook fuels equity rally

Stocks were supported by improved economic expectations and job growth, as well as the combination of the Federal Reserve’s launch of quantitative easing (QE2) and Congress’ extension of the Bush-era tax cuts. As of the 12-month reporting period ended February 28, 2011, the S&P 500 Index had reached a level of 1,327, an increase of 22.6% from 12 months prior.

Recently, however, risky assets have become more volatile as investors grew concerned about how the disaster in Japan, rising oil prices, and Middle East turmoil will impact the global recovery.

Rely on diversification to prepare for geopolitical risks

While the global economic recovery has demonstrated resiliency, the world is witnessing ongoing turmoil in the Middle East and uncertainty surrounding the fallout from the tragedy in Japan. Additionally, we continue to experience concerns about European sovereign debt.

This environment reminds us of the importance of preparing portfolios for shocks that could not only potentially derail the economic recovery, but also our investment goals. As “uncertainty” is often the only certainty, it makes sense for investors to prepare by maintaining a diversified approach to investing within the context of a balanced portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO-Investment Management Americas

J.P. Morgan Asset Management

FEBRUARY 28, 2011	J.P. MORGAN TAX AWARE FUNDS	1

A MESSAGE FROM GARY J. MADICH, CFA

Global Chief Investment Officer for J.P. Morgan Asset Management’s Global Fixed

Income Group

APRIL 4, 2011 (Unaudited)

Flows into bond funds remain strong, although decreased from the very high levels of the past two years. Investors still seem to be drawn to the perception of bonds’ relative safety versus other investments and continue to allocate assets to fixed income securities given the uncertainty prevalent in today’s marketplace. While we believe that bonds play an essential role in any well-diversified portfolio, we would like to take this opportunity to remind you about the risks associated with bond funds and the importance of diversification.**

Bond prices generally decrease as interest rates rise and increase as interest rates fall. Currently, interest rates are at very low levels and most fixed income portfolios would be negatively impacted in an environment where interest rates may increase, as the fixed income securities held in the portfolios would likely decrease in value. This is a broad risk that applies to most portfolios of bonds across the spectrum of the fixed income market. Bond portfolios comprised mostly of municipal bonds share this risk and also carry other risks specific to the nature of their asset class.

The ability of states and municipalities to repay their debt could be hindered by unfavorable local economic or political events. This risk has garnered recent attention as many states have seen their growing budget deficit challenges become the topic of newspaper headlines, leading many investors to pull assets out of municipal bond funds.

Acknowledging the challenges that are facing many states and municipalities, our municipal and tax free funds have maintained their bias towards bonds with high credit quality and sectors that have historically demonstrated lower volatility.

While we certainly believe that municipal bonds are a valuable tool for many investors, the risks associated with these funds serve as a stark reminder about the importance of a well-diversified portfolio. As an investor, the best way to guard against any type of risk is to proactively build a well-diversified portfolio, a portfolio that is able to withstand and benefit from a variety of future outcomes.

On behalf of the Funds’ fixed income portfolio management team,

Gary J. Madich, CFA

**	Diversification does not guarantee investment returns and does not eliminate the risk of loss.

2	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2011

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.22%
Barclays Capital Municipal Bond Index	1.72%

Net Assets as of 2/28/2011 (In Thousands)	$25,290
Duration as of 2/28/2011	5.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware High Income Fund (the “Fund”) seeks to provide a high level of after-tax income from a portfolio of fixed income investments.

HOW DID THE MARKET PERFORM?

For the first six months of the reporting period, the municipal bond market enjoyed a positive supply and demand environment and historically low interest rates, which helped support prices for the majority of municipal bond securities. These trends, however, reversed themselves in the beginning of September 2010 as the municipal market saw rising interest rates (bond prices generally increase when yields decline and decline when yields increase) and large flows out of municipal fixed income funds, leading municipal fixed income securities to register five consecutive months of negative returns. Higher quality securities underperformed during the first six months and then outperformed during the second half of the reporting period as market conditions deteriorated. Bonds with maturities from 6 to 12 years were the strongest performers during the reporting period.

Meanwhile, the taxable high yield securities (also known as junk bonds) market was supported by strong corporate profits, improving balance sheets as well as a robust primary issuance market, which provided companies with liquidity and the ability to roll over debt at attractive levels.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period, approximately 80% of the Fund’s assets were invested in municipal securities, while the remainder was mostly invested in taxable high yield securities, mainly leveraged loans.

Among investments in municipal securities, the Fund’s preference for higher yielding sectors and defensive positioning cushioned its absolute performance during the municipal market’s downturn in the second half of the reporting period and contributed to the Fund’s relative performance versus the Barclays Capital Municipal Bond Index (the “Benchmark”). The Fund’s

investments in taxable high yield securities, primarily leveraged loans, were a strong contributor to absolute performance and relative performance, as these securities outperformed the Benchmark. Within the municipal sectors, the Fund’s investments in the housing sector contributed to the Fund’s absolute performance and relative performance versus the Benchmark. The Fund’s underweight to the pre-refunded bond (bonds that are secured with U.S. government securities) sector, which was one of the worst performing sectors in the Benchmark, also contributed to the Fund’s absolute performance and relative performance.

The Fund’s relative performance versus the Benchmark was hurt by its underweight of state-issued general obligation bonds, as this sector was a strong performer for the Benchmark.

Among investments in taxable high yield securities, the Fund’s chemicals, gaming and energy holdings were among the strongest performers, while securities held in the forest products/containers, service and financial sectors were among the weakest performers.

HOW WAS THE FUND POSITIONED?

The Fund’s investments remained diversified among various sectors, including both high-grade and high-yield securities. Sector allocations were determined by input from analyst teams organized by sector that assess relative value and risk, among other factors. The Fund’s portfolio managers did not significantly adjust the portfolio during the reporting period and its investment allocation was maintained at approximately 80% in municipal securities and 20% in taxable securities.

Within the municipal allocation, the Fund continued to emphasize yield sectors, particularly the housing sector and was underweight lower-yielding bonds, such as pre-refunded bonds. The taxable portion of the Fund was primarily invested in leveraged loans. These instruments have floating rate coupons that mitigate the risk of rising interest rates, possess protective covenants, and are secured by collateral that should provide downside protection.

FEBRUARY 28, 2011	J.P. MORGAN TAX AWARE FUNDS	3

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2011 (Unaudited) (continued)

PORTFOLIO COMPOSITION***
Municipal Bonds	70.1%
Loan Participations & Assignments	16.0
Corporate Bonds	0.8
Short-Term Investment	13.1

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 28, 2011. The Fund’s composition is subject to change.

4	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2011

	INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	9/17/07
Without Sales Charge		3.23%	6.29%	4.76%
With Sales Charge*		(0.65)	4.96	3.61
CLASS C SHARES	9/17/07
Without CDSC		2.62	5.72	4.20
With CDSC**		1.62	5.72	4.20
SELECT CLASS SHARES	9/17/07	3.22	6.36	4.82

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/17/07 TO 2/28/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 17, 2007.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Tax Aware High Income Fund, the Barclays Capital Municipal Bond Index, the Barclays Capital High Yield Municipal Bond Index and the Lipper General Municipal Debt Funds Index from September 17, 2007 to February 28, 2011. The performance of the Lipper General Municipal Debt Funds Index reflects an initial investment at the end of month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital Municipal Bond Index and the Barclays Capital High Yield Municipal Bond Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the Lipper General Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Barclays Capital High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Lipper General Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2011	J.P. MORGAN TAX AWARE FUNDS	5

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — 0.8%
	Consumer Discretionary — 0.4%
	Hotels, Restaurants & Leisure — 0.4%
100	Seminole Hard Rock Entertainment, Inc., VAR, 2.802%, 03/15/14 (e)	98

	Materials — 0.4%
	Chemicals — 0.2%
52	Lyondell Chemical Co., 11.000%, 05/01/18	59

	Containers & Packaging — 0.2%
100	Constar International, Inc., VAR, 0.000%, 02/15/12 (d)	46

	Total Materials	105

	Total Corporate Bonds (Cost $249)	203

Municipal Bonds — 74.7% (t)
	Alaska — 0.6%
	Other Revenue — 0.6%
170	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	155

	Arizona — 6.6%
	Education — 1.5%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	323
65	Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.125%, 07/01/15	64

		387

	General Obligation — 0.9%
190	City of Phoenix, Series A, GO, 6.250%, 07/01/17	231

	Other Revenue — 0.9%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	211

	Prerefunded — 0.9%
200	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	231

	Water & Sewer — 2.4%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	599

	Total Arizona	1,659

	Arkansas — 1.4%
	Housing — 0.7%
165	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	173

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Special Tax — 0.7%
170	City of Fayetteville, Sales & Use Tax, Rev., AGM, 4.250%, 11/01/25	177

	Total Arkansas	350

	California — 3.4%
	General Obligation — 1.0%
200	California School Facilities Financing Authority, GO, AGM, Zero Coupon, 08/01/30	54
100	Escondido Union High School District, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/23	48
150	Rancho Santiago Community College District, GO, AGM, 5.125%, 09/01/28	151

		253

	Hospital — 0.4%
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/18	101

	Housing — 0.2%
55	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	56

	Prerefunded — 1.8%
420	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	245
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	196

		441

	Total California	851

	Colorado — 1.1%
	General Obligation — 0.3%
75	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	88

	Housing — 0.5%
115	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	122

	Transportation — 0.3%
80	E-470 Public Highway Authority, Series B-2, Rev., VAR, NATL-RE, 5.000%, 09/02/11	81

	Total Colorado	291

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Connecticut — 0.8%
	Other Revenue — 0.8%
200	Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Series A, Rev., 5.250%, 11/15/24	212

	Delaware — 0.4%
	Housing — 0.4%
100	Delaware State Housing Authority, Single Family Mortgage, Series D-1, Rev., AMT, 4.625%, 01/01/23	101

	District of Columbia — 0.8%
	Other Revenue — 0.8%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	102
100	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE-IBC, FGIC, 5.000%, 02/01/17	106

	Total District of Columbia	208

	Florida — 2.9%
	General Obligation — 0.3%
85	Florida State Board of Education, Capital Outlay, Series B, GO, 5.125%, 06/01/40	85

	Housing — 0.9%
200	Florida Housing Finance Corp., Homeowner Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	213

	Other Revenue — 1.7%
100	Florida Water Pollution Control Financing Corp., Water Pollution Control, Series A, Rev., 5.000%, 07/15/22	112
100	Miami-Dade County Expressway Authority, Series B, Rev., NATL-RE, FGIC, 5.250%, 07/01/15	109
100	Palm Beach County, Public Improvement, Convention Center Project, Rev., VAR, NATL-RE, FGIC, 5.000%, 11/01/11	102
100	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, FGIC, 6.000%, 10/01/29	115

		438

	Total Florida	736

	Georgia — 2.7%
	Other Revenue — 2.3%
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	265

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
300	Georgia State Environmental Loan Acquisition Corp., Cobb County Marietta Water Authority Loan, Rev., 5.125%, 02/15/31	304

		569

	Utility — 0.4%
100	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14	104

	Total Georgia	673

	Guam — 0.7%
	Other Revenue — 0.7%
200	Guam Government Waterworks Authority, Water & Waste Water System, Rev., 5.000%, 07/01/19	189

	Hawaii — 0.4%
	General Obligation — 0.4%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	108

	Illinois — 4.1%
	Education — 0.4%
100	Illinois Finance Authority, University of Chicago, Series B, Rev., 5.500%, 07/01/28	105

	General Obligation — 1.4%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	134
50	Greater Chicago Metropolitan Water Reclamation District, Series C, GO, 5.250%, 12/01/27	56
150	Lake County Community Consolidated School District No 50 Woodland, Series C, GO, 5.250%, 01/01/24	154

		344

	Other Revenue — 1.2%
100	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/18	106
	Railsplitter Tobacco Settlement Authority,
80	Rev., 5.125%, 06/01/19	78
120	Rev., 5.250%, 06/01/21	117

		301

	Transportation — 1.1%
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	278

	Total Illinois	1,028

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX AWARE FUNDS	7

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Indiana — 1.2%
	General Obligation — 0.4%
100	Indiana Housing & Community Development Authority, Home First Program, Series A, Rev., GNMA/FNMA COLL, 4.500%, 06/01/28	106

	Other Revenue — 0.8%
100	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	112
75	Indiana Finance Authority, Educational Facilities, Industry Historical, Rev., 4.000%, 07/01/15	77

		189

	Total Indiana	295

	Iowa — 0.4%
	Housing — 0.4%
100	Iowa Finance Authority, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	106

	Kansas — 2.5%
	Hospital — 0.9%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 10/01/16	224

	Housing — 0.3%
80	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A-4, Rev., GNMA/FNMA/FHLMC, 5.850%, 06/01/39	84

	Water & Sewer — 1.3%
300	City of Wichita, Water & Sewer Utilities, Rev., NATL-RE, FGIC, 5.000%, 10/01/13	329

	Total Kansas	637

	Kentucky — 0.4%
	Housing — 0.4%
95	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	101

	Louisiana — 0.9%
	Housing — 0.2%
25	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	27
10	Jefferson Parish Finance Authority, Single Family Mortgage, Series B, Rev., GNMA/FNMA/FHLMC, 4.400%, 12/01/31	10

		37

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.3%
75	State of Louisiana, Gas And Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	77

	Transportation — 0.4%
100	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	106

	Total Louisiana	220

	Maryland — 0.4%
	Transportation — 0.4%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	93

	Massachusetts — 4.2%
	Education — 1.8%
325	Massachusetts Health & Educational Facilities Authority, Class L, Rev., 5.250%, 07/01/33	359
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	109

		468

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	146

	Transportation — 1.4%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	343

	Water & Sewer — 0.4%
100	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/32	107

	Total Massachusetts	1,064

	Michigan — 1.6%
	General Obligation — 0.2%
50	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/16	46

	Other Revenue — 1.4%
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	203
150	Wayne County Airport Authority, Detroit Metropolitan Airport, Series D, Rev., 5.000%, 12/01/18	155

		358

	Total Michigan	404

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Minnesota — 2.5%
	General Obligation — 0.5%
50	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed, City Living, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	51
75	Minnesota Housing Finance Agency, Mortgage-Backed, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	78

		129

	Hospital — 0.8%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	195

	Other Revenue — 1.2%
300	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation, Rev., 5.250%, 08/01/26	314

	Total Minnesota	638

	Mississippi — 1.0%
	Other Revenue — 1.0%
100	Mississippi Development Bank, Harrison County Coliseum, Class A, Rev., 5.250%, 01/01/34	98
150	Mississippi Development Bank, Special Obligation, Harrison County Coliseum, Rev., 5.250%, 01/01/30	155

	Total Mississippi	253

	Missouri — 3.2%
	General Obligation — 1.0%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	264

	Housing — 0.3%
70	Missouri Housing Development Commission, Home Ownership Loan Program, Single Family Mortgage, Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	72

	Other Revenue — 0.2%
50	Kansas City, Manicor Project, Tax Allocation, Series A, 5.000%, 03/01/12	51

	Transportation — 1.7%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	418

	Total Missouri	805

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Montana — 1.1%
	Housing — 0.7%
180	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	186

	Other Revenue — 0.4%
100	Billings Montana Airport, Revenue Refunding, Series A, Rev., AMT, 5.000%, 07/01/20	99

	Total Montana	285

	New Hampshire — 1.2%
	Other Revenue — 1.2%
100	City of Manchester, School Facilities, Rev., NATL-RE, 5.500%, 06/01/27	116
170	New Hampshire Housing Finance Authority, Non Amount Non ACE, Single Family Mortgage, Series B, Rev., 5.000%, 07/01/27	177

	Total New Hampshire	293

	New Jersey — 2.0%
	Other Revenue — 0.8%
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	188

	Special Tax — 1.2%
300	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	310

	Total New Jersey	498

	New Mexico — 1.0%
	Housing — 0.1%
25	New Mexico Mortgage Finance Authority, Single Family Mortgage, I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	27

	Other Revenue — 0.9%
200	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	225

	Total New Mexico	252

	New York — 2.6%
	Education — 0.9%
200	New York State Dormitory Authority, School District Building Financing Project, Series B, Rev., NATL-RE, 5.000%, 10/01/15	220

	Hospital — 0.8%
200	Ulster County IDA, Series A, Rev., 5.100%, 09/15/13	196

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX AWARE FUNDS	9

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — 0.9%
240	New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.375%, 06/15/43	243

	Total New York	659

	North Carolina — 1.8%
	Education — 0.6%
125	Board of Governors of the University of North Carolina, Appalachian State Charlotte, Series B1, Rev., 5.250%, 10/01/23	138

	Housing — 0.9%
230	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/39	238

	Utility — 0.3%
75	North Carolina Eastern Municipal Power Agency, Series C, Rev., 5.375%, 01/01/17	79

	Total North Carolina	455

	Ohio — 3.5%
	General Obligation — 0.6%
100	Cincinnati City School District, Classroom Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/25	110
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	49

		159

	Housing — 0.9%
225	Ohio Housing Finance Agency, Series F, Rev., GNMA/FNMA/FHLMC, 5.500%, 09/01/39	228

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
75	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	80

	Other Revenue — 1.6%
125	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	123
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	99
150	State of Ohio, Higher Education Facility, College of Wooster Project, Rev., 5.000%, 09/01/15	166

		388

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Private Placement — 0.1%
45	Belmont County Health Systems, East Ohio Regional Hospital, Rev., 5.700%, 01/01/13 (f) (i)	33

	Total Ohio	888

	Oklahoma — 0.9%
	Other Revenue — 0.9%
220	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	232

	Oregon — 1.4%
	Education — 0.3%
75	Forest Grove, Campus Improvement, Pacific University Project, Rev., 5.000%, 05/01/18	77

	General Obligation — 0.8%
150	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	170
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.500%, 06/15/30	23

		193

	Other Revenue — 0.3%
85	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	88

	Total Oregon	358

	Pennsylvania — 1.7%
	Education — 0.3%
70	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.000%, 05/01/12	73

	Other Revenue — 0.8%
50	Allegheny County Airport Authority, Series 2B, Rev., FGIC, 5.000%, 01/01/18	51
150	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/20	159

		210

	Resource Recovery — 0.6%
140	Harrisburg Authority, Resource Recovery Improvements, Series D-2, Rev., VAR, AGM, 5.000%, 12/01/13	140

	Total Pennsylvania	423

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Rhode Island — 0.3%
	Housing — 0.3%
85	Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Series 28-A, Rev., 4.650%, 10/01/20	86

	Tennessee — 0.8%
	Other Revenue — 0.8%
200	Memphis-Shelby County Airport Authority, Series A-1, Rev., AMT, 5.750%, 07/01/20 (w)	216

	Texas — 9.0%
	Education — 0.8%
100	Texas A&M University, Series A, Rev., 5.000%, 07/01/27	108
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/30	95

		203

	General Obligation — 3.1%
95	Austin Independent School District, Series B, GO, PSF-GTD, 5.000%, 08/01/15	108
80	Fort Bend County, GO, 5.250%, 03/01/28	84
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	226
340	State of Texas, Water Financial Assistance, Series D, GO, AMT, 5.000%, 08/01/17	376

		794

	Hospital — 0.8%
190	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	193

	Housing — 0.5%
115	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	120

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
100	Harris County Industrial Development Corp., Deer Park Refining Project, Rev., 4.700%, 05/01/18	104

	Other Revenue — 2.6%
200	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/21	202
250	Texas Department of Housing & Community Affairs, Series A, Rev., GNMA COLL, 5.000%, 07/01/29 (w)	268

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
200	Texas Transportation Commission, First Tier Put, Rev., VAR, 5.000%, 02/15/13	201

		671

	Prerefunded — 0.1%
30	City of Houston, Class A, Rev., AGM, Zero Coupon, 12/01/27 (p)	14

	Utility — 0.7%
60	Harris County Cultural Education Facilities Finance Corp., Teco Project, Series A, Rev., 5.000%, 11/15/15	68
100	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	105

		173

	Total Texas	2,272

	Utah — 0.2%
	Other Revenue — 0.2%
40	Utah Transit Authority, Series C, Rev., AGM, 5.250%, 06/15/25	45

	Virginia — 0.2%
	Other Revenue — 0.2%
50	Sussex County IDA, Atlantic Waste, Rev., VAR, 5.125%, 05/01/14	52

	Washington — 2.8%
	General Obligation — 0.8%
50	City of Tacoma, Limited Tax, Series B, GO, 5.000%, 12/01/17	57
220	State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	134

		191

	Other Revenue — 2.0%
300	City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	310
200	Washington State Housing Finance Commission, Non Amount Non Ace, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29 (w)	209

		519

	Total Washington	710

	Total Municipal Bonds (Cost $18,821)	18,901

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX AWARE FUNDS	11

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — 17.1%
	Consumer Discretionary — 4.8%
	Auto Components — 0.5%
125	Remy International, Term Loan B, VAR, 6.250%, 02/16/16	126

	Automobiles — 0.3%
	Ford Motor Co., Tranche B1 Term Loan,
50	VAR, 3.020%, 12/15/13	50
22	VAR, 3.020%, 12/15/13	22
4	VAR, 3.020%, 12/15/13	4

		76

	Gaming — 0.4%
	Sugarhouse HSP Gaming, Term Loan B,
86	VAR, 11.250%, 09/23/14	87
1	VAR, 11.250%, 09/23/14	1
8	VAR, 11.250%, 09/23/14	8

		96

	Hotels, Restaurants & Leisure — 1.2%
100	CCM Merger, Inc., Term Loan, 03/01/17 ^	101
	CCM Merger, Inc., Term Loan B,
71	VAR, 8.500%, 07/13/12	71
19	VAR, 8.500%, 07/13/12	20
9	VAR, 8.500%, 07/13/12	9
100	Citycenter Holdings, Inc., Term Loan, VAR, 7.500%, 06/30/15	101

		302

	Media — 1.8%
147	Cengage Learning Acquisitions, Term Loan, VAR, 2.550%, 07/03/14	141
15	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	16
	Media General, Inc., Term Loan,
14	VAR, 4.513%, 03/29/13	14
44	VAR, 4.561%, 03/29/13	43
57	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	57
	R.H. Donnelley, Inc., Exit Term Loan,
4	VAR, 9.000%, 10/24/14	3
35	VAR, 9.000%, 10/24/14	27
34	VAR, 9.000%, 10/24/14	26
4	VAR, 9.000%, 10/24/14	3
4	VAR, 9.000%, 10/24/14	3
132	Univision Communications, Inc., Initial Term Loan, VAR, 2.512%, 09/29/14	128

		461

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — 0.6%
	Claire’s Stores, Term Loan B,
102	VAR, 3.012%, 05/29/14	99
21	VAR, 3.054%, 05/29/14	21
26	VAR, 5.000%, 05/29/14	26

		146

	Total Consumer Discretionary	1,207

	Consumer Staples — 1.4%
	Household Products — 1.0%
100	Spectrum Brands, 1st Term Loan, 06/01/16 ^	101
150	UCI International, Term Loan, VAR, 5.500%, 07/26/17	151

		252

	Personal Products — 0.4%
100	NBTY, Inc., 1st Lien Term Loan, 10/01/17 ^	100

	Total Consumer Staples	352

	Financials — 1.0%
	Capital Markets — 0.1%
25	Pinafore LLC, Term Loan B1, VAR, 4.250%, 09/29/16	25

	Diversified Financial Services — 0.9%
	CIT Group, Inc., Tranche 3 Term Loan,
10	VAR, 6.250%, 07/27/15	10
10	VAR, 6.250%, 07/27/15	10
4	VAR, 6.250%, 07/27/15	4
4	VAR, 6.250%, 07/27/15	4
3	VAR, 6.250%, 07/27/15	3
3	VAR, 6.250%, 07/27/15	3
2	VAR, 6.250%, 07/27/15	3
2	VAR, 6.250%, 07/27/15	3
1	VAR, 6.250%, 07/27/15	1
45	Nexeo Solutions, Initial Loans, 07/31/17 ^	45
	Reynolds Group Holdings, U.S. Term Loan,
32	VAR, 4.250%, 02/14/18	32
55	VAR, 4.250%, 02/14/18	56
62	VAR, 4.250%, 02/14/18	63

		237

	Total Financials	262

	Health Care — 1.4%
	Health Care Providers & Services — 1.0%
3	Community Health Systems, Inc., Non Extended Delay Draw, VAR, 2.561%, 07/25/14	3
56	Community Health Systems, Inc., Non Extended Term Loan, VAR, 2.561%, 07/25/14	55

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
		Health Care Providers & Services — Continued
100		Inventive Health, Term Loan, 08/04/16 ^	100
99		Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	100

			258

		Pharmaceuticals — 0.4%
		Axcan Intermediate Holdings, Inc., Term Loan,
85		VAR, 5.500%, 02/10/17	85
15		VAR, 5.500%, 02/10/17	15

			100

		Total Health Care	358

		Industrials — 1.4%
		Airlines — 0.4%
		Delta Airlines, Inc., 1st Lien Credit Linked Deposit,
14		VAR, 0.094%, 04/30/12	14
83		VAR, 2.264%, 04/30/12	80

			94

		Building Products — 0.2%
4		Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.203%, 02/07/14	4
		Jacuzzi Brands, Inc., 1st Lien Term Loan B,
—	(h)	VAR, 2.533%, 02/07/14	—	(h)
45		VAR, 2.554%, 02/07/14	38

			42

		Commercial Services & Supplies — 0.3%
		Clarke American Corp., Term Loan B,
18		VAR, 2.762%, 06/30/14	17
13		VAR, 2.762%, 06/30/14	12
18		VAR, 2.803%, 06/30/14	18
11		VAR, 2.803%, 06/30/14	10
28		VAR, 2.803%, 06/30/14	27

			84

		Electrical Equipment — 0.4%
4		Electrical Components International, Inc., Synthetic Revolving Loan Commitment, VAR, 1.400%, 02/04/16	4
71		Electrical Components International, Inc., Term Loan, VAR, 6.750%, 01/25/17	71
		Generac Power Systems, Term Loan,
6		VAR, 2.760%, 11/10/13	7
36		VAR, 2.803%, 11/10/13	36

			118

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Trading Companies & Distributors — 0.1%
30		Univar Inc., Term Loan B, 06/01/17 ^	30

		Total Industrials	368

		Information Technology — 2.8%
		Communications Equipment — 1.0%
49		Avaya, Inc., Term Loan B1, VAR, 3.061%, 10/26/14	48
99		Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.811%, 10/27/17	97
100		CPI International, Inc., Term Loan B, 02/27/17 ^	100

			245

		Electronic Equipment, Instruments & Components — 0.5%
125		CDW Corp., Non Extended Term Loan, VAR, 4.264%, 10/10/14	125

		Internet Software & Services — 0.6%
150		Softlayer Technologies Term Loan B, 11/09/16 ^	151

		IT Services — 0.4%
23		First Data Corp., Initial Tranche B-3, VAR, 3.011%, 09/24/14	22
81		Global Cash Access, Inc., Term Loan, 02/25/16 ^	81

			103

		Semiconductors & Semiconductor Equipment — 0.3%
78		Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.510%, 12/01/16	78

		Total Information Technology	702

		Materials — 2.2%
		Chemicals — 1.1%
36		BOC Edward, Extended Term Loan, VAR, 5.500%, 05/31/16	35
		Leslie’s Poolmart, Term Loan B,
134		VAR, 6.000%, 11/21/16	135
1		VAR, 6.000%, 11/21/16	1
		Styron, 1st Lien Term Loan,
100		VAR, 6.000%, 07/31/17	101
—	(h)	VAR, 6.000%, 07/31/17	—	(h)

			272

		Containers & Packaging — 0.6%
150		Intelligrated Inc., Term Loan, VAR, 7.500%, 02/17/17	149

		Paper & Forest Products — 0.5%
125		Ainsworth Lumber Ltd., Term Loan B, VAR, 5.313%, 06/26/14	125

		Total Materials	546

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX AWARE FUNDS	13

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.5%
121	Time Warner Telecom, Term Loan B1, VAR, 2.020%, 01/07/13	120

	Wireless Telecommunication Services — 0.4%
100	Syniverse Holdings, Inc., Term Loan B, VAR, 5.250%, 12/22/17	101

	Total Telecommunication Services	221

	Utilities — 1.2%
	Independent Power Producers & Energy Traders — 1.2%
123	New Development Holdings LLC, Term Loan, VAR, 7.000%, 07/03/17	125
44	NRG Energy, Inc. (Opco), Credit-Linked Deposit Letter of Credit, VAR, 2.053%, 02/01/13	44
	NRG Energy, Inc. (Opco), Term Loan B,
14	VAR, 2.001%, 02/01/13	14
38	VAR, 2.053%, 02/01/13	38
	Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-3 Term Loan,
92	VAR, 3.764%, 10/10/14	77
4	VAR, 3.803%, 10/10/14	3
1	VAR, 3.803%, 10/10/14	1

	Total Utilities	302

	Total Loan Participations & Assignments (Cost $4,185)	4,318

SHARES
Short-Term Investment — 14.0%
	Investment Company — 14.0%
3,545	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (m) (Cost $3,545)	3,545

	Total Investments — 106.6% (Cost $26,800)	26,967
	Liabilities in Excess of Other Assets — (6.6)%	(1,677)

	NET ASSETS — 100.0%	$25,290

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.*
AMT	— Alternative Minimum Tax
COLL	— Collateral
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
RE	— Reinsured
Rev.	— Revenue
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2011.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—  Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $33,000 which amounts to 0.1% of total investments.

(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of February 28, 2011.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— When-issued security.
^	— Unsettled security, coupon rate is undetermined at February 28, 2011.

* Filed for bankruptcy on November 8, 2010

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2011

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2011

(Amounts in thousands, except per share amounts)

	Tax Aware High Income Fund
ASSETS:
Investments in non-affiliates, at value	$23,422
Investments in affiliates, at value	3,545

Total investment securities, at value	26,967
Receivables:
Investment securities sold	46
Fund shares sold	383
Interest and dividends	202
Unrealized appreciation on unfunded commitments	—	(a)
Due from Advisor	12

Total Assets	27,610

LIABILITIES:
Payables:
Due to custodian	243
Dividends	18
Investment securities purchased	1,944
Fund shares redeemed	4
Accrued liabilities:
Shareholder servicing fees	2
Distribution fees	2
Custodian and accounting fees	15
Trustees’ and Chief Compliance Officer’s fees	—	(a)
Other	92

Total Liabilities	2,320

Net Assets	$25,290

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX AWARE FUNDS	15

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2011 (continued)

(Amounts in thousands, except per share amounts)

Tax Aware High Income Fund
NET ASSETS:
Paid in capital	$25,124
Accumulated undistributed (distributions in excess of) net investment income	1
Accumulated net realized gains (losses)	(2)
Net unrealized appreciation (depreciation)	167

Total Net Assets	$25,290

Net Assets:
Class A	$4,021
Class C	2,751
Select Class	18,518

Total	$25,290

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	397
Class C	272
Select Class	1,828

Net Asset Value:
Class A — Redemption price per share	$10.14
Class C — Offering price per share (b)	10.12
Select Class — Offering and redemption price per share	10.13
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.54

Cost of investments in non-affiliates	$23,255
Cost of investments in affiliates	3,545

(a)	Amount rounds to less than $1,000.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2011

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2011

(Amounts in thousands)

Tax Aware High Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$877
Dividend income from affiliates	2

Total investment income	879

EXPENSES:
Investment advisory fees	63
Administration fees	16
Distribution fees:
Class A	8
Class C	16
Shareholder servicing fees:
Class A	8
Class C	6
Select Class	31
Custodian and accounting fees	39
Professional fees	79
Trustees’ and Chief Compliance Officer’s fees	— (a)
Printing and mailing costs	23
Registration and filing fees	45
Transfer agent fees	7
Other	7

Total expenses	348

Less amounts waived	(105)
Less earnings credits	— (a)
Less expense reimbursements	(128)

Net expenses	115

Net investment income (loss)	764

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	8
Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(216)
Unfunded commitments	— (a)

Change in net unrealized appreciation (depreciation)	(216)

Net realized/unrealized gains (losses)	(208)

Change in net assets resulting from operations	$556

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX AWARE FUNDS	17

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Tax Aware High Income Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$764	$503
Net realized gain (loss)	8	10
Change in net unrealized appreciation (depreciation)	(216)	1,293

Change in net assets resulting from operations	556	1,806

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(139)	(35)
Class C
From net investment income	(84)	(30)
Select Class
From net investment income	(549)	(437)

Total distributions to shareholders	(772)	(502)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	10,436	3,587

NET ASSETS:
Change in net assets	10,220	4,891
Beginning of period	15,070	10,179

End of period	$25,290	$15,070

Accumulated undistributed (distributions in excess of) net investment income	$1	$10

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2011

	Tax Aware High Income Fund
	Year Ended 2/28/2011	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$4,219	$2,310
Dividends and distributions reinvested	95	27
Cost of shares redeemed	(2,268)	(613)

Change in net assets from Class A capital transactions	$2,046	$1,724

Class C
Proceeds from shares issued	$2,045	$1,397
Dividends and distributions reinvested	64	23
Cost of shares redeemed	(836)	(315)

Change in net assets from Class C capital transactions	$1,273	$1,105

Select Class
Proceeds from shares issued	$6,821	$538
Dividends and distributions reinvested	514	433
Cost of shares redeemed	(218)	(213)

Change in net assets from Select Class capital transactions	$7,117	$758

Total change in net assets from capital transactions	$10,436	$3,587

SHARE TRANSACTIONS:
Class A
Issued	410	232
Reinvested	9	3
Redeemed	(222)	(63)

Change in Class A Shares	197	172

Class C
Issued	200	141
Reinvested	6	2
Redeemed	(83)	(32)

Change in Class C Shares	123	111

Select Class
Issued	677	53
Reinvested	50	44
Redeemed	(21)	(21)

Change in Select Class Shares	706	76

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX AWARE FUNDS	19

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Tax Aware High Income Fund
Class A
Year Ended February 28, 2011	$10.25	$0.44	(e)	$(0.11)	$0.33	$(0.44)
Year Ended February 28, 2010	9.15	0.40	(e)	1.10	1.50	(0.40)
Year Ended February 28, 2009	9.59	0.42	(e)	(0.44)	(0.02)	(0.42)
September 17, 2007 (f) through February 29, 2008	10.00	0.19	(e)	(0.41)	(0.22)	(0.19)

Class C
Year Ended February 28, 2011	10.24	0.39	(e)	(0.12)	0.27	(0.39)
Year Ended February 28, 2010	9.15	0.35	(e)	1.09	1.44	(0.35)
Year Ended February 28, 2009	9.59	0.37	(e)	(0.44)	(0.07)	(0.37)
September 17, 2007 (f) through February 29, 2008	10.00	0.17	(e)	(0.41)	(0.24)	(0.17)

Select Class
Year Ended February 28, 2011	10.24	0.45	(e)	(0.11)	0.34	(0.45)
Year Ended February 28, 2010	9.15	0.41	(e)	1.09	1.50	(0.41)
Year Ended February 28, 2009	9.59	0.43	(e)	(0.44)	(0.01)	(0.43)
September 17, 2007 (f) through February 29, 2008	10.00	0.19	(e)	(0.41)	(0.22)	(0.19)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.14	3.23%	$4,021	0.65%	4.25%	2.05%	16%
10.25	16.62	2,052	0.65	4.05	2.42	25
9.15	(0.25)	255	0.65	4.38	2.69	15
9.59	(2.23)	1,013	0.65	4.21	4.59	8

10.12	2.62	2,751	1.15	3.76	2.55	16
10.24	15.98	1,521	1.15	3.54	2.93	25
9.15	(0.73)	349	1.15	3.89	3.30	15
9.59	(2.46)	176	1.15	3.76	5.23	8

10.13	3.32	18,518	0.55	4.35	1.81	16
10.24	16.62	11,497	0.55	4.18	2.24	25
9.15	(0.14)	9,575	0.55	4.52	2.51	15
9.59	(2.22)	9,582	0.55	4.31	4.51	8

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2011	J.P. MORGAN TAX AWARE FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Tax Aware High Income Fund	Class A, Class C, Select Class	Diversified

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2011

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$98	$—	$98
Materials	—	105	—	105

Total Corporate Bonds	—	203	—	203

Municipal Bonds
Alaska
Other Revenue	—	155	—	155

Arizona
Education	—	387	—	387
General Obligation	—	231	—	231
Other Revenue	—	211	—	211
Prerefunded	—	231	—	231
Water & Sewer	—	599	—	599

Total Arizona	—	1,659	—	1,659

Arkansas
Housing	—	173	—	173
Special Tax	—	177	—	177

Total Arkansas	—	350	—	350

California
General Obligation	—	253	—	253
Hospital	—	101	—	101
Housing	—	56	—	56
Prerefunded	—	441	—	441

Total California	—	851	—	851

Colorado
General Obligation	—	88	—	88
Housing	—	122	—	122
Transportation	—	81	—	81

Total Colorado	—	291	—	291

Connecticut
Other Revenue	—	212	—	212

Delaware
Housing	—	101	—	101

District of Columbia
Other Revenue	—	208	—	208

Florida
General Obligation	—	85	—	85
Housing	—	213	—	213
Other Revenue	—	438	—	438

Total Florida	—	736	—	736

Georgia
Other Revenue	—	569	—	569
Utility	—	104	—	104

Total Georgia	—	673	—	673

Guam
Other Revenue	—	189	—	189

FEBRUARY 28, 2011	J.P. MORGAN TAX AWARE FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hawaii
General Obligation	$—	$108	$—	$108

Illinois
Education	—	105	—	105
General Obligation	—	344	—	344
Other Revenue	—	301	—	301
Transportation	—	278	—	278

Total Illinois	—	1,028	—	1,028

Indiana
General Obligation	—	106	—	106
Other Revenue	—	189	—	189

Total Indiana	—	295	—	295

Iowa
Housing	—	106	—	106

Kansas
Hospital	—	224	—	224
Housing	—	84	—	84
Water & Sewer	—	329	—	329

Total Kansas	—	637	—	637

Kentucky
Housing	—	101	—	101

Louisiana
Housing	—	37	—	37
Other Revenue	—	77	—	77
Transportation	—	106	—	106

Total Louisiana	—	220	—	220

Maryland
Transportation	—	93	—	93

Massachusetts
Education	—	468	—	468
Industrial Development Revenue/Pollution Control Revenue	—	146	—	146
Transportation	—	343	—	343
Water & Sewer	—	107	—	107

Total Massachusetts	—	1,064	—	1,064

Michigan
General Obligation	—	46	—	46
Other Revenue	—	358	—	358

Total Michigan	—	404	—	404

Minnesota
General Obligation	—	129	—	129
Hospital	—	195	—	195
Other Revenue	—	314	—	314

Total Minnesota	—	638	—	638

Mississippi
Other Revenue	—	253	—	253

24	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2011

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Missouri
General Obligation	$—	$264	$—	$264
Housing	—	72	—	72
Other Revenue	—	51	—	51
Transportation	—	418	—	418

Total Missouri	—	805	—	805

Montana
Housing	—	186	—	186
Other Revenue	—	99	—	99

Total Montana	—	285	—	285

New Hampshire
Other Revenue	—	293	—	293

New Jersey
Other Revenue	—	188	—	188
Special Tax	—	310	—	310

Total New Jersey	—	498	—	498

New Mexico
Housing	—	27	—	27
Other Revenue	—	225	—	225

Total New Mexico	—	252	—	252

New York
Education	—	220	—	220
Hospital	—	196	—	196
Other Revenue	—	243	—	243

Total New York	—	659	—	659

North Carolina
Education	—	138	—	138
Housing	—	238	—	238
Utility	—	79	—	79

Total North Carolina	—	455	—	455

Ohio
General Obligation	—	159	—	159
Housing	—	228	—	228
Industrial Development Revenue/Pollution Control Revenue	—	80	—	80
Other Revenue	—	388	—	388
Private Placement	—	—	33	33

Total Ohio	—	855	33	888

Oklahoma
Other Revenue	—	232	—	232

Oregon
Education	—	77	—	77
General Obligation	—	193	—	193
Other Revenue	—	88	—	88

Total Oregon	—	358	—	358

Pennsylvania
Education	—	73	—	73
Other Revenue	—	210	—	210
Resource Recovery	—	140	—	140

Total Pennsylvania	—	423	—	423

FEBRUARY 28, 2011	J.P. MORGAN TAX AWARE FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Rhode Island
Housing	$—	$86		$—	$86

Tennessee
Other Revenue	—	216		—	216

Texas
Education	—	203		—	203
General Obligation	—	794		—	794
Hospital	—	193		—	193
Housing	—	120		—	120
Industrial Development Revenue/Pollution Control Revenue	—	104		—	104
Other Revenue	—	671		—	671
Prerefunded	—	14		—	14
Utility	—	173		—	173

Total Texas	—	2,272		—	2,272

Utah
Other Revenue	—	45		—	45

Virginia
Other Revenue	—	52		—	52

Washington
General Obligation	—	191		—	191
Other Revenue	—	519		—	519

Total Washington	—	710		—	710

Total Municipal Bonds	—	18,868		33	18,901

Loan Participations & Assignments
Consumer Discretionary	—	1,207		—	1,207
Consumer Staples	—	352		—	352
Financials	—	262		—	262
Health Care	—	358		—	358
Industrials	—	368		—	368
Information Technology	—	702		—	702
Materials	—	546		—	546
Telecommunication Services	—	221		—	221
Utilities	—	302		—	302

Total Loan Participations & Assignments	—	4,318		—	4,318

Short-Term Investment
Investment Company	3,545	—		—	3,545

Total Investments in Securities	$3,545	$23,389		$33	$26,967

Appreciation in Other Financial Instruments
Unfunded Commitments	—	—	(a)	—	—	(a)

(a)	Amount rounds to less than $1,000.

26	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2011

There were no transfers between Levels 1 and 2 during the year ended February 28, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/11
Investments in Securities
Corporate Bonds — Industrials	$92	$—		$9	$—	(a)	$—	$(101)	$—	$—	$—
Municipal Bonds
Ohio — Private Placement	47	—	(a)	6	—	(a)	—	(20)	—	—	33
Wisconsin — Private Placement	202	—		(2)	—		—	(200)	—	—	—

Total Municipal Bonds	249	—	(a)	4	—	(a)	—	(220)	—	—	33

Total	$341	$—	(a)	$13	$—	(a)	$—	$(321)	$—	$—	$33

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.

Transfers into, or out of, Level 3 are valued using values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at February 28, 2011, which were valued using significant unobservable inputs (Level 3) amounted to approximately $6,000. This amount is included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statement of Operations.

B. Restricted and Illiquid Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The value and percentage of net assets of illiquid securities as of February 28, 2011 were approximately $33,000 and 0.1% respectively.

C. Loan Participations and Assignments — The Fund invests in loan participations and assignments of all or a portion of the loans. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. In contrast, the Fund has direct rights against the borrower on a loan when it purchases an assignment; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower and the Selling Participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). Although certain loan assignments or participations are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. In addition, loan assignments and participations are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan assignments and participations and certain loan assignments and participations which were liquid, when purchased, may become illiquid.

D. Unfunded Commitments — The Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments and participations to settle on future dates as part of its normal investment activities. Unfunded commitments are generally traded and priced as part of a related loan participation or assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported in the Statement of Assets and Liabilities. Credit risks exist on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

FEBRUARY 28, 2011	J.P. MORGAN TAX AWARE FUNDS	27

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

At February 28, 2011, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower (amounts in thousands):

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Commitment
Security Description					Amount	Value
Axcan Intermediate Holdings, Inc.	Term Loan	2/10/17	0.000%	5.500%	$50	$50

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

Purchases of to be announced (“TBA”), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Fund’s policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments. As of February 28, 2011, the Fund had when-issued securities on its SOI.

F. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

G. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

Paid-in-Capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
$1	$(1)	$—

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual fee rate of 0.35% of the Fund’s average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2011, the annual effective rate was 0.09% of the Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

28	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2011

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2011, the Distributor retained the following amounts (in thousands):

Front-End Sales Charge	CDSC
$3	$—	(a)

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets of each class.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class C	Select Class
0.65%	1.15%	0.55%

The contractual expense limitation agreements were in effect for the year ended February 28, 2011. The expense limitation percentages in the table above are in place until at least June 30, 2011.

For the year ended February 28, 2011, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expects the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$63	$16	$26	$105	$128

Additionally, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

There were no waivers resulting from investments in the money market funds for the year ended February 28, 2011.

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

FEBRUARY 28, 2011	J.P. MORGAN TAX AWARE FUNDS	29

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2011 (continued)

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2011, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party broker/dealers. For the year ended February 28, 2011, the Fund did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2011, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$11,869	$2,712

During the year ended February 28, 2011, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2011, were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$26,800	$539	$372	$167

There is no difference between book and tax basis appreciation (depreciation) on investments.

The tax character of distributions paid during the fiscal year ended February 28, 2011 was as follows (amounts in thousands):

Total Distributions Paid From:
Ordinary Income	Tax Exempt Income	Total Distributions Paid
$222	$550	$772

The tax character of distributions paid during the fiscal year ended February 28, 2010 was as follows (amounts in thousands):

Total Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long Term Capital Gains	Total Distributions Paid
$137	$360	$5	$502

At February 28, 2011, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

Current Distributable Ordinary Income	Current Distributable Tax Exempt Income	Unrealized Appreciation (Depreciation)
$2	$19	$167

The cumulative timing differences primarily consist of distributions payable and post-October loss deferrals.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended February 28, 2011, the Fund deferred to March 1, 2011 post-October capital losses of approximately $4,000.

6. Borrowings

The Fund relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrow-

30	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2011

ing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2011, or at any time during the year then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Advisor owns a significant portion of the outstanding shares of the Fund. Significant shareholder transactions, if any, may impact the Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund invests substantially all of its assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet their payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

FEBRUARY 28, 2011	J.P. MORGAN TAX AWARE FUNDS	31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan Tax Aware High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Tax Aware High Income Fund (hereafter referred to as the “Fund”) at February 28, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2011

32	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2011

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000-2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	148	None.

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	148	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor, City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).	148	Director, New Plan Excel (NXL) (1999-2005); Director, National Financial Partners (NFP) (2003-2005); Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	148	None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	148	Director, Center for Communication, Hearing, and Deafness (1990-present).

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	148	Trustee, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	148	Director, Radio Shack Corp. (1987-2008); Trustee, Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	148	Trustee, American University in Cairo (1999-present); Trustee, Carleton College (2002-2010).

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage J.P. Morgan Funds since 1987.	Chairman, Joe Pietryka, Inc. (formerly Lumelite Corporation) (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer, Lumelite Corporation (1985-2002).	148	Trustee, Morgan Stanley Funds (105 portfolios) (1992-present).

FEBRUARY 28, 2011	J.P. MORGAN TAX AWARE FUNDS	33

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees (continued)

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	148	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	148	None.
Interested Trustees

Frankie D. Hughes** (1952), Trustee of Trust since 2008.	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	148	Trustee, The Victory Portfolios (2000-2008).

Leonard M. Spalding, Jr.*** (1935); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989-1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990-1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990-1998).	148	Director, Glenview Trust Company, LLC (2001-present); Trustee, St. Catharine College (1998-present); Trustee, Bellarmine University (2000-present); Director, Springfield-Washington County Economic Development Authority (1997-present); Trustee, Catholic Education Foundation
			(2005-present).

(1)	Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined Messrs. Reid and Spalding should continue to serve until December 31, 2012.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (148 funds).

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment advisor, is a wholly-owned subsidiary of JPMorgan Chase & Co. Three other members of the Board of Trustees of Northwestern University are executive officers of registered investment advisors (not affiliated with JPMorgan) that are under common control with subadvisors to certain J.P. Morgan Funds.

**	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

***	Mr. Spalding is treated as an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

34	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2011

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Patricia A. Maleski (1960), President and Principal Executive Officer (2010)

Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled Vehicles since 2010; previously, Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)

Assistant Treasurer of the Trusts from 2009 to 2010; Executive Director, JPMorgan Funds Management, Inc. from February 2011; Vice President, JPMorgan Funds Management, Inc. from December 2008 to February 2011; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008, and Vice President of Credit Suisse, in the audit area from 1999 through 2005.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for privacy, personal trading and Code of Ethics compliance since 2004. Mr. Gulinello has been with JPMorgan Chase & Co. since 1972.

Michael J. Tansley (1964), Controller (2008)	Vice President, JPMorgan Funds Management, Inc. since July 2008; prior to joining JPMorgan Chase,
Mr. Tansley worked for General Electric, as Global eFinance Leader in GE Money from 2004 through 2008 and Vice President and Controller of GE Asset Management from 1998.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011; Associate, Willkie Farr & Gallagher LLP (law firm) from 2002 to 2005.

Gregory S. Samuels (1980) Assistant Secretary (2010)	Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Brian L. Duncan (1965), Assistant Treasurer (2008)*	Vice President, JPMorgan Funds Management, Inc. since June 2007; prior to joining JPMorgan Chase, Mr. Duncan worked for Penn Treaty American Corporation as Vice President and Controller from 2004 through 2007 and Assistant Vice President of Financial Reporting from 2003-2004.

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.

Laura S. Melman (1966), Assistant Treasurer (2006)

Executive Director, JPMorgan Funds Management, Inc. since February 2011, responsible for Taxation; Vice President, JPMorgan Funds Management, Inc. from August, 2006 to February 2011, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.

Francesco Tango (1971), Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2011	J.P. MORGAN TAX AWARE FUNDS	35

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2010, and continued to hold your shares at the end of the reporting period, February 28, 2011.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2010	Ending Account Value, February 28, 2011	Expenses Paid During, September 1, 2010 to February 28, 2011*	Annualized Expense Ratio
Tax Aware High Income Fund
Class A
Actual	$1,000.00	$982.60	$3.20	0.65%
Hypothetical	1,000.00	1,021.57	3.26	0.65
Class C
Actual	1,000.00	979.20	5.64	1.15
Hypothetical	1,000.00	1,019.09	5.76	1.15
Select Class
Actual	1,000.00	983.00	2.70	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

36	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2011

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2011. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2011. The information necessary to complete your income tax returns for the calendar year ending December 31, 2011 will be received under separate cover.

Tax Exempt Income

The percentage of distributions paid from net investment income that are exempt from federal income tax for the fiscal year ended February 28, 2011, was 70.97%.

FEBRUARY 28, 2011	J.P. MORGAN TAX AWARE FUNDS	37

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and account balances

¡transaction history and account transactions

¡checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡open an account or provide contact information

¡give us your account information or pay us by check

¡make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡affiliates from using your information to market to you

¡sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011 All rights reserved. February 2011.	AN-TAHI-211

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is William Armstrong. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2011 – $876,900

2010 – $568,000

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2011 – $213,200

2010 – $197,300

The audit-related fees consist of aggregate fees billed for assurance and related services by the independent registered public accounting firm to the Registrant that were reasonably related to the performance of the annual audit of the Registrant’s financial statements.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2011 – $158,610

2010 – $142,908

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2011 and 2010, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation
S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2011 – Not applicable

2010 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of

Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2011 – 0.0%

2010 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant for the last two calendar year ends were:

2010 - $32.1 million

2009 - $26.2 million

These amounts also include the aggregate non audit fees billed by the Independent Registered Public Accounting firm for services rendered to J.P. Morgan Chase & Co. (“JPMC”) and certain related entities.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/
Patricia A. Maleski
President and Principal Executive Officer
May 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/
Patricia A. Maleski
President and Principal Executive Officer
May 9, 2011

By:	/s/
Joy C. Dowd
Treasurer and Principal Financial Officer
May 9, 2011